Exhibit 99.1 Schedule 4

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Dummy ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
72854275	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,321.72	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$953.72	2.874%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	31.166%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated x/xx/xxxx shows subject mortgage was originated on xx The chain of assignment has been completed. The loan is currently assigned with MERS as nominee for xx No active judgments or liens have been found. The semi-annual county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and x/xx/xxxx respectively. As per updated title report, no prior year taxes are delinquent.	As per the review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment received date is not available. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing. As per the review of updated payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date of payment is x/xx/xxxx. The UPB mentioned in the updated payment history is $xxx,xxx.xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final loan application, the borrower xx., as a xx; and the borrower "xx" has been working at xx. The property is owner occupied and in average condition. As per the servicing comment dated x/xx/xxxx, the subject property was damaged by COL water on x/xx/xxxx (xx). The borrower has filed a new claim. The loss draft check #xx was received on x/xx/xxxx in the amount of $xx,xxx.xx, which was issued on x/xx/xxxx. As per the comment dated x/xx/xxxx, the loss draft check #xx was received on x/xx/xxxx in the amount of $xx,xxx.xx. As per the comment dated x/xx/xxxx, the loss draft check #xx was received on x/xx/xxxx in the amount of $x,xxx.xx. As per the servicing comment dated x/xx/xxxx, the fund has been posted on x/xx/xxxx in the amount of $x,xxx.xx. However, we are unable to determine whether the repairs have been made or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The subject is a manufactured home. The appraisal report dated xx/xx/xxxx is subject to completion or repair due to the lack of HUD data plates and receipt and review of the IBTS report. However, the xxxxD is missing from the loan documents. The final CD does not show any escrow holdbacks."	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWR was unemployed at the time of closing. BWR defect, unable to calc ATR. The subject loan originated on xx and the x-year SOL is active."
																																																																																								* Property is Manufactured Housing (lvl 2) "Home is affixed. The review of the updated title report dated xx/xx/xxxx shows the subject property type is a manufactured home. The Alta-x endorsement for manufactured home is not attached to the final title policy. The xx A&B is available in the recorded mortgage rider located at xx. As per the affixation affidavit along with the subject mortgage (xx), the home is permanently affixed to the foundation."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$44,537.31	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	784
56020130	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$20,561.27	$11,812.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,721.81	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	47.942%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx. No active judgments or liens have been found. Annual county taxes from xxxx to xxxx have been delinquent in the total amount of $xx,xxx.xx which were good through xx/xx/xxxx and xx/xx/xxxx. However, the delinquent tax amount exceeds x% of the original loan amount.	According to payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to payment history as of x/xx/xxxx, the borrower is current on the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy or foreclosure evidence has been found. As per the final application, the borrower has been working at "xx" as an administrator for xxx months. The subject property is owner-occupied. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: $999999.00 |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape shows that subject loan does not meet Freddie Mac's definition of a refinance transaction."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx%. The tape shows that the BWR income/employment was not properly documented. Further details not provided. Lender defect, unable to calc ATR. The subject loan originated on xx, and the x-year SOL is active.

Exception downgraded to level x as x-year SOL has been expired on xx/xx/xxxx."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower’s income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx.xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93930228	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,416.80	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$965.99	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.409%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx." The chain of assignments has not been provided. However, the current assignment is with the original lender,xx." No active judgments or liens were found. The county taxes for xxxx (xst and xnd installments) are due in the total amount of $x,xxx.x for xx/xx/xxxx and xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to tape data of payment history as of x/xx/xxxx, the borrower is current with the loan; the last payment received date is not available. The last payment was applied for on x/xx/xxxx, and the next due date for the payment is x/xx/xxxx. The P&I is $xxx.xx, the interest rate is x.xxx%, and the PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is current. As per tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. As per seller tape data, the subject property is occupied by the owner. As per the final application, the borrower, xx, has been working at xx. The covid-19 attestation is located at "xx." As per tape data, the borrower is not employed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -669 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Triad   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 338 Tape Value: 339 Variance: -1 Variance %: -0.29498% Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWR was unemployed at the time of closing. BWR defect, unable to calc ATR. The subject loan originated on xx and the x-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86970414	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,676.65	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$676.72	3.265%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.902%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx." No active judgments/liens have been found in the updated title report against the borrower/subject property. County taxes for xxxx have been paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found in the updated title report.	As per the review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied to the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB as of the date reflected in the provided payment history is $xxx,xxx.xx, and the current interest rate as per the payment history is x.xxx%.	Collections Comments:Currently, the loan is performing. As per the review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB as of the date reflected in the provided payment history is $xxx,xxx.xx. According to the appraisal report located at (xx) dated x/xx/xxxx, the subject property photo shows the property as having damaged exterior wood, peeling exterior paint, a damaged window frame, damaged driveway concrete, a damaged door frame, peeling deck paint, missing interior trim and ceiling tiles in the basement, and damaged exterior siding. However, there is no evidence to confirm the exact cost or current status of repairs. The loan was originated on xx. However, covid-19 attestation is missing from the loan file. As per the comment dated x/xx/xxxx, the property is owner-occupied and in average condition. As per xxxx, the borrower has been working at "xx. The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $xxx.xx, an interest rate of x.xxx% and a maturity date of xx. The P&I as per updated payment history as of the date is $xxx.xx and the rate of interest is x.xxx%; however, there is a reduction in P&I with respect to original note data, and it seems that there would be a possible loan modification, but an executed copy of such a loan modification agreement is missing from the loan file. As per the comment dated x/xx/xxxx, the trial modification was provided to the borrower.	Appraisal (Incomplete) Missing or error on the Rate Lock	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The tape shows that, as per the appraisal report, there is an issue that poses structural, health, and safety risks. The review of the appraisal report shows that the subject needs the following repairs: damaged exterior wood, peeling exterior paint, a damaged window frame, damaged driveway concrete, a damaged door frame, peeling deck paint, missing interior trim and ceiling tiles in the basement, and damaged exterior siding. The estimate of repairs and cost to cure, as per the appraiser, is $x,xxx. The final CD does not reflect any escrow holdback for the repairs, and the appraisal is "as is." The xxxxD report is missing from the loan documents. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "Loan failed the Qualified Mortgage Lending Policy Points and Fees Test due to fees charged: $x,xxx.xx fees threshold : $x,xxx.xx over by +$xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (lvl 3)     "Loan failed the GSE QM points and fees test due to fees charged: $x,xxx.xx fees threshold : $x,xxx.xx over by +$xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx%. The tape shows that proof of a x-year job history for the borrower and clarification of earning discrepancies on the current job are missing from the loan documents. Lender defect, unable to calculate ATR. The subject loan originated on xx and the x-year SOL is active.

Exception downgraded to level x as x-year SOL has been expired on xx/xx/xxxx."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on x/xx/xxxx and the SOL of x year has expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								TRID Violation due to decrease in lender credit on Closing Disclosure dated xx Initial LE dated xx reflects lender credit at $xx.xx, however, Revised CD dated xx/xx/xxxx reflects Lender Credit at $x.xx. This is decrease of $xx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL of x year has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	647
43178926	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,704.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,056.31	5.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	55.530%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. The semi-annual county taxes for xxxx were paid in the amount of $x,xxx.xx on x/xx/xxxx and xx/xx/xxxx. As per the updated title report, no prior-year taxes are delinquent.	As per review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
As per review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per final application, the borrower has been working at “xx” as an xx
The property is owner occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The subject loan is an FHA c/o uninsured loan and doesn't have the xx-month seasoning from the time of purchase. Also, the LTV on FHA loans needs to be based on the initial purchase price of the loan, which would put the LTV at xxx%. Original purchase xx UPB $xxx,xxx. Appraised value $xxxK."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (lvl 2) "Home is affixed. The review of the updated title report dated x/xx/xxxx shows the subject property type is a manufactured home. The Alta-x endorsement for manufactured home is not attached to the final title policy. However, the xx is available in manufactured housing unit rider of the recorded mortgage. Moreover, the affixation affidavit along with the subject mortgage (xx) states that the home is permanently affixed to the foundation."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, the borrower's income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU (xx) and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75257357	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,768.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,625.16	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	40.894%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of assignments has not been provided. However, the mortgage assignment is with the original lender “xx”.
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which includes the P&I of $x,xxx.xx, which was applied to the due date of x/xx/xxxx. The current rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No damage pertaining to the subject property has been found.
As per the final application, the borrower has been working at xx.
The loan was originated on xx/xx/xxxx and the covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 24 Tape Value: 25 |---| -1 |----| -4.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Conventional   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 4/xx/2021   Tape Value: 4/xx/2021   Variance: -5 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.25000%   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 111111111111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 111111111111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2051 Tape Value: 6/xx/2051 Variance: -31 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates occupancy misrepresentation. BWR leased the property prior to closing with SOFI. Further details were not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan closed with no appraisal. However, PIW is missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. The tape shows that BWR undisclosed mortgage debt prior to closing may push the DTI to xx.xx%. BWR defect, unable to calc ATR. The subject loan originated on xx and the x-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5704989	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,508.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,256.59	3.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	44.511%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. There is no chain of assignment. Currently, xx. No active judgments or liens have been found. The annual installments of county taxes for xxxx have been paid in the total amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
covid-19 attestation is available in the loan file, which is located at “xx”.
As per the final application, the borrower has been working at xx
As per the property inspection report located at "xx", the subject property has minor siding damage. Also, there is a roof leak and missing shingles on the second floor. The estimated cost of the repair was $x,xxx.xx. The seller's tape also shows that the subject property was damaged due to a hurricane. The renovation should be finished next month. The collection comments are missing from the loan file.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 20 Tape Value: 22 |---| -2 |----| -9.09090% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 5.737%   Variance %: 5.73700%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.592%   Tape Value: 25.777%   Variance: 3.815%   Variance %: 3.81500%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.688%   Variance %: 1.68800%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 36525 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 340 Tape Value: 329 Variance: 11 Variance %: 3.34346% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape shows the loan was closed under the FHA loan program, but the property suffered damage due to the hurricane, and the renovations should have been finished by next month. As a result of the delay in renovations, the loan is now uninsurable by the FHA, and hence the loan is now in the portfolio of loans with no MI."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (lvl 2) "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is "approve/eligible" with a DTI of xx.xx%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	518
6846136	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,444.39	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$799.67	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	22.033%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx the subject mortgage was originated on xx.
There are multiple prior UCC financing statements open against the borrower in favor of xx, which were recorded on x/xx/xxxx respectively. However, the amount of the lien is not mentioned in the supporting document.
The combined annual taxes for xxxx were paid in the amount of $x,xxx.xx on x/xx/xxxx.
As per updated title report, no prior year taxes are delinquent.	As per review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing. As per review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB mentioned in the updated payment history is $xxx,xxx.xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the final application, the borrower has been working at xx. The loan was originated on xx, and the covid-19 attestation is located at "xx". The property is owner-occupied and in average condition.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (lvl 3) "The tape shows the property was damaged by Hurricane IDA in xxxx. The damage has been repaired now. The borrower has made some slow payments."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63051963	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,762.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,835.12	4.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	54.200%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx." No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for xxxx were paid on xx/xx/xxxx in the total amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx. The covid-19 attestation is located at "xx."
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -5.110% |----| -5.11000% Comment: As per the DU/1008 at closing, the DTI is 54.200% Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien: $00.00 Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 1.689% Variance %: 1.68900% Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien: $00.00 Loan Amount: xx LTV/CLTV = xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows income miscalculation, which may push the DTI to xx%. Further details not found. Lender defect, unable to calc ATR. The subject loan originated on xx, and the x-year SOL is active."	* MI, FHA or MIC missing and required (lvl 3) "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18956894	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,786.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,437.60	2.875%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	39.077%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. There is no chain of assignment as the subject mortgage is with original lender xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of x/xx/xxxx, the borrower is currently delinquent for x month, and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the total amount of PITI $x,xxx.xx, which includes P&I $x,xxx.xx, with a rate of interest of x.xxx%, which was applied for the due date of x/xx/xxxx. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is collections.
According to a review of the payment history as of x/xx/xxxx, the borrower is currently delinquent for x month, and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the total amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The UPB is $xxx,xxx.xx.
As per comment dated x/xx/xxxx, the subject property is non-owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding damage.
The borrower has been working at xx.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 100000000122000 Tape Value: 110000000000 Variance: Variance %: Comment: Payment history string is 100000000122000. Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal reflects subject property type as PUD. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "In VA cash-out refinance loans, there should be a waiting period, or gap, of xxx days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied. Also, the tape shows BWR has been making payments but is one month delinquent." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	528
24765058	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$47.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,042.98	7.125%	336	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	45.756%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. Annual county taxes for xxxx have been exempted. The next installment of utility charges for xxxx will be due on xx/xx/xxxx in the amount of $xx.xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx which was applied to the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx and interest rate is x.xxx%.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. As per the final application, the borrower has been working at "xx" as a xx for xxx months. No evidence of damage or repairs has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 6 |---| -3 |----| -50.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.450%   Variance %: 0.45000%   Comment: Updated as per 1008.   Tape Source: Initial   Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows prior loan was modified and did not meet the seasoning requirements for refinance. There should be waiting period or gap between of xxx days first payment date of existing mortgage which is getting paid off and between closing of our subject loan. In this loan the waiting period is not satisfied."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (lvl 3) "The affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21728555	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,275.11	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,622.18	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	43.573%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first, second and third installments of county taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
The city, permit, building violations, and code enforcement are pending.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in the amount of $xxx,xxx.xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is reflected in the amount of $xxx,xxx.xx.
As per the final application, the borrower has been working at xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 21 Tape Value: 20 |---| 1 |----| 5.00000% Comment: 21 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -26.129%   Variance %: -26.12900%   Comment: As per documents borrower DTI ratio is 44.635%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001234444444444010000   Tape Value: PPPPPPPPPPPPC   Variance:    Variance %:    Comment: MMMMMMMMMMMMMMMM0000   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The subject loan is NOO and was approved at xx.xx%. Tape shows income miscalculation, which may push DTI to xx.xx%. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13424124	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,352.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,153.23	5.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.997%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx”. No active judgments or liens were found. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
The employment details are not available in xxxx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 7 Tape Value: 6 |---| 1 |----| 16.66666% Comment: Age of loan is 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 4.052%   Variance %: 4.05200%   Comment: As per DU, DTI is 44.997%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000   Tape Value: CCCCCC   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0000000 Tape Value: CCCCCC Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report is "as is," but the photo addendum shows interior wall deficiencies in the basement. An estimate of repairs is not available, and the final CD does not reflect any escrow holdback. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Abstract / Title Search Fee paid by Borrower: $xxx.xx
Lender's Title Insurance Policy paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Settlement or Closing Fee paid by Borrower: $xxx.xx
Tax Certification Fee paid by Borrower: $xx.xx
Title Courier Fee paid by Borrower: $xx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Abstract / Title Search Fee paid by Borrower: $xxx.xx
Lender's Title Insurance Policy paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Settlement or Closing Fee paid by Borrower: $xxx.xx
Tax Certification Fee paid by Borrower: $xx.xx
Title Courier Fee paid by Borrower: $xx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																							* ROR not hand dated by borrower(s) (lvl 3) "ROR is not hand dated by borrower."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows the BWR was not employed at the time of closing, and as a result, DTI is incalculable. BWRs did have $x,xxx monthly retirement/SSI in file. BWR defect, unable to calc ATR. The subject loan originated on xx and the x-year SOL is active."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	699
35128831	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,352.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,050.08	4.750%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	35.727%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
No active liens and judgments have been found.
Property taxes for the year xxxx have been paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the subject property is occupied by the owner.
No evidence of damage or repair has been found.
As per the loan application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 11 |---| 1 |----| 9.09090% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -11.057%   Variance %: -11.05700%   Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.579%   Variance %: -0.57900%   Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.579%   Variance %: -0.57900%   Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000   Tape Value: CCCCCCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000   Tape Value: CCCCCCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Update as per appraisal report. Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (lvl 3) "Initial CD does not reflect settlement agent information."
* ComplianceEase Risk Indicator is "Elevated" (lvl 3)     "Loan fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan failed the GSE QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fee was included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
																																																																																							* The property type does not match the Appraisal Report (lvl 3) "The appraisal dated x/xx/xxxx reflects the subject property as a single-family detached. However, the mortgage notarized on x/xx/xxxx contains a PUD rider."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed debt opened prior to closing, which may push DTI to xx.xx%. Further details not provided. BWR defect, unable to calc ATR. The subject loan originated on xx and the x-year SOL is active."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
51289152	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$12,083.66	$9,658.70	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,486.81	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	43.976%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. The annual combined taxes for xxxx have been delinquent in the total amount of $xx,xxx.xx, and the good through date is xx/xx/xxxx. However, the delinquent taxes exceed x% of the loan amount. UT shows two abstract reports. "City, Permit, Building Violations and Code Enforcement" completion status is completed for the first abstract report. However, the completion status of the second abstract report is pending.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy evidence has been found. The foreclosure was initiated in xxxx. The complaint was filed on x/xx/xxxx. The sale was scheduled for x/xx/xxxx. As per the comment dated xx/xx/xxxx, the borrower dropped off a check in the amount of $xx,xxx.xx to reinstate the loan. The servicer informed the borrower that they were going to post the check and cancel the FC sale. The comment dated x/xx/xxxx shows the close and bill instructions have been received and processed by the foreclosure firm. The seller’s tape data also shows the borrower made payments for xx/xxxx to x/xxxx on x/xx/xxxx and brought the loan current. No damage or repairs have been found.
Foreclosure Comments:The foreclosure was initiated in xxxx. The complaint was filed on x/xx/xxxx. The sale was scheduled for x/xx/xxxx. As per the comment dated xx/xx/xxxx, the borrower dropped off a check in the amount of $xx,xxx.xx to reinstate the loan. The servicer informed the borrower that they were going to post the check and cancel the FC sale. The comment dated x/xx/xxxx shows the close and bill instructions have been received and processed by the foreclosure firm. The seller’s tape data also shows the borrower made payments for xx/xxxx to x/xxxx on x/xx/xxxx and brought the loan current.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 48 Tape Value: 50 |---| -2 |----| -4.00000% Comment: 48 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.963%   Variance %: 0.96300%   Comment: 43.090%   Tape Source: Initial   Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The subject loan is NOO and was approved at xx.xx%. Tape shows income was incorrectly calculated and rental loss was not included in the DTI calculation. Also, BWR did not have a x-year history of receiving income from secondary employment, and the lease agreement for unit xxx was not documented. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject approved at xx%. Tape and file shows BWR did not have x year employment earning history and prior rental income history. Loan has since gone into FC but is now reinstated. Lender defect. Loan closed xx and x year SOL has expired."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89810966	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,570.70	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,327.28	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.749%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual combined taxes for xxxx have been due in the amount of $x,xxx.xx for xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated x/xx/xxxx, the xx is curtailment of income.
The covid-19 attestation is available at “xx”.
As per final xxxx, the borrower has been working at xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -22.22222% Comment: N/A Tape Source: Initial Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: As per the note, maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was originated on xx and approved as OO, but the tape indicates that the property may be NOO Tape shows BWR listed property for rent x days after closing. Further details were not provided. Elevated for client review."	* ComplianceEase State Regulations Test Failed (lvl 3) "The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99696955	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,933.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,265.23	4.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	42.132%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per final xxxx, the borrower was previously working at xx for the period xx/xx/xxxx to xx/xx/xxxx. Later, the borrower started working at xx for the period xx/xx/xxxx to xx/xx/xxxx. Currently, the borrower joined xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 42.132% Tape Value: 33.837% |---| 8.295% |----| 8.29500% Comment: Total subject property PITIA (P&I $1,265.23 + Real Estate Taxes $161.36 + Hazard Insurance $136.08 + Flood Insurance $0.00 + MI $0.00 + HOA Dues $0.00 + other debts $414.75) equals $2,106.59. Total verified monthly income equals $5,000.00. Housing Ratio equals 42.132%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -8.295% Variance %: -8.29500% Comment: Total subject property PITIA (P&I $1,265.23 + Real Estate Taxes $161.36 + Hazard Insurance $136.08 + Flood Insurance $0.00 + MI $0.00 + HOA Dues $0.00) equals $1,691.84. Total verified monthly income equals xx Housing Ratio equals xx Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase State Regulations Test Failed (lvl 3) "This loan failed the prohibited fees test due to fees of $xxx.xx. The following fees were included in the test: Processing Fee paid by Borrower: $xxx.xx Underwriting Fee paid by Borrower: $xxx.xx"	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject approved at xx.xx%. The tape shows that the BWR was not employed at closing, and the monthly income at the new job is less than $x,xxx. Borrower defect. Further details not provided. The subject loan originated on xx and the x-year SOL is active."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3701215	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,131.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$525.51	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	48.654%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx”.
There is an active prior mortgage against the subject property in favor of “xx” which was recorded on xx/xx/xxxx. However, the amount of the mortgage is not mentioned in the supporting document.
There is an active junior mortgage against the subject property in favor of “xx” which was recorded on xx/xx/xxxx. However, the amount of the mortgage is not mentioned in the supporting document.
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
The city, permit, building violations, code enforcement, and water/sewer account completion status are pending.

According to payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The required collection comments are missing from the loan file. The current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the collection comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been receiving social security income.
The loan was originated on xx and the covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 48.654% Tape Value: 48.650% |---| 0.004% |----| 0.00400% Comment: As per DU the DTI is 48.654%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: x   Variance: -0.583%   Variance %: -0.58300%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 34.000%   Variance: -0.583%   Variance %: -0.58300%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: As per note maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (lvl 4) "Subject leasehold agreement is in file and the leasehold term expires x/xx/xxxx and the mortgage matures on xx The lease agreement is available at "xx."	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails Qualified Mortgage Points and Fees test due to Fees charged $x,xxx.xx Fees threshold $x,xxx.xx Over By +$xxx.xx. The below fees were included in the test: Administration Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $xxx.xx"
* GSE Points and Fees Test Violations (lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $x,xxx.xx Exceeds Fees threshold of $x,xxx.xx Over by +$xxx.xx. The below fees were included in the test: Administration Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $xxx.xx"	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWR opened new debt and DTI is over xx%. Further details not provided. BWR defect. The subject loan was originated on xx and the x-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower's income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88133910	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,598.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,366.71	8.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	47.297%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of combined taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final application, the borrower is self-employed. He has been the president of xx.
As per the appraisal report dated xx/xx/xxxx, which is located at "xx", the subject has some normal deterioration caused by typical living. Subject photos (interior) attached to the report reflect some deterioration in the outbuilding interior.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Appraisal report reflects ‘as is', but the improvement section and photo addendum show the property condition is Cx, with normal physical deterioration in the outbuilding interior, caused by typical living. However, the appraisal report does not reflect the cost to complete the repair. xxxxD is missing from the loan document, and the final CD does not reflect the escrow holdback."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO and was approved at xx.xx%. Tape shows a net rental income miscalculation on the subject, and DTI is xx%. Further details not provided. Lender defect. Subject loan was originated on xx and the x-year SOL is active.

																																																																																								Downgrade to lvl 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54389368	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,511.65	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,582.01	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	44.744%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. No delinquent taxes have been found for the prior year.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per the final xxxx, the borrower has been working at xx
The covid-19 attestation is available in loan file located at xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 0000000000001   Tape Value: 00000000010   Variance:    Variance %:    Comment: Payment history string is 00000000000000001.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 1000000000000   Tape Value: 00000000010   Variance:    Variance %:    Comment: Payment history reversed string is 10000000000000000.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report, property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. The tape shows the BWR is employed by a family member, and the lender failed to document x-year tax returns. Lender defect. The subject loan originated on xx and the x-year SOL is active."	* Intent to Proceed Missing (lvl 3) "The borrower's intent to proceed is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase that originated on xx and the x-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "The loan failed charges that cannot increase the x% tolerance test. The loan estimate dated x/xx/xxxx does not reflect the appraisal re-inspection fee. However, the final CD dated xx reflects an appraisal re-inspection fee at $xxx.xx. This is an increase in fees of $xxx.xx for charges that cannot increase. The subject loan is a purchase that originated on xx and the x-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx, and the loan was underwritten by DU (xx) and its recommendation is 'Approve/Eligible' with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92898453	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,378.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,658.78	5.562%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.656%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. covid-19 attestation is available in the loan file, which is located at xx. As per the final application, the borrower is self-employed. He has been the owner/driver of xx. No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. As per the comment dated xx/xx/xxxx, the disaster impact mail was received. Further details not provided. CCs do not show damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: The current value is NA. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: 7/xx/2022   Tape Value: 7/xx/2022   Variance: -3 (Days)   Variance %:    Comment: Note document reflects date as 7/xx/2022.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000   Tape Value: 000000000   Variance:    Variance %:    Comment: The PH string is 00000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 00000000000 Tape Value: 000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx%. The tape shows the lender miscalculated rental income for the departing residence, and verification of the business being operational and open is missing from the loan document. DTI is xx%. Further details not provided. Lender defect. The subject loan was originated on xx and the x-year SOL is active."	* Intent to Proceed Missing (lvl 3) "The borrower's intent to proceed is missing from the loan documents."	* ComplianceEase TILA Test Failed (lvl 2) "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under-disclosed amount of $xxx.xx. The reason for the finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a purchase case that originated on xx and the x-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx, and the loan was underwritten by LP (xx) and its recommendation is "Accept" with a DTI of xx.xx%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58975360	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,603.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,303.17	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	48.124%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignments has not been provided. The current assignment is with MERS as a nominee for xx
No active liens or judgments were found.
The annual county taxes for xxxx have been paid in the total amount of $x,xxx.xx.
The annual city taxes for xxxx have been paid in the total amount of $xxx.xx.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per final application, the borrower has been the owner of xx
The post-closing details regarding the bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borrower first name as xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO and was approved at xx.xxx%. BWR did not disclose prior to closing that one of his SE businesses was closed due to fire. Further details not provided. Borrower defect. The subject loan was originated on xx and the x-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3754168	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,825.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,817.37	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			48.559%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.” No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. As per the final application, the borrower has been working at xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -2.716% |----| -2.71600% Comment: Borrower DTI ratio Percent 51.275% in audit 48.559% Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value xx NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Does lender G/L required MI? No, NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The subject loan was approved at xx.xx%. Tape and file show xx of $xxx per month was not paid at closing and DTI is xx.xx%. BWR has $xxx residual income, xx years on job, xxx credit score." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan document." * Missing proof of hazard insurance (lvl 3) "Hazard insurance is missing from the loan document."	* Final Application Incomplete (lvl 2) "Note and mortgage dated xx and all required final documents signed date is xx The final application was signed on x/xx/xxxx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	800
99131616	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,570.01	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,701.37	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	32.377%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx."
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for xxxx is due in the total amount of $x,xxx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied to the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB provided in the payment history is $xxx,xxx.xx and the current interest rate as per payment history is x.xxx%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history dated x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected in the payment history is $xxx,xxx.xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per xxxx, the borrower has been working at xx
The details on foreclosure and bankruptcy are not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case that originated on xx and the SOL is x year."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "The loan failed the initial loan estimate delivery date test due to the initial loan estimate dated xx/xx/xxxx and electronically signed on xx/xx/xxxx, which is more than x business days from the initial application date of xx/xx/xxxx. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of the initial LE. The subject loan is a purchase case that originated on xx and the SOL is x year."
* Loan does not conform to program guidelines (lvl 3)     "The tape shows that homebuyer education was required, and the lender failed to get the borrower to complete the course."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test and charges that in total cannot increase more than xx% tolerance test due to loan failed initial LE delivery and timing test. Initial LE dated xx was delivered on xx/xx/xxxx, which is more than x business days from the initial application date of xx/xx/xxxx. The subject loan is a purchase case that originated on xx/xx/xxxx, and the SOL is x year.

																																																																																								Exception downgraded to level x as x year SOL has been expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99988239	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,265.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,100.94	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	30.564%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. No active liens and judgments have been found. The county taxes for xxxx-xx have been paid. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence of damage or repair has been found. No record of bankruptcy filed by the borrower has been found. As per the final application, the borrower xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is Not applicable Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: 5.68627%   Comment: Original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.003%   Variance %: 0.00300%   Comment: Collateral value used for underwriting is xx Amount of secondary lien is $xx. Loan amount is xx LTV is xx and CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 4/xx/2023   Tape Value: 6/xx/2023   Variance: -51 (Days)   Variance %:    Comment: Original Note Doc Date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00   Tape Value: XXXXXXXXXXX0   Variance:    Variance %:    Comment: As per the payment history, the payment string is 00.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: Stated Maturity date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD Tape Source: Initial Tape Type:	3: Curable		* Loan does not amortize properly (lvl 3) "Tape and file show BWR income is more than xx% of AMI, and affordable xnd/HFA designation is missing in AUS. The borrower’s income more than average median income and HFA loan used on the loan to help close was not mentioned in the AUS submission. Further details not provided." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	721
12640975	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,586.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,707.88	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	24.111%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first, second and third installments of county taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. As per the final application, the borrower has been working at xx. As per the appraisal report dated xx/xx/xxxx, which is located at "xx," there is moss noted on the asphalt composition roof. A photo addendum is available at "xx," which clearly shows the moss on the roof. No details have been found regarding the completion of the repairs. CCs do not show damages. Unable to determine the current condition and occupancy of the subject property. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -122 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -54 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0100   Tape Value: XXXXXXXXX001   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal report dated xx/xx/xxxx "as is." Appraisal shows that moss was noted on the asphalt composition roof. A photo addendum is available on Pg#xxx, which clearly shows the moss on the roof. There is no evidence of water leaks. However, updated xxxxD is missing from the loan file. Also, the final CD does not reflect any escrow holdback." Subject may need a new roof in addition to other repairs. Elevated for client review."	* Missing Required Disclosures (lvl 3) "The operating income statement is missing from the loan documents."
																																																																																							* Required Documentation Missing or Incomplete (lvl 3) "Unable to calculate the DSCR ratio due to missing supporting docs (xxxx, xxx and Lease agreement) to capture the rent in the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18339383	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,054.31	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,846.02	6.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	56.706%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No bankruptcy and foreclosure evidence has been found.
As per the xxxx, the borrower has been working at xx
The appraisal report located at "xx" the completion of construction. The subject is new construction and the estimated cost of completion is not available in the appraisal report. Photos show the construction is not yet complete. The final CD does not reflect the escrow holdback. The updated xxxxD/completion report is missing from the loan file. CCs do not show damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 56.706% Tape Value: 58.088% |---| -1.382% |----| -1.38200% Comment: Borrower DTI ratio percent 58.088% as per 1008 56.706% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value xx NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L require MI? No Not applicable   Tape Source: Initial   Tape Type:
Field: Mailing Address City   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.633%   Variance %: 1.63300%   Comment: Original CLTV ratio xx in audit xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 1.633% Variance %: 1.63300% Comment: Original Standard LTV xx in audit xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal report dated xx/xx/xxxx in loan file is "subject to" the completion of construction. Subject is new construction and estimate cost of completion is not available in the appraisal report. However, xxxxD completion report is missing from loan documents. Also the final CD does not reflect any escrow holdback. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan failed compliance ease delivery and timing test for initial loan estimate dated x/xx/xxxx and electronically signed on x/xx/xxxx of which is greater than x days from the initial application date x/xx/xxxx. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE."
* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan document."
* Missing Initial Closing Disclosure (lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (lvl 3)     "Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 3)     "The affiliated business disclosure is missing from the loan documents."
																																																																																							* TRID Violations (lvl 3) "Tape shows a TRID violation, the APR increased by .xxx without a re-disclosure. The Infinity CE result did not test delivery and timing requirements for CD since the initial CD is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is “approve/eligible” with a DTI of xx.xx%."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33346171	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,870.74	xx	Not Applicable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$804.01	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	48.556%	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2023	$145,873.76	Not Applicable	5.250%	$727.72	01/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. The first and second installments of combined taxes for xxxx have been paid in the total amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final application, the borrower has been working at xx
As per the comment dated xx/xx/xxxx, the borrower's income was impacted by covid-19.
As per the comment dated xx/xx/xxxx, the borrower approved a x-month trial plan, which began from xx/xx/xxxx to xx/xx/xxxx.
As per the comment dated xx/xx/xxxx, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
The modification agreement was made between the lender and borrower on xx/xx/xxxx.
As per the comment dated xx/xx/xxxx, the foreclosure was initiated on the loan in xxxx. As per the comment dated xx/xx/xxxx, the foreclosure was put on hold for Respa BRP on xx/xx/xxxx. Further details not provided.
As per the comment dated xx/xx/xxxx, the servicer provided a x-month TPP, which will begin from xx/xx/xxxx to xx/xx/xxxx, with a monthly amount of $x,xxx.xx.
No post-close bankruptcy record has been found.
Foreclosure Comments:As per the comment dated xx/xx/xxxx, the foreclosure was initiated on the loan in xxxx. As per the comment dated xx/xx/xxxx, the foreclosure was put on hold for xx on xx/xx/xxxx. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning on xx/xx/xxxx with a maturity date of xx The loan has been modified once since origination.	Field: Borrower DTI Ratio Percent Loan Value: 48.556% Tape Value: 48.560% |---| -0.004% |----| -0.00400% Comment: DTI is 48.556%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 24 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 9/xx/2022   Tape Value: 10/xx/2022   Variance: -30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $804.01   Tape Value: $727.72   Variance: xx   Variance %: 10.48342%   Comment: Note document reflects P&I as $804.11.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000002144444444MMMMMMMMM   Tape Value: 000000000010   Variance:    Variance %:    Comment: 00000321004MMM444MMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMMMM444444441200000 Tape Value: 010000000000 Variance: Variance %: Comment: MMMMMMM444MMM40012300000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. The tape shows the SSI used to qualify is not supported by evidence of receipt for the loan, and excluding the income may push the DTI higher. Further details were not provided. Lender defect. The subject loan was originated on xx and the x-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower's income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx, and the loan was underwritten by DU (xx) and its recommendation is "Approve/Eligible" with a DTI of xx.xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	558
8764884	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,560.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$749.89	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.721%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx, which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx. The annual installments of county taxes for xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx and the deferred balance is $x,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx and the deferred balance is $x,xxx.xx.
As per final xxxx, the borrower was previously working at "xx" as a diesel mechanic for the period xx/xx/xxxx to xx/xx/xxxx. Currently, the borrower has been working at xx
As per the comment dated xx/xx/xxxx, the reason for default is the illness of the borrower’s family member.
As per the comment dated xx/xx/xxxx, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/xxxx, the borrower's income was impacted by covid-19. The servicer provided FB plans, which ran and were extended several times from xx/xx/xxxx to xx/xx/xxxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
PH tape data shows deferred balance in the amount of $x,xxx.xx. As per seller, deferment letter is missing and requested from the client..
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.721% Tape Value: 49.720% |---| 0.001% |----| 0.00100% Comment: As per LP/1008 calculated DTI is 49.72%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0011121211010021000000MM   Tape Value: 110111111110   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MM0000001200101121211100 Tape Value: 011111101011 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows the loan is xxx+ days delinquent. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "This loan failed the xx license validation test for one of the following reasons:
x) Kansas SB xxx (xxxx Kansas Laws Ch. xx) requires lenders who originate subordinate mortgage liens to be licensed under the xx Uniform Consumer Credit Code on or after July x, xxxx. After this date, lenders are no longer allowed to make subordinate lien loans under a Kansas License Using Interest Section xx-xxx or its corresponding Exemption Letter.
x) xx requires that mortgage lien loans with a closing date on or after July x, xxxx must be made under a xx Mortgage Company license. The Office of the State Bank Commissioner of xx has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a xx Supervised Lender license."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "Loan failed Qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds xx% (lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrowers' income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is 'Accept/Ineligible' with a DTI of xx.xx%. %. The subject loan was originated on xx and the x-year SOL is expired."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "The affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	647
80110318	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$11,374.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,251.73	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	41.842%	First	Final policy	Not Applicable	Not Applicable	12/xx/2021	$480,402.05	Not Applicable	2.875%	$1,685.34	02/xx/2022	Financial Hardship	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
The combined annual taxes for xxxx are paid in the total amount of $xx,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the initial and final xxxx, the borrower has been the owner of xx. CCs do not show damage. The subject property is occupied by the owner. The loan was modified in xxxx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made on xx/xx/xxxx with a new UPB of xx The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx and continuing until the new maturity date of xx	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.842% Tape Value: 41.840% |---| 0.002% |----| 0.00200% Comment: Seller tape shows DTI Ratio percent is xx as per the latest AUS document is 41.842%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 6/xx/2023   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -33 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2251.73   Tape Value: $1685.34   Variance: $566.39   Variance %: xx   Comment: Seller tape shows Original stated P & I $1685.34, as per the Note document is $2251.73.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000014444321   Tape Value: 000000000000   Variance:    Variance %:    Comment: PH string is 00000000000000014444321   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 123444410000000000000000 Tape Value: 000000000000 Variance: Variance %: Comment: PH String reversed is 1234444100000000000000000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The tape shows an unsourced deposit. Further details not provided. The review of loan documents shows that a gift amount of $xx and $xxK was used on the loan to satisfy cash to close; however, the donor bank statements proving the donor's ability are missing from the loan documents. The subject loan originated on xx and the x-year SOL has expired."
* Cash out purchase (lvl 2)     "The subject loan is purchase case. However, final CD dated xx reflects cash to in the amount of $x,xxx.xx."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and x-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated x/xx/xxxx does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at $x,xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.  Subject loan is purchase case, originated on xx and x-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86976119	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,080.63	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,599.28	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.885%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. The chain of assignments has not been provided as the subject mortgage is with the original lender, xx. No active judgments or liens have been found. The annual county taxes for the year xxxx have been paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.
Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence of foreclosure activity has been found. As per the servicing comment dated xx/xx/xxxx, the RFD is unemployment due to the covid-19 impact. The Covid FB plan ran and was extended several times, starting from xx/xx/xxxx to x/xx/xxxx. As per the collection comment dated x/xx/xxxx, the past-due payments were deferred and the total amount deferred is $xx,xxx.xx. Further details not provided. According to the collection comment dated xx/xx/xxxx, the roof of the subject property was damaged due to a hurricane. Further details not provided. As per the final application, the borrower has been working at xx. The loan was originated on xx/xx/xxxx and the covid-19 attestation is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 39.885% Tape Value: 39.880% |---| 0.005% |----| 0.00500% Comment: As per 1008/DU calculated DTI is 39.885%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000444444243343221   Tape Value: 000000000000   Variance:    Variance %:    Comment: As per payment history   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 12234334244444400000 Tape Value: 000000000000 Variance: Variance %: Comment: As per payment history Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. The tape shows asset misrepresentation. Total assets available as per DU and bank statements are $xx,xxx, which satisfies the cash to close requirement of $xx,xxx.xx. BWR defect. Further details not provided. The subject loan originated on xx and the x-year SOL is active."
* ComplianceEase Risk Indicator is "Elevated" (lvl 2)     "Loan failed Qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx%% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (lvl 2) "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79737333	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,652.27	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$817.85	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.234%	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	$164,096.83	Not Applicable	2.875%	$575.68	03/xx/2022	Financial Hardship	According to an updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. There is no chain of assignments as the subject mortgage is with the original lender, xx. No active judgments or liens have been found. All prior years' taxes have been paid.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. As per comment dated xx/xx/xxxx, the reason for default is a reduction in income due to covid-19. As per comment dated xx/xx/xxxx, the covid-19 flex modification was offered to the borrower with an effective date of xx/xx/xxxx. As per the final application, the borrower has been the cook at xx. The post-closing details regarding the bankruptcy have not been found. The appraisal report states "as is," but the improvement section shows the property condition is Cx, with minimal repairs and stains appearing to be older in color. Photo addendum shows the new faucet and back door sealed at trim required repairs. However, the appraisal report does not reflect the cost to complete the repair. As per the comment dated xx/xx/xxxx, the property was affected by a natural disaster. CCs do not show damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement signed between the borrower "xx" and lender "xx." with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $xxx.xx with a modified interest rate of x.xxx% starting on xx/xx/xxxx. The new maturity date is xx There is no deferred balance or forgiven principal amount.	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.234% Tape Value: 45.230% |---| 0.004% |----| 0.00400% Comment: The borrower's income is xx and total expenses are in the amount of $3,384.53. DTI is 45.234%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $817.85   Tape Value: $575.68   Variance: $242.17   Variance %: 42.06677%   Comment: Note document reflects P&I as $817.85.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000014444444   Tape Value: 000000000000   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444410000000000000000 Tape Value: 000000000000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The appraisal report states ‘as is', but the improvement section shows the property condition is Cx, with minimal repairs and stains appearing to be in color. Photo addendum shows the new facet and back door sealed at trim required repairs. However, the appraisal report does not reflect the cost to complete the repair. xxxxD is missing from the loan document, and the final CD does not reflect the escrow holdback."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at xx.xx%. Tape shows self-employment is not disclosed and income is not stable. Further details are not provided. Lender defect. The subject loan was originated on xx and the x-year SOL has expired.

Exception downgraded to level x as x-year SOL has been expired on xx/xx/xxxx."
* DU/GUS/AUS has issues or conditions (lvl 2)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower's income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. The AUS report is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	725
85727309	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,544.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,952.07	5.875%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	42.860%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to an updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Annual school taxes for xxxx/xxxx are due in the amount of $xxxx.xx.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx.

Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per final application, the borrower has been working at xx
The post-closing details regarding the bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -7 (Days)   Variance %:    Comment: As per note document, note date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "This loan failed the xx license validation test. (PA HB xxxx Section xxxx)
The xx HB xxxx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November xth, xxxx.
The xx Mortgage Lender License and xx Exemption Letter (Mortgage Act) are not available for loans with a closing date before November xth, xxxx. Additionally, the Pennsylvania First Mortgage Banker License, xx Secondary Mortgage Loan License, xx Unlicensed (Subordinate Lien), and xx Exemption Letter are not available for loans with a closing date on or after January xst, xxxx."
* Loan program disclosure missing or unexecuted (lvl 3)     "Loan program disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Occupancy concerns - (lvl 3) "Tape shows an occupancy issue with the subject property. As per the review of the loan file, the borrower, xx."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed debt at closing. BWR defect. Further details not provided. Subject loan originated on xx and x-year SOL is active."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85756097	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,725.15	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,609.77	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	48.480%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. There is a civil judgment against the borrower in favor of xx for the amount of $x,xxx.xx which was recorded on x/xx/xxxx. The annual combined taxes for xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which includes the P&I of $x,xxx.xx, which was applied to the due date of x/xx/xxxx. The current rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been receiving xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 6/xx/2023   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 11000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: The PH string reversed is 11000000.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: 00000011 Tape Value: 000000000000 Variance: Variance %: Comment: The PH string reversed is 00000011. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase State Regulations Test Failed (lvl 3) "Loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate." * Loan does not conform to program guidelines (lvl 3) "The subject loan was approved at xx.xxx%. The tape shows that the SSI was grossed up by the lender without supporting tax returns. SSI income docs in file. Income appears reasonable."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	792
99730798	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,036.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,438.68	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	42.482%	First	Final policy	Not Applicable	Not Applicable	07/xx/2022	$301,599.14	Not Applicable	3.125%	$1,101.52	07/xx/2022	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
There is a prior credit card judgment against the borrower in favor of xx, N.A. for the amount of $xx,xxx.xx recorded on xx/xx/xxxx.
The annual county taxes for xxxx were paid on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19. The BWR was approved for xx. As per the comment dated x/xx/xxxx, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the borrower "xx" and the lender "xx." As per the modified terms, the new principal balance is xx The borrower agreed to pay the P&I of $x,xxx.xx and an interest rate of x.xxx% beginning on xx until the maturity date of xx	Field: Borrower DTI Ratio Percent Loan Value: 42.482% Tape Value: 42.480% |---| 0.002% |----| 0.00200% Comment: As per 1008 DTI ratio percent is 42.482%; however seller tape shows DTI percent is 42.482%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 6/xx/2023   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.005%   Variance %: -0.00500%   Comment: As per appraisal CLTV is xx however, seller tape shows CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.005%   Variance %: -0.00500%   Comment: As per appraisal LTV is xx however, seller tape shows LTV is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 4840 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject approved at xx.xx%. The tape shows the DTI calculation is not supported and large deposits are unsourced. Assets available as per DU are $xxxK, which satisfies the cash-to-close requirement of $xxK. Further details not provided. Lender defect. The subject loan was originated on xx and the x-year SOL has expired."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
462921	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,723.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,261.99	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	49.455%	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2022	$496,691.08	Not Applicable	3.875%	$2,037.42	08/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
The chain of the assignments has not been provided. However, the mortgage is with the original lender “xx”.
No active judgments and liens have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which includes the P&I of $x,xxx.xx, which was applied to the due date of x/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan was modified on x/xx/xxxx with a modified principal balance of $xx
As per the comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19. The borrower was approved for the FB plan which started on xx/xx/xxxx and ended on x/xx/xxxx
As per the comment dated x/xx/xxxx, the roof and ceiling of the subject property were damaged due to water. The gutter was overflowing due to flooding and a hurricane on x/xx/xxxx. As per the comment dated x/xx/xxxx, the loss draft check was received from the insurance company for the amount of $xx, xxxx.xx on x/xx/xxxx. As per the comment dated x/xx/xxxx, the claim was closed. Further details not provided. Unable to confirm the current property condition and status of damages.
As per the comment dated x/xx/xxxx, the subject property was occupied by the tenant.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower “xx” and lender “Uxx” with an effective date of xx The new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx and continuing until the new maturity date of xx	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.455% Tape Value: 67.769% |---| -18.314% |----| -18.31400% Comment: Borrower DTI ratio percent 67.769% in audit 49.455% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value xx NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L require MI? No. As per MI certificate - Yes   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -0.823%   Variance %: -0.82300%   Comment: Housing ratio per U/W xx in audit 34.678%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 4839 (Days) Variance %: Comment: The maturity date per mod is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWR has insufficient income to support total monthly obligations, which are miscalculated, and the actual HOA dues for REO property were not documented, and now the revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan was originated on xx and the x-year SOL has expired."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Loan Service Fee paid by Borrower: $xxx.xx
Mortgage Insurance Premium $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx does not reflects Points - Loan Discount Fee. However, final CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan originated on xx and the x year SOL is expired."
* GSE Points and Fees Test Violations (lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Loan Service Fee paid by Borrower: $xxx.xx
Mortgage Insurance Premium $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from loan document."
* Missing Required Disclosures (lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower's income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71286219	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,263.76	5.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	32.757%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. There are three prior judgments against xx. There are multiple prior judgments against the borrower and prior owner in favor of multiple plaintiffs which were recorded on different dates in the amount of $xxx,xxx.xx. The tax details are not available.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which includes the P&I of $x,xxx.xx, which was applied to the due date of x/xx/xxxx. The current rate of interest is x.xx% and the current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been the owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 8 Tape Value: 7 |---| 1 |----| 14.28571% Comment: As per tape data, age of loan is 7. However it reflects 8. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 34.951%   Tape Value: 35.000%   Variance: -0.049%   Variance %: -0.04900%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 35.000%   Variance: -0.049%   Variance %: -0.04900%   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000 Tape Value: CCCCCCC Variance: Variance %: Comment: The PH string is 00000000. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows income was incorrectly calculated as the lender used only x-year tax return instead of the required x-years, and two installment debts omitted from total debts were not paid off prior to closing, which may push DTI to xxx%. Further details not provided. Lender defect. The subject loan was originated on xx and the x-year SOL is active."	* ComplianceEase Exceptions Test Failed (lvl 3) "The Pennsylvania HB xxxx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November xth, xxxx. The Pennsylvania mortgage lender license and Pennsylvania exemption letter (Mortgage Act) are not available for loans with a closing date before November xth, xxxx. Additionally, the Pennsylvania first mortgage banker license, Pennsylvania Secondary Mortgage Loan License, Pennsylvania unlicensed (Subordinate Lien), and Pennsylvania exemption letter are not available for loans with a closing date on or after January xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure is not hand signed by the borrowers."	* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by borrowers."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	481
14413065	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,770.23	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,406.76	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.149%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The water charges are delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx.
No prior year’s delinquent taxes have been paid.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx, which was applied for the due date of xx/xx/xxxx. The P&I is $xxxx.xx, and the PITI is $xxxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per final application, the borrower has been working at xx
The post-closing details regarding the bankruptcy have not been found.
No damages have been reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 43 Tape Value: 42 |---| 1 |----| 2.38095% Comment: note reflects Age of loan as 1 month. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 000210210000000000004321 Tape Value: CCCCCCCCCP Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (lvl 3) "The tape shows MI coverage on the loan was rescinded due to large deposits remaining unsourced. However, LOE for large deposits is available in the loan documents, and the total available assets of $xxk satisfy the cash to close requirement of $xx,xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (lvl 3) "The affiliated business disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower’s income is $x,xxx.xx, and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by LP (xx), and its recommendation is "Accept" with a DTI of xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88838943	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$4,534.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$751.03	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	Yes	37.820%	First	Final policy	Not Applicable	Not Applicable	12/xx/2022	$181,994.66	$5,000.00	3.990%	$738.63	01/xx/2023	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.” in the amount of $ xxx.xx which was recorded on xx/xx/xxxx.
The annual water charges for xxxx have been delinquent in the amount of $xxx.xx which were due on xx/xx/xxxx.

According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which includes the P&I of $xxx.xx, which was applied to the due date of x/xx/xxxx. The current rate of interest is x.xxx%, the current UPB is $xxx,xxx.xx, and the deferred balance is $x,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx and the deferred balance is $x,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19. The borrower approved the Covid FB plan several times, the last three months' FB plan was offered on xx/xx/xxxx. Further details not provided.
The loan was modified on xx
As per the comment dated x/xx/xxxx, the subject property is occupied by the owner. No comment pertaining to the damage to the subject property has been observed. As per tape data, the addendum to the purchase agreement required the seller to make repairs to the home. The repairs were not confirmed to be completed and the client was unable to provide proof of completion due to being out of the country for an extended period of time. CCs do not show any damage.
As per the final application, the borrower has been working at xx. However, the job type is not provided in the document.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx," with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount and the deferred amount is $x,xxx.xx. The borrower agreed to pay the modified monthly P&I of $xxx.xx with a modified interest rate of x.xxx% starting on xx/xx/xxxx and the new maturity date is xx	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 33 Tape Value: 32 |---| 1 |----| 3.12500% Comment: As per Tape data, age of loan is 32. However it reflects 33. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -17 (Days)   Variance %:    Comment: The loan mod date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 024432144444444444444444   Tape Value: 4444444444442   Variance:    Variance %:    Comment: The PH string is 0214321444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: Note reflects, property of address street is xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 4444 (Days) Variance %: Comment: The new maturity date per mod is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The appraisal report is "as is"; however, tape shows that the addendum to the purchase agreement reflects the seller's obligation to complete repairs estimated at $x,xxx to remove branches from the roof, repair leaks, replace non-functioning turbines, and apply coating. Neither confirmation from the BWR nor xxxxD is available to confirm repairs are completed. The final CD does not reflect any escrow holdback."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure hand signed by the borrower is missing from the loan file."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38969971	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,155.09	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,157.11	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	35.862%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. No active liens and judgments have been found. The combined annual taxes for the year xxxx have been paid. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No foreclosure activity has been found. No record of bankruptcy filed by the borrower has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 26 Tape Value: 24 |---| 2 |----| 8.33333% Comment: Age of loan is 26. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 35.862% Tape Value: 35.861% Variance: 0.001% Variance %: 0.00100% Comment: As per 1008 calculated DTI is 35.862%. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: PPPPPCCCCCCCC Variance: Variance %: Comment: 000000000000000000000000 Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (lvl 3) "The tape shows the property value is unsupported due to bad appraisal practices. The lot size of the subject is significantly larger than the comps selected. Large line adjustments were made to compensate for the dissimilarity and arrive at an appraised value of $xxxK. Zillow search reflects an estimated value of $xxx,xxx. Current UPB is $xxx,xxx.xx."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "TRID Violation due to decrease in lender credit on closing disclosure dated xx Initial LE dated xx reflects lender credit at $xxx.xx. However, final CD dated xx does not reflect lender credit. This is decrease of $xxx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from loan documents.

Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase, originated on xx and the SOL is x year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	758
628872	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,975.08	$2,721.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,250.99	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	44.373%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is an active HOA lien against the subject property in favor of "xx", which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx.
The annual installments of county taxes for xxxx have been delinquent in the total amount of $x,xxx.xx, which are good through xx/xx/xxxx.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final application, the borrower has been self-employed at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 11 Tape Value: 10 |---| 1 |----| 10.00000% Comment: Seller tape shows age of the loan is 10, as per the Note document it is 11. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000000000   Tape Value: CCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape shows property address street is xx, as per the Note document it is xx. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx,xxx.xx Exceeds Fees threshold of $xx,xxx.xx Over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
 Points - Loan Discount Fee paid by Borrower: $x,xxx.xx

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx Over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
 Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed debt opened prior to closing and DTI is xx.x%. Further details not provided. BWR defect. The subject loan was originated on xx and the x-year SOL is active."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed lender credits that cannot decrease x% tolerance test. Loan estimate dated xx/xx/xxxx reflects non-specific lender credits at $x,xxx.xx. However, CD dated xx/xx/xxxx does not reflects non-specific lender credit. This is a decrease in fee of $x,xxx.xx for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents.

Loan failed charges that cannot increase x% tolerance test. Loan estimate dated x/xx/xxxx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a purchase, originated on xx and the SOL of x-year has expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx% as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32136434	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,183.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,103.66	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.367%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available.
As per the final application, the borrower has been working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 8 Tape Value: 7 |---| 1 |----| 14.28571% Comment: As per Tape data, age of loan is 7. However it reflects 8. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000000   Tape Value: CCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects, property address street is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx Tape shows the lender omitted mortgage debt on REO property without supporting documents, and the revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active."	* Compliance Testing (lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx. The below fees were included in the test: Mortgage Broker Fee (Indirect) $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $x,xxx.xx."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.  The below fees were included in the test: Mortgage Broker Fee (Indirect) $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $x,xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure hand signed by the borrower is missing from the loan file."	* ComplianceEase TILA Test Failed (lvl 2) "Finance charge disclosed on Final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/xxxx the SOL is x year. Loan failed TILA APR Test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% under variance -x.xxx%. This loan failed TRID total of payment disclosed on final CD as $xxx,xxx.xx. Calculated total of payments is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx. The disclosed total of payments of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx and the provided reimbursement amount of $x.xx is not sufficient to cure the inaccuracy.

																																																																																								Exception downgraded to level x as x year SOL has been expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30883350	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,737.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,243.85	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.738%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx." No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of town taxes for xxxx is paid in the total amount of $x,xxx.xx on x/xx/xxxx. The second installment of town taxes for xxxx is due in the total amount of $x,xxx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found in the updated title report.	As per the review of the payment history dated x/xx/xxxx, the loan is current. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx, which was applied to the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB provided in the payment history is $xxx,xxx.xx, and the current interest rate as per the payment history is x.xxx%.	Collections Comments:Currently, the loan is performing. As per review of the payment history dated x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx. The current UPB provided in the payment history is $xxx,xxx.xx. No information has been found regarding the forbearance plan. No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. As per final xxxx, the borrower was previously working at xx for the period xx/xx/xxxx to x/xx/xxxx. Currently, the borrower joined xx on xx/xx/xxxx as a general utility worker (Lx-x). The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure		3: Curable		* Compliance Testing (lvl 3) "Tape shows the loan is undeliverable due to an increase of $xx in the recording fee, causing the loan to fail the TILA/TRID tolerance test. Further details not provided." * Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure is not signed by the borrowers."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	582
10867845	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,008.59	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,286.60	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	27.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx." No active judgments or liens were found. The xxxx county annual taxes have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xx%. The current UPB is reflected in the tape for the amount of $xxx,xxx.xx.	Collections Comments:The comment history is missing from the loan file.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is reflected in PH in the amount of $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the final application, the borrower, xx, has been the owner of xx
The occupancy of the subject property is unable to be determined.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 27.909% Tape Value: 27.908% |---| 0.001% |----| 0.00100% Comment: As per Tape data, Post Close DTI is 27.908%. However Final Application documents reflects as 27.909%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment: As per Tape data, Post Close Housing Ratio is xx However Final Application documents reflects as xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.008%   Variance %: -0.00800%   Comment: Collateral Value used for Underwriting: $694,500.00. Loan Amount: $494,500. CLTV = 971.202%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -0.008% Variance %: -0.00800% Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "Subject approved as OO. Tape and file show may be second home as BWR current address is in xx and subject is in xx and the transaction is an undervalued family transfer. Appraisal is at $xx, sales price is xx and subject loan is at xx Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "Subject loan approved at xx.xx%. Tape shows income as trust income. File shows $x.xM assets, xxx and xxx credit scores."
																																																																																							* Property Marketability Issues (lvl 3) "Tape shows the subject property located in an HOA that requires a mandatory membership fee of $xxk. The appraisal report and condo questionnaire do not reflect any details related to the membership fee. Further details not provided. The original appraised value is $x,xxx,xxx.xx. The current UPB is $xxx,xxx.xx on original sales price of xx Subject was an inter family non arms length transfer. Elevated for client review."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	728
19869638	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,615.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$974.81	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	30.630%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx." No active judgments or liens have been found. The county taxes for the year xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx.  The current UPB is $xxx,xxx.xx.
No evidence of damage or repair has been found.
As per tape data, the property is occupied by the owner.
As per the final xxxx, the borrower has been working at xx. Before this employment, the borrower was pursuing an education at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 30.630% Tape Value: 30.600% |---| 0.030% |----| 0.03000% Comment: Seller tape shows DTI Ratio percent is 30.600% as per the latest AUS document is 30.630%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.030%   Variance %: 0.03000%   Comment: Seller tape shows Housing Ratio percent is xx as per the latest AUS document is 19.710%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: 8/xx/2053 Variance: -609 (Days) Variance %: Comment: Seller tape shows State maturity date is xx as per the Note document is xx Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42910651	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,616.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$651.00	8.230%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	No	Yes	Unavailable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.”
No active judgments and liens have been found.
The annual combined taxes for xxxx have been due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI), which includes the P&I of $xxx.xx, which was applied to the due date of x/xx/xxxx. The current rate of interest is x.xx% and the current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The adjustment of the term agreement located at "xx" was made on xx/xx/xxxx. The new modified unpaid principal balance is $xx and the deferred amount is $x,xxx.xx. The borrower promised to pay the monthly P&I of $xxx.xx with a modified interest rate of x.xx% beginning on xx/xx/xxxx and a new maturity date of xx. As per the comment dated xx/xx/xxxx, the subject property is occupied by the owner. No comment pertaining to the damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $2251.97   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: The AOT is available in the loan file. The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $651.00   Tape Value: $274.41   Variance: $376.59   Variance %: 137.23625%   Comment: The P&I per note is $651.00.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.23000%   Tape Value: 1.99900%   Variance: 6.23100%   Variance %: 6.23100%   Comment: As per the note, the rate of interest is 8.23%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -8931 (Days) Variance %: Comment: As per the note, the maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (lvl 3) "The lost note affidavit has been found in the loan file located at "xx", which states that the original note has been misplaced or destroyed. However, a duplicate copy of the note is available in the loan file."	* Application Missing (lvl 2) "The final xxxx application is missing from the loan documents."
* Missing Appraisal (lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in North Carolina. The following state disclosures are missing from the loan file;
x. Credit Property Insurance Disclosure
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "The right of rescission document is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
45298627	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,049.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$541.41	7.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.980%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx." No active judgments or liens have been found. The annual county taxes for the year xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is$xxx.xx, and the interest rate is x.xxx%. The current UPB is $xx,xxx.xx.
Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
As per the final application, the borrower has been working at xx
The Covid xx attestation is available in the file at xx
No evidence of damage or repair has been found.
The subject property is occupied by the owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: As per Tape data, age of loan is 3. However it reflects 1. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.325%   Variance %: 1.32500%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $0.00. Loan Amount: $xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: As per note document original note date is 05/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.325%   Variance %: 1.32500%   Comment: Collateral Value used for Underwriting: $xx.00. Loan Amount: $xx. LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0   Tape Value: 1   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0   Tape Value: 1   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: As per final closing disclosure purpose of refinance is Cash-Out- Other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per final closing disclosure purpose of transaction is Cash-Out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: As per note document stated maturity date is 06/xx/2023. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape shows the loan type is FHA un-insured. However, this loan does not meet the GNMA seasoning requirements. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed FHA QM Safe Harbor loan test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (lvl 2) "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30539226	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,724.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,490.94	3.990%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	27.678%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx are due in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final application, the borrower previously worked at "xx" as a construction manager for the period xx/xx/xxxx to xx/xx/xxxx. Currently, the borrower has been working at "xx" as a director for x months (xx/xx/xxxx).
covid-19 attestation is available in the loan file, which is located at xx
As per the comment dated xx/xx/xxxx, the subject property is occupied by an unknown party.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 25 Tape Value: 29 |---| -4 |----| -13.79310% Comment: Note reflects Age of loan is 25 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -92 (Days)   Variance %:    Comment: As per note document first payment date is xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 180   Tape Value: 360   Variance: -180   Variance %: -50.00000%   Comment: As per note document loan original term months 180 months.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 77 (Days)   Variance %:    Comment: As per note document original note date is 05/xx/2021.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -5570 (Days)   Variance %:    Comment: Note reflects Stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 155   Tape Value: 338   Variance: -183   Variance %: -54.14201%   Comment: Note reflects stated Remaining term of loan is 155 months.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per Tape data, Subject Property Type is Single Family .However Appraisal documents reflects as PUD. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The subject loan is a NOO cash-out refinance and was approved at xx.xx%%. The tape shows that the debts to be paid off at closing were not, and the DTI is too high. However, review of the file shows no debts were supposed to be paid through the subject transaction, and DTI is xx.xx%%. Further details were not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94116672	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,076.74	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$962.03	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	44.276%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
xst and xnd half county taxes for xxxx are due in the amount of $xxxx.xx.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per final xxxx, the borrower was working at xx. Later, the borrower joinedxx. Currently, the borrower is working at xx.
As per the comment dated xx/xx/xxxx, borrower has been laid off, and the borrower plans on bringing the account current before FB ends. Further details not provided.
covid-19 attestation is located at “xx
The appraisal report dated x/xx/xxxx photo addendum reflects kitchen/ cosmetics damages to cabinet drawers. An estimated cost is not available. CC does not show damage. No details have been found regarding the completion of the repairs.
 No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 32 Tape Value: 36 |---| -4 |----| -11.11111% Comment: As per tape data age of loan is 36. However it reflects 32. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral value used for underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV = 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 24 (Days)   Variance %:    Comment: As per note document original note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral value used for underwriting: $240,000.00. Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per tape data subject property type is single family .However appraisal documents reflects as PUD. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The appraisal report states ‘as is', but the photo addendum reflects repairs needed due to the kitchen / cosmetic damage noted to cabinet drawers. However, the appraisal report does not reflect the cost to complete the repair. xxxxD is missing from the loan document, and the final CD does not reflect the escrow holdback."
* Loan does not conform to program guidelines (lvl 3) "Tape shows the loan is uninsurable by the FHA due to the MCR (Mortgage Call Report), which is not addressed by UW. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "The loan failed charges that cannot increase the x% tolerance test. The loan estimate dated x/xx/xxxx does not reflect points - loan discount fee. However, the final CD dated xx reflects points - loan discount fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on x/xx/xxxx, and the x-year SOL is expired."
* MI, FHA or MIC missing and required (lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by DU (xx), and its recommendation is "Approve/Eligible" with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24442557	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,665.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,762.85	$2,556.79	5.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	44.806%	First	Short Form Policy	Not Applicable	Not Applicable	07/xx/2015	$372,348.60	Not Applicable	5.000%	$2,494.12	09/xx/2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx.
The second installment of county taxes for xxxx/xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for six months and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which includes the P&I of $x,xxx.xx, which was applied to the due date of x/xx/xxxx. The current rate of interest is x.xx%. The current UPB is $xxx,xxx.xx and the deferred balance is $x,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan for six months and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan was modified on xx with the modified principal balance of $xx
As per the comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19. As per the comment dated x/xx/xxxx, the work has been impacted by the pandemic and BWR requested an FB extension. As per the comment dated x/xx/xxxx, the pandemic deferral for three payments was completed by the borrower. Tape shows FB balance in the amount of $x,xxx.xx.
As per the comment dated x/xx/xxxx, the borrower was approved for the TPP. Further details not provided.
As per the collection comment dated x/xx/xxxx, the subject property was occupied by an unknown party. No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrowers "xx’ and lender "xx," with an effective date of xx shows that the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xx%, which was started on xx and continues until the new maturity date of xx	Affiliated Business Disclosure Hazard Insurance	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: No   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: O   Variance:    Variance %:    Comment: Olayiwola   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $7482.36   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -39 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 3/xx/2010   Tape Value:    Variance:    Variance %:    Comment: 3/xx/2010   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 2/xx/2010   Tape Value:    Variance:    Variance %:    Comment: 2/xx/2010   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 2/xx/2015   Tape Value: 3/xx/2015   Variance: -28 (Days)   Variance %:    Comment: 2/xx/2015   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: Unavailable   Tape Value:    Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 3/xx/2024   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 434321000000000000000000   Tape Value: 3CCCCCC33333333636999999   Variance:    Variance %:    Comment: 444444321000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000123434   Tape Value: C3CCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 000000000000000123444444   Tape Source: Initial   Tape Type:
Field: Subsequent Payment Adjustment Months   Loan Value: 12   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months Loan Value: 12 Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (lvl 2) "This is a purchase transaction loan and the HUD-x shows the cash to the borrower in the amount of $xxx.xx."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "CE is moderate due to failure of TILA finance charge test."
* ComplianceEase TILA Test Failed (lvl 2)     "The loan failed TILA finance charge test.
Loan Data: $xxx,xxx.xx Comparison: $xxx,xxx.xx, Variance: -$xxxx.xx"
* Missing proof of hazard insurance (lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Note has LIBOR Index with Replacement Clause (lvl 2)     "Note states that if the index is no longer available, the note holder will choose a new index that is based on comparable information. The noteholder will give notice of this choice."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72749936	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,469.50	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$2,327.50	$3,888.54	5.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.164%	First	Final policy	Not Applicable	Not Applicable	07/xx/2013	$541,968.51	$67,282.92	4.500%	$2,134.01	08/xx/2013	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. There is a credit card judgment found against the borrower in favor of “xx” in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. The first and second installments of county taxes for xxxx-xx have been due in the total amount of $x,xxx.x on xx/xx/xxxx and xx/xx/xxxx. The annual water charges for the year xxxx have been delinquent in the amount of $xxx.xx, which are payable on x/xx/xxxx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
No evidence has been found regarding foreclosure.
Tape shows FB balance in the amount of $xx,xxx.xx, but the modification dated x/xx/xxxx shows the same amount as deferred balance.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under chapter-xx with xx on xx/xx/xxxx. The POC was filed on xx/xx/xxxx for the secured claim amount of $xxx,xxx.xx and the amount of arrearage is $x,xxx.xx. The borrower shall pay monthly mortgage payment in the amount of $xxx.xx for xx months to the trustee under the chapter xx plan. As per voluntary petition schedule D (Doc# xx), the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $x.xx. There is no evidence of cramdown.	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of $x,xxx.xx with the new fixed interest rate of x.xxx% beginning from xx to the new maturity date of xx The deferred amount is xx and interest-bearing amount is xx	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Balloon Indicator Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Performing   Variance:    Variance %:    Comment: Bankruptcy   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -13 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 8/xx/2010   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 7/xx/2010   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 7/xx/2015   Tape Value: 8/xx/2013   Variance: 699 (Days)   Variance %:    Comment: 7/xx/2015   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 8/xx/2023   Tape Value: 6/xx/2023   Variance: 33 (Days)   Variance %:    Comment: 8/xx/2023   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: No   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 8/xx/2024   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 999996669996336633CC3CC3   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 99999963633333333CCCCCC3   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Subsequent Payment Adjustment Months   Loan Value: 12   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months Loan Value: 12 Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (lvl 2) "The loan program disclosure is missing from the loan documents."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in MD. The following state disclosures are missing from the loan file;
x. Affidavit of Consideration
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"
* Note has LIBOR Index with Replacement Clause (lvl 2)     "Note states that if the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	674
13079944	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,000.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$4,016.96	$5,641.08	6.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	40.985%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
No active judgments or liens have been found.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx for xx/xx/xxxx.
No delinquent taxes have been found for the prior year.	As per the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The last transaction was made as per the ARM change notice effective from x/xx/xxxx which is located at xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No bankruptcy and foreclosure evidence has been found.
The subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: W   Tape Value: W.   Variance:    Variance %:    Comment: W   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: Performing   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 2/xx/2018   Tape Value: 3/xx/2018   Variance: -28 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 8/xx/2023   Tape Value: 5/xx/2023   Variance: 90 (Days)   Variance %:    Comment: 8/xx/2023   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCC3C   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000100   Tape Value: 96363CC3CCCCC3C363C36363   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: PUD   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (lvl 2) "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in VA. The following state disclosures are missing from the loan file;
x Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20994903	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,673.10	xx	xx	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	$906.46	$1,425.87	4.750%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	20.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.736%	First	Final policy	Not Applicable	Not Applicable	09/xx/2022	$309,497.19	Not Applicable	5.000%	$1,661.45	11/xx/2022	Financial Hardship	As per review of the updated title report dated x/xx/xxxx the subject mortgage was originated on xx. There are multiple prior civil judgments found against the borrower in favor of different plaintiffs in the amount of $x,xxx.xx, which were recorded on different dates. There is a xx lien on the subject property in favor of "xx" in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. There is a state tax lien of ‘xx’ against the borrower, xx. The first half of the county taxes for xxxx/xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx. The second half of the county taxes for xxxx/xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx. The utility charges for parcel# xx are delinquent in the amount of $xxx.xx which are good through x/xx/xxxx. As per the updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is in bankruptcy.
According to the review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
As per the document located at "xx," the foreclosure was initiated in xxxx, and the foreclosure complaint was filed on xx/xx/xxxx with case #xx. However, as per the servicing comment dated x/xx/xxxx, the foreclosure has been put on hold as the borrower filed for bankruptcy under Chapter xx on xx/xx/xxxx, and the bankruptcy is still active. Further details not provided.
According to the PACER, the debtor, "xx" filed for bankruptcy under Chapter xx with case# xx. The date of the last filing of bankruptcy is x/xx/xxxx. The plan was confirmed on x/xx/xxxx. The POC was filed on x/xx/xxxx, with a claim amount of $xx. The amended POC was filed on x/xx/xxxx with the claim amount of $xx. As per the confirmed plan, the debtor committed to pay the trustee $x,xxx.xx for x-xx months and $xxx.xx per month for xx-xx months. As per Schedule D under the voluntary petition, the amount of the claim without deducting the value of collateral is $xxx and the value of the collateral supporting the claim is $xx. Therefore, the unsecured claim is in the amount of $x.xx.
The property is owner-occupied and in good condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:As per the document located at "xx", the foreclosure was initiated in xxxx, and the foreclosure complaint was filed on xx/xx/xxxx with case #xx. However, as per the servicing comment dated x/xx/xxxx, the foreclosure has been put on hold as the borrower filed for bankruptcy under Chapter xx on xx/xx/xxxx, and bankruptcy is still active. Further details not provided.
Bankruptcy Comments:According to the PACER, the debtor "xx" filed for bankruptcy under Chapter-xx with case# xx on x/xx/xxxx. The date of the last bankruptcy filing is x/xx/xxxx. The plan was confirmed on x/xx/xxxx. The POC was filed on x/xx/xxxx, with a claim amount of $xx. The amended POC was filed on x/xx/xxxx with a claim amount of $xx. As per the confirmed plan, the debtor committed to pay the trustee $x,xxx.xx for x-xx months and $xxx.xx per month for xx-xx months. As per Schedule D under the voluntary petition, the amount of the claim without deducting the value of collateral is $xx and the value of the collateral supporting the claim is $xx. Therefore, the unsecured claim is $x.xx.	The loan modification agreement was made between the borrower and lender on xx The borrower agreed to pay the UPB of $xxx,xxx.xx with a x.xxx% interest rate, with P&I of $x,xxx.xx, and a fixed amortized type for the period starting on xx and ending on xx	Affiliated Business Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Currently in Foreclosure? Loan Value: Yes Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: First Pay Change Date   Loan Value: 2/xx/2009   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 1/xx/2009   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: No   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 2/xx/2024   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: 7/xx/2009   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subsequent Payment Adjustment Months   Loan Value: 12   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months   Loan Value: 12   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (lvl 2) "The loan program disclosure is not hand dated and signed by borrower."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in MD. The following state disclosures are missing from the loan file;
x) Affidavit of Consideration
x) Affidavit of Disbursement
x) First Time Buyers Affidavit
x) Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure."
* Note has LIBOR Index with Replacement Clause (lvl 2)     "The note states that if the index is no longer available, the note holder will choose a new index that is based on comparable information. The note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is not hand dated or signed by the borrower."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36335412	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,480.76	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,434.27	$2,306.87	6.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	38.898%	First	Final policy	Not Applicable	xx	03/xx/2017	$283,179.86	Not Applicable	4.875%	$1,498.61	08/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
No active liens and judgments have been found against the borrower and subject property.
The second installment of county taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x month. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent for x month. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
As per comment dated x/xx/xxxx, the RFD is curtailment of income.
The subject property is owner occupied.
No evidence has been found regarding foreclosure.
No evidence has been found regarding covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under chapter-xx with case#xx on xx/xx/xxxx. The POC was filed by the creditor "xx" on xx/xx/xxxx for the secured claim amount of $xx and the amount of arrearage of $xx,xxx.xx. The amended chapter xx plan was filed on xx/xx/xxxx, and confirmed on xx/xx/xxxx. The borrower has promised to make monthly mortgage payment in the amount of $x,xxx.xx per month for xx months to the trustee under the chapter xx plan. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xx. Hence, the unsecured portion is $xx. There is no any evidence of cram down. The BK was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.	The loan was modified on x/xx/xxxx, with a modified balance of $xxx,xxx.xx. The new modified P&I is $x,xxx.xx and the interest rate is x.xxx%. The first payment began on xx and the new maturity date will be xx However, the document dated x/xx/xxxx, located at xx," shows the P&I of MOD was reduced from x,xxx.xx to x,xxx.xx.	Loan Program Info Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy Filing Date   Loan Value: 10/xx/2011   Tape Value:    Variance:    Variance %:    Comment: 10/xx/2011   Tape Source: Initial   Tape Type:
Field: Current Bankruptcy Chapter   Loan Value: Chapter 13   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -147 (Days)   Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: First Pay Change Date   Loan Value: 8/xx/2012   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 7/xx/2012   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Expiration Date   Loan Value: 7/xx/2017   Tape Value: 8/xx/2017   Variance: -31 (Days)   Variance %:    Comment: 7/xx/2017   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2023   Tape Value: 6/xx/2023   Variance: 29 (Days)   Variance %:    Comment: 7/xx/2023   Tape Source: Initial   Tape Type:
Field: Neg. Amort Potential?   Loan Value: No   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Pay Change Date   Loan Value: 8/xx/2024   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111110000000000000000   Tape Value: CCCCCCCCCCCCCCCC33333333   Variance:    Variance %:    Comment: 211111111000000020000200   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000011111111   Tape Value: CCCCCCC99999999999999999   Variance:    Variance %:    Comment: 0010000100000001111111112   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached   Loan Value: Detached   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subsequent Payment Adjustment Months   Loan Value: 12   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subsequent Rate Adjustment Months   Loan Value: 12   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: No Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Cash out purchase (lvl 2) "This is a purchase transaction loan and the HUD-x shows the cash to the borrower in the amount of $x,xxx.xx."
* CreditRpt - Missing updated credit report (lvl 2)     "Credit report is missing from the loan documents."
* Loan program disclosure missing or unexecuted (lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
																																																																																								* Missing Required State Disclosures (lvl 2) "The subject property is located in xx. The following state disclosures are missing from the loan file; x. WV Collateral Protection Insurance Notice x. x. Co-Signer Notice. x. Financial Institution Insurance Disclosure. x. Non-Deposit Investment Product Disclosure. x. Financial Institution Insurance Disclosure. x. Non-Deposit Investment Product Disclosure."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70790143	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,706.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,266.57	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	44.887%	First	Final policy	Not Applicable	Not Applicable	05/xx/2022	$310,940.89	$16,200.00	2.750%	$1,013.11	05/xx/2022	Financial Hardship	According to an updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The second installment of county taxes of the year xxxx is due in the amount of $xxxx.xx on xx/xx/xxxx.
The water charges are delinquent in the amount of $xxxx.xx and good through xx/xx/xxxx.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx. The deferred balance is $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
The covid-19 attestation document is available at xx
As per final xxxx, the borrower was previously working at xx for the period xx/xx/xxxx to xx/xx/xxxx. Currently, the borrower has been working at xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement that was signed between the borrowers "xx" and lender "xx" with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance of xx and the deferred balance of xx Hence, the interest bearing amount is xx The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx and continuing until the new maturity date of xx	Missing Initial Closing Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 44.887% Tape Value: 44.880% |---| 0.007% |----| 0.00700% Comment: As per 1008/LP calculated DTI is 44.887%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.005%   Variance %: 0.00500%   Comment: As per 1008/LP calculated housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: As per Note document, property address is xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 4108 (Days) Variance %: Comment: As per the note, the mod maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows the sub-servicer removed PMI on a loan due to loan modification and used an incorrect value for PMI removal. Further details not provided."
* Missing Initial Closing Disclosure (lvl 3) "Initial closing disclosure dated xx/xx/xxxx is missing from the loan documents. DT is located at xx	* ComplianceEase TRID Tolerance Test is Incomplete (lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is a purchase, originated on xx and the SOL is x year."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69719917	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,813.11	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,192.68	5.950%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	49.521%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
No active judgments and liens have been found.
The annual combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which includes the P&I of $x,xxx.xx, which was applied to the due date of x/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. The loan has not been modified since origination. No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comment pertaining to damage to the subject property has been observed in the loan file. As per the final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.521% Tape Value: 58.320% |---| -8.799% |----| -8.79900% Comment: As per ratio DTI ratio percent is 49.521%; however seller tape shows DTI ratio percent is 58.320%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows current value is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.000%   Tape Value: 1.900%   Variance: -1.900%   Variance %: -1.90000%   Comment: As per ratio housing ratio is 0.000%; however, seller tape shows housing ratio is 1.900%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -1 (Days) Variance %: Comment: As per Note doc date is xx however, seller tape shows Note date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds xx% (lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. AUS report is missing from loan file."	* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (lvl 3)     "Final AUS report is missing from the loan documents."
* Missing Initial Closing Disclosure (lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* The final xxxx is missing (lvl 3) "Final transmittal summary is missing from the loan documents; however, post close xxxx dated x/xx/xxxx is available at xx	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWR was not employed at the time of closing and was unable to obtain a new employer/income. DTI is xx.xx, and the revised FICO is xxx. VOE dated x/xx/xxxx in the file shows BWR was employed as of x/xx/xxxx. Further details not provided. BWR defect. Subject loan was originated on xx and the x-year SOL is active."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
76091923	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,060.30	xx	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,028.48	8.400%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2014	$126,972.48	$7,490.13	6.750%	$901.71	06/xx/2014	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.

Collections Comments:The loan is currently in bankruptcy.
As per the review of payment history as of xx/xx/xxxx, the borrower has been delinquent for xx months with the loan and next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per comment dated x/xx/xxxx, xx was curtailment of income.
According to the PACER, the borrower “xx” filed bankruptcy under chapter- xx with the case#xx on x/xx/xxxx. The loan is in active bankruptcy.
No damages have been reported.

Foreclosure Comments:As per servicing comments the FC was initiated in xxxx. However, the FC was put on hold as the borrower filed for bankruptcy and the case was discharged on x/xx/xxxx. The FC was re-initiated in xxxx. As per document located at “xx” notice of lis pendens was filed on x/xx/xxxx. Final judgment was entered on x/xx/xxxx. As per the document located at "xx" recorded on x/xx/xxxx, the servicer (xx) seized the property under a writ of seizure issued on xx/xx/xxxx. However, the FC was put on hold as the borrower filed for bankruptcy. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower “xx” filed bankruptcy under chapter- xx with the case# xx on x/xx/xxxx. The POC was filed on x/xx/xxxx, with the claim amount of $xx and the arrearage amount is $xx. The chapter-xx plan was confirmed on x/xx/xxxx. As per the amended order confirming chaper-xx plan the debtor promised to pay $xxx.xx for the period of x months, then $x,xxx.xx for the period of x to xx months. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $x.xx. There is no comment indicating a cramdown. As per the notice of mortgage payment change (Doc), the new payment is $xxxx.xx. The loan is in active bankruptcy.

The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning on xx with a maturity date of xx The deferred balance is xx and interest bearing amount is xx

Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: 193 Tape Value: 194 |---| -1 |----| -0.51546% Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 3/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 89 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 280   Variance: 80   Variance %: 28.57142%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1028.48   Tape Value: $901.71   Variance: $126.77   Variance %: 14.05884%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.40000%   Tape Value: 6.75000%   Variance: 1.65000%   Variance %: 1.65000%   Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 62 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 169 Tape Value: 87 Variance: 82 Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (lvl 2) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (lvl 2)     "The loan failed TILA APR test due to final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (lvl 2)     "Final truth in lending is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (lvl 2)     "Appraisal report is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "Right of rescission is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
48599142	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$496.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,189.36	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	33.903%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx. The county taxes of xxxx have been paid in the total amount of $xxx.xx on xx/xx/xxxx and xx/xx/xxxx.	According to the payment history as of x/xx/xxxx, the borrower is performing with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for due date of x/xx/xxxx. The current P&I is $x,xxx.xx and current PITI is $x,xxx.xx with an interest rate of x.xxx%.The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the payment history as of x/xx/xxxx, the borrower is performing with the loan and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The loan is in Performing. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per Pacer, the borrower has not filed Bankruptcy.
The covid-19 attestation document is available at "xx".
As per the final xxxx, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Value: 17 |---| -2 |----| -11.76470% Comment: As per note doc age of loan is 15; however, seller tape shows age of loan is 17. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows current value is xx   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value date is not applicable; however, seller tape shows current value date is xx   Tape Source: Initial   Tape Type:
Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "Tape shows ineligible HOA. Review of the condo questionnaire shows total reserves are IAO $xxx,xxx.xx and no special assessment for damage or repair was observed. Further details not found. Appraisal report is "as is", and the subject is valued at $xxxK. Zillow search shows the subject valued at xx Current UPB is $xxxK. Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Condo Questionnaire fee. However, CD dated xx reflects Condo Questionnaire fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and x-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	754
81449732	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$4,485.88	$4,100.95	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,038.45	8.750%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	52.492%	First	Unavailable	Not Applicable	Not Applicable	08/xx/2022	$150,000.00	Not Applicable	5.000%	$805.23	08/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
No active liens and judgments have been found against borrower and property.
The county taxes for xxxx are delinquent in the total amount of $x,xxx.xx which were good through xx/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:As per UT dated x/xx/xxxx, the lis pendens located at "xx" was filed on xx/xx/xxxx. Further details not provided. However, the FC was put on hold due to loan modification.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under chapter-xx with case# xx on x/xx/xxxx. The POC was filed on xx/xx/xxxx for the secured claim amount of $xx and the amount of arrearage is $xx. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $x,xxx.xx. There is no any evidence of cramdown. However, the bankruptcy was dismissed on x/xx/xxxx and terminated on xx/xx/xxxx.	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx to the new maturity date of xx	Initial Escrow Acct Disclosure Right of Rescission	Field: Age of Loan Loan Value: 212 Tape Value: 214 |---| -2 |----| -0.93457% Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1038.45   Tape Value: $805.23   Variance: $233.22   Variance %: 28.96315%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.75000%   Tape Value: 5.00000%   Variance: 3.75000%   Variance %: 3.75000%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 347 Tape Value: 148 Variance: 199 Variance %: 134.45945% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (lvl 2) "This loan failed the TILA right of rescission test due to right of rescission is missing in the loan file and dated was not provided. Subject loan is refinance case, originated on xx and the SOL is x years."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Not all borrowers signed TIL (lvl 2)     "Final TIL is not signed by borrower."
* Right of Rescission missing or unexecuted (lvl 2)     "Right rescission is missing from the loan documents."
																																																																																								* TIL not hand dated (lvl 2) "Final TIL is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
11036843	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,056.47	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,115.98	5.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	56.637%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx. There are three prior state liens active against the borrower in favor of the Franchise Tax Board of the State of xx in the amount of $xx,xxx.xx. All were recorded on different dates. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per final application, the borrower has been the owner of xx
The appraisal report in the loan file is 'Subject to Repairs' due to the damage to the ceiling in the kitchen area to be repaired, peeling paint on storage, and peeling paint on the eaves and fascia board. Also, the photo addendum reflects the same issue. However, the appraisal xxxxD update/completion report is missing from the loan documents. The final CD doesn't reflect the escrow holdback. The appraisal report reflects $x,xxx.xx as the cost to complete the work. CC do not show any damage.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.185%   Variance %: 1.18500%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.185%   Variance %: 1.18500%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject was approved at xx%. Tape and file show income docs are missing and ATR could not be verified. Lender defect. Further details not provided. The subject loan originated on xx and the x-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The appraisal report in the loan file is 'Subject to Repairs' due to the damage to the ceiling in the kitchen area to be repaired, peeling paint on storage, and peeling paint on the eaves and fascia board. Also, the photo addendum reflects the same issue. However, the appraisal xxxxD update/completion report is missing from the loan documents. The final CD doesn't reflect the escrow holdback. The appraisal report reflects $x,xxx.xx as the cost to complete the work.

The tape shows the appraisal has expired. Appraisal report is dated x/xx/xxxx, which is older than xxx days from the closing date of xx/xx/xxxx."
* ComplianceEase Risk Indicator is "Elevated" (lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx. The following fees were included in the test: Administration Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx"
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx. The following fees were included in the test: Administration Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx"
* LE/CD Issue date test Fail (lvl 3)     "The loan failed the revised closing disclosure delivery date test due to the revised CD dated xx/xx/xxxx. The document tracker is missing, and x business days were added to get the receipt date of xx/xx/xxxx, which is less than three business days before the consummation date of xx/xx/xxxx."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Property is Manufactured Housing (lvl 2) "Home is affixed.
According to the appraisal report dated xx/xx/xxxx, the subject property type is a "Manufactured Home". Short form policy does not incorporate Alta x endorsement with it.  The  xx and xx is mentioned in the subject mortgage's legal description. Manufactured home rider is located at “xx."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower’s income is $x,xxx.xx, and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by LP (xx), and its recommendation is “Accept” with a DTI of xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	692
622078	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,262.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,097.09	3.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	52.867%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. The county taxes for the year xxxx were paid on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $xxxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. As per the loan application, the borrower was previously working at xx. Currently, the borrower has been working at xx. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 49 Tape Value: 50 |---| -1 |----| -2.00000% Comment: Note reflects age of loan as 49 months. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: A.   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower #1 middle name as A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral value used for underwriting: xx Loan amount: xx    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral value used for underwriting: $245,000.000. Loan amount: xx    Tape Source: Initial   Tape Type:
Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows an income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is expired."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "The loan failed charges cannot increase the x% tolerance test. The loan estimate dated xx reflects an appraisal fee of $xxx.xx. However, the final CD dated xx reflects the appraisal fee at $xxx.xx. This is an increase in the fee of $xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the x-year SOL is expired."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by DU (xx), and its recommendation is "Approve/Eligible" with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	685
83448842	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,394.96	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,063.83	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	44.153%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
No active liens and judgments have been found.
There is an active prior judgment against the borrower in favor of xx for the amount of $x,xxx.xx which was recorded on x/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which includes a P&I of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The current rate of interest is x.xx% and the current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -10.52631% Comment: As per note doc age of loan is 17; however, seller tape shows age of loan is 19. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value is not applicable; however, seller tape shows current value is xx   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per appraisal current value date is not applicable; however, seller tape shows current value date is xx   Tape Source: Initial   Tape Type:
Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "The total of payments is $xxx,xxx.xx. The disclosed total of payments of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx and the provided reimbursement amount of $x.xx is not sufficient to cure the inaccuracy."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, property condition, GLA and additional ammenities. Comp #x, with a sales price of xx is closest to the subject property valued at xx A Realtor.com search shows an estimated value of $xxxK. Current UPB $xxxK."	* ComplianceEase TILA Test Failed (lvl 2) "Finance charge disclosed on Final CD as $xxx,xxx.xx. Calculated Finance charge is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing.

Exception downgraded to level x as x year SOL has been expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37955474	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,020.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,424.21	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	47.829%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignments is complete. Currently, the mortgage is assigned to lender xx
No active liens and judgments have been found.
The county taxes for the year xxxx-xx are paid.
No prior year’s delinquent taxes have been found.
As per the payment history as of date xx/xx/xxxx, the borrower is current with the loan, and the last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $x,xxx.xx. According to payment history, the next due date is xx/xx/xxxx and the borrower’s current P&I is in the amount of $x,xxx.xx. The principal balance reflecting in the payment history is in the amount of $xxx,xxx.xx.
Collections Comments:As per the payment history as of date xx/xx/xxxx, the borrower is current with the loan, and the last payment was received on xx/xx/xxxx for the due date of xx/xx/xxxx in the amount of $x,xxx.xx. According to payment history, the next due date is xx/xx/xxxx and the borrower’s current P&I is in the amount of $x,xxx.xx. The principal balance reflecting in the payment history is in the amount of $xxx,xxx.xx.
According to the comment history, the borrower's income was not impacted by COVID.
No comments have been found regarding the property damages.
No comments have been found regarding the foreclosure and bankruptcy.
As per final xxxx, the borrower was working at xx.
According to the comment history, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 20 Tape Value: 22 |---| -2 |----| -9.09090% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx The tape shows an income miscalculation. Further details were not provided. Lender defect. The subject loan was originated on xx and the x-year SOL is active."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed ComplianceEase delivery and timing test for initial CD dated xx Document tracker is missing and x business days were added to get receipt date xx/xx/xxxx which is x days before the consummation date xx/xx/xxxx. The subject loan is a purchase, originated on xx and the x-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower's income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx.xx%."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77831256	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,407.89	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.865%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. Tax status is to follow. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. As per final application, the borrower worked at xx. Later, the borrower worked at xx. Currently, the borrower has been working at xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 12 |---| -1 |----| -8.33333% Comment: Age of Loan is 11 Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is Not Applicable Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value Date is Not Applicable Tape Source: Initial Tape Type: Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at xx.xx%. The tape shows misrepresentation of income as the borrower changed the income source from Wx to xxxx income was not supported. Borrower defect. The subject loan originated on xx and the x year SOL is active."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the x-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	756
98841622	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,732.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,179.41	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	49.448%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.
There are x prior state tax liens found against the subject property in the total amount of $xx,xxx.xx filed by different plaintiffs & recorded on different dates prior to the subject mortgage.
There are x prior credit card judgments found against the borrower in favor of “xx” in the total amount of $x,xxx.xx which were recorded on xx/xx/xxxx & xx/xx/xxxx.
There is credit card judgment found against the borrower in favor of “xx” in the amount of $xxx.xx which was recorded on xx/xx/xxxx.
There is civil judgment found against the borrower in favor of “xx” in the amount of $x.xx which was recorded on xx/xx/xxxx.
The xnd installment of town taxes for xxxx are due in the total amount of $x,xxx.xx on xx/xx/xxxx.
The xst installment of town taxes for xxxx are due in the total amount of $x,xxx.xx on xx/xx/xxxx.
The xth installment of town taxes for xxxx are due in the total amount of $x,xxx.xx on xx/xx/xxxx.
The xrd installment of town taxes for xxxx are due in the total amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of town taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
The xst installment of town taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
The xxxx utility annual taxes have been due in the amount of $x.xx which were due on xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No modification, forbearance details are available in recent collections comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per final application, the borrower “xx” has been working at “xx” as a “xx” for xxx months.
The loan was originated on xx. However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 36 Tape Value: 38 |---| -2 |----| -5.26315% Comment: Age of Loan is 36 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 5/xx/2023   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance per HUD-1 is Limited Cash Out (GSE definition) Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at DTI xx.xxx%. The tape shows undisclosed debt due to co-signing a loan for her son. Further details not provided. Borrower defect. The subject loan originated on xx and the x-year SOL is expired."
* ComplianceEase State Regulations Test Failed (lvl 2)     "Loan fails Prohibited Fees Test due to Fees charged $x,xxx.xx Exceeds Fees threshold of $x.xx Over by +$x,xxx.xx.
The below fees were included in the test:
Document Signing Fee paid by Borrower: $xx.xx
Processing Fee paid by Borrower: $xxx.xx
Title - Electronic Document Fee paid by Borrower: $xxx.xx
Title Closing Protection Letter paid by Borrower: $xx.xx
Title Escrow Service Charge paid by Borrower: $xx.xx
Title- Copy Fee APR paid by Borrower: $xx.xx
Title-Notice of settlement Fee paid by Borrower: $xx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
* ComplianceEase TRID Tolerance Test is Incomplete (lvl 2)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. The subject loan is a refinance, originated on xx and the x-year SOL has expired."
* Missing Initial Closing Disclosure (lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29587990	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,748.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,927.72	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	42.270%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
No active liens and judgments have been found.
The first and second installments county taxes for xxxx are due on xx/xx/xxxx and x/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of PITI $x,xxx.xx which includes the P&I of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been working at xx
The covid-19 attestation document is available at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 32 Tape Value: 33 |---| -1 |----| -3.03030% Comment: Age of Loan is 32 Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower First Name is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 7/xx/2023   Variance:    Variance %:    Comment: Current value date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: $0.00   Variance: xx   Variance %:    Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -7 (Days)   Variance %:    Comment: Original Note Doc Date is xx   Tape Source: Initial   Tape Type:
Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "TRID Total of Payments Test on Final CD as $xxx,xxx.xx Calculated Total of Payments is $xxx,xxx.xx for an under disclosed amount of -$xx,xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial escrow account disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "File and tape show the subject LTV is xx and HBEC (Homebuyer Education and Counseling) was not completed prior to closing. Further details not provided."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows an income miscalculation. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active.

Exception downgraded to level x as x-year SOL has been expired on xx/xx/xxxx."
																																																																																								* ComplianceEase TILA Test Failed (lvl 2) "Finance charge disclosed on Final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xx,xxx.xx Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.Subject loan is a purchase, originated on xx and the SOL is x year."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80136364	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$740.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$567.83	3.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	53.080%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. The county taxes for xxxx are due in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the last payment was received on xx/xx/xxxx, which was applied for xx/xx/xxxx. The next due date for the payment is xx/xx/xxxx. The P&I is $xxx.xx, the interest rate is x.xxx%, and the PITI is $xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the last payment was received on xx/xx/xxxx, which was applied for xx/xx/xxxx. The next due date for the payment is xx/xx/xxxx. The P&I is $xxx.xx, the interest rate is x.xxx%, and the PITI is $xxx.xx. The UPB is $xxx,xxx.xx.
 As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. CCs do not show damage. The covid-19 attestation is located at xx
 As per final xxxx, previously, the borrower was working at the ‘xx. Currently, the borrower has been working at “xx.” as a customer service rep for x months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 31 Tape Value: 34 |---| -3 |----| -8.82352% Comment: Age of loan is 31. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 3.500%   Variance %: 3.50000%   Comment: CLTV is correct based on the appraisal report.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 3.500%   Variance %: 3.50000%   Comment: CLTV is correct based on the appraisal report.   Tape Source: Initial   Tape Type:
Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (lvl 3) "Tape shows the incorrect gift amount utilized on approval. Loan approval reflects the gift amount of $x,xxx; however, the DU and gift letter reflect the gift fund IAO $x,xxx submitted for loan approval."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrowers' income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is 'Approve/Eligible' with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86290234	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,912.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$466.03	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	38.523%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
There are x civil judgments against the borrower, first in favor of xx for the amount of $xxx.xx recorded on x/xx/xxxx and second in favor of xx for the amount of $x,xxx.xx recorded on x/xx/xxxx.
The first and second installments of combined taxes for xxxx are due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing or error on the Rate Lock Mortgage Insurance Origination Appraisal Transmittal (1008)	Field: Age of Loan Loan Value: 106 Tape Value: 107 |---| -1 |----| -0.93457% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The seller guidelines used to underwrite the loan are missing from the loan file. Further details not found."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows unable to evaluate ATR due to income, employment, credit, and asset documents missing from the loan file. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is expired."
* ComplianceEase State Regulations Test Failed (lvl 2)     "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;
Tax Service Fee paid by Borrower: $xx.xx
MERS Fee paid by Borrower: $xx.xx
Title Examination Fee paid by Borrower: $xxx.xx
Title Document Preparation Fee paid by Borrower:"
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final good faith estimate is missing from the loan documents."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "Initial truth in lending is missing from the loan documents."
* MI, FHA or MIC missing and required (lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Appraisal (lvl 2)     "Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement is missing from the loan documents."
																																																																																								* Transmittal (xxxx) is Missing (lvl 2) "Transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
86633304	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$12,670.06	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,164.36	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	43.758%	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2022	$552,798.72	Not Applicable	5.000%	$2,958.99	05/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently, the loan is with “xx”. However, it should be with xx
There is an USA lien against the borrower in favor of “xx”, which was filed on xx/xx/xxxx in the amount of $xx,xxx.xx.
There is an USA lien in favor of “xx”, which was filed on xx/xx/xxxx in the amount of $xx,xxx.xx. However, the defendant’s middle name mentioned in the supporting document does not match with the subject borrower.
There are multiple prior civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of $xx,xxx.xx.
There are multiple civil judgments against the borrower in favor of different plaintiffs, which were recorded on different dates in the total amount of $xx,xxx.xx.
There are multiple civil judgments in favor of different plaintiffs, which were recorded on different dates in the total amount of $xx,xxx.xx. However, the defendant’s middle name mentioned in the supporting document does not match with the subject borrower.
There are two prior state tax liens against the borrower in favor of “xx”, which were recorded on xx/xx/xxxx and xx/xx/xxxx in the total amount of $xx,xxx.xx.
There are three state tax liens against the borrower in favor of “xx”, which were recorded on different dates in the total amount of $x,xxx.xx.
There are multiple state tax liens in favor of different plaintiffs, which were recorded on different dates in the total amount of $xx,xxx.xx. However, the defendant’s middle name mentioned in the supporting document does not match with the subject borrower.
The first and second installments of combined taxes for xxxx are due in the total amount of $xx,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final xxxx, the borrower was previously worked at “xx.” as a staff member for the period xx/xx/xxxx to xx/xx/xxxx. Currently, the borrower has been working at xx
The modification agreement was made between the lender and borrower on x/xx/xxxx.
According to the PACER, the borrower, xx, filed for bankruptcy under Chapter xx with the case xx on xx/xx/xxxx. The bankruptcy case was discharged on xx/xx/xxxx and terminated on xx/xx/xxxx.
As per comment dated x/xx/xxxx the borrower was in covid-19 FB plan. No further details found.
The loan has not been modified since origination.
No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower, xx, filed for bankruptcy under Chapter xx with the case xx. Schedule D of the voluntary petition shows that the amount of the claim without deducting the value of the collateral is $xx, and the value of the collateral is $xx. Therefore, the unsecured portion is $x.xx. The POC was filed by the creditor, "xx" on x/xx/xxxx, with the claim amount of $xx and the arrearage amount of $xx. The amended Chapter xx plan filed on xx. The bankruptcy case was discharged on xx	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning on xx with a maturity date of xx The loan has been modified once since origination.	Good Faith Estimate Initial 1003_Application Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance Origination Appraisal	Field: Age of Loan Loan Value: 95 Tape Value: 97 |---| -2 |----| -2.06185% Comment: Age of Loan is 95 Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $3164.36   Tape Value: $2958.99   Variance: $205.37   Variance %: 6.94054%   Comment: Original Stated P&I is $3,164.36   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 344 Tape Value: 265 Variance: 79 Variance %: 29.81132% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape shows the subject loan is a HPML loan. Infinity compliance results shows that the loan failed Higher-Priced Mortgage Loan Test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over By +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final good faith estimate is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over By +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (lvl 2)     "Intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Appraisal (lvl 2)     "Appraisal is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (lvl 2)     "AUS/DU is missing from the loan documents."
* Missing Initial xxxx_Application (lvl 2)     "Initial xxxx application is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by borrower is missing from the loan documents."
* Missing Required Disclosures (lvl 2)     "Home loan toolkit is missing from the loan documents
Settlement Services Provider List is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx. AUS report is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98486160	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,459.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,485.38	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	55.713%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The county taxes for the year xxxx were paid on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $xxxx.xx and the interest rate is x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx.  The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 47 Tape Value: 49 |---| -2 |----| -4.08163% Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per the note, the last name is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal, the subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Tape shows loan failed HPML test. Infinity's compliance report also shows that the loan fails Higher-Priced Mortgage Loan Test (xx CFR § xxxx.xx(a) (x)) due to APR calculated x.xxx% Exceeds APR threshold of x.xxx% Over By +x.xxxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Loan does not conform to program guidelines (lvl 3)     "The subject is the first lien and the owner-occupied loan. Tape shows the borrower had an FHA loan and was ineligible for a secondary lien or occupancy. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3) "Mortgage insurance certificate was missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed

Loan Failed FHA QM Safe Harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed"
																																																																																								* Higher Price Mortgage Loan (lvl 2) "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx % exceeds APR threshold of x.xxx% over by +x.xxxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52499855	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,672.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,807.20	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Secondary	Yes	Yes	No	37.060%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. The current UPB is reflected on tape in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is current. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. The current UPB is reflected on tape in the amount of $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per the final application, the borrower was previously working at xx.
The loan was originated on xx and the covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider	Field: Age of Loan Loan Value: 11 Tape Value: 14 |---| -3 |----| -21.42857% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Low Rise Condo (1-4 Stories) Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan approved at xx Tape shows loan does not meet SE income documentation as YTD profit & loss for the SE business is missing from the loan documents. Further details not provided. Lender defect, the subject loan originated on xx and x year SOL is active."	* Compliance Testing (lvl 3) "Tape shows QM safe harbor fail fees. Infinity CE does not fail the QM safe harbor test, but it fails the qualified mortgage lending policy points and fees test. Further details were not provided."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $xx,xxx.xx Exceeds Fees threshold of $xx,xxx.xx Over by +$xx,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
* Intent to Proceed Missing  (lvl 3)     "Intent to proceed disclosure is missing from the loan documents."
* Missing Required Disclosures (lvl 3) "Home toolkit disclosure is missing from the loan documents."	* Cash out purchase (lvl 2) "Subject loan is purchase case. However, final CD reflects cash to in the amount of $x,xxx.xx."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the x-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test and charges that in total cannot increase more than xx% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx/xx/xxxx delivered on xx/xx/xxxx which is more than x business days from initial application date xx/xx/xxxx. The subject loan is a purchase, originated on xx and the x-year SOL has expired.

Loan failed Initial LE estimate delivery and timing test. Initial LE dated x/xx/xxxx delivered on x/xx/xxxx which is more than x business days from initial application date x/xx/xxxx. The subject loan is a purchase, originated on xx and the x-year SOL has expired.

TRID Rate Lock Disclosure Delivery Date Test: A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/xxxx. The subject loan is a purchase, originated on xx/xx/xxxx and the x-year SOL has expired."
																																																																																								* Condo / PUD rider Missing (lvl 2) "b. The condominium rider is missing from the loan files."	* Settlement date is different from note date (lvl 1) "Final CD reflects closing date of xx Notary's signature date on the Mortgage/Deed of Trust is xx Note date is xx	Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90238524	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,990.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,375.96	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	41.243%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The county taxes for the year xxxx were paid on x/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $xxxx.xx and the interest rate is x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Collection comment dated x/xx/xxxx shows a disaster impact. Further details not provided. CCs do not show any damage.
As per the loan application, the borrower has been working at xx.
covid-19 attestation document is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 20 Tape Value: 21 |---| -1 |----| -4.76190% Comment: Age of Loan is 20 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is PUD Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/xxxx and the x-year SOL has expired."
* Intent to Proceed Missing  (lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "The subject loan was approved at a DTI of xx.xxx%. Tape shows DTI is over threshold. BWR has been a physician for xx years, has a xxx FICO and has been xXxx since inception on xx/xx/xx"
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects Appraisal Fee at $x,xxx.xx. However, CD dated xx reflects Appraisal Fee at $x,xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL has expired."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78819715	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,192.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,431.75	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	No	Yes	26.286%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The annual city taxes for xxxx are due on x/xx/xxxx in the amount of $xxx.xx.
The annual city taxes for xxxx were paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing, and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
Employment details are not available.
The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: n/a Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: n/a Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows LTV/CLTV/HCLTV eligibility. The review of the loan file shows the subject property is NOO and the LTV is xx The post-close DU available in the loan file shows approve-ineligible because the LTV cannot exceed xx% for multi-unit investment property."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36080558	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$381.09	3.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	29.881%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the last payment was received on xx/xx/xxxx, which was applied for xx/xx/xxxx. The next due date for the payment is xx/xx/xxxx. The P&I is $xxx.xx, the interest rate is x.xxx%, and the PITI is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the last payment was received on xx/xx/xxxx, which was applied for xx/xx/xxxx. The next due date for the payment is xx/xx/xxxx. The P&I is $xxx.xx, the interest rate is x.xxx%, and the PITI is $xxx.xx. The UPB is $xx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
CCs do not show damage. As per final xxxx, the borrower has been working at the xx.
The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Final 1003_Application Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 20 Tape Value: 23 |---| -3 |----| -13.04347% Comment: Age of loan is correct Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: n/a   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.688%   Variance %: 1.68800%   Comment: LTV is current as per the appraised value $xx and purchase price xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 1.688% Variance %: 1.68800% Comment: LTV is current as per the appraised value xx and purchase price xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Tape shows HPML issue. Infinity CE also fails for HPML test."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (lvl 3) "Review of appraisal report and seller tape shows that the subject has property flipping issue. Appraisal shows that the prior sale was held on xx/xx/xxxx with $xx,xxx.xx. Since purchasing the owner painted the wood cabinets in the kitchen, installed new laminate flooring, painted walls and trim throughout, and updated the bath. Current appraised value is $xx,xxx.xx and current sale price is xx The value of subject prices has increased within x months. Zillow search shows the estimated value of subject is $xxx,xxx."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the SOL is x year has expired."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "Loan failed the qualified mortgage safe harbor lending Policies test due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the SOL is x year has expired."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* Missing Final xxxx_Application (lvl 2) "Final xxxx is electronically signed by the co-borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	462
48879353	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$743.78	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.140%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx.
The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx The tape shows an income miscalculation. Further details were not provided. Lender defect. The subject loan was originated on xx and the x-year SOL is active."	* Intent to Proceed Missing (lvl 3) "Intent to proceed with application disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39589965	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$696.40	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	24.857%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

No active liens and judgments have been found against borrower and property.
Tax status is to follow.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
As per final xxxx, the borrower was previously working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 15 Tape Value: 16 |---| -1 |----| -6.25000% Comment: Age of loan as 15. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.692%   Variance %: 1.69200%   Comment: Original CLTV ratio percent as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.692%   Variance %: 1.69200%   Comment: Original standard LTV as xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Subject property type as single family. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at DTI xx.xx%. The tape shows the borrower’s SSN on the application was inaccurate. The correct SSN was provided later, and all debts prior to closing were not verified. Lender defect. The subject loan originated on xx and the x-year SOL is active."	* Intent to Proceed Missing (lvl 3) "The borrower's intent to proceed is missing from the loan file."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx and the x-year SOL is expired."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "Loan failed FHA QM safe harbor test threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% exceed by x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated x/xx/xxxx does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x-year SOL is expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (lvl 2) "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46631853	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,320.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,679.42	4.500%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	31.043%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
There is a junior mortgage that originated on xx.
No active judgments or liens have been found.
Annual county taxes for xxxx have been paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
As per updated title report, no prior year taxes are delinquent.	As per the review of the updated payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
As per the review of the updated payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date of payment is xx/xx/xxxx. The UPB as of the date mentioned in the updated payment history is xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx.
As per the review of latest servicing comment, the subject property is owner occupied. The servicing comment dated xx/xx/xxxx states that the disaster impact. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx The tape shows an income miscalculation. Further details were not provided. Lender defect. The subject loan was originated on xx and the x-year SOL is active."	* MI, FHA or MIC missing and required (lvl 3) "VA loan guaranty certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the x-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx does not reflect Appraisal Re-Inspection Fee. However, final CD dated xx reflects Appraisal Re-Inspection Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL has expired.

Loan failed charges than in total cannot increase more than xx% tolerance test. LE dated x/xx/xxxx reflects the sum of Section C fees and Recording fee at $xx.xx. However, CD dated xx reflects the sum of Section C and Recording fee at $xxx.xx. This is a cumulative increase of $xxx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL has expired."
																																																																																								* LTV or CLTV exceeds xxx% (lvl 2) "Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $xx,xxx.xx Loan Amount: xx CLTV = xx Current UPB is $xxx,xxx.xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90516694	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,193.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$573.09	4.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	47.389%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. No delinquent taxes have been found for the prior year.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No evidence has been found regarding bankruptcy and foreclosure.
As per the final application, previously, the borrower worked at xx.
Appraisal report in the loan file is 'AS IS'. However, the photo addendum shows repairs to multiple items listed. Updated xxxxD is available at "xx," but still some repairs remain unfinished, such as a home safety hazard with a missing tile floor, exposed electric in the hall, and peeling paint in numerous areas. The final CD does not reflect any escrow holdback. The estimated cost of repair is not available. CCs do not show damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Required State Disclosures Mortgage Insurance Notice of Servicing Transfer	Field: Age of Loan Loan Value: 74 Tape Value: 76 |---| -2 |----| -2.63157% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Appraisal report in the loan file is 'AS IS'. However, the photo addendum shows repairs of multiple items listed and updated xxxxD is available at "xx" but still some repairs remain unfinished, such as a home safety hazard with a missing tile floor, exposed electric in the hall, and peeling paint in numerous areas. The final closing disclosure does not reflect any escrow holdback. The estimated amount of repair could not be determined."
* Loan does not conform to program guidelines (lvl 3) "Tape shows missing guidelines; investor unable to test for ATR. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD being missing from loan documents. The subject loan was originated on xx and the x-year SOL is expired."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* MI, FHA or MIC missing and required (lvl 2)     "MI certificate is missing from the loan documents."
* Missing Required State Disclosures (lvl 2)     "List of service providers is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of service transfer is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx %, the borrower’s income was $x,xxx.xx and total expenses are in the amount of $xxx.xx. AUS report is missing from the loan documents. The subject loan was originated on xx and the x-year SOL is expired."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84747808	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,062.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$636.62	3.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	54.841%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. All prior years’ taxes have been paid.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per final application, the borrower has been the owner of xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Good Faith Estimate
Hazard Insurance
Initial 1003_Application
Missing or error on the Rate Lock
Missing Required Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Transmittal (1008)	Field: Age of Loan Loan Value: 108 Tape Value: 110 |---| -2 |----| -1.81818% Comment: Note reflects age of loan as 108 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral value used for underwriting: xx. Loan amount: xx LTV=xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral value used for underwriting: xx Loan amount: xx LTV=xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Note reflects property address street as xx.   Tape Source: Initial   Tape Type:
Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows an income miscalculation. The DU and gift letter show a gift fund in the amount of $xx,xxx, which was not sourced and submitted for loan approval. However, excluding the gift of $xx,xxx does not satisfy the cash to close requirement of $x,xxx.xx. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is expired."
* Cash out purchase (lvl 2)     "The subject loan is a purchase case. However, the final HUD-x dated x/xx/xxxx reflects cash to in the amount of $x,xxx.xx."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "Initial TIL is missing from the loan documents."
* Intent to Proceed Missing  (lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* MI, FHA or MIC missing and required (lvl 2)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial xxxx_Application (lvl 2)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Qualified Mortgage DTI exceeds xx% (lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by DU (xx), and its recommendation is "Approve/Eligible" with a DTI of xx.xx%."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (xxxx) is Missing (lvl 2) "Final transmittal summary is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90534182	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,912.10	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,625.12	3.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	41.849%	First	Final policy	Not Applicable	Not Applicable	08/xx/2016	$347,650.67	Not Applicable	3.000%	$1,964.18	08/xx/2016	Financial Hardship	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage originated on xx.
There are x state tax liens found against the subject property in the total amount of $xx,xxx.xx filed by different plaintiffs and recorded on different dates.
There are x civil and x credit card judgments found against the subject borrower in the total amount of $xx,xxx.x filed by different plaintiffs and recorded on different dates.
The xst, xnd, and xth installments of town taxes for the year xxxx-xxxx have been due in the total amount of $x,xxx.xx on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx.
The xst, xnd, and xrd installments of town taxes for the year xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx
The xxxx utility annual charges are due in the amount of $xxx.xx on xx/xx/xxxx.
The xxxx utilities annual charges have been delinquent in the amount of $xxx.xx which were due on xx/xx/xxxx and are good through date xx/xx/xxxx.
The xst, xnd, and xrd installments of utilities charges for xxxx are delinquent in the total amount of $xxx.xx which were due on xx/xx/xxxx, xx/xx/xxxx & x/xx/xxxx and good through the date xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated on this loan in xxxx, and the lis Pendens located at (xx) was filed on xx/xx/xxxx with the case# xx. As per the document located at (xx) this case was discharged. Again, as per the document located at “xx” the notice of lis pendens was filed on xx/xx/xxxx with the case#xx. No further details have been found about whether the above foreclosure case has been closed or not.
As per the servicing comment dated x/xx/xxxx, the reason for default is unable to contact borrower.
As per servicing comment dated xx/xx/xxxx, forbearance plan is completed.
No evidence has been found regarding litigation or contested matters.
As per the latest BPO report dated xx/xx/xxxx located at (xx), the subject property needs repairs. No details are available regarding the estimated repair cost. However, no information has been found related to damage or repairs in the latest xx months of collection comments.
As per seller tape data, the subject property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated on this loan in xxxx, and the lis Pendens located at (xx) was filed on xx/xx/xxxx with the case# x. As per the document located at "xx" this case was discharged. Again, as per the document located at “xx” the notice of lis pendens was filed on xx/xx/xxxx with the case#xx. No further details have been found about whether the above foreclosure case has been closed or not.
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower “xx” and lender “xx” with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx/xx/xxxx which will get changed in x steps until the new maturity date of xx The rate will change in x steps which end with x.xxx%.	Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Age of Loan Loan Value: 211 Tape Value: 212 |---| -1 |----| -0.47169% Comment: 211 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 7/xx/2023   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -2252 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Streamline Refinance   Variance:    Variance %:    Comment: Full Documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: 360   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 25.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1625.12   Tape Value: $1614.39   Variance: $10.73   Variance %: 0.66464%   Comment: $1,625.12   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 3.75000%   Tape Value: 6.50000%   Variance: -2.75000%   Variance %: -2.75000%   Comment: 3.75000%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -9801 (Days)   Variance %:    Comment: 1/xx/2036   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 149   Tape Value: 269   Variance: -120   Variance %: -44.60966%   Comment: 149   Tape Source: Initial   Tape Type:
Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (lvl 2) "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Loan program disclosure missing or unexecuted (lvl 2)     "The loan program disclosure is missing from the loan documents."
																																																																																								* Note has LIBOR Index with Replacement Clause (lvl 2) "Note states that if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The noteholder will give notice of this choice."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64461894	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,327.99	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,825.24	4.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	37.319%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated xx. No active judgments or liens have been found. The county taxes for the year xxxx were paid on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $xxxx.xx and the interest rate is x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
Collection comment dated xx/xx/xxxx shows a disaster impact. Further details not provided. CCs do not show any damage.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower is receiving xx. The co-borrower has been working as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: As per note. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 5/xx/2023   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.004%   Variance %: -0.00400%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -0.004% Variance %: -0.00400% Comment: As per calculation. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx The tape shows income continuance. The review of the loan file shows BWRx is qualified with pension or retirement income, and DU reflects that documentation of x years of continuance is required. The lender approved the loan using only a two-month bank statement. Lender defect: the subject loan originated on xx and the x-year ATR SOL is active."	* Intent to Proceed Missing (lvl 3) "The borrower's intent to proceed is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/xxxx and the x-year SOL has expired."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of $xxx,xxx.xx exceeds Disclosed Finance charge of $xxx,xxx.xx over by -$xxx,xxx.xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a purchase, originated on xx and the x-year SOL has expired.

Loan failed TILA APR test due to APR calculated x.xxx% exceeds APR threshold x.xxx% over by -x.xxx%. The subject loan is a purchase, originated on xx and the x-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "The total of payments is $x,xxx,xxx.xx. The disclosed total of payments of $x,xxx,xxx.xx is not considered accurate because it is understated by more than $xxx. The subject loan is a purchase, originated on xx and the x-year SOL has expired.

This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. The revised closing disclosure dated xx/xx/xxxx delivery date is less than six business days before the consummation date xx/xx/xxxx. The subject loan is a purchase, originated on xx and the x-year SOL has expired.

Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. However, CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL has expired."
																																																																																								* Loan program disclosure missing or unexecuted (lvl 2) "Loan program disclosure is missing from the loan document."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	738
39646446	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,416.83	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$952.89	6.500%	360		xx	xx		FHA	Fixed		Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			54.336%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
There is a prior UCC lien active against the borrower “xx” which was filed by xx and recorded on x/xx/xxxx.
The combined taxes for xxxx are due on xx/xx/xxxx in the amount of $xxxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is x month past due with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $xxx.xx and the interest rate is x.x%. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is in collections.
According to the payment history as of xx/xx/xxxx, the borrower is x month past due with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
As per the collection comment dated xx/xx/xxxx, the borrower stated RFD is due to a leak in the roof and some repairs. Further details not provided.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Age of loan 7 in audit 6 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value xx NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 5/xx/2023   Variance:    Variance %:    Comment: Current value date 5/xx/2023 NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 27.49800%   Comment: Original CLTV Ratio Percent 70.690% in audit 98.188%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 27.49800%   Comment: Original Standard LTV 70.690% in audit 98.188%   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $952.89   Tape Value: $936.51   Variance: $16.38   Variance %: 1.74904%   Comment: Original Stated P&I $936.51 as per note $952.89.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx The tape shows a gift letter is missing from the loan documents. A gift asset of $xK is submitted towards closing, and excluding this asset will create a shortfall of $x,xxx. Further details not provided. The subject loan originated on xx and the x-year SOL is active."	* MI, FHA or MIC missing and required (lvl 3) "Mortgage insurance is missing from the loan document."
* Missing Initial xxxx_Application (lvl 3)     "Initial xxxx is missing from the loan document."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67302583	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,239.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,367.47	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	50.011%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which includes a P&I of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been the owner of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required Disclosures	Field: Age of Loan Loan Value: 12 Tape Value: 15 |---| -3 |----| -20.00000% Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $299000.00 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: 2/xx/2023 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx The tape shows SE income miscalculated. The recalculated income may push DTI higher. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active."	* Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents." * Property Marketability Issues (lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of property condition, room count, GLA, additional amenities, or property upgrades. Comp #x, with a sales price of xx is closest to the subject property valued at xx A Realtor.com search shows an estimated value of xx Current UPB $xxxK."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx reflects Appraisal Mortgage Broker Fee at $x,xxx.xx. However, final CD dated xx reflects Points Loan discount fee  $x,xxx.xx. This is an increase in fee of +$xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase, originated on xx and the SOL of x year has expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, the borrower’s income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	746
63240222	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,090.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,875.62	3.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	No Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	No	Not Applicable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
No active liens and judgments have been found.
Annual combined taxes for xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of P&I of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. As per the collection comment dated xx/xx/xxxx, the disaster impact mail was received on xx/xx/xxxx. CCs do not show any damage.
Unable to determine the current employment details of the borrower due to the missing loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing Required Disclosures
Mortgage Insurance
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Age of Loan Loan Value: 19 Tape Value: 20 |---| -1 |----| -5.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 5/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is No documentation.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: 25.000%   Variance:    Variance %:    Comment: MI coverage amount is unavailable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type   Loan Value: PUD   Tape Value: Single Family   Variance:    Variance %:    Comment: Subject property type as PUD.   Tape Source: Initial   Tape Type:
Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (lvl 4) "The original note along with the lost note affidavit are missing from the loan file. Also, the loan has not been modified since origination."	* Application Missing (lvl 3) "Final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (lvl 3)     "The borrower's intent to proceed is missing from loan file."
* Loan does not conform to program guidelines (lvl 3)     "The subject loan is VA cash-out refinance. Tape shows FHA/xx/USDA uninsured/ineligible. Further details were not provided."
* MI, FHA or MIC missing and required (lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing Appraisal (lvl 3)     "Appraisal report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (lvl 3)     "AUS report is missing from the loan documents."
* Missing flood cert (lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial xxxx_Application (lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (lvl 3)     "Initial CD is missing from the loan documents."
* Missing Initial LE (lvl 3)     "Initial LE is missing from the loan documents."
* Missing proof of hazard insurance (lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (lvl 3)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 3)     "The affiliated business disclosure is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (lvl 3) "ROR is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49749232	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,199.37	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,098.17	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	28.984%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
There is an active junior mortgage against the subject property in favor of  xx for the amount of $x,xxx.xx which was recorded on xx/xx/xxxx.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of P&I of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 9 Tape Value: 11 |---| -2 |----| -18.18181% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 2/xx/2023   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -5.150%   Variance %: -5.15000%   Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Income documentation does not meet guidelines (lvl 3) "The tape shows the verification of a rent-free stay at a prior residence is missing from the loan documents. Further details not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69130776	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,260.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,917.67	12.280%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	01/xx/2014	$189,169.38	Not Applicable	7.370%	$1,218.90	03/xx/2014	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx”
There are x judgments found against the subject property in favor of “xx” in the total amount of $x.xx which were recorded on xx/xx/xxxx & xx/xx/xxxx.
There are x credit card judgments found against the subject property in favor of “xx” in the total amount of $x,xxx.xx which were recorded on xx/xx/xxxx& xx/xx/xxxx.
The xst installment of county taxes for xxxx was paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per comment dated x/xx/xxxx, borrower confirmed that the roof repairs and gutter has been completed. No further details found in the available servicing comments.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower xx and lender "xx." with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx/xx/xxxx, which will get changed in x steps until the new maturity date of xx The rate will change in x steps which end with x.xxx%. There is no deferred balance and principal forgiven amount.	Credit Application Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 179 Tape Value: 181 |---| -2 |----| -1.10497% Comment: 179 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 6/xx/2023   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 10/xx/2008   Tape Value: 3/xx/2014   Variance: -1977 (Days)   Variance %:    Comment: 10/xx/2008   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: No Documentatiton   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1917.67   Tape Value: $1218.90   Variance: $698.77   Variance %: 57.32791%   Comment: 1,917.67   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.28000%   Tape Value: 7.37000%   Variance: 4.91000%   Variance %: 4.91000%   Comment: 12.28%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (lvl 4) "Tape shows the loan failed the high-cost test. Infinity's compliance report also shows that the loan failed the HOEPA High Cost Mortgage APR Threshold Test due to APR calculated xx.xxx% exceeds APR threshold of xx.xxx% over by +x.xxx%."
* ComplianceEase HOEPA Test Failed (lvl 4)     "Loan failed HOEPA High Cost Mortgage APR Threshold Test due to APR calculated xx.xxx% exceeds APR threshold of xx.xxx% over by +x.xxx%.

This loan failed the HOEPA High Cost Mortgage Timing of Disclosure Test due to the Sec. xx (HOEPA) Disclosure Date was not provided."	* Application Missing (lvl 2) "Final application is missing from the loan documents."
* GSE Points and Fees Test Violations (lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2) "Initial escrow account disclosure is missing from the loan documents."		Critical	Fail	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
26694592	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	xx	$0.00	$5,330.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,249.85	9.400%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx.”
There are x civil judgments found against the subject property in favor of “xx” in the total amount of $x,xxx.xx, which were recorded on different dates.
There are x code enforcement liens found against the subject property in the total amount of $xx,xxx filed by “xx,” which were recorded on different dates. The subject property is located in xx, which is a super lien state, and the aforementioned unpaid liens may cause the subject property to go into foreclosure. It can be cured by paying off the above non-paid lien.
There are x municipal liens found against the subject property in the total amount of $x,xxx filed by “xx,” which were recorded on xx/xx/xxxx. The subject property is located in xx, which is a super lien state, and the aforementioned unpaid liens may cause the subject property to go into foreclosure. It can be cured by paying off the above non-paid lien.
The xxxx county annual tax was paid in the amount of $x.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No modification, forbearance details are available in recent collections comments.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the property occupancy stated as rented.
No comments have been found stating the borrower’s income was impacted by covid-19.
The borrower's employment details are not available in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Loan Program Info Disclosure Origination Appraisal Right of Rescission	Field: Age of Loan Loan Value: 189 Tape Value: 190 |---| -1 |----| -0.52631% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: Tran   Tape Value: Vo   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 2/xx/2017   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-181060.00   Variance %: -54.70090%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1249.85   Tape Value: $1272.16   Variance: $-22.31   Variance %: -1.75371%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.40000%   Tape Value: 11.87500%   Variance: -2.47500%   Variance %: -2.47500%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (lvl 2) "Final application is missing from the loan documents."
* Loan program disclosure missing or unexecuted (lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing Appraisal (lvl 2)     "Appraisal report is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "Right of rescission is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27912576	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,366.31	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,359.97	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.309%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.

There is an active junior mortgage against the subject property in favor of xx
No prior year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
The loan was originated on xx/xx/xxxx. The covid-19 attestation is located at “xx
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 18 Tape Value: 21 |---| -3 |----| -14.28571% Comment: Age of loan 21 in audit 18 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value xx NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 5/xx/2023   Variance:    Variance %:    Comment: Current value 5/xx/2023 NA   Tape Source: Initial   Tape Type:
Field: Total Deferred Amount Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Tape shows the HPML issue, and the Infinity CE result also failed the HPML test."
* Intent to Proceed Missing  (lvl 3)     "Intent to proceed is missing from the loan document."
* Loan does not conform to program guidelines (lvl 3)     "The tape shows a visa obtained but valid EAD information received after xxx days from funding. Further details not provided."
* Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan document."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated x.xxx% Exceeds APR threshold of x.xxx% Over By + x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed Higher-Priced mortgage loan test due to APR calculated x.xxx% Exceeds APR threshold of x.xxx% Over By +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower's income is $x,xxx.xx, and total expenses are in the amount of $x,xxx.xx, and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53946890	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,912.35	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,084.03	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	41.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual installments of combined taxes for xxxx are due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the subject property is impacted by the disaster. CCs do not show damages.
covid-19 attestation is available in the loan file, which is located at “xx
As per the loan application, the borrower has been working at the xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 7/xx/2021   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -60 (Days) Variance %: Comment: Stated maturity date as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (lvl 3) "This loan failed lender fees test due to fees charged $xxx.xx exceeds fees threshold of $xxx.xx over by +$xxx.xx.
The below fee was included in this test:
Lock Extension Fee paid by Borrower: $xxx.xx.

This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* Income documentation does not meet guidelines (lvl 3)     "Tape shows the loan was repurchased due to LPA caution without lender justification. Per guideline, the monthly DTI ratio should not be greater than xx% to xx% of the BWR's stable monthly income, and if the ratio exceeds xx%, the seller must document the justification for the higher qualifying ratio. Also, any loan receiving a risk class of caution must contain a written and well-reasoned conclusion supported by appropriate documentation that the BWR's credit and capacity are acceptable. The file did not contain the seller’s written conclusion. Freddie Mac has not underwritten this file and will not conduct any further review without the seller’s written conclusion."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx does not reflects lock extension fee. However, final CD dated xx reflects lock extension fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90439971	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,075.71	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,350.45	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	31.288%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final xxxx, the borrower was previously working at "xx.
covid-19 attestation is available in the loan file, which is located at “xx”.
As per the comment dated xx/xx/xxxx, the subject property is impacted by the disaster. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 3/xx/2021   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -60 (Days) Variance %: Comment: Stated maturity date as xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape shows eNote converted to paper. Further details not provided."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (lvl 3) "The tape shows a repurchased loan due to an invalid appraisal. Comparable sold properties used in the appraisal fell outside Fannie Mae's selling guidelines. The review of the appraisal report shows that the comparables selected are not from the immediate neighborhood and are more than x mile from the subject property. Also, the comps selected are not similar in terms of GLA, common elements, or recreational activities. A Realtor.com search shows an estimated value of xx Current UPB $xxxK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40014548	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,293.83	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,075.28	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	28.785%	First	Final policy	Not Applicable	xx	02/xx/2023	$222,649.76	Not Applicable	3.125%	$813.17	04/xx/2023	Financial Hardship	According to updated title report dated x/xx/xxxx, the subject mortgage was originated on xx.
There is a junior mortgage active against the subject property in the amount of xx
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx for xx/xx/xxxx.
No delinquent taxes have been found for the prior year.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No bankruptcy evidence has been found.
The foreclosure was initiated in xxxx. The complaint has not been filed yet. However, as per the comment dated x/xx/xxxx, the foreclosure was closed due to loan was modified on x/xx/xxxx.
As per the collection comment dated xx/xx/xxxx, the borrower’s income was impacted by covid-19. As per the tape data, the service provided FB plan which ran from x/xx/xxxx to xx/xx/xxxx.
As per the final application, previously, the borrower worked at xx.

Foreclosure Comments:The foreclosure was initiated in xxxx. The complaint has not been filed yet. However, as per the comment dated x/xx/xxxx, the foreclosure was closed due to loan was modified on x/xx/xxxx.
Bankruptcy Comments:Not Applicable	This modification agreement, signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/xxxx and the new modified principal balance is $xxx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $xxx.xx with a modified interest rate of x.xxx% starting on xx and continuing until the new maturity date of xx	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |---| -120 |----| -25.00000% Comment: Amortization term months as 360. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/xx/2019   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1075.28   Tape Value: $813.17   Variance: $262.11   Variance %: 32.23311%   Comment: Original stated P&I as $1,075.28.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 1187 (Days) Variance %: Comment: Stated maturity date as 3/xx/2063. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at xx.xx%. Tape shows the loan was repurchased due to BWR not being employed as of x/xx/xxxx. Excluding income may push DTI higher. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL has expired."
* Cash out purchase (lvl 2)     "The subject loan is a purchase case. However, the final CD date of xx reflects cash to in the amount of $xxx.xx."
* ComplianceEase Risk Indicator is "Elevated" (lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (lvl 2) "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91558317	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$153.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,582.48	2.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	34.865%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx.
There is one credit card judgment against the borrower in favor of xx, which was recorded on xx/xx/xxxx. The amount of the judgment is not mentioned on the supporting document.
The annual installments of county taxes for xxxx/xxxx are due in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final xxxx, the borrower has been working at xx
covid-19 attestation is available in the loan file, which is located at xx
As per the comment dated xx/xx/xxxx, the reason for default is excessive obligations.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 12/xx/2021   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2022   Tape Value: 8/xx/2023   Variance: -577 (Days)   Variance %:    Comment: Interest paid through date is 1/xx/2022.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -59 (Days) Variance %: Comment: As per tape data, Stated maturity date is xx However Note documents reflects it xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "In VA cash-out refinance loans, there should be a waiting period, or gap, of xxx days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6822838	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,488.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,426.36	2.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.252%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. The county taxes for the year xxxx were paid on xx/xx/xxxx. The utility charges of xxxx are due on x/xx/xxxx in the amount of $xx.xx. No prior year’s delinquent taxes have been found	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No foreclosure activity has been found. No damages have been noted. As per the final application, the borrower has been working at xx covid-19 attestation document is located at Credit File - xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 40.252% Tape Value: 40.078% |---| 0.174% |----| 0.17400% Comment: As per DU, DTI is correct. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 4/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.723%   Tape Value: 34.549%   Variance: 0.174%   Variance %: 0.17400%   Comment: As per calculation. DTI is correct   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 3/xx/2021   Tape Value: 8/xx/2023   Variance: -868 (Days)   Variance %:    Comment: As per note. date is correct   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: LTV is correct as per calculation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 1.689%   Variance %: 1.68900%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -60 (Days) Variance %: Comment: As per note, maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The tape shows the loan was repurchased due to an expired appraisal. The original expiration date of the appraisal was extended for xx days until x/xx; however, the loan did not close prior to the extension date. The appraisal expired at the time of closing on x/xx/xxxx."
* ComplianceEase Exceptions Test Failed (lvl 3)     "This loan has failed KS License Validation Test:
xx requires that mortgage lien loans with a closing date on or after July x, xxxx must be made under a Kansas Mortgage Company license. The Office of the State xx has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a xx

This loan failed the grace period test.
The loan does not provide a grace period of at least xx days before assessing a late charge. The mortgagee may only provide for the collection by the mortgagee of a late charge if the payment is more than xx days in arrears, to cover servicing and other costs attributable to the receipt of payments from mortgagors after the date upon which payment is due."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (lvl 3) "Final Transmittal Summary is missing from the loan documents."	* Cash out purchase (lvl 2) "Subject is purchase case. However, final CD reflects Cash to in the amount of $x,xxx.xx."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	650
88905067	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,814.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,644.05	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.598%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignments has not been provided as the subject mortgage is with the original lender “xx”.
No active judgments or liens have been found.
The county taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been noted.
No evidence of damage or repair has been found.
No record of bankruptcy filed by the borrower has been found.
As per the final xxxx, the borrower has been working at xx
covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 6/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2021   Tape Value: 8/xx/2023   Variance: -761 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: AS per documents stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject was approved at xx.xx%. Tape shows the loan was repurchased as required documentation was not provided per guidelines to determine BWR's ability to repay. DU shows paystubs, xx are required; however, no such documents are provided in the loan file. Lender defect. Further details were not provided. The subject loan originated on xx and the x-year SOL is active."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53407777	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,917.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,101.14	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	40.027%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. No active liens or judgments have been found against the borrower or subject property. The first installments of county taxes for xxxx were paid on x/xx/xxxx in the amount of $x,xxx.xx. The second installment of county taxes for xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated xx/xx/xxxx, the subject property is impacted by disaster. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed.
As per final xxxx, the borrower was previously working at xx.
The covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.027% Tape Value: 39.653% |---| 0.374% |----| 0.37400% Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2021   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.375%   Variance %: 0.37500%   Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -60 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "The tape shows the subject property is an unwarrantable condo project due to the single unit concentration. A single entity that owns xx units is also a developer. The project was converted from an apartment complex to a townhouse with an HOA in xxxx. As per FNMA guidelines, this project is acceptable only when it is owned by the developer. Also, the questionnaire confirms that a special assessment of $xxx,xxx.xx for the repair or replacement of the deck is planned. xxxxD or any inspection report confirming the completion status of the repairs is missing from the loan documents. A Zillow search shows an estimated value of xx Current UPB $xxxK. Elevated for client review."	* Application Missing (lvl 3) "Final application is missing from the loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	757
11382795	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$14,087.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,224.01	3.750%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No			38.704%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. There is one junior mortgage against the subject property originated on xx All prior years’ taxes have been paid.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. As per final application, the borrower has been working at xx. The post-closing details regarding the foreclosure and bankruptcy have not been found. The comment dated xx/xx/xxxx shows disaster impact. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: 5/xx/2022 Tape Value: xx Variance: -457 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -60 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* TX Cash-Out - TX Constitution Ax fail (lvl 4) "The tape shows the loan was repurchased due to a TX xx(a)(x) violation, as the correct forms were utilized for the Note and Deed at closing. Also, BWR received a cash-out of $xK, which is not allowed as per investor guidelines. As per the review of Note, DOT and other closing documents, the subject loan is not a TX xx(a)(x). However, as per the email conversation between xx and xx available in the loan package, xx confirms that the lender used incorrect Note and disclosure forms. Elevated for client review."	* ComplianceEase TILA Test Failed (lvl 3) "TILA Foreclosure Rescission Finance Charge Test due to, Finance charge disclosed on Final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of $xx.xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing." * Right of Rescission missing or unexecuted (lvl 3) "ROR is missing from loan the documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	801
48252653	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,399.11	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,479.38	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	37.606%	First	Final policy	Not Applicable	Not Applicable	06/xx/2022	$563,368.30	Not Applicable	3.500%	$2,182.44	07/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx. However, it should be with “xx”.
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx was paid in the amount of $xx,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. The current UPB is reflected on tape in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in current. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. The current UPB is reflected on tape in the amount of $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
The modification agreement was signed between the borrower and lender with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is $xxx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx % starting on xx/xx/xxxx and continuing until the new maturity date of xx/xx/xxxx. There are no deferred balance and principal forgiven amount. As per the servicing comment dated xx/xx/xxxx, modification has been completed.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per final application, the borrower was previously working at “xx".
The loan was originated on xx/xx/xxxx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" and lender "xx" with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is $xxx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx % starting on xx and continuing until the new maturity date of xx. There are no deferred balance and principal forgiven amount.	Missing Initial LE Missing or error on the Rate Lock	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |---| -120 |----| -25.00000% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.606%   Tape Value: 37.729%   Variance: -0.123%   Variance %: -0.12300%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 1/xx/2020   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2479.38   Tape Value: $2182.44   Variance: $296.94   Variance %: 13.60587%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 822 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "This loan failed the xx license validation test. xx requires that mortgage lien loans with a closing date on or after July x, xxxx must be made under a xx Mortgage Company license. The office of the State Bank Commissioner of xx has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a xx Supervised Lender license."
* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3)     "TRID tolerance test is incomplete due to Initial LE is missing from loan documents."
* Loan does not conform to program guidelines (lvl 3)     "The tape shows Forbearance x/xxxx - xx/xxxx Loss Mit Workout ReviewFHLMC COVID FLEX MODIFICATION. Trial Plan (Apr-Jun)xxxx MOD: First Payment: xx - Rate: x.xx% - Maturity: xx
* Missing Initial LE (lvl 3)     "Initial LE is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx%. BWR has taken HELOC of xx from departure residence as proceeds to help close the subject loan. Without supporting documents of receipt of those funds, the total available assets of $xxxxx.xx do not satisfy the cash to close requirement of $xxx,xxx.xx. Lender defect. The subject loan originated on xx and the x-year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1540943	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,425.29	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,238.26	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.099%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
No active judgments or liens were found.
The xst installment of county taxes for the years xxxx/xxxx has been due in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for the years xxxx/xxxx has been due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligations.
No information has been found regarding the forbearance plan.
As per the appraisal report located at “xx”, the subject property is in average condition. The improvements feature some minor deferred maintenance and physical deterioration due to normal wear and tear. The dwelling has been adequately maintained and requires only minimal repairs to building components/mechanical systems and cosmetic repairs. No damage amount is given in collection comments.
As per the servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
As per final xxxx, the borrower was previously working at xx.
As per the servicing comment dated xx/xx/xxxx, the borrower’s income was impacted by covid-19.
The loan was originated on xx/xx/xxxx and the covid-19 attestation is located at “xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 38.099% Tape Value: 41.252% |---| -3.153% |----| -3.15300% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 11/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 8.882%   Tape Value: 9.617%   Variance: -0.735%   Variance %: -0.73500%   Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 12/xx/2021   Tape Value: 8/xx/2023   Variance: -608 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: MGIC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 4.34782%   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (lvl 3) "As per Appraisal and seller tape, there are multiple issues on appraisal. Appraisal review shows that the subject is in sub-urban area. The comparable #x is xx.xx miles far from the subject. The subject site is x.xx ac; however sales #x and #x. The subject had xxx SF of total finished living area while sale one had x,xxx SF, sale two had x,xxx SF, sale three had x,xxx SF and sale four had x,xxx SF of a total finished living area respectively. , comparable #x & #x sites are only xxxx sf. & xxxx sf. The appraiser made a $xx,xxx and $xx,xxx adjustment(s) for gross living area to comparable sales x and x. The appraiser made a $x,xxx and $x,xxx adjustment(s) for finished basement area to comparable sales one and three The appraiser made a $x,xxx adjustment(s) for accessory unit to comparable sale one. The appraiser made a $xxx,xxx adjustment(s) for site size to comparable. Zillow shows the estimated value of subject is xx Current UPB is $xxx,xxx.xx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65395255	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,772.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,487.74	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	45.648%	First	Final policy	Not Applicable	Not Applicable	08/xx/2022	$319,538.14	Not Applicable	3.990%	$1,333.49	09/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
No active judgments or liens found.
The xst and xnd installment of county taxes for the year of xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per tape data, the forbearance plan began on xx/xx/xxxx and was extended until xx/xx/xxxx.
As per servicing comment dated xx/xx/xxxx, subject property damaged due to FEMA disaster. However, there are no evidences to confirm the current status of repairs in the latest xx months of collection comments.
As per tape data, the property is owner-occupied.
As per servicing comment dated xx/xx/xxxx, subject property damaged due to FEMA disaster.
As per servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19 pandemic and the reason for default is curtailment of income.
As per final application, the borrower xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" and lender "xx." with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is $xxx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx and continuing until the new maturity date of xx. There are no deferred balance and principal forgiven amount.	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/xx/2019   Variance:    Variance %:    Comment: Current Value Date NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 4627 (Days) Variance %: Comment: Maturity date xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "As per seller tape, description of the violation against the subject unit and evidence the violation has been remedied by the required statement of fees-demand completed by the homeowner's association indicates there are violations against the subject unit; however, no further information was provided in the loan file. Origination credit report with reference number ending xxxx as reflected on the Loan Product Advisor (LPA) Feedback Certificate - The only credit report provided in the loan file does not match the reference number on LPA and does not reflect the Borrower's credit scores. Further details not found. Subject loan originated xx

As per seller tape, the loan was in forbearance from x/xxxx - x/xxxx. The modification with first Payment on xx and rate x.xx%. The borrower has received HAF Funds IAO $xx,xxx.xx to bring loan current instead of completing modification correction."
																																																																																							* Settlement date is different from note date (lvl 3) "Final CD reflects closing date as xx Notary's signature date on the Mortgage/Deed of Trust is xx/xx/xxxx. Note date is xx	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is “Accept/Eligible” with a DTI of xx.xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32199346	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,678.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,269.22	3.490%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	45.109%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx.
There are two prior medical liens against the prior owner for the total amount of $xx,xxx.xx which were recorded on x/xx/xxxx and x/xx/xxxx respectively.
The first and second county taxes for xxxx are due on xx/xx/xxxx and xx/xx/xxxx respectively each in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which includes a P&I of $x,xxx.xx, which was applied to the due date of x/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comments pertaining to damage to the subject property have been observed.
As per the final application, the borrower had worked at xx
The covid-19 attestation document is available at "xx"
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 45.109% Tape Value: 48.928% |---| -3.819% |----| -3.81900% Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 11/xx/2021   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.558%   Variance %: 0.55800%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per documents.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: As per note, the maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx Tape shows debt miscalculation, and the revised total monthly obligation of $xxx.xx pushes the DTI to xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan closed with no appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xx Current UPB $xxxK."
* ComplianceEase Exceptions Test Failed (lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflect Points - Loan Discount Fee at $x,xxx.xx. However, CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is x years."
																																																																																							* Revised Loan Estimate is missing (lvl 3) "As per COC dated xx/xx/xxxx, revised LE is missing from the loan file."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower's income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79511951	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,059.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,095.63	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	25.444%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”
No active judgments or liens were found.
The xst and xnd installment of county taxes for the year xxxx have been paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the servicing comment dated xx the reason for default is excessive obligations.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per the final application, the borrower has been the owner of “xx” for xx years.
The covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per documents borrower DTI is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -60 (Days) Variance %: Comment: As per note stated maturity date xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject loan was approved as OO. The tape shows the loan was repurchased due to occupancy misrepresentation. The subject property was listed for rent, and BWR never occupied the property. Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "The rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90248199	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$27,809.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,320.67	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	No	Not Applicable	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments is complete. Currently, assignment is with the original lender, "xx". No active judgments or liens were found. The county taxes for xxxx are paid off in the total amount of $xx,xxx.xx No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the last payment was received on x/xx/xxxx, which was applied for x/xx/xxxx, and the next due date for the payment is x/xx/xxxx. The P&I is $x,xxx.xx, the interest rate is x.xx%, and the PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx, and the next due date for the payment is xx. Final xxxx is missing from the loan file. Unable to determine the current employment details of the borrower. No foreclosure activity has been found.
No details related to the bankruptcy have been found.
As per the comment dated xx the subject property has been impacted by disaster. CCs do not damage.
As per comment dated xx the reason for default is excessive obligation.
As per the comment dated xx a dispute has been found regarding payment. Further details not found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Flood Certificate Hazard Insurance Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing Initial LE Note Origination Appraisal Right of Rescission Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx Comment: Unavailable Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: Interest paid through date is xx.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: No documentation   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: xx   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (lvl 4) "The loan originated on xx. The note document is missing, along with the lost note affidavit, and the loan has not been modified since origination."	* Application Missing (lvl 3) "Final xxxx is missing from the loan file."
* Document(s) Required by AUS Missing from Loan file (lvl 3)     "AUS report is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counselling disclosure missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial Escrow Acct Disclosure Missing from the loan documents."
* Intent to Proceed Missing  (lvl 3)     "Intent to proceed missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "As per seller tape data, "The loan amount on the final CD does not match the note signed at closing. The note amount is greater than the final CD on TX R/T refinance, unable to apply a principal reduction to resolve. Loan amount in Encompass/Final CD: xx Original Note: xx"
* Missing Appraisal (lvl 3)     "Appraisal report at the time of loan origination is missing from the loan file."
* Missing flood cert (lvl 3)     "Flood insurance certificate is missing from the loan file."
* Missing Initial Closing Disclosure (lvl 3)     "Initial Closing Disclosure is missing from the loan documents."
* Missing Initial LE (lvl 3)     "Initial Loan Estimate is missing from the loan documents."
* Missing proof of hazard insurance (lvl 3)     "Hazard insurance document is missing from the loan file."
* Missing Required Disclosures (lvl 3)     "SSPL missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 3)     "Affiliated business disclosure missing from the loan documents."
* Right of Rescission missing or unexecuted (lvl 3)     "Right of Rescission missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (lvl 3) "Final Transmittal Summary is missing from the loan documents"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	762
75782007	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,732.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,692.95	3.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No			38.609%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of the assignments has not been provided as the subject mortgage is with the original lender “xx”.
No active judgments or liens have been found.
The county taxes for xxxx are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of x/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xx%. The current UPB is $xxx,xxx.xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
According to the collection comment dated xx the subject property was damaged due to hurricane on xx was filed by the borrower. The claim check was received on xx Further details not provided. No evidence of completion of repairs has been found.
As per the final application, the borrower has been working at “xx" as an elementary teacher for x years.
covid-19 attestation document is located at Credit File -xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "As per seller tape and review of loan file, the loan was closed with eNote. However, the lender changed the policy regarding purchase of loan with an eNotes converted to paper. This loan closed utilizing an eNote and was then converted to paper removing the watermark and was transferred out of the eVault"
																																																																																							* Right of Rescission missing or unexecuted (lvl 3) "Subject loan is refinance case. However, ROR disclosure is missing from the loan documents"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99753548	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,580.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,883.71	4.490%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	55.590%	First	Final policy	Not Applicable	Not Applicable	11/xx/2021	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with an original lender “xx”. No active judgments or liens were found. The xst and xnd installments of county taxes for xxxx have been due in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx the borrower is performing with the loan and the next due date is xx The last payment was received on xx in the amount of xx (PITI) and was applied to the due date of xx The monthly P&I is in the amount of xx. The current UPB is reflected in tape for the amount of xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for the default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the property occupancy is stated as owner-occupied.
As per final xxxx, the borrower currently has other incomes like a pension in the amount of xx.
The loan was originated on xx and the covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Current Value is Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value Date is Not Applicable   Tape Source: Initial   Tape Type:
Field: Does xx   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Does xxI is Not Applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at xx However, CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.Subject loan is a refinance, originated on xx and the SOL is x years"
* Loan does not conform to program guidelines (lvl 3)     "Tape shows the subject is a VA cash-out refinance loan and did not meet Ginnie Mae’s seasoning requirements for a refinanced modified VA loan."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (lvl 3) "Right of rescission is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	705
78107227	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,803.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,791.69	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	41.964%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender is “xx”
There is muni/city/code lien found against the subject property in favor of “xx” in the amount of $x.xx which was recorded on xx aforementioned unpaid liens may cause the subject property to go into foreclosure. It can be cured by paying off the above non paid lien.
The xst and xnd installment of town taxes for the year of xxxx have been paid in the total amount of xx.
The annual water charges of the year xxxx have been delinquent in the amount of xx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is reflected on tape in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The monthly P&I is in the amount of xx. The current UPB is reflected in tape for the amount of xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found related damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been working at “xx.” as a Plumbing Apprentice for xx years.
The loan was originated on xx However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -577 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "Subject approved as OO but is NOO. Tenant will not vacate premises and the eviction case is still working through the legal system based on tape defect."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value: Date: Type:Full appraisal	Value: Date: Type:Full appraisal	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
564284	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$716.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,020.63	2.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	37.668%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx
The chain of assignments is complete. Currently, assignment is with the original lender, "xx".
No active judgments or liens were found.
The city annual taxes for xxxx are due in the amount of xx.
The water charges for xxxx are delinquent in the amount of xx.

According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of x/xx/xxxx. The monthly P&I is $x,xxx.xx, with an interest rate of x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per tape data, the subject property is occupied by the owner.
As per the final application, the borrower has been working at "xx" as a pre-salesman for xx years.
The covid-19 attestation is located at "xx".

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx Comment: Age of loan 21; however seller tape show xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value NA; However seller tap show xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -xx (Days) Variance %: Comment: Note doc date xx However seller tap show xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The subject loan is a VA cash out. Tape shows that the subject loan does not meet the seasoning requirements of xxx days for a refinance."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
61148120	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,102.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$440.77	10.758%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.270%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx.
No active judgments or liens found.
The xxxx school annual taxes were due in the amount of xx.
The xxxx combined annual taxes were paid in the amount of xx.
The xxxx school annual taxes were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx. The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx. The P&I as per payment history is xx and the rate of interest is xx There is a reduction in P&I and interest rates with respect to note data. However, the modification agreement is missing from the loan file. The tape data indicates the latest modification was made.	Good Faith Estimate Missing Required State Disclosures	Field: Borrower #1 Middle Name Loan Value: xx Tape Value:xx Comment: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test xx) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "This loan failed the New York subprime home loan initial GFE disclosure date validation test due to The loan has a closing date on or after February xx, xxxx, but the Initial GFE Disclosure Date was not provided."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in NY. The following state disclosures are missing in the loan file;
x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Co-Signer Notice Requirements
x. Default Warning Notice
x. New York Real Property Escrow Account Disclosure
																																																																																								x. Commitment Disclosure"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61092507	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$487.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$451.60	11.996%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	78.356%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	10.990%	$414.25	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated xx
The chain of assignments has been completed. The mortgage is currently assigned to xx
No active judgments or liens found.
The xxxx combined annual taxes are due in the amount of xx
The xxxx combined annual taxes were paid in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx which was applied for the due date of xx. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed rate mortgage originated on xx and a maturity date of xx. The P & I as per payment history is xx and the rate of interest is xx.xxx%. There is a reduction in P & I and interest rates with respect to note data. However, the modification agreement is missing from the loan file. The tape data indicates the latest modification was made.	Credit Application Missing Required State Disclosures	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold xx. The subject loan is not escrowed. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file. However, values are updated from initial credit application located at "xx""
* ComplianceEase HOEPA Test Failed (lvl 2)     "HOEPA Higher-Priced Mortgage Loan Document Type Test due to The loan is a higher-priced mortgage loan and the document type of the loan is "No Asset Verification," "No Asset or
Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" or the documentation type of the loan was not provided. The documentation type is one of several factors that should be considered when making any higher-priced mortgage loan."
* ComplianceEase State/Local Predatory Test Failed (lvl 2)     "This loan failed the NC rate spread home loan test due to the calculated APR of xx.xxx% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of x.xxx% and x.xxx% over +x.xxx% and +x.xxx%, respectively.

This loan failed the document type test due to the document type of the loan is No Documentation"."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxxML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in North Carolina. The following state disclosures are missing in the loan file: x. Credit Property Insurance Disclosure x. Priority of Security Instrument Disclosure x. Attorney Selection Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Critical	Fail	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23214797	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$512.95	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.62	9.854%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx The chain of assignments has been completed. The mortgage is currently assigned to xx There is credit card judgment found against the borrower in favor of “xx" The xxxx county annual taxes are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx. The last payment was received on xx. The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for the default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: x Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at “xx”."
* ComplianceEase Risk Indicator is "Elevated" (lvl 2)     "This loan failed the NC rate spread home loan test due to the loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate
Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "The initial truth in lending disclosure is unexecuted."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in North Carolina. The following state disclosures are missing in the loan file;
• Amortization Schedule Disclosure.
• Credit Property Insurance Disclosure.
• Fee Agreement.
• Priority of Security Instrument Disclosure.
• Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	713
11719218	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,980.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$467.49	3.750%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	36.453%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments is incomplete; the current assignee is xx
No active judgments or liens were found.
The annual combined taxes for xxxx were paid in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current monthly P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
The collection comment does not show borrower’s income impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Good Faith Estimate missing or unexecuted (lvl 2) "The final good faith estimate is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in TX. The following state disclosures are missing in the loan file;
x. TX Loan Agreement Notice
x. TX Loan Agreement Notice
x. TILA Disclosures in Spanish
x. Choice of Insurance Notice
x. Collateral Protection Insurance Disclosure
x. Non-Deposit Investment Product Disclosure Are there any promotional materials?
x. Insurance Solicitation/Post Commitment Requirement"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70862092	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$57.42	$2,191.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$544.05	9.484%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	28.690%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx” No active judgments or liens were found. The xst and xnd installments of county taxes for xxxx are due in the amount of xx. The xst and xnd installments of county taxes for xxxx were paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is performing with the loan and the next due date is xx The last payment was received on xx (PITI) which was applied for the due date of xx The monthly P&I is in the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx the reason for default is “xx”.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx the subject property is owner occupied.
As per servicing comment dated xx the borrower’s income has been impacted due to covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx %   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. Further details not provided."	* Good Faith Estimate missing or unexecuted (lvl 2) "Final GFE is missing from the loan documents."
* Higher Price Mortgage Loan (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at x.xxx% exceeding the APR threshold of x.xxx% over by +x.xxx%. %. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in the xx. The following state disclosures are missing in the loan file;
x. IL Collateral Protection Insurance Notice
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "Notice of servicing Transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	700
92243921	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$959.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$928.22	9.980%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	35.204%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has been completed. The mortgage is currently assigned to “xx" No active judgments or liens were found. The xst and xnd installments of county taxes for xxxx were paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx. The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.
As per the servicing comment dated xx the reason for default is curtailment in income.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per seller tape data, the subject property is owner-occupied.
As per the BPO report dated xx located at “xx” the subject property has repairs of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This conventional fixed rate mortgage originated on xx with the rate of interest x.xxxxx% and a maturity date of xx. The P&I as per payment history is the xx and the rate of interest is x.xxx%. There is a reduction in P&I and interest rates with respect to note data. However, the modification agreement is missing from the loan file. The tape data indicates the latest modification was made on xx and as per the worksheet document located at “xx” also shows the loan was modified.	Good Faith Estimate Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: fixed   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test xx due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* ComplianceEase TILA Test Failed (lvl 2) "TILA Foreclosure Rescission Finance Charge and TILA Finance Charge test are fail.
Loan data is $xx,xxx.xx and comparison data is $xx,xxx.xx. Hence, the variance is -$xxx.xx."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$30,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	582
22657333	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$494.49	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$397.00	9.871%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has been completed. The mortgage is currently assigned to xx There is credit card judgment found against the subject borrower in favor of xx The annual county taxes for xxxx was paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/xxxx in the amount of xx. The current monthly P&I is $xxx.xx with an interest rate of xx The current UPB reflected as per the payment history is xx
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found regarding the forbearance plan.
As per the property inspection report located at “xx”, the subject property was damaged and unable to determine the cost of repairs.
As per seller’s tape data, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx Comment: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (lvl 4) "The home is not affixed. As per appraisal report located at xx”, the subject property is a manufactured home. However, the affidavit of affixation document is not available in the loan file. The ALTA x endorsement is not attached with the title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx.xxx% exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "The final xxxx application is missing from the loan documents."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the document type test due to the document type of the loan is No Documentation".

Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* ComplianceEase State/Local Predatory Test Failed (lvl 2)     "This loan failed the NC rate spread home loan test due to the calculated APR of  xx.xxx% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of  x.xxx% and x.xxx% over +x.xxx% and +x.xxx%, respectively.

The calculated APR of xx.xxx% exceeded NC RSHL average prime offer rate APR threshold of x.xxx% by +x.xxx%."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx,xxx.xx exceeds disclosed finance charge of $xx,xxx.xx under disclosed by -$xx.xx."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Critical	Fail	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	635
40587407	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$296.02	9.652%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with xx.
There are two credit card judgments against the borrower in favor of xx
The tax status is to follow.	As per the review of seller's tape data of payment history as of xx/xx/xxxx, the loan is performing. The details of the last payment received is not available. The next due date is xx/xx/xxxx. The current P&I is $xxx.xx and current PITI is $xxx.xx. The current UPB is $xx,xxx.xx.	Collections Comments:Collections Comments: The loan is performing. As per the seller of payment history as of xx the loan is performing. The details of the last payment received is not available. The next due date is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: N/A Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Modification not available in loan file.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "Final application is missing from the loan file."
																																																																																								* Higher Price Mortgage Loan (lvl 2) "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60661799	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$946.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$469.22	10.430%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	9.430%	$436.31	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage originated on xx. The chain of assignments has been completed. The latest assignment is with xx. Annual county tax for xxxx have been due in the amount of xx No active liens and judgments have been found against the borrower and the property. No prior year’s delinquent taxes have been found.	As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is performing. As per review of latest payment history as of xx the loan is performing and borrower has been making his monthly payment. The last payment was received on xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. No damages have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest xx and a maturity date of xx. The P&I as per payment history is the $xxx.xx and rate of interest is xx However, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. As per tape data, the loan has been modified. However, the modification agreement is missing from the loan file.	Credit Application Good Faith Estimate	Field: Current Legal Status Loan Value: Performing Tape Value: Collections xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "Final loan application is missing from loan file."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan documents."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR not handdated by borrower"		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	728
34950594	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$379.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$334.95	11.981%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	10.980%	$306.84	Unavailable	Unavailable	As per review of latest updated title report dated xx the subject mortgage was originated on xx
The chain of assignment is completed.
 No active judgments or liens against the borrower or subject property.
The combined annual taxes of xxxx have been paid in the total amount of xx.	According to the payment history as of x/xx/xxxx the borrower is xx months delinquent, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx, and the current PITI is $xxx.xx, with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The loan is in collections.
According to the payment history as of xx the borrower is xx months delinquent, and the next due date is xx.
No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found.
As per Pacer, the borrower has not filed bankruptcy.
The current occupancy is primary.
No collection comments found regarding damage and covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with p&i of xx with the rate of interest xx and a maturity date of xx. The P&I as per payment history is the xx and rate of interest is xx .however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. However, the modification agreement is missing from the loan file.	Credit Application	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. Further details not provided."	* Application Missing (lvl 2) "Final application is missing from loan files."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "Initial TIL is missing from loan files."
																																																																																								* Not all borrowers signed HUD (lvl 2) "Final HUD is not signed by borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70883230	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$606.28	11.820%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	20.242%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	10.820%	$570.40	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments is completed. The current assignment is with xx.
There is a credit card judgment against the borrower xx in the amount of xx.
Annual county taxes for xxxx have been exempted on xx
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was made on x/xx/xxxx in the amount of PITI $xxx.xx which includes the P&I of $xxx.xx. The current rate of interest is xx.xx%. The current UPB per tape is $xx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx The current UPB per tape is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx and rate of interest is xx.xx% and a maturity date of xx. The P&I as per payment history is the xx rate of interest is xx.xx% However, there is a reduction in P&I and rate of interest with respect to note data. The modification document is missing from the loan file.	Good Faith Estimate	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: The deferred balance amount is not available.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The PH string is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Good Faith Estimate missing or unexecuted (lvl 2) "Final GFE is missing from the loan file."
* Higher Price Mortgage Loan (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% over by +x.xxx%. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49016674	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,110.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$380.49	10.460%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx

The chain of assignments has been completed. The mortgage is currently assigned to "xx"

No active liens and judgments have been found against borrower and property.

No prior year delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The UPB reflected as per the payment history is xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with the P&I of xx and the interest rate of xx.xx%. As per the payment history tape data as of xx the current P&I is xx and the interest rate is x.xxx%. There is reduction in P&I and interest rate with respect to original note data. However, the modification agreement is missing from the loan file.	Credit Application Good Faith Estimate	Field: Current Value Loan Value: Unavailable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation".

This loan failed the document type test due to the loan is a high cost mortgage and the document type of the loan is "No Documentation"."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan file."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "Initial TIL is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
41505667	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,614.29	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$368.89	10.520%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignments is complete. Currently, the mortgage is assigned to lender xx
No active liens and judgments have been found.
The county taxes for the year xxxx-xx are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx(PITI) and was applied to the due date of x/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment was received on xx.
Comment history is missing from the loan files.
Unable to find borrower's employment details because of missing final application.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a fixed-rate loan with an original P&I of xx an interest rate of xx.xx%. However, the current P&I per tape is xx and the rate of interest is x.xxx%. However, there is a difference in P&I and the rate of interest with respect to Note. There is a possibility of loan modification. However, the modification agreement is missing from the loan file.	Credit Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. Further details not provided."	* Application Missing (lvl 2) "Final xxxx is missing from the loan file."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the document type test due to the document type of the loan is No Documentation."
* ComplianceEase State Regulations Test Failed (lvl 2)     "This loan failed Brokerage/Finder Fee Test due to fees charged $xxx.xx exceeds fees threshold of $xxx.xx over by +$xxx.xx.
The below fee was included in this test:
Our Origination Charge paid by Borrower: $xxx.xx."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* Initial Truth in Lending Disclosure is Missing (lvl 2) "Initial TIL is missing from the loan file."		Critical	Fail	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80058315	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$186.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$369.48	10.758%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx the subject mortgage was originated on xx The chain of assignment has not been completed. Currently, the loan is with xx No active judgments or liens have been found. The annual installments of county taxes for xxxx are due in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of xx the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx. No details pertaining to the damage to the subject property have been observed. Unable to determine the current condition and occupancy of the subject property. No foreclosure activity has been found. No post-close bankruptcy record has been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx a rate of interest of xx.xxx%, and a maturity date of xx. The P&I as per payment history tape data is xx and the rate of interest is xx.xxx%. However, there is a difference in P&I and rate of interest with respect to Note. As per the seller’s tape data, the loan has been modified. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: -xx   Comment: OPB is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The PH string is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. Further details not provided."	* Application Missing (lvl 2) "The final xxxx is missing from the loan file. However, the values were updated as per the initial credit application, which is located at “xx”."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final GFE is missing from the loan file."
* Higher Price Mortgage Loan (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents.This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in Alabama. The choice of insurer disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand-dated by the borrower."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	626
63916479	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$316.93	9.652%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments is not completed. The current assignment is with Wilmington xx
No active liens and judgments have been found.
Annual city taxes for xxxx have been exempted on xx
No prior year’s delinquent taxes have been found.
The latest payment history is missing from the loan file. According to the payment history tape data as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last transaction details are not available. The current P&I is $xxx.xx and the rate of interest is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of xx the borrower is current with the loan and the next due date is xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan has not been modified since origination.
As per the collection comment dated xx the subject property was located in a major disaster area(xx) which was declared on xx. However, the subject property was not impacted due to the disaster.
As per the property inspection report dated "xx” the subject property was occupied by the owner and it was average condition with no repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Good Faith Estimate	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: The current value is NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The PH string is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. Further details not provided."	* Application Missing (lvl 2) "Final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (lvl 2)     "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB xxxx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November xth, xxxx."
* ComplianceEase State Regulations Test Failed (lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.
Interest Rate Test: FAIL loan data x.xxx% comparison data x.xxx% variance +x.xxx%."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan file."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over By +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56638570	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$320.37	8.917%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	31.830%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.x, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx The last payment was received on xx. The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The occupancy of the subject property is unable to be determined.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Not applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 50.610% Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "This loan failed the Pennsylvania license validation test. The Pennsylvania HB xxxx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November xth, xxxx.""
* ComplianceEase State Regulations Test Failed (lvl 2)     "This loan failed Interest Rate Test due to interest rate charged x.xxx% exceeds interest rate of x.xxx% over by +x.xxx."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2) "Initial escrow account disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5488817	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$348.99	10.890%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	33.171%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the loan is with xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of xx a rate of interest of xx.xxx%, and a maturity date of xx. The P&I as per payment history tape data is xx and the rate of interest is x.xxx%. However, there is a difference in P&I and rate of interest with respect to the note. As per the seller’s tape data, the loan has been modified. However, the modification agreement is missing from the loan file.	Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "The loan failed the NY Subprime Home Loan Test due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% over by +x.xxx%."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan failed TILA Foreclosure Rescission Finance charge of $xx,xxx.xx exceeds disclosed finance charge of $xx,xxx.xx over by -$xx.xx."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan documents."
* Higher Price Mortgage Loan (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% by x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in New York. The following state disclosures are missing from the loan file.
x. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
x. NY Interest Rate Disclosure
x. NY Hazard Insurance  Disclosure
x. Tax Escrow Account Designation
x. Mortgage Bankers and Exempt Organizations Preapplication
x. Part xx Disclosure
x. Alternative Mortgage Transaction Disclosures
x. Co-Signer Notice Requirements
x. Default Warning Notice
xx. Smoke Alarm Affidavit
xx. New York Real Property Escrow Account Disclosure
xx. Subprime Home Loan Counseling Disclosure
xx. Subprime Home Loan Tax and Insurance Payment Disclosure
xx. Subprime Home Loan Disclosure
xx. Commitment Disclosure
xx. Lock-in Disclosure
xx. Expiration of Lock-in or Commitment Period"
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand-dated by the borrower."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
3771948	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,083.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$514.28	9.916%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.882%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has been completed. The mortgage is currently assigned to xx The xst installment of county taxes for xxxx is paid in the total amount of xx. The xst installment of county taxes for xxxx is due in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx The last payment was received on xx. The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The occupancy of the subject property is unable to be determined.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx with the rate of interest x.xxxxx% and a maturity date of xx. The P&I as per payment history is the xx and rate of interest is x.xxx%. There is a reduction in P&I and interest rates with respect to note data. However, the modification agreement is missing from the loan file. The tape data indicates the latest modification was made.	HUD-1 Closing Statement Missing Required State Disclosures	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided." * HUD-x Closing Statement missing or unsigned (lvl 3) "xx."	* Higher-Priced Mortgage Loan test Fail (lvl 2) "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% by x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in IL. The following state disclosures are missing in the loan file;
x. IL Collateral Protection Insurance Notice
																																																																																								x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	738
90088176	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,953.30	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$435.67	10.682%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments is completed. The current assignment is with xx.
There is a credit card judgment against the borrower xx.
Annual school taxes for xxxx-xx are due on xx.
No prior year’s delinquent taxes have been found.

According to the payment history tape data as of x/xx/xxxx, the borrower has been delinquent with the loan for a month and the next due date is x/xx/xxxx. The last payment was made on x/xx/xxxx in the amount of PITI $xxx.xx which was applied for the due date x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is xx.xxx%. The current UPB is $xx,xxx.xx and the deferred balance is $xxx.xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is collection.
According to the payment history tape data as of xx the borrower has been delinquent with the loan for a month and the next due date is xx.
The reason for default is not available.
As per the extension request and agreement dated xx, one-month overdue interest was deferred in the amount of xx. The maturity date has been extended by one month and the maturity date changed from xx.
No foreclosure activity has been found.
According to the PACER, the borrower xx. However, the debtor was discharged on xx and the case was fully terminated on xx
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. However, the debtor was discharged on xx and the case was fully terminated on xx.	Not Applicable	Credit Application Good Faith Estimate Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not modified since origination.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The PH string is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "Final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (lvl 2)     "This loan failed the Pennsylvania license validation test."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase State Regulations Test Failed (lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located. Interest rate charged xx.xxx% allowed x.xxx% over by +x.xxx%."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan file."
* Higher Price Mortgage Loan (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% by +x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer document is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Pass	Pass	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Unavailable
50619264	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$441.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$333.38	10.378%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx.
There is an active prior mortgage against the subject property in favor of “xx.” in the amount of xx. However, this prior mortgage is not shown in Schedule B of the final title policy as an exception, and no payoff is found in the final HUD-x for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.
There is a civil judgment found against the subject property in favor of “xx;
xx” in the amount of $x.xx, which was recorded on xx.
The annual combined taxes for xxxx were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx
The reason for default is not available.
No modification, forbearance details are available in recent collections comments.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Good Faith Estimate Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx| Comment: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Debt consolidation Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "The final xxxx application is missing from the loan documents."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase State/Local Predatory Test Failed (lvl 2)     "This loan failed the NC rate spread home loan test due to the calculated APR of  xx.xxx% and xx.xxx% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of  x.xxx and x.xxx% over +x.xxx% and +x.xxx%, respectively.
The calculated APR of xx.xxx% exceeded NC RSHL average prime offer rate APR threshold of x.xxx% by +x.xxx%."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% by x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "The initial truth in lending disclosure is available in the loan files but it is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Critical	Fail	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47302526	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$290.10	9.162%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has not been completed. The mortgage is currently assigned to xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. Tax status id to follow.	According to the payment history on the seller’s tape dated x/xx/xxxx, the borrower is current with the loan. Unable to determine the last payment received date. As per the seller’s tape data the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and the interest rate is x.xxx%. The UPB reflected as per the payment history tape is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated xx the borrower is current with the loan. Unable to determine the last payment received date. As per the seller’s tape data the next due date for payment is xx. The UPB reflected as per the payment history tape is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	Field: Current Value Loan Value: Unavailable Tape Value: xx Comment: updated as per review. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: updated as per review. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "This loan failed HOEPA Higher-Priced Mortgage Loan Test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over By +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "Servicing transfer disclosure is missing from the loan file."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	754
89250330	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,776.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,541.48	3.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.328%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender  xx
There is UCC lien found against the subject property in favor of “xx” in the amount of xx.
The xst and xnd installments of county taxes for xxxx are due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx The current UPB reflected as per the payment history is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been working at “xx” as an Owner for xx years and xx months.
The loan was originated on xx However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Loan does not conform to program guidelines (lvl 4) "Tape shows dwelling coverage on the HOI policy is xx which is insufficient by xx and requires extended coverage or verification of the policy with sufficient coverage. Elevated for client review."
																																																																																						* Qualified Mortgage DTI exceeds xx (lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrowers income is xx and total expenses are in the amount of xx and the loan was underwriting by DU (xx) and its recommendation is “xx."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
73469892	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,832.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,562.18	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	28.609%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignment is incomplete. The loan is currently with “xx. No active liens and judgments have been found against the borrower and subject property. The annual county taxes for xxxx have been due in the amount of xx No prior year’s delinquent taxes have been found.	As per review of the latest payment history as of x/xx/xxxx, the loan is performing and the borrower has been making his monthly payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% and P&I is $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
As per review of the latest payment history as of xx the loan is performing and the borrower has been making his monthly payment. The last payment was received on xx.
No details related to the bankruptcy have been found.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
As per final application, the borrower “xx” for xxx months. Previous employment details not available on final application.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Calculated DTI is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Calculated LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails Compliance-ease delivery and timing test for revised closing disclosure dated xx which is delivered on the consummation date xx.

This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (xx CFR §xxxx.xx(e)(x)(iv)(D))
A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx,"
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx does not reflect Mortgage Broker Fee. However, CD dated xx/xx/xxxx reflects Mortgage Broker Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is a refinance, originated on xx and the SOL is x-years."
* Loan does not conform to program guidelines (lvl 3)     "Subject loan was closed on xx Tape shows the credit report dated xx has expired, and an updated, valid credit report and AUS are required. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate Lock agreement missing in the loan package."			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	755
99713314	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,574.07	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.095%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	As per review of latest updated title report dated xx the subject mortgage was originated on xx

The chain of assignment is incomplete. The loan is currently with Truist Bank. It should be with xx.
There is an active prior mortgage against the subject property in favor of "xx" in the amount of xx
No active liens and judgments have been found against the borrower and the property.
xst and xnd county taxes for xxxx have been paid in the amount of xx
No prior year’s delinquent taxes have been found.	As per review of the latest payment history as of x/xx/xxxx, the loan is performing and the borrower has been making his monthly payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% and P&I is $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan.
As per review of the latest payment history as of xx the loan is performing and the borrower has been making his monthly payment. The next due date is xx.
As per the final xxxx, the borrower has been the owner at xx for x years.
As per the comment dated xx the foreclosure was initiated on the property in xxxx. As per the comment dated xx the foreclosure was on hold due to loss mitigation. Further details not provided.
No details related to the bankruptcy have been found.
No damages have been found.
As per comment dated xx the borrower’s income was impacted by covid-19 and servicer explained the forbearance plan. The forbearance plan for six months was approved. As per comment dated xx shows forbearance plan started on xx. Further details are not provided.
Foreclosure Comments:As per the comment dated xx. the foreclosure was initiated on the property in xxxx. As per the comment dated xx the foreclosure was on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	As per the collection comment dated xx the loan was modified on xx. The new modified principal balance is not available. The new PITI is $ xx and the new interest rate is x.xxx%. However, the copy of the modification agreement is missing from the loan file.	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* ROR not hand dated by borrower(s) (lvl 3) "ROR is not hand dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx%. The tape shows the loan file is missing documentation for the gift asset submitted. Total assets available as per LP/AUS are xx which is entirely the gift amount of xx submitted towards closing, and excluding it creates an asset shortfall. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70938256	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$9,843.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,508.28	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.726%	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2021	$513,657.87	Not Applicable	3.625%	$2,431.93	02/xx/2021	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx. The chain of assignment has not been completed. Currently, the assignment is with Headlands Residential Series Owner xx. No active judgments or liens have been found. The city taxes for xxxx have been paid in the total amount of xx. No prior year delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently performing and the next due date for payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The current P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is in the amount of $xxx,xxx.xx.	Collections Comments:According to the payment history as of xx the borrower is currently performing and the next due date for payment is xx.
The loan is in performing.
 Modification details have been found.  There is no damages are found against the subject property.  There is no evidence regarding the bankruptcy and foreclosure in the loan file.
No forbearance details are available in recent collection comments.
No foreclosure activity has been found.
As per Pacer, the borrower has not filed bankruptcy.
As per the final xxxx, the borrower has been working at "xx" as a  senior architect for xx months.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan has been modified once since origination. The latest modification agreement was made on xx The new principal balance is xx. The rate was started from x.xxx% with P&I xx The first payment began on xx and ends with the maturity date of xx.	Missing DU/GUS/AUS	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows the AUS is missing from the loan documents. xxxx shows AUS approval. Approval in the file reflects no mention of AUS being used."
* Missing DU/GUS/AUS as required by guidelines (lvl 3) "DU report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject approved at xx.xx%. Tape and file show AUS missing from file. Lender defect. Loan was originated xx and the x year SOL has expired."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Transfer Taxes. However, CD dated xx reflects Transfer Taxes at $x,xxx.xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the SOL of x year is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10954182	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$1,940.81	$6,731.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,746.29	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.400%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx the subject mortgage was originated on xx. There are multiple state tax liens with multiple plaintiffs in the total amount of $ xx There is IRS lien in the favor of Department of the Treasury-Internal Revenue Service in the amount of xx. There is Notice of utility lien in the favor of COUNTY OF xx There are multiple judgments with multiple plaintiffs in the total amount of xx. The county taxes of xxxx have been paid in the total amount of xx. Annual property taxes for the year xxxx were delinquent in the amount of xx.	According to the payment history as of x/xx/xxxx the borrower is performing with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx, and the current PITI is $x,xxx.xx, with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx. The loan is in Performing. No modification and forbearance details are available in recent collection comments. No foreclosure activity has been found. As per Pacer, the borrower has not been filed bankruptcy. As per the final xxxx, the borrower has been working at xx for x years. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Tape shows the loan failed the initial LE delivery date test. Infinity's compliance report also shows that the initial loan estimate delivery date of xx is less than the seventh business day before the consummation date of xx
* ComplianceEase Exceptions Test Failed (lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* LE/CD Issue date test Fail (lvl 3)     "This loan failed the revised closing disclosure delivery date test (waiting period required) due to the revised CD. The revised closing disclosure receipt date is provided, and the revised closing disclosure receipt date of xx is less than three business days before the consummation date of xx
* Missing Initial xxxx_Application (lvl 3) "The initial application signed by the loan originator is missing from the loan documents."	* ComplianceEase TILA Test Failed (lvl 2) "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under-disclosed amount of $xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx and the SOL is x year.

Exception downgraded to level x as x year SOL has been expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "This loan failed the written list of service providers disclosure date test due to the written list of service providers disclosure. The written list of service providers disclosure date is xx which is less than the seventh business day before the consummation of the transaction on xx

The loan failed charges that cannot increase the x% tolerance test and charges that in total cannot increase more than xx% tolerance test due to the loan failed initial LE delivery and timing test. The initial loan estimate delivery date of xx is less than the seventh business day before the consummation of the transaction date of xx Subject loan is purchase case, originated on xx and the SOL is x year.

																																																																																								Exception downgraded to level x as x year SOL has been expired."		Critical	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	785
48407019	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,305.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,159.64	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	47.086%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender xx
No active judgments or liens were found.
The xst installment of county taxes for xxxx was paid in the amount of xx.
The xnd installments of county taxes for xxxx is due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx. The current monthly P&I is xx with an interest rate of xx The current UPB is reflected in tape for the amount of xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per final application, the borrower "xx” has been working at “xx".
The loan was originated on xx However, covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds xx (lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower's income is $x,xxx.xx. and total expenses are in the amount of xx and the loan was underwriting by DU (xx) and its recommendation is “xx."	* Loan does not conform to program guidelines (lvl 3) "Tape shows that the borrower has made a late payment within xx months of closing. Further detail not provided."
																																																																																							* Missing Initial xxxx_Application (lvl 3) "Initial application signed by the loan originator is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82583226	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,048.77	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,951.49	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Not Applicable	xx	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	44.206%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”
No active judgments or liens were found.
The xnd installment of county taxes for xxxx is due in the total amount of xx.
The xst installment of county taxes for xxxx was paid in the total amount of xx.

According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the final application, the borrower, xx. as a market intelligence analyst/computer software for x years.
The reason for the default is not available.
No modification or forbearance details are available in the recent collection comments.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows a defect: the loan requires xx was rescinded due to an unsourced large deposit of xx that was required for funds to close. Per AUS, the borrower had xx in excess available assets. The cash to close amount of xx required as per the final CD is satisfied. BWR has a xxx FICO."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14930919	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,183.11	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,681.48	2.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	50.348%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The review of the updated title report dated xx the chain of assignments is incomplete; the current assignee is "xx" instead of “xx”. No active liens and judgments have been found against the borrower and subject property. The annual combined taxes for xxxx were paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of x/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The monthly P&I is in the amount of xx with an interest rate of xx. The current UPB is reflected in tape for the amount of xx. As per PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. The reason for default is not available. No modification, forbearance details are available in recent collections comments. No evidence has been found regarding litigation and contested matter. No information has been found related to damage or repairs. The subject property is owner-occupied. No comments have been found stating the borrower’s income was impacted by covid-19. As per final application, the borrower “xx” has been working at “xx” for xx months. As per final xxxx, the borrower “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: 50.348 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: PUD Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows the loan is ineligible for delivery as the case number was assigned on xx and the loan closed on xx with FHA loan limits."	* MI, FHA or MIC missing and required (lvl 2) "FHA Guaranty certificate is missing from the loan documents." * Qualified Mortgage DTI exceeds xx (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $xxx.xx and the loan was underwritten by DU ( xx) and its recommendation is “Approve/Ineligible” with a DTI of xx.xx%. The subject loan was originated on x/xx/xxxx, and the x-year SOL is expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	712
33506835	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$109.58	$2,432.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,192.47	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	31.665%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx There is no chain of assignment. Currently, the loan is with the original lender, xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx. PH shows due date has been adjusted from x/xx/xxxx to x/xx/xxxx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is xx. As per final application, the borrower is getting income from social security. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx Tape shows missing x years of taxes for SE income. BWRx is SE, with proprietorship and partnership businesses with a total qualifying income of xx Lender defect. The loan originated on xx and the x-year SOL is active."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx and the x year SOL has expired"
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx does not reflect points-loan discount fee. However, final closing disclosure dated xx reflects points-loan discount fee at $xx.xx. This is an increase in fee of +$xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x year SOL has expired.

																																																																																								Loan failed charges that cannot decrease test. Loan estimate dated xx does reflect Lender credits $xxxx.xx. However, CD dated xx reflects Lender credits at $x.xx.This is a decrease in fee of $xxxx.xx for charges that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x year SOL has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	760
49721991	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,061.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$871.15	11.084%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	163.813%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has been completed. The mortgage is currently assigned to "xx. No active judgments or liens found. The xst installment of county taxes for xxxx is paid in the total amount of xx. The xnd installment of county taxes for xxxx is due in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx with the rate of interest xx.xxx and a maturity date of xx. The P&I as per payment history is the xx and rate of interest is xx.xxx%. There is a reduction in P&I and interest rates with respect to note data. However, the modification agreement is missing from the loan file. The tape data indicates the latest modification was made.	Credit Application Mortgage Insurance for LTV>80% Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Na   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at “xx”"
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to one of the following findings:

This loan failed the document type test due to the document type of the loan is No Documentation"."
* ComplianceEase State/Local Predatory Test Failed (lvl 2)     "The loan failed MD COMAR Higher-Priced Mortgage loan test due to APR calculated at xx.xxx% exceeds the APR threshold of x.xxx% by +x.xxx%. The subject loan is not escrowed.

This loan failed the document type test due to the document type of the loan is No Documentation"."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d).

Loan failed the MD COMAR higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Mortgage Insurance Certificate missing (lvl 2)     "The loan is conventional and LTV exceeds xx.xxx%. Hence, the MI certificate is required, which is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."		Critical	Fail	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	720
25905309	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,044.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$908.41	12.461%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	73.864%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx".
There are x credit card judgments found against the subject property in the total amount of xx filed by different plaintiffs & recorded on different date.
The xst and xnd installments of combined taxes for xxxx are due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently x month delinquent with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx the borrower is currently x month delinquent with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P & I xx. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per servicing comment dated xx. the borrower received a claim check in the amount of xx due to wind damage and the date of loss is xx. No further details are available.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The subject loan is not escrowed. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to one of the following findings:

This loan failed the document type test due to the document type of the loan is No Documentation"."
* ComplianceEase State Regulations Test Failed (lvl 2)     "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;
Title Examination Fee paid by Borrower: $xxx.xx"
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is not escrowed."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in IA. The following state disclosures are missing in the loan file;
x. Cosigner Notice
x. Notice to Consumer
x. Compliance with Truth in Lending Act
x. Choice of Insurer Disclosure"
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Critical	Fail	Pass	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23243731	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,008.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$766.03	11.120%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	51.496%	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2018	$74,637.76	Not Applicable	8.217%	$531.16	02/xx/2018	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage originated on xx The chain of assignments has been completed. The mortgage is currently assigned to xx No active judgments or liens were found. The xxxx county annual taxes are due in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing
According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx. The last payment was received on xx. The current monthly P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
The step modification agreement made between the borrower “xx” with an effective date of xx shows the new modified unpaid principal balance is xx The modified monthly P&I of xx with a modified interest rate of x.xxx% starting on xx will be changed in x steps until the new maturity date of xx. The rate will change in x steps, which end with xx.xxx%.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per seller tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement made between the borrower “xx” and lender “xx” with an effective date of xx shows the new modified unpaid principal balance is xx The modified monthly P&I of xx with a modified interest rate of x.xxx% starting on xx will be changed in x steps until the new maturity date of xx. The rate will change in x steps, which end with xx.xxx%.	Good Faith Estimate Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. Further details not provided."	* ComplianceEase State Regulations Test Failed (lvl 2) "This loan failed Late Fees Test due to fees charged $xx.xx exceeds fees threshold of $xx.xx over by +$xx.xx."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan documents."
* Higher Price Mortgage Loan (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% over by +x.xxx%. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 2)     "The tape shows HPML is non-compliant. Also, compliance is failing the higher-priced mortgage loan test. Further details were not provided."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	700
5550383	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,412.15	$2,733.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$807.67	10.784%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	18.381%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx. The mortgage is currently assigned to "xx", which was recorded on xx. There is IRS lien found against the subject borrower in favor of “xx” in the amount of xx which was recorded on xx The xst installments of county taxes for xxxx is delinquent in the total amount of xx and good through date xx The xnd installment of county taxes for xxxx is due in the total amount of xx. The xst, xnd, and xrd installments of county taxes for xxxx were paid in the total amount of xx. For Parcel xx The xst installment of county taxes for xxxx is delinquent in the total amount of xx and good through date xx The xnd installment of county taxes for xxxx is due in the total amount ofxx. The xst, xnd, and xrd installments of county taxes for xxxx were paid in the total amount of xx.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current. According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx As per PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. The occupancy of the subject property is unable to be determined. The collection comment does not show borrower’s income impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The subject loan is not escrowed. Further details not provided."	* ComplianceEase HOEPA Test Failed (lvl 2) "This loan failed the HOEPA higher-priced mortgage loan prepayment term test due to the loan provides for a penalty for paying all or part of the principal before the date on which the principal is due. Subject loan is HPML with a xx month prepayment penalty term."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* Missing Required State Disclosures (lvl 2) "The subject property is located in WI. The following state disclosures are missing in the loan file; x. Explanation of Personal Obligation x. Marital Property Act Disclosure x. Pre-Application Fee Disclosure x. Choice of Insurance Disclosure x. Escrow Disclosure x. Co-Signer Notice x. Tattle Tale Notice under the Marital Property Act"		Critical	Fail	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79537447	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$902.49	11.150%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	Unavailable	58.087%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The assignment chain has not been completed. The current mortgage is with “xx"
No active judgments or liens were found.
The taxes are to follow.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment date is unable to be determined. Tape data shows an interest rate of xx.xxx % and P&I is $xxx.xx. The current UPB is reflected on the tape in the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is current. According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment date is unable to be determined. Tape data shows an interest rate of xx % and the P&I is xx The current UPB is reflected on the tape in the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed mortgage originated on xx with the rate of interest xx.xxxxx % and a maturity date of xx. The P&I as per tape data is the xx and rate of interest is xx.xxx%. There is a reduction in P&I and interest rates with respect to note data. However, the modification agreement is missing from the loan file.	Credit Application Good Faith Estimate Missing Required State Disclosures	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "Final application is missing from the loan file. However, values are updated from credit application located at "xx"."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase State/Local Predatory Test Failed (lvl 2)     "This loan failed the MD Credit Regulations Mortgage Loan Document Type Test the documentation type of the loan was not provided. The documentation type is one of several factors that should be considered when making any mortgage loan.

This loan failed MD COMAR Higher-Priced Mortgage Loan Test due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final Good Faith Estimate is missing from loan documents."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in the xx The following state disclosures are missing in the loan file;
x. Affidavit of Consideration
																																																																																								x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"		Critical	Fail	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24467879	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$739.22	9.907%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx".
No active liens and judgments have been found against the borrower and subject property.
The taxes are to follow.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx and the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing
According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx The last payment was received on xx and the due date of xx The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx the reason for default is death of borrower.
No modification, forbearance details are available in recent collections comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per collection comments dated xx the borrower is not impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx Comment: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx. Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan does not meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."
* Higher Price Mortgage Loan (lvl 3) "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx exceeds APR threshold of xx. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is non- escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."	* Application Missing (lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at “xx”."
* ComplianceEase TILA Test Failed (lvl 2)     "This loan failed the TILA finance charge and TILA Foreclosure Rescission Finance Charge test fail.

Loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx. Hence, the variance is -$xxx.xx."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in Illinois. The following state disclosures are missing in the loan file;
x. Impound Account Disclosure.
x. IL Collateral Protection Insurance Notice.
x. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52149362	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,737.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$713.56	10.390%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx
No active judgments or liens were found.
The annual combined taxes for xxxx was paid in the amount of xx.
The annual school taxes for xxxx was paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per the tape data the servicer provided deferred payment in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "The final xxxx application is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (lvl 2)     "The Pennsylvania HB xxxx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective xx. The Pennsylvania mortgage lender license and Pennsylvania exemption letter (Mortgage Act) are not available for loans with a closing date before xx. Additionally, the Pennsylvania first mortgage banker license, Pennsylvania Secondary Mortgage Loan License, Pennsylvania unlicensed (Subordinate Lien), and Pennsylvania exemption letter are not available for loans with a closing date on or after xx."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase State Regulations Test Failed (lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge xx exceeds disclosed finance charge of $xxx,xxx.xx under disclosed  by -$xxx.xx.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xxx,xxx.xx exceeds disclosed finance charge of $xxx,xxx.xx under disclosed by -$xxx.xx."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% by +x.xxx%. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Critical	Fail	Fail	Pass	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3196221	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$955.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$812.87	11.384%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx the subject mortgage was originated on xx
The chain of assignments is completed. The loan is currently assigned with xx.
No active judgments or liens have been found.
Annual county taxes for xxxx-xxxx have been paid off in the amount of xx.
As per updated title report, no prior year taxes are delinquent.
As per review of the payment history dated x/xx/xxxx, the loan is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the due date x/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xx,xxx.xx and current interest rate as per payment history is xx.xxx%.	Collections Comments:The loan is performing.
As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx. The next due date is xx Current UPB as of date reflected in the provided payment history is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the review of latest servicing comment, the subject property is owner occupied. Information regarding the damage and repair are not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: N/A Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NO.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase TILA Test Failed (lvl 2)     "This loan failed the TILA right of rescission test due to the funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by xx CFR §xxxx.xx or §xxxx.xx, or delivery of all material disclosures, whichever occurs last."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* Loan does not conform to program guidelines (lvl 2) "The tape shows HPML non compliant. Further details were not provided."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24869973	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,725.67	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$864.81	10.626%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	29.218%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignments has been completed. Currently, the assignment is with xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for xxxx are due on xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx and the interest rate is xx.xxx%.

Collections Comments:The loan is currently performing, and the next due date is xx The last payment was received on xx. The unpaid principal balance is xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. As per the comment dated xx the co-borrower is deceased.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: N/A Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: The original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: as per the appraisal, the LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment history string is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "This loan failed the NC rate spread home loan test due to the calculated APR of xx.xxx% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR, NC RSHL Average Prime Offer Rate APR threshold of x.xxx%, x.xxx% & x.xxx% over +x.xxx% and +x.xxx%, +x.xxx% respectively."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan failed TILA Foreclosure Rescission Finance charge of $xxx,xxx.xx exceeds disclosed finance charge of $xxx,xxx.xx over by -$xx.xx."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan documents."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The servicing transfer disclosure is missing from the loan files."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22695953	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,455.85	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$698.50	10.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments is complete. The current assignment is with xx No active liens and judgments have been found. The first installment of combined taxes for xxxx is due on xx. The second installment of combined taxes for xxxx is due on xx. No prior year’s delinquent taxes have been found.	As per the review of tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. Details of the last payment received are not available. The P&I as per tape is $xxx.xx and interest rate is xx.xx%. The UPB is $xx,xxx.xx. The rate will be changed as per adjustment of term agreement. (xx)	Collections Comments:Collections Comments: The current status of the loan is current.
As per the review of tape data of payment history as of xx the borrower is current with the loan and the next due date is xx. Details of the last payment received are not available. The P&I as per tape is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: N/A Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: N/A Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. This loan is compliant with regulations xxxx.xx(b), (c), and (d).. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan documents."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to one of the following findings:

This loan failed the document type test due to the document type of the loan is No Documentation".

This loan failed MD Credit Regulations Mortgage Loan DTI Provided Test due to the loan is a mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided."
* Higher Price Mortgage Loan (lvl 2)     "The loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% over by +x.xxx%. This loan is compliant with regulations xxxx.xx(b), (c), and (d).

This loan failed the MD COMAR Higher-Priced Mortgage Loan Test due APR threshold of xx.xxx% and x.xxx% over +x.xxx%. The subject loan is escrowed. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d).""
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Critical	Fail	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	780
19523488	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$719.49	10.870%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx The chain of assignments has been completed. The latest assignment is with xx. No active liens and judgments have been found against the borrower and the property. No prior year’s delinquent taxes have been found.	As per review of latest payment history as of x/xx/xxxx the loan is performing and borrower has been making his monthly payment. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of xx.xxx% and P&I $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xx,xxx.xx.	Collections Comments:The borrower is current with the loan. As per review of latest payment history as of xx the loan is performing and borrower has been making his monthly payment. The last payment was received on xx in the amount of xx. The next due date is xx The current UPB reflected is in the amount of xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. No damages have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000mm0000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (lvl 2)     "This loan failed the NC rate spread home loan test due to the calculated APR of  xx.xxx% and xx.xxx% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of  x.xxx% and x.xxx% over +x.xxx% and +x.xxx%, respectively.

The calculated APR of xx.xxx% exceeded NC RSHL average prime offer rate APR threshold of x.xxx% by +x.xxx%."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	794
92690922	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,881.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$973.97	10.470%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	61.614%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx the subject mortgage was originated on xx. The chain of assignment has not been completed as the mortgage is currently with xx. The county taxes of xxxx have been paid in the total amount of xx. No active judgments or lien have been found against the borrower or subject property. There are no prior year delinquent taxes.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and current PITI is $xxx.xx with an interest rate of x.xxx%.The current UPB reflected as per the payment history is $xx,xxx.xx. As per the adjustment of terms agreement located at "xx.	Collections Comments:According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment received date is unable to determined. The current P&I is xx.The current UPB reflected as per the payment history is xx. The loan is in Performing. No modification and forbearance details are available in recent collection comments. No foreclosure activity has been found. As per Pacer, the borrower has not borrower has not filed bankruptcy. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed MD COMAR Higher-Priced Mortgage loan test due to APR calculated at xx exceeds the APR threshold of xx. The subject loan is not escrowed. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "The loan failed MD COMAR Higher-Priced Mortgage loan test due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. The subject loan is not escrowed." * DTI > xx% (lvl 2) "DTI percentage is greater than xx%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	Unavailable
12822837	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,656.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$641.72	11.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx The chain of assignments is completed. The chain of mortgage is with xx. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history tape data as of x/xx/xxxx, the borrower has been delinquent with the loan for one month and the next due date is x/xx/xxxx. The last payment was made on x/xx/xxxx in the amount of PITI $xxx.xx which was applied for the due date x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is xx.xx%. The current UPB is $xx,xxx.xx and the deferred balance is $x,xxx.xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is collection.
According to the payment history tape data as of xx the borrower has been delinquent with the loan for one month and the next due date is xx. The current UPB is xx and the deferred balance is xx.
The reason for default of the borrower is not available.
As per the deferment agreement located at "xx", the lender has deferred the one-month payment of xx for the due date xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value:xx Comment: The borrower last name per note doc is xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not modified since origination. The rate was reduced by 0.50% as per the rate reduction rider   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: The original balance per mortgage is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: M01010111021000000000000 Tape Value: 101010111021000000000000 Variance: Variance %: Comment: The PH string is MMMMMMMMMMM000000000000. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The subject loan is not escrowed. Further details not provided." * Higher Price Mortgage Loan (lvl 3) "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The subject loan is not escrowed."	* Application Missing (lvl 2) "Final application is missing from the loan file."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase State Regulations Test Failed (lvl 2)     "This loan failed the interest rate test due to interest rate charged xx.xxx% exceeds interest rate threshold of x.xxx% over by +x.xxx%."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in Ohio. The following state disclosures are missing from the loan file.
x. Equal Credit Availability Notice.
x. Insurance Tying Disclosure.
x. Non-Deposit Insurance Disclosure."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of servicing transfer document is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	612
12153047	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,776.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$647.69	10.631%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.126%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx.
There is a credit card judgment found against the subject property in favor of xx.
The xst installment of county taxes for xxxx is paid in the total amount of xx.
The xnd installment of county taxes for xxxx is due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently x month delinquent with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx the borrower is currently x month delinquent with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 111111111111000000000000 Tape Value: 000000011100000000000000 Variance: Variance %: Comment: MMMMMMMMMMMM000000000000 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided.""	* Good Faith Estimate missing or unexecuted (lvl 2) "The final good faith estimate is missing from the loan documents."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
62544502	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$838.74	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$757.19	9.825%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignments has been completed as the mortgage is currently assigned to the lender, xx.
No active judgments or liens have been found.
The county taxes for xxxx are due on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current P&I is $xxx.xx, and the rate of interest is x.xx%. The current UPB per tape is $xx,xxx.xx.	Collections Comments:The latest CCs are missing from the loan file.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The current UPB per tape is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Unavailable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: As per the AOT in the loan file, the deferred balance is xx   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the note, the original balance is $71,340.13. However, tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The subject loan is not escrowed. Further details not provided."
* Higher-Priced Mortgage Loan test Fail (lvl 3) "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of xx. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is not escrowed."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "This loan failed the NC rate spread home loan test due to the calculated APR of xx.xxx% and xx.xxx% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of x.xxx% and x.xxx% over +x.xxx% and +x.xxx%, respectively.
																																																																																								The calculated APR of xx.xxx% exceeded NC RSHL average prime offer rate APR threshold of x.xxx% by +x.xxx%."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
38915952	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$634.14	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$752.67	11.460%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx. The chain of assignments has been completed. The last assignment is with xx. No active judgments or liens have been found. The annual county taxes for xxxx is due in the amount of xx. No delinquent taxes have been found for the prior year.	According to the payment history tape data as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. Unable to determine the last payment received date. As per the tape data, the current P&I is $xxx.xx, interest rate is x.xxx% and the current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape data as of xx the borrower is current with the loan. The next due date is xx. Unable to determine the last payment received date. As per the tape data, the current P&I is xx interest rate is xx and the current UPB is xx. No evidence has been found regarding bankruptcy and foreclosure. No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MMMMM0000000000000000000 Tape Value: 000XX0000000000000000000 Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed NC rate spread home loan test due to the calculated APR of xx exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of xx, respectively. The subject loan is not escrowed. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (lvl 2)     "This loan failed the NC rate spread home loan test due to the calculated APR of xx.xxx% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of x.xxx% and x.xxx% over +x.xxx% and +x.xxx%, respectively.   This loan failed the DTI presumption test because the debt-to-income ratio of the borrower was not provided, as the final application is missing from the loan documents.  This loan failed the document type test due to the document type of the loan is No Documentation"."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45217006	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$324.63	$2,168.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$614.88	11.238%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.864%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx There is civil judgment found against the subject property in favor of “xx” in the amount of xx. There are x credit card judgment found against the subject property in the total amount of xx filed by different plaintiffs & recorded on different dates. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx The current monthly P & I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx Comment: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000001000000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: MMMMMMMMMMMM000000000000 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx exceeds APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided"	* Good Faith Estimate missing or unexecuted (lvl 2) "The final good faith estimate is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d).

MD COMAR Higher-Priced Mortgage Loan Test due to PR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* Initial Good Faith Estimate is Missing (lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "The initial truth in lending disclosure is missing from the loan files."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in MD. The following state disclosures are missing in the loan file;
x. Affidavit of Consideration
x. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	635
64408559	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$289.11	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$551.66	9.652%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.608%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx".
No active judgments or liens found.
The xxxx combined annual taxes were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P & I xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000100000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: MMMMMMMMMMMMM00000000000 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeds APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* ComplianceEase State Regulations Test Failed (lvl 2) "Origination Fee First Lien Test due to fees charged at $x,xxx.xx exceed fee threshold of $xxx.xx over by $x,xxx.xx.

The below fee was included.

Loan Origination Fee paid by Borrower: $x,xxx.xx"
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in MO. The following state disclosure is missing in the loan file;
x. Borrower's Choice of Insurer or Agent"
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38588273	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$786.85	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$678.32	11.364%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx".
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The occupancy of the subject property is unable to be determined.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx with the rate of interest xx.xxxx% and a maturity date of xx. The P&I as per payment history is the xx and rate of interest is xx.xxx%.There is a reduction in P&I and interest rates with respect to note data. However, the modification agreement is missing from the loan file. The tape data indicates the latest modification was made.	Credit Application Missing Required State Disclosures	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "The final xxxx application is missing from the loan documents."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in SC. The following state disclosures are missing in the loan file;
x. Agent Preference Disclosure
																																																																																								x. Casualty Insurance Disclosure"		Critical	Fail	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46150685	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$820.46	10.309%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	13.836%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx".
There are two active prior mortgages against the subject property which was recorded prior to the subject mortgage. The first senior mortgage was recorded on xx and the second mortgage was recorded on xx. However, these prior mortgages are not showing in schedule-B of the final title policy as an exception and no pay off is found in the final HUD-x for this prior mortgage. No recorded copy of the release or satisfaction has been found in the updated title report.
No active judgments or liens were found.
The taxes are to follow.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx The current monthly P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The occupancy of the subject property is unable to be determined.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx Comment: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeds APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Higher-Priced Mortgage Loan test Fail (lvl 2) "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in LA. The following state disclosures are missing in the loan file;
x. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
x. Anti-Tying Disclosure
x. Financial Institution Choice of Insurance Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	718
68576020	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,488.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$642.51	10.880%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	36.142%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx".
No active judgments or liens were found.
The xnd installment of county taxes for xxxx is due in the total amount of xx.
The xst installment of county taxes for xxxx was paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of xx.xx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx. The borrower making the payments as per AOT located at “xx”
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No modification, forbearance details are available in recent collections comments.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per the tape data, the servicer provided deferred payments in the amount of xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Debt Consolidation   Tape Value: Refinance   Variance:    Variance %:    Comment: Debt Consolidation   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Manufactured Housing Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (lvl 4) "The home is not affixed to the land. As per appraisal report located at “xx” the subject property is a manufactured home. However, the affidavit of affixation document is not available in the loan file. The ALTA x endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The subject loan is not escrowed. Further details not provided"
* Higher-Priced Mortgage Loan test Fail (lvl 3) "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of xx. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is non escrowed. This loan is compliant with regulation xx (c) and (d)."	* ComplianceEase HOEPA Test Failed (lvl 2) ""This loan failed the HOEPA higher-priced mortgage loan prepayment term test due to the loan provides for a penalty for paying all or part of the principal before the date on which the principal is due. Subject loan is HPML with a xx month prepayment penalty term."

This loan failed the HPML prepayment penalty test due to the loan is a HOEPA "higher-priced mortgage loan" (HPML) and provides for a prepayment penalty. loans." Regulation Z defines an HPML as a mortgage secured by the Borrower's principal residence with an annual percentage rate (APR) that (for a first-lien loan) is at least x.x% higher than the average prime offer rate (APOR) for a comparable transaction as of the date the rate was set."
* ComplianceEase TILA Test Failed (lvl 2)     "Finance charge disclosed on Final TILA as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of $xxx.xx.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

TILA Foreclosure rescission finance charge test finance charge disclosed on Final TILA as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of $xxx.xx.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in Florida. The following state disclosures are missing in the loan file;
x. Anti-Coercion Notice
x. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Critical	Fail	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40678349	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$441.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$518.03	10.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments is completed. The current assignment is with xx.
No active liens and judgments have been found.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was made on x/xx/xxxx in the amount of PITI $xxx.xx which applied for the due date x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is xx.xx%. The current UPB is $xx,xxx.xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The current UPB is xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Good Faith Estimate Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: The OPB is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: The LTV is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "Final application is missing from the loan file."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase State/Local Predatory Test Failed (lvl 2)     "This loan failed the OK HOEPA higher-priced mortgage loan document type due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan failed TILA Finance charge test as disclosed on Final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

Loan failed TILA Foreclosure Rescission Finance charge test as disclosed on Final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan file."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d).

Loan failed the OK HOEPA Higher-Priced Mortgage Loan Test due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of servicing transfer document is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26140383	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,830.27	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$622.18	10.386%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	69.287%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has been completed. The mortgage is currently assigned to xx. No active judgments or liens were found. The annual county taxes for xxxx was paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Good Faith Estimate Hazard Insurance Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Not Applicable Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type: Field: Original Balance (or Line Amount) Loan Value: xx Tape Value: $68656.10 Variance: xx Variance %: -xx Comment: xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 66.200% Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeds APR threshold of xx The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file. However, values are updated from initial credit application located at “xx”."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan prepayment term test due to the loan provides for a penalty for paying all or part of the principal before the date on which the principal is due. Subject loan is HPML with a xx month prepayment penalty term.

This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase TILA Test Failed (lvl 2)     "Finance charge disclosed on Final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of $xxx.xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Missing proof of hazard insurance (lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Critical	Fail	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	710
65758614	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$180.24	$242.49	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$430.53	9.407%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/xx/2018	$56,045.36	$1,402.35	7.250%	$411.56	01/xx/2019	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments is incomplete; the current assignee is "xx”.
No active judgments or liens were found.
The annual county taxes for xxxx is due in the amount of xx.
The annual city taxes for xxxx is due in the amount of xx.
The annual county taxes for xxxx was paid in the amount of xx.
The annual city taxes for xxxx was paid in the amount of xx.
No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. Details of the last payment received are not available. As per tape, the current P&I is $xxx.xx and interest rate is x.xx%. The UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
As per the review of seller’s tape data as of xx the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is xx  The UPB is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per the tape data the servicer provided deferred payments in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" with an effective date of xx shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount and deferred amount is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of x.xx% starting on xx and continuing until the new maturity date of xx. There is no principal forgiven amount. This modification document is not signed by the lender.	Credit Application Good Faith Estimate Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MMMM00000000000000000000 Tape Value: 000XX0000000000000000000 Variance: Variance %: Comment: MMMM00000000000000000000 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show the loan has passed federal and state higher-priced tests. Further details not provided."	* Application Missing (lvl 2) "The final xxxx application is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Missing Appraisal (lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "The right of rescission document is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
17253840	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,972.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$641.35	9.810%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.436%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of the assignments has not been provided and the current assignee is "xx.”
No active judgments or liens found.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current monthly P&I is xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Notice of Servicing Transfer	Field: Borrower #2 Middle Name Loan Value: xx Tape Value:xx Comment: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 114423332100000000000000 Tape Value: 003212221000000000000000 Variance: Variance %: Comment: MMMMMMMMMMMM000000000000 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* ComplianceEase TILA Test Failed (lvl 2) "This loan failed the initial TIL disclosure date test due to one of the following.

The initial TIL disclosure date is not later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; and The initial TIL disclosure date is not later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84837702	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$146.99	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$510.84	10.630%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	34.179%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	10.130%	$486.18	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx.
There is civil judgment found against the subject property in favor of “xx.
The xxxx county annual taxes are due in the amount of xx.
The xxxx school annual tax is due in the amount of xx.
The xxxx county annual taxes were paid in the amount of xx.
The xxxx school annual taxes were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received onxx. The current monthly P & I is xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx with the rate of interest xx.xx% and a maturity date of xx. The P & I as per payment history is the xx and rate of interest is xx.xxx%. There is a reduction in P & I and interest rates with respect to note data. However, the modification agreement is missing from the loan file. The tape data indicates the latest modification was made.	Credit Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeds APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file. However, values are updated from initial credit application located at "xx"."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation".

This loan failed the HOEPA higher-priced mortgage loan prepayment term test due to the loan provides for a penalty for paying all or part of the principal before the date on which the principal is due. Subject loan is HPML with a xx month prepayment penalty term."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of $xxx,xxx.xx exceeds disclosed finance charge of $xxx,xxx.xx over by -$xxx.xx.

Loan failed TILA Foreclosure Rescission Finance charge of $xxx,xxx.xx exceeds disclosed finance charge of $xxx,xxx.xx over by -$xxx.xx."
* GSE Points and Fees Test Violations (lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55200460	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$907.67	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$567.52	10.350%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignments has been completed as the mortgage is currently assigned to the lender, xx.
No active judgments or liens have been found.
The combined taxes for xxxx are due on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current P&I is $xxx.xx, and the rate of interest is x.xx%. The current UPB per tape is $xx,xxx.xx.	Collections Comments:The latest collection comments are missing from the loan file.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The current UPB per tape is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a fixed-rate loan with an original P&I of xx an interest rate of xx.xx% However, the current P&I per tape is xx and the rate of interest is x.xx%. However, there is a difference in P&I with respect to Note. There is a possibility of loan modification. Seller's tape data shows that the loan is modified. However, the modification agreement is missing from the loan file.	Field: Current Value Loan Value: Unavailable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: As per the note, the amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: As per the note, the original balance is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "This loan failed the NC rate spread home loan test due to the calculated APR of xx.xxx% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR, NC RSHL Average Prime Offer Rate APR threshold of x.xxx%, x.xxx% & x.xxx% over +x.xxx% and +x.xxx%, +x.xxx% respectively."
																																																																																								* Higher Price Mortgage Loan (lvl 2) "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% by +x.xxx%. %. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
49999240	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$398.29	10.390%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignments has been completed as the mortgage is currently assigned to the lender, xx.
No active judgments or liens have been found.
The property tax status is not available in the report.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current P&I is $xxx.xx, and the rate of interest is xx.xx%. The current UPB per tape is $xx,xxx.xx.	Collections Comments:The latest collection comments are missing from the loan file.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx.  The current UPB per tape is xx.
As per the collection comment dated xx the borrower's income was impacted by covid-19. Further details not provided.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Current Value Loan Value: Unavailable Tape Value: xx Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the note, the original balance is $43,937.32.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the loan file, the LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000100000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: As per the available PH, the PH string is MMMMMMMMM0000000010 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x))due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (lvl 2)     "The Pennsylvania HB xxxx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November xth, xxxx. The Pennsylvania mortgage lender license and Pennsylvania exemption letter (Mortgage Act) are not available for loans with a closing date before November xth, xxxx. Additionally, the Pennsylvania first mortgage banker license, Pennsylvania Secondary Mortgage Loan License, Pennsylvania unlicensed (Subordinate Lien), and Pennsylvania exemption letter are not available for loans with a closing date on or after January xst, xxxx."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase State Regulations Test Failed (lvl 2)     "This loan failed the interest rate test. Interest rate charged xx.xxx% exceeds interest rate threshold of x.xxx% over by +x.xxx%."
																																																																																								* Higher Price Mortgage Loan (lvl 2) "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Critical	Fail	Pass	Pass	Not Covered	Fail	Fail		Value:Unavailable Date:Unavailable Type:Unavailable	Value:Unavailable Date:Unavailable Type:Unavailable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
62794099	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$917.27	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,043.70	12.000%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2019	$73,245.88	Not Applicable	4.500%	$879.72	08/xx/2019	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx The chain of assignment has been completed. Currently, the loan is with “xx”. No active judgments or liens have been found. The annual installments of combined taxes for xxxx have been paid in the amount of xx. The annual installments of other taxes for xxxx are due in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history tape data as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. We are unable to determine the last payment received. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is $xx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of xx the borrower is current with the loan, and the next due date is xx.
The modification agreement was made between the lender and borrower on xx.
As per the comment dated xx the subject property is owner occupied.
As per the comment dated xx the reason for default is excessive obligations.
As per the comment dated xx there is a potential loss. No comments have been found regarding the damages, DOL, estimate cost to repair the damages, insurance claim, or completion of the repairs.
 No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx. As per the modified term, the new principal balance is xx and the lender agrees to forgive xx. The borrower promises to pay xx monthly with a modified interest rate of x.xxx% beginning on xx with a maturity date of xx. The modification has a balloon provision in the amount of xx which will be payable at maturity. The loan has been modified once since origination.	Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The modification agreement is made on xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMM00000000000000000000   Tape Value: 000XX0000000000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: As per the note, the property address is “xx”. As per the tax report attached with UT, the street address is “xx”.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Mobile Home Tape Value: Manufactured Housing Variance: Variance %: Comment: As per the Inspection report located at "xx" the subject property type is mobile home. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (lvl 4) "Home is not affixed. An appraisal report at the origination is missing from the loan file. As per the inspection report located at "xx" the subject property type is mobile home. The ALTA x endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show a VIN or serial number. The affidavit of affixation is not available to confirm whether the mobile home is affixed to a permanent foundation. The tax certificate attached with the updated title report shows that the subject property is a mobile home."	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeds APR threshold of xx. The subject loan is not escrowed. Further details not provided."
* ComplianceEase HOEPA Test Failed (lvl 3)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* Higher Price Mortgage Loan (lvl 3) "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx exceeds APR threshold of xx. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is not escrowed."	* Application Missing (lvl 2) "The final xxxx is missing from the loan file. However, the values are taken as the note date and loan amount."
* ComplianceEase State/Local Predatory Test Failed (lvl 2)     "This loan failed the NC rate spread home loan test due to the calculated APR of xx.xxx% exceeding the NC RSHL modified HMDA APR, the NC RSHL conventional mortgage rate APR and NC RSHL Average Prime Offer Rate APR threshold of x.xxx%, x.xxx% and x.xxx% over +x.xxx%, x.xxx% and +x.xxx%, respectively.

This loan failed the NC RSHL Documentation Type Test due to the loan is a rate spread home loan and the document type of the loan is "No Documentation"."
* Missing Appraisal (lvl 2)     "The appraisal report is missing from the loan file."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in North Carolina. The following required state disclosures are missing from the loan file. x. Amortization Schedule Disclosure x. Credit Property Insurance Disclosure x. Fee Agreement x. Priority of Security Instrument Disclosure x. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand-dated by the borrower."		Critical	Fail	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	628
98314479	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$769.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$399.70	9.882%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx The chain of assignments has been completed. The last assignment is with “xx”. No active judgments or liens have been found. The annual combined taxes for xxxx is due in the amount of xx. No delinquent taxes have been found for the prior year.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. As per the tape data, the current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of x.xxx% which was applied for the due date of xx As per the tape data, the current UPB is xx. No evidence has been found regarding bankruptcy and foreclosure. No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (lvl 2)     "This loan failed the NC rate spread home loan test due to the calculated APR of  xx.xxx% and xx.xxx% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of  x.xxx% and x.xxx% over +x.xxx% and +x.xxx%, respectively.
The calculated APR of xx.xxx% exceeded NC RSHL average prime offer rate APR threshold of x.xxx% by +x.xxx%."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	717
6734287	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$699.07	$1,855.79	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$549.28	11.814%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated xx the subject mortgage was originated on xx The chain of assignments has been completed. The last assignment is with “xx”. No active judgments or liens have been found. The third and fourth installments of school taxes for xxxx are due in the total amount of xx. The county/school taxes for xxxx were delinquent in the total amount of xx respectively. The good through date is not provided.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of xx.xxx% which was applied for the due date of x/xx/xxxx. As per the tape data, the current UPB is $xx,xxx.xx and the deferred balance is $x,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx.xxx% which was applied for the due date of xx. As per the tape data, the current UPB is xx and the deferred balance is xx. No evidence has been found regarding bankruptcy and foreclosure. No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with the P&I of xx and the interest rate of xx.xx%. As per the payment history tape data as of xx the current P&I is xx and the interest rate is xx.xxx%. There is reduction in interest rate with respect to original note data. Tape shows the deferred balance in the amount of xx. However, the modification agreement is missing from the loan file.	Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx exceeds APR threshold of xx over by +x.xxx%. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file."
* ComplianceEase Exceptions Test Failed (lvl 2)     "This loan failed the Pennsylvania license validation test.
The Pennsylvania HB xxxx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November xth, xxxx."
* ComplianceEase State Regulations Test Failed (lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	591
79474836	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$49,154.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$11,671.46	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.985%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignments has not been provided. However, the current assignment is with an original lender, "xx".
xst town taxes for xxxx have been paid in the amount of xx. The town taxes for xxxx have been paid in the amount of xx. The combined taxes were due in the amount of xx. No prior-year delinquent taxes have been found. There is one federal tax lien against the subject property in favor of xx.	According to the payment history as of x/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xx,xxx.xx, which was applied for the due date of x/xx/xxxx. The current P&I is in the amount of $xx,xxx.xx and interest rate is x.xxx%. The current UPB reflected as per the payment history is in the amount of $x,xxx,xxx.xx.	Collections Comments:According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx. The current UPB reflected as per the payment history is in the amount of xx.
The loan is in performing.
No forbearance and modification details are available.No foreclosure activity has been found.
No details found regarding damage and covid-19.
As per Pacer, the borrower has not borrower has not filed bankruptcy.
Current and previous employment details are not found in final application.
The borrower is retired from Pacific Premier Trust and the borrower is getting (xx).
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: m0000000000 Tape Value: 0001000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx The tape shows that xxxx tax transcripts reflect BWR owing $xxxK in taxes to the IRS, and the lender failed to include the repayment of the tax dues in total debts. Excluding the amount of tax debt from the available assets of $xxxK creates an asset shortfall. Also, the lender failed to verify the x-year continuance of the retirement income used for qualification. Lender defect. The subject loan originated on xx and the x-year SOL is active."
																																																																																						* Qualified Mortgage DTI exceeds xx (lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrowers income is xx And total expenses are in the amount of xx and the loan was underwriting by DU (xx) and its recommendation is “Approve/Ineligible” with a DTI of xx"				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54124884	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$406.77	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,574.92	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	35.848%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignments is incomplete. The subject mortgage is with the original lender, xx.
No active judgments or liens have been found.
The combined taxes for xxxx were paid on xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current UPB per tape is $xxx,xxx.xx, and the interest rate is x.xx%.	Collections Comments:According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been the owner of xx for x.x years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per the appraisal, the property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates occupancy is misrepresented. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate Lock Agreement is missing in the loan package."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
51836783	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$323.63	$323.63	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$336.48	11.660%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments is incomplete; the current assignee is "xx”. There are xx real estate tax lien found against the subject property in favor of “xx". The subject property is located in xx the subject property to go into foreclosure. This can be cured by paying off the lien with its penalties and interest. The taxes are to follow. The xst installments of city taxes for xxxx is delinquent in the total amount of xx.	As per the review of seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. Details of the last payment received are not available. As per tape, the current P&I is $xxx.xx and interest rate is xx.xxx%. The UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
As per the review of seller’s tape data as of xx the borrower is current with the loan and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and interest rate is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per collection comment dated xx the FEMA disaster was declared from xx for severe winter storm and snowstorm. CCs do not show damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Flood Certificate Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MMMM00000000000000000000 Tape Value: 000XX0000000000000000000 Variance: Variance %: Comment: MMMM00000000000000000000 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results does not show the loan failed the higher-priced mortgage loan test.The subject loan is not escrowed. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file. However, values are updated from initial credit application located at “xx”."
* ComplianceEase Risk Indicator is "Elevated" (lvl 2)     "This loan is failed NY Subprime Home Loan Test.
Loan data is xx.xxx% and comparison data is x.xxx%. Hence, the variance is +x.xxx%."
* Missing Appraisal (lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing flood cert (lvl 2)     "The flood certification document is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "The right of rescission document is missing from the loan files."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	518
34522878	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$297.57	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$515.79	10.801%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	97.589%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx".
No active judgments or liens found.
The xxxx combined annual taxes were paid in the amount of $xxx.xx on xx/xx/xxxx.
The xxxx combined annual taxes was due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Good Faith Estimate Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Na   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000100000000000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: MMMMMMMMMMMM100000000000 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. Further details not provided. Subject loan is non-escrowed."
* Higher Price Mortgage Loan (lvl 3) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated xx exceeds APR threshold of xx. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is non-escrowed."	* Application Missing (lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at “xx”"
* ComplianceEase TILA Test Failed (lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
Loan data is $xx,xxx.xx and comparison data is $xx,xxx.xx; hence, the variance is -$xx.xx."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98318640	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$235.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$465.09	10.310%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.609%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has been completed. The mortgage is currently assigned to xx. There is an active junior mortgage against the subject property in favor of xx. No active judgments or liens were found. The annual county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is currently xx month delinquent with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of xx the borrower is currently xx month delinquent with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx. The current UPB is xx.
The reason for default is not available.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per the tape data, the servicer provided deferred payments in the amount of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Performing xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 111000000000000000000001 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: MMMMMMMMMMMM100000000001 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file. However, values are updated from initial credit application located at “xx”."
* Higher Price Mortgage Loan (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% over by +x.xxx%. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			640	668
2596037	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,231.43	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,896.28	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	44.246%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx There is no chain of assignment. Currently, the loan is with the original lender, xx The annual installments of county taxes for xxxx have been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx.
As per the latest BPO report dated xx the subject property is occupied and in average condition.
As per the final xxxx, the borrower previously worked at “xx” for the period xx. Currently, the borrower has been working at “xx” as a client wealth manager for x.xx years. The co-borrower has been working at “xx” as a general manager of publishing for x.x years.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx Tape shows BWRx bonus income miscalculation and DTI is over xx Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active."
* Qualified Mortgage DTI exceeds xx (lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower’s income was xx and total expenses are in the amount of xx and the loan was underwritten by DU (xx) and its recommendation is “Approve/Ineligible” with a DTI of xx."	* Compliance Testing (lvl 3) "Subject loan is secondary occupancy. Tape shows the lender's QM designation of safe harbor for the subject loan, which turned out to be inaccurate as the loan failed the QM safe harbor test as per the third-party due diligence review. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "TRID violation due to mortgage broker fee added on Final CD dated xx reflects mortgage broker fee as $x.xx however, Final CD dated xx reflects the mortgage broker fee as $x,xxx.xx.  The fee ($x,xxx.xx) has been increased for mortgage broker fee which exceeds the x% tolerance. Require PCCD/COC with fee change to cure the tolerance violation of $x,xxx.xx.
																																																																																								Subject loan is purchase case, originated on xx and x-year SOL is expired."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	803
10691194	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,362.06	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	36.612%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx.
There is no chain of assignment. Currently, the loan is with the original lender, xx.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx and the deferred balance is $x,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is $xxx,xxx.xx and the deferred balance is xx.
As per the final xxxx, the borrower has been working at “xx" as a manager for x.x years.
The borrower was approved for a x-month covid-19 deferment to change the next due date from xx. The covid-19 deferment agreement is located at “xx”, which was made with the borrower, “xx,” on xx in the amount of xx As per the comment dated xx the covid-19 deferment is completed.
As per the comment dated xx the FEMA disaster was declared for the remnants of Hurricane Ida on xx. CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Tape shows a New York Subprime loan. Infinity CE also failed the NY Subprime Home Loan Lending Policy Test."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of $x,xxx.xx Over by +$xxx.xx
The below fees were included in the test:
Application Fee paid by Borrower: $xxx.xx
Loan Origination Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Tax Service Fee paid by Borrower: $xx.xx
Underwriting Fee paid by Borrower: $xxx.xx

Loan failed NY Subprime Home Loan Lending Policies test due to APR calculated xx exceeds APR threshold of xx over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx
The below fees were included in the test:
Application Fee paid by Borrower: $xxx.xx
Loan Origination Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Tax Service Fee paid by Borrower: $xx.xx
Underwriting Fee paid by Borrower: $xxx.xx

Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged xx exceeds fees threshold of xx
The below fees were included in the test:

Application Fee paid by Borrower: $xxx.xx
Loan Origination Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Tax Service Fee paid by Borrower: $xx.xx
Underwriting Fee paid by Borrower: $xxx.xx"	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase xx% tolerance test. Loan estimate dated xx reflects Transfer Tax Fee is $xxxx.xx. However, CD dated xx reflects Transfer Tax fee $x,xxx.xx. This is an increase in fee of $$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case, originated on xx and the SOL of x year is expired."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed Higher-Priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d).

Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80539455	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$429.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$462.00	8.428%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has been completed. The mortgage is currently assigned to "xx". No active liens and judgments have been found against the borrower and subject property. The annual county taxes for xxxx were paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P & I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx, the reason for default is death of borrower.
No modification, forbearance details are available in recent collections comments.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
No comments have been found stating the borrower income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx Comment: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Debt consoliditation Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeds APR threshold of x.xxx% over by xx The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at “xx”."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase State Regulations Test Failed (lvl 2)     "This loan failed the brokerage/finder fee test due to fees charged at $x,xxx.xx exceed fees threshold of $x,xxx.xx over by xxx.xx.

The below fees were included in the test.
Loan Origination Fee paid by Borrower: $x,xxx.xx"
* ComplianceEase TILA Test Failed (lvl 2)     "Loan failed the TILA Foreclosure Rescission Finance Charge Test as Finance charge disclosed on Final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xx.xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "The initial good faith estimate is unexecuted from the loan file."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "The nitial truth in lending estimate is unexecuted from the loan file."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in Tennessee. The following state disclosures are missing in the loan file;
x. Placement of Insurance Disclosure.
x. Availability of Title Insurance.
x. TN Consent to Disclosure of Insurance Information.
x. Choice of Agent/insurer.
x. Insurance Solicitation/Post Commitment."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Critical	Fail	Fail	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	744
59960686	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,071.02	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$430.30	10.141%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx.
No active judgments or liens found.
The xst and xnd installments of combined taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx.
The xxxx water annual taxes have been delinquent in the amount of $xx.xx which was due on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current monthly P & I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.
According to the PACER, the borrower filed for bankruptcy under chapter-x with the xx. The borrower has been discharged on xx and also got terminated on xx. The date of last filing bankruptcy was xx. No more evidences are available regarding current bankruptcy status.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under Chapter x with the xx. The reaffirmation agreement was filed on xx. As per voluntary petition schedule D (xx), the amount of the claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is $x.xx. The borrower was discharged on xx and also got terminated on xx. The date of last filing bankruptcy was xx. No more evidence is available regarding the current bankruptcy status.	Not Applicable	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No xx Comment: Yes Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000MMM00000 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: MMMMMMMMMMMMMMMM00000000 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results does not show that the loan failed the higher-priced mortgage loan test. Further details not provided."	* Application Missing (lvl 2) "The final xxxx application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (lvl 2)     "This loan failed the interest rate test.
The loan data is xx.xxx% and comparison data is x.xxx%; hence, the variance is x.xxx%
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
x. Equal Credit Availability Notice
x. Insurance Tying Disclosure
x. Non-Deposit Insurance Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21288928	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$282.60	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	Not Applicable	xx	Primary	Yes	Yes	No	31.034%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx
The chain of assignments is incomplete; the current assignee is “xx”.
There are x credit card judgments found against the borrower in favor of xx
The xxxx county annual taxes have been exempt.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx and the due date is xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx and the due date is xx The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.
The reason for the default is not available.
No information has been found regarding the forbearance plan.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per seller tape data, the subject property is owner-occupied.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 20.759%   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 013210001010100100002101 Tape Value: 013210001010100100002102 Variance: Variance %: Comment: MMMMM21010100100002101 Tape Source: Initial Tape Type:	4: Unacceptable	* Mortgage Not Recorded (lvl 4) "As per tape data, the subject mortgage was originated on xx but, the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at “xx”."
* Property Marketability Issues  (lvl 4)     "The tape shows co-operative documents are missing, and loan file shows the subject is a cooperative located in the xx. Further details were not provided. xx search shows an estimated value of xx Current UPB is xx Elevated for client review."
* Type of Ownership is Leasehold or Cooperative (lvl 4) "As per the assignment of lease document located at “xx” " xx” is lessee and he has originated the subject mortgage on xx which will matured on xx As per lease agreement the lease will matured on xx."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "This loan failed the New York subprime home loan initial GFE disclosure date validation test due to the loan has a closing date on or after February xx, xxxx, but the Initial GFE Disclosure Date was not provided. Effective xx) amends the definition of "fully indexed rate" and requires the annual percentage rate to be calculated using the index rate on the loan on the date the lender provides the "good faith estimate" required under xx USC §xxxx et seq."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Initial Good Faith Estimate is Missing (lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "The initial truth in lending disclosure is missing from the loan files."
																																																																																								* Missing Appraisal (lvl 2) "An appraisal report at origination is missing from the loan file."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14039164	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,133.99	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$669.99	9.606%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignments is complete. Currently, the mortgage is assigned to lender xx.
No active liens and judgments have been found.
The county taxes for the year xxxx-xx are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx(PITI) and was applied to the due date of x/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx and was applied to the due date of xx. The monthly P&I is xx and the interest rate is xx. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Final application is missing from the loan file, unable to determine the borrower's current employment details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. The final HUD-x is missing, and compliance has not been tested. Further details not provided."
* HUD-x Closing Statement missing or unsigned (lvl 3) "Final HUD-x and itemization, estimated HUD are missing from the loan file."	* Application Missing (lvl 2) "Final xxxx is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Appraisal (lvl 2)     "Appraisal report is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "Servicing transfer document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
40105315	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,012.03	11.970%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	10.970%	$926.07	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has been completed. The mortgage is currently assigned to "xx”. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. Tax status id to follow.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history tape is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx. The UPB reflected as per the payment history tape is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest xx.xxxxx% and a maturity date of xx. The P&I as per payment history is the xx and rate of interest is xx.xxx%. There is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification. The tape shows loan was modified. Also, the payment history shows deferred balance in the amount of xx. However, the modification document is missing from the loan file.	Good Faith Estimate Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (lvl 4) "Home is not affixed. According to the appraisal report dated xx”, the subject property type is "manufactured Home. The Alta-x endorsement is not attached to the short form title policy, nor is the VIN# mentioned in the subject mortgage's legal description. An affidavit of affixation is not available in the loan file. Hence, we are unable to confirm whether the home is attached to the land or not."	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* ComplianceEase HOEPA Test Failed (lvl 2) "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan file."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "Initial TIL is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	749
25676074	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$5,710.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,940.38	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.051%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx. The chain of assignments has not been provided. The mortgage is currently with the original lender “xx. There are multiple ECB liens active against the subject borrower in the total amount of xx in favor of same plaintiff “xx” recorded on different dates. The annual combined taxes for xxxx are due in the total amount of xx The annual utilities charges for xxxx have been delinquent in the amount of xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. As per the tape data, the current UPB is $xxx,xxx.xx and the deferred balance is $x,xxx.xx.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of xx the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. As per the tape data, the current UPB is xx and the deferred balance is xx.
No evidence has been found regarding bankruptcy and foreclosure.
The deferment agreement was made between the borrowers’ “xx” with an effective date of xx which is located at “xx”. The agreement shows the deferment balance is xx. The tape data shows deferred balance is xx.
 As per the final application, the borrower has been working at “xx” as a taxi driver for xx months.
No damage or repairs have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Tape shows a New York Subprime loan. Infinity CE also failed the NY Subprime Home Loan Lending Policy Test."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged xx Exceeds Fees threshold of xx Over by xx  The below fees were included in the test: Application Fee paid by Borrower: xx Loan Origination Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Tax Service Fee paid by Borrower: $xx.xx Underwriting Fee paid by Borrower: $xxx.xx  Loan failed NY Subprime Home Loan Lending Policies test due to APR calculated x.xxx% Exceeds APR threshold of x.xxx% Over By +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* GSE Points and Fees Test Violations (lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged xx Exceeds Fees threshold of $x,xxx.xx Over by +$x,xxx.xx. The below fees were included in the test: Application Fee paid by Borrower: xx Loan Origination Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: xx Processing Fee paid by Borrower: xx Tax Service Fee paid by Borrower: xx Underwriting Fee paid by Borrower: xx	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx/xx/xxxx and the x-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflects discount fee at $x,xxx.xx However, CD dated xx reflects discount fee at $x,xxx.xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL has expired.  Loan failed charges that cannot increase x% tolerance test. Loan estimate dated x/xx/xxxx reflects Transfer Taxes at $x,xxx.xx However, CD dated xx reflects discount fee at $xx,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL has expired."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d).  Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated x.xxx% Exceeds APR threshold of x.xxx% Over By +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock document is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "The affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	775
62069220	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$650.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$369.11	8.836%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx. The chain of assignments has been completed. Currently, the assignment is with xx. No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for xxxx are due on xx/xx/xxxx in the amount of $xxx.xx. The annual combined taxes for xxxx were paid on xx/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is xx available. No comment pertaining to the damage to the subject property has been observed. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Good Faith Estimate Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: N/A. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Original Balance (or Line Amount) Loan Value: xx Tape Value: xx Variance: xx Variance %: -xx Comment: Original balance is xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original standard LTV is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "Final application is missing from the loan files."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final GFE is missing from the loan files."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at x.xxx% exceeding the APR threshold of x.xxx% by +x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Servicing transfer disclosure is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 2)     "The affiliated business disclosure is missing from the loan files."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrowers."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	760
12823902	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$665.44	12.130%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.449%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx.
No active judgments or liens found.
The taxes are to follow.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx..	Collections Comments:The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Debt consolidation Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeds APR threshold of xx over by xx The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Higher-Priced Mortgage Loan test Fail (lvl 2) "Loan failed the HOEPA higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
23867148	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,715.66	11.814%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	67.574%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	10.810%	$1,552.93	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx.
No active judgments or liens found.
The xxxx county annual taxes were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $x,xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P & I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated on xx with the rate of interest xx.xxxxx% and a maturity date of xx. The P & I as per payment history is the xx and rate of interest is xx.xxx%. There is a reduction in P & I and interest rates with respect to note data. However, the modification agreement is missing from the loan file. The tape data indicates the latest modification was made.	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The subject loan is not escrowed. Further details not provided."
																																																																																							* Higher Price Mortgage Loan (lvl 3) "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx exceeding the APR threshold of xx. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is not escrowed."			Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5344040	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,045.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$971.80	12.020%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2019	$97,760.54	Not Applicable	7.882%	$671.10	02/xx/2019	Financial Hardship	According to the updated title report dated xx the subject mortgage was originated on xx. The chain of assignments has been completed. The last assignment is with xx. No active judgments or liens have been found. No delinquent taxes have been found for the prior year.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history tape is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx. The UPB reflected as per the payment history tape is xx. No evidence has been found regarding bankruptcy and foreclosure. No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower and lender with an effective date of xx and the new principal balance is xx. The borrower promises to pay the monthly P&I of xx. with an interest rate of x.xxx% starting from xx until the maturity date of xx. The rate changes in x steps ending at x.xxx%.	Credit Application Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."
* HUD-x Closing Statement missing or unsigned (lvl 3) "The final HUD-x is available in the loan file located at "xx". However, some of the points and fees are hand written."	* Application Missing (lvl 2) "The final xxxx is missing from the loan file."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase State/Local Predatory Test Failed (lvl 2)     "The loan failed OK HOEPA Higher-Priced mortgage loan test due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% by x.xxx%.

This loan failed the document type test due to the document type of the loan is No Documentation"."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan file."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% by x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Pass	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	625
9563111	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$443.95	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$428.30	9.162%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx.
There is an active junior mortgage against the subject property in favor of xx.
No active judgments or liens were found.
The annual county taxes for the year xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
As per the appraisal located at “xx”, the subject property is in average condition. There are no railings on the side stoop, and the estimated cost of repairs is xx. However, there is no evidence to confirm the current status of repairs in the latest xx months of collection comments.
As per the tape data, the subject property is primary residence.
No information has been found stating the borrower’s income was impacted by covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Manufacturing housing Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (lvl 4) "The home is not affixed to the land. As per appraisal report located at “xx” the subject property is a manufactured home. However, the affidavit of affixation document is not available in the loan file. The ALTA x endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The subject loan is not escrowed. Further details not provided."
* ComplianceEase HOEPA Test Failed (lvl 3)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation".

This loan failed the HOEPA higher-priced due the loan provides for a penalty term of xx months for paying all or part of the principal before the date on which the principal is due."
* Higher-Priced Mortgage Loan test Fail (lvl 3)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeding the APR threshold of xx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is not escrowed."
* Loan does not conform to program guidelines (lvl 3) "As per the updated title report dated xx the alert note shows a non-severe issue; Nancy J. Studivant is shown on the deed and mortgage, but Nancy L. Studivant is shown on the data tape and probate documents."	* Application Missing (lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at "xx"."
* ComplianceEase TILA Test Failed (lvl 2)     "Finance charge disclosed on Final HUD-x as $xxx,xxx.xx. Calculated Finance Charge $xxx,xxx.xx for an under disclosed amount of -$xx.xx."
* GSE Points and Fees Test Violations (lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in Virginia. The following state disclosures are missing in the loan file: x) VA Application Disclosure x) Choice of Settlement Agent Disclosure x) Copy of the appraisal or statement of praised value."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48996923	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,060.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$848.95	11.116%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	10.110%	$789.18	Unavailable	Unavailable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx.

The chain of assignments has been completed. The current assignment is with xx.

No active liens and judgments have been found against borrower and property.
The water charges for xxxx are delinquent in the total amount of xx.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history tape is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx. The UPB reflected as per the payment history tape is xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of xx with the rate of interest xx.xxxxx% and a maturity date of xx. The P&I as per payment history is the xx and rate of interest is xx.xxx%. There is a reduction in P&I and rate of interest with respect to note data which seems that there would be a possible modification. The tape shows loan was modified. Also, the payment history shows deferred balance in the amount of xx However, the modification document is missing from the loan file.	Field: Current Value Loan Value: Unavailable Tape Value: xx Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of xx. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."
* ComplianceEase State/Local Predatory Test Failed (lvl 3)     "This loan failed MD Credit Regulations Mortgage Loan DTI Provided Test due to the loan is a mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided.

This loan failed MD COMAR Higher-Priced Mortgage Loan Test due to APR calculated xx exceeds APR threshold of x.xxx% over by +x.xxx%."	* Higher Price Mortgage Loan (lvl 2) "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% over by +x.xxx%. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Not Applicable
35506186	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,398.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$706.75	11.123%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.174%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx.
No active judgments or liens found.
The xxxx combined annual taxes were paid in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P & I is xx. The current UPB reflected as per the payment history is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of x.xxx% by x.xxx%. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided"	* ComplianceEase State Regulations Test Failed (lvl 2) "The loan failed bona fide discount points test.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% by x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37814142	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,158.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.11	10.259%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	11.966%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx
No active judgments or liens were found.
The xst and xnd installments of combined taxes for xxxx are due in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of xx.xxx%. The current UPB reflected as per the tape is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is performing with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx. The current UPB reflected as per the tape is xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per seller tape data, the subject property is owner-occupied.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Good Faith Estimate Hazard Insurance Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of x.xxx% over by +x.xxx% The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. However, the tape shows the loan is a non-compliant HPML. Further details not provided."
* ComplianceEase HOEPA Test Failed (lvl 3)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase State Regulations Test Failed (lvl 3)     "Loan failed Prohibited Fees Test due to fees charged $xxx.xx exceeds fees threshold of $x.xx over by $xxx.xx.
The below fees were included in this test:
Tax Service Fee paid by Borrower: $xx.xx
Lender's Title Insurance Policy paid by Borrower: $xxx.xx
Title Examination Fee paid by Borrower: $xxx.xx."	* Application Missing (lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at “xx”"
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Higher Price Mortgage Loan (lvl 2)     "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% over by +x.xxx%. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."
* Missing proof of hazard insurance (lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Critical	Fail	Pass	Pass	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35981486	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,195.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$892.41	10.386%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx
The chain of assignments is complete. Currently, the mortgage is assigned to lender xx.
No active liens and judgments have been found.
The county taxes for the year xxxx-xx are paid.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx(PITI) and was applied to the due date of x/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is xx.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount ofxx (PITI) and was applied to the due date of xx The monthly P&I is xx and the interest rate is xx.xxx%. The current UPB is xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Current Value Loan Value: Not Applicable Tape Value:xx Comment: Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of x.xxx% by +x.xxx%. The subject loan is not escrowed. Further details not provided."
* ComplianceEase HOEPA Test Failed (lvl 3)     "This loan failed the HOEPA higher-priced mortgage loan prepayment term test due to the loan provides for a penalty term of xx months for paying all or part of the principal before the date on which the principal is due."
* Higher-Priced Mortgage Loan test Fail (lvl 3) "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is not escrowed."	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "Servicing transfer document is missing from the loan file."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98350151	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,047.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$510.32	4.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	21.423%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments is not completed. The current assignment is with xx which was recorded on xx. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was made on x/xx/xxxx in the amount of PITI $x,xxx.xx which applied for the due date x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history tape data as of xx the borrower is current with the loan and the next due date is xx. The current UPB is xx and the deferred balance is xx.
As per the prior collection comment dated xx the lender has deferred a one-month payment of xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: The DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment: The note date is 10/xx/2013.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 01100444443221MMM1000000   Tape Value: 011008765432211111111111   Variance:    Variance %:    Comment: The PH string is MMMMMMMMMMMMMMMMMM000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: No discrepancy. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan has passed federal and state higher-priced mortgage loan tests. Further details not provided."	* Good Faith Estimate missing or unexecuted (lvl 2) "Final GFE is missing from the loan file."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan file."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "Initial TIL is missing from the loan file."
* Loan does not conform to program guidelines (lvl 2)     "The tape shows HPML non compliant. Further details were not provided."
* Missing Appraisal (lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in Texas. The following state disclosures are missing from the loan file.
• TX Loan Agreement Notice
• Commitment Requirement/Anti-Tying
• TILA Disclosures in Spanish
• Home Equity Consumer Disclosure
• Home Equity Loan Interest and Fees Preclosing Disclosure
• Home Equity Loan Copies of Documents
• Home Equity Loan Rescission Notice
• Fair Market Value of Homestead Property Acknowledgment
• Home Equity Loan Notice of Address for Borrower Notification of Violation
• Choice of Insurance Notice
• Collateral Protection Insurance Disclosure
• Non-Deposit Investment Product Disclosure Are there any promotional materials?
• Insurance Solicitation/Post Commitment Requirement
• Construction Loan Disclosure"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "The notice of servicing transfer document is missing from the loan file."	* Settlement date is different from note date (lvl 1) "Final CD reflects closing date as xx Notary's signature date on the Mortgage/Deed of Trust is xx Note date is xx."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	596
13182795	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$384.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,015.94	11.364%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx the subject mortgage was originated on xx The chain of assignments is completed. The loan is currently assigned with xx. No active judgments or liens have been found. Annual county taxes for xxxx have been paid off in the amount of xx. As per updated title report, no prior year taxes are delinquent.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which includes the P&I of $xxx.xx, which was applied to the due date of x/xx/xxxx. The current rate of interest is xx.xxx% and the current UPB is $xx,xxx.xx.	Collections Comments:The loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx (PITI), which includes the P&I of xx which was applied to the due date of xx. The current rate of interest is xx.xxx% and the current UPB is xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the review of latest servicing comment, the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: N/A Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes Variance: Variance %: Comment: No Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeds APR threshold of x.xxx% over by +x.xxx%. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. Further details not provided."	* Application Missing (lvl 2) "Final loan application /xxxx is missing from the loan file."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated."		Critical	Fail	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	765
92675407	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$923.32	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$512.28	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.112%	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2023	$85,635.24	Not Applicable	5.890%	$456.65	02/xx/2023	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx. The chain of assignments is complete. The current assignment is with xx. There are x state tax liens found against the subject property in the total amount of xx There is credit card judgment found against the borrower in favor of “xx" The xxxx annual county taxes were paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which includes the P&I of $xxx.xx, which was applied to the due date of xx/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xx,xxx.xx.	Collections Comments:Collections Comments: The current status of the loan is current.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx (PITI), which includes the P&I of xx which was applied to the due date of xx The current rate of interest is x.xxx% and the current UPB is xx.
The debtor (xx) filed bankruptcy under chapter-xx on xx and the plan was confirmed on xx The debtor was dismissed on xx and terminated on xx. The POC was filed on xx with the secured claim of xx with an arrearage of xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for the default is not available.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller tape data, the subject property is owner-occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) filed bankruptcy under chapter-xx on xx. The debtor was dismissed on xx and terminated on xx. The POC was filed on xx with the secured claim of xx with an arrearage of xx.	The modification agreement was made between the borrower "xx" with an effective date of xx. As per the modified terms, the unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of x.xxx% starting from xx and continuing until the new maturity date of xx. There is no deferred balance or forgiven principal amount.	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 8/xx/2021   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 5 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 80.000%   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 004321043332110000000000 Tape Value: 00465454333211000000 Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results do not show HPML failed."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "CE is moderate due to failure of TILA Finance Charge Test, and TILA Foreclosure Rescission Finance Charge Test." * ComplianceEase TILA Test Failed (lvl 2) "This loan failed the TILA finance charge test. The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xxx.xx. This loan failed the TILA foreclosure rescission finance charge test. The loan data is $xxx,xxx.xx and comparison data is $xxx,xxx.xx; hence, the variance is -$xxx.xx." * TIL not hand dated (lvl 2) "TIL is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	771
22437594	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$869.82	10.141%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of assignments has been completed. However, the current assignment is with xx. No active judgments/liens have been found in the updated title report against the borrower/subject property. County taxes for xxxx are exempt in the amount of $x.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history dated x/xx/xxxx, the loan is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the due date x/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xx,xxx.xx and current interest rate as per payment history is xx.xxx%.	Collections Comments:Currently, the loan is in bankruptcy.
As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx. The next due date is xx. Current UPB as of date reflected in the provided payment history is xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The debtor (xx).
As per schedule D under voluntary petition the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx therefore, the unsecured claim is in the amount of $x.xx.
The POC was filed on xx with the secured claim of xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) filed bankruptcy under chapter-xx on xx.
As per schedule D under voluntary petition the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx therefore, the unsecured claim is in the amount of $x.xx.
The POC was filed on xx with the secured claim of xx with an arrearage of xx.	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Performing   Variance:    Variance %:    Comment: Bankruptcy.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value date is N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Original balance (or lien amount) is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000111111111111 Tape Value: 000000000000000000000000 Variance: Variance %: Comment: Payment history is MMMMMMMMMMMMMM1111111111. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of x.xxx% by +x.xxx%. The loan meets the HPML compliance requirements of the escrow account and the delivery of the appraisal report. Further details not provided."	* Good Faith Estimate missing or unexecuted (lvl 2) "Final GFE is missing from the loan file."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx.xxx% exceeding the APR threshold of x.xxx% by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "Affiliated business disclosure is missing from the loan file."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	615
10936477	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$46.00	$1,290.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$854.16	10.386%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
The chain of assignments is incomplete; the current assignee is xx
The first installment of combined taxes for xxxx is paid on xx/xx/xxxx in the amount of $xxx.xx.
The second installment of combined taxes for xxxx is paid on xx/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.	Tape data shows that loan is current and the next due date is xx/xx/xxxx. Last payment date is unable to be determined. Tape data shows that the monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of $xx,xxx.xx. The rate will be changed as per adjustment of term agreement. (xx).	Collections Comments:Collections Comments: Currently, the loan is performing. Tape data shows that loan is current and the next due date is xx. Last payment date is unable to be determined. Tape data shows that the monthly P&I is in the amount of xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of xx. The rate will be changed as per adjustment of term agreement. (xx).
No information has been found regarding the forbearance plan.
As per Reconciliation report located at “xx“the current BPO  notes the subject to be in fair condition with xx in recommended repairs to add stucco to the exterior and for landscaping. Further details not provided.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MMMM00000000000000000000 Tape Value: 000XX0000000000000000000 Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of x.xxx% by x.xxx%. The loan meets the HPML compliance requirements of the escrow account. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan failed TILA Foreclosure Rescission Finance Charge test due to calculated finance charge $xxx,xxx.xx exceeds disclosed finance charge of $xxx,xxx.xx under disclosed by -$xx.xx.
This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation"
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Missing Appraisal (lvl 2)     "An appraisal report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "Right of Rescission document is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71653761	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$581.95	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$811.70	12.076%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/xx/2019	$90,362.92	$6,209.89	9.500%	$774.01	08/xx/2019	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx
There are x civil judgments open against the borrower; first one in the amount of xx.
There are x state criminal civil judgments open against the borrower in the amount of xx.
Combined taxes of xxxx are paid off in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found in the updated title report.	As per tape data of payment history dated x/xx/xxxx, the loan is performing. The date of the last payment received is not available. The next due date is x/xx/xxxx. The current UPB as per tape data is in the amount of $xx,xxx.xx, and the current interest rate as per tape data is x.xxx%.	Collections Comments:Currently, the loan is performing.
As per tape data of payment history dated xx the loan is performing. The date of the last payment received is not available. The next due date is xx. The current UPB as per tape data is in the amount of xx.
No information has been found regarding the forbearance plan.
Collection comment dated xx stated that the subject property was damaged, such as the roof. However, the collection comment dated xx shows the roof repairs are complete.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on xx. The new modified rate is x.xxx% and borrower promises to pay the P&I of xx. The new principal balance is xx. Lender has agreed to defer the amount of xx from the unpaid principal balance. The interest bearing amount is xx and the maturity date is xx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: Current value is N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value date is N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 3 (Days)   Variance %:    Comment: Doc date of last modification is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV (OLTV) is 82.598%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MMMM00000000000000000000 Tape Value: 000XX0000000000000000000 Variance: Variance %: Comment: Payment history string is MMMM00000000000000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (lvl 4) "Home is not affixed. As per the tape data the subject property type is a manufactured home. The appraisal report is missing from the loan file. Final title policy does not have incorporated ALTA x Endorsement with it. VIN# is not provided with the legal description of subject mortgage. Tax certificate attached with the updated title does not reflect separate assessment for land and building. However, there is no evidence found of affixation affidavit."	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at xx exceeding the APR threshold of x.xxx% by +x.xxx%. The subject loan is not escrowed. Further details not provided."
* Higher Price Mortgage Loan (lvl 3)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated xx exceeds APR threshold of x.xxx% over By +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is not escrowed."
* HUD-x Closing Statement missing or unsigned (lvl 3) "Final HUD-x is missing from the loan file. However, the points and fees were captured from the itemization available in the loan file and CE was run."	* Application Missing (lvl 2) "Final xxxx is missing from the loan file."
* ComplianceEase HOEPA Test Failed (lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan document type test due to the loan is a higher-priced mortgage loan and the document type of the loan is "No Documentation"."
* ComplianceEase State/Local Predatory Test Failed (lvl 2)     "This loan failed the NC rate spread home loan test:
NC RSHL Modified HMDA APR Threshold Exceeded due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over By +x.xxx%.
NC RSHL Conventional Mortgage Rate APR Threshold Exceeded due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over By +x.xxx%.
NC RSHL Average Prime Offer Rate APR Threshold Exceeded due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over By +x.xxx%."
* Missing Appraisal (lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "Right of rescission is missing from the loan file."		Critical	Fail	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10557439	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,241.46	Unavailable	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$867.39	11.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/xx/2019	$92,000.00	Not Applicable	3.750%	$540.94	12/xx/2019	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage originated on xx. The chain of assignments has been completed. The mortgage is currently assigned to xx. There are xx prior civil judgments found against the subject property in favor of “xx", which were recorded on different dates. The annual combined taxes for xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	As per the review of seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. Details of the last payment received are not available. As per tape, the current P&I is $xxx.xx and interest rate is x.xx%. The UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
As per the review of the seller’s tape data as of xx the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is xx and the interest rate is x.xx%. The UPB is xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated on this loan in the year xxxx, and as per the servicing comment dated xx the loan was approved to proceed with foreclosure. As per the servicing comment dated xx received a summons for foreclosure. However, as per the servicing comment dated xx the foreclosure has been put on hold due to modifications. No further details have been found.
As per the servicing comment dated xx the reason for default is excessive obligation.
No modification or forbearance details are available in the recent collection comments.
No evidence has been found regarding litigation or contested matters.
According to servicing comments dated xx the subject property suffered damages such as plumbing repairs. No further details have been found.
As per the servicing comment dated xx the subject property is owner-occupied.
As per the servicing comment dated xx the borrower’s income has been impacted due to the covid-19 pandemic, and the reason for default is excessive obligation.

Foreclosure Comments:The foreclosure was initiated on this loan in the year xxxx, and as per the servicing comment dated xx the loan was approved to proceed with foreclosure. As per the servicing comment dated xx received a summons for foreclosure. However, as per the servicing comment dated xx the foreclosure has been put on hold due to modifications. No further details have been found.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" with an effective date of xx shows the new modified unpaid principal balance is xx. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of x.xx% starting on xx and continuing until the new maturity date of xx. There is no deferred balance or principal forgiven amount.	Credit Application Missing Required State Disclosures	Field: Current Legal Status Loan Value: xx Tape Value: xx Comment: Performing Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 7 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: 100.681%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: MMMM10001111111111111111 Tape Value: 100XX0001111111111111111 Variance: Variance %: Comment: MMMM10001111111111111111 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results show that the loan has passed the higher-priced mortgage loan test; however, it failed the NC rate spread home test. Further details not provided."	* Application Missing (lvl 2) "The final xxxx application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (lvl 2)     "This loan failed the NC rate spread home loan test due to the calculated APR of  xx.xxx% and xx.xxx% exceeding the NC RSHL modified HMDA APR and the NC RSHL conventional mortgage rate APR threshold of  x.xxx% and x.xxx% over +x.xxx% and +x.xxx%, respectively.

This loan failed the DTI presumption test due to the debt-to-income ratio of the borrower was not provided as the final application is missing from the loan documents."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in North Carolina. The following state disclosures are missing in the loan file; x. Credit Property Insurance Disclosure x. Priority of Security Instrument Disclosure x. Attorney Selection Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	666
70789680	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$299.46	$6,967.79	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$934.16	2.750%	300	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	48.669%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with an original lender, “xx”. No active judgments or liens were found. The xst installment of city taxes for xxxx was paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is performing with the loan and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of x.xxx%. The current UPB is reflected in tape for the amount of xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per final application, the borrower was previously working at “xx". Currently, the borrower has been working at “xx” for x.x years.
The loan was originated on xx and the covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx Comment: Carr Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000210000000000000 Tape Value: 000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed debt opened prior to closing, and the resulting DTI is xx%. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrowers income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was under written by DU (xx) and its recommendation is “Accept” with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	739
18391982	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,185.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$656.02	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	21.304%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx the subject mortgage was originated on xx. The chain of assignment is not found. No active judgments or liens have been found against the borrower or subject property. The county annual taxes have been paid of xxxx in the amount of xx.	As per review of the payment history dated x/xx/xxxx, the loan is performing. The last payment was received in the amount of $xxx.xx on x/xx/xxxx which was applied for the due date x/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The loan is in performing.
As per review of the payment history dated xx the loan is performing. The last payment was received in the amount of xx. The next due date is xx. Current UPB as of date reflected in the provided payment history is xx.
No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found. As per Pacer, the borrower has not filed bankruptcy.
covid-19 and damage details are not available in recent collection comments.
As per the final xxxx, the borrower has been working at  xx. Job type and employment months are not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The subject loan was closed on xx Tape shows the loan is aged. Further details not provided." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	706
83033337	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,619.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,442.52	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.765%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx the subject mortgage was originated on xx. The chain of assignments is incomplete. The loan is currently with xx. No active liens or judgments have been found against the borrower or the property. Annual combined taxes for xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	As per review of the latest payment history as of x/xx/xxxx, the loan is current and the borrower has been making his monthly payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% and P&I is $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:The status of the loan is performing.
As per review of the latest payment history as of xx the loan is current and the borrower has been making his monthly payment. The next due date is xx. The current UPB reflected is in the amount of xx.

As per occupancy statement located at xx, the subject property is owner occupied.

The loan was originated on xx. covid-19 attestation is located at xx.

As per the final application, the borrower was a retired person receiving social security income and retirement.
No foreclosure activity has been found.

No details related to the bankruptcy have been found.

As per comment dated xx. the reason for default is excessive obligation.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000MMM000 Tape Value: 000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx The lender used SSI and pension-retirement income to qualify; however, the tape shows xx from his departure residence in xx. DTI is xx Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active." * Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. xx. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	764
98847305	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,567.14	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,291.08	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	25.660%	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2021	$247,162.68	Not Applicable	4.750%	$1,151.18	04/xx/2021	Financial Hardship	As per review of latest updated title report dated xx the subject mortgage was originated on xx.

The chain of assignment is incomplete. The loan is currently with xx.

No active liens and judgments have been found against the borrower and the property.
xst and xnd county taxes for xxxx have been due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
As per review of the latest payment history as of x/xx/xxxx, the loan is current and the borrower has been making his monthly payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% and P&I is $x,xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.
Collections Comments:The current status of the loan is performing
As per review of the latest payment history as of xx the loan is current and the borrower has been making his monthly payment. The next due date is xx. The current UPB reflected is in the amount of xx.
The comment dated xx shows that the subject property is owner occupied.

As per the final xxxx, the borrower is the owner of xx.

As per comment dated xx the borrower’s income was impacted by covid-19.  No further details have been found.

As per the collection comment dated xx the loan was modified on xx The new modified principal balance is not available. The new PITI is xx and the new interest rate is x.xx% for the xx-year term. However, the copy of the modification agreement is missing from the loan file.

No details related to the bankruptcy have been found.

As per the comment dated xx the foreclosure was initiated on the property in xxxx. As per the comment dated xx. the foreclosure was on hold due to loss mitigation. Further details not provided.
Foreclosure Comments:As per the comment dated xx the foreclosure was initiated on the property in xxxx. As per the comment dated xx the foreclosure was on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on xx with new modified UPB amount of xx. The borrower promises to make a monthly payment of xx with the rate of interest x.xxx%, beginning from xx till the maturity date of xx.	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000021120000000000000 Tape Value: 000000210000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows SE income miscalculation as a x-year history of receiving income is missing from the loan file. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is expired."
* ComplianceEase Exceptions Test Failed (lvl 2)     "This loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflects Points and Discount Fee is $x,xxx.xx. However, CD dated xx/xx/xxxx reflects Points and Discount Fee $x,xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Refinance case, originated on xx and the SOL of x year is expired."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2) "Initial escrow account disclosure is not signed by the borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
42177152	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,898.57	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,348.99	6.000%	120	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
The chain of assignment is incomplete. The loan is currently with xx
No active judgments or liens found against the borrower or subject property.
No prior year delinquent taxes have been found.

According to the tape data of payment history as of x/xx/xxxx, the borrower is performing with the loan, and the next due date is x/xx/xxxx. The date of the last payment received is unable to be determined. The current P&I is $x,xxx.xx, and the current PITI is $x,xxx.xx, with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to the tape data of payment history as of x/xx/xxxx, the borrower is performing with the loan, and the next due date is x/xx/xxxx.The current UPB reflected as per the payment history is $xxx,xxx.xx.
The loan is in performing. No modification and forbearance details are available in recent collection comments.
No foreclosure activity has been found.
As per Pacer, the borrower has not borrower has not filed bankruptcy.
No details found about covid-19 and damage in recent collection comments.
Final application is missing. Hence, unable to confirm the current employment details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider
Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Flood Certificate
Initial 1003_Application
Missing Dicsloures
Notice of Servicing Transfer
Origination Appraisal	Field: Borrower Last Name Loan Value: xx Tape Value: xx IRA 0 |---| |----| Comment: As per note. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMM000000MMMMMMMMMMMM   Tape Value: 00000000000065XXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Purchase   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows loan documents are missing and origination data could not be verified. Further details not provided."	* Application Missing (lvl 2) "Final xxxx is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (lvl 2)     "The subject loan is NOO. Tape shows that income documents are missing from the loan file. ATR could not be verified. Further details not provided. Lender defect. The subject loan originated on xx
* Final TIL Missing or Not Executed (lvl 2)     "Final TIL is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "Initial TIL is missing from the loan documents."
* Intent to Proceed Missing  (lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing Appraisal (lvl 2)     "Appraisal report is missing from the loan documents."
* Missing flood cert (lvl 2)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial xxxx_Application (lvl 2)     "Initial xxxx is missing from the loan documents."
* Missing required x-x family rider (lvl 2)     "x-x family rider is missing from the loan file."
* Missing Required Disclosures (lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "The affiliated business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2728249	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,841.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,348.99	6.000%	120	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	Unavailable	Investor	No	Not Applicable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
The chain of assignments is incomplete. The loan is currently assigned with xx.
No active judgments or liens have been found.
Annual county taxes for xxxx have been paid off in the amount of $x,xxx.xx on x/xx/xxxx.
As per updated title report, no prior year taxes are delinquent.
As per review of the payment history dated x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the due date x/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The loan is performing.
As per review of the payment history dated x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The borrower’s employment details are not available.
As per the review of latest servicing comment, the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Affiliated Business Disclosure Credit Application Flood Certificate HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing or error on the Rate Lock Origination Appraisal	Field: Did a Modification Change Note Terms? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000044321MMMMMMM   Tape Value: 00000000000065XXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Purchase   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (lvl 3) "The final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "The tape shows missing loan documents, compliance, and origination data. The loan file also reflects the same."
* Missing Appraisal (lvl 3) "Appraisal report is missing from the loan documents."	* Application Missing (lvl 2) "Final application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is missing from the loan documents"
* Missing flood cert (lvl 2)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement is missing from the loan documents."
* Missing required x-x family rider (lvl 2)     "x-x family rider is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "The affiliated business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
9612442	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,017.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$861.22	2.615%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	38.438%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx, the subject mortgage was originated on xx

The chain of assignment is incomplete. The loan is currently with xx.

No active liens and judgments have been found against the borrower and the property.
xst and xnd county taxes for xxxx have been paid in the amount of $ x,xxx.xx.
No prior year’s delinquent taxes have been found.
As per review of the latest payment history as of x/xx/xxxx, the loan is current and the borrower has been making his monthly payment. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% and P&I is $xxx.xx for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
As per review of the latest payment history as of x/xx/xxxx, the loan is current and the borrower has been making his monthly payment. The next due date is x/xx/xxxx. The current UPB reflected is in the amount of $xxx,xxx.xx.

As per the final xxxx, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 85.880%   Tape Value: 68.320%   Variance: 17.560%   Variance %: 17.56000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000M000000000000000000   Tape Value: 000000000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan approved at xx.xx%. Tape reflects revised DTI at xx.xxx% and details for the increased DTI is not available. Lender defect. The subject loan originated on xx and the x-year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. The tape shows the PIW obtained on the loan was invalidated. Further details not provided. A Zillow search shows an estimated value of $xxxK. The current UPB is $xxx,xxx.xx."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable	Unavailable	Unavailable	Unavailable
50740859	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,834.57	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,773.60	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	39.194%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated xx/xx/xxxx the subject mortgage was originated on xx. The chain of assignment is not found. The combined taxes for xxxx have been paid in the total amount of $x,xxx.xx on xx/xx/xxxx, xx/xx/xxxx and x/xx/xxxx. The combined taxes were due in the amount of $ x,xxx.xx, which were good through xx/xx/xxxx. There is one state tax lien in the favor ofxx. There is one active credit card judgment against the borrower in the favor of xx No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is performing with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and current PITI is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per tape data is $xxx,xxx.xx.	Collections Comments:According to the payment history as of x/xx/xxxx, the borrower is performing with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per tape data is $xxx,xxx.xx. The loan is in performing. No modification and forbearance details are available in recent collection comments. No foreclosure activity has been found. As per Pacer, the borrower has not filed bankruptcy. No details found regarding covid-19 and damage. As per the final xxxx, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000MM00000000M Tape Value: 0001000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO and was approved at xx%. Tape shows the lender used a x-year tax return instead of the required x-year, and the revised DTI is xx%. Further details not provided. Lender defect. The subject loan originated on xx Downgrade to lvl 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	729
82330143	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,805.91	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	48.605%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignment is not completed as the subject mortgage is currently assigned to xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
No taxes have been found in the updated title report.	As per review of the payment history dated x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the due date x/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Currently, the loan is collection.
As per review of the payment history dated x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per xxxx, the borrower has been working at xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: 100000000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "The tape shows that the value was not supported by the appraisal. The review of the appraisal report shows that the comps selected are not similar to the subject property in terms of actual age, GLA, and heating/cooling source. Also, there is no comparable sale used in the subject project. The subject property is valued at xx A Realtor search shows an estimated value of xx The current UPB is $xxx,xxx.xx. Elevated for client review."	* Loan does not conform to program guidelines (lvl 3) "Value was not supported by the appraisal"											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95409469	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,493.52	4.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	02/xx/2015	$304,496.26	Not Applicable	4.750%	$1,405.12	04/xx/2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx
The chain of assignments is incomplete; the current assignee is xx
There is judgment found against the subject borrower in favor of xx
The taxes are to follow.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
The occupancy of the subject property is unable to be determined.
No information has been found related to damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower xx and lender xx with an effective date of xx shows the new modified unpaid principal balance is xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on xx, which will get changed in xx steps until the new maturity date of xx. The rate will change in xx steps which end with xx There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Mortgage Insurance
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 00000000000000000000   Variance:    Variance %:    Comment: MMMMMMMMMMMMMMMMMMMMMM00   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the subject loan is a non-compliant HPML loan. Infinity compliance results does not show that the loan failed the higher-priced mortgage loan test. However, the tape shows the loan is a non-compliant HPML. Further details not provided."	* Application Missing (lvl 2) "The final xxxx application is missing from the loan documents."
* ComplianceEase TILA Test Failed (lvl 2)     "TILA APR Test is fail.
Loan data is x.xxx% and comparison data is x.xxx%. Hence, the variance is -x.xxx%. Final TIL is missing from the loan file."
* Final TIL Missing or Not Executed (lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "The initial truth in lending disclosure is missing from the loan files."
* MI, FHA or MIC missing and required (lvl 2)     "The loan is FHA. The required mortgage insurance certificate is missing from the loan documents"
* Missing Appraisal (lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in VA. The following state disclosures are missing in the loan file;
x. Choice of Settlement Agent Disclosure
x. Copy of Appraisal or Statement of Appraised Value"
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "The right of rescission document is missing from the loan files."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70016854	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,619.15	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$443.91	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	43.798%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender xx
No active judgments or liens were found.
The xxxx county annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xxxx school annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xxxx other annual taxes were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the tape data, the subject property has been occupied by owner.
As per the final xxxx application, the borrower was previously working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (lvl 4) "The seller shows a compliance flag as the subject loan failed to meet the state or local guidelines. The Infinity CE report also failed the "TX Constitution Ax required fees test."	* Intent to Proceed Missing (lvl 3) "The borrower's intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock provided expired on xx and the loan closed on xx No lock extension found."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xxx%. Tape shows the documentation supporting the commission of debts is missing and the revised DTI is xx.xx%. Further details not provided. BWR has been xXxx since inception. Lender defect. The subject loan was originated on xx and the x-year SOL is active"
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower's income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57973382	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,180.57	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,262.09	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	44.194%	First	Final policy	Not Applicable	Not Applicable	01/xx/2016	$220,257.16	$66,077.15	3.625%	$608.89	03/xx/2016	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx The chain of assignments is incomplete; the current assignee is xx There are x credit card judgments found against the subject borrower in the total amount of $xx,xxx.xx filed by different plaintiffs & recorded on xx/xx/xxxx & xx/xx/xxxx. The xxxx county annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The reason for default is not available.
The foreclosure was initiated on this loan in xxxx, and the Lis Pendens was filed on xx. However, the foreclosure case has been dismissed on the xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the property inspection report dated xx/xx/xxxx located at xx, the subject property has minor damages, where debris of shutter and wood panels are sitting on the side of the house. Additionally, it appears that sand construction is piled up in front of the house along with a roll of steel wire, and the estimated cost of repairs is under $x,xxx.xx. As per the servicing comment dated xx/xx/xxxx, show no damages at present. The borrower states repairs were completed x years ago. No further details were provided.
The occupancy of the subject property is unable to be determined.
Foreclosure Comments:The foreclosure was initiated on this loan in xxxx, and the Lis Pendens located at xx. However, the foreclosure case has been dismissed on the xx. No evidence is available in the latest xx-month servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	This modification agreement made between the borrower xx and lender xx with an effective date of xx shows the new modified unpaid principal balance is xx out of which xx is the interest-bearing amount and the deferred amount is xx The modified monthly P&I is xx with a modified interest rate of xx starting on xx and continuing until the new maturity date of xx There is no principal forgiven amount.	Missing Required State Disclosures	Field: Current Occupancy Loan Value: Unavailable Tape Value: Owner (or Former): Primary Home |---| |----| Comment: Unavailable Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 20 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1262.09   Tape Value: $980.35   Variance: $281.74   Variance %: 28.73871%   Comment: $1,262.09   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.50000%   Tape Value: 3.63000%   Variance: 3.87000%   Variance %: 3.87000%   Comment: 7.50000%   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Required State Disclosures (lvl 2) "The subject property is located in Florida. The following state disclosures are missing in the loan file; x. Insurance Sales Disclosure"		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18091860	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,169.89	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$612.96	Unavailable	10.800%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	No	14.073%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The assignment chain has not been completed. The current mortgage is with xx
There is an active prior mortgage against the subject property in favor of xx. However, this prior mortgage is not showing in schedule-B of the final title policy as an exception, and no pay off is found in the final HUD-x for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx/xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $xxx.xx with an interest rate of xx.xxx %. The current UPB is reflected on tape in the amount of $xx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $xxx.xx with an interest rate of xx.xxx %. The current UPB is reflected on tape in the amount of $xx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per final application, the borrower has been working at xx
The loan was originated on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower First Name Loan Value: xx Value: xx |---| |----| Comment: xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $753.57   Variance:    Variance %:    Comment: Alt + U   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (lvl 3) "Final HUD-x is missing from the loan documents."	* Good Faith Estimate missing or unexecuted (lvl 2) "Final GFE is missing from the loan documents."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in the California. The following state disclosures are missing in the loan file;
x. Impound Account Disclosure
x. Cosigner Notice
x. Private Mortgage Insurance Disclosure
x. Hazard Insurance Disclosure
x. Insurer Recommendation Disclosure
x. Anti-Tying Disclosure
x. Privacy Notice
x. Notice of Right to Copy of Appraisal
x. Application for Credit-Married Persons
xx. Fair Debt Collection Notice
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Note has LIBOR Index with Replacement Clause (lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Servicing transfer is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "Affiliated business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63059340	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,365.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,227.17	6.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	69.978%	First	Unavailable	Not Applicable	Not Applicable	01/xx/2011	$530,100.72	Not Applicable	2.375%	$1,756.55	01/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, shows that the subject mortgage was originated on xx
The chain of assignments is incomplete; the current assignee xx
There is an active junior mortgage against the subject property in favor of xx
No active liens and judgments have been found against the borrower and subject property.
The town taxes for xxxx (xst, xnd and xrd installments) are paid off  in the total amount of $x,xxx.xx.
The town taxes for xxxx (xth installment) are due  in the total amount of $x,xxx.xx.
The town taxes for xxxx (xst & xnd installments) are due  in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is unemployment due to covid-19.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
As per comment dated xx/xx/xxxx, the borrower is active on forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
As per servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19 pandemic. As per comment dated xx/xx/xxxx, the borrower is active on forbearance plan.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement made between the borrower "xx" and lender "xx" with an effective date of xx shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount. The modified monthly P&I of xx with a modified interest rate of xx starting on xx which will get changed in x steps until the new maturity date of xx The rate will change in x steps which end with xx There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Final Truth in Lending Discl. Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Davis   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $6223.61   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $3227.17   Tape Value: $3416.76   Variance: $-189.59   Variance %: -5.54882%   Comment: $3,227.17   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.62500%   Tape Value: 4.50000%   Variance: 2.12500%   Variance %: 2.12500%   Comment: 6.6250%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (lvl 2) "This loan failed the prohibited fees test due to fees charge $xxx.xx fee threshold $x.xx over by $xxx.xx.

The below fees was included.

Application Fee paid by Borrower: $xxx.xx"
* ComplianceEase TILA Test Failed (lvl 2)     "This loan failed the TILA APR test due to the annual percentage rate (APR) is x.xxx%. The disclosed APR of x.xxx% is not considered accurate because it is more than
x/x of x percentage point above or below the APR as determined in accordance with the actuarial method."
* CreditRpt - Missing updated credit report (lvl 2)     "The Credit report is missing from the loan documents."
* Final TIL Missing or Not Executed (lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in New Jersey. The following state disclosures are missing in the loan file;
x. NJ Application Disclosure.
x. Delivery Fee Authorization.
x. NJ Attorney Disclosure.
x. Unacceptability of Insurance Notice.
x. Attorney Disclosure II.
x. Tax Bill Information.
x. Private Well Testing.
x. Lock-In Agreement.
x. Commitment Disclosures.
xx. Choice of Insurer Disclosure.
xx. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 2)     "Affiliated business disclosure is unexecuted from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98697145	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$5,837.00	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	No	xx	Not Applicable	$1,160.59	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	78.605%	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2011	$170,732.28	$51,219.68	2.000%	$361.91	05/xx/2011	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
The chain of assignments is incomplete; the current assignee is xx
There is water/sewer/utilities lien found against the subject property in favor of xx. The subject property is located in PA which is a super lien state and the aforementioned unpaid liens may cause the subject property to go into foreclosure. It can be cured by paying off the above non paid lien.
There is UCC lien found against the subject property in favor of xx
The taxes are to follow.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
The borrower filed for bankruptcy under Chapter xx with xx. The borrower was discharged on xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
As per the tape data, the servicer provided deferred payments in the amount of $xx,xxx.xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. As per voluntary petition schedule D xx the amount of claim without deducting the value of the collateral is xxand the value of the collateral is xx. Hence, the unsecured portion is $x.xx. The POC xx for the secured claim amount of $xxx,xxx.xx and the amount of arrearage is $xxx.xx. The amended chapter xx xx. The borrower has promised to make monthly mortgage payment in the amount of $xx.xx per month for xx months to the trustee under the chapter xx plan. The plan reflects arrearage for subject loan totals $xxx.xx and debtor has committed to pay directly of $xxx.xx the arrearage. The borrower was discharged on xx. The date of last filing bankruptcy was xx. No more evidence is available regarding current bankruptcy status.	The step modification agreement signed between the borrower "xx" and lender "xx with an effective date of xx shows the new modified unpaid principal balance is xx out of which xx is interest bearing amount and deferred amount is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on xx which will get changed in xx steps until the new maturity date of xx The rate will change in xx steps which end with xx There is no principal forgiven amount.	Field: Bankruptcy Filing Date Loan Value: xx Tape Value: xx |---| -30 (Days) |----| Comment: xx Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Performing   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 116 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1160.59   Tape Value: $1181.97   Variance: $-21.38   Variance %: -1.80884%   Comment: $1,160.59   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.75000%   Tape Value: 4.86000%   Variance: 2.89000%   Variance %: 2.89000%   Comment: 7.75000%   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39976629	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,592.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,528.83	7.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	40.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.979%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.375%	$954.80	Unavailable	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx The chain of assignment is incomplete. The current assignment is with lender xx. However, it should be with xx No active liens and judgments have been found. The first installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of combined taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which includes the P&I of $xxx.xx, which was applied to the due date of x/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.	Collections Comments:Collections Comments: The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which includes the P&I of $xxx.xx, which was applied to the due date of x/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional ARM rate mortgage originated on xx with P&I of xx with the rate of interest xx and a maturity date of xx The P&I as per payment history is the xx and rate of interest is xx There is a reduction in interest rates with respect to note data. However, the modification agreement is missing from the loan file. The tape data indicates the latest modification was made on xx We have mortgage notice in the file which is located at xx	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $638.79   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Modification missing in loan file.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1528.83   Tape Value: $1538.39   Variance: $-9.56   Variance %: -0.62142%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.62500%   Tape Value: 4.38000%   Variance: 3.24500%   Variance %: 3.24500%   Comment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	580
57431455	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,559.28	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$979.42	6.875%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2015	$153,437.81	$2,966.04	6.875%	$988.68	08/xx/2015	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
The chain of assignment is not complete. Currently, the loan is with the lender, xx
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
As per comment dated x/xx/xxxx, RFD was excessive obligations.
As per comment dated x/xx/xxxx, the subject property is occupied by the owner.
According to the PACER, the borrower xx
No damages have been reported.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx. The POC was filed on xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is $xx,xxx.xx. There is no comment indicating a cram down. The case was dismissed on xx	The modification agreement was made between the lender and borrower on xx As per the modified term, the new principal balance is xx The borrower promises to pay xx monthly with a modified interest rate of xx beginning on xx with a maturity date of xx
As per the modification agreement made on xx located at xx

Affiliated Business Disclosure Mortgage Insurance Notice of Servicing Transfer	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $2966.04   Tape Value: $5932.08   Variance: $-2966.04   Variance %: -50.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $979.42   Tape Value: $1409.54   Variance: $-430.12   Variance %: -30.51491%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 6.87500% Tape Value: 6.88000% Variance: -0.00500% Variance %: -0.00500% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* MI, FHA or MIC missing and required (lvl 2) "The loan is FHA. However, MI certificate is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92759643	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,601.76	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$3,299.80	11.000%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	14.094%	First	Final policy	Not Applicable	Not Applicable	07/xx/2020	$381,994.55	Not Applicable	4.000%	$1,676.91	07/xx/2020	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx The chain of assignments is not completed. The current assignment is with xx. However, it should be with xx There are eight IRS liens against the borrowers in favor of the Department of the Treasury-IRS for the amount of xx There is a civil judgment against the borrower in favor of xx No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI of $x,xxx.xx, which included the P&I of $x,xxx.xx and it was applied to the due date of x/xx/xxxx. The current rate of interest is x.xx% and the current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is in collection.
According to the payment history as of x/xx/xxxx, the borrower has been delinquent with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
The loan was modified on xx
As per the inspection report dated x/xx/xxxx located at xx, the subject property was occupied by the owner. No damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower xx, and the plan was confirmed on xx. The POC was filed by the creditor xx. As per the order confirming the Chapter xx plan the debtor was supposed to pay to the trustee in the amount of $x,xxx.xx for the period of x-xx months and for months xx-xx for the amount of $x,xxx.xx to the trustee. Schedule D in the voluntary petition shows the value of the property is $xxx,xxx.xx and the amount of claim is xx. No comment has been found indicating a cram-down. The debtor was dismissed on xx	The step modification agreement was made on xx between the borrowers “xx and lender xx”. The interest bearing principal Balance is xx with an interest rate of xx which steps up in x steps ending at xx The new principal balance is xx The borrower promises to pay the monthly P&I of xx beginning from xx and the maturity is dated xx	Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Prepayment Penalty Rider	Field: Bankruptcy Filing Date Loan Value: xx Tape Value: xx |---| -234 (Days) |----| Comment: The BK was filed on xx Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The borrower first name is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment: The borrower is one month delinquent with the loan.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 1675 (Days)   Variance %:    Comment: The latest mod was modified on xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: The mod consist of 3 steps.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $3299.80   Tape Value: $2472.06   Variance: $827.74   Variance %: 33.48381%   Comment: The P&I per note is $3,299.80.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 11.00000% Tape Value: 4.00000% Variance: 7.00000% Variance %: 7.00000% Comment: The rate of interest per note is 11.00%. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (lvl 3) "A lost-note affidavit dated x/xx/xxxx found at xx shows that the original note was misplaced, lost or destroyed. A duplicate copy of note is also located in the same file."	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in Florida. The following state disclosures are missing from the loan file.
x. Anti-Coercion Notice
x. Title Insurance Disclosure
x. Insurance Sales Disclosure"
* Operative index value is unable to confirm (lvl 2)     "Unable to determine an operative index value since the supportive documents are missing from the loan file."
* Prepayment Rider Missing (lvl 2)     "Prepayment rider is missing from the loan file."
* ROR not hand dated by borrower(s) (lvl 2)     "ROR is not hand dated by the borrowers."
																																																																																								* TIL not hand dated (lvl 2) "Final TIL is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	505
56133881	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,613.06	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	44.525%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is no chain of assignment as the subject mortgage is with the original lenderxx No active judgments or liens have been found against the subject property and borrower. The tax status is to follow.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $x,xxx,xxx.xx.	Collections Comments:Collections Comments: The current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $x,xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been the owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Current Servicer (Enumerated) Loan Value: * Other / Not In List * Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds xx% (lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $xx,xxx.xx. The loan was underwritten by DU xx, and its recommendation is "Approve/Ineligible" with a DTI of xx.xx%."	* Compliance Testing (lvl 3) "The tape shows that the loan failed to satisfy the x-day waiting period before proving a corrected CD at least x business days prior to consummation. Further details not provided. The subject loan is a refinance, originated on xx and the SOL is active."
* ComplianceEase Exceptions Test Failed (lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xx,xxx.xx. The following fees were included in the test: Administration Fee paid by Borrower: $xxx.xx Loan Origination Fee paid by Borrower: $xx,xxx.xx Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx Processing Fee paid by Borrower: $xxx.xx Underwriting Fee paid by Borrower: $x,xxx.xx Warehousing Fee paid by Borrower: $xxx.xx Wire Transfer Fee paid by Borrower: $xx.xx."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "The loan failed charges that cannot increase the x% tolerance test. The loan estimate dated x/xx/xxxx reflects points - loan discount fee at $xx,xxx.xx. However, the final CD dated xx reflects points - loan discount fee at $xx,xxx.xx. This is an increase in the fee of $xx,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case; it originated on xx and the SOL is x years."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	722
76003	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$231.65	$1,012.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,629.99	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender, xx
No active judgments or liens were found.
The xnd installment of county tax for the year xxxx has been delinquent in the amount of $xxx.xx, which was good through xx/xx/xxxx.
The xst installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
The xrd installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
The xth installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. The current UPB is reflected on tape in the amount of $xxx,xxx.xx.	Collections Comments:The current status of the loan is current. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx %. The current UPB is reflected on tape in the amount of $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
The reason for default is unable to be determined.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
No comments have been found stating the borrower’s income was impacted by covid-19.
The borrower's employment details are not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Missing or error on the Rate Lock Note Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Final 1003 is missing. Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx  Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: Unavailable Tape Value: 29.904% Variance: Variance %: Comment: Final 1003 is missing. Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (lvl 4) "Note and lost note affidavit are missing from the loan documents. The loan has not been modified since origination."	* Application Missing (lvl 3) "Final xxxx application is missing from the loan file." * HUD-x Closing Statement missing or unsigned (lvl 3) "Final closing disclosure is missing from the loan file." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Transmittal (xxxx) is Missing (lvl 3) "Transmittal summary xxxx is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO. Tape shows that the stability of BWR's SE income, capacity to repay the subject mortgage, and all other monthly obligations were not established. DTI is xx.xx%. FICO is xxx. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. Downgraded to lvl 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	726
88953759	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,795.47	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,464.75	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx The chain of the assignments has not been provided. However, the current assignment is with an original lender xx No active judgments or liens were found. The xst installment of county taxes for xxxx is paid in the total amount of $x,xxx.xx on xx/xx/xxxx. The xnd installment of county taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been working at xx
The loan was originated on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 27 Tape Value: 30 |---| -3 |----| -10.00000% Comment: NA Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: $391.00 Variance %: 0.06063% Comment: NA Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the revised loan estimate delivery date and changed circumstances date test as revised LE dated xx was electronically signed on xx COC is available on xx
Subject loan is Refinance case, originated on xx and the x year SOL is active."
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "In VA IRRRL streamline refinance loans, there should be a waiting period, or gap, of xxx days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that in total cannot increase more than xx% tolerance test. LE dated xx reflects Recording Fee at $xx.xx. However, final CD dated xx reflects Recording Fee at $xxx.xx. This is a cumulative increase of $xxx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents.

Loan failed charges that Lender credits that cannot decrease test. LE dated xx reflects Lender credits at $x,xxx.xx. However, final CD dated xx reflects Lender credits at $x,xxx.xx. This is decrease of $xxx.xx for charges that cannot decrease test. COC for decrease in fee is missing from the loan documents.

Subject loan is Refinance case, originated on xx

																																																																																								Exception downgraded to level x as x year SOL has been expired."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	730
75575022	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,421.37	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$764.88	3.375%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	21.834%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
The chain of the assignments has not been provided. However, the current assignee is xx
No active judgments or liens found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx
No prior year’s delinquent taxes have been found.	As per the review of the updated payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 18 Tape Value: 21 |---| -3 |----| -14.28571% Comment: Age of loan as 18. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value:    Variance:    Variance %:    Comment: Borrower #1 middle name as xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Shepperd   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (lvl 3)     "Loan failed lender originator total net income test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
VA Funding Fee $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx
Rate Lock Fee paid by Borrower: $xxx.xx
Total Lender Credits -$xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at $xxx.xx.
Loan estimate dated xx does not reflect loan origination fee. However, CD dated xx reflects loan origination fee at $x,xxx.xx.
Loan estimate dated xx does not reflect rate lock fee. However, CD dated xx reflects rate lock fee at $xxx.xx.
This is a cumulative increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the x year SOL is active."
* Loan does not conform to program guidelines (lvl 3)     "In VA cash-out refinance loans, there should be a waiting period, or gap, of xxx days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33469712	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,053.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,319.49	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	750	44.050%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
 The chain of the assignments has not been provided. However, the current assignment is with an original lender xx
There is an active prior mortgage against the subject property in favor ofxx. No recorded copy of release or satisfaction has been found in the updated title report.
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx-xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per final xxxx, the borrower is on disability for x years. Currently, the borrower joined at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -16.66666% Comment: Note reflects age of loan as 10 months. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value:    Variance:    Variance %:    Comment: Note reflects borrower #1 middle name xx    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: The borrower's income is $5,116.44 & monthly expenses are $2,253.78. DTI is 44.050%.   Tape Source: Initial   Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the revised closing disclosure delivery date test (no waiting period required) due to the revised closing disclosure #x dated xx The document tracker is missing, and x business days were added to get the receipt date of xx which is after the consummation date of xx
* ComplianceEase TILA Test Failed (lvl 3)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the post-consummation CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under-disclosed amount of $xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a refinance case; it originated on xx and the SOL is x years.

The loan failed the TILA foreclosure rescission finance charge test due to the TILA finance charge disclosed on the post-consummation CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under-disclosed amount of $xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

TILA post-consummation revised closing disclosure finance charge test due to the TILA finance charge disclosed on the post-consummation CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under-disclosed amount of $xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

TILA post-consummation revised closing disclosure foreclosure rescission finance charge test due to the TILA finance charge disclosed on the post-consummation CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under-disclosed amount of $xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "The loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx reflects a points - loan discount fee at $x,xxx.xx. However, the post-consummation CD dated xx reflects the points - loan discount fee at $x,xxx.xx. This is an increase in the fee of $xx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case; it originated on xx and the SOL is x years."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceeds the fee threshold of $x,xxx.xx over by +$x,xxx.xx. The below fees were included in the test: Administration Fee paid by Borrower: $x,xxx.xx Mortgage Broker Fee (Indirect) $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
 Loan fails qualified mortgage lending policy points and fees test  due to fees charged of $x,xxx.xx exceeds the fee threshold of $x,xxx.xx over by +$x,xxx.xx. The below fees were included in the test: Administration Fee paid by Borrower: $x,xxx.xx Mortgage Broker Fee (Indirect) $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWR was not employed as of xx/xx/xxxx, and the revised monthly income of $x,xxx.xx may push DTI to xx.xx%. Further details not provided. BWR defect. The subject loan originated on xx
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by DU xx, and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	730
1044203	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,926.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,025.99	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	44.579%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first, and second installments for xxxx-xx city taxes are due in the total amount of $xxxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Borrower DTI Ratio Percent is xx Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000   Tape Value: 00000000000NNNNNNNNNNNNN   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 349 Tape Value: 352 Variance: -3 Variance %: -0.85227% Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject loan was approved at xx.xx%. The tape shows miscalculation of rental income. Leases were provided but not claimed on tax returns. Revised DTI is xx.xx%. Lender defect. Subject loan originated on xx and the x year SOL is active."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Appraisal report in the loan file is "As Is". The photo addendum of the subject property shows the deck appears to be a safety hazard and is in need of repair and the side of the subject property needs to be cleared out. Appraisal report does not reflects cost to cure the work. Updated xxxxD/Completion report is missing from the loan documents. Also, the final CD reflects repairs payable at closing in the amount of $xx,xxx.xx but no note of damage cured."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4164234	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,121.15	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,547.93	4.875%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	741	Not Applicable	41.499%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installments of county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final xxxx, the borrower receives social security, pension, xx
As per the appraisal report dated x/xx/xxxx, which is located at xx, the exterior wood panel siding on the main level and garage has various areas of loose and peeling paint. The second level of the home has faux wood shake siding made of hardboard, and there are holes and areas of decay on this siding on the rear of the home that need to be repaired or replaced. There is a freestanding wood deck not valued in the report but included in the photos. It appears it was built around an above-grade pool that was removed. The deck needs to be removed as it is currently a safety hazard, or repairs by adding rail around the curved open side could be installed if the borrower prefers. An estimated cost to cure the above items is $x,xxx.xx. The xxxxD, which is located at xx, only reflects the shutter with peeling paint removed. No details have been found regarding the completion of the other repairs. CCs do not show damages.
As per the comment dated xx/xx/xxxx, the subject property is owner occupied and the borrower intends to keep the property.
As per the comment dated xx/xx/xxxx, the reason for default is payment dispute. Further details not provided. The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.499% Tape Value: 41.500% |---| -0.001% |----| -0.00100% Comment: As per DU, calculated DTI is 41.499%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000120000000   Tape Value: 00010000000NNNNNNNNNNNNN   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 348 Tape Value: 349 Variance: -1 Variance %: -0.28653% Comment: Stated remaining term is '348'. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "As per the appraisal report dated x/xx/xxxx, which is located at xx, the exterior wood panel siding on the main level and garage has various areas of loose and peeling paint. The second level of the home has faux wood shake siding made of hardboard, and there are holes and areas of decay on this siding on the rear of the home that need to be repaired or replaced. There is a freestanding wood deck not valued in the report but included in the photos. It appears it was built around an above-grade pool that was removed. The deck needs to be removed as it is currently a safety hazard, or repairs by adding rail around the curved open side could be installed if the borrower prefers. An estimated cost to cure the above items is $x,xxx.xx. The xxxxD, which is located at xx, only reflects the shutter with peeling paint removed and a gate at the pool. File does not show removal of the deck from the appraisal as should be reasonably required based on the appraisal pictures."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (lvl 3)     "TILA foreclosure rescission finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -$xx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing.
Subject loan is a refinance, originated on xx and the SOL is x-years."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test and charges that in total cannot increase more than xx% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than x business days from initial application date xx
Subject loan is a refinance, originated on xx and the SOL is x-years."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows the loan did not meet the seasoning requirement. The loan is current and is performing."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8773023	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,633.55	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$807.87	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	691	779	44.574%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There are x prior memorandum of judgments found against the borrower in favor of same plaintiff xx The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is xx/xx/xxxx. The P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.574% Tape Value: 44.570% |---| 0.004% |----| 0.00400% Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000010000 Tape Value: 0000000000000NNNNNNNNNNN Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. The tape shows the lender miscalculated BWRx SE income, and the revised monthly income of $x,xxx.xx resulted in a DTI of xx.xx%. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has been SE since x years, FICO xxx, xXxx since inception, and $xxK equity in the subject."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	776
34938994	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,968.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,655.46	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	794	790	40.892%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx No active judgments and liens have been found. The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which includes the P&I of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
As per the application, the borrower has been receiving income from social security.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.892% Tape Value: 41.000% |---| -0.108% |----| -0.10800% Comment: The DTI is 40.892%. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00000000000000 Tape Value: 00000000000000NNNNNNNNNN Variance: Variance %: Comment: The PH string is 0MMMMMMMM000000. Tape Source: Initial Tape Type: Field: Stated Remaining Term Loan Value: 347 Tape Value: 348 Variance: -1 Variance %: -0.28735% Comment: The total remaining months are 347. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject was approved at xx%. The tape shows that the revised DTI of xx.xx%. Further details were not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR's receives SSI/Pension income of $xx,xxx.xx, FICO xxx and $xxK equity in the subject."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed." * ComplianceEase TILA Test Failed (lvl 2) "This loan failed the revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. The subject loan is a purchase case that originated on xx and the x-year SOL is expired."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	783
23778995	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,025.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$658.33	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	724	Not Applicable	21.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens and judgments have been found.
The second installment of county taxes for xxxx is due on xx/xx/xxxx in the amount of $xxxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.x (PITI) and was applied to the due date of x/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been the owner ofxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $xx   Tape Value: $xx   Variance: $-xx   Variance %: -32.75862%   Comment: 1008 reflects appraisal value is $xx.000.00.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000100000000   Tape Value: 000000000000100000000NNN   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 339 Tape Value: 342 Variance: -3 Variance %: -0.87719% Comment: Stated remaining term is 339. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Tape shows Fannie did not like appraisal. New appraisal x/xx/xxxx done after renovations/upgrades to property. Fannie would not accept a new appraisal due to upgrades post-closing. xx search shows estimated value of $xxx,xxx. Current UPB is $xx,xxx.xx."
* Missing Appraisal (lvl 3)     "Appraisal report prior to closing is missing from the loan document. However, the post-closing appraisal report is available in the loan documents and can be located at xx.  search shows estimated value of $xxx,xxx. Current UPB is $xx,xxx.xx."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90783964	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,179.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,968.48	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	732	738	44.297%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is no chain of assignment. Currently, the loan is with the original lender, xx There are three prior judgments in favor of different plaintiffs, which were recorded on different dates in the total amount of $xx,xxx.xx. However, the defendant’s date of birth mentioned on the supporting documents does not match the subject borrower’s DOB. The annual installments of combined taxes for xxxx are due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the comment dated xx/xx/xxxx, the subject property was damaged, and the DOL is xx/xx/xxxx. However, the type of damage is not available in the collection comments. The borrower received a claim check in the amount of xx No comments have been found regarding the completion of the repairs.
As per the final xxxx, the borrower was previously working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects, borrower #1 middle name is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.297%   Tape Value: 44.700%   Variance: -0.403%   Variance %: -0.40300%   Comment: The borrower's income is $14,926.66 & total expeses are $6,612.05. DTI is 44.297%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Cristine   Tape Value: Rodrigo   Variance:    Variance %:    Comment: Note reflects, borrower first name is Gomez.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -28 (Days) Variance %: Comment: Note reflects, stated maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWRx income was miscalculated as BWR works part time (xx% of $xxxK base) pushes the DTI to xx.xx%. BWR has xx years on the job as a nurse practitioner, xXxx since inception, FICO xxx and $xK residual income. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	737
92665371	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$639.44	$624.87	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,106.58	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	734	Not Applicable	49.662%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is municipal lien active against the subject property in favor of xx xnd half town taxes of xxxx have been delinquent in the amount of $xxx.xx which was good through xx/xx/xxxx.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
As per the final application, the borrower has been working at xx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: Age of loan is 11. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000   Tape Value: 111111111 111111111111 1   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "Tape shows that at least xx% of the budget is not dedicated to funding reserves, and the document supporting a sufficient special assessment amount for the subject was not provided. Review of the condo questionnaire shows total reserves are IAO $x,xxx, and a special assessment is planned for $xxx,xxx. Further details not found. Appraisal report is "as is", and the subject is valued at $xxxK. Zillow search shows the subject valued at $xxxK. Current UPB is $xxxK. Elevated for client review."	* Missing proof of hazard insurance (lvl 3) "Hazard insurance policy is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO and was approved at xx.xx%. Tape shows income miscalculation and undisclosed debts, which may push DTI higher. BWR has x years of SE as a daycare owner, xXxx since inception, FICO xxx, and $xxk equity in the subject. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82699987	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,905.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,108.44	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	44.400%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior mortgage originated on xx
No active judgments or liens found.
The annual county taxes for xxxx were paid off in the amount of $x,xxx.xx on xx/xx/xxxx
As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is xx/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower had been working at xx
Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape shows the qualifying income of $x,xxx is too high for the FL DPA hero program. A subordinate financing loan of $xx,xxx from the Florida government was used towards closing. Further details were not provided."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67742952	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,944.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,465.77	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	40.175%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
According to the payment, the current UPB is $xxx,xxx.xx, and the PH tape data reflects the current UPB as "xxx,xxx.xx,” and there is a difference of “$xx,xxx.xx.” As per the deferral agreement located at xx it reflects the same amount of “$xx,xxx.xx” as the deferred payment.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final xxxx, the borrower has been working at xx
As per the comment dated xx/xx/xxxx, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/xxxx, the borrower's income was impacted by covid-19. As per the comment dated xx/xx/xxxx, the Covid FB plan was extended for x months. No comments have been found regarding the terms of FB plan. As per the deferral agreement dated xx/xx/xxxx, which is located at xx" the borrower was approved for a Covid deferral plan, and the xx payments of P&I were deferred in the total amount of $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.175% Tape Value: 40.176% |---| -0.001% |----| -0.00100% Comment: Borrower DTI ratio percent is 40.175%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Lender G/L require MI is Yes.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 10/xx/2023   Tape Value: 10/xx/2023   Variance: -1 (Days)   Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 324 Tape Value: 325 Variance: -1 Variance %: -0.30769% Comment: Stated remaining term is 324. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation as BWR never moved into the subject property. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (lvl 2) "Hazard insurance policy is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
75403702	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,836.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,246.87	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	735	Not Applicable	45.758%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage originated on xx
No active liens or judgments have been found against the borrower or subject property.
The county taxes for xxxx (xst and xnd installments) were paid off in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
As per the application, the borrower has been working at xx
As per tape data, the property occupancy is stated as owner-occupied.
No information has been found related to damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing DU/GUS/AUS Missing Initial Closing Disclosure	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Stated Remaining Term Loan Value: 341 Tape Value: 343 Variance: -2 Variance %: -0.58309% Comment: Stated remaining term is 341. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds xx% (lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. AUS report is missing from the loan documents."	* Missing DU/GUS/AUS as required by guidelines (lvl 3) "DU report is missing from the loan documents."
* Missing Initial Closing Disclosure (lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Property Marketability Issues  (lvl 3)     "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, actual property age, room count, GLA, basement and finished rooms below grade, property upgrades ,and additional amenities. Comp #x, with a sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB $xxxK."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (lvl 2) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. The subject loan is a purchase, originated on xx and the x-year SOL is expired."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63310041	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,452.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,280.25	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	730	782	49.249%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is a junior mortgage originated on xx There are multiple UCC financing statements open against the borrower in favor of xx respectively. However, the amount of the lien is not mentioned in the supporting document. The first installment of county taxes for xxxx-xxxx was paid off in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx-xxxx is due on x/xx/xxxx in the amount of $x,xxx.xx. As per updated title report, no prior year taxes are delinquent.	As per review of the payment history as of xx/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The loan is performing.
As per review of the payment history as of xx/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per final xxxx, the borrower was previously working at xx
The subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Note		4: Unacceptable	* Note is missing or unexecuted (lvl 4) "The note is missing from the loan file. Lost note affidavit is not available. Also, loan has not been modified since origination.""	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Loan does not conform to program guidelines (lvl 3) "Tape shows DPA funds of $xx,xxx were used to pay off the debts of $x,xxx.xx. Further details not found." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	742
62960877	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,407.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,422.90	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	735	684	37.811%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. As per the final application, the borrower has been working at xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type: Field: Stated Remaining Term Loan Value: 331 Tape Value: 332 Variance: -1 Variance %: -0.30120% Comment: Stated remaining term is 331 but tape shows 332. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (lvl 3)     "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, surrounding view, actual property age, room count, GLA, property upgrades, and additional amenities. Comp #x, with a sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB xx
* Required Affiliated Business Disclosure missing/unexecuted (lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "TRID Violation due to decrease in lender credit on Initial LE dated xx reflects Lender credits at $x,xxx.xx. However, final CD dated xx reflects Lender credits at $x.xx. This is decrease of $x,xxx.xx for fee which has x% tolerance test. Valid COC for the decrease in xx is missing from the loan documents. Subject loan is purchase case, originated on xx and the x year SOL is expired."
																																																																																								* Property is Manufactured Housing (lvl 2) "Home is affixed. According to the appraisal report dated xx/xx/xxxx, the subject property type is "manufactured home". The affixation affidavit is available in the loan file located at xx, which shows that the home has been affixed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	721
23583051	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$933.32	3.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	610	Not Applicable	46.523%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens found.
Taxes to follow
As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is xx/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx
The loan was originated on xx
The subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	4: Unacceptable	* Qualified Mortgage DTI exceeds xx% (lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx and its recommendation is Refer/Eligible with a DTI of xx.xx%."	* ComplianceEase Exceptions Test Failed (lvl 3) "Compliance failing for state regulations. PA license validation test. In the state of PA, lender is licensed under state ID#xxxxx as per NMLS web site."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails Loan Origination Fee Test due to Fees charged $x,xxx.xx Exceeds Fees threshold of $x,xxx.xx Over by +$xxx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Title - Closing Protection Letter paid by Borrower: $xxx.xx"
* Loan does not conform to program guidelines (lvl 3)     "The seller tape shows that the loan did not meet the GNMA's xxx-day seasoning requirement. The loan is VA-insured."
* MI, FHA or MIC missing and required (lvl 3)     "VA guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32069356	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,459.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,996.95	7.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Secondary	Yes	Yes	Yes	738	Not Applicable	29.191%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated onxx No active judgments or liens were found. The county taxes for xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. The county taxes for xxxx were paid off in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per the final application, the borrower, xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 11/xx/2023   Tape Value: 10/xx/2023   Variance: 34 (Days)   Variance %:    Comment: 11/xx/2023   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows the investor guidelines do not allow a loan to be closed as an LLC for a secondary occupancy home. Further details not provided."		* Settlement date is different from note date (lvl 1) "Final CD reflects closing date as xx Notary's signature date on the mortgage is xx Note date is xx	Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			681	Not Applicable
29250381	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,103.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,167.34	2.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	42.133%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated onxx No active judgments or liens have been found. The first installment of county taxes for xxxx has been paid in the total amount of $x,xxx.xx. The second installment of county taxes for xxxx has been paid in the total amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which includes the P&I of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which includes the P&I of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.
The subject property is owner occupied.
The loan has not been modified since origination.
No evidence has been found regarding bankruptcy and foreclosure.
As per final xxxx, the borrower was previously working at xx
As per the collection comment dated xx/xx/xxxx, the subject property was damaged. The collection comment dated xx/xx/xxxx shows that the borrower has received claim check in the amount of $xx,xxx.xx xx was approved for the commencement of repairs. Collection comments do not show any comment stating about whether the damage has been repair on not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing Initial Closing Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: CLTV is xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: LTV is xx Tape Source: Initial Tape Type: Field: Stated Remaining Term Loan Value: 336 Tape Value: 337 Variance: -1 Variance %: -0.29673% Comment: Stated remaining term is 336. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. The subject loan is a refinance, originated on xx and the x-year SOL is active."
* Loan does not conform to program guidelines (lvl 3)     "In VA cash-out refinance loans, there should be a waiting period, or gap, of xxx days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
* MI, FHA or MIC missing and required (lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (lvl 3) "Hazard insurance policy is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$29,626.30	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90724431	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$13,190.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,879.46	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	46.368%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.368% Tape Value: 61.950% |---| -15.582% |----| -15.58200% Comment: Seller tape shows DTI Ratio percent is 61.950% as per the latest document is 46.368%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 34.868%   Tape Value: 43.785%   Variance: -8.917%   Variance %: -8.91700%   Comment: Seller tape shows Housing Ratio percent is 43.785% as per the latest 1008 document is 34.868%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 341 Tape Value: 342 Variance: -1 Variance %: -0.29239% Comment: Seller tape shows stated remaining Term is 342, as per the Note document is 341. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds xx% (lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx. AUS report is missing from the loan documents."	* Missing DU/GUS/AUS as required by guidelines (lvl 3) "AUS report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows rental income miscalculation, and the revised DTI is xx%. BWR has x.x years on the job as an IT consultant, FICO xxx, xXxx since inception, and $xxxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19020452	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,562.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,216.06	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	732	787	49.546%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual county taxes for xxxx were paid on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx.
The current UPB is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligations.
The loan has not been modified since origination.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per final xxxx, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower last name is xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Current value is not applicable. Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: 11/xx/2023 Tape Value: 10/xx/2023 Variance: 29 (Days) Variance %: Comment: Last payment received date is not applicable. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows seller contribution exceeded x%. The LTV is xx FCD reflects a seller credit of xx and the sales price of xx ITP goes to x.xx%, which exceeds the conventional IPC limit of x%." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. However, final CD dated xx reflects Appraisal Re-Inspection Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase transaction, originated on xx and x year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	724
62019712	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,681.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,061.43	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	798	31.842%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for xxxx/xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx/xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final xxxx, the borrower has been working at xx. The co-borrower has been working at "xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Hazard Insurance Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: 11/xx/2023 Tape Value: 10/xx/2023 Variance: 34 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of date of sale/time, surrounding view, actual age, lot size, condition, room count, GLA, property upgrades, and additional amenities. xx, with a sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB xx Elevated for client review."	* Homeownership Counselling Disclosure is missing. (lvl 3) "Homeownership counseling disclosure is missing from loan documents." * Missing Initial Closing Disclosure (lvl 3) "Initial CD is missing from the loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing proof of hazard insurance (lvl 3) "Hazard insurance policy is missing from the loan documents." * Required Affiliated Business Disclosure missing/unexecuted (lvl 3) "The affiliated business disclosure is missing from loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (lvl 2) "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is purchase case, originated on xx		Minimal	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	782
19988077	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,355.65	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,201.55	6.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	696	47.400%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found against the borrower or subject property.
The county taxes for xxxx have been paid in the amount of $x,xxx.xx.
No prior-year delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current on the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found. No details were found regarding damage.
As per Pacer, the borrower has not filed bankruptcy.
As per final xxxx, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 11/xx/2023   Tape Value: 10/xx/2023   Variance: 27 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 356 Tape Value: 357 Variance: -1 Variance %: -0.28011% Comment: Stated remaining term is 356. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "Subject last sold xx for xx and is a SF with x ADUs. Appraisal dated x/xx/xx shows valuation at $xxxK. Comps are far superior SFs. Elevated for client review."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. However, CD dated xx reflects Points - Loan Discount Fee at $xx,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee and Appraisal Review Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at $xxx.xx and Appraisal Review Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

The subject loan is a refinance, originated on xx and the x-year SOL is active."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (lvl 3) "Settlement services provider list is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22785236	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,117.67	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,490.27	2.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	683	705	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
The borrowerx xx
As per the final application, the borrowerx xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Stated original CLTV is xx but tape data is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Stated original LTV is xx but tape data is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 337 Tape Value: 338 Variance: -1 Variance %: -0.29585% Comment: Stated remaining term is 337 but tape data is 338. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (lvl 3) "loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than x business days from initial application date xx Subject loan is refinance case, originated on xx and the x year SOL is active."
* Loan does not conform to program guidelines (lvl 3)     "In VA refinance loans, there should be a waiting period, or gap, of xxx days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
* MI, FHA or MIC missing and required (lvl 3)     "VA loan guaranty certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	718
51531706	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,978.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,049.54	4.000%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	649	681	57.338%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage originated on xx/xx/xxxx and was recorded on xx There is a prior mortgage active against the subject property in favor of xx The second installment of county taxes for xxxx-xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. As per the final application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 57.338% Tape Value: 48.583% |---| 8.755% |----| 8.75500% Comment: Seller tape shows DTI Ratio percent is 48.583% as per the latest document is 57.353%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 38.303%   Tape Value: 31.680%   Variance: 6.623%   Variance %: 6.62300%   Comment: Seller tape shows Housing Ratio percent is 31.680% as per the latest 1008 document is 38.313%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: 11/xx/2023 Tape Value: 10/xx/2023 Variance: 33 (Days) Variance %: Comment: N/A. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds xx% (lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower’s income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. AUS report is missing from the loan documents."	* Loan does not conform to program guidelines (lvl 3) "In VA cash-out refinance loans, there should be a waiting period, or gap, of xxx days between the first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loans. On this loan, the waiting period is not satisfied."
* MI, FHA or MIC missing and required (lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (lvl 3)     "AUS/DU is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Revised Loan Estimate is missing (lvl 3) "As per COC, revised LE is missing from the loan file. COC located at xx	* Property is Manufactured Housing (lvl 2) "The home is affixed. As per the appraisal report located at xx, the subject property is a manufactured home. The ALTA x endorsement is not attached with the short form policy. The VIN# is available in the legal description of the recorded mortgage. The manufactured home rider is located at xx and the affidavit of affixation rider is located at xx, which shows the xx and the home is permanently affixed to the land."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	511
64335189	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$884.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,282.51	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a UCC lien against the borrower xx
The second installment of xxxx combined annual taxes is due on x/xx/xxxx in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx.  The monthly P&I is $x,xxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per final xxxx, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal calculated CLTV ratio percent is xx however, seller tape shows CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal calculated LTV ratio percent is 91.165%; however, seller tape shows LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note doc property address street is xx; however, seller tape shows property address street is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per final 1003 purpose of refinance is change in rate/term; however, seller tape shows purpose of refinance is no cash-out.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 337 Tape Value: 338 Variance: -1 Variance %: -0.29585% Comment: As per note doc remaining term is 337; however, seller tape shows remaining term is 338. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. However, CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx and the x-year SOL is active."
* Intent to Proceed Missing  (lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "In VA IRRRL streamline refinance loans, there should be a waiting period or gap between the xxx-day first payment date of the existing mortgage, which is getting paid off, and the closing of our new subject loan. In this loan, the waiting period is not satisfied."
* MI, FHA or MIC missing and required (lvl 3)     "VA guaranty certificate is missing from the loan documents."
* Missing credit report (lvl 3)     "Credit report is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14726075	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$702.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,513.35	5.500%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	809	774	41.634%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens have been found. The first installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final xxxx, the previous employment details of the borrower, xx
The loan has not been modified since origination.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.634% Tape Value: 37.930% |---| 3.704% |----| 3.70400% Comment: Seller tape shows DTI Ratio percent is 37.930% as per the latest document is 41.634%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Seller tape shows Escrow Account Indicator Yes as per the FCD document is No.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Seller tape shows Note date is xx as per the Note document is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Seller tape shows Property Address Street is xx, as per the Note document is xx. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xx Current UPB xx * DU/GUS/AUS has issues or conditions (lvl 3) "AUS from the time of closing is missing from the loan documents. Post-closure AUS is availablexx and its risk recommendation is approve/eligible at xx.xx% DTI." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWR was not employed at the time of closing and there was an income miscalculation as tip income is not supported by a x-year history. BWR has x years on the job as a table games dealer, xXxx since inception, FICO xxx, and $xxxk equity in the subject. Further details not provided. BWR defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	810
4024997	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,901.54	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,512.53	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	47.707%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently in bankruptcy and the next due date is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower xx filed for bankruptcy under chapter x with the xx
As per the comment dated x/xx/xxxx, there is a fraud-related issue regarding the money, wire and transfer.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx
The covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx filed for bankruptcy under chapter x with the xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx. Therefore, the unsecured portion is $x.xx. The date of last filing is xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 16 Tape Value: 18 |---| -2 |----| -11.11111% Comment: Note reflects age of loan as 16 months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.707%   Tape Value: 51.770%   Variance: -4.063%   Variance %: -4.06300%   Comment: DTI is 47.707%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -2 (Days)   Variance %:    Comment: Note reflects date as xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: Note reflects maturity date as xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal reflects property type as PUD. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed debt at the time of closing may push DTI to xx.xx%. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "The loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx reflects a points - loan discount fee at $x,xxx.xx. However, the final CD dated xx reflects points - loan discount fee at $x,xxx.xx. This is an increase in the fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the x-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by DU xx, and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77609181	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,000.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,375.45	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	42.026%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. xnd half county taxes for xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per the final application, the borrower has been working at xx
As per the comment dated x/xx/xxxx, the borrower was active on the Covid FB plan. Further details not provided.
covid-19 attestation is located at xx
As per the comment dated x/xx/xxxx, the subject property was damaged due to lightning on x/xx/xxxx. The estimated cost of repair is $x,xxx.xx. A comment dated x/xx/xxxx shows that the property damage from xxxx was already resolved. Further details not provided.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 22 Tape Value: 24 |---| -2 |----| -8.33333% Comment: Age of Loan is 22 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $414881.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000021000000000000000   Tape Value: 00000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject Property Type is PUD Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "The tape shows the comps selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comps selected are not similar in terms of room count, GLA, basement and finished rooms below grade, property upgrades, and additional amenities. Comp #x, with a sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB is xx Elevated for client review."	* ComplianceEase State Regulations Test Failed (lvl 3) "Loan fails late fee test due to fees charged $xx.xx exceeds fees threshold of $xx.xx over by +$xx.xx.
The below fees were included in this test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is a refinance case, originated on xx and the x-year SOL is active."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,040.39	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37850389	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,024.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,218.58	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	728	49.732%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for xxxx are due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx
The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 19 Tape Value: 21 |---| -2 |----| -9.52380% Comment: Age of loan is 19. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: AS per note original balance is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000000000 Tape Value: 000000000000000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test.
Initial CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. Final CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx.
Initial LE dated xx reflects Appraisal Fee at $xxx.xx. Final CD dated xx reflects Appraisal Fee at $xxx.xx.
This is an increase in fees of +$xxx.xx for charges that cannot increase.
Subject loan is a refinance, originated on xx and the SOL is x-years."
* Home Equity Loan Copies of Documents is missing from the loan file (lvl 3)     "Home equity loan copies of documents are missing from loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from loan documents."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows DTI over threshold. AUS/DU risk recommendation is approve/eligible. BWR has x.x years on the job as a senior administrative assistant, xXxx since inception, and FICO is xxx. BWR has been xXxx since inception. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	755
94268626	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,177.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,238.43	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	49.766%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installments of combined taxes for xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final application, the borrower has been working at xx
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Age of loan 5 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $xx   Variance %: 0.65841%   Comment: Original balance xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000 Tape Value: 00000********* Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Final Application not signed and hand-dated by Loan Originator (lvl 3) "Final application is not hand dated by borrower."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows that DTI is over threshold. Lender defect. Further details were not provided. The subject loan was originated on xx and the x-year SOL is active. BWR has xx years on the job as a driver, a FICO of xxx, xXxx since inception and $xxK in equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87282269	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,765.74	$1,765.74	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,940.37	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	47.760%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx
No active judgments or liens have been found.
Annual combined taxes for xxxx were past due (under xx-days) on xx/xx/xxxx in the amount of $x,xxx.xx.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
As per the final application, the borrower worked at xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 4 Tape Value: 7 |---| -3 |----| -42.85714% Comment: Seller tape shows Age of the loan 7, as per the Note document is 4. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape shows Original Balance is xx as per the Note document is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000 Tape Value: 0000******** Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows income miscalculation. Further details were not provided. Lender defect. The subject loan was originated on xx and the x-year SOL is active. BWR has x.x years on the job as a retirement consultant, FICO xxx, xXxx since inception, and $xxk equity in the subject."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49862808	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.01	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$647.58	11.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	29.457%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The annual county taxes for xxxx are paid in the amount of $x.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/xxxx, the loan is performing. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xx,xxx.xx and current interest rate as per payment history is xx.xxx%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/xxxx, the loan is performing. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xx,xxx.xx.
No information has been found regarding the forbearance plan.
There is one loss draft check found in the loan file located at xx But CCs did not show damages. No further details have been found.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Home Equity Consumer Disclosure is missing from the loan file (lvl 3) "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (lvl 3)     "Home equity loan copies of documents are missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
																																																																																							* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan file."	* ComplianceEase TILA Test Failed (lvl 2) "Compliance Ease TILA test failed due to TILA Foreclosure Rescission Finance Charge Test and TILA Finance Charge Test: Loan Data: $xxx,xxx.xx Comparison Data:$xxx,xxx.xx Variance:-$xxx.xx" * GSE Points and Fees Test Violations (lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,981.03	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	598
94895241	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,530.77	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,163.48	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	658	719	49.361%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No delinquent taxes have been found.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. As per the final application, the borrower has been the owner of xx No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 20 Tape Value: 23 |---| -3 |----| -13.04347% Comment: Age of loan 20. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Note reflects, current value is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000 Tape Value: 000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows income miscalculation. Further details were not provided. Lender defect. The subject loan originated on xx. BWR is SE for xx years, FICO xxx, xXxx since inception, and $xxk equity in the subject."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan file."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	729
35545163	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$796.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$667.98	12.190%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual county taxes for xxxx are paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/xxxx, the loan is performing. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xx,xxx.xx and current interest rate as per payment history is xx.xxx%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/xxxx, the loan is performing. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xx,xxx.xx. There is AOT dated xx/xx/xxxx in the loan file located at xx which change the monthly payment amount from $xxx.xx to $xxx.xx until the loan is paid in full. Per PH the BWR is making payment according to AOT.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer	Field: Modification First Payment Date Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (lvl 2) "Final xxxx is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "ComplianceEase Risk Indicator is "Moderate" due to the Interest Rate Test & Origination Fee & Broker Fee Test: Fail

Loan Data: $x,xxx.xx Comparison Data: $xxx.xx Variance: +$xxx.xx"
* ComplianceEase State Regulations Test Failed (lvl 2)     "ComplianceEase state regulations test failed due to this loan failed the first lien origination fee test.
The loan charges more than a x% origination fee (whether from the buyer or the seller)."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "The ROR is not hand-dated by the borrowers."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87287844	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$559.89	9.130%	240	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	47.195%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The loan was originated onxx Unable to determine the liens or judgments due to the missing UT.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:According to the collection comments, the current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is $xx,xxx.xx. No foreclosure activity has been found. No post-close bankruptcy record has been found. The loan has not been modified since origination. As per the final xxxx application, the borrower xx The covid-19 attestation is located at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Hazard Insurance	Field: Age of Loan Loan Value: 39 Tape Value: 40 |---| -1 |----| -2.50000% Comment: Seller tape shows Age of the loan 40, as per the Note document is 39. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment: The PH string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 14 (Days) Variance %: Comment: Seller tape shows State maturity date is xx as per the Note document is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase HOEPA Test Failed (lvl 3) "The subject loan is a higher-priced mortgage loan, and this loan failed the higher-priced mortgage loan required escrow account test due to the loan failing to collect reserves for the payment of homeowner's insurance and property taxes for properties that are not condominiums, high-rise condominiums, or planned unit developments. The subject loan is non-escrowed."
* Higher-Priced Mortgage Loan test Fail (lvl 3)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is not escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is not escrowed."
* Loan does not conform to program guidelines (lvl 3) "The tape shows missing origination documents. Further details not provided."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimated value of $xxx,xxx. Current UPB is $xx,xxx.xx."
* ComplianceEase Exceptions Test Failed (lvl 2)     "This loan failed the Pennsylvania license validation test. (PA HB xxxx Section xxxx) FAIL
The Pennsylvania HB xxxx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November xth, xxxx.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November xth, xxxx. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January xst, xxxx."
* ComplianceEase State Regulations Test Failed (lvl 2)     "Loan failed interest rate threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%."
* Final Application Incomplete (lvl 2)     "Incorrect P&I on final application document."
* Missing credit report (lvl 2)     "Credit report is missing from the loan documents."
* Missing proof of hazard insurance (lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by manual underwriter. QM-ATR SOL has expired."		Critical	Fail	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	483
45852561	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$116.23	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,041.24	4.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	680	758	43.278%	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2022	$210,430.35	Not Applicable	2.875%	$738.23	04/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final xxxx, the borrower has been working at xx
As per the comment dated xx/xx/xxxx, the reason for default is "servicing problems."
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made xx New modification interest rate is xx and borrower has promised to pay P&I in the amount of xx began on xx The new principal balance is xx which is also an interest bearing amount. The last modified payment will be due on xx	Field: Age of Loan Loan Value: 74 Tape Value: 72 |---| 2 |----| 2.77777% Comment: Note reflects age of loan as 74 months. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: Note reflects maturity months as 360 months.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $844.97   Variance %: 0.41287%   Comment: As per the updated title report dated 01/xx/2024, title defect shows the date or amount is inaccurate or wrong on the data tape. Tape shows the loan amount is xx and as per the note and mortgage, the loan amount is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: x   Variance %: xx   Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00 Loan amount: xx CLTV = xx Current UPB $xx with current CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.002%   Variance %: 0.00200%   Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00 Loan amount: xx CLTV = xx Current UPB xx with current CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1041.24   Tape Value: $738.23   Variance: $303.01   Variance %: 41.04547%   Comment: AS per note original stated P&I is $1041.24.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000001100000MMMMMMMMMM   Tape Value: 000000011000000101000001   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property City   Loan Value:xx   Tape Value: xx   Variance:    Variance %:    Comment: AS per note property city is xx  Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 456   Tape Value: 406   Variance: 50   Variance %: 12.31527%   Comment: Note reflects remaining months as 286 months.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (lvl 4) "As per the appraisal report located at “xx and tax report attached with UT located at xx the subject property is a manufactured home. The ALTA x endorsement is not attached to the short-form title policy. The legal description attached to the subject mortgage does not show a VIN or serial number. The affidavit of affixation is not available in the loan file to confirm whether the manufactured home is affixed to the permanent foundation."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows DTI is over threshold. Further details were not provided. Lender defect. The subject loan originated on xx
* ComplianceEase TILA Test Failed (lvl 2)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as xx The calculated finance charge is xx for an under-disclosed amount of $xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.  The loan failed the TILA foreclosure rescission finance charge test due to the TILA finance charge disclosed on the final CD as $xxx,xxx.xx. The calculated finance charge is $xxx.xxx.xx for an under-disclosed amount of $xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a refinance case that originated on xx and the x-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	661
98236374	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,856.21	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	26.165%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
There is a junior mortgage that was originated on xx
Tax status to follow.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been the owner of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 20 Tape Value: 22 |---| -2 |----| -9.09090% Comment: Age of loan 20 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current value NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 3.09642%   Comment: Original balance xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000000000 Tape Value: 00000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The subject loan was approved at xx.xx%. Tape shows the subject loan is a bank statement loan program, and a copy of BWR's verification of rent with the most recent xx months of housing payment history is missing from the loan documents. Further details not provided."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents"
																																																																																							* Missing proof of hazard insurance (lvl 3) "Hazard insurance is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
6145405	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,827.29	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$414.50	2.250%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	33.200%	Not Applicable	Not Applicable	Commercial Prop	xx	xx	Primary	Yes	Yes	No	793	Not Applicable	50.257%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated onxx
No active judgments or liens found.
The first installment of town taxes for xxxx is due on x/xx/xxxx in the amount of $xxx.xx.
The second installment of town taxes for xxxx is due on x/xx/xxxx in the amount of $xxx.xx.
As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The covid-19 attestation document is located at xx
As per final xxxx, the borrower was working at xx
As per the tape data, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Property is Commercial Prop (lvl 4) ""The tape shows that the subject property zone falls under mixed use and is subject to a special permit for residential use, and the property is a studio apartment with commercial uses. Zillow shows subject has a commercial sign on front of building with a parking lot.
Zillow search shows an estimated value of xx Current UPB xx Elevated for client review.""	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan fails Loan Origination Fee test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Land Survey Fee paid by Borrower: $xxx.xx
Loan Origination Fee paid by Borrower: $x,xxx.xx
Pest Inspection Fee paid by Borrower: $xx.xx
Title - Municipal Lien Certificate paid by Borrower: $xxx.xx."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock provided expired on xx and the loan closed on xx No lock extension found."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xxand total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx.xxx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87111899	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,348.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,066.82	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	21.747%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx have been paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final xxxx, the borrower has been working at xx
covid-19 attestation is available in the loan file, which is located at xx
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 22 Tape Value: 23 |---| -1 |----| -4.34782% Comment: Age of Loan is 22 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Balance is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000000000 Tape Value: 00000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of sale date or time, lot size, property condition, GLA, basement and finished rooms below grade, property upgrades, and additional amenities. Comp #x, with a sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB is xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59510971	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,502.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,022.47	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	781	Not Applicable	29.177%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
As per updated title report, no prior year taxes are delinquent.
According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is xx/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per final application, the borrower has been working at xx
As per the seller tape, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (lvl 3) "Tape shows that the appraised value of the subject is not supported due to the use of inappropriate comparable sales. The review of the appraisal report shows that the comps selected are dissimilar in terms of lot size, property condition, room count, GLA, property upgrades, and additional amenities. Comp #x with a sales price of xx is closest to the subject property, valued at xx search shows an estimated value of xx Current UPB is xx			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32762747	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,266.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,061.46	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	38.967%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
There is a civil judgment against the borrower in favor of xx
The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Transmittal (1008)	Field: Age of Loan Loan Value: 19 Tape Value: 22 |---| -3 |----| -13.63636% Comment: Age of loan is 19 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000MMMM0000000000000 Tape Value: 000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* DU/GUS/AUS has issues or conditions (lvl 3) "LP report at the time of closing is missing from the loan documents. Post-close LP report is available at xx
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.  The below fees were included in the test: Mortgage Broker Fee (Indirect) $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx.  Loan failed qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.  The below fees were included in the test: Mortgage Broker Fee (Indirect) $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows limited credit. The review of the credit report shows only three active tradelines for review. BWR has been xXxx since inception on x/xx/xx. Further details not provided."
* Transmittal (xxxx) is Missing (lvl 3) "xxxx at the time of closing is missing from the loan documents. Post-close xxxx is available at xx	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. LE dated xx does not reflect Points - Loan Discount Fee. CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. LE dated xx does not reflect Appraisal Re-Inspection Fee. CD dated xx reflects Appraisal Re-Inspection Fee at $xxx.xx. LE dated xx does not reflect Condo Questionnaire Fee. CD dated xx reflects Condo Questionnaire Fee at $xxx.xx. This is a cumulative increase in fee of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x year SOL is expired. TRID Violation due to decrease in lender credit on initial LE dated xx reflects lender credits at $x,xxx.xx. Final CD dated xx reflects lender credits at $x.xx. This is decrease of $x,xxx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the x year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82061750	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$8,122.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,744.19	5.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	56.339%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx
There is a UCC lien against the borrower in favor of xx. The amount of the lien is not mentioned on the supporting document.
The county taxes for xxxx (xnd installment) are due in the total amount of $x,xxx.xx.
The other taxes for xxxx (xnd installment) are due in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB is $xxxxxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the property is owner-occupied.
As per the final application, the borrower has been the owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 6 Tape Value: 9 |---| -3 |----| -33.33333% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type: x
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: 000000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape shows two active FHA loans at once, uninsured. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64826349	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$368.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,853.98	3.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	797	733	27.929%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx No active judgments or liens were found. The combined annual taxes for the year xxxx have been paid in the total amount of $xxx.xx on xx/xx/xxxx. The combined annual taxes for the year xxxx have been due in the total amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final loan application, the borrower has been working at xx
As per the tape data, the subject property is owner-occupied.
As per the collection comment dated xx/xx/xxxx the FEMA disaster was declared on xx/xx/xxxx, for xx. CC’s do not show any damage to the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance		4: Unacceptable	* Property is vacant (lvl 4) "As per the note, deed, and mortgage, the subject property address is xx The tax report is located at xx and the property address is xx The UT alert shows that the property is referenced as xx. The property is now assessed as xx. The property has a $x.xx building/improvement value. Zillow shows lot xxx is x.xx acres and vacant land. Elevated for client review."	* Loan does not conform to program guidelines (lvl 3) "The subject loan is a VA cash out approved at an LTV of xx which renders the subject loan to be pooled in a custom pool. Further details not provided." * MI, FHA or MIC missing and required (lvl 3) "VA loan guaranty certificate is missing from the loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	728
31103123	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,045.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$800.15	3.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	654	Not Applicable	59.331%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens found.
The annual combined taxes for xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx.
As per updated title report, no prior year taxes are delinquent.
According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which applied for xx/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is xx/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final xxxx, the borrower is getting pension.
As per the tape data, the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	3: Curable	* Compliance Testing (lvl 3) "Revised CD dated xx is missing from the loan documents. The COC is available at "xx
* Loan does not conform to program guidelines (lvl 3)     "Tape shows xx months of bank statements verifying prior mortgage payment history are missing from the loan documents. BWR was xXxx, current past xx. Further details not provided."
* Missing Initial xxxx_Application (lvl 3)     "xxxx initial application dated xx signed by the loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87255146	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,317.89	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,783.32	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	689	50.422%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx There are multiple prior civil judgments against the borrower, xx which were filed by different plaintiffs and recorded on different dates. There is a UCC lien against the borrower, xx The combined annual taxes for xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx(PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx.
The current UPB is $xxx,xxx.xx.
As per the collection comment dated x/xx/xxxx, the RFD is excessive obligations.
The loan has not been modified since origination.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the comment dated x/xx/xxxx, the subject property is owner-occupied.
As per final xxxx, the borrower has been the owner of xx
The covid-19 attestation document is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 24 Tape Value: 25 |---| -1 |----| -4.00000% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note the original balance is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000044444444444321100000   Tape Value: 0349999876543211   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: As per appraisal report subject property type is PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed debts. Further details not provided. BWR defect. The subject loan originated on xx
* Missing Initial xxxx_Application (lvl 2)     "Missing initial application dated xx signed by the loan originator."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP xx and its recommendation is “Accept" with a DTI of xx.xx%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	612
44495918	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,370.91	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,664.58	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	634	47.466%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx There are multiple state tax liens of xx which were recorded on different dates. There is an IRS lien against the borrower which was recorded xx which is in the favor of the Department of Treasury- Internal Revenue Service. The annual county taxes for xxxx were paid off in the amount of $x,xxx.xx on x/xx/xxxx. As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which applied for xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final application, the borrower has been working at xx
As per tape data, the subject property is owner occupied.
As per servicing comment dated xx/xx/xxxx, the subject property is located in disaster area. CCs do not show any damages.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows the tax judgment lien was not included in the DTI calculation. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWRx has been SE for more than xx years, FICO of xxx, and has $xxxk equity in the subject."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx and the SOL is x year."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is x year."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $xx,xxx.xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx.xxx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	695
46769853	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$393.96	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$397.42	4.125%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	627	Not Applicable	31.628%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for xxxx is paid in the amount of $xxx.xx on x/xx/xxxx.
The second installment of county taxes for xxxx is due in the total amount of $xxx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/xxxx, the loan is performing. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is xx/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/xxxx, the loan is performing. The last payment was received in the amount of $xxx.xx on xx/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xx,xxx.xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per the final xxxx, the borrower was previously the owner of xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Loan does not conform to program guidelines (lvl 3) "The subject loan is a VA purchase. Tape shows the BWR is not eligible for entitlement. Further details not provided."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32459143	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	xx	$0.00	$2,737.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,122.52	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	805	747	44.675%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx There are two HOA liens found against the subject property in favor of “xx The annual county taxes for xxxx are due in the amount of $x,xxx.xx on x/xx/xxxx. The xxxx county annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per the final xxxx application, the borrower previously worked at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 18 Tape Value: 21 |---| -3 |----| -14.28571% Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00 Loan amount: xx CLTV = xx Current UPB xx with current CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00 Loan amount: xx CLTV = xx Current UPB $228,850.51 with current CLTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000000 Tape Value: 0000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of sale date or time, location, property condition, room count, GLA, basement and finished rooms below grade, property upgrades, and additional amenities. Comp #x, with a sales price of xx is closest to the subject property valued at xx A xx search shows an estimated value of xx Current UPB is $xxxK."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	767
56524607	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,735.27	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,936.49	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	777	49.388%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of county taxes for xxxx is paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the total amount of $x,xxx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on xx/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per xxxx, the borrower has been working at xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows DTI is over threshold. LP risk recommendation is accept. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has x years on the job as a CNA, FICO xxx, and xXxx since inception."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	740
2915674	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,229.83	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,402.77	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	759	49.880%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments have been found. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last transaction details are not available. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments.  CCs do not show any damage.
As per the application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 6 Tape Value: 8 |---| -2 |----| -25.00000% Comment: Age of loan is 6. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 11/xx/2023   Tape Value: 10/xx/2023   Variance: 31 (Days)   Variance %:    Comment: Interest paid through date is 11/xx/2023.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: MI company name is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "Tape shows the appraisal discrepancies due to the use of inappropriate comparable sales and the failure to use comparable sales that are the most locationally and physically similar to the subject property. xx is closest to the subject property, valued at xx and appears to be far superior, has a pool and over x acre lot compared to the quarter acre of subject. xx search shows an estimated value of xx Current UPB xx Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	750
37718573	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,302.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,009.06	5.875%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	602	609	51.266%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx No active judgments or liens were found. The xst installment of combined taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx. The xnd installment of combined taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected, as per the payment history, is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected, as per the payment history, is $xxx,xxx.xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
According to servicing comments dated xx/xx/xxxx, the subject property was damaged. No details are available regarding the estimated repair cost. However, there is no evidence to confirm the current status of repairs in the latest collection comments.
 As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per the final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 51.266% Tape Value: 51.270% |---| -0.004% |----| -0.00400% Comment: DTI is 52.266%. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Modification Original P&I Loan Value: Not Applicable Tape Value: $2009.06 Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Mortgage Type Loan Value: VA Tape Value: Conventional Variance: Variance %: Comment: Mortgage type is VA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report dated xx/xx/xxxx is “subject to" repairs. As stated in the appraisal report, a portion of the east end of the siding is not completed as this is an area for a new master bedroom, and if put up this summer, it would then be torn off this spring. Owners decided to wait. Not viewed as a concern for the short term. The updated xxxxD is missing from the loan document, and the final CD does not reflect the escrow holdback."	* Loan does not conform to program guidelines (lvl 3) "The tape shows the loan is uninsurable. Further details were not provided."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	640
66510367	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$831.22	6.250%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	52.360%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the latest updated title report dated xx/xx/xxxx, the subject mortgage originated on xx No active liens and judgments have been found. The tax details are not available.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the application, the borrower has been receiving income from social security and disability.
The loan was originated on xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $831.22   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type Loan Value: VA Tape Value: Conventional Variance: Variance %: Comment: Mortgage type is VA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "The loan failed the Pennsylvania license validation test."
* Intent to Proceed Missing  (lvl 3)     "Borrower's intent to proceed is missing from the loan file."
* Loan does not conform to program guidelines (lvl 3)     "Subject loan is a VA primary purchase, and tape shows that the loan is uninsurable due to the veteran, i.e., BWR had $x entitlement available. The subject loan amount is less than xx and as a result, bonus entitlement is not eligible to be used. Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (lvl 3) "VA guaranty certificate is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69898395	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,871.91	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,614.50	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	693	49.855%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
There is an active UCC junior mortgage against the subject property in favor ofxx
There are four credit card judgments found against the subject borrower in the total amount ofxxfiled by different plaintiffs & recorded on different dates.
The xst and xnd installments of combined taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The xrd and xth installments of combined taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
The xxxx utilities annual taxes have been delinquent in the amount of $xx,xxx.xx which were due on xx/xx/xxxx and good through xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 49.855% Tape Value: 44.680% |---| 5.175% |----| 5.17500% Comment: Borrower DTI ratio percent is 49.855%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $2614.50   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000001044444444444444 Tape Value: 00001132444LLLLL4LLLLLL4 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows the DU approval used to qualify the BWR is missing from the loan file. The Gemstone underwriting findings report that is available in the original loan file is not a DU approval and is not acceptable. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (lvl 2)     "Finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -$x,xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx and the x-year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx reflects loan origination fee at $xxx.xx. However, CD dated xx reflects loan origination fee at $xx,xxx.xx.
Loan estimate dated xx reflects transfer taxes at $x,xxx.xx. However, CD dated xx reflects transfer taxes at $xx,xxx.xx.
This is a cumulative increase of $xx,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x-year SOL is expired."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (lvl 2)     "Home loan toolkit is missing from the loan documents."
* Qualified Mortgage DTI exceeds xx% (lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP xx  and its recommendation is “accept” with a DTI of xx.xx%."
																																																																																								* Transmittal (xxxx) is Missing (lvl 2) "Final transmittal summary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	695
4583107	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,816.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,775.91	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	35.808%	First	Final policy	Not Applicable	Not Applicable	05/xx/2021	$342,872.11	Not Applicable	4.250%	$1,486.77	06/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated onxx
There are four IRS liens found against the borrower in the total amount of xx which were recorded on different dates.
The annual county taxes for the year xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected, as per the payment history is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the servicing comment dated x/xx/xxxx, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by covid-19.
As per the final xxxx, the borrower joined xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on xx and continuing until the new maturity date of xx There is no deferred balance or principal forgiven amount.	Initial Escrow Acct Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 35.808% Tape Value: 35.810% |---| -0.002% |----| -0.00200% Comment: As per 1008 borrower DTI Ratio Percent is 35.808% Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: $400000.00   Tape Value: $380000.00   Variance: $20000.00   Variance %: 5.26315%   Comment: As per appraisal report original Appraised Value is $xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000010001000000010000   Tape Value: 010000100010000100100000   Variance:    Variance %:    Comment: 000000010001000000010000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 5022 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows gift assets of $xx,xxx are not supported by a gift letter or cashier check. Total verified assets of $xx,xxx include gift assets of $xx,xxx; excluding the gift assets, the remaining balance of $xx,xxx fails to satisfy the cash to close requirement of $xx,xxx.xx. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is expired."
* ComplianceEase Risk Indicator is "Elevated" (lvl 2)     "Loan failed Compliance Ease delivery and timing test for Initial Closing Disclosure dated xx Document tracker is missing and x business days were added to get receipt date xx which is on the Consummation date xx
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (lvl 2)     "AUS/DU is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80515779	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$14,541.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,399.72	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	37.145%	First	Final policy	Not Applicable	Not Applicable	07/xx/2021	$285,291.08	Not Applicable	4.500%	$1,282.57	08/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual combined taxes for xxxx were paid in the amount of $xxxx.xx on xx/xx/xxxx.
The annual school taxes for xxxx were paid in the amount of $xxxx.xx on xx/xx/xxxx.
The annual village taxes for xxxx were paid in the amount of $xxxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower xx and lender xx with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on xx and continuing until the new maturity date of xx There is no deferred balance and principal forgiven amount.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 37.145% Tape Value: 37.150% |---| -0.005% |----| -0.00500% Comment: Borrower DTI Ratio percent is 37.145% Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 5022 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows the lender miscalculated the monthly debts, which may push the DTI to xx%, invalidating the AUS. BWR has a FICO of xxx and $xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is expired."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure receipt date is provided and the initial closing disclosure receipt date xx is less than three business days before the consummation date xx
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx d reflect Transfer Taxes Fee $xxxx.xx. However, CD dated xx reflects Transfer Taxes fee at $x,xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is x year."
* Intent to Proceed Missing  (lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11948993	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$3,077.01	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,402.44	5.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	782	46.065%	First	Final policy	Not Applicable	Not Applicable	11/xx/2021	$256,695.04	Not Applicable	5.500%	$1,323.96	12/xx/2021	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage originated on xx There is an active mortgage against the subject property was originated on xx No active judgments or liens were found. The xxxx combined annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.
As per final application, the borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement made between the borrowers xx and lender xx with an effective date of xx shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on xx and continuing until the new maturity date of xx	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.065% Tape Value: 46.070% |---| -0.005% |----| -0.00500% Comment: Borrower DTI ratio percent 46.065% Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G//L Require MI? NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original Standard CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original Standard LTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 00000000000000000000000L   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 4809 (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows that the LTV ratio of xx for the subject mortgage exceeds the maximum allowed for a cash-out refinance transaction. The proceeds from the subject refinance were used to pay off a first mortgage and additional unsecured debt balance of $xx,xxx with The Harris Group. Further details not provided."	* ComplianceEase State Regulations Test Failed (lvl 2) "This loan failed the bona fide discount points test due to one of the following findings: The loan is a first lien mortgage and has a principal amount that is greater than or equal to $xx,xxx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "TRID Violation due to decrease in Lender credit on closing disclosure dated xx Initial LE dated xx Reflects lender credit at $x,xxx.xx, however, Final CD dated xx reflects lender credit at $x.xx This is decrease of $x,xxx.xx. for fee which has x% tolerance test. Subject loan is a refinance, originated on xx and the SOL is x years."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan document."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower's income is $xx,xxx.xx, and total expenses are in the amount of $x,xxx.xx, and the loan was underwritten by LP xx and its recommendation is “Eligible/Accept” with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			766	Unavailable
60393248	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,573.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,200.31	3.125%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	47.517%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
No active judgments or liens found.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx.
The xrd and xth installments of county taxes for xxxx were due in the total amount of $x,xxx.x on xx/xx/xxxx & xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx the subject property is owner occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per final application, the borrower has been working at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Loan Program Info Disclosure Missing or error on the Rate Lock Missing Required Disclosures Transmittal (1008)	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $1553.28   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Standard CLTV is xx but tape data is standard CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Standard LTV is xx but tape data is standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000002100000   Tape Value: 000000000000000021   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address is xx but tape data is property address is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Property type is PUD but tape data is Single family. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The subject is an ARM loan. Tape shows the loan was delivered with a lookback period of xx days. However, the note reflects a lookback period of xx days. Further details not provided."	* ComplianceEase TILA Test Failed (lvl 2) "Loan failed the TILA Foreclosure Rescission Finance Charge Test as this loan data reflects Foreclosure Rescission finance charge in the amount of $xxx,xxx.xx. However, Comparison Data Foreclosure Rescission finance charge in the amount of $xxx,xxx.xx and under variance is -$xx.xx. Subject loan is refinance case, originated on xx and the x year SOL is expired."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "Initial TIL is missing from the loan documents."
* Loan program disclosure missing or unexecuted (lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (lvl 2)     "SSPL is missing from the loan documents."
* Qualified Mortgage DTI exceeds xx% (lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% (Subject loan is ARM, CE is using the highest possible interest in First x Years for P&I) as the borrower's income was $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of xx.xx%."
																																																																																								* Transmittal (xxxx) is Missing (lvl 2) "Final xxxx is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47618256	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,004.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,322.53	3.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	776	789	25.862%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found against the borrower and subject property. The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No evidence has been found regarding litigation or contested matters.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per the final xxxx application, the borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 25.862% Tape Value: 26.000% |---| -0.138% |----| -0.13800% Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $1322.53   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: 000000000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	772
20327892	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,302.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,195.81	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	778	Not Applicable	47.098%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx/xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 47.098% Tape Value: 47.100% |---| -0.002% |----| -0.00200% Comment: As per LP, DTI is 47.098%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $1195.81   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per calculation CLTV is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: As per calculation LTV is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is a NOO and was approved at xx.xx%. The tape shows income miscalculated as the borrower was on short-term disability medical leave and the lender used averaged income. The recalculated income pushes the DTI from xx% to xx.xx%. Further details were not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has xx years on the job as a nurse, xXxx since inception, and FICO is xxx."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
57144105	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,105.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$702.62	3.750%	297	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	43.257%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated x/xx/xxxx, the subject property is located in disaster area.
As per the comment dated x/xx/xxxx, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 43.257% Tape Value: 43.260% |---| -0.003% |----| -0.00300% Comment: Borrower DTI ratio percent is 43.257%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $702.62   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Seller tape shows CLTV Ratio percent is xx as per the latest LP document is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Seller tape shows LTV Ratio percent is xx as per the latest LP document is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000000 Tape Value: 00000000000000000000 Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "Subject was approved as OO but tape shows post close QC verified that property is NOO due to BWR misrep. All BWR docs match other REO. Elevated for client review."	* ComplianceEase TILA Test Failed (lvl 3) "Loan fails TILA Finance Charge Test due to finance charge disclosed on final CD as $xx,xxx.xx. Calculated finance charge is $xx,xxx.xx for an under disclosed amount of -$xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan was originated on xx and the x-year SOL is active.

Loan failed TILA foreclosure rescission finance charge of $xx,xxx.xx exceeds disclosed finance charge of $xx,xxx.xx over by -$xxx.xx. The subject loan was originated on xx and the x-year SOL is active."
* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."	* Property is Manufactured Housing (lvl 2) "Home is affixed. As per the appraisal report located at xx the subject property is manufactured home. However, the manufactured home rider is located at xx shows the subject property is manufactured home with serial # xx. The affixation affidavit is located at “xx with the xx. Alta-x endorsement is attached with the final title policy."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%.as the borrower’s income is $xxxx.xx and total expenses are in the amount of $xxxx.xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58707180	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,797.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,438.33	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	45.819%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The second installment of county taxes for xxxx is due on xx/xx/xxxx in the amount of $xxxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per final xxxx, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 45.819% Tape Value: 45.820% |---| -0.001% |----| -0.00100% Comment: Borrower DTI Ratio percent is 45.819%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does lender G/L Require MI is N/A.   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $1438.33   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV Ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original Standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000000000000 Tape Value: 00000000000000000000 Variance: Variance %: Comment: Payment History String N/A. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xxx,xxx.xx. Current UPB $xxx,xxx.xx."
* ComplianceEase Risk Indicator is "Elevated" (lvl 3)     "Loan fails ComplianceEase delivery and timing test for revised closing disclosure dated xx Document tracker is missing and x business days were added to get receipt date xx which is after consummation date xx
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. The tape shows undisclosed mortgage debts with xx and the revised DTI is xx.xx%. Further details were not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1288342	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,255.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,564.95	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	839	22.628%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The xst and xnd installments of county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx, in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied.
As per the final xxxx application, the borrower was previously working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borrower #1 middle name as xx Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower #2 middle name xx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 22.628%   Tape Value: 22.630%   Variance: -0.002%   Variance %: -0.00200%   Comment: DTI is 22.628%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $1564.95   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000 Tape Value: 0000000000000000 Variance: Variance %: Comment: 000000000000000 Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "Tape and the review of the appraisal report show the subject's site area is xx.xx acres with x parcels and an ADU. Subject has a barn on site that is in bad condition and is a safety hazard. Realtor.com shows an estimated value of xx The current UPB is xx Elevated for client review."	* GSE Points and Fees Test Violations (lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx,xx. The following fees were included in the test: Loan Origination Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged of $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx,xx. The following fees were included in the test: Loan Origination Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
																																																																																							* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase TILA Test Failed (lvl 2) "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under-disclosed amount of $x,xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx and the x-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	798
23584523	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,678.51	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$758.89	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	753	Not Applicable	41.499%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The second installment of county taxes for xxxx-xx is due on x/xx/xxxx in the amount of $xxxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx.  The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per the loan application, the borrower xx
The covid-19 attestation document is available at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 41.499% Tape Value: 41.500% |---| -0.001% |----| -0.00100% Comment: As per 1008 and DU DTI percentage is 41.99% Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $758.89   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): 0.00 Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000000000000000000000   Tape Value: 0100000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application reflects purpose of refinance is No Cash Out. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO and was approved at xx.xx%. The tape shows that the BWR was not employed at the time of closing, and excluding the income, the revised DTI could not be calculated. BWR defect. The subject loan originated on xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25559052	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,174.67	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,143.21	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	731	725	49.046%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There are x UCC liens found against the subject borrower in the total amount of $x.xx filed by different plaintiffs & recorded on different dates. The annual county taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation or contested matters.
No information has been found related to damage or repairs.
As per the servicing comment dated xx/xx/xxxx, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per the final xxxx application, the borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 49.046% Tape Value: 49.060% |---| -0.014% |----| -0.01400% Comment: As per loan documents borrower's DTI 49.046% but tape shows DTI 49.060%. Tape Source: Initial Tape Type: Field: Modification Original P&I Loan Value: Not Applicable Tape Value: $1143.21 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Transmittal (xxxx) is Missing (lvl 3) "Transmittal summary is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. The tape shows that the BWRx was not employed at closing, and excluding the income, the revised DTI could not be calculated. Further details were not provided. BWR defect. The subject loan originated on xx
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU xxand its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	753
13110711	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,888.27	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,469.51	3.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	793	798	42.677%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active liens and judgments have been found against the borrower and subject property. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in the recent collection comments.
No evidence has been found regarding litigation or contested matters.
As per the servicing comment dated xx/xx/xxxx, the subject property was affected by a natural disaster. The notice of commencement recorded on x/xx/xxxx shows a general description of improvement as a re-roof. As per the comment dated x/xx/xxxx, the subject property was damaged due to hail on x/xx/xxxx. The BWR filed a claim in the amount of $xx,xxx.xx. Further details not provided.
As per the servicing comment dated xx/xx/xxxx, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per final application, the borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.677% Tape Value: 42.900% |---| -0.223% |----| -0.22300% Comment: Borrower DTI Ratio Percent is 42.677% Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require MI is Not Applicable   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $1469.51   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV Ratio Percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original Standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance per HUD-1 is Limited Cash Out Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject was approved at xx.xx%. Tape shows a miscalculation of monthly property tax payments. The DTI is xx.xx%. BWRx has x years on the job as a nemourse, FICO xxx and xXxx since inception. Lender defect. The subject loan was originated on xx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at xx The current UPB is $xxx,xxx.xx."
* ComplianceEase Risk Indicator is "Elevated" (lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx. The following fee was included in the test: Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx. The following fee was included in the test: Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	712
98309761	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,978.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$771.31	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	626	Not Applicable	32.918%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx
No active judgments or liens were found.
The combined annual taxes for the year xxxx have been due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by covid-19.
As per the final xxxx, the borrower joined xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 32.918% Tape Value: 32.920% |---| -0.002% |----| -0.00200% Comment: Seller tape shows DTI Ratio percent is 32.920%, as per Documents is 32.918%. Tape Source: Initial Tape Type:
Field: Modification Original P&I Loan Value: Not Applicable Tape Value: $771.31 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) ""Seller tape shows as per xx inappropriate comparable sale selection due to location.Fannie Mae's Selling Guide states that comparables that are significantly different from the subject property may be acceptable; however, the appraiser must describe the differences, consider these factors in the market value, and provide an explanation justifying the use of the comparable(s). Appraisers must use comparable sales that are the most locationally and physically similar to the subject property. Comparable sale(s) one, two, and three were considered inappropriate as they were outside of the subject's xx and unnecessarily distant at more than three from the subject without adequate explanation as to why the comparable(s) were used. Sales in the subject's same subdivision were available. See the linked document labeled Defect Support Doc Value. xx search shows subject is valued at xx Current UPB is xx	* Compliance Testing (lvl 3) "Loan failed the Qualified Mortgage lending policy points and fees test due to fees charged $x.xxx.xx exceeds Fees threshold of $x,xxx.xx over by +$x,xxxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower:$x,xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $x.xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (xxxx) is Missing (lvl 3) "Transmittal summary is missing from loan documents."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed the OK HOEPA Higher-Priced Mortgage Loan test due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (lvl 2) "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29413374	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,667.35	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,533.90	5.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	668	765	30.275%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the latest updated title report dated xx/xx/xxxx, the subject mortgage originated on xx No active liens and judgments have been found. The first installment of county taxes for xxxx is due on x/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the application, the borrower has been working at xx as an admin for xx months.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 30.275% Tape Value: 30.280% |---| -0.005% |----| -0.00500% Comment: AS per du and 1008 borrower DTI is 30.275% Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $1533.90   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: xx   Tape Value: Conventional   Variance:    Variance %:    Comment: As per note mortgage type is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: $ $ xx Amount of Secondary Lien(s): $ 00.00. Loan Amount: xx LTV= xx and xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: $ $ xx Amount of Secondary Lien(s): $ 00.00. Loan Amount: xx LTV= xx and CLTV=xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000 Tape Value: 0000000000000 Variance: Variance %: Comment: The PH string per as of 12/xx/2023 is 0000000000000. Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The tape shows the loan closed with an expired appraisal. The appraisal report dated xx/xx/xxxx, which is older than xxx days from the closing date of xx The xxxxD appraisal update is missing. Zillow search shows an estimated value of $xxx,xxx. The current UPB is $xxx,xxx.xx." * MI, FHA or MIC missing and required (lvl 3) "Mortgage insurance certificate is missing from loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	729
46211346	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$6,828.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,440.09	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	757	766	47.288%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx No active judgments or liens found. The xxxx combined annual tax was paid in the amount of $x,xxx.xx on xx/xx/xxxx and good through xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P & I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is investment.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per the final xxxx application, the borrower was previously working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 47.288% Tape Value: 47.000% |---| 0.288% |----| 0.28800% Comment: As per latest LP, calculated DTI is 47.288% Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $2440.09   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000MM100 Tape Value: 00000000000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The subject loan is NOO. The loan is not salable due to a post-funding AUS discrepancy issue. Further details not provided. LP report dated x/xx/xxxx available in the loan documents is accept at a DTI of xx%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	726
27621803	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,705.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,710.33	6.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	625	586	56.339%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There are two prior hospital or medical liens active against the borrower xx The combined annual taxes for xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxxx.xx, and the interest rate is x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per the final xxxx, the borrower was previously working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 56.339% Tape Value: 56.340% |---| -0.001% |----| -0.00100% Comment: As per 1008, calculated DTI is 56.339%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $1710.33   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: xx   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is FHA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000 Tape Value: 00000000 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated x.xxx% Exceeds APR threshold of x.xxx% Over By -x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed the FHA QM rebuttable presumption test due to fees charged $xx,xxx.xx Exceeds Fees threshold of $x,xxx.xx Over by +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Rate Lock Fee paid by Borrower: $xxx.xx"
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges than in total cannot increase more than xx% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $xxxx.xx. However, CD dated xx reflects the sum of Section C and Recording fee at $xxxx.xx. This is a cumulative increase of $xx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is x-years."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Rate Lock Fee paid by Borrower: $xxx.xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Rate Lock Fee paid by Borrower: $xxx.xx"
* Loan does not conform to program guidelines (lvl 3)     "The subject loan was approved at xx.xxx%. Tape shows the loan is uninsurable, and the DTI for this loan is too high to submit as a manual review. Also, assets for reserves were not documented on the loan as the subject is a cash-out refinance loan. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents. Available MI certificate xx shows Fxx However, note document reflects xx."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (lvl 3)     "Loan failed the FHA QM rebuttable presumption test due to fees charged $xx,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
																																																																																							Rate Lock Fee paid by Borrower: $xxx.xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	564
93793705	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,622.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,324.93	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	30.678%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments have been found against the borrower or subject property.
The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is xx/xx/xxxx.
The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated x/xx/xxxx, the subject property is owner occupied.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 30.678% Tape Value: 30.660% |---| 0.018% |----| 0.01800% Comment: DTI ratio is 30.678% but tape data is 30.660%. Tape Source: Initial Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $2324.93   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000100000000000000M Tape Value: 0001 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. BWR refinanced the departure REO as a primary property within xx days after the closing of the subject loan. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement is missing from the loan documents." * Transmittal (xxxx) is Missing (lvl 3) "xxxx is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx reflects Appraisal Fee at $xxx.xx. However, Final CD dated xx reflects Appraisal Fee at $xxx.xx. This is an increase in fee of +$xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
79898918	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$9,633.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,374.48	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	50.330%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is one junior mortgage active against the subject property in favor of xx
The first installment of county taxes for xxxx/xxxx has been paid in the amount of $x,xxx.xx.
The first installment of other taxes for xxxx has been paid in the amount of $xxx.xx.
The second installment of county taxes for xxxx/xxxx is due in the amount of $x,xxx.xx.
The second installment of other taxes for xxxx is due in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
According to the updated title report dated xx/xx/xxxx, there is a completion report recorded on xx/xx/xxxx, which is located at xx However, the repairs, which are completed, are not mentioned in the supporting document. The entire CC is missing.
As per the final xxxx, the borrower has been working at xx
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial LE
Missing or error on the Rate Lock
Note
Notice of Servicing Transfer	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 22 (Days) |----| Comment: As per recorded mortgage application date captured as xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 50.330%   Tape Value: 46.012%   Variance: 4.318%   Variance %: 4.31800%   Comment: Borrower DTI ratio percent is unavailable as documents are missing from loan file.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per recorded mortgage borrower's first name is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 50.100%   Tape Value: 45.802%   Variance: 4.298%   Variance %: 4.29800%   Comment: Housing ratio is unavailable as documents are missing from loan file.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -3 (Days) Variance %: Comment: Note date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (lvl 4) "The original note, along with the lost note affidavit, is missing from the loan file. The loan has not been modified since origination."	* Homeownership Counselling Disclosure is missing. (lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* HUD-x Closing Statement missing or unsigned (lvl 3)     "Final closing disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (lvl 3)     "The borrower's intent to proceed is missing from the loan file."
* Loan does not conform to program guidelines (lvl 3)     "The subject loan was approved at xx%. The tape shows the rental income used on the loan is not supported by DU. The investor had already delivered the loan to Freddie Mac, they were unable to redeliver it to Fannie Mae with the revised DU findings. Further details not provided."
* Missing credit report (lvl 3)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (lvl 3)     "Final LP report is missing from loan documents."
* Missing flood cert (lvl 3)     "Flood insurance certificate is missing from loan documents."
* Missing Initial LE (lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (lvl 3)     "Home loan toolkit and settlement services provider list is missing from the loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (lvl 3) "Servicing transfer disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33928057	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,943.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,843.23	5.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	40.516%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx No active judgments or liens were found. The combined annual taxes for the year xxxx have been due in the amount of $x,xxx.xx on xx/xx/xxxx. The other annual taxes for the year xxxx, xx. The other annual taxes for the year xxxx LID #xx have been due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by covid-19.
As per the final xxxx, the borrower joined xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx Tape Value: xx |---| 214 (Days) |----| Comment: Application Date is xx Tape shows xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value is not applicable.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: $-xx Variance %: -xx Comment: Sales price is xx but tape shows xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "Tape shows loan was repurchased over issues with appraisal valuation. Subject sold xx for xx. xx shows current estimated value at xx. Current UPB $xxxK. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan failed QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx"
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
																																																																																							Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27165862	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,332.53	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,524.58	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	37.504%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The annual county taxes for xxxx are due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per tape data, the property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
As per final application, the borrower has been working at xx
The loan was originated on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Value: 17 |---| -2 |----| -11.76470% Comment: As per Tape data, age of loan is 17. However it reflects 15. Tape Source: Initial Tape Type:
Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."
																																																																																							* Property Marketability Issues (lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of property condition, room count, and GLA. Comp #x, with a sales price of $xxxK, is closest to the subject property valued at $xxxK. A Zillow search shows an estimated value of $xxxK. Current UPB $xxxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22378284	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,853.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,167.95	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	677	660	44.121%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes for xxxx-xxxx is due in the amount of $x,xxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
As per final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borrower #1 middle name as xx Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower #2 middle name as xx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 44.121%   Tape Value: 44.120%   Variance: 0.001%   Variance %: 0.00100%   Comment: As per loan documents DTI 44.121% but tape shows 44.120%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: As per loan documents maturity date is xx but tape shows xx Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by DU xx, and its recommendation is "Approve/Eligible" with a DTI of xx.xx%."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	695
55927470	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,047.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$881.75	2.875%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	44.422%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
No active judgments or liens were found.
The annual installment of school taxes for xxxx has been exempted on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Dicsloures Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.422% Tape Value: 58.920% |---| -14.498% |----| -14.49800% Comment: Calculated DTI is 44.422% Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -59 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (lvl 4) "Loan fails TX Constitution Ax required fees test due to fees charged of $x,xxx.xx exceeding the fee threshold of $x,xxx.xx by +$xxx.xx.
 The following fees were included in the test: Attorney's Fee (Closing Agent Only) paid by Borrower: $xxx.xx Guaranty Assessment Recoupment paid by Borrower: $x.xx Loan Origination Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Recording Fee paid by Borrower: $xxx.xx Settlement or Closing Fee paid by Borrower: $xxx.xx Title Insurance Services paid by Borrower: $xxx.xx  A signed rate lock, par rate sheet and discount point acknowledgment disclosure are missing from the loan documents."
* Qualified Mortgage DTI exceeds xx% (lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. Also, tape shows the DTI may push to xx.xxx%. AUS report is missing from the loan documents."	* ComplianceEase TILA Test Failed (lvl 3) "Loan failed TILA finance charge test due to finance charge disclosed on final CD as $xx,xxx.xx. Calculated finance charge is $xx,xxx.xx for an under disclosed amount of -$xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on xx the SOL is x-year.

Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final CD as $xx,xxx.xx. Calculated finance charge is $xx,xxx.xx for an under disclosed amount of -$xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on xx

Also, tape shows TRID final closing disclosure finance charge test failed."
* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3)     "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan file. Subject loan is a refinance, originated on xx
* Final Application Incomplete (lvl 3)     "Lender loan information page of final application is missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling disclosure is missing from the loan file."
* Intent to Proceed Missing  (lvl 3)     "Intent to proceed is missing from the loan file."
* Loan does not conform to program guidelines (lvl 3)     "The tape shows that there is no evidence supporting the fact that the borrower received copies of all documents signed at closing, a completed loan application was not provided at least x business day prior to closing, an acknowledgment of FMV disclosure was not provided, and a notice of right to cancel is missing. Also, the loan closed prior to the expiration of the xx-day cooling-off period. Further details not provided. A review of the loan documents shows all closing documents, final application, FMV disclosure, and notice of RTC are available in the loan documents."
* Missing DU/GUS/AUS as required by guidelines (lvl 3)     "AUS/DU report is missing from the loan file."
* Missing Initial xxxx_Application (lvl 3)     "Initial application is missing from the loan file."
* Missing Initial Closing Disclosure (lvl 3)     "Initial closing disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan file."
																																																																																							* Missing Required Disclosures (lvl 3) "Settlement services provider list is missing from the loan documents."			Significant	Pass	Fail	No Result	Fail	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71962536	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,325.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$821.86	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	753	Not Applicable	38.803%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No bankruptcy and foreclosure evidence has been found.
As per the final xxxx, the borrower has been working at xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 38.803% Tape Value: 38.800% |---| 0.003% |----| 0.00300% Comment: As per final 1008 and DU borrower DTI is 38.796%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx Amount of Secondary Lien(s): $ 00.00. Loan Amount- xx LTV= xx and CLTV= xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.002%   Variance %: 0.00200%   Comment: Collateral value used for underwriting: xx Amount of Secondary Lien(s): $ 00.00. Loan Amount- xx LTV= xx and CLTV= xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per final application purpose of refinance is cash out other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: As per final CD purpose of transaction is cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -62 (Days) Variance %: Comment: As per note stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails compliance ease delivery and timing test for revised closing disclosure dated xx Document tracker is missing and x business days were added to get receipt date xx/xx/xxxx which is after the consummation date xx/xx/xxxx. Subject loan is refinance case, originated on xx
																																																																																							* Loan does not conform to program guidelines (lvl 3) "Tape shows an incorrect appraised value of xx was used by the lender; using the correct value of xx the LTV goes to xx which is ineligible for fixed-rate cash-out refinance transactions secured by a one-unit principal residence. Also, incorrect RTC Form H-x was used instead of H-x as the loan was refinanced with a different lender. Further details not found."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71890106	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,100.27	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$790.49	4.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	656	674	39.469%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual school taxes for xxxx are due on x/xx/xxxx in the amount of $xxxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per the final xxxx, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.469% Tape Value: 39.470% |---| -0.001% |----| -0.00100% Comment: Seller tape shows DTI Ratio percent is 39.470% as per the latest document is 39.469%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Other   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: Seller tape shows State maturity date is xx as per the Note document is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows loan does not meet the income and asset guideline requirements. BWR has x.x years on the job as a yard supervisor, FICO xxx, and $xxk equity in the subject. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active."
* ComplianceEase State/Local Predatory Test Failed (lvl 4) "Loan failed TX Constitution Ax required fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx. Signed rate lock agreement and discount point acknowledgment are missing from the loan documents The following list of fees was included in the test. Document Preparation Fee paid by Borrower: $xxx.xx Loan Origination Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Recording Fee paid by Borrower: $xxx.xx Settlement or Closing Fee paid by Borrower: $xxx.xx Title-Guaranty Assessment Recoupment charge paid by Borrower: $x.xx A par rate pricing sheet is available, but a signed rate lock agreement and discount point acknowledgment disclosure are missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The appraisal report states ‘as is'. The photo addendum reflects peeling paint on exterior siding and exposed wood siding. The appraisal report does not reflect the cost to complete the repair. xxxxD is missing from the loan document, and the final CD does not reflect the escrow holdback."
* Compliance Testing (lvl 3)     "Tape shows the loan fails the QM points and fees test and the TX Constitution Ax required fees test."
* ComplianceEase Exceptions Test Failed (lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx reflects the appraisal fee at $xxx.xx. However, the final CD dated xx reflects an appraisal fee of $xxx.xx. This is an increase in the fee of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance, originated on xx
Tape shows loan failed TRID zero percent tolerance violation without sufficient cure. Further details not provided."
* Final Application Incomplete (lvl 3)     "Lender loan information section is missing from the loan documents."
* GSE Points and Fees Test Violations (lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds the fee threshold of $x,xxx.xx over by $xxx.xx. A signed rate lock agreement and discount point acknowledgment is missing from the loan documents. The following lists of fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds the fee threshold of $x,xxx.xx over by $xxx.xx. A signed rate lock agreement and discount point acknowledgment is missing from the loan documents. The following lists of fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (lvl 2) "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations xxxx.xx(b), (c), and (d).

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Significant	Pass	Pass	Pass	Fail	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	628
54419353	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,524.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,395.20	2.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	796	801	42.885%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.885% Tape Value: 42.890% |---| -0.005% |----| -0.00500% Comment: Borrower DTI ratio percentage is 42.885% Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV Ratio Percentage is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.003%   Variance %: xx   Comment: Original Standard LTV is xx .   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The subject loan is VA cash-out refinance approved at x.xx% interest rate and xx LTV. Further details not provided." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (lvl 3) "Initial settlement service provider list is missing from the loan documents. Revised settlement service provider list is located at xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	778
6634886	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,007.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,182.27	1.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	792	38.598%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is one junior mortgage against the subject property originated on xx The second installment of county taxes for xxxx is due in the amount of $xxxx.xx, which was due on xx/xx/xxxx.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. The borrower is getting social security income. The post-closing details regarding the foreclosure have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 38.598% Tape Value: 38.600% |---| -0.002% |----| -0.00200% Comment: Tape data shows DTI is 36.600%. Actual data shows DTI is 38.598%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Tape data shows original LTV is xx Actual data shows original LTV is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Tape data shows purpose of refinance per HUD-1 is No cash-out. Actual data shows purpose of refinance per HUD-1 is Limited cash out.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: Tape data shows stated maturity date is xx Actual data shows maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $x,xxx.xx Exceeds Fees threshold of $x,xxx.xx Over by +$x,xxx.xx.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3)     "ComplianceEase TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is x years."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows incorrect RTC Form H-x was used instead of H-x as the loan was refinanced with a different lender. Further details not found."
* Missing Initial xxxx_Application (lvl 3)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	802
64079851	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$12,129.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,447.79	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	38.516%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
There is one prior mortgage open against the property in the amount of xx.
The first installment of county taxes for xxxx/xxxx is paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx/xxxx is due in the total amount of $x,xxx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $x,xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $x,xxx,xxx.xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
The loan was originated onxx and the covid-19 attestation document is available in the loan file located at xx
As per the seller's tape data, the subject property is owner-occupied.
As per xxxx, the borrower has been working at xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject was approved at DTI xx.xx%. Tape shows income miscalculation as the lender used xxxx W-x for qualifying BWR based on xxxx earnings, and xxxx tax returns are missing. The revised DTI is xx.xx%. BWR has x.x years of SE as an auto sales/mechanic, FICO xxx, and $xxxk equity in the subject. Further details were not provided. Lender defect. The subject loan was originated on xx and the x-year SOL is active."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $xxx.xx. The final CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan was originated on xx and the x-year SOL is active."
* Missing DU/GUS/AUS as required by guidelines (lvl 3)     "AUS-DU at closing is missing from the loan documents,"
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64076523	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,290.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,550.38	2.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	49.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
There is a junior mortgage against the subject property in the amount of xx
There is a prior civil judgment against the borrower, xx
The second installment of xxxx-xx county taxes is due on x/xx/xxxx in the amount of $xxxx.xx.
No prior year’s delinquent taxes have been found.	As per payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The current status of the loan is performing.
As per payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per the final xxxx, the borrower was previously working at xx covid-19 attestation document is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current Value is N/A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a refinance, originated on xx and the SOL is x years."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows income misrepresentation. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflect Points - Loan Discount Fee at $x,xxx.xx. Final CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is x years.

Exception downgraded to level x as x year SOL has been expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84923951	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,841.65	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,802.03	5.250%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	622	Not Applicable	55.091%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx/xx/xxxx, the borrower has been delinquent for x month with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently in collection. As per the review of payment history as of xx/xx/xxxx, the borrower has been delinquent for x month with the loan and next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
As per the final application, the borrower has been working at xx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal calculated CLTV ratio is xx however, seller tape shows CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal calculated LTV ratio is xx however, seller tape shows LTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 357   Tape Value: 355   Variance: 2   Variance %: 0.56338%   Comment: As per note doc stated remaining term is 357; however, seller tape shows remaining term is 355.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* ComplianceEase Exceptions Test Failed (lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflects Transfer Taxes at $x,xxx.xx. CD dated xx reflects Transfer Taxes at $x,xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the x-year SOL is active."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows loan is uninsured as the loan amount of $xxx,xxx exceeds the FHA county limit and is ineligible for FHA financing. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage Insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (lvl 3)     "Loan fails FHA QM Rebuttable Presumption Test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xxx.xx.
The below fees were included in this test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
																																																																																							Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% under variance of -x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30351875	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$15,341.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,376.23	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	701	700	49.866%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx. There are three prior civil judgments against the borrowers, xx which were filed by different plaintiffs and recorded on different dates. There are two prior state tax liens against the borrower, xx. The first installment of xxxx town taxes is due on x/xx/xxxx in the amount of $xxxx.xx. No prior year’s delinquent taxes have been found.	As per payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx and the interest rate is x.xxx%.	Collections Comments:Latest collection comments are missing. The current status of the loan is performing. As per payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx, and the interest rate is x.xxx%. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found in the collection comments. No evidence of damage or repair has been found. As per final xxxx, the borrower was previously working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.866% Tape Value: 50.268% |---| -0.402% |----| -0.40200% Comment: Borrower DTI ratio is 49.866%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is N/A. Tape Source: Initial Tape Type: Field: MI Company Loan Value: xx Tape Value: Triad Variance: Variance %: Comment: MI company is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (lvl 3) "This loan failed the prohibited fees test. Fees charged $xx,xxx.xx Fees Threshold $x.xx over by $xx,xxx.xx. The below fees were included in the test. Attorney Fee paid by Borrower: $x,xxx.xx Buyers Agent Real Estate Commission Fee paid by Seller: $xx,xxx.xx xx Fee paid by Borrower: $xx.xx Sellers Agent Real Estate Commission Fee paid by Seller: $xx,xxx.xx Title - Closing Protection Letter Fee paid by Borrower: $xx.xx"	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows an undisclosed monthly debt of $xxx and a revised DTI of xx.xx%. Further details were not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	785
86785705	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,573.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,628.39	5.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	720	41.723%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The first installment of county taxes for xxxx/xxxx is paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx/xxxx is due in the total amount of $x,xxx.xx on x/xx/xxxx.
The first installment of county taxes for xxxx/xxxx is paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx/xxxx is due in the total amount of $xxx.xx on x/xx/xxxx.
The first installment of county taxes for xxxx/xxxx is paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx/xxxx is due in the total amount of $xxx.xx on x/xx/xxxx.
The first installment of county taxes for xxxx/xxxx is paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx/xxxx is due in the total amount of $xxx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the due date of xx/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Currently, the loan is in collection.
As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per xxxx, the borrower has been working at xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Assets do not meet guidelines (lvl 3) "The tape shows the subject loan needed reserves of $x,xxx.xx for the subject property. Total assets available as per DU of $xx,xxx satisfy the cash to close requirement, but they do not satisfy the additional reserve requirement of $x,xxx.xx. Further details not provided. BWR has been xXxx since inception on x/xx/xx." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	682
33121608	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,839.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$906.34	2.999%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	724	783	44.110%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx There is a UCC financing statement in favor of xx which was recorded on xx The first installment of county taxes for xxxx has been paid in the amount of xx The second installment of county taxes for xxxx is due on xx in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final xxxx, unable to confirm the current employment details of the borrower. The co-borrower has been working at xx  as a senior analyst and project manager for x.x years.
covid-19 attestation is available in the loan file, which is located at xx
As per the comment dated xx the subject property is owner occupied.
As per the comment dated xx the borrower intends to retain the property.
As per the comment dated xx the FEMA declared a disaster for xx
As per the comment dated xx the borrower's income was impacted by covid-19. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value:xx Comment: DTI is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -xx Variance %: xx Comment: Hxx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx%. The tape shows the lender miscalculated income and total debts. The revised DTI is xx.xxx%. The lender failed to document the transfer of $xK in gift funds, and excluding the gift amount from the total available assets of $xK creates an asset shortfall. Further details not provided. Lender defect. The subject loan was originated on xx. BWRx has x years on the job as a senior analyst, FICO xxx, and $xxxK equity in the subject. BWR was xXxx, xXxx last xx months."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is xx and total expenses are in the amount of xx The loan was underwritten by LP xx, and its recommendation is xx” with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	799
85766498	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,481.29	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,979.99	3.499%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	759	37.662%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx. No active judgments or liens have been found. The first and second installments of county taxes for xxxx have been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx(PITI), which was applied for the due date ofxx. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final xxxx, the borrower has been working at xx as a xx for xx.x years. Unable to confirm the current employment details of the co-borrower.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: MI Company Loan Value: xx Tape Value: Triad Variance: Variance %: Comment: As per MI cert MI company name is xx; however, seller tape shows MI company name is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "Tape shows the comps selected are inappropriate and do not support the appraised value. Review of the appraisal report shows that the comps are x.xx miles away from the subject. Subject is new construction that appears to be in an industrial/commercial area and may have a second unit currently for rent per Zillow. Comp #x with a sales price of xx is closest to the subject property, valued at xx Realtor.com search shows an estimated value of xx Current UPB is xx Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Tape shows completion report or xxxxD alternative is missing from the loan file. Subject property is a new construction. The appraisal was subject to completion of construction, and the xxxxD available in the loan documents confirms construction is complete."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx does not reflect mortgage broker fee. Final CD dated xx reflects mortgage broker fee at xx
Loan estimate dated xx reflects points - loan discount fee at xx Final CD dated xx reflects points - loan discount fee at xx
This is a cumulative increase of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x-year SOL is expired.

																																																																																								This loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx Subject loan is purchase case, originated on xx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	746
1522276	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,455.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$622.68	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	Not Applicable	37.712%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx and recorded on xx in the amount of xx with xx
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The UPB is xx
As per the final application, the borrower worked at xx for the period of xx. Currently, the borrower has been working at xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value NA Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Triad   Variance:    Variance %:    Comment: MI Company xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: $-xx Variance %: -xx Comment: Original appraised value xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan document."
																																																																																							* Property Marketability Issues (lvl 3) "Tape shows the comps selected are inappropriate and do not support the appraised value. Review of the appraisal report shows that the comps selected are dissimilar in terms of property condition, GLA, basement & finished rooms below grade, property upgrades, and additional amenities. Comp #x with a sales price of xx is closest to the subject property, valued at xx Zillow search shows an estimated value of xx Current UPB is $xxxK."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37709013	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,819.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.24	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	46.321%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx No active judgments or liens were found. The county taxes for xx were paid in the total amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx. The current monthly P&I is xx with an interest rate of xx. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx The current UPB is xx
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by the owner.
As per the final application, the borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Triad   Variance:    Variance %:    Comment: Seller tape shows MI Company is Triad, as per the MI document is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xxape Value: xx Variance: Variance %: Comment: Seller tape shows Property Address xx	4: Unacceptable	* Property Marketability Issues (lvl 4) "The subject project does not comply with the condominium project eligibility requirements of the xx. The subject condo project association is party to a lawsuit regarding structural concerns. This litigation was filed against the association by a unit owner who alleges the association failed to maintain the common elements. Further details were not provided. xx search shows an estimated value of xx Current UPB is xx Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx nd its recommendation is Accept with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
54954927	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,609.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,920.75	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	694	660	40.538%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx and was recorded on xx in the amount of xx. There is a xx found against the subject property in favor of xx which was recorded on xx The annual combined taxes for xxxx were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The last payment was received on xx in the amount of PITI xx which was applied for the due date of xx. The current P&I is xx and the rate of interest is xx. The current UPB is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments.  CCs do not show any damage.
As per the final xxxx application, the borrower was previously working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance Transmittal (1008)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per appraisal report CLTV is xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 346 Tape Value: 345 Variance: 1 Variance %: xx Comment: Stated remaining terms are 346. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape shows the loan is uninsurable due to BWRx citizenship being unable to be validated. BWRx is PRA, and the lender failed to document the SSAxx form, and BWR is not able to provide a copy of their birth certificate. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (xxxx) is Missing (lvl 3) "Transmittal summary is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx reflects Credit Report Fee at xx Final CD dated xx reflects Credit Report Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the x-year SOL is expired.

																																																																																								TRID violation due to decrease in lender credit on final CD dated xx Initial LE dated xx reflects lender credit at xx Final CD dated xx reflects lender credit at xx This is decrease of -xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase, originated on xx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	433
45837647	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,921.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,975.82	5.500%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	657	Not Applicable	42.485%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with the lender xx which was recorded on xx.
No active judgments or liens have been found.
The annual combined taxes for xxxx were paid on xx
No prior year’s delinquent taxes have been found.	As per the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx. The current UPB is xx, and the interest rate is xx.	Collections Comments:The current status of the loan is performing.
As per the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx The current UPB is xx
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per the final application, the borrower has been receiving income from social security and retirement.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx LTV = xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "ComplianceEase exception failed the reimbursement amount validation test due to one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx the SOL is x year."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $xx,xxx.xx fees threshold $x,xxx.xx over By +$x,xxx.xx.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated x/xx/xxxx does not reflect Mortgage Broker Fee. Final CD dated xx reflects Mortgage Broker Fee at $x,xxx.xx.
Loan estimate dated x/xx/xxxx does not reflects Appraisal Re-Inspection Fee and Home Certification. Final CD dated x/xx/xxxx reflects Appraisal Re-Inspection Fee and Home Certification at $xxx.xx. This is a cumulative increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx the SOL is x year."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
* Loan does not conform to program guidelines (lvl 3)     "Tape shows the loan is uninsurable due to the lender using the appraised value of $xxxK instead of the appraised value of $xxxK reflecting in the appraisal report in the EDGE appraisal services. As a result, the corrected LTV is over xx Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (lvl 3) "Mortgage insurance certificate is missing from the loan file."	* Property is Manufactured Housing (lvl 2) "As per appraisal report located at xx the subject property is a manufactured home. VIN# mentioned on the MH rider attached to the mortgage. The ALTA x endorsement is attached to the final title policy."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45443035	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,680.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,541.99	5.500%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	46.811%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx
No active liens and judgments have been found.
The second installment of county taxes for xxxx is due in the amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of PITI xx which was applied for the due date of xx The current P&I is xx and the rate of interest is xx. The current UPB is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments.  CCs do not show any damage.
As per the final application, the borrower has been receiving income from social security and retirement.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 82.298%   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original LTV is xx but tape shows xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx reflects Credit report fee at $xx.xx. Final CD dated xx reflects Credit report fee at $xx.xx. This is an increase in fee of +$xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the x years SOL is active."
* Loan does not conform to program guidelines (lvl 3)     "The tape shows the subject loan is not insurable by the FHA as the corrected appraised value is $xxxK and the revised LTV is xx Further details not provided. A Zillow search shows an estimated value of xx Current UPB is $xxxK."
* MI, FHA or MIC missing and required (lvl 3)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing credit report (lvl 3)     "Credit report is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50161751	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,933.39	$5,866.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,353.03	5.625%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	723	56.999%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage was originated on xx and recorded on xx in the amount of xx No active judgments or liens were found. The xnd installment of city taxes for xxxx is past due in the total amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date for the regular payment is xx The last payment was received on xx in the amount of PITI xx which was applied for the due date of xx. The current P&I is xx and the rate of interest is xx The current UPB is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments.  CCs do not show any damage.
As per the final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape data shows CLTV ratio is xx Actual data shows CLTV ratio is xx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape data shows LTV ratio is xx Actual data shows LTV ratio is xx Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx
Wire Transfer Fee paid by Borrower: $xxx.xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx
Wire Transfer Fee paid by Borrower: $xxx.xx"
* Loan does not conform to program guidelines (lvl 3)     "The tape shows the loan was approved at xx%, and the AUS recommendation was refer due to the ZFHA error on this one. The AUS in file reflects that the risk recommendation is approve/eligible at xx%. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (lvl 3)     "Loan fails FHA QM rebuttable presumption test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx
																																																																																							Wire Transfer Fee paid by Borrower: $xxx.xx"	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated xx exceeds APR threshold of xx under by -xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	722
2215280	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,352.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,691.12	2.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	44.437%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx and was recorded on xx in the amount of xx
No active judgments or liens were found.
The county taxes for xxxx (xst installment) are paid in the amount of xx
The county taxes for xxxx (xnd installment) are due in the amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx which was applied to xx The current monthly P&I is xx, with an interest rate of xx The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx which was applied to xx The current UPB is xx
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the tape data, the subject property is owner-occupied.
As per final xxxx, the borrower previously worked at HD Supply for the period xx. Currently, the borrower has been working with xx. as a construction liason for x months.
The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -133.996% |----| -xx Comment: As per 1008 DTI is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: As per 1008 DTI is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx Tape shows income misrepresentation, and the revised DTI is xx Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is expired."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx does not reflect Mortgage Broker Fee. Final CD dated xx reflects  Mortgage Broker Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the x-year SOL is expired.

Loan failed lender credits that cannot decrease x% tolerance test. Initial CD dated  xx reflects lender credit at xx Final CD dated xx reflects lender credit at xx This is a decrease in fee of xx for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the x-year SOL is expired."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is 'Approve/Eligible' with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69308473	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,748.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,179.79	5.249%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	50.753%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx in the amount of xx which was recorded on xx.
 No active liens and judgments have been found.
The second installment of xxxx county taxes is due in the amount of xx
No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The current UPB is xx, and the interest rate is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of $xxxx.xx which was applied to the due date of xx The current UPB is xx
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per collection comment dated xx the RFD is excessive obligations.
 As per the final xxxx, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV ratio is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: LTV ratio is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 354 Tape Value: 353 Variance: 1 Variance %: xx Comment: Remaining term is 354 but tape shows 353. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx does not reflect mortgage broker fee. Final CD dated xx/xx/xxxx reflects mortgage broker fee at $x,xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is x-years."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.  The following fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $xxx.xx.   Loan fails QM lending points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.  The following fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $xxx.xx."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows the loan is uninsurable as the RCE (reconstruction cost estimate) value does not cover the full cost and the policy in file only supports $xxxk. The review of the HI policy shows that the dwelling coverage of $xxx,xxx does not cover the reconstruction cost estimate of $xxx,xxx. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Rebuttable Presumption - defined by loan findings (lvl 3) "Loan failed FHA QM rebuttable presumption test due to fees charged x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx. The following fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $xxx.xx."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "Loan failed FHA QM safe harbor threshold test due to APR calculated xx exceeds APR threshold of xx under variance by -xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98026218	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$340.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,994.90	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	782	Not Applicable	33.841%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx for the amount of xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for xxxx were paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx The current P&I is xx and the interest rate is xx.	Collections Comments:The loan is currently performing and the next due date is xx
The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated xx the subject property is owner occupied.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: MI Company Loan Value:xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Tape shows safety, soundness, and structural integrity issues. The appraisal report is "as is," but the photo and comment addendum show the subject pavilion appears to have water damage, ceiling stains, and possible mold in the party pavilion. xxxxD available in the loan document shows some of the repair work is completed. The xxxxD pictures do not match the appraisal photos in full. Elevated for client review."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test. (xx)
A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/xxxx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $x,xxx.xx.
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx.

Loan qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $x,xxx.xx.
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement is missing from the loan documents."
* Property Marketability Issues (lvl 3) "Tape shows the comps selected are inappropriate and do not support the appraised value. Review of the appraisal report shows that the subject is in a suburban area, and comp #x is x.xx miles away from the subject. The comps selected are dissimilar in terms of lot size, surrounding view, design (style), property condition, GLA, property upgrades, and additional amenities. Also, the sales price of the comps selected does not bracket the subject property. Comp #x with a sales price of xx is closest to the subject property, valued at xx Zillow search shows an estimated value of xx Current UPB is $xxxK."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test.
Initial loan estimate dated xx reflect Points - Loan Discount Fee at xx Final CD dated xx reflects Points - Loan Discount Fee at xx
Initial loan estimate dated xx reflect Appraisal Fee at xx Final CD dated xx reflects Appraisal Fee at xx
Initial loan estimate dated xx does not reflect Mortgage Broker Fee. Final CD dated xx reflects Mortgage Broker Fee at xx
Initial loan estimate dated xx does not reflect Appraisal Re-Inspection Fee and Architectural / Engineering Fee. Final CD dated xx reflects Appraisal Re-Inspection Fee at xx and Architectural / Engineering Fee at xx
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the x-year SOL is active.

A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx

Exception downgraded to level x as x year SOL has been expired."
																																																																																								* Property is Manufactured Housing (lvl 2) "Home is affixed. As per the appraisal report located at xx the subject property is manufactured home. The manufactured home rider is located at xx shows the subject property is manufactured home with serial xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39355227	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,978.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$984.21	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	49.632%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx
There is junior mortgage active against the subject property in favor of xx in the amount of xx
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The UPB is xx
As per the final application, the borrower has been working at xx.
Unable to determine the current condition and occupancy of the property.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: MI Coverage Amount Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per MI cert MI coverage amount is xx however, seller tape shows MI coverage amount is xx Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -35 (Days) Variance %: Comment: As per note doc note date is xx however, seller tape shows note date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "The tape shows the condo budget does not have the xx% reserve requirement. The project budget and condo questionnaire are missing from the loan file. A xx search shows an estimated value of xx Current UPB: xx Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50861197	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,001.63	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,561.32	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	676	779	36.328%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx. for the amount of xx There is a civil judgment against the borrower in favor of the xx The annual combined taxes for xxxx were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx.	Collections Comments:The loan is currently performing and the next due date is xx The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. As per the final application, the borrower has been working at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Flood Certificate Hazard Insurance HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (1008)	Field: MI Coverage Amount Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: MI coverage amount is xx Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -59 (Days) Variance %: Comment: Original note doc is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "As per the appraisal report dated xx the subject is "as-is." A photo addendum shows there is a crack in the foundation of the xx. Tape also shows xx is citing the crack in the foundation in the sunroom addition. The appraiser confirmed no structural and/or safety hazards. Elevated for client review."	* Homeownership Counselling Disclosure is missing. (lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* HUD-x Closing Statement missing or unsigned (lvl 3)     "Final closing disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (lvl 3)     "Flood cert is missing from the loan documents."
* Missing Initial Closing Disclosure (lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (lvl 3)     "Hazard insurance is missing from the loan documents."
* Missing Required Disclosures (lvl 3)     "Settlement services provider list is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (lvl 3)     "The affiliated business disclosure is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	744
24343145	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,252.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,111.95	5.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	45.063%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx for the amount of xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of xx
The annual county taxes for xxxx were paid in the amount of xx
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx.
Collections Comments:The loan is currently performing and the next due date is xx
The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -62 (Days) |----| Comment: As per note doc note date is xx however, seller tape shows note date is xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "On subject the title is vested under the name Chicago Title Land Trust Company as a trustee under the provisions of trusted dated August xx,xxxx and known as rust number xxxxxxxxxx. Tape shows land trust documents corrected; however, Chases stated it was past their time limit. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1671747	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,070.85	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$807.50	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	757	Not Applicable	15.262%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx. for the amount of xx
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for xx is due in the amount of xx
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx The current P&I is xx and the interest rate is xx.	Collections Comments:The loan is currently performing and the next due date is xx
The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Initial Escrow Acct Disclosure	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -53 (Days) |----| Comment: Note reflects date as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "The tape shows the condo project is not available for delivery to xx The condo questionnaire document is not available in the loan file, and the appraisal report shows the condominium project budget was not available for review. xx search shows an estimated value at xx Current UPB xx Elevated for client review."	* HUD-x Closing Statement missing or unsigned (lvl 3) "Final CD is missing from the loan documents."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
3480262	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,833.99	$5,044.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.17	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	684	36.185%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx There is one xx statement against the borrower in favor of xx which was recorded on xx The amount of the lien is not mentioned on the supporting document. The first installment of county taxes for xx has been paid in the amount of xx. The second installment of county taxes for xx is due on xx The first and second installments of county taxes for xx have been delinquent in the total amount of xx which are good through xx	According to payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final xxxx, the borrower is retired and receives social security income. The co-borrower has been working at xx covid-19 attestation is available in the loan file, which is located at xx
As per the comment dated xx the reason for default is excessive obligations.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 26 Tape Value: 28 |---| -2 |----| -xx Comment: As per note doc age of loan is 26; however. seller tape shows age of loan is 28. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -3.868%   Variance %: -xx   Comment: As per final 1003 and DU housing ratio is xx however, seller tape shows housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -791 (Days)   Variance %:    Comment: As per note doc interest paid through date is xx however, interest paid through date is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property Marketability Issues (lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, property condition, room count, or GLA. Comp #x, with a sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB $xxxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	763
41249269	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$9,875.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.70	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	746	Not Applicable	47.742%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx but not recorded.
No active judgments or liens found.
The annual county taxes for xxxx were paid off in the amount of xx
As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of xx the borrower is current with the loan and the next due date of payment is xx. The last payment was received on xx in the amount of xx which applied for xx. The current P&I is xx with an interest rate of xx. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx the borrower is current with the loan and the next due date of payment is xx The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The reason for default is unable to be determined from the latest collection comments.
As per final application, the borrower has been working at xx
As per the servicing comment dated xx the subject property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	4: Unacceptable	* Mortgage Not Recorded (lvl 4) "As per tape data, the subject mortgage was originated on xx but the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at xx
* Type of Ownership is Leasehold or Cooperative (lvl 4) "As per the assignment of lease document located at xx, xx and xx are lessee and they both originated the subject mortgage on xx Lease agreement is missing from the loan file. Assignment of lease document is available in the loan file but it did not have lease terms."	* Homeownership Counselling Disclosure is missing. (lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock provided expired on x/xx/xxxx and the loan closed on x/xx/xxxx. No lock extension found. (xx)"
* Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflects Appraisal Fee at xx However, CD dated xx reflects Appraisal Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of xx		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83480830	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,848.09	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,144.38	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	777	778	42.178%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx No active judgments or liens have been found. The annual installments of county taxes for xxxx have been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final xxxx, the borrower, xx. The borrower has been an xx The first co-borrower,xx The second co-borrower,xx
As per the comment dated xx the reason for default is servicing problems.
As per the comment dated xx the subject property is owner occupied.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Housing Ratio per U/W is xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Payment History String is N/A Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: PUD Tape Value: xx Family Variance: Variance %: Comment: Subject Property Type PUD Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The subject was approved as NOO. The tape shows the subject loan had an EPD (early payment default), and x of the first x payments due to the investor was for xx days of delinquency. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	767
36458309	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,883.51	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,031.23	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	738	713	38.787%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx with instrument#xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County taxes for xxxx have been paid in the amount of xx
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx the loan is performing. The last payment was received in the amount of xx which was applied for the due date of xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of xx the loan is performing. The last payment was received in the amount of xx on xx Current UPB as of date reflected in the provided payment history is xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
As per xxxx, the borrower has been working at xx
The details on foreclosure and bankruptcy are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock Transmittal (1008)	3: Curable	* Missing Initial Closing Disclosure (lvl 3) "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx
Tape shows lender did not require lease on departing residence, BWR had undisclosed auto loan debt, and lender miscalculated SE income using only a x-year tax return. The revised DTI is xx Borrower defect. BWR has been SE for more than xx in the subject. The subject loan originated on xx and the x-year SOL is active.""
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (lvl 2) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents.Subject loan is a purchase, originated on xx and the SOL is x year."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63967107	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,124.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,657.29	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	724	722	46.870%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx. No active judgments or liens found. The annual combined taxes for xxxx are due on xx. The annual other taxes for xxxx are due on xx. As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of xx, the borrower is current with the loan and the next due date of payment is xx. The last payment was received on xx in the amount of xx which applied for xx. The current P&I is xx with an interest rate of xx. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx the borrower is current with the loan and the next due date of payment is xx The last payment was received in the amount of xx which applied for xx The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The reason for default is unable to be determined from the latest collection comments.
As per final xxxx application, the borrower has been working at xx.
As per seller’s tape the subject property is owner occupied.
Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing or error on the Rate Lock		4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation as the BWR is not occupying the property. Further details were not provided. Elevated for client review." * Qualified Mortgage DTI exceeds xx% (lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower’s income was $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx. AUS report is missing from the loan documents."	* Missing DU/GUS/AUS as required by guidelines (lvl 3) "AUS report is after closing , which is located at " xx". AUS report at the time closing is missing from the loan documents." * Missing Initial Closing Disclosure (lvl 3) "Initial closing disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase TRID Tolerance Test is Incomplete (lvl 2) "Compliance TRID tolerance is incomplete due to initial CD is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	705
91110198	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,421.73	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,638.61	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	26.902%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx, the subject mortgage was originated on xx in the amount of xx.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx the borrower called the servicer about selling a part of the property and inquired about setting the payoff. The comment dated xx shows the servicer and borrower discussed partial release. However, no further activity has been found regarding partial release in comments as of xx Also, UT report dated xx does not reflect any recording details about partial release.
As per the final application, the borrower has been working at xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Value: 17 |---| -2 |----| -xx Comment: Age of loan is 15. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Housing ratio per xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -365 (Days)   Variance %:    Comment: Interest paid through date is xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Other   Tape Value: xx  Variance:    Variance %:    Comment: MI company name is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "Tape shows that the appraised value of the subject is not supported due to the use of inappropriate comparable sales. The review of the appraisal report shows that the comps selected are dissimilar in terms of distance to the subject property, lot size, wide range of sales price, actual age, GLA, bedroom count, and additional amenities. A Zillow search shows an estimated value of xx Current UPB xx Elevated for client review."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan was originated on xx and the SOL is x year."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. However, CD dated xx reflects Appraisal Re-Inspection Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan was originated on xx and the SOL is x year."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (lvl 2) ""According to the appraisal report located at xx, the subject property type is manufactured housing. According to UT, the manufactured home rider is located at xx" and the affidavit of affixation is located at xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78784525	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,946.99	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,590.45	5.625%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	42.693%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender xx. for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx.

Collections Comments:The loan is currently performing and the next due date is xx
The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx the reason for default is curtailment of income.
As per the comment dated xx the subject property is located in disaster area due to Hurricane Ida.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -xx Comment: Age of loan is "xx. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower middle name is xx but tape data is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Tape data shows housing ratio is xx Actual data shows housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: Single Family Variance: Variance %: Comment: Subject property type is xx Family. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (lvl 3) "Homeownership counseling disclosure is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (lvl 3) "Tape shows the loan does not meet the xxx-day seasoning requirement. Further details not provided."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83543861	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$101,274.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$629.91	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	34.092%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The subject property is axx
According to the updated title report dated xx the subject mortgage was originated on xx
The first, second, third and fourth installments of combined taxes for xx are due in the total amount of xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower has been current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower has been current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final application, the borrower was previously a student at xx Currently, the borrower has been working at xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 29 Tape Value: 31 |---| -2 |----| -xx Comment: Note reflects age of loan as 29 months. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Hsg ratio is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Payment History String is Not Applicable   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xxTape Source: Initial Tape Type:	4: Unacceptable	* Mortgage Not Recorded (lvl 4) "A copy of the recorded mortgage is missing in the loan files. An unrecorded copy of the mortgage (loan security agreement) is available in the loan file, which is located at xx
* Type of Ownership is Leasehold or Cooperative (lvl 4) "As per the assignment of the lease document located at xx is the lessee, and she originated the subject mortgage on xx Lease agreement is missing from the loan file. Assignment of lease document is available in the loan file but it did not have lease terms."	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx. The following fees were included in the test: Mortgage Broker Fee (Indirect) $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
																																																																																							* GSE Points and Fees Test Violations (lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx. The following fees were included in the test: Mortgage Broker Fee (Indirect) $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92659162	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,506.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,670.75	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	753	Not Applicable	45.320%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx which was recorded on xx
There is a prior credit card judgment against the borrower xx in favor of xx in the amount of xx
The county taxes for xxxx were paid on xx However, the second installment of county taxes for xx
No prior year’s delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx
The loan has not been modified since origination.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per final xxxx, the borrower has been working at xx
Seller's tape shows that the borrower did not occupy the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -xx Comment: Age of loan is 11. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Housing ratio per U/W is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 4 (Days)   Variance %:    Comment: Original note doc date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation, and BWR did not occupy the subject property. Further details were not provided. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xx Current UPB $xxx,xxx.xx."
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
																																																																																							* Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31229598	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,080.33	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,520.55	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	732	40.308%	First	Commitment	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the latest updated title report dated xx, the subject mortgage originated on xx in the amount of xx. and was recorded on xx No active liens and judgments have been found. There is a junior mortgage against the subject property in favor of the xx for the amount of xx. The first installment of county taxes for xxxx is due on xx in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx. The current UPB is xx.	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per the application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -xx Comment: Age of loan is 13. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: BWR#1 middle name is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: BWR#1 last name is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per 1008 calculated housing ratio is xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: MI company name is xx Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: The PH string is xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (lvl 3) "Tape shows that the appraised value of the subject is not supported due to the use of inappropriate comparable sales. The review of the appraisal report shows that the comps selected are dissimilar in terms of property condition, quality of construction, GLA, and basement & finished rooms below grade. Comp #x with a sales price of xx is closest to the subject property, valued at xx Zillow search shows an estimated value of xx Current UPB is $xxxK."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	770
49776737	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$507.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,103.66	4.875%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	766	Not Applicable	44.364%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx shows that the subject mortgage was originated on xx, which was recorded on xx in the amount of xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the final xxxx, the borrower is retired and getting disability income.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) HUD-1 Closing Statement Missing Dicsloures	Field: Age of Loan Loan Value: 16 Tape Value: 18 |---| -2 |----| -11.11111% Comment: Note reflects age of loan is 16 months. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per DU, housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* The property is located in a state that has unlimited assignee liability for High cost loans and HUD-x/FCD is missing to test the compliance (lvl 4) "This loan is from the state (Indiana) which has unlimited assignee liability for state high cost and we are unable to test compliance due to missing final closing disclosure."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of xx The current UPB is $xxx,xxx.xx."
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* HUD-x Closing Statement missing or unsigned (lvl 3)     "Final closing disclosure is missing from the loan documents."
* Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx Tape shows undisclosed debt, which may push DTI to xx Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx The loan was underwritten by DU xx and its recommendation is "Approve/Eligible" with a DTI of xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39803775	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,556.99	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,887.87	5.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	643	Not Applicable	52.497%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx, the subject mortgage was originated on xx and was recorded on xx in the amount of xx
No active judgments or liens have been found.
The second installment of county taxes for xxxx is due in the amount of xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the final xxxx, the borrower has been working at xx However, the job type is not provided on document.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -xx Comment: Seller tape shows Age of the loan 13, as per the Note document is 11. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Seller tape shows Housing Ratio percent is xx as per the latest 1008 document is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape shows CLTV Ratio percent is xx as per the latest document is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape shows LTV Ratio percent is xx as per the latest document is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Family Variance: Variance %: Comment: Seller tape shows subject property type is xx Family, as per the appraisal document is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows the loan is FHA uninsured as the AUS recommendation is Refer and does not qualify for manual UW. Further details not found. The subject was approved at xx.xx%."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (lvl 3)     "Loan failed the FHA QM rebuttable presumption test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "Loan failed FHA QM safe harbor test threshold test due to APR calculated xx exceeds APR threshold of xx variance by -xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx does not reflect points - loan discount fee. However, CD dated xx reflects points - loan discount fee at xx
Loan estimate dated xx reflects appraisal fee at xx However, CD dated xx reflects appraisal fee at xx
This is a cumulative increase of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the x-year SOL is expired.

TRID violation due to decrease in lender credit on closing disclosure dated xx Initial LE dated xx reflects lender credit at xx However, final CD dated reflects lender credit at xx This is decrease of xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is a purchase case, originated on xx and the x-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is "approve/eligible" with a DTI of xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
44064222	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,640.22	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	46.200%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx, which was recorded on xx in the amount of xx
No active judgments/liens have been found.
The tax details are not available.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx The current UPB is xx	Collections Comments:According to the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The current UPB is xx
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the collection comments. CCs do not show any damage.
As per xxxx, the borrower has been working at the xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -xx Comment: Age of loan is 12 but tape shows 14. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Housing ratio is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The PH string is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Family Variance: Variance %: Comment: Subject property is xx but tape shows xx family. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx Tape shows undisclosed debt, which may push DTI to xx Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "Loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than x business days from initial application date xx
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test and charges that in total cannot increase more than xx% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated xx delivered on xx which is more than x business days from initial application date xx The subject loan is purchase transaction, originated on xx and x year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
151823	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,530.82	$11,218.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,665.99	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	27.008%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx which was recorded on xx
No active judgments or liens have been found.
The county taxes for xxxx are due on xx
The first installment of supplemental county taxes for xxxx is delinquent in the amount of xx and the good through date is xx

According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx, which was applied to the due date of xx. The current monthly P&I is xx, and the interest rate is xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx
The loan has not been modified since origination.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per final xxxx, the borrower’s xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -xx Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #1 middle name is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Housing ratio per U/W is xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: 30 (Days)   Variance %:    Comment: Interest paid through date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: xx Family Variance: Variance %: Comment: Subject property type is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx Tape shows income misrepresentation, and only child support income was used to qualify. BWR has a FICO of xx since inception, and xx equity in the subject. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56845731	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,459.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,425.04	4.200%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	47.718%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx
No active judgments or liens have been found.
xnd half county taxes for xxxx/xxxx are due on xx in the amount of xx
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The UPB is xx
As per the final application, the borrower is retired and has received child support.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 19 Tape Value: 21 |---| -2 |----| -xx Comment: Age of loan is 19. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower middle name is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Housing ratio per U/W is xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance:  xx   Variance %:    Comment: Interest paid through date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx Tape shows income misrepresentation, and only child support income was used to qualify. Revised DTI is xx BWR has axx since inception, and xx equity in the subject. Further details not provided. BWR. The subject loan originated on xx and the x-year SOL is active."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflect appraisal fee xx However, CD dated xx reflects appraisal fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64380600	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,898.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,402.33	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	35.098%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx with xx and it was recorded on xx
No active judgments or liens found.
The first installment of county taxes for xxxx was paid off in the amount of xx
The second installment of county taxes for xxxx is due on xx in the amount of xx
As per updated title report, no prior year taxes are delinquent.
According to the review of updated payment history as of xx the borrower is current with the loan and the next due date of payment is xx. The last payment was received in the amount of xx which applied for xx. The current P&I is xx with an interest rate of xx. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx the borrower is current with the loan and the next due date of payment is xx The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the final xxxx, the borrower is retired and getting child support income.
As per seller’s tape, the subject property is owner occupied.
Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	3: Curable	* Missing Required Disclosures (lvl 3) "Settlement services provider list dated xx/xx/xxxx is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows income misrepresentation, and only child support income was used to qualify. The revised DTI is xx BWR has a xx since inception, and $xxxk equity in the subject. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx does not reflect Points - Loan Discount Fee and Appraisal Re-Inspection Fee. However, final CD dated xx reflects  Points - Loan Discount Fee at xx and Appraisal Re-Inspection Fee at xx This is an increase in fee of xx for charges that cannot increase. Subject loan is a purchase, originated on xx and the SOL is x-year has expired.

																																																																																								Loan failed lender credits that cannot decrease x% tolerance test. Loan estimate dated xx reflects lender credit at xx However, final CD dated xx does not reflect lender credit. This is a decrease in fee of xx for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88505560	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16,238.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,696.35	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	45.803%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx which was recorded on xx
There is a mechanics lien against the borrower xx in the amount of xx which was filed by the plaintiff xx and recorded on xx
The xst installment of county taxes for the year xxxx is paid in the amount of xx
The xnd installment of county taxes for the year xxxx is due on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx(PITI) and was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx in the amount of xx and was applied to the due date of xx The monthly P&I is xx and the interest rate is xx The current UPB is xx
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
As per the loan application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -xx Comment: As per Tape data, age of loan is 15. However it reflects 13. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower middle name is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Tape data, post close housing Ratio is xx However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: Single Family Variance: Variance %: Comment: Subject property type is xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx Tape shows income misrepresentation, and using only child support income pushes the DTI to xx Review of the loan file shows that base and child support income are both used to qualify. BWR has x.x years on the job as a sales representative,xx since inception, and $xxxk equity in the subject. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27563025	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,880.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,646.70	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	46.025%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx
There is one xx statement against the borrower in favor of xx which was recorded on xx. The amount of the lien is not mentioned on the supporting document.
The first installment of county taxes for xxxx-xxxx has been paid in the amount of xx
The second installment of county taxes for xxxx-xxxx is due on xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx(PITI), which was applied for the due date of xx. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB reflected as per the payment history is xx
As per the final xxxx, the borrower is retired and receives child support.
As per the photo addendum attached with the appraisal report, which is located at xx there is deferred maintenance for the damaged door lock. No details have been found regarding the completion of the damage. CCs do not show damages.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -xx Comment: Age of loan 17 Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Borrower #1 Middle name xxTape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Housing ratio per U/W xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx  Tape Value: Other   Variance:    Variance %:    Comment: MI companyxx Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Appraisal report dated xx/xx/xxxx is "as is". The photo addendum located at xx shows deferred maintenance for the damaged door lock. Updated xxxxD/completion report is missing from the loan documents. Also, the final CD does not reflect any holdback."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx Tape shows income misrepresentation, and only child support income was used to qualify. BWR has a xx since inception, and $xxk equity in the subject. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12454599	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,842.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,523.79	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	36.844%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx the subject mortgage was originated on xx in the amount of xx
No active judgments or liens have been found.
The second installment of county taxes for xx is due in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the final xxxx, the borrower is retired and receiving xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 16 Tape Value: 18 |---| -2 |----| -xx Comment: As per Tape data, age of loan is 18. However it reflects 16. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Tape data, post close housing Ratio is xx However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: MI company name is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx Tape shows income misrepresentation, and only child support income was used to qualify. The revised DTI is xx BWR has a xx since inception, and $xxk equity in the subject. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65939826	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,685.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,218.31	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	801	Not Applicable	24.945%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender xx for the amount of xx.
No active liens or judgments have been found against the borrower or subject property.
The first installment of county taxes for xxxx was paid in the amount of xx
The second installment of county taxes for xxxx is due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx.

Collections Comments:The loan is currently performing and the next due date is xx
The last payment was received on xx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx the subject property is located in FEMA disaster area.
No comment pertaining to the damage to the subject property has been observed.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 12 |---| -2 |----| -xx Comment: Age of Loan is 10 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -303 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -339 (Days)   Variance %:    Comment: Original appraisal date is xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Appraised Value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "The tape shows value at xx as the comparables selected are inappropriate and property condition do not support the appraised value. Subject sold for xx search shows an estimated value of xx Current UPB xx Elevated for client review."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx and the SOL is x year."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx Document tracker is missing and x business days were added to get receipt date xx which is after the consummation date xx
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx does not reflect Appraisal Review Fee. Final CD dated xx reflects Appraisal Review Fee at xx
Loan estimate dated xx reflects Appraisal Fee at xx Final CD dated xx reflects Appraisal Fee at xx
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
																																																																																								Subject loan is a purchase, originated on xx and the SOL is x year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63499084	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,377.91	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$877.73	6.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	56.661%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx, which was recorded on xx.
There is a prior mortgage against the subject property in the amount of xx which was originated on xx and recorded on xx
The second installment of xxxx county taxes is due on xx
No prior year's delinquent taxes have been found.
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx. The monthly P&I is xx and the interest rate is xx. The current UPB is xx.	Collections Comments:The loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date is xx
The monthly P&I is xx and the interest rate is xx The current UPB is xx
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
As per final xxxx, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -xx Comment: Age of Loan is 1. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original standard LTV is xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows that at the time of closing, AUS approval changed to refer, and the lender could not get the approval back. DU report available in the loan documents is approve/eligible at xx Further details not provided."
																																																																																							* MI, FHA or MIC missing and required (lvl 3) "Mortgage insurance certificate is missing from the loan documents."	* Cash out purchase (lvl 2) "Subject loan is a purchase case. Final CD date of xx reflects cash to in the amount of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
70769534	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$71.03	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,466.05	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	49.704%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx, in the amount of xx, which was recorded on xx
No active judgments or liens have been found.
Annual combined taxes for xxxx have been paid in the amount of xx
As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx The UPB is xx
As per the final xxxx application, the borrower previously worked  xx to xx Later, the borrower worked at xx Currently, the borrower started working at xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per Tape data, post close DTI is xx However final application documents reflect as xx Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per Tape data, post close housing Ratio is xx However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): xx Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): xx Loan Amount: xx LTV xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value:xxTape Value: xx Variance: Variance %: Comment: Property address xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal report dated x/xx/xxxx in loan file is 'subject to' completion of construction. Subject is new construction and the estimated amount of completion is not available in the appraisal report. Updated xxxxD or completion report is missing from the loan documents. Final CD does not reflect escrow holdback."		* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx Tape shows the lender miscalculated RE taxes at the time of closing. Revised DTI is xx Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has been an RN for x years, xx equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27819122	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,528.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,445.37	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	46.040%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx and recorded on xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx and PITI is xx. The UPB is xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The UPB is xx
As per the final application, the borrower worked at xx. Later, the borrower worked at xx Later, the borrower worked at xx. Later, the borrower worked at xx. Currently, the borrower has been working at xx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per Tape data, post close DTI is xx However final application documents reflect as xx Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: As per Tape data, post close housing Ratio is xx However final application documents reflect as xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows base income miscalculation as the lender used a x-year average income for qualification, but the latest job has lower base pay earnings. Revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on xx. BWR has x months on the job with the current employer as a nurse, FICO xxx, xXxx since inception, and $xxk equity in the subject."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx does not reflect points - loan discount fee. Final CD dated xx reflects points - loan discount fee at xx
Loan estimate dated xx reflects appraisal fee at xx Final CD dated xx reflects appraisal fee at xx
This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is x-year.

Exception downgraded to level x as x year SOL has been expired."
* Final Application Incomplete (lvl 2)     "Final application is electronically signed by the borrower and is dated xx which is before the settlement date of xx
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is approve/eligible with a DTI of xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
46905425	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,258.23	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,967.89	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	801	683	48.521%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the latest updated title report dated xx the subject mortgage was originated on xx in the amount of xx which was recorded on xx.
No active liens and judgments have been found.
The first and second installment of county taxes for xxxx were paid in the amount of xx
No prior year's delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx The current UPB is xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
As per the final application, the borrower has been the owner of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	Field: Borrower 1 Current Employer 1 Contact Name Loan Value:xx Tape Value: xx |---| |----| Comment: No Discrepancy. Tape Source: Initial Tape Type:
Field: Borrower 1 Current Employer 1 Position/Type of xx   Loan Value: Owner   Tape Value: Provider-Owner   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -3 (Days) Variance %: Comment: As per loan documents note is xx but tape shows xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows SE income and rental income miscalculation. Revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on xx is active. BWR has x years of SE, FICO xxx, xXxx since inception, and $xxk equity in the subject."	* Intent to Proceed Missing (lvl 3) "Intent to proceeds is missing from loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																							* Missing Required Disclosures (lvl 3) "Settlement services provider list is missing from the loan documents."		* Settlement date is different from note date (lvl 1) "Final CD reflects closing date as xx/xx/xxxx. Notary's signature date on the Mortgage/Deed of Trust is xx Note date is xx	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83000678	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,303.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,039.75	2.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	35.254%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx in the amount of xx
No active liens or judgments have been found.
The annual other taxes for xxxx are due in the total amount of xx
The annual water charges for xxxx are due in the amount of xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current rate of interest is xx. The current UPB is xx	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per the collection comment dated xx the subject property was occupied by owner. CCs do not show any damage.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO as the BWR did not immediately occupy the property within xx days of closing. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93134995	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$250.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,111.76	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	738	45.239%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx There is prior mortgage against the subject property in favor of xx which was recorded on xx. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The UPB is xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. BWR has xx. Borrowerx has xx on job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xxx |---| -xx |----| -xx Comment: As per final 1008 and DU borrower DTI is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "As per appraisal report dated x/xx/xxxx, subject property is under construction and subject to completion of construction and final inspection by the appraiser. xxxxD is located at xx. The property report attached to the UT xx shows property type as residential vacant land. Abstract shows land value as xx and improvement value as x.xx. xxxxD not in file."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx Tape shows BWR was not employed at the time of closing and was getting paid out of the available PTO. BWR is now doing contract work but does not meet income documentation requirements as underwritten. Revised DTI is xx BWR defect. The subject loan originated on xx and the x-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by AUS/DU xx and its recommendation is Approve/Eligible with a DTI of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	780
42128082	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,712.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$461.02	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	810	809	26.554%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx, the subject mortgage was originated on xx in the amount of xx. No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx No bankruptcy and foreclosure evidence has been found. As per the final xxxx, xx. BWRx has xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value NA Tape Source: Initial Tape Type:	3: Curable	* Missing Required Disclosures (lvl 3) "Operating income statement document is missing from the loan documents."
																																																																																							* Property Marketability Issues (lvl 3) "Tape shows Fannie did not agree with the CU score on the appraisal and cited that the appraiser failed to report accurately. Review of the appraisal report shows that the subject is in a rural area, and Comp #x is x.xx miles away from the subject. The comps selected are dissimilar in terms of property condition, GLA, basement & finished rooms below grade, property upgrades, and additional amenities. Comp #x with a sales price of xx is closest to the subject property, valued at xx Zillow search shows an estimated value of xx Current UPB is $xxK."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	796
15736615	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$376.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,515.03	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	49.448%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx which was recorded on xx
No active judgments or liens have been found.
The first and second installments combined taxes for xxxx/xxxx are due in the amount of xx
As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx The current P&I is xx and PITI is xx. The UPB is xx

Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx The UPB is xx
BWR has xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Borrower DTI ratio percent xx Tape Source: Initial Tape Type:
																																																																																				Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value NA Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx Tape shows an income miscalculation. Revised DTI is xx Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has x.x years on the job as a server,xx since inception, and $xk equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48428834	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,424.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,885.88	6.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	653	651	54.023%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx There is an active prior mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx. The annual county taxes for xxxx were paid in the amount of xx. The annual water/sewer charges for xxxx have been delinquent in the amount of xx.	According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The last payment was received on xx in the amount of PITI xx which was applied for the due date of xx. The current P&I is xx and the rate of interest is xx The current UPB is xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
As per the final application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Does Lender xx Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary 0.00 Loan Amount: xx =CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary 0.00 Loan Amount: xx =LTV = xx   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 353 Tape Value: xx Variance: 1 Variance %: xx Comment: xx. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $xx,xxx.xx fees threshold $xx,xxx.xx over By +$x,xxx.xx.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
* ComplianceEase Exceptions Test Failed (lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on x/xx/xxxx and the SOL is x year."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
* Loan does not conform to program guidelines (lvl 3)     "The tape shows the loan is uninsurable due to two appraisals with two different appraised values, i.e., $xxxK and $xxxK, and ROV on appraisal x was denied. LTV with a lower appraisal value of xx takes the LTV from xx to xxx%. Further details were not provided. A Zillow search shows an estimated value of xx Current UPB $xxxK."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (lvl 3)     "Loan failed the FHA QM rebuttable presumption test due to fees charged:$xx,xxx.xx fees threshold of $xx,xxx.xx over by +$x,xxx.xx.

The following fees were included in the test:

Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated xx exceeds APR threshold of . HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx does not reflect Credit Reportx. Final CD dated xx reflects Credit Reportx at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is x year.

																																																																																								Exception downgraded to level x as x year SOL has been expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			652	549
71466623	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,620.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,882.85	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	720	725	37.854%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx, the subject mortgage originated on xx in the amount of xx. No active liens or judgments have been found. The second installment of county taxes for xxxx is due in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated xx the RFD was curtailment of income.
As per the final xxxx, BWR has xx
As per the collection comment dated xx, the water heater needs repairs. Unable to confirm the cost to cure and repair status.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is not applicable. Tape Source: Initial Tape Type: Field: MI Company Loan Value: xx Tape Value: Triad Variance: Variance %: Comment: MI company is xx but tape shows Triad. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -11 (Days) Variance %: Comment: Original note date is xx but tape shows xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "This loan failed the TRID Rate Lock Disclosure Delivery Date Test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/xxxx, xx/xx/xxxx and xx/xx/xxxx."
																																																																																							* Loan does not conform to program guidelines (lvl 3) "The subject loan closed with incorrect delivery data and maturity dates, and post-settlement purchase adjustments are ineligible. The LOX for postdated x/xx/xxxx explains that the CD disclosed at closing did not have the correct interest rate or monthly P&I. Further details not provided."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	705
48021023	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$9,465.03	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,511.65	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	801	727	44.567%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx. There is a prior credit card judgment active against the subject borrower in the amount of xx which was recorded on xx There is a prior credit card judgment in the amount of xx The second installment of county taxes for xxxx is due in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx No bankruptcy and foreclosure evidence has been found. BWR has xx. BWRx has x.xx years on the job as an xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx|---| |----| Comment: Borrower #2 first name is Daisy but tape shows xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is not applicable. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx exceeds APR threshold of x.xxx% over by xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of xx over by xx HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d).

Loan failed the CA AB xxx higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx exceeds APR threshold of xx over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx and its recommendation is approve/eligible with a DTI of xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			740	705
23131581	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,730.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,353.47	5.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	746	765	29.360%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of updated title report dated xx, the subject mortgage was originated on xx in the amount of xx which was recorded on . No active judgments or liens have been found. No prior year's delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx, the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx No bankruptcy and foreclosure evidence has been found. As per the final xxxx, BWRx does not apply employment and income details. BWRx has xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Seller tape shows DTI Ratio percent is xx as per the latest document is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Seller tape shows Housing Ratio percent is xx as per the latest 1008 document is xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Triad   Variance:    Variance %:    Comment: Seller tape shows MI Company is xx as per the MI document is xxx   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Seller tape shows MI Coverage is xx as per the MI document is xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape shows Original Appraised Value is xx as per the Appraisal document is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Seller tape shows CLTV Ratio percent is xx as per the latest AUS document is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Seller tape shows LTV Ratio percent is xx as per the latest AUS document is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (lvl 3)     "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, room count, GLA, property upgrades, or additional amenities. Comp #x, with a sales price of $xxxK, is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB $xxxK."
																																																																																							* The final xxxx is missing (lvl 3) "Transmittal summary is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	765
5974933	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,913.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,037.04	6.500%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	Not Applicable	56.871%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx, which was recorded on xx in the amount of xx. No active judgments or liens have been found in the updated title report against the borrower or subject property. The annual county taxes for xxxx have been due in the amount of xx No prior year’s delinquent taxes have been found in the updated title report.	As per payment history dated as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx. The current P&I is xx and the interest rate is xx. The current UPB is xx	Collections Comments:The current status of the loan is performing. As per payment history dated as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx The current UPB is xx No information has been found related to damage or repairs. As per the seller's tape data, the subject property is owner-occupied. The details on foreclosure and bankruptcy are not provided. Borrower has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender xx Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: xx Tape Value: xx Variance: 1 Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The tape shows the loan is uninsured because the appraisal value of $xxxK used at closing was incorrect and submitted for an ROV. Further details were not provided. A Zillow search shows an estimated value of xx Current UPB $xxxK." * MI, FHA or MIC missing and required (lvl 3) "Mortgage insurance certificate is missing from the loan file." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			676	Not Applicable
90270621	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$8,259.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,641.43	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	49.958%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx No active judgments/liens were found. The annual combined taxes for xxxx are due in the amount of xx The annual school taxes for xxxx have been paid in the amount of xx No prior year’s delinquent taxes have been found in the updated title report.	As per the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx(PITI) which was applied for the due date of xx. The current UPB is xx and the interest rate is xx. The monthly P&I is xx	Collections Comments:The current status of the loan is performing. As per the payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy has been found. BWR has been xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender xx Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows the lender failed to address and confirm the SSN for BWR. Also, the loan does not meet the requirement of the LQA flex mortgage, as the LQA did not reflect an approve/eligible risk recommendation for the loan. Further details not provided. Fraud report reflects SSN #xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			739	Not Applicable
1560055	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,172.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,025.64	6.999%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	780	677	41.926%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx No active judgments or liens were found. The annual installment of county taxes for xxxx was paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of PITI xx which was applied for the due date of xx. The current P&I is xx and the rate of interest is xx The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The current UPB is xx The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWRx employment details are not available. The subject loan is xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: As per loan document borrower DTI xx but tape shows xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Purpose of Refinance Per HUD-1 Loan Value:xx(GSE definition) Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO and was approved at xx Tape shows both the BWRs were not employed prior to closing, and the revised DTI is xx Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	658
23208178	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,637.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$698.30	2.720%	360	xx	xx	USDA	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	37.649%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The UPB is xx covid-19 attestation is located at xx As per comment dated xx subject property has been occupied by the owner. BWR has xx on the job as an xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows the loan is not insurable by the USDA as the approval of a principal reduction was delayed as the BWR was no longer showing up in the USDA's system. USDA will not insure the loan for us and is refusing to work with the lender. Further details not provided." * MI, FHA or MIC missing and required (lvl 3) "Loan is USDA. Guaranty certificate is missing from the loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (lvl 2) "The subject loan is purchase case. However Final CD dated xx reflects cash to in the amount of xx
* ComplianceEase Exceptions Test Failed (lvl 2)     "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx does not reflect Points discount Fee. Final CD dated xx reflects  Points discount Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL of x year has expired.

																																																																																								TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx Initial LE dated xx/xx/xxxx reflects Lender Credit at $xxx.xx. Final CD dated xx/xx/xxxx reflects Lender Credit at $x.xx. This is decrease of $xxx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL of x year has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			582	Not Applicable
29658046	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,124.85	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,030.46	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	49.112%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx, the subject mortgage was originated on xx in the favor ofxx which was recorded on xx There is an xx active against the subject property in the amount of xx which was recorded on xx No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx The current UPB is xx No bankruptcy and foreclosure evidence has been found. As per the final xxxx, BWR has x month on the job as an xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Borrower DTI ratio percent xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Housing ratio per U/W xx Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xxxxx.xx. Exceeds Fees threshold of $xxxxx.xx. Over by +$xxxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx

Loan fails QM lending points and fees test due to fees charged $xxxxx.xx. Exceeds fees threshold of $xxxxx.xx. Over by +$xxxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows the BWR misrepresented rental income of REO property. Revised DTI is xx.xx%. BWR defect. The subject loan originated on xx and the x-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed TRID Violation due to decrease in lender credit on closing disclosure dated xx Initial LE dated x/xx/xxxx reflects lender credit at $xxxx.xx. Final CD dated x/xx/xxxx reflects lender credit at $x.xx This is decrease of $xxxx.xx. for fee which has x% tolerance test. Subject loan is a purchase, originated on xx and the SOL is x year.

Exception downgraded to level x as x year SOL has been expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $xxxx.xx and total expenses are in the amount of $xxxx.xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	Not Applicable
13373228	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,702.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,122.26	5.592%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	801	804	46.134%	First	Final policy	Not Applicable	Not Applicable	08/xx/2022	$427,640.19	Not Applicable	5.592%	$2,458.14	10/xx/2022	Financial Hardship	The review of the updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The first and second installments of county taxes for xxxx are due total in the amount of xx	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx The P&I is xx and PITI is xx The UPB reflected as per the payment history is xx
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
Borrowerx has xx on the job as a xx
Borrowerx has xx on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on xx with new principal balance of xx The borrower promises to pay the new modified P&I of xx with the new fixed interest rate of xx beginning from xx to the new maturity date of xx	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape shows lender G/L require MI is No. Actual data lender G/L require MI is Yes. Tape Source: Initial Tape Type:	3: Curable	* Missing Initial Closing Disclosure (lvl 3) "Initial closing disclosure is missing from the loan documents."
* Property Marketability Issues (lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of distance from subject property, lot size, property condition, room count, GLA, property upgrades, and additional amenities. Comp #x, with a sales price of $xxxK, is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB $xxxK."	* ComplianceEase TRID Tolerance Test is Incomplete (lvl 2) "ComplianceEase TRID tolerance test is incomplete due initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is x year."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,051.27	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	800
80877664	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,227.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,607.28	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	Not Applicable	49.414%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx, which was recorded on xx. No active judgments or liens have been found. Annual county taxes for xxxx are due in the amount of xx	As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx The UPB is xx BWR has x.xx years on the job xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: DTI is xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects borrower last name as xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Hsg ratio is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows the lender miscalculated the income, and the revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on xx. BWR has xx, FICO xxx, and xx equity in the subject."	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx. The following fees were included in the test: Mortgage Broker Fee (Indirect) $xx,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx. The following fees were included in the test: Mortgage Broker Fee (Indirect) $xx,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues  (lvl 3)     "Tape shows the subject appraisal does not meet Freddie Mac’s appraisal requirement. Review of the appraisal report shows that the comps selected are dissimilar in terms of lot size, quality of construction, room count, GLA, and other amenities. Comp #x with a sales price of xx is closest to the subject property, valued at xx Realtor.com search shows an estimated value of xx Current UPB is $xxxK."
																																																																																							* Revised Loan Estimate is missing (lvl 3) "Revised LE dated x/xx/xxxx is missing from the loan documents. The COC is available at (xx)."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			686	Not Applicable
41711331	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,560.73	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,408.12	5.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	49.744%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx. There is a xx found against the borrower in favor of xx which was recorded on xx. The supportive document does not show a lien amount. The combined taxes for xxxx were paid in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx, which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The current UPB is xx As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found related to damage or repairs. The occupancy of the subject property is unable to be determined. Borrower has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per documents borrower DTI xx but shows xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 0.027%   Variance %: xx   Comment: As per DU, housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note property address isxx Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (lvl 3) "Post closing disclosure is missing from loan documents." * Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (lvl 3) "Home equity loan notice of address for the borrower notification of violation disclosure is missing from loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed monthly timeshare debt of $xxx, and the revised DTI is xx.xx%. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			726	Not Applicable
26645694	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,807.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,432.24	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	805	781	33.431%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx. No active judgments or liens have been found. The annual installments of combined taxes for xxxx have been paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has x year on the job as xx. BWR x has x months on the job as xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Not applicable Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	786
3737946	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,841.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,923.51	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	49.718%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx, the subject mortgage was originated on xx in the amount of xx No active judgments or liens have been found. The second installment of county taxes for xxxx is due in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. As per the final xxxx, BWR has x years on the xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: MI Company Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Mi company is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan failed compliance ease delivery and timing test (no waiting period required) for closing disclosure dated xx/xx/xxxx - x. Document tracker is missing and x business days were added to get receipt date xx/xx/xxxx which is after the consummation date xx/xx/xxxx. Subject loan is purchase case, originated on xx/xx/xxxx and the SOL is x year."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (lvl 3) "Tape shows the comps selected are inappropriate and do not support the appraised value. Review of the appraisal report shows that the subject is in a suburban area, and comp #x is x.xx miles away from the subject. The comps selected are dissimilar in terms of date of sale, lot size, GLA, property upgrades, and additional amenities. Comp #x with a sales price of xx is closest to the subject property, valued at xx Zillow search shows an estimated value of xx Current UPB is $xxxK."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			656	Not Applicable
27727129	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,938.57	$1,606.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,964.32	6.053%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	662	Not Applicable	41.783%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx the subject mortgage originated on xx in the amount of xx
No active judgments or liens were found.
The county taxes for xxxx-xxxx (xnd installment) are due in the total amount of xx
The county taxes for xxxx-xxxx (xst installment) are delinquent in the total amount of xx which were due on xx and are payable through xx.
The county taxes for xxxx-xxxx (xnd installment) are due in the total amount of xx.
The county taxes for xxxx (xst and xnd installments) are delinquent in the total amount of xx. They were due on xx, which are payable through xx.
According to the payment history as of xx the borrower is current on the loan, and the next due date is xx. The last payment was received on xx in the amount of xx, which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current on the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
Borrower has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As note property address xx Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: xx Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Subject property type is xx Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (lvl 3) "Loan failed the GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx

Loan failed the qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Property Marketability Issues (lvl 3) "Tape shows the comps selected are inappropriate and do not support the appraised value. Review of the appraisal report shows that the comps selected are dissimilar in terms of floor location, surrounding view, property condition, room count, GLA, age, property upgrades, and additional amenities. Comp #x with a sales price of xx is closest to the subject property, valued at xx Zillow search shows an estimated value of xx Current UPB is $xxxK."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflect Points - Loan Discount Fee at $x,xxx.xx. Final CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is available but COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is a purchase, originated on xx and the SOL is x-year has expired."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			677	Not Applicable
62110026	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,382.16	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	Not Applicable	43.815%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage originated on xx in the amount of xx. No active liens and judgments have been found against borrower and property. Tax status is to follow.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: appraisal reflects, appraised value is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: 85.500% Variance: -xx Variance %: -xx Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx LTV xx Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (lvl 3) "Tape shows the comps selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the subject is in a suburban area, and Comps are more than x miles away from the subject. The comps selected are dissimilar in terms of lot size, surrounding view, room count, GLA, basement & finished rooms below grade, property upgrades, and additional amenities. Also, the sales price of the comps selected does not bracket the subject property. Comp #x with a sales price of xx is closest to the subject property, valued at xx Zillow search shows an estimated value of xx Current UPB is $xxxK."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated xx Initial CD dated xx reflects Lender Credit at $x,xxx.xx, Final CD dated xx Lender Credit at $xxx.xx. This is decrease of $xxx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and x year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx.xxx%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			664	Not Applicable
88840443	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,318.91	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,395.15	6.374%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	764	731	34.878%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
BWR has x.xx years on the job xx
BWRx has x.xx years on the job xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report states ‘as is', but the improvement section shows the property's condition is fair with the multiple repairs to the interior and exterior. Also, the photo addendum reflects the same issue. The appraisal report does not reflect the cost to complete the repair. xxxxD is missing from the loan document, and the final CD does not reflect the escrow holdback."		* Property is Manufactured Housing (lvl 2) "The home is affixed to the land. As per the appraisal report located at “xx“, the subject property is a manufactured home. The mortgage rider document is available at "xx" shows xx, and the home is permanently affixed to the land."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			747	742
52332018	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,325.03	$10,442.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,259.06	2.850%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	37.839%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx. No active judgments or liens were found. The xst and xnd installments of combined taxes for xxxx are due on xx in the amount of xx. The xst installment of school taxes for xxxx has been delinquent in the amount of xx which was good through xx The xnd installment of school taxes for xxxx is due on xx in the amount of xx.	According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of PITI xx which was applied for the due date of xx. The current P&I is xx and the rate of interest is xx The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
Borrower has xx
The covid-19 attestation document is available at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower Last Name Loan Value: xx Tape Value: xx|---| |----| Comment: BWR last name is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* GSE Points and Fees Test Violations (lvl 3) "Loan fails GSE (Freddie Mac public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			729	Not Applicable
77770509	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,538.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$664.80	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	48.095%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx. There is one prior mortgage against the subject property originated on xx in the amount of xx which was recorded on xx There is xx against xx in favor of xx in the amount of xx which was recorded on xx The first and second installments town taxes for xxxx are due in the amount of xx.	As per the review of payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
BWR has x years on the job xx
The covid-19 attestation is available in loan file located at xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The appraisal report in the loan file is as is. The improvement section reflects that the subject property is in need of plaster repair, painting, flooring finishes, nook repair and bathroom completion. The appraisal report does not reflect the cost of completing the work. CCs do not show damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report in the loan file is as is. The improvement section reflects that the subject property is in need of plaster repair, painting, flooring finishes, nook repair and bathroom completion. The appraisal report does not reflect the cost of completing the work. The updated xxxxD/Completion report is missing from the loan documents. Also, the final CD does not reflect any holdback."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property Marketability Issues (lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of lot size, property condition, GLA, property upgrades, and additional amenities. Comp #x, with a sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB $xxxK."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx.xx%"		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			621	Not Applicable
70190786	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,872.57	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,904.18	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	No	797	Not Applicable	21.715%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx No active judgments or liens have been found. The first installment of county taxes for xxxx-xxxx has been paid in the amount of xx The second installment of county taxes for xxxx-xxxx is due in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, a payment dispute has been notified. Further details not provided.
The loan has not been modified since origination.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Dicsloures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Missing Required Disclosures (lvl 3) "Operating income statement is missing from the loan documents." * Property Marketability Issues (lvl 3) "The tape shows the comparables selected are inappropriate and do not support the appraised value. The review of the appraisal report shows that the comparables selected are not similar in terms of actual age, design style, GLA, basement and finished rooms below grade, and additional amenities. Comp #x, with a sales price of xx is closest to the subject property valued at xx A Zillow search shows an estimated value of xx Current UPB $xxxK."	* Missing flood cert (lvl 2) "Flood certificate is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			728	Not Applicable
34076234	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,689.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,481.56	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	770	41.733%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. As per the final application, the borrower worked at xx Later, the borrower worked at xx Currently, the borrower has been working at xx covid-19 attestation is located at xx No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects, property address xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."
* Property Marketability Issues (lvl 3) "Tape shows the comps selected are inappropriate and do not support the appraised value. Review of the appraisal report shows that the comps selected are dissimilar in terms of sale date, GLA, property upgrades, and additional amenities. Also, the sales price of the comps selected does not bracket the subject property. Comp #x with a sales price of xx is closest to the subject property, valued at xx Realtor.com search shows an estimated value of xx Current UPB is $xxxK."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "The total of payments disclosed on the final CD as $xxx,xxx.xx. The calculated total of payments is $xxx,xxx.xx for an under-disclosed amount of $x,xxx.xx. The reason for the total of payments under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on x/xx/xxxx, and the x-year SOL is expired."
																																																																																								* ComplianceEase TILA Test Failed (lvl 2) "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under-disclosed amount of $xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx and the x-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	750
61661309	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,450.60	xx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,469.69	7.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2017	$516,499.12	$100,000.00	2.000%	$1,261.27	05/xx/2017	Financial Hardship	The review of updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx
There is a xx active against the subject borrower in favor of xx in the amount of xx which was recorded on xx
No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB as per the PH is xx and the deferred balance is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of xx/xx/xxxx. The current UPB as per the PH is $xxx,xxx.xx and the deferred balance is $xxx,xxx.xx.
No bankruptcy evidence has been found.
The foreclosure was initiated on the subject property. As per the UT, the complaint was filed on xx which is located at xx The release/cancellation of lis pendens was filed on xx which is located at xx. Further details not provided.
No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated on the subject property. As per the UT, the complaint was filed on xx which is located at xx. The release/cancellation of lis pendens was filed on xx which is located at xx Further details not provided.
Bankruptcy Comments:Not Applicable	The step modification agreement signed between the borrower xx with an effective date of xx and the new modified principal balance is xx out of which xx is interest bearing amount and deferred amount is xx The borrower agreed to pay the modified monthly P&I of xx with a modified interest rate of xx starting on xx until the new maturity date of xx The rate changes in x steps ending at xx The modification shows final balloon payment in the amount of xx due and payable on maturity date.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Mortgage Insurance Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "Subject UPB xx plus xx deferred, xx total obligation. Tape shows BPO $xxxK; BPO not in file. xx shows estimated value xx Elevated for client review."	* HUD-x Closing Statement missing or unsigned (lvl 3) "Final HUD-x along with estimated HUD-x and itemization are missing from the loan file."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows limited documents. Review of the loan file shows multiple documents are missing."
* Lost Note Affidavit (lvl 3) "The lost note affidavit available in the file located at “xx" shows that the original note has been misplaced, destroyed or lost. A duplicate copy of the note is available in the loan file located at "xx"."	* Application Missing (lvl 2) "Final xxxx is missing from the loan file."
* Final TIL Missing or Not Executed (lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* MI, FHA or MIC missing and required (lvl 2)     "This loan is FHA. The required MI certificate is missing from the loan file."
* Missing Appraisal (lvl 2)     "An appraisal report at origination is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95073691	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,464.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,474.96	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	702	45.214%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx No active judgments or liens have been found. The first and second installments of county taxes for xxxx have been paid in the amount of xx	As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments: The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. The covid-19 attestation is available in loan file located at xx BWR has x.xx years on the job as xx BWR x has xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: H   Variance:    Variance %:    Comment: Borrower #1 middle name is xx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Borrower DTI ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: THe post-closing bankruptcy details are not available.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Housing ratio per U/W is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address street is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	724
85046156	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,545.85	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,103.95	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	40.389%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx with the lender, xx which was recorded on xx
There is a xx lien against the borrower xx which was filed by the plaintiff xx and recorded on xx
The first installment of county taxes for the year xxxx is paid in the amount of xx.
The second installment of county taxes for the year xxxx is due on xx in the amount of xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The current P&I is xx and the interest rate is xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
As per final xxxx, the borrower has been the owner of xx
The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xxx.xx. The following fees were included in the test: Mortgage Broker Fee (Indirect) $xx,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xxx.xx. The following fees were included in the test: Mortgage Broker Fee (Indirect) $xx,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $x,xxx.xx"	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows SE income miscalculation as the lender used only a x-year tax return instead of the required x-years. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has x years of SE, FICO xxx, and $xxk equity in the subject. BWR has been xXxx last xx months, xXxx last xx months."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx/xx/xxxx does not reflect points - loan discount fee. The final CD dated xx reflects points - loan discount fee at $x,xxx.xx. This is an increase in the fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
1050479	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,863.25	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,016.90	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	46.313%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx in the amount of xx which was recorded on xx.
No active judgments or liens have been found.
The first and second installments of city taxes for xxxx have been paid in the amount of xx
According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current monthly P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
BWR has x year and x months on the job as xx
The covid-19 attestation is available in the loan file located at xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: The borrower not filed post-close bankruptcy. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71414154	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,748.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,175.98	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	529	Not Applicable	37.958%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx
No active judgments or liens found.
The first installment of county taxes for xxxx is due on xx in the amount of xx.
The utility charges for xxxx have been delinquent in the total amount of xx, which are good through xx.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The current P&I is xx with an interest rate of xx The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the final xxxx, the borrower previously worked at xx BWR has xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: As per the PACER no BK found for borrower. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: AS per final DU and 1008 borrower DTI is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per final 1008 and DU housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per note the address is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx. The following fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx. The following fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* Missing Initial xxxx_Application (lvl 3) "Initial application signed by the loan originator is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect points - loan discount fee. Final CD dated xx reflects points - loan discount fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x-year SOL is expired.

																																																																																								TRID violation due to decrease in lender credit on closing disclosure dated xx Initial LE dated xx/xx/xxxx reflects lender credit at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects lender credit at $x.xx. This is decrease of $x,xxx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document. Subject loan is purchase case, originated on xx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77248383	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,513.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,566.91	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	Not Applicable	44.290%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx.
No active judgments or liens have been found.
The annual installments of school and combined taxes for xxxx have been paid in the total amount of xx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: As per the PACER, no BK found for the borrower. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per loan document Housing ratio xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per loan document property type PUD but tape shows xx	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO as the BWR listed the property for rent after closing. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP xx and its recommendation is Accept/Eligible with a DTI of xx.xxx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
18451796	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,137.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,409.16	$2,018.27	4.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	774	671	22.173%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx No active liens or judgments have been found. The second installment of county taxes for xxxx is due in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The monthly P&I is in the amount of xx with an interest rate of xx. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
As per the seller’s tape data, the subject property was occupied by the owner.
BWR has xx
BWR x has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: BWR DTI Ratio percent is xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance:xx Variance %:    Comment: First Payment Date is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Housing Ratio per U/W is xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MI Company Unavailable   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xx   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Sales Price N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report dated x/xx/xxxx in the loan file is subject to completion of construction, and the estimated amount of completion is not available in the appraisal report. The appraisal xxxxD update/completion report is missing from the loan documents. The final closing disclosure reflects escrow holdback in the amount of xx
* Loan has escrow holdback. No proof it was released (lvl 4) "The final CD dated xx reflects an escrow holdback in the amount of xx Proof for the release of the escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the qualified mortgage interest only test as the subject loan has interest only term of xx months."
* ComplianceEase State Regulations Test Failed (lvl 3)     "This loan failed the late fees test due The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located. The maximum allowable late fees are x% of the unpaid amount of the installment, not to exceed $xx."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated x/xx/xxxx does not reflect points - loan discount fee. The final CD dated x/xx/xxxx reflects points - loan discount fee at $x,xxx.xx. This is an increase in the fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case that originated on xx and the SOL is x years."
* GSE Points and Fees Test Violations (lvl 3)     "This loan failed the GSE (Freddie Mac public guidelines) amortization test due to the loan has a date creditor received application before January xx, xxxx and the loan is an initial interest mortgage provides an interest only option."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (lvl 2) "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	754
96159701	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,095.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,684.66	$2,220.13	4.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	44.976%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx. No active judgments or liens have been found. The annual installments of combined taxes for xxxx have been paid in the amount of xx The annual installments of combined taxes for xxxx have been partially paid in the amount of xx. The annual installments of combined taxes for xxxx are due in the amount of xx No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: First Payment Date Loan Value: xx Tape Value: xx |---| xx (Days) |----| Comment: Tape data shows stated first payment date is xx Actual data shows first payment date is xx Tape Source: Initial Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xx   Tape Value: Purchase   Variance:    Variance %:    Comment: Tape data shows stated Purpose of transaction per HUD-1 is xx Actual data shows Purpose of transaction per HUD-1 is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 306 (Days) Variance %: Comment: Tape data shows stated maturity date is xx Actual data shows maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (lvl 3) "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges than in total cannot increase more than xx% tolerance test. LE dated xx/xx/xxxx reflects the sum of Section C fees and Recording fee at $x,xxx.xx. Final CD dated xx reflects the sum of Section C and Recording fee at $x,xxx.xx. This is a cumulative increase of +$xxx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the x-year SOL is expired."
* Final Application Incomplete (lvl 2)     "First page of final application is missing from the loan file."
* GSE Points and Fees Test Violations (lvl 2)     "This loan failed the GSE loan term test. (xx due to the loan term exceeds xx years. Mortgages must not have terms exceeding xx years to be eligible for sale to Freddie Mac.

This loan failed the qualified mortgage loan term test. (xx
A qualified mortgage is a covered transaction for which the loan term does not exceed xx years.
This loan has a loan term of xxx months which exceeds the xxx-month loan term limit for qualified mortgages."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xxx)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			618	Not Applicable
83156219	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,219.16	$1,877.01	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Unavailable	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	761	49.584%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the xx for the amount of xx No active liens or judgments have been found. The tax status is to follow.	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. BWR has xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 49.584% Tape Value: xx |---| xx |----| xx Comment: Seller tape shows DTI Ratio percent is xx as per the latest document is xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: xx (Days)   Variance %:    Comment: Seller tape shows First payment date is xx as per the Note document is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape shows Housing Ratio percent is xx as per the latest 1008 document is xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows MI Company is xx as per the MI document is other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows Purchase of Transaction per HUD-1 is purchase, as per the CD document is xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 274 (Days) Variance %: Comment: Seller tape shows State maturity date is xx as per the Note document is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report dated xx in the loan file is subject to completion of construction, and the estimated amount of completion is not available in the appraisal report. The appraisal xxxxD/completion report is missing from the loan documents. Also, the final closing disclosure reflects escrow holdbacks in the amount of xx
* Loan has escrow holdback. No proof it was released (lvl 4) "The final CD dated xx reflects an escrow holdback in the amount of xx The proof for the release of the escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 3) "This loan failed the Pennsylvania license validation test."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the qualified mortgage interest-only test as the subject loan has an interest-only term of xx months."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by LP (xx), and its recommendation is to accept with a DTI of xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			664	761
81543292	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,298.43	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,281.87	$1,835.95	4.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	672	728	33.158%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx. No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
Borrower x has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing Initial Closing Disclosure	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Borrower's middle name is not available on note document. Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Co-borrower's middle name is not available on note document.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 304 (Days)   Variance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per appraisal report original LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per appraisal report original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xx   Tape Value: Purchase   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal report in the loan file is subject to the completion of construction. xxxxD report is missing from the loan documents. Also, the final CD reflects the escrow holdback in the amount of xx search shows an estimated value of xx Current UPB xxx * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects an escrow holdback in the amount of xx Proof for the release of the escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed TRID disclosure dates and personal delivery validation test due to a revised loan estimate receipt date that is after the revised loan estimate delivery date; or the initial closing disclosure receipt date that is after the initial closing disclosure delivery date; or the revised closing disclosure receipt date that is after the revised closing disclosure delivery date."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Total of payments disclosed on final CD as $xxx,xxx.xx. Calculated total of payments is $xxx,xxx.xx for an under disclosed amount of -$xx,xxx.xx. Reason for total of payments under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TILA Test Failed (lvl 3)     "Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xx,xxx.xx. Reason for Finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the x year SOL is active."
* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/xxxx and the x year SOL is active."
* GSE Points and Fees Test Violations (lvl 3)     "This loan failed the qualified mortgage interest-only test as the subject loan has an interest-only term of xx months."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* Missing Initial xxxx_Application (lvl 3)     "Initial xxxx is missing from the loan documents."
* Missing Initial Closing Disclosure (lvl 3) "Initial closing disclosure is missing from the loan documents."	* Compliance Testing (lvl 2) "Loan failed the qualified mortgage safe harbor threshold test due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (lvl 2) "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			590	685
40815121	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$135.55	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$775.00	$1,128.57	3.875%	370	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	703	803	48.439%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx. No active judgments or liens have been found. Annual city taxes for xxxx are due on xx in the amount of xx No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. BWR x has xx BWR x has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.439% Tape Value: xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Housing ratio per UW is xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 370   Tape Value: 360   Variance: 10   Variance %: xx   Comment: Loan original maturity term months is 370.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Purpose of transaction per HUD-1 is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: na.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal report dated x/xx/xxxx is subject to completion/repairs due to the construction of the home with septic, driveway, electrical, and tree clearing, increasing the final total cost to construct to $xxx,xxx.xx. xxxxD report is missing from the loan documents. Final CD reflects an escrow holdback in the amount of xx * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "Loan failed the qualified mortgage loan term test due a qualified mortgage is a covered transaction for which the loan term does not exceed xx years. This loan has a loan term of xxx months which exceeds the xxx-month loan term limit for qualified mortgages."
* ComplianceEase TILA Test Failed (lvl 3)     "Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the SOL is x years.

TRID total of payment disclosed on final CD as $xxx,xxx.xx. Calculated Total of Payments is $xxx,xxx.xx for an under disclosed amount of -$xxxx.xx. Reason for the disclosed total of payments of $x,xxx,xxx.xx is not considered accurate because it is understated by more than $xxx. Subject loan is refinance case, originated on xx and the SOL is x years."
* GSE Points and Fees Test Violations (lvl 3)     "Loan failed GSE (Freddie Mac public guidelines) loan term test due the loan term exceeds xx years. Mortgages must not have terms exceeding xx years to be eligible for sale to Freddie Mac."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is approve/eligible with a DTI of xx.xx%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			784	799
4922284	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,520.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$972.70	$1,468.49	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	695	46.639%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. BWR has xx BWRx has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: NA. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 304 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 274 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal of subject property is subject to repairs of multiple items listed in option addendum xx totaling $xxx,xxx.xx. Updated xxxxD report is missing from the loan documents. Final CD reflects escrow holdback xx * Loan has escrow holdback. No proof it was released (lvl 4) "The final CD dated xx shows an escrow hold-back in the amount of $xxx,xxx.xx, but the loan document contains no evidence of release."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx and the SOL is x years."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the amortization test for one of the following reasons:

The loan has a date creditor received application before January xx, xxxx, the loan contains an interest-only feature, and one or more of the following applies:
The loan is a cash-out refinance.
The loan is secured by an investment property, a unit in a co-op project, or a manufactured home.
The loan is secured by a x-x unit property.

This loan failed the qualified mortgage interest only test due to A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated x/xx/xxxx does not reflect Points - Loan Discount Fee. Final, CD dated xx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is x years."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower's income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP xx) and its recommendation is Accept with a DTI of xx.xxx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			735	672
82073716	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,298.05	$2,040.40	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	736	733	48.646%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx in the amount of xx. No active judgments or liens were found. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx, which was applied for the due date of xx. The P&I is xx with an interest rate of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
Borrower has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 304 (Days)   Variance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Housing ratio per U/W is xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 274 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report dated x/xx/xxxx in the loan file is subject to completion of construction, and the estimated amount of completion is not available in the appraisal report. The xxxxD/completion report is missing from the loan documents. Also, the final closing disclosure reflects escrow holdback in the amount of xx * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the Pennsylvania license validation test. (xx)"
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the qualified mortgage interest only test. (xx)
A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage that does not allow the consumer to defer repayment of principal.
This loan is an interest only loan or a graduated payment mortgage."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test.
Initial LE dated xx/xx/xxxx reflects Transfer Taxes at $xxx.xx. Final CD dated xx reflects Transfer Taxes at $x,xxx.xx.
This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the x-year SOL is active.

Loan failed charges that in total cannot increase more than xx% tolerance test.
Initial LE dated xx/xx/xxxx reflects Recording Fee at $xxx.xx. Final CD dated xx reflects Recording Fee at $xxx.xx.
This is an increase of $x.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the x-year SOL is active."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			622	648
21328600	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,382.01	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$445.00	$1,041.06	5.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	36.292%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx. No active judgments or liens have been found. The first installment of county taxes for xxxx has been paid in the amount of xx. The second installment of county taxes for xxxx is due in the amount of xx. No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal report is subject to completion of construction, and the estimated cost to cure is not available in the loan file. xxxxD or completion report, is missing from the loan documents. Final CD is also missing in the loan documents."	* HUD-x Closing Statement missing or unsigned (lvl 3) "Final closing disclosure is missing from the loan documents." * Loan does not conform to program guidelines (lvl 3) "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."	* Closing_Disclosure violations (lvl 2) "Final CD missing. File missing final executed CD. CE was tested based on seller provided unexecuted initial CD at closing."
* Compliance Testing (lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "This loan failed the qualified mortgage interest-only test as the subject loan has an interest-only term of xx months."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan fails Compliance Ease delivery and timing test for initial closing disclosure dated xx Document tracker is missing and x business days were added to get receipt date x/xx/xxxx which is less than x business days from the consummation date x/xx/xxxx."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that in total cannot increase more than xx% tolerance test. LE dated xx/xx/xxxx reflects the sum of Section C fees and Recording fee at $x,xxx.xx. Initial, CD dated x/xx/xxxx reflects the sum of Section C and Recording fee at $x,xxx.xx. This is a cumulative increase of $xxx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on x/xx/xxxx and the SOL is x years."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	Not Applicable
33120850	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,941.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$462.50	$685.41	3.750%	367	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	785	23.529%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx No active judgments or liens were found. The xnd installment of combined taxes for xxxx is due in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of PITI xx which was applied for the due date of xx. The current P&I is xx and the rate of interest is xx. The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
BWRx has xx
BWRx has been on the job for xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: First Payment Date Loan Value: xx Tape Value: xx Comment: First payment date is xx Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 367   Tape Value: 360   Variance: 7   Variance %: xx   Comment: Loan original maturity term months is 367.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: AS per final CD purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: As per note stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal report dated x/xx/xxxx is subject to completion/repairs due to x car attached garage, concrete approach, one bedroom closet, living room windows and removal of second staircase. Total estimated cost is $xx,xxx.xx. Updated xxxxD available, but effective date was x/xx/xxxx. Final CD reflects escrow holdback amount of $xx,xxx.xx. xx."
* Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (lvl 3) "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "Loan fails qualified mortgage interest only test due to this loan is an interest only loan or a graduated payment mortgage.

Loan fails qualified mortgage loan term test due to this loan has a loan term of xxx months which exceeds the xxx-month loan term limit for qualified mortgages."
* ComplianceEase TILA Test Failed (lvl 2)     "Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of $x,xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the x-years SOL is expired.

TRID total of payment disclosed on final CD as $xxx,xxx.xx. Calculated total of payments is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx. Reason for the disclosed total of payments of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx. Subject loan is refinance case, originated on xx and the x-years SOL is expired."
* GSE Points and Fees Test Violations (lvl 2)     "Loan fails GSE (xxs) amortization test due to the loan has a date creditor received application on or after xx and the loan is not fully amortizing.

Loan fails GSE (xx) loan term test due to the loan term exceeds xx years. Mortgages must not have terms exceeding xx years to be eligible for sale to Freddie Mac."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			745	784
82520460	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,303.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,162.71	$1,592.30	4.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	665	812	34.959%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx which was recorded on xx. No active judgments or liens were found. The first and second installments of county taxes for the year xxxx have been paid in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI), which was applied to the due date of xx. The current monthly P&I is xx, and the interest rate is xx. The current UPB is xx.	Collections Comments:Collection comments are missing from the loan file. The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found in the collection comments. No evidence of damage or repair has been found. BWR has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: S |---| |----| Comment: Borrwer's last name isxx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Borrower DTI ration percent is xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose is refinance but tape shows purchase.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal report dated x/xx/xxxx is subject to completion of construction to permanent and estimated cost to cure is not available. xxxxD report is available, but subject xx% completed. Final CD reflects the escrow holdback in the amount of xx * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "This loan failed the qualified mortgage interest-only test as the subject loan has an interest-only term of xx months. Loan failed qualified mortgage loan term test due to a qualified mortgage is a covered transaction for which the loan term does not exceed xx years. This loan has a loan term of xxx months which exceeds the xxx-month loan term limit for qualified mortgages."
* ComplianceEase TILA Test Failed (lvl 3)     "Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xx,xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on x/xx/xxxx and the SOL is x years.   TRID total of payment disclosed on final CD as $$xxx,xxx.xx. Calculated total of payments is $xxx,xxx.xx for an under disclosed amount of -$xx,xxx.xx. The disclosed total of payments of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx. Subject loan refinance case, originated on xx and the SOL is x year."
* GSE Points and Fees Test Violations (lvl 3)     "Loan failed GSE (Freddie Mac public guidelines) loan term test due to loan term exceeds xx years. Mortgages must not have terms exceeding xx years to be eligible for sale to Freddie Mac.  Loan failed GSE (Freddie Mac public guidelines) amortization test due to the loan has a date creditor received application before January xx, xxxx and the loan is an initial interest mortgage provides an interest only option. The loan has a date creditor received application on or after January xx, xxxx and the loan is not fully amortizing."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			725	823
67344932	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,971.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$658.88	$959.49	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	779	22.400%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx the subject mortgage was originated on xx in the amount of xx. No active liens and judgments have been found. The first installment of combined taxes for xxxx was paid in the amount of xx. The second installment is due on xx No prior year delinquent taxes have been found.	As per the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx. The current UPB is xx, and the interest rate is xx. The current P&I is xx.	Collections Comments:The current status of the loan is performing. As per the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. BWR#x has xx BWR#x has xx No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value: xx Tape Value: xx Comment: As per 1008, housing ratio is xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV ratio percentage is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 1 (Days)   Variance %:    Comment: Original note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original Standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction is 'Refinance'.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report dated x/xx/xxxx in the loan file is subject to completion of construction. The appraisal report shows the damaged bedroom ceiling, sump pump floor dampness, and north garage concrete block separation and the estimated amount of completion is not available. xxxxD update/completion report is missing from loan documents."
* Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (lvl 3) "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "This loan failed the qualified mortgage interest-only test as the subject loan has an interest-only term of x months."
* ComplianceEase TRID Tolerance Test is Incomplete (lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is x-year has expired."
* GSE Points and Fees Test Violations (lvl 2)     "This loan failed GSE (xx) amortization test due to the loan has a date creditor received application on or after January xx, xxxx and the loan is not fully amortizing."
* Intent to Proceed Missing  (lvl 2)     "Intent to proceed signed by borrower is missing from the loan documents."
* Missing Initial xxxx_Application (lvl 2)     "Initial application dated xx signed by loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			756	770
21953523	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$836.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$699.18	$985.78	4.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	677	44.243%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx, which was recorded on xx No active judgments or liens were found. The county taxes for xxxx (xnd installment) are due on xx in the amount of xx. No prior year's delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI), which was applied to the due date of xx. The current UPB is xx, and the interest rate is xx. The monthly P&I is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. No record of a post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found. No evidence of damage or repair has been found. Borrower has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape data shows borrower DTI ratio is xx Actual data shows borrower DTI ratio is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: 1.074%   Variance %: xx   Comment: Tape data shows housing ratio per U/W is xx Actual data shows housing ratio per U/W is xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Mortgage insurance certificate is missing from the loan documents.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Tape data shows property postal code is xx Actual data shows property postal code is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Tape data shows stated Purpose of transaction per HUD-1 is purchase. Actual data shows Purpose of transaction per HUD-1 is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Tape data shows stated maturity date is xx Actual data shows maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal report is subject to the completion of construction. xxxxD report is missing from the loan documents. Final CD reflects the escrow holdback in the amount of xx * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects an escrow holdback in the amount of xx Proof for the release of the escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (lvl 3) "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

This loan failed the qualified mortgage interest only test due to this loan is an interest only loan.

This loan failed the qualified mortgage loan term test due to this loan has a loan term of xxx months which exceeds the xxx-month loan term limit for qualified mortgages."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "TRID violation due to decrease in lender credit on initial LE dated xx/xx/xxxx reflects lender credits at $xxx.xx. Final CD dated xx reflects lender credits at $xxx.xx. This is decrease of $xx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on xx and the x year SOL is expired."
* GSE Points and Fees Test Violations (lvl 2)     "This loan failed the GSE (xx) loan term test due to the loan term exceeds xx years. Mortgages must not have terms exceeding xx years to be eligible for sale to xx
This loan failed the GSE (xx) amortization test due to the loan has a date creditor received application on or after January xx, xxxx and the loan is not fully amortizing."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Missing Initial xxxx_Application (lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of xx.xx%"		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			666	691
87533480	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,566.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$916.05	$1,272.40	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	692	40.632%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx There is a junior mortgage that was originated on xx with the lender xx for the amount of xx The first and second installments of combined taxes for xxxx are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR#x has xx BWR#x has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Seller tape shows DTI Ratio percent is xx as per the latest document is xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 304 (Days)   Variance %:    Comment: Seller tape shows First payment date is xx as per the Note document is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape shows Housing Ratio percent is xx as per the latest 1008 document is xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Mortgage insurance certificate is missing from loan documents.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: seller tape shows Mi coverage amount is xx Mortgage insurance certificate is missing from loan documents.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 305 (Days) Variance %: Comment: Seller tape shows State maturity date is xx as per the Note document is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report dated x/xx/xxxx in the loan file is subject to the completion of construction, and the estimated amount of completion is not available in the appraisal report. The appraisal xxxxD update/completion report is missing from the loan documents. Also, the final closing disclosure reflects escrow holdbacks in the amount of xx * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD reflects an escrow holdback in the amount of xx and proof of release is missing from the loan document."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the qualified mortgage interest-only test as the subject loan has an interest-only term of xx months."
* GSE Points and Fees Test Violations (lvl 3)     "Loan failed GSE (Freddie Mac public guidelines) amortization test due to the loan has a date creditor received application on or after January xx, xxxx and the loan is not fully amortizing."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that in total cannot increase more than xx% tolerance test. Initial LE dated xx/xx/xxxx reflects the sum of Section C fees and Recording fee at $x,xxx.xx. Final CD dated xx reflects the sum of Section C and Recording fee at $x,xxx.xx. This is a cumulative increase of $xx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is x-year.

Exception downgraded to level x as x year SOL has been expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (lvl 2) "Loan failed the higher-priced mortgage loan test xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			484	551
7523899	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,073.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,112.16	$1,679.02	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	719	45.354%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of town taxes for xxxx were paid in the amount of xx The first and second installments of town taxes for xxxx are due in the amount of xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has been xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value:xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 304 (Days)   Variance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Housing ratio per U/W is xx   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: MI coverage amount is 30%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx Variance:    Variance %:    Comment: Property address street is xx  Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: xx (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal report is subject to the completion of construction, and the estimate of construction listed in the option addendum is $xxx,xxx.xx. Final closing disclosure shows any escrow holdback in the amount of xx xxxxD completion report is missing from the loan documents." * Loan has escrow holdback. No proof it was released (lvl 4) "The final CD shows an escrow hold-back in the amount of xx but the loan document contains no evidence of release."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan was originated on xx and the x-year SOL is active."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the qualified mortgage interest-only test as the subject loan has an interest-only term of xx months."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Construction Inspection Fees. Final CD dated xx/xx/xxxx reflects Construction Inspection Fees at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan was originated on xx and the x-year SOL is active."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (lvl 3) "ROR is missing from the loan file."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of xx%."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			717	Unavailable
61435772	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,988.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$833.75	$1,258.70	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	661	762	27.953%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title dated xx the subject mortgage was originated on xx in the amount of xx which was recorded on xx There is a junior mortgage against the subject property in the amount of xx which was recorded on xx The second installment of combined taxes for xxxx is due in the amount of xx. No delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx. The current UPB is xx, and the interest rate is xx. The monthly P&I is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. BWR has xx. BWR x has xx No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found. Unable to confirm the current condition and occupancy status of the subject property. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application Initial 1003_Application Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 304 (Days)   Variance %:    Comment: Note reflects, first payment date is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 244 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report is subject to the completion of construction. The xxxxD report is missing from the loan documents. Final CD reflects the escrow holdback in the amount of xx * Loan has escrow holdback. No proof it was released (lvl 4) "The final CD dated xx reflects an escrow holdback in the amount of xx The proof for the release of the escrow holdback is missing from the loan documents."	* Application Missing (lvl 3) "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the qualified mortgage interest only test (xx) due to a qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage"
* Final Application Incomplete (lvl 3)     "Final application which is available at (xx) reflects P&I as $xxx.xx. Note reflects P&I as $x,xxx.xx."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* Missing Initial xxxx_Application (lvl 3)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (lvl 2) "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under-disclosed amount of $x,xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a refinance case that originated on xx and the SOL is x years.

Exception downgraded to level x as x year SOL has been expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated x/xx/xxxx does not reflect points - loan discount fee. The final CD dated xx reflects points - loan discount fee at $x,xxx.xx. This is an increase in the fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case; it originated on xx and the SOL is x years.

Total of payments disclosed on final CD as $xxx,xxx.xx. Calculated total of payments is $xxx,xxx.xx for an under disclosed amount of $x,xxx.xx. Reason for total of payments under disclosure is unknown as the fee itemization is missing.

																																																																																								Exception downgraded to level x as x year SOL has been expired."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	788
96547165	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,525.70	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,402.50	$1,895.00	4.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	698	42.741%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx, the subject mortgage originated on xx in the amount of xx. There are two prior state tax liens found against the borrower in the total amount of xx, which were recorded on xx The xst and xnd installments of town taxes for xxxx are due in the total amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of PITI xx which was applied for the due date of xx The current P&I is xx and the rate of interest is xx The current UPB is xx	Collections Comments:As per the available collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by the owner. CCs do not show any damage.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value:xx Comment: DTI ratio is 42.741% Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 304 (Days)   Variance %:    Comment: Note reflects 1st payment date is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Housing ration is xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 305 (Days) Variance %: Comment: stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report is subject to the completion of construction. The xxxxD report is missing from the loan documents. Final CD reflects the escrow holdback in the amount of xx * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects an escrow holdback in the amount of xx Proof for the release of the escrow holdback is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (lvl 3) "TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/xxxx. Initial LE dated xx/xx/xxxx reflects lender credit at $x,xxx.xx. Revised CD dated xx/xx/xxxx reflects lender credit at $x,xxx.xx. This is decrease of -$xx.xx for fee which has x% tolerance test. Valid COC for the decrease is missing from the loan documents. The subject loan is a refinance, originated on xx and the x-year SOL is active."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (lvl 2) "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d). Loan failed qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			582	609
80994356	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$9,765.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,647.56	$2,487.30	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	741	49.952%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx There is an active prior mortgage against the subject property which was originated on xx in the amount of xx The second installment of county taxes for xxxx is due in the amount of xx The water/sewer charges for xxxx were delinquent in the amount of xx	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. BWR#x has been xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per documents borrower DTI ratio is xx but tape shows xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 303 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per documents borrower housing ratio is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: MGIC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: As per loan documents purpose of transaction is refinance but tape shows purchase.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 274 (Days) Variance %: Comment: As per note maturity date is xx but tape shows xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report is subject to the completion of construction. The xxxxD report is missing from the loan documents. Final CD reflects the escrow holdback in the amount of xx * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "This loan failed the qualified mortgage interest only test. (xx)
A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal.
This loan is an interest only loan or a graduated payment mortgage."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of xx%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			552	612
95461920	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$8,535.20	$10,222.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,253.37	$2,061.75	3.125%	370	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	731	38.362%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx, the subject mortgage was originated on xx in the amount of xx. No active judgments or liens have been found. The first and second installments of county taxes for xxxx are due in the total amount of xx. The water/sewer charges were due in the amount of xx The annual county taxes for xxxx were delinquent in the amount of xx which is good through xx	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. BWRx has xx Unable to confirm the current condition and occupancy status of the subject property. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #2 first name is xx Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 last name is xx.   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Note reflects, borrower #2 middle name N/A.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Tape data, post close DTI is xx However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -304 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per Tape data, post close housing Ratio is xx However final application documents reflect as xx   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 370   Tape Value: 360   Variance: 10   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00. Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of refinance is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -29 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan document."	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "This loan failed the qualified mortgage interest only test due to this loan is an interest only loan or a graduated payment mortgage.

This loan failed the qualified mortgage loan term test due to this loan has a loan term of xxx months which exceeds the xxx-month loan term limit for qualified mortgages."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) the amortization test due to the loan has a date creditor received application on or after January xx, xxxx and the loan is not fully amortizing.

Loan fails GSE (Freddie Mac public guidelines) loan term test due to the loan term exceeds xx years. Mortgages must not have terms exceeding xx years to be eligible for sale to Freddie Mac.

Loan fails GSE (Freddie Mac public guidelines) amortization test due to the loan has a date creditor received application on or after January xx, xxxx and the loan is not fully amortizing."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (lvl 2) "Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xx,xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the SOL is x year active.

TRID total of payment disclosed on final CD as $xxx,xxx.xx. Calculated total of payments is $xxx,xxx.xx for an under disclosed amount of -$xx,xxx.xx. The disclosed total of payments of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx and the provided reimbursement amount of $x.xx is not sufficient to cure the inaccuracy. Subject loan is refinance case, originated on xx and the SOL is x year active.

																																																																																								Exception downgraded to level x as x year SOL has been expired."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	666
60571934	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,709.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$483.00	$743.62	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	729	24.095%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx which was recorded on xx. There is a junior mortgage against the subject property in favor of xx in the amount of xx which originated on xx. No active liens or judgments were found. The first installment of combined taxes for xxxx was paid in the amount of xx. The second installment of combined taxes for xxxx is due in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI) which was applied for the due date of xx. The current monthly P&I is xx, and the interest rate is xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence of bankruptcy and foreclosure has been found. BWR has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per final DU and 1008 borrower DTI is xx Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: AS per final LP and 1008 housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: As per final CD the purpose of transaction is refinance   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal of subject property is subject to repairs of multiple items listed in the project list and estimate cost to cure is not available in the loan file. Final closing disclosure shows escrow holdback in the amount of xx xxxxD completion report is missing from the loan documents." * Loan has escrow holdback. No proof it was released (lvl 4) "The final CD shows an escrow hold-back in the amount of xx but the loan document contains no evidence of release."	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "This loan failed the amortization test for one of the following reasons: The loan has a date creditor received application before xx, the loan contains an interest-only feature, and one or more of the following applies: The loan is a cash-out refinance. The loan is secured by an investment property, a unit in a co-op project, or a manufactured home. The loan is secured by a x-x unit property. The loan has a date creditor received application on or after xx and the loan is not fully amortizing. This loan failed the qualified mortgage interest only test due to a qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage."
* Loan does not conform to program guidelines (lvl 3) "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."	* Closing_Disclosure violations (lvl 2) "Final CD is available at Pg#xxx with x% interest rate but note documents reflect interest rate at x.x%."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx and the SOL is x years."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that in total cannot increase more than xx% tolerance test. LE dated x/xx/xxxx reflects the sum of Section C fees and Recording fee at $xx.xx. Final, CD dated xx reflects the sum of Section C and Recording fee at $xxx.xx. This is a cumulative increase of $xx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is x years."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	786
6833325	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,194.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$700.00	$1,180.49	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	759	47.242%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx which was recorded on xx There is a junior mortgage against the subject property in the amount of xx which was originated on xx. The first and second installments of county taxes for xxxx are due total in the amount of xx. No prior year delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The last payment was received on xx, which was applied for the due date of xx and the next due date for payment is xx. The P&I is xx and PITI is xx. The UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on xx/xx/xxxx, which was applied for the due date of xx/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
BWR has xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows Borrowser Middle Name isxx as per the Note document is A.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape shows DTI Ratio percent is xx as per the latest document is xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 306 (Days)   Variance %:    Comment: Seller tape shows First payment date is xx as per the Note document is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape shows Housing Ratio percent is xx as per the latest 1008 document is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Seller tape shows Purchase of Transaction per HUD-1 is purchase, as per the CD document is Refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 275 (Days) Variance %: Comment: Seller tape shows State maturity date is xx as per the Note document is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report is subject to the completion of construction. The xxxxD report is missing from the loan documents. Final CD reflects the escrow holdback in the amount of xx * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects an escrow holdback in the amount of xx Proof for the release of the escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (lvl 3) "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "Loan fails TRID total of payments test due to total of payments disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan fails TILA finance charge test due to finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx.  Reason for Finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is a refinance, originated on x/xx/xxxx and the x-year SOL is expired."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of xx.xx%."		Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			678	743
48458230	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$529.51	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$849.47	$1,179.93	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	638	668	23.412%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx with the lender xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of town taxes for xxxx were paid in the amount of xx The first and second installments of town taxes for xxxx are due in the amount of xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied to the due date of xx. The unpaid principal balance is xx. The current P&I is xx and the interest rate is xx.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. BWR has xx BWRx has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Valuexx Comment: DTI is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 304 (Days)   Variance %:    Comment: Note reflects 1st paymnet date a xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 21.244%   Tape Value: 16.846%   Variance: 4.398%   Variance %: 4.39800%   Comment: Hsg ratio is 21.244%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: LTV is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Loan is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 274 (Days) Variance %: Comment: Note reflects maturity date as xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report is subject to the completion of construction. The xxxxD report is missing from the loan documents. Final CD reflects the escrow holdback in the amount of xx * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* Compliance Testing (lvl 3) "The total of payments disclosed on the final CD as $xxx,xxx.xx. The calculated total of payments is $xxx,xxx.xx for an under-disclosed amount of $x,xxx.xx. The reason for the total of payments under disclosure is unknown, as the fee itemization is missing. The subject loan is a refinance case that originated on xx and the SOL is x years."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the qualified mortgage interest only test due to a qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage."
* ComplianceEase TILA Test Failed (lvl 3)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under-disclosed amount of -$x,xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a refinance case that originated on xx and the SOL is x years."
* GSE Points and Fees Test Violations (lvl 3)     "This loan failed the amortization test due to the loan has a date creditor received application before January xx, xxxx, the loan contains an interest-only feature and the loan has a date creditor received application on or after January xx, xxxx and the loan is not fully amortizing."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	739
63276813	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$751.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$880.43	$1,282.10	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	792	670	38.324%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx. No active judgments or liens have been found. Tax status is to follow. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and PITI is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Borrower has xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value:xx Comment: As per LP, borrower DTI ratio is xx Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 304 (Days)   Variance %:    Comment: First payment date is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per LP, Housing ratio is xx   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Unavailable   Tape Value: MGIC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of transaction is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 274 (Days)   Variance %:    Comment: Stated maturity date is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report is subject to the completion of construction. The xxxxD report is missing from the loan documents. Final CD reflects the escrow holdback in the amount of xx
* Loan has escrow holdback. No proof it was released (lvl 4)     "Final CD dated xx reflects an escrow holdback in the amount of xx Proof for the release of the escrow holdback is missing from the loan documents."
* Property is Manufactured Housing (lvl 4) "Home is not affixed. As per the appraisal report located at xx subject property type is PUD and tape data also shows the same. The tax report attached to the UT xx shows property type as manufactured home. Alta x endorsement is not attached with the final title policy. VIN# is not provided in the legal of subject mortgage. The affidavit of affixation is missing."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed PA license validation test due to the Pennsylvania HB xxxx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November xth, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the qualified mortgage interest only test due to this loan is an interest only loan."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (lvl 2) "Loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			709	700
34987977	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,994.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$656.12	$990.54	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	726	740	33.793%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx, the subject mortgage was originated on xx in the amount of xx. No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx, the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx, which was applied for the due date of xx. The current P&I is xx, and the interest rate is xx. The UPB is xx.	Collections Comments:The current status of the loan is performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. BWR has xx BWR x has xx No foreclosure activity has been found. No details related to the bankruptcy have been found. No visible damages have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: First Payment Date Loan Value: xx Tape Value: xx |---| 304 (Days) |----| Comment: Seller tape shows First payment date is xx as per the Note document is xx Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: Not Applicable   Tape Value: Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Seller tape shows Purchase of Transaction per HUD-1 is Purchase, as per the CD document is Refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 274 (Days)   Variance %:    Comment: Seller tape shows State maturity date is xx as per the Note document is xx   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Suject property type is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report is subject to the completion of construction. The xxxxD report is missing from the loan documents. Final CD reflects the escrow holdback in the amount of $xxx,xxx.xx." * Loan has escrow holdback. No proof it was released (lvl 4) "The final CD dated xx reflects an escrow holdback in the amount of xx Proof for the release of the escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the qualified mortgage interest only test (xx) due to A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated x/xx/xxxx reflects points - loan discount fee at $xxx.xx. The final CD dated xx reflects points - loan discount fee at $xxx.xx. This is an increase in the fee of $x.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case; it originated on xx and the SOL is x years."
* GSE Points and Fees Test Violations (lvl 3)     "This loan failed GSE (Freddie Mac public guidelines) amortization test due to the loan has a date creditor received application before January xx, xxxx and the loan is an initial interest mortgage provides an interest only option."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property is Manufactured Housing (lvl 3) "Home is affixed. As per the document located at xx the subject property type is manufactured home. As per the affidavit of transfer to real estate, the home is permanently affixed with serial number xxx-xxx-xxx. Schedule B of the final title policy shows an exception for the manufactured affidavit."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			664	605
10763905	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,052.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$860.41	$1,324.68	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	29.344%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx which was recorded on xx. No active judgments or liens have been found. The annual combined taxes for xxxx are due in the total amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. The current UPB is xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. BWR has xx Unable to confirm the current condition and occupancy status of the subject property. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 273 (Days)   Variance %:    Comment: Seller tape shows First payment date is xx as per the Note document is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 274 (Days) Variance %: Comment: Seller tape shows State maturity date is xx as per the Note document is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal report is subject to completion of improvement, and the estimated amount of improvement is $xx,xxx.xx. The subject loan is from construction to permanent. xxxxD report is missing from the loan documents. Final CD reflects the escrow holdback in the amount of xx * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "TRID Violation due to decrease in lender credit on initial LE dated x/xx/xxxx reflects lender credit at $xxx.xx. Final CD dated xx reflects lender credit at $x.xx this is decrease of $xxx.xx for fee which has x% tolerance test. Valid COC for the decrease is missing from the loan documents. Subject loan is a refinance, originated on xx and the SOL is x years."
* ComplianceEase TILA Test Failed (lvl 3)     "Loan fails TILA finance charge test due to finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx.  Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on xx and the x-year SOL is active.

Loan fails TRID total of payments test due to total of payments disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects Appraisal Review Fee at $xxx.xx, CD dated xx reflects Appraisal Review Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points - Loan Discount Fee, Administration Fee, Extension fee, Construction Inspection fee and Foundation Survey fee. CD dated xx reflects Points - Loan Discount Fee at $xx.xx , Administration Fee at $xxx.xx,  Extension fee at $xxx.xx, Construction Inspection fee at $xxx.xx and Foundation Survey fee $xx.xx.This is an increase in fee of x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Subject loan is a refinance, originated on xx and the x-year SOL is active."
* Loan does not conform to program guidelines (lvl 3)     "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."
* Missing Initial xxxx_Application (lvl 3)     "Initial xxxx is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* GSE Points and Fees Test Violations (lvl 2) "Loan failed GSE (xx) amortization test due to the loan has a date creditor received application on or after January xx, xxxx and the loan is not fully amortizing. Loan failed qualified mortgage interest only test due to this loan is an interest only loan."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			623	Not Applicable
67167221	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$693.51	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$723.00	$1,907.58	4.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	762	40.282%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx with the lender xx which was recorded on xx. There is one junior mortgage against the subject property originated on xx with the lender, xx in the amount of xx which was recorded on xx The annual combined and school taxes for xxxx are paid.	As per the review of payment history as of xx, the borrower is current with the loan and the next due date is xx. The last payment was received on xx in the amount of xx which was applied for the due date of xx. The current P&I is xx and interest rate is xx. The UPB is xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. BWR has xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Borrower DTI Ratio percent is xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: First Payment date is xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Housing Ration per U/W is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Tape Value:xx   Variance:    Variance %:    Comment: Property address Street is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -61 (Days) Variance %: Comment: Stated Maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report dated xx/xx/xxxx is subject to the completion of construction. The xxxxD report is missing from the loan documents. Final CD reflects the escrow holdback in the amount of $xxx,xxx.xx." * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (lvl 3) "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "This loan failed the qualified mortgage interest only test. A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx and the x-year SOL is expired.

TRID total of payment disclosed on final CD as $xxx,xxx.xx. Calculated total of payments is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx. The disclosed total of payments of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflect points loan discount fee $x,xxx.xx. CD dated xx reflects points loan discount  fee at $x,xxx.xx. This is an increase in fee of +$xxx.xx. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the x-year SOL is expired."
																																																																																								* GSE Points and Fees Test Violations (lvl 2) "Loan fails GSE xx Amortization Test due. The loan has a date creditor received application before January xx, xxxx, the loan contains an interest-only feature."		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			794	795
56958012	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,128.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$982.74	$1,280.19	4.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	683	26.678%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the latest updated title report dated xx the subject mortgage was originated on xx in the amount of xx which was recorded on xx No active liens and judgments have been found. xst and xnd installment combined taxes for xxxx are due on xx in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of PITI xx which was applied for the due date of xx. The current P&I is xx and the rate of interest is xx The current UPB is xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the seller’s tape data, the subject property was occupied by owner.
BWR x has xx
BWR x has xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Hazard Insurance	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Seller tape shows Borrower Last Name is xx as per the Note document is xx Tape Source: Initial Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Seller tape shows Purchase of Transaction per HUD-1 is purchase, as per the CD document is Refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: Seller tape shows State maturity date is xx as per the Note document is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report dated x/xx/xxxx is subject to the completion of construction. The xxxxD report is missing from the loan documents. Final CD reflects the escrow holdback in the amount of $xxx,xxx.xx." * Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (lvl 3) "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "This loan failed the qualified mortgage interest only test. A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage."
* GSE Points and Fees Test Violations (lvl 2)     "GSE (Fannie Mae Public Guidelines) Amortization Test. The loan has a date creditor received application before January xx, xxxx, the loan contains an interest-only feature."
																																																																																								* Missing proof of hazard insurance (lvl 2) "Evidence of hazard insurance is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			599	721
77016358	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,168.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,122.39	$1,537.09	4.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	686	44.515%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx the subject mortgage was originated on xx in the amount of xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The last payment was received on xx in the amount of xx (PITI), which was applied for the due date of xx. The current P&I is xx with an interest rate of xx. The current UPB reflected as per the payment history is xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of xx, the borrower is current with the loan, and the next due date is xx. The current UPB reflected as per the payment history is xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR#x has x.xx years on the job as xx
BWR#x has x.xx years on job as xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per final 1008 and LP borrower DTI is xx Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per final 1008 and DU housing ratio is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: Property street address is xx Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Subject loan is construction to permanent. Updated purpose of transaction per HUD is refinance.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: AS per note stated maturity date xx Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects an escrow holdback in the amount of xx Proof for release of escrow holdback is missing from the loan documents."	* Loan does not conform to program guidelines (lvl 3) "Subject is construction to permanent loan. Tape shows the subject loan is seasoned agency CP. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "This loan failed the Pennsylvania license validation test. (xx)
The Pennsylvania HB xxxx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November xth, xxxx.
The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November xth, xxxx. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January xst, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "This loan failed the qualified mortgage interest-only test as the subject loan has an interest-only term of x months."
* GSE Points and Fees Test Violations (lvl 2)     "This loan failed the GSE (Freddie Mac public guidelines) amortization test due to the loan has a date creditor received application on or after January xx, xxxx and the loan is not fully amortizing."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			678	558
79892569	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,381.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,286.17	2.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	769	Not Applicable	44.905%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx the subject mortgage was originated on xx in the amount of xx There is an active junior mortgage against the subject property in favor of xx in the amount of xx which was recorded on xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx, the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. PH shows current UPB including deferred amount is xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan. The next due date is xx. The last payment was received on xx in the amount of xx with an interest rate of xx which was applied for the due date of xx. PH shows current UPB including deferred amount is xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx. The covid-19 attestation is available at xx.
As per the collection comment dated xx the servicer provided covid-19 FB plan to the borrower from xx. Also, the loan was approved for covid-19 deferral plan dated xx located at xx. Total xx payments were deferred with the deferred balance ofxx Tape data also shows the deferred balance is xx.
As per the collection comment dated xx, the subject property was damaged due to hail on xx. The actual loss amount is not available. As per the comment dated xx, loss draft check was received on xx in the amount of xx No comments have been found regarding repair completion.
BWR has x.x years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction is cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* LE/CD Issue date test Fail (lvl 3)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated xx/xx/xxxx and hand signed on xx/xx/xxxx, which is greater than three business days from the initial application date xx/xx/xxxx. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of the initial LE."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx% and does not meet the Freddie Mac guideline-allowable DTI limit for manual UW loans. Tape shows an increased DTI of xx.xx%. Further details not provided. Lender defect. The subject loan originated on x/xx/xxxx, and the x-year SOL has expired. BWR has x.x years on the job as xx"
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase the x% tolerance test and charges that in total cannot increase more than xx% tolerance test due to loan failed initial LE delivery and timing test. The initial LE dated xx/xx/xxxx was delivered on xx/xx/xxxx, which is more than x business days from the initial application date of xx/xx/xxxx. The subject loan is a refinance case; it originated on xx and the SOL is x years.

Exception downgraded to level x as x year SOL has been expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx. Total expenses are in the amount of $x,xxx.xx, and the loan was underwritten by DU (xx), and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			745	Not Applicable
76950922	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,453.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,498.59	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	741	802	42.186%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx shows that the subject mortgage was originated on xx in the amount of xx. There is a prior credit card judgment or consumer debt found against the subject borrower in favor of xx in the amount of xx which was recorded on xx The annual county tax for xxxx was paid in the amount of xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx. The last payment was received on xx in the amount of PITI xx which was applied for the due date of xx. The current P&I is xx and the rate of interest is xx. The current UPB is xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The current UPB is xx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. No comment pertaining to the damage to the subject property has been observed.
BWR has x months on the job as an xx.
BWRx has x years on the job as an xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "The tape shows the subject condo project does not meet xx requirements. The review of the condo questionnaire shows a single entity owning xx units out of xxx, xx% of ownership. Also, more than xx% of the units are delinquent, and the budget allocated of xx in reserves is less than xx% of the requirement. xx search shows an estimated value of xx Current UPB is xx Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (lvl 2) "Subject loan purchase case. Final CD dated xx/xx/xxxx reflects cash to amount at $x,xxx.xx."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			734	798
66596607	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$24,071.57	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,658.11	7.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	742	Not Applicable	32.142%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated xx the subject mortgage was originated on xx in the amount of xx and it was recorded on xx
No active judgments or liens were found.
The annual combined taxes for xxxx are paid off in the amount of xx
As per updated title report, no prior year taxes are delinquent.
According to the review of updated payment history as of xx, the borrower is current with the loan and the next due date of payment is xx. The last payment was received on xx in the amount of xx which applied for xx. The current P&I is xx with an interest rate of xx. The UPB as of the date mentioned in the updated payment history is xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of xx the borrower is current with the loan and the next due date of payment is xx The UPB as of the date mentioned in the updated payment history is xx
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the servicing comment dated xx the reason for default is excessive obligation.
The occupancy of the subject property is unable to be determined.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has been xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows that the loan had an early payment default (EPD). Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
93076240	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,955.58	$2,762.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$538.97	7.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	44.577%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual installments of school, county and other taxes for xxxx have been paid in the total amount of $x,xxx.xx.
The annual installments of school, county, and other taxes for xxxx have been delinquent in the total amount of $x,xxx.xx, which are good through xx/xx/xxxx and xx/xx/xxxx, respectively.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower has x.xx years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: Age of loan is 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value:xx
xx
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: As per note stated maturity date is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows the lender miscalculated monthly payment of student loan debts. Revised DTI is xx%. Lender defect. Subject loan originated on xx/xx/xxxx, and the x-year SOL is active. BWR has x.x years on the job as security officer, FICO xxx, xXxx since inception, and $xxxk equity in the subject."	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation Test."
* ComplianceEase TILA Test Failed (lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date x/xx/xxxx is more than xx calendar days after the consummation date xx/xx/xxxx."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Subject loan is a refinance, originated on xx/xx/xxxx and the SOL is x-year."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from loan documents."
																																																																																							* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45306970	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,363.81	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$574.29	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	626	Not Applicable	34.890%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	$114,140.60	Not Applicable	5.250%	$569.41	11/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx No active judgments or liens were found. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the collection comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19. As per the collection comment dated x/xx/xxxx, the borrower was approved for the covid-19 deferral plan and the next due date was x/xx/xxxx. As per the seller’s tape data, the borrower has made  x payments since repurchase and deferral with the prior servicer.
As per the collection comment dated x/xx/xxxx, the borrower was approved for the loan modification on xx/xx/xxxx. The modified principal balance is $xxx,xxx.xx. The monthly P&I is $xxx.xx and the rate of interest is x.xx%. The first payment was started on xx/xx/xxxx and the maturity date is xx/xx/xxxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated x/xx/xxxx, the subject property was occupied by the owner. As per the collection comment dated x/xx/xxxx, the subject property was located in the FEMA disaster area. CCs do not show any damage.
BWR has x months on the job as an account manager at xx
Previously, BWR worked as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the collection comment dated x/xx/xxxx, the borrower was approved for the loan modification on xx/xx/xxxx. The modified principal balance is $xxx,xxx.xx. The monthly P&I is $xxx.xx and the rate of interest is x.xx%. The first payment was started on xx/xx/xxxx and the maturity date is xx/xx/xxxx. The loan modification document is missing from the loan file.	Field: Age of Loan Loan Value: 60 Tape Value: 62 |---| -2 |----| -3.22580% Comment: Age of loan is 60. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Variance: 4990 (Days) Variance %: Comment: maturity date per mod is xx. Tape Source: Initial Tape Type: Field: Stated Remaining Term Loan Value: 465 Tape Value: 300 Variance: 165 Variance %: 55.00000% Comment: Stated remaining term is 465. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows variable income miscalculation as BWR has less than a x-year history of receiving income. Further details were not provided. Lender defect. The subject loan originated on xx/xx/xxxx, and the x-year SOL has expired."
* Cash out purchase (lvl 2)     "The subject loan is a purchase. Final CD dated xx reflects cash to in the amount of $xxx.xx."
* ComplianceEase State Regulations Test Failed (lvl 2)     "This loan fails prohibited fees first lien test.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
																																																																																								Underwriting Fee paid by Borrower: $xxx.xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			567	Not Applicable
29130333	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,818.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,587.09	8.125%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	792	Not Applicable	31.458%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual combined taxes have been paid in the amount of $xxxx.xx.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. BWR has x years on the job as a xx The post-closing details regarding the foreclosure and bankruptcy have not been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: Age of loan is 0. Tape Source: Initial Tape Type: xx Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			797	Not Applicable
3724020	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,104.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,115.19	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	48.321%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. BWR has been SE for x years at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 0 Tape Value: 2 |---| -2 |----| -100.00000% Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Variance: -31 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "This loan failed the revised closing disclosure delivery date test due to the revised CD dated xx/xx/xxxx. The document tracker is missing and x business days were added to get the receipt date xx/xx/xxxx, which is after the consumption date of xx/xx/xxxx."
* Loan does not conform to program guidelines (lvl 3)     "The subject loan was approved at xx.xx%. Tape shows investor and lender did not agree on SE income calculation. Calculations appear reasonable. Further details were not provided. The subject loan originated on xx/xx/xxxx, and the x-year SOL is active. BWR has x years of SE, FICO xxx, xXxx since inception, and $xxk equity in the subject."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			784	Not Applicable
97356392	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$989.99	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	725	Not Applicable	40.580%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The taxes are to follow.	According to the review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per seller tape data, the property is owner-occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has x.xx years on the job as an associate with xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures Origination Appraisal	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "This loan failed the Pennsylvania license validation test.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx"
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Missing Appraisal (lvl 3)     "Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Property Marketability Issues (lvl 3) "A post-close appraisal reflected an appraised value of $xxxK, and FNMA AVM resulted in a CU score of x.x. The review of the appraisal report shows that the comps selected are dissimilar in terms of design style, GLA, room count, property upgrades, and additional amenities. Comp #x with a sales price of $xxxK, is closest to the subject property, valued at $xxxK. A Zillow search shows an estimated value of $xxxK. Current UPB is $xxxK. Redfin shows property was remodeled and pictures confirm the same."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx reflects Appraisal Review Fee at $xxx.xx. Final CD dated xx/xx/xxxx reflects Appraisal Review Fee at $xxx.xx. This is an increase in fee of $xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan originated on x/xx/xxxx and x-year SOL is active. Exception downgraded to level x as x year SOL has been expired."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	Not Applicable
10299959	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,401.37	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,889.53	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	749	766	46.340%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There are two prior state tax liens against the borrower in favor of xx in the total amount of $x,xxx.xx. The annual installments of county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 16 Tape Value: 18 |---| -2 |----| -11.11111% Comment: Age of Loan 16. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Field: Original Appraised Value Loan Value: xx Field: Stated Maturity Date Loan Value:xx. Tape Source: Initial Tape Type: Field: Total Debt / Legal Balance per Payment History Loan Value: $xx Tape Value: $474471.40 Variance: $-1819.89 Variance %: -0.38356% Comment: Total Debt is 0.00 Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan originated at xx%. The tape shows BWR was not employed at closing. The revised DTI is xx.xx%. Further details not provided. BWR defect. The subject loan originated on x/xx/xxxx, and the x-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			681	721
47681518	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,395.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,827.93	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	639	41.528%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	3.875%	$1,827.93	Unavailable	Unavailable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The fourth installment of county taxes for xxxx/xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx/xx/xxxx and the covid-19 attestation is located at xx
BWR#x has less than one month on the job as a xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with the P&I of $x,xxx.xx and the interest rate is x.xxx%. As per the payment history as of x/xx/xxxx, the current P&I is $x,xxx.xx and the interest rate is x.xxx%. There is reduction in P&I with respect to note data. As per the collection comment dated xx/xx/xxxx, the deferred balance of $xx,xxx.xx was added per final data. The required modification agreement is missing from the loan file.		Field: Application Date (Baseline script version) Loan Value: 12/xx/2021 Tape Value: 10/xx/2021 |---| 57 (Days) |----| Comment: Application date is 12/xx/2021. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Loan Amortization Type Loan Value: Unavailable Tape Value: Fixed Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows the lender failed to verify if the disputed accounts with a total remaining balance of $xxxx belong to the borrower. Including x% of the balance in total debts pushes the DTI to xx.xx%. Further details not provided. Lender defect. The subject loan originated on xx/xx/xxxx, and the x-year SOL is active. BWR's current employment as a specialist in talent and organizational development started one day prior to the closing date, BWR's prior employment of two years as an HR quality auditor, FICO xxx, and $xxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			508	518
5918687	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,294.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,989.29	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	796	792	47.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. xnd half county taxes for xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 7/xx/2022 Tape Value: 4/xx/2022 |---| 83 (Days) |----| Comment: 1003 reflects date as 7/xx/2022. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.089%   Tape Value: 53.183%   Variance: -6.094%   Variance %: -6.09400%   Comment: DTI is 47.089%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -31 (Days) Variance %: Comment: Note reflects maturity date as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows the revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on x/xx/xxxx, and the x-year SOL is active. BWR has xx.x years on the job as a financial coordinator, FICO xxx, and $xxxk equity in the subject."	* Closing_Disclosure violations (lvl 3) "Tape shows CD reflects a debt of $x,xxx to be paid off instead of $x,xxx. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated x/xx/xxxx does not reflect Points - Loan Discount Fee. The final CD dated x/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in the fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on x/xx/xxxx and the SOL is x-year has expired."	* Settlement date is different from note date (lvl 1) "xx"	Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			820	822
65558844	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,868.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,533.19	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	791	Not Applicable	47.879%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value:xx Tape Value: 2/xx/2022 |---| 200 (Days) |----| Comment: Application date 8/xx/2022 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current value NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xxTape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Variance: -30 (Days) Variance %: Comment: Stated maturity datexx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is a NOO and was approved at xx.xx%. Tape shows undisclosed monthly auto debts of $xxx opened prior to closing, which invalidated AUS. Revised DTI is xx%. Further details not provided. BWR defect. Subject loan originated on x/xx/xxxx, and the x-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			665	Not Applicable
92478825	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,455.77	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,389.74	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	739	Not Applicable	45.565%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated x/xx/xxxx, there is an escrow dispute.
No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 8/xx/2022 Tape Value: 5/xx/2022 |---| 116 (Days) |----| Comment: Application date is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Comment: Borrower DTI ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: Subject property detached/attached is detached. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is a NOO and was approved at xx.xx%. Tape shows SE income miscalculation, and the revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on x/xx/xxxx, and the x-year SOL is active. BWR has xx years of SE, FICO xxx, and $xxxk equity in the subject."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			780	Not Applicable
1498205	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,717.07	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,727.99	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	783	Not Applicable	46.479%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx |---| 23 (Days) |----| Comment: Final application date is xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 10/xx/2052 Tape Value: 11/xx/2052 Variance: -31 (Days) Variance %: Comment: Stated maturity date is 10/xx/2052. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is a NOO and was approved at xx.xx%. Tape shows income miscalculation, and the revised DTI is xx%. Further details not provided. Lender defect. Subject loan originated on xx, and the x-year SOL is active. BWR has x years on the job as senior manager, FICO xxx, and $xxxk equity in the subject. Downgraded to lvl 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			798	Not Applicable
2308622	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,231.67	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,119.71	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	783	Not Applicable	39.535%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments were found. Annual county taxes for xxxx were paid in the amount of $xxxx.xx on x/xx/xxxx Annual county taxes for xxxx are due in the amount of $xxxx.xx on x/xx/xxxx. No prior year delinquent taxes have been found.	As per the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.The monthly P&I is $x,xxx.xx, and the interest rate is x.xx%.	Collections Comments:The current status of the loan is performing. As per review of latest payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. BWR has xx years on the job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: 10/xx/2022 Tape Value: 8/xx/2022 |---| 76 (Days) |----| Comment: Application date is 10/xx/2022 Tape Source: Initial Tape Type: Field: Borrower Last Name xx Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Current Value is N/A Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan xx Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (lvl 4) "Final CD dated xx reflects escrow holdback in the amount of $xx,xxx.xx. Proof for release of escrow holdback is missing from the loan documents"	* Loan does not conform to program guidelines (lvl 3) "Original appraisal report was subject to the completion of construction. Two subsequent completion reports were still subject to the completion of the swimming pool, which was completed as per the completion report dated x/xx/xxxx. Further details not provided. A Realtor.com search shows an estimated value of $xxxK. Current UPB $xxxK." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Appraisal Review Fee. CD dated xx/xx/xxxx reflects Appraisal Review Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects Transfer Taxes at $x,xxx.xx. CD dated xx/xx/xxxx reflects Transfer Taxes at $x,xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

																																																																																								The subject loan is a purchase, originated on xx/xx/xxxx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			782	Not Applicable
75520545	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,787.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,715.27	5.990%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	811	811	48.508%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Application Date (Baseline script version) Loan Value: xx |---| 38 (Days) |----| Comment: NA Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is a NOO and was approved at xx.xx%. Tape shows income miscalculation, and the revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on xx, and the x-year SOL is active. BWR has x years on xx Downgraded to lvl 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			796	809
93694064	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,093.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,293.59	4.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	741	712	49.688%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
The reason for the default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No evidence has been found regarding litigation or contested matters.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx |---| 64 (Days) |----| Comment: As per final 1003. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: ARM index is 30-days SOFR.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -7 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -31 (Days) Variance %: Comment: As per note. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx%. The tape shows an income miscalculation. The revised DTI is greater than xx%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/xxxx, and the x-year SOL is active. BWR has x years on the job as minister of operations, FICO xxx, and $xxxK equity in the subject."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated x/xx/xxxx reflects the points - loan discount fee at $x,xxx.xx. The final CD dated xx/xx/xxxx reflects the points - loan discount fee of $xx,xxx.xx. This is an increase in the fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx/xx/xxxx, and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
74203107	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,774.62	$7,644.65	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,116.64	4.000%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	694	701	37.953%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a junior UCC lien active against the subject property in favor of xx The amount of UCC lien is not available.
There is a junior child support lien in favor of xx which was recorded on xx/xx/xxxx. The lien amount is not available. But the SSN# provided on supporting document is inconsistent with the borrower's SSN#.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx was delinquent in the amount of $x,xxx.xx which was due on xx/xx/xxxx and good through xx/xx/xxxx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No bankruptcy and foreclosure evidence has been found.
BWR has xx years on the job as a xx
Appraisal report is "as is". Photo addendum of the subject property shows the window painting is under work. The appraisal report does not reflect the cost of repair. CCs do not show damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Application Date (Baseline script version) Loan Value: 11/xx/2022 Tape Value: 5/xx/2022 |---| 194 (Days) |----| Comment: As per final 1003. Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.953%   Tape Value: 37.830%   Variance: 0.123%   Variance %: 0.12300%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -9 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -31 (Days) Variance %: Comment: As per note. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Appraisal report in the loan file is as is. Photo addendum of the subject property shows the window painting is under work. The appraisal report does not reflect the cost of completing the work. xxxxD report is missing from the loan documents. Also, the final CD does not reflect any holdbacks."
* Missing DU/GUS/AUS as required by guidelines (lvl 3)     "AUS/DU report is missing from the loan documents."
* Missing Initial xxxx_Application (lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at xx.xx%. The tape shows undisclosed debts by the BWR. The revised DTI is xx.x%. Further details not provided. BWR defect. Subject loan originated on xx/xx/xxxx, and the x-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			641	667
47732543	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$982.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,808.32	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	40.889%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for xxxx were paid in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The monthly P&I is $x,xxx.xx and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has x.x years on the job as an xx
The covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 11/xx/2022 Tape Value: 11/xx/2022 |---| 20 (Days) |----| Comment: As per final 1003. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 12/xx/2052   Tape Value: 1/xx/2053   Variance: -31 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: As per appraisal report. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	Not Applicable
69354451	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,946.96	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,532.08	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	721	Not Applicable	38.101%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of latest updated title report dated x/xx/xxxx, the subject mortgage was originated on xx There is a junior UCC lien active against the subject property in favor of xx. The amount of UCC lien is not available. No prior year's delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx |---| 34 (Days) |----| Comment: As per application, application date is xx. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Variance: -31 (Days) Variance %: Comment: As per note, maturity date is 1/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as second home, but the tape indicates that the property is NOO due to misrepresentation. BWR lives in xx, CA, and the subject is in xx, TX. Further details were not provided. Elevated for client review."				Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			725	Not Applicable
58841930	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$8,788.76	$9,437.70	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,110.02	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	44.199%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. The annual county taxes for the year xxxx and the xnd installment of county taxes for the year xxxx are delinquent in the amount of $x,xxx.xx which are payable through x/xx/xxxx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xxTape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Variance: -31 (Days) Variance %: Comment: Stated maturity date is 12/xx/2052. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWR and family misrep over income, type of income and funds to close. BWR works for family business and income doubled month before closing, tip income changed to salary. Family member/employer was the $xxxK gift donor. Further details not provided. BWR defect. The subject loan was originated on xx/xx/xxxx, and the x-year SOL is active. BWR has x years on the job as a manager, FICO xxx, and $xxxK equity in the subject."
																																																																																								* ComplianceEase TILA Test Failed (lvl 2) "Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of $xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase case, originated on xx/xx/xxxx, and the x-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			799	Not Applicable
65768352	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second		$1,534.03	$8,050.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,019.69	4.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	744	Not Applicable	49.742%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is water/sewer lien active against the subject property in favor of xx in the amount of $xxx.xx which was recorded on x/xx/xxxx. xnd half county taxes for xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx. xnd half county taxes for xxxx have been delinquent in the amount of $x,xxx.xx which were good through x/xx/xxxx.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Field: Stated Maturity Date Loan Value: xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as second home, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (lvl 2) "Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. The subject loan is purchase case, originated on xx/xx/xxxx and the x-year SOL is expired."		Moderate	Not Covered	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			738	Not Applicable
96433112	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$96.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,874.79	3.875%	360		xx	xx		Conventional	ARM		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	746	739	49.120%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The first county tax for xxxx is paid off in the amount of $xx.xx on xx/xx/xxxx. The second county tax for xxxx is paid off in the amount of $xx.xx. As per updated title report, no prior year taxes are delinquent.	According to the review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per seller tape data, the property is owner-occupied. Information regarding the damage and repair is not available in the latest servicing comments. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable			4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. The tape shows an income miscalculation. The revised DTI is greater than xx%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/xxxx, and the x-year SOL is active. BWR has x months on the job as a customer care representative, FICO xxx, and $xxK equity in the subject."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	781
61549997	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,013.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,024.70	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	49.960%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments have been found. The xnd installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. The first and second installment county taxes for xxxx (Supplemental) are due on x/xx/xxxx and x/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
BWR receives SSI or retirement income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.960%   Tape Value: 49.989%   Variance: -0.029%   Variance %: -0.02900%   Comment: Borrower DTI ratio percent is 49.960%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -1 (Days)   Variance %:    Comment: Original note doc date is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows income miscalculation. Further details not provided. Lender defect. Subject loan originated on x/xx/xxxx, and the x-year SOL is active. BWR receives social security and pension income, FICO xxx, and $xxxk equity in the subject."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (lvl 2) "Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx. Reason for finance charge under disclosure is unknown. Subject loan is purchase case, originated on x/xx/xxxx, and the x-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	Not Applicable
66133204	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$546.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,002.69	4.990%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	Not Applicable	37.491%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes for xxxx-xxxx is due in the amount of $xxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
BWR has x.xx years on the job as a xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) xx Tape Source: Initial Tape Type:
Field: ARM Index Type   Loan Value: 30-day Average SOFR   Tape Value: Secured Overnight Financing Rate (SOFR)   Variance:    Variance %:    Comment: ARM index type 30-day average SOFR.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.491%   Tape Value: 41.717%   Variance: -4.226%   Variance %: -4.22600%   Comment: Borrower DTI ratio percent 37.491%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Variance: -31 (Days) Variance %: Comment: Stated maturity date 3/xx/2053. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * The property type does not match the Appraisal Report (lvl 3) "As per appraisal report dated x/xx/xxxx xx the subject property is under construction. The xxxxD dated x/xx/xxxx, located at Updated xxxxD pg#xxx shows the improvements have been completed. The UT report shows the property type as vacant land for the date x/xx/xxxx. The loan was originated on xx. Reaching out to PT for clarification."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			768	Not Applicable
81002070	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$13,127.84	$13,127.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,253.90	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	676	Not Applicable	50.000%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx There is a notice of assessment lien (HOA Lien/COA Lien) with Plaintiff xx in the amount of $x,xxx.xx. There is UCC financing statement open against the borrower in favor of xx. The amount of lien does not mention in the supportive document. There is a memorandum of solar benefits agreement against the subject property in the amount of $xxx.xx held by the xx recorded on x/xx/xxxx. The annual combined taxes for xxxx are delinquent in the amount of $xx,xxx.xx which were good through x/xx/xxxx.	According to the review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The reason for default is unable to be determined.
As per tape data, the property occupancy is stated as owner occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
BWR has x years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx%. The tape shows the lender failed to include a monthly payment of $xxx for the solar lease in total debts. The revised DTI is xx.xx%. Lender defect. The subject loan was originated on x/xx/xxxx, and the x-year SOL is active. BWR has x years on the job as software development manager, FICO xxx, and $xxxK equity in the subject."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			699	Not Applicable
53294746	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$794.79	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,350.71	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	712	727	47.966%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
BWRx receives retirement or disability income.
BWRx has received social security and pension income.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Application Date (Baseline script version) Loan Value: 2/xx/2023 Tape Value: 12/xx/2022 |---| 78 (Days) |----| Comment: As per application, application date is 02/xx/2023. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject approved at xx.xx%. BWR Canadian income when converted to US funds increases the DTI to xx%. Further details not provided. Lender defect. The subject loan was originated on xx/xx/xxxx, and the x-year SOL is active. BWR receives SSI income, FICO xxx, and $xxK equity in the subject."	* Loan does not conform to program guidelines (lvl 3) "BWR had a xx and the $xxxK funds to close were not acceptable to the GSEs. Downgraded to LVLx."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			728	718
71774750	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$295.22	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,042.07	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	776	Not Applicable	47.152%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due on xx/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is excessive obligations.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Subject loan is NOO. BWR was qualified using the DSCR of the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: xx |---| 18 (Days) |----| Comment: Tape data shows stated application date is xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.152%   Tape Value: 54.477%   Variance: -7.325%   Variance %: -7.32500%   Comment: Tape data shows borrower DTI ratio is 54.477%. Actual data shows borrower DTI ratio is 47.152%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Variance: -31 (Days) Variance %: Comment: Tape data shows stated maturity date is 6/xx/2053. Actual data shows maturity date is 5/xx/2053. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is a NOO and was approved at xx.xx%. Tape shows undisclosed debts opened prior to closing. Revised DTI is xx.xx%. Further details not provided. BWR defect. Subject loan originated on x/xx/xxxx, and the x-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			791	Not Applicable
26092155	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,173.81	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$2,285.32	5.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	771	791	43.778%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx There is a credit card judgment found against the borrower in favor of xx xx The xst, xnd, and xrd installments of county taxes for xxxx-xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx, xx/xx/xxxx, and xx/xx/xxxx. The xth installment of county taxes for xxxx-xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing. The debtor "xx" filed for bankruptcy under chapter-x with the case# xx and the case was discharged on xx
According to the review of updated payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
The occupancy of the subject property is unable to be determined.
Information regarding the damage and repair is not available in the latest servicing comments.
BWRx has xx.xx years on the job as a xx.
BWRx has x years on the job as a xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:According to the PACER, the debtor xx. The reaffirmation agreement was not filed. As per Schedule D under the voluntary petition, the amount of the claim without deducting the value of collateral is $xxx,xxx.xx and the value of the collateral supporting the claim is xx. Therefore, the unsecured claim is in the amount of $x.xx.	Not Applicable	Missing or error on the Rate Lock		4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject approved at xx.xx%. Tape shows the lender miscalculated BWRx liabilities. The revised DTI is xx.xx%. Further details were not provided. Lender defect. The subject loan was originated on x/xx/xxxx, and the x-year SOL is active. BWR has xx years on the job as shift leader, FICO xxx, and $xxK equity in the subject."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			794	770
91353339	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$240.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,765.60	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	No	764	Not Applicable	142.577%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx
No active liens or judgments have been found.
The annual county taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:According to the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the latest servicing comments. As per the seller’s tape data, the borrower listed the subject property for rent shortly after closing. No comment pertaining to the damage to the subject property has been observed.
BWR has xx.x years on the job as a Principal Systems Engineer with US Bank.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: Age of loan is 12 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 142.577%   Tape Value: 45.525%   Variance: 97.052%   Variance %: 97.05200%   Comment: Borrower DTI ratio percent 33.048%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: Investor Variance: Variance %: Comment: Occupancy at origination Primary Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation, as BWR listed the property for rent shortly after closing. Further details were not provided. Elevated for client review."	* DTI > xx% (lvl 3) "As per application income DTI ratio xx.xxx% AUS and xxxx is missing from the loan documents."
* Homeowner's Counseling disclosure is missing. (lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Income documentation does not meet guidelines (lvl 3)     "Income documents required to establish ATR are missing from the loan documents."
* Intent to Proceed Missing  (lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing flood cert (lvl 3)     "Flood insurance is missing from the loan documents."
* Missing Initial Closing Disclosure (lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (lvl 3)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (lvl 3)     "Hazard insurance is missing from the loan documents."
* Missing Required Disclosures (lvl 3)     "Settlement service provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 3) "Servicing transfer document is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows a revised DTI of xx.xx% due to occupancy misrep. Further details not provided. BWR defect. Subject loan originated on xx/xx/xxxx, and the x-year SOL is active. BWR has xx.x years on the job as a principal systems engineer, FICO xxx, and $xxxk equity in the subject."
																																																																																								* ComplianceEase TRID Tolerance Test is Incomplete (lvl 2) "TRID tolerance test is incomplete due to Initial LE and initial CD are missing from loan documents. Subject loan is purchase case, originated on xx/xx/xxxx and the SOL is x year."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72408720	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,493.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,342.10	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	47.813%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx. The first and second installments of county taxes for xxxx supplemental were paid in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has x.xx years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.813% Tape Value: 47.820% |---| -0.007% |----| -0.00700% Comment: Tape data shows borrower DTI ratio is 47.820%. Actual data shows borrower DTI ratio is 47.813%. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 8/xx/2023   Tape Value: 2/xx/2024   Variance: -184 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Other   Tape Value: Genworth   Variance:    Variance %:    Comment: Tape data shows MI company name is xx. Actual data shows MI company name is other.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable		* Intent to Proceed Missing (lvl 3) "The borrower's intent to proceed is missing from the loan documents." * Missing Initial xxxx_Application (lvl 3) "Initial application signed by the loan originator is missing from the loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			619	Not Applicable
51270984	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$10,971.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,626.04	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	742	Not Applicable	39.883%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx. As per tape, the deferred balance is $xx,xxx.xx.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated x/xx/xxxx, the Covid deferral plan was completed. As per the comment dated x/xx/xxxx, the deferral was received in the amount of $xx,xxx.xx. FB plans ran and were extended several times from x/xx/xxxx to xx/xx/xxxx
No comment pertaining to the damage to the subject property has been observed.
BWR has been SE for x years at xx
The covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.883% Tape Value: 39.880% |---| 0.003% |----| 0.00300% Comment: As per final 1008 and LP borrower DTI is 39.883%. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 5/xx/2021   Tape Value: 1/xx/2024   Variance: -975 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000210121MMMM4444444 Tape Value: 567777777770232023000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The seller's tape shows delinquency. According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			665	Not Applicable
90437972	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,022.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$917.17	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	793	703	35.702%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is a prior child support lien found against the subject borrower in favor of xx
There are x prior credit card judgments found against the subject borrower in the total amount of $xx,xxx.xx filed by different plaintiffs which were recorded on different dates.
There are x prior civil judgments found against the subject borrower in the total amount of $xx,xxx.xx filed by different plaintiffs which were recorded on xx/xx/xxxx & xx/xx/xxxx.
There are x prior state tax liens found against the subject borrower in the total amount of $x,xxx.xx filed by the xx which were recorded on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment about the damage to the subject property has been observed.
BWR has x.xx years on the job as a xx
The covid-19 attestation document is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 35.702% Tape Value: 35.710% |---| -0.008% |----| -0.00800% Comment: Borrower DTI ratio percent 35.702% Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2021   Tape Value: 12/xx/2023   Variance: -883 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: The DTI per ratio is 35.702%.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 110000000000000000000000 Tape Value: 000000000000000000000002 Variance: Variance %: Comment: The PH string is 110000000000000000000000000 Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows the subject loan originated on xx and is seasoned. Further details not provided."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			509	706
87126074	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,070.28	$3,781.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,370.54	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	807	Not Applicable	22.788%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xxx/xx/xxxx. The supplemental county taxes for xxxx and xxxx are delinquent in the total amount of $x,xxx.xx which were due on different dates and the good through date is xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of foreclosure has been found in the collection comments. No evidence of damage or repair has been found. Borrower has x.xx years on the job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 22.788% Tape Value: 21.490% |---| 1.298% |----| 1.29800% Comment: As per documents borrower DTI 22.615% but tape shows 21.490%. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 6/xx/2022   Tape Value: 1/xx/2024   Variance: -579 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000010   Tape Value: 0020000000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: As per note property address is xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows delinquency. Further details not provided. PH shows BWR was delinquent with the payment for the due date of x/xx/xxxx. As per PH as of x/xx/xxxx, the BWR is current with the loan, and the next due date is x/xx/xxxx." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			642	Not Applicable
5874781	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,474.48	$3,741.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,448.34	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	728	38.694%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The xst and xnd installments of county taxes for xxxx are delinquent in the total amount of $x,xxx.xx which was due on xx/xx/xxxx and xx/xx/xxxx and is payable on xx/xx/xxxx. The xnd installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment about the damage to the subject property has been observed.
BWR has x.xx years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 38.694% Tape Value: xx Comment: The DTI ratio per application is 38.694%. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2022   Tape Value: 12/xx/2023   Variance: -518 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No FC found.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000021   Tape Value: 023000000000000000   Variance:    Variance %:    Comment: The PH string is 00000000000000021.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: Seller tape shows subject property type is PUD, as per the appraisal document is Single Family. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			748	684
60442675	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,114.74	$5,850.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,516.39	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	764	50.001%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. xnd half county taxes for xxxx-xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx. xst half of other taxes for xxxx have been delinquent in the amount of $x,xxx.xx which is good through x/xx/xxxx.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. BWR has x years on the job as a delivery driver at xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Borrower DTI Ratio Percent Loan Value: 50.001% Tape Value: 49.990% |---| 0.011% |----| 0.01100% Comment: AS per 1008 and LP borrower DTI is 76.084%. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2022   Tape Value: 1/xx/2024   Variance: -549 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00 Loan amount: xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000000000010M Tape Value: 000200000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows the subject loan originated on xx and is seasoned. Further details not provided." * Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP xx and its recommendation is Accept/Eligible with a DTI of xx.xx%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			695	704
61327486	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,047.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,358.29	6.325%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	765	782	46.692%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments were found. Annual county taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	As per the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. The monthly P&I is $xxxx.xx, and the interest rate is x.xxx%.	Collections Comments:The current status of the loan is performing. As per the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found. No evidence of damage or repair has been found. Borrower x has x.xx years on the job as a food runner with xx Borrower x has xx.xx years on the job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 46.692% Tape Value: 36.700% |---| 9.992% |----| 9.99200% Comment: As per DU, calculated DTI is 46.690%. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 8/xx/2022   Tape Value: 1/xx/2024   Variance: -518 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000100 Tape Value: 000000000000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Seller tape shows delinquency. Further details not provided. As per PH as of x/xx/xxxx, the BWR is current with the loan, and the next due date is x/xx/xxxx." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase fee in the amount of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the x year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			684	755
23610472	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,129.96	$9,071.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,740.28	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	723	725	44.550%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments were found. The first installment of xxxx supplemental county taxes is delinquent in the amount of $x,xxx.xx and the good through date is xx/xx/xxxx. The second installment is due on x/xx/xxxx in the amount of $xxxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found. No evidence of damage or repair has been found. BWR has x.xx years on the job as a driver with xx BWRx has xx.xx years on the job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Interest Paid Through Date Loan Value: 1/xx/2023 Tape Value: 12/xx/2023 |---| -334 (Days) |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00001111111   Tape Value: 0022222220000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property County Loan Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Seller's tape shows delinquency. PH shows that the BWR was initially delinquent by x month for the first few payments, but the latest PH as of x/xx/xxxx shows that the BWR is current with the loan, and the next due date is x/xx/xxxx."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			677	753
82135028	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,176.77	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,378.90	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	42.913%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is a UCC lien found against the subject property in favor of xx. The lien amount is not available on supporting document. No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
BWR has x.xx years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 42.913% Tape Value: 42.860% |---| 0.053% |----| 0.05300% Comment: Borrower DTI ration percent is 42.913%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 3/xx/2023   Tape Value: 1/xx/2024   Variance: -306 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000 Tape Value: 00000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure is not signed by the borrower." * Missing Initial xxxx_Application (lvl 3) "Initial application signed by the loan originator is missing from the loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "Loan failed compliance ease delivery and timing test for initial closing disclosure dated xx/xx/xxxx. Document tracker is missing and x business days were added to get receipt date xx/xx/xxxx which is on the consummation date xx/xx/xxxx. Subject loan is purchase case, originated on xx/xx/xxxx and the x-year SOL is expired."
* ComplianceEase TILA Test Failed (lvl 2)     "Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on xx/xx/xxxx and the x-year SOL is expired.

																																																																																								TRID total of payment disclosed on final CD as $xxx,xxx.xx. Calculated total of payments is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx. The disclosed total of payments of $xxx,xxx.xx is not considered accurate because it is understated by more than $xxx and the provided reimbursement amount of $x.xx is not sufficient to cure the inaccuracy.Subject loan is purchase case, originated on xx and the x-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			687	Not Applicable
3473538	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,790.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,995.82	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	715	720	43.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx No active liens or judgments have been found. The xxxx county annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment about the damage to the subject property has been observed.
BWR has x.x years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application	Field: B1 Self-Employed? Loan Value: Yes Tape Value: No |---| |----| Comment: B1 Self employed - Yes Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.592%   Tape Value: 43.590%   Variance: 0.002%   Variance %: 0.00200%   Comment: Borrower DTI ratio percent 43.592%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2023   Tape Value: 1/xx/2024   Variance: -184 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000 Tape Value: 0000000 Variance: Variance %: Comment: PH string is 000000. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on x/xx/xxxx and the SOL is x year."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated x/xx/xxxx reflect Appraisal fee $xxx.xx and Points-loan discount fee $x,xxx.xx. Final CD dated x/xx/xxxx reflects Appraisal fee at $xxx.xx. and Points-loan discount fee $xx,xxx.xx This is an increase in fee of $x,xxx.xx. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on x/xx/xxxx and the SOL is x year."
* Intent to Proceed Missing  (lvl 3)     "Intent to proceed is missing from the loan documents."
																																																																																							* Missing Initial xxxx_Application (lvl 3) "Initial application is missing from the loan files."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			644	662
26784589	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,134.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,275.08	7.625%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	719	716	47.539%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. BWR has x.xx years on the job as a registered xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.539% Tape Value: 47.540% |---| -0.001% |----| -0.00100% Comment: Seller tape shows DTI Ratio percent is 47.540% as per the latest document is 47.539%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 10/xx/2023   Tape Value: 1/xx/2024   Variance: -92 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Seller tape shows Occupancy at origination is Investor, as per the 1003 document is Primary.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000   Tape Value: 0000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property County Loan Value: xx Variance: Variance %: Comment: Seller tape shows County Name is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails compliance ease delivery and timing test for initial closing disclosure dated x/xx/xxxx. Document tracker is missing and x business days were added to get receipt date x/xx/xxxx which is less than x business days from the consummation date x/xx/xxxx."
* ComplianceEase TILA Test Failed (lvl 3)     "Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xx.xx.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. Subject loan is a refinance, originated on x/xx/xxxx and the x-year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that in total cannot increase more than xx% tolerance test. LE dated xx/xx/xxxx reflects the sum of Section C fees and Recording fee at +$xxx.xx. CD dated xx/xx/xxxx reflects the sum of Section C and Recording fee at $x,xxx.xx This is a cumulative increase of $xxx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated on x/xx/xxxx and the x-year SOL is active."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Application Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Application Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* Intent to Proceed Missing  (lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "Subject loan was a NOO loan, and the CD shows proceeds in the amount of $xx,xxx.xx were used for non-mortgage debt. The loan was tested for compliance through CE."
* Missing Initial xxxx_Application (lvl 3)     "Initial xxxx application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	751
14671615	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,410.45	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$789.74	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	46.477%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx is due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
BWR has x.xx years on the job as a xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 46.477% Tape Value: 46.480% |---| -0.003% |----| -0.00300% Comment: Seller tape shows DTI ratio percent is 46.480% as per the latest document is 46.477%. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2022   Tape Value: 1/xx/2024   Variance: -640 (Days)   Variance %:    Comment: Seller tape shows Interest paid through Date 1/xx/2024, as per the document is 1/xx/2021.   Tape Source: Initial   Tape Type:
Field: Is Loan a Pay Option ARM?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000MM   Tape Value: 0000000000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows the subject loan originated on x/xx/xxxx and is seasoned. Further details not provided." * Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx does not reflect Points - Loan Discount Fee and reflects Credit Report Fee at $xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx and Credit Report Fee at $xxx.xx. This is an increase in fees of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/xxxx and the SOL is x year has expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			702	Not Applicable
51635361	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$741.81	6.124%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	641	Not Applicable	29.905%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx
There is an active prior mortgage against the subject property in favor of MERS as a nominee for xx
There is a prior credit card judgment found against the subject borrower in favor of xx
The tax details are not available.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
BWR have x.xx years on the job as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 29.905% Tape Value: 29.900% |---| 0.005% |----| 0.00500% Comment: Borrower DTI ratio percent is 29.905%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 21.654%   Tape Value: 21.700%   Variance: -0.046%   Variance %: -0.04600%   Comment: Housing ratio is 21.65%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Variance: -4 (Days)   Variance %:    Comment: Note reflects, original note date is xx.   Tape Source: Initial   Tape Type:
xx
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction is cash out. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape shows the subject loan does not meet the FHA x-month seasoning period requirement for the borrower remaining vested on the title. BWR transferred the property from his business to himself on xx/xx/xxxx, and the subject loan closed on x/xx/xxxx. Further details were not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing flood cert (lvl 3)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (lvl 3) "Hazard insurance policy is missing from the loan documents."	* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2054375	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$553.42	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$576.46	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	721	808	30.807%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is prior hospital lien active against the borrower in favor of xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. BWRx has x.xx years on the job as a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 30.807% Tape Value: 30.800% |---| 0.007% |----| 0.00700% Comment: As per final DU borrower DTI is 30.807% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 17.188%   Tape Value: 9.110%   Variance: 8.078%   Variance %: 8.07800%   Comment: As per final DU housing ratio is 17.188%.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Investor   Variance:    Variance %:    Comment: As per final application property type is secondary.   Tape Source: Initial   Tape Type:
																																																																																				xx	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject loan was approved as a second home, but the tape indicates that the property is a NOO due to the proximity of the subject property located in xx, AR, and BWR's present property located in xx, AR. Further details not provided. Elevated for client review."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	782
34505158	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,793.03	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,901.34	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	695	Not Applicable	23.609%	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2022	$416,214.02	Not Applicable	2.875%	$1,460.15	05/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There are three junior mortgages against the subject property.
The first junior mortgage was originated on xx/xx/xxxx with the lender xx
The second was originated on xx/xx/xxxx with the lender xx
The third mortgage was originated on xx/xx/xxxx with the lender xx
The annual combined taxes for xxxx have been paid in the amount of $xxxx.xx.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
BWR has x.xx years on the job as an executive director of analytics with xx. Previously, the BWR worked with Information xx
As per comment dated xx/xx/xxxx, the covid-19 FNMA trial modification plan was provided to borrower. As per comment dated xx/xx/xxxx, the covid-19 modification was approved.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
The appraisal report is as is. The photo addendum shows a detached garage or apartment in poor condition due to an animal infestation. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement made between borrower xx shows the new modified unpaid principal balance is $xxx,xxx.xx. The modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% beginning on xx/xx/xxxx until the new maturity date of xx/xx/xxxx. There is no deferred balance or principal forgiven amount.	Appraisal (Incomplete) Flood Certificate Hazard Insurance Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 23.609% Tape Value: 23.600% |---| 0.009% |----| 0.00900% Comment: Seller tape shows DTI Ratio percent is 23.600% as per the latest document is 23.609%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Lender G/L require MI is Yes.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 14.923%   Tape Value: 14.900%   Variance: 0.023%   Variance %: 0.02300%   Comment: Seller tape shows Housing Ratio percent is 14.900% as per the latest 1008 document is 14.923%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 4718 (Days) Variance %: Comment: Stated maturity date is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report is as is, and the photo addendum shows a detached garage in poor condition due to an animal infestation. xxxxD report or property inspection report by a professional evaluating the severity of damage is missing from the loan documents. Zillow search shows an estimated value of $xxxK. Current UPB $xxxK."	* Assets do not meet guidelines (lvl 3) "Tape shows that the subject loan was repurchased from the investor due to the fact that the gift funds used on the loan were not from eligible sources. The final application and DU available in the loan package do not reflect any gift assets used at closing. Total available assets in DU of $xx,xxx satisfy the cash to close requirement of $xx,xxx. Further details not provided."
* Loan does not conform to program guidelines (lvl 3) "Tape shows the investor modified the loan with an increased balance, a lowered rate, and an increased term, and the lender had to buy back the loan on modified terms. Seller did try fighting the repurchase but were not successful. BWR is often xx or xx days delinquent on the loan. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect points - loan discount fee. Final CD dated xx/xx/xxxx reflects points - loan discount fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/xxxx and the x-year SOL is expired."
* Missing flood cert (lvl 2)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing proof of hazard insurance (lvl 2) "Hazard insurance policy is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49565812	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$8,909.39	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,784.79	3.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	38.637%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the collection comment dated xx/xx/xxxx, the RFD is the curtailment of income.
As per servicing comments dated xx/xx/xxxx, the subject property has been occupied by the owner.
As per the collection comment dated x/xx/xxxx, the borrower's income was impacted by Covid, and the pandemic FB plan was approved from x/xx/xxxx to x/xx/xxxx. The collection comment dated x/xx/xxxx shows the deferment was provided to the borrower for the due dates from xx/xx/xxxx to x/xx/xxxx. The deferment agreement is not available in the loan file.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found in the collection comments.
No evidence of damage or repair has been found.
BWR has x month on the job as a xx
The covid-19 attestation is available at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 38 Tape Value: 40 |---| -2 |----| -5.00000% Comment: Age of loan is 38. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: MI is require.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx
Field: Sales Price (HUD-1 Line 101)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: 11.12345%   Comment: Sales price is $xx Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Variance: -31 (Days) Variance %: Comment: Stated maturity date is 10/xx/2050. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows xxxx tax return earnings of $x,xxx.xx per month do not support qualifying salaried income of $xxK used by the lender from the new job. The subject loan originated on x/xx/xxxx, and the x-year SOL has expired." * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			624	Not Applicable
97367837	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,031.91	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.28	3.374%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	49.002%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installments of combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. As per the seller’s tape data, the foreclosure on the property was filed and posted on xx/xx/xxxx. The foreclosure was postponed to xx/xx/xxxx to allow the HAF program to process the claim. The full payment was received from TX HAF on xx/xx/xxxx, bringing the payments up to date. As per the seller’s tape data, the borrower was on a forbearance plan until xx/xx/xxxx. Unable to determine the current condition and occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No post-close bankruptcy record has been found. BWR has been on the job for x months as a certified occupational with xx
Foreclosure Comments:As per the seller’s tape data, the foreclosure on the property was filed and posted on xx/xx/xxxx. The foreclosure was postponed to xx/xx/xxxx to allow the HAF program to process the claim. The full payment was received from TX HAF on xx/xx/xxxx, bringing the payments up to date.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 49.002% Tape Value: 49.000% |---| 0.002% |----| 0.00200% Comment: Borrower DTI ratio percent is 49.002%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.262%   Tape Value: 39.260%   Variance: 0.002%   Variance %: 0.00200%   Comment: Housing ratio per U/W is 39.262%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2020   Tape Value: 2/xx/2024   Variance: -1401 (Days)   Variance %:    Comment: Interest paid through date is 1/xx/2024.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -30 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows loan was indemnified on x/xx/xxxx, and it was discovered that the borrower was in forbearance until x/xx/xxxx. A demand for payment letter was sent on x/xx/xxxx. When the payment wasn't received within the timeframe for the borrower to respond, foreclosure on the property was filed and posted on x/xx/xxxx. The foreclosure was postponed to xx/xx/xxxx to allow the HAF program to process the claim. The full payment was received from TX HAF on x/xx/xxxx, bringing the payments up to date. Payments have been on time since then."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx%. Tape shows the lender miscalculated the income. Further details not provided. Lender defect. Subject loan originated on xx, and the x-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
86104217	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,031.91	xx	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$915.28	3.374%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	Not Applicable	49.002%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx. As per the seller’s tape data, the foreclosure on the property was filed and posted on xx/xx/xxxx. The foreclosure was postponed to xx to allow the HAF program to process the claim. The full payment was received from TX HAF on xx/xx/xxxx, bringing the payments up to date. As per the seller’s tape data, the borrower was on a forbearance plan until xx/xx/xxxx. Unable to determine the current condition and occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No post-close bankruptcy record has been found.xx
Foreclosure Comments:As per the seller’s tape data, the foreclosure on the property was filed and posted on xx The foreclosure was postponed to xx/xx/xxxx to allow the HAF program to process the claim. The full payment was received from TX HAF on xx/xx/xxxx, bringing the payments up to date.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Housing ratio per U/W is xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2020   Tape Value: 2/xx/2024   Variance: -1401 (Days)   Variance %:    Comment: Interest paid through date is 1/xx/2024.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows loan was indemnified on xx and it was discovered that the borrower was in forbearance until x/xx/xxxx. A demand for payment letter was sent on x/xx/xxxx. When the payment wasn't received within the timeframe for the borrower to respond, foreclosure on the property was filed and posted on xx The foreclosure was postponed to xx to allow the HAF program to process the claim. The full payment was received from TX HAF on x/xx/xxxx, bringing the payments up to date. Payments have been on time since then."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx%. Tape shows the lender miscalculated the income. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (Locator# Strawser Credit pack xx and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
48878654	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$5,171.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,489.20	7.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	No	Not Applicable	Not Applicable	779	781	48.672%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens have been found. xnd half county taxes for xxxx are due on x/xx/xxxx in the amount of xx No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. The loan was originated on xx Seller’s tape shows the borrower was not employed at the time of origination. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate	Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out |---| |----| Comment: As per final documents purpose of transaction is refinance Tape Source: Initial Tape Type:	3: Curable		* Missing flood cert (lvl 3) "Flood certificate is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is a xx and was approved at xx.xx%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is active."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	709
88495536	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,496.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,080.69	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	34.668%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated onxx No active liens or judgments have been found against the borrower or subject property. The first and second installments of town taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the seller tape, the borrower was not employed at closing.
No comment pertaining to the damage to the subject property has been observed.
xx
Previously,xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Note Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Borrower DTI ratio percentage is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Note is missing or unexecuted (lvl 4) "The loan was originated on xx with a loan amount of xx The note document, which is located at "Gripp Credit close pg#xxx" is not signed by the borrower."	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents." * Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents. Post-closing xxxx is located at xx	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWR was not employed at closing. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is active."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated x/xx/xxxx does not reflect Points - Loan Discount Fee and reflects Loan Origination Fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx and Loan Origination Fee at $x,xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/xxxx and the SOL is x-year."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			720	Not Applicable
75161415	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,359.02	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,779.91	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	37.043%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx
No active judgments or liens have been found.
The annual combined taxes for xxxx have been paid in the amount of $xxxx.xx.

As per the review of tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The loan was originated on xx with the first payment due on xx/xx/xxxx. The P&I is $xxxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.

Collections Comments:As per the review of tape data of payment history as of xx/xx/xxxx, the borrower is current with the loan and next due date is xx/xx/xxxx. The loan was originated on xx with the first payment due on xx The UPB is $xxx,xxx.xx.
Borrower has x.xx years on the job as a manager with.xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Total Debt / Legal Balance per Payment History Loan Value: xxTape Value:xxComment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The subject loan is not salable due to the subject loan being approved at LTV/CLTV over xx Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56350450	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,986.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,187.40	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	740	784	49.709%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage originated on xx
There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx which originated on x/xx/xxxx and was recorded on x/xx/xxxx.
No active liens or judgments have been found against the borrower or subject property.
The county taxes for xxxx-xxxx (xnd installment) are due in the total amount of $x,xxx.xx on x/xx/xxxx.
The supplemental county taxes for xxxx-xxxx (xnd installment) are due in the total amount of $xx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found.
																																																																																According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current foreclosure proceedings. xx No information has been found related to damage or repairs. As per tape data, the property occupancy is stated as owner-occupied. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject was approved at xx.xx%. Tape shows the lender miscalculated royalty income by using the gross amount and using net income, the revised DTI is xx%. Further details were not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has x months on the job as a delivery driver, FICO xxx, xXxx since inception, and $xxK equity in the subject."	* Loan does not conform to program guidelines (lvl 3) "The tape shows the second lien is available for purchase at xx Further details not provided."	* Cash out purchase (lvl 2) "The subject loan is a purchase case. The final CD date of x/xx/xxxx reflects cash to in the amount of xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			777	809
29718011	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,429.16	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	Not Applicable	49.439%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated onxx No active liens or judgments have been found against the borrower or subject property. Tax status to follow. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 7 Tape Value:xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 6/xx/2023   Tape Value: 1/xx/2024   Variance: -216 (Days)   Variance %:    Comment: Interest paid through date 1/xx/2024.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000   Tape Value: 111111   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Initial   Tape Type:
Field: Stated Maturity Date Loan Valuexx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (xx) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
																																																																																							Underwriting Fee paid by Borrower: $x,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject approved at xx.xx%. Tape shows lender did not document the exclusion of authorized user accounts. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has xx years on the job as a xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
41725910	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$568.40	$1,095.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,563.10	6.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	708	609	35.298%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage originated on xx No active judgments or liens have been found. The second installment of combined taxes for xxxx is due in the amount of $xxx.xx on x/xx/xxxx. The first installment of combined taxes for xxxx is delinquent in the amount of $xxx.xx which was due on x/xx/xxxx and is good through x/xx/xxxx. UT alert note shows that assessment/tax pages have not yet been updated. Further details not provided.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 6 Tape Value:xxInitial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2023   Tape Value: 1/xx/2024   Variance: -185 (Days)   Variance %:    Comment: Interest paid through date 1/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV Ratio Percent xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000   Tape Value: 111111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx  Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type PUD Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape shows that the loan is uninsurable as it did not meet the property flipping requirements. At the time of the sales contract, the seller had not vested title for xx days. The review of the appraisal report shows the date of prior sales or transfers is xx and the price of the prior sale or transfer was xx The current sale price is xx Subject property has been recently renovated, including the installation of new floor coverings, renovations to the kitchen and bathrooms, new interior paint, appliances, an HVAC system, and a new deck."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			669	699
22501524	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,560.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,642.40	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	49.252%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value:xx Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 11/xx/2023   Tape Value: 1/xx/2024   Variance: -86 (Days)   Variance %:    Comment: Interest paid through date is 1/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Tape data shows original balance is xx Actual data shows original balance is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000   Tape Value: 11   Variance:    Variance %:    Comment: The PH string is 000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx Variance:    Variance %:    Comment: xx
Field: Stated Maturity Date Loan Value:xx Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (lvl 3) "Tape shows the subject loan was repurchased from xx due to the gift of equity of $xK from the seller, which was unacceptable as the home was titled in the name of an LLC. Further details were not provided."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows that the landlord education counseling certificate for the BWR was not obtained and past-due taxes of $x.xx were not satisfied prior to closing. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72805822	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,618.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$848.86	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	39.789%	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	$169,783.63	Not Applicable	3.125%	$620.09	05/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on x/xx/xxxx with new principal balance of xx The borrower promises to pay the new modified P&I of $xxx.xx with the new fixed interest rate of x.xxx% beginning from xx to the new maturity date of xx	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 7/xx/2019   Tape Value: 5/xx/2022   Variance: -1035 (Days)   Variance %:    Comment: First payment date is 7/xx/2019.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value:xxInitial   Tape Type:
Field: Original Balance xx  Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $848.86   Tape Value: $620.09   Variance: $228.77   Variance %: 36.89303%   Comment: Original stated P&I is $848.86.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Valuexx  Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 No cash out other.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Purpose of transaction per HUD-1 is Cash out. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Subject loan is a primary purchase. Tape shows loan modified to x.xxx% rate and xxx-month term. Further details were not provided."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed debts opened prior to closing. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is expired."
* ComplianceEase Risk Indicator is "Elevated" (lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (lvl 2)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
																																																																																								* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (lvl 2) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90992262	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,005.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,327.56	8.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	804	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape the property is non-owner-occupied. The subject property is located at
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			4: Unacceptable	* Property Marketability Issues (lvl 4) "The subject is NOO. Tape shows subject property is ineligible. The review of the appraisal report shows property is an detached SFR. Appraiser shows repairs completed to roof. Pictures and appraisal comments show may be foundation issues, interior of house is also missing flooring. There is a partial inspection in file but it does not address the foundation. Further details not provided. Zillow search shows an estimated value of $xxxK. Current UPB is $xxxK. Elevated for client review."	* DSCR is less than x.xx (lvl 3) "Net operating income is $xx,xxx.xx; annual payments (debt service) are $xx,xxx.xx; and the debt service cover ratio (DSCR) is x.xx, which is less than x."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80066350	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,611.70	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,816.77	6.990%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	728	773	49.999%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Current Value Loan Value: Not Applicable Tape Value:xx Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xxTape Type: Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of loan is limited cash out. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value:xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject is xx The loan was approved at xx.xx DTI. Tape shows lender missed in VOE that BWRx was not employed at the time of closing. Further details not provided. Subject loan originated on xx and x-year SOL is active. Downgraded to lvl 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	788
2111631	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,824.52	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$803.15	6.490%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	688	701	44.787%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens have been found. xnd half county taxes for xxxx were due on x/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of tape data payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The details of last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. Unable to determine current condition and occupancy of the property. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Borrower DTI Ratio Percent Loan Value: xxInitial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: Unavailable Tape Value: xx Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original standard LTV is xx Tape Source: Initial Tape Type: Field: Stated Maturity Date xxTape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows the loan does not satisfy the x-year waiting period requirement due to a prior short sale history. The review of the credit report shows prior BK Chapter x discharged on xx Further details not provided." * Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			703	714
25886714	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,466.01	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,396.39	6.500%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	646	613	36.619%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. There is one junior mortgage open against the property in the amount of xx which was recorded on xx/xx/xxxx in favor of xx nominee for xx The annual combined taxes for xxxx have been paid in the amount of $x,xxx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx.
No information has been found regarding the forbearance plan.
Appraisal report dated xx is subject to completion. Appraisal note shows subject to the following repairs or alternations on the basis of a hypothetical condition that the repairs or alterations have been completed: construction of rear deck.
As per the collection comment dated xx/xx/xxxx, the subject property is impacted by disaster, and the collection comment does not show damages.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Interest Paid Through Date Loan Value:xx Comment: Interest paid through date 12/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "This loan failed the NC rate spread home loan test due to the loan is a rate spread home loan, as defined in the legislation. While thexx Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met."
* ComplianceEase State Regulations Test Failed (lvl 3)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* Loan does not conform to program guidelines (lvl 3)     "The tape shows as the lender failed to pay the xx up front. Although the MIP was subsequently paid, the loan did not comply with manual UW standards, therefore the HUD could not approve it (the original AUS approval was moved to refer after closing). No other information is given."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (lvl 2) "The subject loan is a purchase case. The final CD dated xx/xx/xxxx reflects cash to in the amount of $x,xxx.xx."
* Compliance Testing (lvl 2)     "Loan failed FHA QM safe harbor threshold test due to APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (lvl 2) "The loan failed the higher-priced mortgage loan test (xx) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations xxxx.xx(b), (c), and (d)."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			659	611
23545024	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,594.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,455.29	8.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	41.763%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx
There are x prior state tax liens open against the subject borrower in the total amount of xx filed by the xx which were recorded on xx/xx/xxxx and xx/xx/xxxx.For Parcel xx
The first installment of combined taxes for the year xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of combined taxes for the year xxxx has been due in the amount of $x,xxx.xx on xx/xx/xxxx.
For Parcel xx
The first installment of combined taxes for the year xxxx has been paid in the amount of $xx.xx on xx/xx/xxxx.
The second installment of combined taxes for the year xxxx has been due in the amount of $xx.xx on xx/xx/xxxx.
For Parcelxx
The first installment of combined taxes for the year xxxx has been paid in the amount of $xx.xx on xx/xx/xxxx.
The second installment of combined taxes for the year xxxx has been due in the amount of $xx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found in the updated title report.	As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected, as per the payment history is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is primary residence.
No information has been found stating the borrower’s income was impacted by covid-19.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Tape shows the appraisal report dated xx which is more than xxx days old at closing. An appraisal update is missing from the loan documents. Further details not provided. xx search shows an estimated value of xx Current UPB is $xxxK."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5911927	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,563.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,326.34	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	710	Not Applicable	49.938%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens found.
The annual county taxes for xxxx were paid off in the amount of $xxx.xx on xx/xx/xxxx.
The annual city taxes for xxxx were paid off in the amount of $xxx.xx on xx/xx/xxxx.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the tape data, the occupancy of the subject property is owner occupied. Information regarding the damage and repair is not available in the latest servicing comments.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at xx.xx%. The tape BWR's variable income used is declining and not supported. Further details were not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has x months on the job as axx BWR has prior employment experience as a sales consultant for xxBWR made additional principal payments totaling $xxK from xx/xx/xx to x/xx/xx to reduce principal per comments and PH. Downgraded to LVLx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
43221620	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,056.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,256.17	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	785	766	29.007%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx/xx/xxxx, which recorded on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. No prior year taxes have been found in the updated title report.	As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "This loan failed the xx license validation test."
* ComplianceEase State Regulations Test Failed (lvl 3)     "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (lvl 3)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under-disclosed amount of -$xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing.

The loan failed the TILA post-consummation revised closing disclosure finance charge test due to the TILA finance charge disclosed on the final CD as $xxx,xxx.xx. The calculated finance charge is $xxx,xxx.xx for an under-disclosed amount of -$xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated on xx/xx/xxxx, and the SOL is x year."
* DU/GUS/AUS has issues or conditions (lvl 3)     "AUS report is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "The tape shows the homebuyer's counseling course was completed after the subject loan closed. Further details were not provided."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	730
89934523	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,028.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,162.55	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	752	Not Applicable	48.286%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens found.
The annual county taxes for xxxx were paid off in the amount of $xxx.xx on xx/xx/xxxx.
The annual city taxes for xxxx were paid off in the amount of $xxx on xx/xx/xxxx.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the tape data occupancy of the subject property is investment. As per the collection comment dated x/xx/xxxx the major disaster declared for the State of xx CC’s do not show any damage to the subject property.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is a xx and was approved at xx.xx%. Tape shows lender omitted the auto loan with a monthly payment of $xxxx and used rental income from REO without supporting documents. The revised DTI is xx.xx%. Further details were not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has xx years on the job in the xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65467043	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,937.22	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,548.60	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	804	Not Applicable	44.069%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated onxx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
The annual combined taxes for xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
The annual city taxes for xxxx are paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year delinquent taxes have been found in the updated title report.	As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx which was applied for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates a misrepresentation of occupancy. Xx	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Technology Verification Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* DU/GUS/AUS has issues or conditions (lvl 3)     "AUS report is missing from the loan documents."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Technology Verification Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98411672	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$4,400.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,559.75	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	809	785	33.001%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
There is a notice of assessment lien against the subject property in favor of City of xx recorded on x/xx/xxxx.

There is a notice of special tax lien against the subject property in favor ofxxrecorded on x/xx/xxxx.
The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the collection comment dated x/xx/xxxx, the disaster impact-related mail was received.
No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: Tape Value:xx Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: Other   Tape Value:    Variance:    Variance %:    Comment: MI Company Other.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xxInitial   Tape Type:
Field: Subject Property Type   Loan Value:xx  Tape Source: Initial   Tape Type:
																																																																																				Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (lvl 3) "Tape shows the condo project maintains a xx pooled insurance policy.xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
58228638	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,155.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$535.26	5.925%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	762	Not Applicable	36.618%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated onxx
There is a junior mortgage against the subject property in the amount of xx with the lender xx which was recorded on x/xx/xxxx.
There is a junior mortgage against the subject property in the amount of xx with the lender “xx” which was recorded on x/xx/xxxx.
There is a junior mortgage against the subject property in the amount of xx with the lender “xx.” which was recorded on xx/xx/xxxx.
There is a special tax lien against the subject property in favor of Village ofxx which was recorded on xx/xx/xxxx underxx
The county taxes for xxxx-xx are paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
 According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $xx Tape Value: $xx Variance: $-3054.08 Variance %: -3.41956% Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape and review of the loan file show CLTV exceeds the maximum allowable of xxUpdated title report shows a junior mortgage as a community loan in the amount of $xK which was recorded on x/xx/xxxx. Further details were not updated."
* LTV or CLTV exceedsxx
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71686918	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,272.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,284.46	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	48.819%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is one prior civil judgment in favor of State xx, which was recorded on xx/xx/xxxx in the amount of $x,xxx.xx. The defendant’s first name mentioned on the supporting document does not match with the subject borrower.
The annual installments of combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Age of Loan Loan Value: 2 Tape Valuexx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.819%   Tape Value: 54.333%   Variance: -5.514%   Variance %: -5.51400%   Comment: As per 1008 DTI is 48.819%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Total Debt / Legal Balance per Payment History Loan Value: $xx Tape Value: $xx Variance: $1266.75 Variance %: 0.32868% Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at xx.xx%. As per tape, the new credit report shows increased debts, which may push DTI up to xx%. The loan was underwritten and closed with a soft pull. BWR defect. The subject loan originated on xx and the x-year SOL is active. BWR has xx years xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11253777	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,630.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,838.22	2.375%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	675	Not Applicable	35.880%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on x/xx/xxxx and recorded on xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of city taxes for xxxx were paid in the amount of $x,xxx.xx. The water/sewer taxes are due in the amount of $xx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated x/xx/xxxx, the xx funds has been approved for xxK and the reinstatement in the amount of xx As per the comment dated x/xx/xxxx, the xx funds was received.
As per the comment dated x/xx/xxxx, the subject property is owner occupied.
As per the comment dated x/xx/xxxx, there is a payment dispute.
As per the comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19. The forbearance plan was approved from xx/xx/xxxx to xx/xx/xxxx.
No comment pertaining to the damage to the subject property has been observed.
xx
The covid-19 attestation is located atxx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx Comment: NA. Tape Source: Initial Tape Type: Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents." * Missing Initial Closing Disclosure (lvl 3) "Initial closing disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * ROR not hand dated by borrower(s) (lvl 3) "ROR is not hand dated by borrower."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at xx.xx%. Tape shows two-year tax returns, YTD P&L, and business bank statements supporting SE income are missing from the loan documents. Also, there is no evidence that the business was open and operating within xx days prior to closing. Lender defect. Subject loan originated on xx and the x-year SOL will expire on x/xx/xxxx. BWR has x year on the job as a physical therapist, FICO xxx, and $xxxK equity in the subject. Downgraded to level x as x-year SOL has been expired on xx/xx/xxxx."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			636	Not Applicable
84382305	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,078.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,509.87	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	689	Not Applicable	28.207%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
xx
The covid-19 attestation is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current value is unavailable. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) Loan Valuexx Tape Source: Initial Tape Type: Field: xx Company Loan Value: xx Tape Value: Triad Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject approved at xx.xx%. The tape shows income and asset misrepresentation by the BWR. The revised DTI is xx.xx%. DU shows $xxxK assets, required to close $xx.xK. Further details were not provided. BWR defect. The subject loan was originated on xx and the x-year SOL will expire x/xx/xx." * Final Application Incomplete (lvl 2) "The final application was not hand-dated by the borrower."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			638	Not Applicable
37186117	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,382.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,320.01	6.999%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	696	Not Applicable	41.404%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. Tape shows the subject condominium project is ineligible due to litigation and critical repairs. An estimated cost of repair is not available. Collection comments have been missing since origination. Further details not provided. xx No foreclosure activity has been found. No details related to the bankruptcy have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx Tape Type: Field: Property Address Street Loan Value:xx Tape Type: Field: Subject Property Type Loan Value: xx Variance: Variance %: Comment: Subject property type is xx. Tape Source: Initial Tape Type: Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "Tape shows the subject condominium project is ineligible due to litigation and critical repairs. xx questionnaire is missing from the loan documents. Further details not provided. xx search shows an estimated value of $xxxK. Current UPB is $xxxK. Elevated for client review."	* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is x-year." * Missing Initial Closing Disclosure (lvl 3) "Initial closing disclosure is missing from the loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	Not Applicable
66121243	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,130.99	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,573.26	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	Not Applicable	48.914%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There are two judgments active in favor of xx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. The loan was originated on xx Seller’s tape shows borrower not employed. Further details not provided. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xxTape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $xx,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx. The following fees were included in the test: Mortgage Broker Fee (Indirect) $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $xx,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.  The following fees were included in the test: Mortgage Broker Fee (Indirect) $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower's income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			687	Not Applicable
67239962	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,641.51	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,317.78	7.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	794	786	41.284%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx/xx/xxxx, the subject property is located in xx disaster area due to severe storms.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value:xxTape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.030%   Tape Value: 26.110%   Variance: 2.920%   Variance %: 2.92000%   Comment: Housing ratio per U/W as 29.030%.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Final CD shows non- mortgage debt paid at closing then occupancy at origination is primary.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $0.00 Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows the lender includes rental income in the DTI calculation without supporting documents, and the revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR hasxx	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflect points - loan discount fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects points - loan discount fee at $x,xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/xxxx, and the SOL is x-years."
* Loan does not conform to program guidelines (lvl 3)     "Subject loan approved as NOO. Subject loan originated as investment, proceeds from the cash from was used to pay off borrowers consumers debts. Subject loan was considered as primary. Borrower is paying off consumer debts of $xxx.xx."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (lvl 3) "ROR is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	776
65684527	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,425.47	xx	xx	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$822.30	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	665	Not Applicable	44.070%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is mechanic lien active against the borrower in favor of xxin the amount of $xxx.xx which was recorded on xx/xx/xxxx.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the property.
No details related to the bankruptcy have been found.
xx
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows BWR has insufficient income to support the total monthly obligation. Revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR receives retirement incomexx	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx. The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx. Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.  The below fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx. Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by DU (xx), and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68245038	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,006.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,229.22	3.990%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	773	46.950%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx There is a prior state tax lien found against the borrower in favor of xxin the amount of $x,xxx.xx which was recorded on x/xx/xxxx. There are three state tax liens against the borrower in favor of the same plaintiffxin the amount of $x,xxx.xx which were recorded on different dates. The second installment of combined and school taxes for xxxx is due in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value:xxInitial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows income misrepresentation, and the revised DTI is xx.xx%. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active. BWR has xx years on the job as an xx
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx does not reflect Mortgage Broker Fee. Final CD dated xx/xx/xxxx reflects Mortgage Broker Fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/xxxx and the x year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx.xx%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			724	661
12959930	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$751.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$735.72	2.500%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	Not Applicable	xx	Primary	Yes	Yes	No	650	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is a prior mortgage against the subject property in favor of thexx No active judgments or liens were found. The xxxx county annual taxes were paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is streamline refinance.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): $0.00. Loan amount: xx CLTV xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral value used for underwriting: xx Amount of secondary lien(s): xx Loan amount: xx LTV xx   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: The subject property type is manufactured Home. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Subject loan is a xx streamline refinance. Tape shows the loan does not meet the xx seasoning period requirement. Further details not provided."
* Property is Manufactured Housing (lvl 3) "The home is affixed to the land. An appraisal report is missing. As per the updated title report dated xx/xx/xxxx is located at xx the subject property is a manufactured home. The affidavit of affixation document is available in loan files located at xx reflecting that the home is affixed permanently to the land with xx The short form title policy schedule B, located at xx shows an exception for the affidavit of affixation document which was recorded on x/xx/xxxx."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflects points - loan discount fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects points - loan discount fee at $x,xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			738	Not Applicable
34102136	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,884.19	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,489.11	2.565%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	692	702	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is junior mortgage active against the subject property in favor xx xnd half combined taxes for xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of tape data payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The details of last payment received are not available. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. Unable to determine current condition and occupancy of the property. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: xx Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is streamline refinance.   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: xxInitial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "The loan exceeds the xx QM points and fees threshold due the borrower's income was not verified, and the points and fees exceed x% of the total new loan amount." * Loan does not conform to program guidelines (lvl 3) "Subject is a xx streamline refinance loan. Tape shows the loan does not meet the xx seasoning period requirement. Further details not provided." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	745
55479523	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,261.35	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,018.55	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	33.505%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens have been found. The annual combined taxes for xxxx have been paid in the amount of $xxxx.xx.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx. The principal and interest columns are not available in PH which is available from xx/xx/xxxx to xx/xx/xxxx located at xx	Collections Comments:The loan is in bankruptcy.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
xx
The appraisal report is 'as is', but the improvement section and photo addendum reflect that a window is broken and needs to be repaired. The estimated cost to replace it is $xxx. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the borrower filed bankruptcy under chapter-xx with thexx The plan was confirmed on xx The POC was filed by xx As per the schedule-D of voluntary petition dated xx the amount of claim is xx and the value of collateral is xx  As per chapter-xx plan dated xx the debtor shall pay trustee xx per month for xx months. As per amended chapter-xx plan dated xx the debtor shall pay the trustee xx per month for xx months.  As per notice of mortgage payment change dated xx the new payment is xx

Not Applicable	Appraisal (Incomplete) Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Valuexx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.292%   Tape Value: 46.016%   Variance: -19.724%   Variance %: -19.72400%   Comment: As per loan documents housing ratio is 26.292%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 286 Tape Value: 285 Variance: 1 Variance %: 0.35087% Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The appraisal report is 'as is', but the improvement section and photo addendum reflect that a window is broken and needs to be repaired. The estimated cost to replace it is $xxx. xxxxD is missing from the loan document, and the final CD does not reflect the escrow holdback."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWRs income was not properly verified and was unable to support obligations. Revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL has expired."
* ComplianceEase TRID Tolerance Test is Incomplete (lvl 2)     "Compliance ease TRID tolerance test incomplete due to initial closing disclosure is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is x year."
* Missing Initial Closing Disclosure (lvl 2)     "Initial closing disclosure is missing from loan documents."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			623	Not Applicable
69550817	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,786.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,542.51	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	687	734	48.211%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The first and second installments of county taxes for xxxx are due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan Loan Value: 1 Tape Value: xx Field: Borrower DTI Ratio Percent Loan Value: 48.211% Tape Value: 54.903% Variance: -6.692% Variance %: -6.69200% Comment: As per LP, DTI is 48.211. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value:xx Tape Type: Field: Total Debt / Legal Balance per Payment History Loan Value: $xx Tape Value: $xx Variance: $-0.25 Variance %: -0.00004% Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject xx was approved at xx.xx%. The tape shows SBA installment loans qualified as HELOCs and DTI is xx.xxx%. Lender defect. Further details are not provided. The subject loan originated on xx and the x-year SOL is active. BWRx has xx years on the job xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	725
64256500	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$521.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$638.57	6.490%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	655	Not Applicable	41.918%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx
No active judgments or liens were found.
The combined annual taxes for xxxx were paid in the amount of $xxx.xx on x/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx, which was applied for the due date of x/xx/xxxx. The P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per comment dated x/xx/xxxx, the subject property is owner-occupied.
xx
The comment dated xx/xx/xxxx shows that the reason for default is excessive obligation.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 9 Tape ValuexxTape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.918%   Tape Value: 4200.000%   Variance: -4158.082%   Variance %: -4158.08200%   Comment: Borrower DTI ratio percent is 41.918%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 5/xx/2023   Tape Value: 2/xx/2024   Variance: -276 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xxInitial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $638.57   Tape Value: $683.90   Variance: $-45.33   Variance %: -6.62816%   Comment: Original stated P&I is $638.57.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx  Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $99167.87 Tape Value: $100317.37 Variance: $-1149.50 Variance %: -1.14586% Comment: Total debt is $0.00. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows the loan is uninsurable as it failed the FHA’s flipping rule. The review of the appraisal report shows the date of the prior sale or transfer is xx/xx/xxxx in the amount of $xxK. The subject purchase price on x/xx/xxxx was $xxxK. Subject does appear to be renovated on the interior. Elevated for client review."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
14822449	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,986.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,962.70	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	48.513%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: xx Tape Value: xx Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.513%   Tape Value: 4900.000%   Variance: -4851.487%   Variance %: -4851.48700%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 6/xx/2022   Tape Value: 2/xx/2024   Variance: -610 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: 30.000%   Tape Value: 35.000%   Variance: -5.000%   Variance %: -5.00000%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xxTape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1962.70   Tape Value: $2064.93   Variance: $-102.23   Variance %: -4.95077%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xxTape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (lvl 3) "Tape shows appraisal issues as comps are not similar and CU score was x.x. Comp xx with a sales price of xx is closest to the subject property, valued at xx Zillow search shows the estimated value atxx	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20596560	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$279.09	$528.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$538.75	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	669	Unavailable	47.446%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The first installment of xxxx county taxes was paid on x/xx/xxxx. The second installment of xxxx county taxes is delinquent in the amount of $xxx.xx and the good through date is x/xx/xxxx. The second installment of xxxx utility charges is delinquent in the amount of $xx.xx and the good through date is x/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx. No foreclosure activity has been found. No evidence of damage or repair has been found. No record of post-closing bankruptcy filed by the borrower has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 8 Tape Value:xx
Field: Borrower DTI Ratio Percent   Loan Value: 47.446%   Tape Value: 47.000%   Variance: 0.446%   Variance %: 0.44600%   Comment: Seller tape shows DTI Ratio percent is 47.00% as per the latest document is 47.446%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Valuexx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value:xxComment: N/A   Tape Source: Initial   Tape Type:
																																																																																				Field: Total Debt / Legal Balance per Payment History Loan Value: $85219.91 Tape Value: $86806.65 Variance: $-1586.74 Variance %: -1.82790% Comment: N/A Tape Source: Initial Tape Type:	3: Curable		* Credit score not provided (lvl 3) "The BWRx did not have a credit score." * Loan does not conform to program guidelines (lvl 3) "Tape and file show BWRx did not have a credit score and did not meet agency guidelines at the time of closing due to insufficient credit."	* Property is Manufactured Housing (lvl 2) "As per appraisal report located at xxhe subject property is a manufactured home.xx shows the home is permanently affixed to the land. The ALTA x endorsement is attached to the final title policy."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	647
4103749	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,116.99	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,524.60	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	44.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is a civil judgment found against the borrower in favor of xxindividually in the amount of $x,xxx,xxx.xx which was recorded on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: xx
Field: Borrower DTI Ratio Percent   Loan Value: 44.830%   Tape Value: 44.860%   Variance: -0.030%   Variance %: -0.03000%   Comment: Borrower DTI ratio percent is 44.830%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx  Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 32.742%   Tape Value: 33.190%   Variance: -0.448%   Variance %: -0.44800%   Comment: Housing ratio per UW as 32.742%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan failed compliance ease delivery and timing test for revised CD dated xx/xx/xxxx. Document tracker is missing and x business days were added to get receipt date xx/xx/xxxx which is after the consummation date xx/xx/xxxx." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows loan repurchased as lender used xxxx income instead of x year average where xxxx was affected by Covid. Per tape, xxxx income is more likely BWR standard income. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has been xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			721	Not Applicable
66133494	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$0.00	$1,184.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$381.93	4.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	45.439%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated x/xx/xxxx shows a severe defect for the subject mortgage as not found or recorded. The recorded copy of subject mortgage is available in the loan file located atxx There is an active junior mortgage against the subject property in the amount of $xx,xxx.xx in favor of "xx" which was recorded on x/xx/xxxx. The water/sewer charges are delinquent in the amount of $xx.xx which are good through x/xx/xxxx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Valuexx Field: Interest Paid Through Date Loan Value: xx Comment: Interest Paid Through Date is xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape date shows the erroneous PIF being successively rescinded. Further details are not provided."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			743	Not Applicable
84137895	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other		$1,503.10	$1,595.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$495.46	7.625%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Investor	Yes	Yes	No	797	810	50.084%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There are four code violation liens active against the subject property in favor of City of xx xst half county taxes for xxxx were past due (under xx-days) in the amount of $xxx.xx which were good through x/xx/xxxx. xnd half county taxes for xxxx have been delinquent in the amount of $xxx.xx which were good through x/xx/xxxx.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: As per note interest paid through date is 01/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00MMMM000000 Tape Value: CCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Field: Subject Property Type Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan is NOO and was approved at xx%. Tape shows SE income miscalculation as the lender used only a x-year tax return instead of the required xx Revised DTI is xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has been SE for x.xx years atxx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	771
23966611	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,635.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,959.72	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	776	764	31.653%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO (xx) dated xx/xx/xxxx, the subject property is occupied.
As per the comment dated x/xx/xxxx, there is an insurance dispute.
No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00001M00000000000 Tape Value: CCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation as the subject was listed on xx Further details were not provided. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails QM lending points and fees test due to fees charged $xx,xxx.xx. Exceeds fees threshold of $xx,xxx.xx Over by +$x,xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $x,xxx.xx
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx,xxx.xx Exceeds Fees threshold of $xx,xxx.xx Over by +$x,xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $x,xxx.xx
Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			720	721
96305481	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,263.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$902.58	3.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	779	759	32.909%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is prior judgment active against the borrower in favor of xxwhich was recorded on xx/xx/xxxx. The amount of judgment is not available in supporting document. xnd half county taxes for xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value:xx Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest Paid through date is 1/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Seller's tape shows a defect for an erroneous PIF that was successively rescinded. There is release of reconveyance of deed of trust (xx) recorded on xx which shows that the subject mortgage has been satisfied. The document rescission of deed of release located at “xx” recorded on xx shows that the satisfaction of mortgage recorded on xx was executed in error."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			779	788
11298223	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$12,909.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,678.71	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	783	Not Applicable	32.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx
There is an active prior mortgage against the subject property in favor of xx
There is a prior judgment found against the subject xx in the amount of $xx.xx which was recorded on xx/xx/xxxx. The middle name and street name of the defendant do not match the subject borrower’s middle namexx
 The xst installment of combined taxes for xxxx/xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of combined taxes for xxxx/xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
As per the dashboard report, there is a water/sewer charges have been delinquent for xxxx in the amount of $xxx.xx which was due on x/xx/xxxx.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the collection comment dated x/xx/xxxx, the reason for default was the curtailment of income.
As per the collection comment dated x/xx/xxxx, the borrower was approved for thexx
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated x/xx/xxxx, the subject property was occupied by the xx As per the collection comment dated x/xx/xxxx, the disaster impact was received on x/xx/xxx. CCs do not show any damage.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 12/xx/2023   Tape Value: 12/xx/2023   Variance: -1 (Days)   Variance %:    Comment: As per note doc interest paid through date is 04/xx/2022; seller tape shows interest paid through date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00001M000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: The PH string is 00001M000000000000000000.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property City is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan is xx and was approved at xx.xx%. Tape shows lender failed to document VOR or x-month cancelled checks/statements to support BWR's primary housing payment of $xxx.xx. Further details not provided. Lender defect. The subject loan was originated on xx and the x-year SOL is active. BWR has been an employee atxx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			702	Not Applicable
5090615	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,617.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,702.80	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	765	Not Applicable	37.247%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active judgments or liens found. The first installment of county taxes for xxxx-xxxx has been paid in the total amount of $x,xxx.xx. The second instalment of county taxes for xxxx-xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property is investor.
No comments have been found stating the borrower’s income was impacted by covid-19.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value:xx Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Seller tape shows interest paid through date is 1/xx/2024 as per document is 1/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000000 Tape Value: CCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is xx and was approved at xx%. The tape shows rental income miscalculation. The revised DTI is xx%. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has been SE at xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	Not Applicable
88905172	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,269.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,697.05	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	43.041%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found. The county taxes for xxxx have been paid in the amount of $xx,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of x/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of x/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of post-closing bankruptcy filed by the borrower has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures	Field: Interest Paid Through Date Loan Value:xx Field: Payment History String Loan Value: 0000000000000000 Tape Value: CCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value:xx Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Missing Required Disclosures (lvl 3) "Settlement services provider list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. The tape shows BWR misrepresented employment and income, as BWR was qualified as an employee but had more than xx% ownership in a business. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active. BWR has been an employee at xx
* Cash out purchase (lvl 2)     "The subject loan is a purchase case. The final CD dated xx/xx/xxxx reflects cash to in the amount of $x,xxx.xx."
* ComplianceEase TILA Test Failed (lvl 2)     "This loan failed the dual broker compensation test due to this loan has borrower paid broker compensation of $x,xxx.xx and broker compensation paid by another party of $x,xxx.xx.
																																																																																								This loan contains compensation to the broker from both the borrower and lender for loan origination activities. If any loan originator receives compensation directly from a consumer in a consumer credit transaction secured by a dwelling, no loan originator shall receive compensation, directly or indirectly, from any other person other than the consumer in connection with the transaction for loan origination activities. Subject loan is purchase case, originated on xx and x-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			745	Not Applicable
11046403	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,061.99	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,525.41	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	819	Not Applicable	49.292%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes for xxxx is due on x/xx/xxxx in the amount of $x,xxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Field: Entity Holding Title Loan Value: Inter-xxInitial Tape Type: Field: Interest Paid Through Date Loan Value: 2/xx/2022 Tape Value: 1/xx/2024 Variance: -700 (Days) Variance %: Comment: Interest paid through date is 2/xx/2022 Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00001M000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ATR - Unable to determine borrower's Ability To Repay (lvl 3) "The subject was approved at xx.xx%. Tape shows asset depletion income of $xxxx from sale of REO was used and pages from tax returns supporting dividend or interest income are missing from the loan documents. The revised DTI is xx.xx%. Further details were not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. xx	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on x/xx/xxxx and the x-year SOL has expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points - Loan Discount Fee. CD dated x/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL has expired.

Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects Appraisal fee at $xxx.xx. CD dated x/xx/xxxx reflects Appraisal fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on x/xx/xxxx and the x-year SOL has expired.

TRID Violation due to decrease in lender credit on Closing Disclosure dated x/xx/xxxx. Initial LE dated xx/xx/xxxx reflects lender credit at $xxx.xx, Revised CD dated x/xx/xxxx reflects Lender Credit at $x.xx. This is decrease of $xxx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			820	Not Applicable
67693468	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,912.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$440.62	$638.31	5.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	Unavailable	Unavailable	17.402%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The xst and xnd installments of county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xx%. The current UPB is $xx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated x/xx/xxxx, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Hazard Insurance Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Amortization Term Months (CE, S&P) Loan Value: xx
Field: Borrower DTI Ratio Percent   Loan Value: 17.402%   Tape Value: 34.000%   Variance: -16.598%   Variance %: -16.59800%   Comment: 17.976%   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2024   Tape Value: 1/xx/2024   Variance: 90 (Days)   Variance %:    Comment: The interest paid date is 4/xx/2024.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $638.31   Tape Value: $663.63   Variance: $-25.32   Variance %: -3.81537%   Comment: The original P&I is $653.31.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: The payment history string is 0000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx	3: Curable	* Compliance Testing (lvl 3) "Tape and review of the file show Affiliated Business Disclosure was not provided within x business days of the application. Respa regulations contain no explicit assignee liability for these types of violations. Further details not provided."	* GSE Points and Fees Test Violations (lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Loan program disclosure missing or unexecuted (lvl 2)     "The loan program disclosure is missing from the loan documents."
* Missing proof of hazard insurance (lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Note has LIBOR Index with Replacement Clause (lvl 2)     "Note states, if the index is no longer available, the note holder will choose a new index that is based upon comparable information.  The note holder will give notice of this choice."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "Affiliated business disclosure is missing from the loan documents."	* Credit score not provided (lvl 1) "Credit score not provided."	Elevated	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12293049	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$826.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$893.60	5.000%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	24.317%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated onxx No active judgments or liens were found. The combined taxes for xxxx were paid in the total amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the last payment was received on x/xx/xxxx, which was applied for x/xx/xxxx. The next due date for the payment is x/xx/xxxx. The P&I is $xxx.xx, the interest rate is x.xx%, and the PITI is $x,xxx.xx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the last payment was received on x/xx/xxxx, which was applied for x/xx/xxxx. The next due date for the payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by the owner.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Interest Paid Through Date Loan Value:xx Field: Payment History String Loan Value: 000000000000000000000 Tape Value: CCCCCCCCCCCCCCCC Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails delivery and timing test for revised closing disclosure dated x/xx/xxxx. Document tracker is missing, and x business days were added to get the receipt date of x/xx/xxxx, which is after the consummation date of x/xx/xxxx."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx%. Tape shows employment misrepresentation as BWR started new employment and earnings changed from salary to commission. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is active. BWR has xx years on the job asxx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			694	Not Applicable
22339220	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,520.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,671.29	5.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	742	Not Applicable	46.694%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens found. The first installment of town taxes for xxxx was paid on x/xx/xxxx in the amount of $x,xxx.xx. The second installment of county taxes for xxxx is due on x/xx/xxxx in the amount of $x,xxx.xx. The utilities charges for xxxx is due on x/xx/xxxx in the amount of $xxx.xx. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per seller’s tape data, the subject property is investment. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (lvl 3) "Subject loan is NOO and was approved at xx%. Tape shows loan does not meetxxloan delivered with xx% DTI, while DTI submitted in xxFurther details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
78650959	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,049.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,783.06	5.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	28.516%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx There is a prior mortgage against the subject property in the amount of xx The second installment of county taxes for xxxx is due on x/xx/xxxx in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
As per BPO report dated xx/xx/xxxx located at “xx, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: AS per documents interest paid through date is 1/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00001M000000000000000 Tape Value: CCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx	4: Unacceptable	* Property Marketability Issues (lvl 4) "xx. Appraiser made large adjustments to each comp to arrive at value of $x.xM. Appraiser also notes that xxxx square foot was added and property was renovated. Zillow shows value at $xxxK. Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The appraisal report is as is, but photo addendum of the subject property shows minor deferred maintenance was observed on the roof, and bath is not completed. xxxxD report is missing from the loan documents. Appraisal report does not reflect the cost to cure. Also, the final CD does not reflect any holdbacks." * Assets do not meet guidelines (lvl 3) "Tape shows BWR is short byxx	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows SE income miscalculation as the distribution income from businesses cannot be used for DTI calculations. The revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has been SE at xx "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	Not Applicable
79612931	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,860.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$860.66	3.500%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	753	32.840%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is a mortgage active against the subject property in the amount of xx in favor of "xxThere is a subordination agreement recorded on x/xx/xxxx located at "xx", which shows that the above mortgage was subordinated with the subject mortgage. There are two junior UCC liens active against the subject property in favor of same plaintiff "xx" recorded on x/xx/xxxx and x/xx/xxxx. The amounts of UCC liens are not available. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest paid through date 1/xx/2024 Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a refinance, originated on xx and the SOL is x years."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the CT nonprime home loan test due to calculated APR x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points loan discount fee and Document preparation fee $x.xx. CD dated x/xx/xxxx reflects Points loan discount fee at $x,xxx.xx. and Document preparation fee $xxx.xx This is an increase in fee of $x,xxx.xx. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on x/xx/xxxx and the SOL is x years.

Loan failed charges than in total cannot increase more than xx% tolerance test. LE dated xx/xx/xxxx reflects the sum of Section C fees and Recording fee at $x,xxx.xx. CD dated x/xx/xxxx reflects the sum of Section C and Recording fee at $x,xxx.xx. This is a cumulative increase of $xx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is a refinance, originated on x/xx/xxxx and the SOL is x years."
* Intent to Proceed Missing  (lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing proof of hazard insurance (lvl 3) "Hazard insurance is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows an income miscalculation, and the revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has xx years on the job as xx
																																																																																								* Higher Price Mortgage Loan (lvl 2) "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	752
78109192	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,311.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$621.11	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	706	Not Applicable	38.069%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The annual county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
As per the latest BPO report dated xx/xx/xxxx located atxx
As per seller’s tape data, the subject property is owner occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Interest Paid Through Date Loan Valuexx Field: Original Appraisal Date Loan ValuexxTape Type: Field: Original Appraised Value Loan Value: xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000 Tape Value: CCCCCC Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx reflects Transfer Taxes at $xxx.xx. Final CD dated xx/xx/xxxx reflects Transfer Taxes at $xxx.x. This is an increase in fee of +$xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on  x/xx/xxxx and the x years SOL is active."
																																																																																							* Loan does not conform to program guidelines (lvl 3) "Tape shows loan does not meet xx months seasoning requirements. Further details not provided."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,450.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			704	Not Applicable
74337414	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,133.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$873.89	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	44.730%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx
No active liens or judgments were found.
The first installment of county taxes for xxxx/xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx/xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual water/sewer charges for xxxx are delinquent in the amount of $x,xxx.xx, which are payable through x/xx/xxxx.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is a servicing problem.
No evidence has been found regarding the current or prior foreclosure proceedings.
No evidence has been found related to damage or repairs.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx
Field: Interest Paid Through Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2024   Variance: -1 (Days)   Variance %:    Comment: Seller tape shows Interest paid through Date 1/xx/2024, as per the document is 1/xx/2024.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 100MM0000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as OO, but the tape indicates that the property is NOO due to misrepresentation. Further details were not provided. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows undisclosed mortgage debt at closing. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is expired. BWR has been SE for x years at xx
* ComplianceEase Risk Indicator is "Elevated" (lvl 2)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $x,xxx.xx exceeds the fee threshold of $x,xxx.xx over by +$xxx.xx. The following fees were included in the test: Mortgage Broker Fee (Indirect): $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (lvl 2)     "The loan fails the GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $x,xxx.xx exceeds the fee threshold of $x,xxx.xx over by +$xxx.xx. The following fees were included in the test: Mortgage Broker Fee (Indirect): $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
29322274	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,506.93	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,525.82	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	666	50.121%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
The subject property is owner-occupied. As per the BPO report (xx) dated xx/xx/xxxx, xxxx, the subject property is occupied by the borrower. No visible damages have been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value:xx Field: Payment History String Loan Value: 0000MM0000000000 Tape Value: CCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value:xxTape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows BWRx SE income miscalculation as the lender used only a xx-month average for calculating Sch C income instead of the required xx-month average, and the revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has been SE for x.xx years atxx
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. Loan estimate dated xx/xx/xxxx reflects Appraisal Fee at xx Final CD dated xx/xx/xxxx reflects Appraisal Fee at xx This is a cumulative increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			707	535
15313088	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,039.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,096.18	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	699	Not Applicable	45.150%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens found. The annual county taxes for xxxx were paid on xx/xx/xxxx in the amount of $x,xxx.xx. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per seller’s tape data, the subject property is owner-occupied. As per the collection comment dated xx/xx/xxxx, the subject property is impacted by disaster. CCs do not show any damage.xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows lender failed to document two-year receipt history ofxx income and rental income from departure residence cannot be used to offset DTI. Further detail not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR hasxx	* Loan does not conform to program guidelines (lvl 3) "The loan was originated on xx with a loan amount of xx PH shows large principal curtailment on xxThe next due date is x/xx/xxxx and current UPB is $xxx,xxx.xx."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated x/xx/xxxx. Initial CD dated x/xx/xxxx reflects Lender Credit at $x,xxx.xx. Final CD dated x/xx/xxxx reflects Lender Credit at $xxx.xx. This is decrease of $xx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and x-year SOL is expire."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			746	682
56406980	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,602.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$931.66	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	647	35.993%	First	Final policy	Not Applicable	Not Applicable	07/xx/2022	$174,586.36	Not Applicable	4.750%	$813.15	07/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on x/xx/xxxx. As per the modified term, the new principal balance is xx The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning on xx with a maturity date of xx	Field: Amortization Term Months (CE, S&P) Loan Value: xx
Field: Borrower DTI Ratio Percent   Loan Value: 35.993%   Tape Value: 35.985%   Variance: 0.008%   Variance %: 0.00800%   Comment: AS per final 1008 and DU borrower DTI is 35.993%.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2024   Variance: -1 (Days)   Variance %:    Comment: As per note interest paid through date is 01/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value:xx Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $931.66   Tape Value: $813.15   Variance: $118.51   Variance %: 14.57418%   Comment: As per note original stated P&I is $931.66.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000444   Tape Value: CCCCCCCCCCCCCCCCCC776543   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value:xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows the loan was purchased as a conventional loan. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			702	726
97026601	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$126.74	$5,078.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$917.84	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	44.655%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens found. The first installment of city taxes for xxxx was paid on xx/xx/xxxx the amount of $x,xxx.xx. The second installment of city taxes for xxxx is delinquent in the amount of $xxx.xx, which is good through x/xx/xxxx.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per seller’s tape data, the subject property is owner-occupied. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows variable income miscalculation as qualifying income does not support YTD earnings and the revised DTI is xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has x months on the new job as a machine operatorxx
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on x/xx/xxxx and the SOL is x year."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated x/xx/xxxx reflect points loan discount fee $xx.xx. CD dated x/xx/xxxx reflects points loan discount fee at $xx.xx. This is an increase in fee of $xx.xx. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is x year."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			683	Not Applicable
31049496	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,694.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,179.98	5.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	54.954%	First	Final policy	Not Applicable	Not Applicable	03/xx/2015	$177,338.92	Not Applicable	4.375%	$783.06	04/xx/2015	Financial Hardship	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of xx and the new modified principal balance is xx The borrower agreed to pay the modified monthly P&I of $xxx.xx with a modified interest rate of x.xxx% starting on xx/xx/xxxx and continuing until the new maturity date of xx	Affiliated Business Disclosure Good Faith Estimate Hazard Insurance	Field: Amortization Term Months (CE, S&P) Loan Value:xx Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2024   Variance: -1 (Days)   Variance %:    Comment: 6/xx/2007   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Valuexx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1179.98   Tape Value: $783.06   Variance: $396.92   Variance %: 50.68832%   Comment: $1,179.98   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: MMMMMMMMMMMMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx
Field: Purpose of Refinance Per HUD-1   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: No Cash-Out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Refinance   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx	3: Curable	* Compliance Testing (lvl 3) "Tape and review of file show affiliated business disclosure was not provided within x business days of application. Respa regulations contain no explicit assignee liability for these types of violations. Further details not provided." * Loan does not conform to program guidelines (lvl 3) "Subject loan originated on x/xx/xxxx. Tape shows the loan was purchased with no xx coverage. Further details not provided."	* ComplianceEase State Regulations Test Failed (lvl 2) "Loan failed the Late Fees Test because the fee charged was $xx.xx, which exceeded the $xx.xx threshold by +$xx.xx%."
* Final TIL Date after actual transaction date (lvl 2)     "As per the final hud-x document, the settlement date is xx/xx/xxxx which is different from the original note date of xx/xx/xxxx and final truth in lending of xx/xx/xxxx."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The final good faith estimate is missing from the loan documents."
* Missing proof of hazard insurance (lvl 2)     "The hazard insurance policy document is missing from the loan document."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "Affiliated business disclosure is missing from the loan documents."	* Credit score not provided (lvl 1) "Credit score not provided." * Settlement date is different from note date (lvl 1) "As per the final hud-x document, the settlement date is xx/xx/xxxx which is different from the original note date of xx/xx/xxxx."	Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			740	Not Applicable
41417170	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,829.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,032.87	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	778	Not Applicable	45.901%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx
No active judgments or liens were found.
The first installment of county taxes for xxxx has been paid in the total amount of $x,xxx.xx.
The second installment of county taxes for xxxx is due on xx/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is current. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the PACER report, borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated xx/xx/xxxx, the reason for default is “Death of Borrower”.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per servicing comment dated xx/xx/xxxx, the subject property is owner occupied.
xx
No comments have been found stating the borrower’s income was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Valuexx Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2024   Variance: -1 (Days)   Variance %:    Comment: As per interest paid through date is 04/xx/2022; seller tape shows interest paid through date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000210000010000000000 Tape Value: CCC11CCCCC1CCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows undisclosed mortgage debt, and the revised DTI is xx.xx%. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is active. BWR receives SSI and pension income, FICO xxx, $xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx reflects Appraisal Fee at xx Final CD dated xx reflects Appraisal Fee at xx This is an increase in fee of xx for charges that cannot increase. Subject loan is a purchase, originated on xx and the SOL is x-year has expired."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
53360378	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,040.22	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,368.66	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	773	Not Applicable	49.408%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens have been found. The first installment of county taxes for xxxx-xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the latest BPO report dated xx/xx/xxxx, which is located at “xx” the subject property is occupied and in average condition.
As per the comment dated xx/xx/xxxx, the subject property was damaged on xx/xx/xxxx. The borrower filed a claim in the amount of $xx,xxx.xx and received a claim check in the amount of $xx,xxx.xx from Bamboo Insurance on xx/xx/xxxx. No comments have been found regarding the completion of the repairs. As per the latest BPO report dated xx/xx/xxxx, which is located at “xx” the subject property is in average condition.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest paid through date is 1/xx/2024 Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000MM00000000000 Tape Value: CCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "Home is affixed. As per the appraisal report, which is located at xxThe manufactured home rider and affidavit of affixation attached with the recorded mortgage located at “xx” state that the manufactured home with serial xx has been affixed to the permanent foundation. The final title policy schedule B shows an exception for this prior affidavit of affixation."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at xx.xx%. Tape shows lender failed to document a x-year continuance for monthly IRA income of $xK. Further details were not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR receives IRA income, FICO xxx, xXxx since inception, $xxK equity in the subject."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx does not reflect Appraisal Re-Inspection Fee. CD dated xx/xx/xxxx reflects Appraisal Re-Inspection Fee at xx This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects Appraisal Fee at xx CD dated xx/xx/xxxx reflects Appraisal Fee at xx This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on loan estimate dated xx/xx/xxxx. Revised CD dated xx/xx/xxxx reflects lender credit at $xxx.xx. Initial LE x/xx/xxxx dated reflects Lender Credit at $x,xxx.xx. This is decrease of $x,xxx.xx for fee which has x% tolerance test. Valid COC for the decrease is missing from the loan documents.

The subject loan is a purchase, originated on xx/xx/xxxx and the x-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	Not Applicable
65717145	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,481.83	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$715.39	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	817	Not Applicable	49.649%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. covid-19 attestation is located a txx. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx Field: Interest Paid Through Date Loan Value: 2/xx/2024 Tape Value: 2/xx/2024 Variance: -1 (Days) Variance %: Comment: Int paid through date is 2/xx/2024. Tape Source: Initial Tape Type: Field: Original Appraisal Date Loan Value: Not Applicable Tape Value:xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCC Variance: Variance %: Comment: 000000000000000000000000 Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The subject loan was closed without an appraisal. The xx disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value of $xxx,xxx.xx. The current UPB is $xxx,xxx.xx."
* Loan does not conform to program guidelines (lvl 3) "Seller's tape shows a defect for an erroneous PIF that was successively rescinded. There is satisfaction of mortgage (xx) recorded on x/xx/xxxx, which shows that the subject mortgage has been satisfied. The document rescission of certificate and affidavit of satisfaction located at “xx” recorded on xx/xx/xxxx shows that the satisfaction of mortgage recorded on x/xx/xxxx was executed in error."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated xx and electronically signed on xx which is greater than three business days from the initial application date of xx Unable to determine delivery date due to missing document tracker. TRID is failing for timing of the initial LE. The subject loan is a refinance case, originated on x/xx/xxxx, and the x-year SOL is expired."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan-failed charges that cannot increase the x% tolerance test and charges that in total cannot increase more than xx% tolerance test due to loan failed initial LE delivery and timing test. Initial LE dated x/xx/xxxx was delivered on x/xx/xxxx, which is more than x business days from the initial application date of x/xx/xxxx. The subject loan is a refinance case, originated on xx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			807	Not Applicable
76997369	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,689.29	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$830.79	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	45.874%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx There is an active prior mortgage against the subject property in favor ofxx No active judgments or liens were found. The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The P&I is $xxx.xx with an interest rate of x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the seller's tape data, the subject property is owner-occupied.
xx
As per the BPO report (xx dated xx/xx/xxxx, the subject property is occupied by the borrower. No visible damages have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: xx Field: Interest Paid Through Date Loan Value: 2/xx/2024 Tape Value: 2/xx/2024 Variance: -1 (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000000000000 Tape Value: CCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal is as is, but the appraiser states there is plant growth all around the above ground pool and photo addendum of the subject property shows the mold on the ceiling needs to be removed. xxxxD or inspection report verifying the completion, is missing from the loan documents. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx and the x-year SOL is active."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)    xx
The below fees were included in this test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Loan Discount Fee (less excludable bona fide discount points) $x,xxx.xx"
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test.
Initial LE dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx.
Initial LE dated xx/xx/xxxx reflects Appraisal Fee at $xxx.xx. Final CD dated xx/xx/xxxx reflects Appraisal Fee at $xxx.xx.
This is a cumulative increase in fee of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/xxxx and the x-year SOL is active."
* GSE Points and Fees Test Violations (lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM Points and Fees Test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in this test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
																																																																																							Loan Discount Fee (less excludable bona fide discount points) $x,xxx.xx"			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			731	Not Applicable
8142161	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$5,074.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$748.64	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	14.016%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is an active prior mortgage against the subject property in favor ofxx No active judgments or liens were found. The xxxx county annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx. The annual water charges for xxxx have been due in the amount of $xx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found.	As per the seller tape payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
As per the seller tape payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per servicing comment dated xx/xx/xxxx, the property is owner-occupied. According to the inspection report dated xx/xx/xxxx located at xx the subject property was damaged due to the xx disaster. The property fingerprint report located axxshows cracks in siding for the back right corner, a hole in the wall for entry, excessive wear in the dining room, excessive wear in the bath, a fixture missing, excessive wear and a hole in the wall from the bedroom, and excessive wear in the shed. Those need to be replaced. The estimated cost of repairs is less than $xxxx.xx. No evidence has been found as to whether the repairs have been completed or not and also CCs do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject loan was approved at xx%. Tape shows that file is missing prior paid off private mortgage debt xx Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has x years on the job as a package xx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The appraisal report dated xx is as is. The property fingerprint report shows cracks in siding for the back right corner, a hole in the wall for entry, excessive wear in the dining room, excessive wear in the bath, a fixture missing, excessive wear and a hole in the wall from the bedroom, and excessive wear in the shed. The estimated cost of repairs is less than $xxxx.xx, and the completion report is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx and the SOL is x-years."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails the compliance, ease of delivery, and timing tests for the revised closing disclosure dated xx/xx/xxxx. Document tracker is missing and x business days were added to get receipt date xx/xx/xxxx, which is less than x business days from the consummation date of xx/xx/xxxx."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated x/xx/xxxx reflects points - loan discount fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects points - loan discount fee at $x,xxx.xx.
Loan estimate dated x/xx/xxxx reflects appraisal fee at xx Final CD dated xx reflects appraisal fee at $xxx.xx.
Loan estimate dated x/xx/xxxx reflects transfer taxes fee at $xxx.xx. Final CD dated xx/xx/xxxx reflects transfer taxes fee at $xxx.xx.
This is a cumulative increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/xxxx and the SOL is x-years.

TRID violation due to decrease in lender credit in revised closing disclosure dated xx/xx/xxxx. Initial CD dated x/xx/xxxx reflects lender credit at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects lender credit at $xxx.xx. This is decrease of $xxx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/xxxx and the SOL is x-years."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
																																																																																							Underwriting Fee paid by Borrower: $xxx.xx."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			511	Not Applicable
42196598	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,962.93	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,169.05	2.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Reduced	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	777	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	$294,832.81	Not Applicable	2.375%	$1,169.05	03/xx/2022	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx No active judgments or liens were found. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The reason for the default is not available. The loan was modified on x/xx/xxxx with a modified UPB of $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
No evidence has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
The subject loan is a streamline refinance. BWR income details are not available

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx The borrower promised to pay the modified UPB with a fixed interest rate of x.xxx% in monthly installments of $x,xxx.xx (P&I) starting on x/xx/xxxx. The new maturity date will be xx As per the modification agreement, there was a deferment period from x/xx/xxxx to x/xx/xxxx during which the UPB was deferred.	Missing or error on the Rate Lock	Field: Amortization Term Months (CE, S&P) Loan Value: xx
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: -1 (Days)   Variance %:    Comment: Interest paid through date is 2/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MM000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			759	Not Applicable
44922464	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,313.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,776.34	6.875%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	777	774	49.055%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated onxx There is a junior mortgage that originated on xx. No active judgments or liens found. The first installment of county taxes for xxxx was paid on x/xx/xxxx the amount of $x,xxx.xx. The second installment of county taxes for xxxx not yet posted. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per seller’s tape data, the subject property is owner-occupied. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx%. Tape shows supporting documentation for BWRxxx. Revised DTI is xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR receives xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			775	787
99871587	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,140.95	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$993.12	5.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	46.791%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the UT report dated x/xx/xxxx, the subject mortgage was originated on xx
There are multiple prior judgments active against the subject borrower in the total amount of $xx,xxx.xx in favor of different plaintiffs recorded on different dates.
There is a prior hospital lien active against the subject borrower in the amount of $x,xxx.xx in favor of "xx" which was recorded on x/xx/xxxx.
There are two junior judgments active against the subject borrower in the total amount of $x,xxx.xx in favor of different plaintiffs that were recorded on different dates.
Dashboard shows water/sewer charges were delinquent in the amount of $xxx.xx and is good through x/xx/xxxx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
 No bankruptcy and foreclosure evidence has been found.
xx
The subject property is xxThe collection comment dated x/xx/xxxx shows disaster impact. CCs do not show damages due to hurricane.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Interest Paid Through Date Loan Valuexx Field: Payment History String Loan Value: 0000MM0000000000000 Tape Value: CCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (lvl 3) "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx does not reflect mortgage broker fee. Final CD dated xx/xx/xxxx reflects mortgage broker fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx and the SOL is x-years."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject approved at xx.xxx%. Tape shows SE used to qualify is not supported by two-year tax returns. File contained two xxxx Kxs that do not match, and xxxx tax returns are missing. Further details not provided. Lender defect. The subject loan was originated on xx and the x-year SOL is active. BWR has beenxx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			773	Not Applicable
94303011	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,148.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,665.73	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	748	Not Applicable	28.121%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found. The annual combined and utility/mud taxes for xxxx were paid in the amount of $xx,xxx.xx No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which includes the P&I of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the BPO report dated xx/xx/xxxx located at xx”, the subject property was occupied by the tenant and the property is in average condition. CCs do not show any damage.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Interest Paid Through Date Loan Value: xx Comment: NA Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000MMM0000000000 Tape Value: CCCCCCCCCCCC Variance: Variance %: Comment: The PH string is 000MMMM0000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO and was approved at xx.xx%. Tape shows an undisclosed mortgage with an unknown PITIA, and lender miscalculated BWR's income. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active. BWR has been an employee atxx	* Settlement date is different from note date (lvl 1) "Final CD reflects closing date as xx/xx/xxxx. Notary's signature date on the mortgage/deed of trust is xx/xx/xxxx. Note date is xx/xx/xxxx."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	Not Applicable
71196727	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,613.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,240.06	5.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	758	Not Applicable	26.825%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated onxx
There is a civil judgment found against the borrower in favor of xx in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx.
No prior year delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
As per BPO report dated xx/xx/xxxx located at “xx”, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2024   Variance: -1 (Days)   Variance %:    Comment: Interest paid through date is 1/xx/2024.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00001000M000000000000000 Tape Value: CCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Subject loan is xx and was approved at xx.xx. Tape shows that the subject loan does not meet requirements for delayed financing of the subject property. Also, lender failed to document proof of satisfaction for the HELOC loan used to finance the purchase of the subject. File does not show the use of xx in funds from other property and need for increase in DTI to debt. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7586239	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$6,599.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,315.40	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	85.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	42.556%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx There is a prior water/sewer lien against the subject property in favor of xxwhich was recorded on xx/xx/xxxx. The amount is not provided on the document. The second installment of county taxes for xxxx-xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. The annual sewer charges for xxxx are due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per tape data, the subject property is owner occupied.
No evidence has been found regarding the forbearance plan.
No evidence has been found related to damage or repairs.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2024   Variance: -1 (Days)   Variance %:    Comment: Interest paid through date is 1/xx/2024.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per HUD-1 is limited cash out. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Subject loan was originated on xx Tape shows the loan was purchased with no xx coverage. Further details not provided."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject approved at xx.xx%. Tape shows ATR fail. Further details not provided. Subject originated on xx and the x-year ATR SOL is expired."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx/xx/xxxx does not reflect points - loan discount fee. Final CD dated xx/xx/xxxx reflects points - loan discount fee at $xxx.xx.
Loan estimate dated xx/xx/xxxx reflects credit report fee at $xxx.xx. Final CD dated xx/xx/xxxx reflects credit report fee at $xxx.xx.
This is a cumulative increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a refinance case, originated on xx/xx/xxxx and the x-years SOL is expired."
* Missing credit report (lvl 2)     "Credit report is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (lvl 2) "Settlement services provider list is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			734	814
14409654	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,294.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,201.29	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	812	Not Applicable	49.876%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx/xxxx was paid in the amount of $x,xxx.xx. The second installment of county taxes for xxxx/xxxx is due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO located at xx the subject property is occupied.
As per the comment dated x/xx/xxxx, the subject property is impacted by disaster.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value:xx Initial Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest paid through date is 1/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00001M0000000000 Tape Value: CCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	3: Curable		* ATR - Unable to determine borrower's Ability To Repay (lvl 3) "Subject loan was approved at xx Tape shows xx from three bank accounts with Chase are designated under the xx and excluding these funds from total available assets of $xx,xxx does not satisfy cash to close requirement of $xx,xxx.xx and the reserve requirement of $xx,xxx.xx. Cash to close met. The subject loan was originated on xx and the x-year SOL is active. BWR has been an employee at xx Downgraded to lvl 3 because occupancy is investment and ATR Exempt."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			783	Not Applicable
15366064	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$637.99	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,476.26	5.000%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	622	796	45.087%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on x/xx/xxxx and recorded on xx No active liens or judgments have been found against the borrower or subject property. The first, second, third and fourth installments of county taxes for xxxx-xxxx were paid in the amount of $xxx.xx. The water/sewer taxes are due in the amount of $xx.x on x/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the BPO (xx) dated xx/xx/xxxx, the subject property is occupied. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest paid through date is 1/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 2322210000000010000 Tape Value: CCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at xx.xx%. Tape shows undisclosed installment debt and income miscalculation. The revised DTI is xx.xx%. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is active. BWR has been an employee at xx * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			632	752
16603837	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,398.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,455.01	4.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	755	Not Applicable	44.253%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens have been found. xnd half county taxes for xxxx-xx were due on x/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value:xx Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 44.253% Tape Value: 56.712% Variance: -12.459% Variance %: -12.45900% Comment: As per final 1008 and DU borrower DTI is 44.253%. Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value:xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000MM0000000000000000 Tape Value: CCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (lvl 3) "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/xxxx. Initial LE dated xx/xx/xxxx reflects lender credit at $xxx.xx. Final CD dated xx/xx/xxxx does not reflect lender credit. This is decrease of $xxx.xx for fee which has x% tolerance test. Subject loan is a refinance, originated on xx and the x years SOL is active."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xxx%. Tape shows lender omitted an auto loan debt with more than xx months remaining, and lender failed to document pay history for xxwith a balance of $x,xxx. Also, the lender failed to document a two-year employment history. The revised DTI is xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has x.xx years on the job as axx
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			745	Not Applicable
15489356	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,197.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,739.12	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	757	Not Applicable	44.796%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for xxxx are paid in the amount of $x,xxx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
As per the servicing comment dated x/xx/xxxx, the reason for default is the illness of the borrower.
xx
As per the latest property inspection report dated xx/xx/xxxx located at "xx” the subject property is owner-occupied.
The comment dated x/xx/xxxx shows that the subject property is occupied by the owner and borrower’s intention is to keep property.
The comment dated xx/xx/xxxx shows that the subject property was damaged on xx/xx/xxxx due to water. The comment dated x/xx/xxxx shows that the insurance claim has been filed for $xx,xxx. The latest comment dated x/xx/xxxx shows that a check was received on x/xx/xxxx in the amount of $xx,xxx.xx. The comment dated x/xx/xxxx shows that, based on a xx% inspection, structural repairs have been completed. Further details were not found. Unable to determine whether all repairs are completed or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest paid through date is 1/xx/2024 Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 100MMM0000000000 Tape Value: CCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject loan was approved at xx.xx%. Tape shows commission income miscalculation, and the revised DTI is xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has x year on the job as a title specialist at xx	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "TRID Violation due to decrease in lender credit on closing disclosure dated xx/xx/xxxx. Initial CD dated xx/xx/xxxx reflects lender credit at $xxx.xx. Revised CD dated xx/xx/xxxx reflects lender credit at $xxx.xx. This is a decrease of $xx.xx for fee which has x% tolerance test. A valid COC for the decrease is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx, and total expenses are in the amount of $x,xxx.xx, and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			714	Not Applicable
850208	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$1,124.80	$4,976.63	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,657.94	5.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	49.896%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
There are two abstract of judgments (child support liens) found against the borrower in favor of thexxwhich were recorded on xx/xx/xxxx and xx/xx/xxxx respectively, but the supportive documents do not reflect the amount.
No active judgments or liens found.
The first installment of county taxes for xxxx is paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The second installment of county taxes for xxxx is due on x/xx/xxxx in the amount of $x,xxx.xx.
The first installment of supplemental taxes for xxxx is paid on xx/xx/xxxx in the amount of $x,xxx.xx.
The second installment of supplemental taxes for xxxx is delinquent in the amount of $x,xxx.xx, which is good through x/xx/xxxx.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per tape data, the subject property is owner occupied.
xx
As per the collection comment dated x/xx/xxxx, the subject property was impacted by disaster. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as xx but the tape indicates that the property is xx due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan failed delivery and timing test for revised CD dated xx/xx/xxxx delivered on xx/xx/xxxx, which is after the consummation date of xx/xx/xxxx."
* ComplianceEase TILA Test Failed (lvl 3)     "Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on x/xx/xxxx and the SOL is x-year."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx does not reflect Mortgage Broker Fee. Final CD dated xx/xx/xxxx reflects Mortgage Broker Fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase.

TRID violation due to decrease in lender credit on closing disclosure dated xx/xx/xxxx. Initial CD dated xx/xx/xxxx reflects lender credit at $xxx. Final CD dated xx/xx/xxxx reflects lender credit at $xxx.xx. This is a decrease of $xx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC can be located atxx but still the loan is failing decrease in NSLC due to the loan failing delivery and timing test for revised CD dated x/xx/xxxx which is delivered after the consummation date of x/xx/xxxx.
Subject loan is a refinance, originated on xx and the SOL is x-year."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows income miscalculation, and the revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has x years on the job as a xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			654	Not Applicable
89394878	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$7,961.83	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,113.42	6.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	773	Not Applicable	49.311%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. Annual county taxes for xxxx were due on x/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000MM00000000000000 Tape Value: CCCCCCCCCCCCCCC Variance: Variance %: Comment: 00004MMMMMMMMMMMMMMM Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO and was approved at xx%. The tape shows rental income miscalculation. The revised DTI is xx%. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has been xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			680	Not Applicable
24120759	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,088.07	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,610.69	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	44.245%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated onxx
There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx originated on xx.
There is a prior child support lien against the borrower xx
There is a child support lien against the borrower xx
There is a UCC lien found against the subject property in favor of “xx” which was recorded on xx/xx/xxxx. The amount of the lien is not mentioned in the supporting document.
The xnd installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which includes the P&I of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the collection comment dated x/xx/xxxx, the disaster impact mail was received. CCs do not show any damage.
As per the latest property inspection report dated xx/xx/xxxx located at “xx,” the subject property is owner-occupied with no repair on the property.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Valuexx Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Seller tape shows Interest paid through Date 1/xx/2024, as per the document is 1/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000MM000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: The payment history string is 0000MM00000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx%. Tape shows lender miscalculated OT and other variable income. The revised DTI is xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has been an employee atxx * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	Not Applicable
57992399	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,452.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,496.67	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	799	787	48.545%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower #2 First Name Loan Value:xx Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.545%   Tape Value: 48.537%   Variance: 0.008%   Variance %: 0.00800%   Comment: Borrower DTI Ratio percent is 48.545%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Valuexx Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000000000 Tape Value: CCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as xx but the tape indicates that the property is xx due to misrepresentation. Further details were not provided. Elevated for client review."	* ComplianceEase RESPA Test Failed (lvl 3) "The loan failed the RESPA timing test because the homeownership counseling organization disclosure were issued x days after initial application date. Initial loan application date is xx and the documents are dated xx * Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx/xx/xxxx reflects credit monitoring service at $x.xx. Final CD dated xx/xx/xxxx reflects credit monitoring service fee at $xx.xx.
Loan estimate dated xx/xx/xxxx does not reflect credit report fee. Final CD dated xx/xx/xxxx reflects credit report fee at $xx.xx.
																																																																																								This is a cumulative increase in fee of $xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx/xx/xxxx and the x-year SOL is expired."		Moderate	Pass	Pass	Fail	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			790	760
61968150	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,765.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,395.63	3.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	725	Not Applicable	47.297%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx. Per PH, the borrower made principal payment on x/xx/xxxx in the amount of $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. covid-19 attestation is located at "xx". No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value:xx Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest paid through date is 1/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000MM000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows lender failed to document proof of active business operations within xx days of closing date, and bank statements income and P&L do not support qualifying SE income. Also, rental income is not supported by unexecuted lease agreements, and rent receipt history is missing. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has been an SE for x years,xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			638	Not Applicable
37574455	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,487.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,024.24	4.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	771	769	19.299%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The first, second, third and fourth installments of county taxes for xxxx-xxxx have been paid in the total amount of $x,xxx.xx. The utility charges for xxxx have been delinquent in the total amount of $xxx.xx, which are good through x/xx/xxxx.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the latest BPO report dated xx/xx/xxxx, the subject property is occupied, and in good condition.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest paid through date is 1/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000MM000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as xx but the tape indicates that the property is xx due to misrepresentation as the property insurance includes landlord coverage. Further details were not provided. Elevated for client review."	* Intent to Proceed Missing (lvl 3) "Intent to proceed signed by borrower is missing from the loan file." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows undisclosed auto debt with a monthly payment of $x,xxx and tax returns to verify rental income of REO property are missing from the loan document. Revised DTI per tape is xx.xx%. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is active. BWR receives trust income,xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			655	738
25667347	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,367.09	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,350.65	5.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	715	Not Applicable	38.550%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens have been found. The annual installments of combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the latest BPO report dated xx/xx/xxxx, which is located at “xx” the subject property is occupied and in average condition.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: xx Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest paid through date is 1/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000MM0000000000000 Tape Value: CCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows income and employment misrepresentation. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is active. BWR has xx years on the job as a xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			709	Not Applicable
68714397	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,991.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,207.39	5.490%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	680	Not Applicable	45.212%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments were found. The first installment of county taxes for xxxx-xx was paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx-xx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied to the due date of x/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No evidence has been found related to damage or repairs.
As per the latest BPO dated xx/xx/xxxx located at (xxx), the subject property is owner occupied and in average condition.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Type: Field:xx Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest paid through date is 1/xx/2024. Tape Source: Initial Tape Type: Field: Original Appraisal Date Loan Value:xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000MM0000000000000 Tape Value: CCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xxx,xxx.xx. The current UPB is $xxx,xxx.xx." * Missing Initial xxxx_Application (lvl 3) "The initial application signed by the loan originator is missing from the loan documents." * Missing Required Disclosures (lvl 3) "Settlement service provider list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx%. The tape shows lender failed to document a x-year continuance of monthly xxxK distribution income used for qualification. The revised DTI is xx%. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR receives pension and xx
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten byxx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			687	Not Applicable
1451518	xx	xx	xx		xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$9,216.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,081.68	7.000%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	731	734	42.654%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Type: Field: Borrower Last Name Loan Value:xx Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: Not Applicable Tape Value: 1/xx/2024 Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000MM00000000000 Tape Value: CCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows unsupported large deposit of xx BWR has $xxxK equity in subject."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan is approved at xx.xx%. Tape shows BWR qualified with an asset depletion income of $xxxx is not supported. The revised DTI is xx.xx%. Lender defect. The subject loan originated on xx and the x-year SOL is active. xx * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			749	758
98464199	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,536.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,425.72	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	37.292%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens were found. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the subject property has been occupied by owner. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Interest Paid Through Date Loan Value: xx Tape Type: Field: Payment History String Loan Value: 000000000000000 Tape Value: CCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject loan was approved at xx.xx%. Tape shows BWRs income and employment were not properly documented. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has xx months on the job as a registered xx	* ComplianceEase TILA Test Failed (lvl 3) "Loan fails TILA finance charge test due to finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing.

Loan fails TILA foreclosure rescission finance charge test due to finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing.

Loan fails TILA post-consummation revised closing disclosure finance charge test due to finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing.

Loan fails TILA post-consummation revised closing disclosure foreclosure rescission finance charge test due to finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx.  Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing.

The subject loan is a refinance, originated on xx and the x-year SOL is active."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
																																																																																							Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx"			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			692	Not Applicable
76129304	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$9,224.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,643.58	3.000%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Unavailable	34.440%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated onxx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx. The water/sewer charges are paid. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Borrower #1 Middle Name Loan Value: xx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 34.440% Tape Value: 36.000% Variance: -1.560% Variance %: -1.56000% Comment: Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000010000000000000010000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Subject loan originated on xx Tape and review of the file shows final GFE and SSPL were not provided within x business days of the application. Respa regulations contain no explicit assignee liability for these types of violations. Further details not provided."	* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	783
83909852	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$0.00	$11,759.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$870.42	3.250%	360		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	763	697	34.717%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated x/xx/xxxx, the subject mortgage was originated on xx The second installment of county taxes for xxxx-xx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value:xx Tape Type: Field: Interest Paid Through Date Loan Value: 2/xx/2024 Tape Value: 2/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest paid through date is 2/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000012 Tape Value: CCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The tape shows the subject property acquired as a conventional whole loan. Further details were not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			719	671
102490	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$8,409.84	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,692.90	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	806	800	37.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The annual county taxes for xxxx were paid on xx/xx/xxxx in the amount of $x,xxx.xx. No prior year's taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date of payment is x/xx/xxxx. The last payment was received in the amount of $x,xxx.xx, which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date of payment is x/xx/xxxx. The UPB is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
As per the seller's tape data, the subject property is owner-occupied.
As per the comment dated x/xx/xxxx, the reason for default is servicing problems.
As per the data tape, the property is owner-occupied.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value:xx Comment: Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The tape shows PIF successively rescinded. Further details were not provided."	* Missing Required Disclosures (lvl 2) "Written list of service provider is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	786
55412280	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,733.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,088.90	2.875%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	802	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2020	$502,596.35	Not Applicable	2.875%	$2,088.90	11/xx/2020	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated onxx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO located at “xx” dated xx/xx/xxxx, the subject property is occupied.
As per the comment dated x/xx/xxxx, the subject property is impacted by disaster.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the borrowers “xx. The borrower agreed to pay the P&I of $x,xxx.xx and an interest rate of x.xxx% beginning on xx until the maturity date of xx	Missing or error on the Rate Lock	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2024   Variance: -1 (Days)   Variance %:    Comment: As per note interest paid through date is 01/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Streamline Refinance   Tape Value: Reduced   Variance:    Variance %:    Comment: Loan Documentation Type is Streamline Refinance.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00001M000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: AS per final documents purpose of refinance per HUD-1 is change in rate and term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of transaction per final CD is Refinance.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value:xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "As per the seller’s tape, there is an unsaleable military mod that needed to be redrafted due to an incorrect UPB per loss mitigation that could not be redrafted. The loan was modified on x/xx/xxxx. As per the mod document located at “xx' as of dated x/xx/xxxx, the UPB is $xxx,xxx.xx and the deferred period is from x/xx/xxxx to xx/xx/xxxx. The borrower agreed to pay the P&I of $x,xxx.xx and an interest rate of x.xxx% beginning on xx until the maturity date of xx	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	819
36723577	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$10,507.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,594.39	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	716	Not Applicable	34.169%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
There is a prior state tax lien against the borrower in favor of State of xx for the amount of $xxx.xx recorded on x/xx/xxxx.
The first installment of combined taxes for xxxx was paid in the amount of $x,xxx.xx.
The second installment of combined taxes for xxxx is due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO (xx) dated xx/xx/xxxx, the subject property is occupied.
No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Type:
Field: Interest Paid Through Date   Loan Value: 11/xx/2022   Tape Value: 1/xx/2024   Variance: -427 (Days)   Variance %:    Comment: Interest Paid Through Date is 11/xx/2022   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00001M00000000000   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject loan is approved at xx.xx%. The SE income of $xx,xxx is not supported by the xxxx/xxxx tax returns. The revised DTI is xxx%. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has been xx	* Loan does not conform to program guidelines (lvl 3) "Tape shows subject loan is ineligible for cash-out refinance as the BWR did not own the subject property for six months as required. Further details not provided."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83879887	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,196.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,080.91	4.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	47.288%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The first and second installments of county taxes for xxxx are due in the total amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the latest BPO report dated xx/xx/xxxx, which is located at “xx” the subject property is occupied and in good condition.
As per the comment dated xx/xx/xxxx, the subject property has been impacted by the disaster. CCs do not show damages.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Valuexx Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2022   Tape Value: 1/xx/2024   Variance: -550 (Days)   Variance %:    Comment: Interest paid through date is 7/xx/2022.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MM000000000000000   Tape Value: CCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is 'Limited cash-out'.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction is 'Refinance'. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails delivery and timing test for revised closing disclosure dated x/xx/xxxx delivered on x/xx/xxxx which is after the consummation date of x/xx/xxxx."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (lvl 3) "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx does not reflect Mortgage Broker Fee. Final CD dated xx/xx/xxxx reflects Mortgage Broker Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Subject loan is a refinance, originated on x/xx/xxxx and the SOL is x-year."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows an undisclosed $xxx auto loan debt. The revised DTI is xx%. Further details not provided. BWR defect. The subject loan was originated on xx and the x-year SOL is active. BWR has been an employee at xx * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			507	Not Applicable
64373585	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,768.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,620.21	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	781	787	49.065%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO (xx) dated xx/xx/xxxx, the subject property is occupied.
As per the comment dated x/xx/xxxx, the subject property is impacted by disaster.
No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00001M00000000000000 Tape Value: CCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject approved at xx%. Tape shows an unsourced large deposit of $xxx,xxx into the WF account on xx Total available assets of $xxxK satisfy the cash to close requirement of $xx,xxx.xx. BWR has x year on the job asxx * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			784	789
72429295	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,261.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,972.01	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	765	49.864%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx Tape Type: Field: Interest Paid Through Date Loan Value: 3/xx/2024 Tape Value: 2/xx/2024 Variance: 28 (Days) Variance %: Comment: 3/xx/2023 Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000100000000 Tape Value: C11CCCCCCCC Variance: Variance %: Comment: 000044MMM1000 Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject loan was approved at xx.xx%. Tape shows SE income miscalculation as the lender used only a x-year tax return instead of the required x-years, and the revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR xx	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "TRID violation due to decrease in lender credit on initial LE dated xx/xx/xxxx reflects Lender credits at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Lender credits at $x,xxx.xx. ( Fees paid by lender). This is decrease of $x,xxx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the x year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			733	744
56337960	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,286.85	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,473.69	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	45.662%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual school taxes for xxxx were paid in the amount of $x,xxx.xx on x/xx/xxxx.
The annual village taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual water/sewer charges are due in the amount of $xxx.xx on xx/xx/xxxx.
As per the abstract UT report, the special assessment, municipal liens, and code & permit violation information cannot be obtained without a smoke affidavit.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is excessive obligations.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
The current occupancy is not available in the collection comments. As per the BPO report dated xx/xx/xxxx, the subject property is in average condition.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Occupancy at Origination (Property Usage Type) Loan Value:xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000MMM00000000 Tape Value: CCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Subject xx loan CD showed proceeds in the amount of $xx,xxx.xx were used for non-mortgage debt. Loan tested for compliance through CE." * Missing Required Disclosures (lvl 3) "List of service providers is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx%. Tape shows SE income and rental income miscalculation. Also, lenders omitted debt without supporting documents. The revised DTI is xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has been SE atxx * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			764	Not Applicable
17590286	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$12,108.03	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,657.09	$2,901.38	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	806	768	25.212%	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2022	$548,250.00	Not Applicable	4.125%	$2,657.09	05/xx/2021	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx
There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx originated on xx/xx/xxxx which was recorded on xx/xx/xxxx with the instrumentxx
No active liens and judgments have been found against the borrower and subject property.
The annual combined tax for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The annual city tax for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The water sewer annual tax for xxxx is delinquent in the amount of $xx.xx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P and I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P and I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current unpaid principal balance is $xxx,xxx.xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
The reason for default is unable to be determined.
xx
No information has been found regarding the forbearance plan.
The modification agreement signed between the borrower and lender with an effective date of xx/xx/xxxx shows the new modified unpaid principal balance is $xxx,xxx.xx. The borrower had promised to pay the monthly P & I of $x,xxx.xx beginning on xx and a new maturity date of xx with modified interest rate of x.xxx%. There is no deferred balance and principal forgiven amount.
As per latest property inspection report dated xx/xx/xxxx located at “xx” the subject property is owner occupied.
No information has been found related to damage or repairs.
The loan was originated on xx and the covid-19 attestation is located at “xx”.
No comments have been found stating the borrower was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower had promised to pay the monthly P & I of $x,xxx.xx beginning on xx and a new maturity date ofxxwith modified interest rate of x.xxx%. There is no deferred balance and principal forgiven amount.	Field: Amortization Term Months (CE, S&P) Loan Value: xx Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 25.212%   Tape Value: 13.029%   Variance: 12.183%   Variance %: 12.18300%   Comment: Borrower DTI Ration Percent is 25.212%   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Interest Only Period is Yes   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2024   Variance: -1 (Days)   Variance %:    Comment: Interest Paid through date is 1/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value:xxTape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2901.38   Tape Value: $2657.09   Variance: $244.29   Variance %: 9.19389%   Comment: Original Stated P&I is $2,901.38   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000MM   Tape Value: CCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xxComment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase HOEPA Test Failed (lvl 3) "This loan failed the xx-required escrow account test as it failed to collect reserves for the payment of homeowner's insurance and RE taxes for the subject property."
* Loan does not conform to program guidelines (lvl 3) "The subject is a construction to permanent loan, and tape shows loan is not eligible due to the note rate and payment change on the construction/perm loan. Loan closed on xx with note rate of x.xxx% and a loan amount of xx The loan was modified to a permanent loan with a rate of x.xxx% and a UPB of $xxx,xxx. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx reflects Loan Origination Fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Loan Origination Fee at $x,xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. Subject loan is a purchase, originated on xx and the SOL is x year has expired."
																																																																																								* Higher-Priced Mortgage Loan test Fail (lvl 2) "Loan failed the higher-priced mortgage loan test xxdue to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Critical	Fail	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			803	Unavailable
66620334	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,580.22	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,937.33	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	726	723	22.435%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The annual combined taxes for xxxx were paid in the amount of $xx,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by covid-19.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Int paid through date is 1/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000MM000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (lvl 3) "Tape and appraisal show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #x with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is $xxxK."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			678	662
5623035	xx	xx	xx		xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,705.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,357.11	6.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	745	39.061%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens found. The first installment of county taxes for xxxx was paid on xx/xx/xxxx in the amount of $xxx.xx. The second installment of county taxes for xxxx is due on x/xx/xxxx in the amount of $xxx.xx. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the data tape, the property is owner-occupied. Information regarding the damage and repair is not available in the latest servicing comments. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure		4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject is xx but tape shows that xx due to misrepresentation. Further details were not provided. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure is not signed by borrower."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	726
75061496	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,387.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,815.78	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	798	794	36.909%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
As per the comment dated x/xx/xxxx, the subject property was damaged due to a hurricane on x/xx/xxxx. The estimated cost of repair is $xx,xxx.xx. There are notices of commencement (xx) for shingle re-roofing and for adding a spa, a sun shelf in the existing pool, a deck footprint, and a deck extension with footers. A BPO report dated xx/xx/xxxx located at “xx” shows that the property is in good condition. The pool has recently been renovated and the shingle roof has been replaced. Further details not provided.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xxInitial Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest Paid Through Date 2/xx/2022. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000MM000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (lvl 3) "The tape and appraisal report show that the comps selected are not similar in terms of xxadjustments to arrive at an appraised value of xx Comp. #x, with a sales price of xx is closest to the subject property. xx searches show an estimated value of xx Current UPB is xx	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$33,300.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			781	797
60153043	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$12,203.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,519.84	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	Yes	725	Not Applicable	43.567%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx There is a municipal lien against the subject property in favor of xx for the amount of $xxx.xx recorded on x/xx/xxxx. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19. As per the comment dated xx/xx/xxxx, the covid-19 payment deferral was approved. As per the comment dated x/xx/xxxx, the forbearance plan has ended.
As per the comment dated x/xx/xxxx, the subject property is impacted by disaster.
As per the comment dated x/xx/xxxx, the subject property is occupied.
No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $x,xxx.xx, an interest rate of x.xxx% and a maturity date of x/xx/xxxx. The P&I as per payment history is $x,xxx.xx and the interest rate is x.xxx%. There is a difference in P&I with respect to note data. As per the comment dated x/xx/xxxx, the mod was effective on xx As per the comment dated x/xx/xxxx, recorded modification has been sent to the borrower. The modification agreement is missing from the loan file.	Missing or error on the Rate Lock	Field: Amortization Term Months (CE, S&P) Loan Value:xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.567%   Tape Value: 46.859%   Variance: -3.292%   Variance %: -3.29200%   Comment: Actual data shows borrower DTI ratio is 43.567%.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2024   Variance: -1 (Days)   Variance %:    Comment: Interst paid through date is 1/xx/2024.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value:xxTape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $2519.84   Tape Value: $2241.67   Variance: $278.17   Variance %: 12.40905%   Comment: Actual data shows original stated P&I is $2,519.84.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00001M210000002221MMMM21   Tape Value: CCCCCCCCC999887654321C   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx%.The tape shows lender omitted an auto loan debt with a monthly payment of $xxx without supporting documents. The revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has been xx	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "TRID Violation due to decrease in lender credit on final CD dated xx/xx/xxxx. Initial LE dated xx/xx/xxxx reflects lender credits at $xxx.xx. The final CD dated xx/xx/xxxx does not reflect lender credits. This is a decrease of $xxx.xx for the fee, which has a x% tolerance test. A valid COC for the decrease in xx is missing from the loan documents. The subject loan is a refinance case that originated on xx and the x-year SOL is active."
* ComplianceEase TILA Test Failed (lvl 3)     "This loan failed the revised closing disclosure delivery date test (no waiting period required) due to the revised closing disclosure #x dated xx/xx/xxxx. The document tracker is available at (xx), which proves the document was sent by U.S. mail. x business days were added to get the receipt date of xx/xx/xxxx, which is after the consummation date of xx/xx/xxxx.

This loan failed the revised closing disclosure #x (xx) delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (lvl 3) "Loan-failed charges that cannot increase the x% tolerance test. The initial loan estimate dated x/xx/xxxx does not reflect the points-loan discount fee. The final CD dated xx/xx/xxxx reflects the points-loan discount fee at $xxx.xx. The initial loan estimate dated x/xx/xxxx reflects an appraisal fee at $xxx.xx. The final CD dated xx/xx/xxxx reflects an appraisal fee at $xxx.xx. This is a cumulative increase in fee of +$xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case; it originated on xx and the x-year SOL is active."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			672	Not Applicable
56157447	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,835.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,905.70	5.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	44.477%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens were found. The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which includes the P&I of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the latest BPO dated xx/xx/xxxx located at xx, the subject property was occupied by the owner-occupied and is in good condition.
As per the collection comment dated x/xx/xxxx, the disaster impact mail was received. CCs do not show any damage.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Valuexx Initial Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Interest paid through date is 10/xx/2022. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000MM000000000000 Tape Value: CCCCCCCCCCCCC Variance: Variance %: Comment: The PH string is 0000mm0000000000. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (lvl 3) "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx does not reflect Appraisal Re-Inspection Fee. Final CD dated xx/xx/xxxx reflects Appraisal Re-Inspection Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Subject loan is a refinance, originated on xx and the SOL is x years."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows qualifying income is not supported by BWR's xx. Further details not provided. Lender defect.The subject loan originated on xx and the x-year SOL is active. BWR has been an employee at xx * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	Not Applicable
63960502	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,916.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,974.89	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	810	691	49.729%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx There is a prior state tax lien against the borrower in favor ofxx There is a civil judgment against the borrower, name xx The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the BPO located at “xx” dated xx/xx/xxxx, the subject property is occupied. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: xxTape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value:xxnitial   Tape Type:
Field: Payment History String   Loan Value: 00001M000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD-1 is Limited Cash Out   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per HUD-1 is refinance Tape Source: Initial Tape Type:	3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan closed without appraisal. PIW disclosure signed by the borrower is missing from the loan documents. xx search shows an estimated value at xx Current UPB $xxx,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. The tape shows that BWR was not employed prior to closing. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active. BWR has been an employee atxx * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			809	760
21584309	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,908.44	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,726.87	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	771	45.145%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments were found. The first, second, and third installments of combined taxes for xxxx were paid in the amount of $x,xxx.xx. The fourth installment of combined taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs
As per tape data, the subject property is owner-occupied.
As per the BPO (xx report dated xx/xx/xxxx, the subject property is in average condition with no repairs noted from the inspection.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Valuexx Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: 2/xx/2024 Tape Value: 2/xx/2024 Variance: -1 (Days) Variance %: Comment: Seller tape shows Interest paid through Date 2/xx/2024, as per the document is 2/xx/2024. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000MM000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to fees charged $xx,xxx.xx fees threshold $xx,xxx.xx over by +$xx,xxx.xx.

The below fees were included in the test:

Administration Fee paid by Borrower: $x,xxx.xx
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
 Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xx,xxx.xx

The below fees were included in the test:

Administration Fee paid by Borrower: $x,xxx.xx
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
																																																																																							Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at xx.xx%. The tape BWRx's income and rental income were miscalculated. The revised DTI is xx.xx%. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has been an employee at xx * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			802	Unavailable
40491712	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$13.00	$14,627.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,253.16	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	49.950%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx
There is a special assessment (municipal lien) against the subject property for $xx.xx in favor of xx. The special assessment charges were due on x/xx/xxxx.
The fourth installment of combined taxes for xxxx is due in the total amount of $x,xxx.xx on xx/xx/xxxx.
The annual utilities/MUD charges for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx.
The first installment of other taxes for xxxx is delinquent in the amount of $xx.xx which was due on xx/xx/xxxx and the good through date is xx/xx/xxxx.
The annual water/sewer charges for xxxx are delinquent in the amount of $x,xxx.xx which were payable through xx/xx/xxxx.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the property is owner-occupied. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value:xx. Tape Source: Initial Tape Type: Field: Interest Paid Through Date Loan Value: 1/xx/2024 Tape Value: 1/xx/2024 Variance: -1 (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000MM0000000000 Tape Value: CCCCCCCCCCC Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Property Address Street Loan Value:xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* ComplianceEase TILA Test Failed (lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx/xx/xxxx and the x-year SOL is active.

Loan failed TILA Foreclosure Rescission Finance Charge test. Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on xx/xx/xxxx and the x-year SOL is active."
* GSE Points and Fees Test Violations (lvl 3)     "Loan failed the GSE (xx) QM Points and Fees test due to Fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows income miscalculation, and the revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on xx and the x-year SOL is active. BWR has x years on the job xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			628	Not Applicable
37812583	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,777.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,669.78	7.490%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	722	38.551%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage originated on xx/xx/xxxx and was recorded on xx The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No bankruptcy and foreclosure evidence has been found.
xx
The collection comment dated x/xx/xxxx shows the disaster impact. The nature of damage and cost of repairs are unable to be determined. No comments have been found regarding repair completion.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2024   Variance: -1 (Days)   Variance %:    Comment: Interest Paid Through Date is 11/xx/2022   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MM00000000000   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Limited Cash Out (GSE definition) Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject was approved at xx.xx%. Tape shows BWRx variable income is not stable and is not supported by a two-year receipt history. The revised DTI is xx%. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has been an employee xx		* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			641	696
11175264	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$88.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$830.12	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	770	761	40.324%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens were found. The annual combined taxes for xxxx were paid in the amount of $xx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is xx The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is xx and the rate of interest is x.xx%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Missing Required Disclosures	Field: Age of Loan Lxx Comment: Age of loan is 6. Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent xx Field: Current Value Loan Value: Not Applicable Tape Value: x Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/xxxx and the x year SOL is active."
* ComplianceEase State Regulations Test Failed (lvl 3)     "Loan fails brokerage/finder fee test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx.
Closing Fee - Lender paid by Borrower: $xxx.xx.
Points - Loan Discount Fee paid by Borrower: $xxx.xx.
Processing Fee paid by Borrower: $xxx.xx.
Underwriting Fee paid by Borrower: $xxx.xx."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflect Points - Loan Discount Fee at $xx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx

Loan failed charges than in total cannot increase more than xx% tolerance test. LE dated xx/xx/xxxx reflects the sum of Section C and recording fees at $x,xxx.xx. CD dated xx/xx/xxxx reflects the sum of Section C and recording fees at $x,xxx.xx. This is a increase of $xx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/xxxx and the x year SOL is active."
* Final Application Incomplete (lvl 3)     "The final application is not hand-signed or hand-dated by the borrower."
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (lvl 3) "List of service providers and home loan toolkit are missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows BWRx misrepresented employment start date and was not employed at closing. Post-close verification shows qualifying income is not supported. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is active. BWR receives SSI income, FICO xxx, xXxx since inception, and $xxxk equity in the subject."
* Property is Manufactured Housing (lvl 2)     "The home is affixed to the land.
																																																																																								As per the appraisal report located at xx the subject property type is a manufactured home. The affidavit of affixation document is available at xx		Moderate	Pass	Pass	No Result	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	745
96565664	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,048.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$875.89	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	714	Not Applicable	52.157%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx No active judgments or liens were found. The xxxx county annual taxes were paid in the amount of $x,xxx.xx on xx/xx/xxxx. The xxxx county annual taxes are due on xx/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The last payment was received on x/xx/xxxx in the amount of PITI xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xxx%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 xx Field: Borrower DTI Ratio Percent Lxx Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Housing Ratio per U/W (Initial Rate) xx:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) xxprior to closing. Rental income from Airbnb is not eligible for use. Further details not provided. Lender defect. The subject loan originated on x/xx/xxxx, and the x-year SOL is active. xx * Occupancy concerns - (lvl 4) "Subject shows as OO on tape but was approved as NOO. xx	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx reflects points - loan discount fee at $x,xxx.xx. Final CD dated xxx reflects points - loan discount fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is available. COC is not getting tested due to loan failing TRID delivery and timing test. Subject loan is refinance case, originated on xx and the SOL is x-years active."
* GSE Points and Fees Test Violations (lvl 3)    xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx."
* LE/CD Issue date test Fail (lvl 3)     "Loan fails the compliance, ease of delivery, and timing tests for the revised closing disclosure dated x/xx/xxxx and electronically signed on x/xx/xxxx, which is less than x business days before the consummation date of x/xx/xxxx."
																																																																																							* Loan does not conform to program guidelines (lvl 3) "Subject NOO loan CD showed proceeds in the amount of $xxx were used for non-mortgage debt. Loan tested for compliance through CE"	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Significant	Pass	Pass	Pass	Fail	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			682	Not Applicable
5294907	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,602.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$830.85	3.839%	348	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	779	Not Applicable	43.650%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated onxx
The first installment of combined taxes for xxxx was paid in the amount of $x,xxx.xx.
The second installment of combined taxes for xxxx is due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx The unpaid principal balance is xx The current P&I is $xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan xx Tape Source: Initial Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000001000000000 Tape Value: CCCCCCCCCCCCC Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (lvl 4) "Tape and review of appraisal show a SF is being used as xF. Tape states illegal but may just be a zoning issue. There is an interior staircase that was removed. Further details were not provided. Elevated for client review."		* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2) "Initial escrow account disclosure is not signed by borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91688746	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,450.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,070.77	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	768	723	21.661%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx There is junior mortgage active against the subject property in favor oxx No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on x/xx/xxxx in the amount of xx which was applied for the due date of x/xx/xxxx. The current P&I is xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loxx. Tape Source: Initial Tape Type: Field: Original CLTV Ratio Percent Loan Value: 74.257% Tape Value: 75.000% Variance: -0.743% Variance %: -0.74300% Comment: CLTV is 74.257% but tape shows 75.00%. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: LTV is xx but tape shows xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000 Tape Value: CCP Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows the lender did not include other REO mortgage debt from credit report. Revised DTI is xx.x%. Further details not provided. Lender defect. The subject loan originated on x/xx/xxxx, and the x-year SOL is active. xx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xx The current UPB is xx
* ComplianceEase Exceptions Test Failed (lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged of xx exceeds fees threshold of $xx,xxx.xx over by x The following fees were included in the test: Mortgage Broker Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged of $xx,xxx.xx exceeds fees threshold of xx over by +$x,xxx.xx. The following fees were included in the test: Mortgage Broker Fee paid by Borrower: xx Points - Loan Discount Fee paid by Borrower: xx Underwriting Fee paid by Borrower: $x,xxx.xx"	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx reflects points - loan discount fee at $x,xxx.xx. The final CD dated x/xx/xxxx reflects points - loan discount fee at $x,xxx.xx. The loan estimate dated xx reflects a transfer taxes fee at $x,xxx.xx. The final CD dated x/xx/xxxx reflects a transfer taxes fee at $x,xxx.xx. This is a cumulative increase in the fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the SOL is x year.

																																																																																								Exception downgraded to level x as x year SOL has been expired."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	721
67670531	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,441.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,422.69	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	764	Not Applicable	30.334%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated x/xx/xxxx, the subject mortgage was originated xx The first county taxes for xxxx have been paid on xx/xx/xxxx in the amount of $x,xxx.xx and the county taxes have been due in the amount of $xxxx.xx which are good through xx/xx/xxxx. No active judgments or liens have been found against the borrower or subject property. No prior year delinquent taxes have been found.	According to the review of payment history as of xx the borrower is current with the loan and the next due date of payment is xx The last payment was received on x/xx/xxxx in the amount of xx which applied for xx The current P&I is xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per tape data, the subject property is owner-occupied. Information regarding the damage and repair is not available in the latest servicing comments.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject is NOO. The subject was approved at xx.xx%. Tape shows BWR completed multiple refinances in a short period of time. The changes in DTI were not accurate for this loan. The revised DTI is xx%. xx. Subject loan originated on xxxx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24288916	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,092.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,502.68	5.320%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	711	733	40.869%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and was recorded on xx No active judgments or liens have been found. The second installment of town tax for xxxx has been due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan. The next due date is xx The last payment was received on xx in the amount of xx with an interest rate of x.xxx% which was applied for the due date of xx The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Lxx Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 0.003% Variance %: xx Comment: Original standard LTV is xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000000000000000000 Tape Value: CCCCCCP Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject approved at xx.xxx%. Tape shows income miscalculation and after correcting for additional income included the revised DTI reached to xx%. Further details were not provided. Lender defect. The subject loan was originated xx	* ComplianceEase State Regulations Test Failed (lvl 3) "Loan failed the state regulation for the prohibited fees test.
The following fees were included in the test:

Condo Association Dues paid by Borrower: $xxx.xx
Courier Fee paid by Seller: $xx.xx
Flood Determination Fee paid by Borrower: $x.xx
Inspection Fee paid by Seller: $xx.xx
Maintenance Fee paid by Borrower: $xxx.xx
Non Refundable Membership paid by Seller: $x,xxx.xx
Real Estate Commission paid by Seller: $xx,xxx.xx
Seller Title NJ Secondary Mortgage Market paid by Seller: $xx.xx
Seller Title Tax and Assements paid by Seller: $xx.xx
Seller Title Transaction Platform paid by Seller: $x.xx
Title - Flood Hazard Certificate paid by Borrower: $xx.xx
Title - Flood Hazard Certificate Seller paid by Seller: $xx.xx
Title - NJ Secondary Mortgage Market paid by Borrower: $xx.xx
Title - Owners Title Policy paid by Seller: $xxx.xx
Title - Tax and Assessments paid by Borrower: $xx.xx
Title - Transaction Platform Mgt Fee paid by Borrower: $x.xx
Title Closing Protection Letter (CPL) paid by Borrower: $xx.xx
Title CPL Fee By Seller paid by Seller: $xx.xx
Transfer Fee paid by Borrower: $xxx.xx
Water & Sewer paid by Seller: $xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial escrow account disclosure is not signed by the borrower."
* Loan does not conform to program guidelines (lvl 3) "Tape shows MI was rescinded, but the MI certificate is present in the loan file. Further details not found."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx does not reflect points - loan discount fee. Final CD dated xx reflects points - loan discount fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx

																																																																																								TRID violation due to decrease in lender credit in closing disclosure datxx reflects lender credit at $x,xxx.xx. Final CD dated xx reflects lender credit at $x.xx. This is decrease of $x,xxx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents. Subject loan is purchase case, originated on xx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	727
32464330	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,525.38	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,536.76	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	677	Not Applicable	46.581%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx
No active judgments or liens have been found.
The annual installments of combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history tape data as of xx the borrower is current with the loan, and the next due date is xx We are unable to determine the last payment received. The current P&I is xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history tape data is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history tape data as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Lxx. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: MMMMMMMMMMMM000000000 Tape Value: CCCCCCCCCP Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape shows that mortgage statements received indicate a potential for late payments. Further details were not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase case that originated onxx
* ComplianceEase TILA Test Failed (lvl 2)     "The loan failed the TILA finance charge test due to the TILA finance charge disclosed on the final CD as xx The calculated finance charge is xx for an under-disclosed amount of $xxx.xx. The reason for the finance charge under disclosure is unknown, as the fee itemization is missing. The subject loan is a purchase case that originated oxx
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated xx reflects an appraisal fee of $xxx.xx. The final CD dated xx reflects an appraisal fee of $xxx.xx. This is an increase in the fee of $xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the x-year SOL is expired."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is xx and total expenses are in the amount of xx The loan was underwritten by xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
50384688	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,285.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,159.13	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	764	Not Applicable	40.767%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on x/xx/xxxx in the amount of xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is xx The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan xx Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 000000000000000000000 Tape Value: CCCCCCCCP Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (lvl 3) "Tape and review of file shows large deposits were not sourced. AUS shows total verified assets of $xx,xxx.xx satisfy the cash to close requirement of $xx,xxx.xx. xx
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
2318482	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,768.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,522.84	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	705	Not Applicable	39.771%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens found.
The first installment of county taxes for xxxx was paid off in the amount of $x,xxx.xx on x/xx/xxxx.
The second installment of county taxes for xxxx was paid off in the amount of $x,xxx.xx on xx/xx/xxxx.
As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx the borrower is current with the loan and the next due date of payment is xx The last payment was received on x/xx/xxxx in the amount of xx which applied for xx The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per tape data, the subject property is owner-occupied. Information regarding the damage and repair is not available in the latest servicing comments.
Bxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure is not hand dated or hand signed."
* Loan does not conform to program guidelines (lvl 3) "Tape shows MI was rescinded. Further details were not provided."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows SE income was miscalculated as the lender only used x-year tax return instead of the required x-years. Revised DTI is xx.xx%. Lender defect. The subject loan was originated on xx
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that in total cannot increase more than xx% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $xxx.xx. CD dated xx reflects the sum of Section C and Recording fee at $xxx.xx. This is a cumulative increase of $xx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
55417087	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$476.59	$4,691.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,186.02	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	721	21.905%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xxx No active liens and judgments have been found. The second installment of county tax for xxxx is due on x/xx/xxxx in the amount of $x,xxx.xx. The annual supplemental (unsecured) taxes for xxxx are delinquent in the amount of $xxx.xx which was due on xx/xx/xxxx and is good through x/xx/xxxx.	According to the payment history as xx x/xx/xxxx, the borrower is current with the loan. The next due date is xx The last payment was received on x/xx/xxxx in the amount of xx with an interest rate of x.xxx% which was applied for the due date of xx The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan xx Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 first name is xx
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 lxx
Field: Borrower DTI Ratio Percent   Loan Value: 21.905%   Tape Value: 46.851%   Variance: -24.946%   Variance %: -24.94600%   Comment: Borrower DTI ratio percent is 21.90%.   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Other   Tape Value: Genworth   Variance:    Variance %:    Comment: MI company is Other.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 91.250%   Tape Value: 92.000%   Variance: -0.750%   Variance %: -0.75000%   Comment: Original CLTV ratio percent is 91.250%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000 Tape Value: CCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows income miscalculation as the lender used only a x-year tax return instead of the required x-years. Revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on x/xx/xxxx, and the x-year SOL is active. xx	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx.
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx.
Underwriting Fee paid by Borrower: $xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $x,xxx.xx.
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx.
Underwriting Fee paid by Borrower: $xxx.xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx does not reflect Points - Loan discount Fee. CD dated xx reflects Points - Loan discount Fee at $x,xxx.xx.
Loan estimate dated xx reflects Appraisal Fee at $xxx.xx. CD dated xx reflects Appraisal Fee at $xxx.xx.
This is a cumulative increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on initial LE dated xx reflects Lender credits at $xxx.xx. Final CD dated xx reflects lender credits at $x.xx. This is decrease of $xxx.xx for fee which has x% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents.

																																																																																								xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	660
39313495	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,662.93	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$748.64	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	620	Not Applicable	23.818%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded oxx
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on x/xx/xxxx in the amount of xx which was applied for the due date of xx The current P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
The loan was originated on x/xx/xxxx. Seller’s tape shows the borrower was not employed prior to closing. Further details not provided.
BWR has xx months on the job as technology product manager with xx
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan xx. Tape Source: Initial Tape Type:
Field: Payment History String Loan Value: 0000000000000000000 Tape Value: CCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																							* ROR not hand dated by borrower(s) (lvl 3) "ROR is not hand-dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at xx.xx%. Tape shows xxt, DTI is incalculable. BWR defect. The subject loan originated on xx and the x-year SOL is active."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49110745	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,364.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,847.14	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	700	756	20.379%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx and was recorded on xx No active judgments or liens were found. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The last payment was received on xx in the amount of P&I xx which was applied for the due date of xx The current rate of interest is x.xxx%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Lxx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 20.379%   Tape Value: 162.627%   Variance: -142.248%   Variance %: -142.24800%   Comment: As per 1008, calculated DTI is 20.379%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000   Tape Value: CCCCCP   Variance:    Variance %:    Comment: The PH string is 00000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx% DTI. Tape shows the lender used non-recurring income and the revised DTI is xxx%. Lender defect. Further details were not provided. The subject loan originated oxx	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (lvl 2) "The subject loan is a purchase case. The final CD reflects cash to in the amount of xx
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx does not reflect Points - Loan Discount Fee. Final CD dated xx reflects Points - Loan Discount Fee at xx This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is x year has expired.

																																																																																								TRID violation due to decrease in lender credit on closing disclosure dated x/xx/xxxx. Initial LE dated xx reflects lender credit at $xxx.xx. Final CD dated xx does not reflect lender credit. This is a decrease of x for fee which has x% tolerance test. Subject loan is a purchase, originated on xx and the SOL is x year has expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	797
89987268	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,855.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,802.82	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	49.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on x and recorded on xx
No active judgments or liens have been found.
xnd half county taxes for xxxx/xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No damages have been reported.
No details related to the bankruptcy have been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan LxxTape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000   Tape Value: CCCCP   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject approved at DTI xx.xxx%. Tape and WVOE show housing allowance was used as income without proper supporting documentation, which may push DTI to over xxx%. Lender defect. The subject loan was originated on xx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The appraisal report dated xx is as is but the appraiser's comment and photo addendum page show a smoke detector was not installed in the master bedroom and lower level area and a carbon monoxide detector was not installed in lower level. The final CD does not reflect any holdback."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial escrow account disclosure is not signed by the borrower."
																																																																																							* Intent to Proceed Missing (lvl 3) "The borrower's intent to proceed is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU (xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22559539	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,923.45	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,190.12	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	803	Not Applicable	43.617%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
No active liens or judgments have been found.
The county taxes for xxxx-xx are paid in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
As per the review of PH tape data as of xx the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. The current P&I is $x,xxx.xx, and the interest rate is x.xx%. The UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review PH tape data as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: MMMMMMMMMMM00000 Tape Value: CCCCCP Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (lvl 3) "The tape and the review of the appraisal report show the property is deemed ineligible due to the presence of an accessory unit with a larger square footage (xxxx.xx) than the primary residence gross living area (xxxx.xx sq. ft.). The appraised value of the subject property is xx Zillow search shows the subject valued at xx Current UPB xx Larger ADU is remodeled home in good condition and is most likely the primary. The other unit may be used for construction/business purposes based on Zillow photos."	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DUxx		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64181138	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,666.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,152.11	6.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	709	716	49.987%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx which recorded onxxx No active judgments/liens have been found in the updated title report against the borrower/subject property. County taxes for xxxx have been paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx the loan is performing. The last payment was received in the amount of xx on xx which was applied for the due date of x/xx/xxxx. The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Currently, the loan is perfrming.
As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows lender used non-recurring to qualify the BWR and the revised DTI is xx%. Further details not provided. Lender defect. The subject loan originated on x/xx/xxxx, and the x-year SOL is active. xx	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is refinance case, originated on xx/xx/xxxx and the x year SOL is active."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $xx,xxx.xx exceeds Fees threshold of $xx,xxx.xx over by +$x,xxx.xx.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
Underwriting Fee paid by Borrower: $xx.xx."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx/xx/xxxx does not reflects Underwriting Fee. Final CD dated xx/xx/xxxx reflects Underwriting Fee at $xx.xx.
Loan estimate dated xx/xx/xxxx does not reflects Tax Service Fee. Final CD dated xx/xx/xxxx reflects Tax Service Fee at $xx.xx.
This is a cumulative increase in fee of $xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is refinance case, originated on xx/xx/xxxx and the x year SOL is active.

Loan failed charges that in total cannot increase more than xx% tolerance test. LE dated xx/xx/xxxx reflects the sum of Section C fees and Recording fee at $xxx.xx. Final, CD dated xx reflects the sum of Section C and Recording fee at xx This is a cumulative increase of $xxx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/xxxx and the x year SOL is active."
* GSE Points and Fees Test Violations (lvl 3)     "Loan failed the GSExx QM Points and Fees test due to Fees charged $xx,xxx.xx exceeds Fees threshold of $xx,xxx.xx over by +$x,xxx.xx.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
																																																																																							Underwriting Fee paid by Borrower: $xx.xx."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents." * ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	738
49203542	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,221.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,097.91	7.990%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	50.479%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx and recorded on xx
There are two hospital liens found against the borrower “xx
No prior year delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan. The last payment was received on xx which was applied for the due date of xx and the next due date for payment is x/xx/xxxx. The P&I is xx The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 50.479%   Tape Value: 50.298%   Variance: 0.181%   Variance %: 0.18100%   Comment: DTI is 50.479% but tape shows.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.625%   Variance %: -0.62500%   Comment: CLTV is xx but tape shows 76.00%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 76.0xx00%   Variance: -xx   Variance %: -xx   Comment: LTV is xx but tape shows xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000 Tape Value: CC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Home Equity Loan Copies of Documents is missing from the loan file (lvl 3) "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (lvl 3)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (lvl 3) "Tape shows the lender is unable to obtain Approve/Eligible recommendation on AUS when a revised CD is required for post-close disbursement. As per post-close DU, the recommendation is Approve/Ineligible with a DTI of xx.xx%. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5463558	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,133.51	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,324.73	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	Not Applicable	49.668%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx No active judgments or liens were found. The county taxes for the year xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx in the amount of xx (PITI) which was applied to the due date of xx/xx/xxxx. The current monthly P&I is xx and the interest rate is x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence of damage or repair has been found.
No evidence of foreclosure activity has been found.
No record of post-closing bankruptcy has been found.
Collection comment dated xx/xx/xxxx shows home improvements were in progress. Further details not provided.
As per the seller’s tape data, the property is owner-occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing Required Disclosures	Field: Age of Loan xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0MMMMMMMMMMM0000 Tape Value: CCCCP Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report in the loan file is as is, but a photo and comments show there were areas of deferred maintenance observed, including one of the steps of the basement staircase, which was noticeably bowed; the rear concrete deck was cracked through the middle and was pulling away from the concrete foundation; and the wood deck was in general disrepair, with bent, missing, and dry cracking boards. Cost to cure: $x,xxx-$x,xxx. The updated xxxxD/Completion report is available atxxnd shows only the repair of the stair is complete; no comments or photos were provided for other repairs noted in the original report. The final CD does not reflect the escrow holdback amount. Further details were not provided."	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "Review of loan file and tape shows funds were not properly sourced for the payoff of x larger debts that is xx with balance of $xx,xxx.xx which were paid off prior to closing.  Further details were not provided. AUS shows total verified assets of $xx,xxx.xx satisfy the cash to close requirement of $xx,xxx.xx. xx
																																																																																							* Missing Required Disclosures (lvl 3) "Service providers list is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by DU xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
85031231	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,638.57	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,797.83	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	699	649	42.536%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens found. The quarterly county taxes for xxxx were paid off in the total amount of $x,xxx.xx on x/xx/xxxx, xx/xx/xxxx, x/xx/xxxx, and x/xx/xxxx, respectively. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx the borrower is current with the loan and the next due date of payment is xx The last payment was received on xx in the amount of xx which applied for xx The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the tape data, the occupancy of the subject property is owner-occupied. Information regarding the damage and repair is not available in the latest servicing comments.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure		4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows SE income miscalculation as the lender used only a x-year tax return instead of the required x-years. Revised DTI is xx%. Further details not provided. Lender defect. The subject loan originated on xx/xx/xxxx, and the x-year SOL is active. xx	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	653
14007262	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,599.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,509.99	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	Yes	729	716	48.637%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on x/xx/xxxx in the amount of xx which was applied to the due date of xx The unpaid principal balance is xx The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loanxx Comment: Actual data shows age of loan is 13. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000000000000   Tape Value: CCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxVariance:    Variance %:    Comment: Tape data shows property address xx
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Mid Rise Condo (5-8 Stories) Variance: Variance %: Comment: Actual data shows subject property type is High Rise Condo (>=9 Stories). Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan is NOO and was approved at xx Tape shows that the lender failed to include special condo assessments in total debts. The revised DTI is xx.xx%. Lender defect. The subject loan originated on xx and the x-year SOL is active.xx Downgraded to lvl 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	742
45268676	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$16,025.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,889.60	5.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	715	Not Applicable	16.737%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx
There are two prior mortgages active against the subject property in favor of xx
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of $x,xxx.xx which was applied for the due date of xx The current P&I is xx and PITI is $x,xxx.xx. The UPB is xx

Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
The loan was originated on x/xx/xxxx. Seller’s tape shows that the borrower was not employed prior to closing. Further details not provided.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 16.737%   Tape Value: 0.000%   Variance: 16.737%   Variance %: 16.73700%   Comment: Borrower DTI ratio percent 16.737%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV Ratio Percent xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original Standard LTV 43.191%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000000000 Tape Value: CCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows xx. The subject loan originated on x and the x-year SOL is active."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand-dated by the borrower."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
83853320	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First		$13.00	$12,715.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,512.58	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%			Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	746	750	48.664%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx There is sidewalk lien (municipal lien) active against the subject property in favor ofxx xth half combined taxes for xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx. xst half other taxes for xxxx have been delinquent in the amount of $xx.xx which were good through x/xx/xxxx.	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on xx in the amount of xx which was applied for the due date of x/xx/xxxx. The current P&I is xx and PITI is $x,xxx.xx. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $x,xxx,xxx.xx. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure	Field: Age ofxx. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 000000000 Tape Value: CCP Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Missing Initial xxxx_Application (lvl 3) "The initial application signed by the loan originator is missing from the loan documents." * Property Marketability Issues (lvl 3) "Tape and review of the appraisal report show that the subject has a “xx	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "TRID Violation due to decrease in lender credit on closing disclosure dated xx The initial CD dated xx reflects lender credit at xx The final CD dated x/xx/xxxx reflects lender credit at xx This is a decrease of $xxx.xx for the fee, which has a x% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. . The subject loan is a purchase case that originated on x/xxxx/xxxx, and the SOL is x year. Exception downgraded to level x as x year SOL has been expired."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	749
89775212	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$510.23	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$773.33	5.990%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	673	Not Applicable	49.123%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx
No active judgments or liens have been found.
The annual installments of combined taxes for xxxx have been paid in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Lxx Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000   Tape Value: CCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO and was approved at xx.xx%. Tape shows undisclosed debt opened prior to closing, and the revised DTI is xx.xx%. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is active. Bxx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37017009	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,466.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,302.23	5.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	705	Not Applicable	43.972%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx There is a prior credit card judgment found against the borrower in favor of xx in the amount of $x,xxx.xx, which was recorded on xx/xx/xxxx. There is a prior IRS lien against xx in the amount of $xxx,xxx.xx which was filed by Department of Treasury-Internal Revenue Services and recorded oxx There is a prior IRS lien against xx in the amount of $xx,xxx.xx which was filed by Department of Treasury-Internal Revenue Services and recorded on xx/xx/xxxx. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is x
Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence of damage or repair has been found. No record of post-closing bankruptcy has been found. No evidence of foreclosure has been found.xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loanxx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.831%   Variance %: -0.83100%   Comment: Collateral Value used for Underwriting: $305,000.00 Amount of Secondary Lien(s): $0.00 Loan Amount: $226,215.00 CLTV = 74.169%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xxx   Comment: Collateral Value used for Underwriting: $305,000.00 Amount of Secondary Lien(s): $0.00 Loan Amount: xx LTV = xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000 Tape Value: CCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xxx,xxx.xx. The current UPB is xx
* ComplianceEase Risk Indicator is "Elevated" (lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx. The following fees were included in the test: Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $xxx.xx Underwriting Fee paid by Borrower: $xxx.xx"
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE xx QM points and fees test due to fees charged of $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx. The following fees were included in the test: Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Processing Fee paid by Borrower: $xxx.xx Underwriting Fee paid by Borrower: $xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																							* ROR not hand dated by borrower(s) (lvl 3) "ROR is not hand-dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed debt opened prior to closing, and the revised DTI is xx%. Further details not provided.xx. Subject loan originated on xx and the x-year SOL is active.		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5986501	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,409.91	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,491.29	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	781	Not Applicable	36.438%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx The county taxes for xxxx-xxxx have been paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx The P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found related to damage or repairs. As per the tape data, the subject property is a primary residence.xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan xx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 73.235%   Tape Value: 74.000%   Variance: -0.765%   Variance %: -0.76500%   Comment: Original CLTV is 73.25% but tape shows xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: x   Tape Value: xx   Variance: -xx   Variance %: -0.76xx500%   Comment: Original standard LTV is xx but tape shows 74.00%.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000 Tape Value: CCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx. The following fees were included in the test: Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $xx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails xxM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $x,xxx.xx Underwriting Fee paid by Borrower: $xx.xx."
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure is not signed by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed debt opened prior to closing, and the revised DTI is xx%. Further details not provided. xx. Subject loan originated on xx and the x-year SOL is active. xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39409477	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,253.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,592.81	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	765	804	39.573%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xxx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of xx The current P&I is $x,xxx.xx and PITI is xx The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Deferrexx Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Vxx Variance: -31 (Days) Variance %: Comment: As per note stated maturityxx	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Realtor search shows an estimated value at $xxxK. Current UPB xx
* ComplianceEase Risk Indicator is "Elevated" (lvl 3)     "Loan failed the Qualified Mortgage Lending Policy Points and Fees test due to Fees charged $x,xxx.xx exceeds Fees threshold of $x,xxx.xx over by +$xx.xx.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan failed the GSE (FxxQM Points and Fees test due to Fees charged $x,xxx.xx exceeds Fees threshold of $x,xxx.xx over by +$xx.xx.

The below fees were included in the test:

Mortgage Broker Fee paid by Borrower: $x,xxx.xx
																																																																																							Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows income miscalculation and DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	779
63237795	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,361.15	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$872.89	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%			Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	779	769	55.480%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded onxx There is junior mortgage active against the subject property in favorxx All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Payment History String xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows an income miscalculation. Revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on x/xx/xxxx, and the x-year SOL is active. xx	* LTV / CLTV > xxx% (lvl 3) "Subject loan originated xx at xx and second lien of $xxk with appraised value of xxx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			761	688
11410464	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,508.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,711.58	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	677	687	36.617%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and rexx No active liens and judgments have been found. The tax details are not available.	According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The last payment was received on xx in the amount of PITI $x,xxx.xx which was applied for the due date of xx The current P&I is xx and the rate of interest is x.xx%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? xx Tape Source: Initial Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx   Tape Value: $0.00   Variance: $xx   Variance %:    Comment: Appraised value is $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000   Tape Value: 110000000001   Variance:    Variance %:    Comment: The PH string is 0000000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $306951.95 Tape Value: $312033.63 Variance: $-5081.68 Variance %: -1.62856% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan was closed without an appraisal. PIW disclosure is missing from the loan file. Zillow search shows an estimated value of $xxx,xxx. Current UPB is xx
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed thexx
The xx HB xxxx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, exx
The xx Mortgage Lender License and xx Exemption Letter (Mortgage Act) are not available for loans with a closing date before November xth, xxxx. Additionally, the   First Mortgage Banker License,  Secondary Mortgage Loan License, xxUnlicensed (Subordinate Lien), and xx Exemption Letter are not available for loans with a closing date on or after January xst, xxxx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails Gxx) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Rate Lock Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Rate Lock Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx"	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows the lender failed to document evidence of a delinquent installment account with a past-due balance of $x,xxx satisfied prior to closing. Further details not provided. Lender defect. The subject loan originated on x/xx/xxxx, and the x-year SOL is active. xx
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx does not reflect Rate Lock Fee. Final CD dated xx/xx/xxxx reflects Rate Lock Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and x-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			755	716
79039067	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,828.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,431.22	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	24.440%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx which recorded oxx No active judgments/liens have been found in the updated title report against the borrower/subject property. The annual combined taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of xx the loan is performing. The last payment was received in the amount of xx on x/xx/xxxx which was applied for the due date of xx The next due date is xx Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is xx	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* Property Marketability Issues (lvl 3) "Tape and appraisal reports show that the comps selected are not from the subject neighborhood, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #x with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is xx	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Settlement date is different from note date (lvl 1) "The final CD reflects the closing date as x/xx/xxxx. The notary's signature date on the deed of trust is x/xx/xxxx. The note date is x/xx/xxxx."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			716	Not Applicable
9389596	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$475.00	$1,914.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,883.97	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	798	Not Applicable	14.478%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx in the amount oxx No active judgments or liens found. The first three installments of county taxes for xxxx were paid off in the amount of $xxxx.xx on x/xx/xxxx, xx/xx/xxxx & x/xx/xxxx respectively. The fourth installment of county or xxxx is delinquent in the amount of $xxx.xx, which was good through x/xx/xxxx.	According to the review of payment history as of xx the borrower is current with the loan and the next due date of payment is xx The last payment was received on xx in the amount of $x,xxx.xx which applied for xx The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the tape data, the occupancy of the subject property is owner-occupied. As per the latest inspection report dated xx/xx/xxxx located at Package Cxx the subject property needs repairs to its siding condition: xxThe water heater in the basement is missing the TPR valve discharge piping and the water heater is missing the traps. Further details are not available to determine whether the repairs have been completed or not as latest servicing comments do not provide any information regarding the damages. No details have been found regarding the insurance claim.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			4: Unacceptable	* Property Marketability Issues (lvl 4) ""Subject loan is NOO, and tape shows the property is ineligible for sale as it does not meet agency guidelines for multi-unit property. The review of the appraisal report shows subject is a x-unit property, is xxx years old, and has material deferred maintenance. The estimated amount for repair is not available. Further details not provided. Zillow search shows an estimated value of $xxxK. Current UPB $xxxK. Elevated for client review.""												Value: Date: Type:Field review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			791	Not Applicable
5630895	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$705.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,576.63	6.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	749	Not Applicable	36.019%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded onxx
No active liens or judgments have been found against the borrower or subject property.
The annual county taxes for xxxx were paid in the amount of $xxx.xx.
No prior year’s delinquent taxes have been found.

According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx The unpaid principal balance is x The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent xx Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 17 (Days)   Variance %:    Comment: Tape data shows original note date is 11/xx/2023. Actual data shows original note date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $xx Tape Value: $xx Variance: $-2432.62 Variance %: -1.01359% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged of $xxxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx. The following fees were included in the test: Loan Discount Fee (less excludable bona fide discount points) $x,xxx.xx"
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $x,xxx.xx exceeds Fees threshold of $x,xxx.xx Over by +$x,xxx.xx.
The below fees were included in the test:

Loan Discount Fee (less excludable bona fide discount points) xx
																																																																																							* Property Marketability Issues (lvl 3) "The tape shows the condo project not meeting the requirements of the agency. Further details are not provided. A Zillow search shows an estimated value of xx The current UPB is xx	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject is approved at xx%. The tape shows the revised DTI is xx.xxx%. Further details not found. Lender defect. The subject loan was originated on xx and the x-year SOL is active. xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10683096	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,186.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,302.81	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	34.033%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx
No active liens or judgments have been found against the borrower or subject property.
The first installment of town taxes for xxxx was paid in the amount of $x,xxx.xx.
The second installment of town taxes for xxxx is due in the amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx The unpaid principal balance is xx The current P&I is $x,xxx.xx and the interest rate is x.xxx%.

Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Lxx Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: xx   Tape Value: xx   Variance: -232705 (Days)   Variance %:    Comment: Tape data shows original appraised date is 10/xx/2659. Actual data shows original appraised date is 08/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $500.00   Variance %: 0.18018%   Comment: Tape data shows original appraised value is xx Actual data shows original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Datexx
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: $-xx Variance %: -0.27244% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.

The below fees were included in the test:

Funding, Wire, or Disbursement Fee paid by Borrower: $xxx.xx
Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.

The below fees were included in the test:

Funding, Wire, or Disbursement Fee paid by Borrower: $xxx.xx
Loan Origination Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
* Property Marketability Issues (lvl 3) "Tape and appraisal report show that the sales price of the comps selected is not bracketing the subject property, and the appraiser used large adjustments to arrive at an appraised value of xx Comp #x with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is xx	* Cash out purchase (lvl 2) "Subject loan is purchase case and final CD reflects cash to in the amount of $x,xxx.xx."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is Purchase case, originated on xx/xx/xxxx and the SOL is x year."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx reflects Points - Loan Discount Fee in the amount of $x,xxx.xx, final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase the fee in the amount of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is Purchase case, originated on xx and the SOL is x year."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
122343	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,864.42	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,700.07	5.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	739	732	56.429%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on x x No active judgments or liens were found. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	The PH is missing. As per the seller’s tape data as of xx the borrower is current with the loan, and the next due date is xx Details of the last payment received are not available. As per tape, the current P&I is $x,xxx.xx and the interest rate is x.xxx%. The UPB is xx	Collections Comments:The comment history is missing from the loan file. As per the seller’s tape data as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found. No evidence of damage or repair has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Mortgage Insurance	Field: Borrower #2 Last Name xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 56.429%   Tape Value: 60.381%   Variance: -3.952%   Variance %: -3.95200%   Comment: As per loan document borrower DTI ratio 56.427%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 30.000%   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per loan documents original CLTV is 96.662%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: 1xx66200%   Comment: As per loan documents original LTV is 96.662%.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: $609598.06 Tape Value: $630220.00 Variance: $-20621.94 Variance %: -3.27218% Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (lvl 3) "Tape shows sufficient documents are not in the loan file to support funds to closexx Loan closed."
* ComplianceEase Exceptions Test Failed (lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the TRID rate lock disclosure delivery date test due to A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx The subject loan is a purchase case that originated on xx and the SOL is x year."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase the x% tolerance test due to loan failed initial LE delivery and timing test. Initial LE dated xx was delivered on xx which is more than x business days from the initial application date of xx The subject loan is a purchase case that originated on xx and the SOL is x year."
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* LE/CD Issue date test Fail (lvl 3)     "The loan failed the compliance ease of delivery, and timing tests for the initial loan estimate dated xx The document tracker is missing, and three business days were added to get the receipt date of xx which is greater than three days from the initial application date of xx TRID is failing for timing of the initial LE."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing Initial xxxx_Application (lvl 3)     "The initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing Required Disclosures (lvl 3) "Settlement services provider list is missing from the loan documents."			Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	742
62414858	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,498.60	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,128.93	4.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	688	687	42.888%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx was paid in the amount of $x,xxx.xx. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the tape as of xx the borrower is current with the loan and the next due date is xx The last payment received date is not available. The unpaid principal balance is xx The current P&I is xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment received date is not available. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Borrower #2 xx Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: $-2439.90 Variance %: -0.62242% Comment: N/A Tape Source: Initial Tape Type:	3: Curable		* Missing Required Disclosures (lvl 3) "Operating income statement (xxx), rent schedule (xxxx) and lease agreement are missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject is NOO and approved at xx.xx%. Tape shows three new undisclosed debts that were not included in DTI; undocumented assets were used as reserves, lack of rental income documentation. Further details not provided.xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	736
18976146	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,870.80	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,258.85	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	49.840%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and was recorded onxx No active judgments or liens were found. The xst installment of county taxes for xxxx-xx was paid in the amount of $x,xxx.xx on xx/xx/xxxx. The xnd installment of county taxes for xxxx-xx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	The latest payment history is missing from the loan file. According to the payment history tape data as of xx the borrower is current with the loan and the next due date for the regular payment is xx The last transaction details are not available. The current P&I is xx and the rate of interest is x.xxx%. The current UPB is xx	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history tape data as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loaxx Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -1 (Days) Variance %: Comment: As per note original date is xx Tape Source: Initial Tape Type: Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: $-6016.72 Variance %: -2.95990% Comment: The total debt per PH is $197,257.28. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx%. Tape shows lender did not include other REO property taxes. The revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan was originated on xx	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			693	Not Applicable
53044092	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,167.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$550.09	3.875%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	634	Not Applicable	24.985%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded onxx There is a mechanic lien in favor xx The first installment of combined taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of combined taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of xx The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is unemployment.
As per the comment dated xx/xx/xxxx, the subject property is owner occupied.
As per the comment dated xx/xx/xxxx, the borrower’s income was impacted by covid-19. The servicer provided FB plans, which ran and were extended from xx/xx/xxxx to xx/xx/xxxx.
As per the comment dated xx/xx/xxxx, the subject property was damaged due to water, and the DOL is xx/xx/xxxx. The borrower received a loss draft check from xxin the amount of $x,xxx.xx on xx/xx/xxxx. No comments have been found regarding the estimated cost to repair the damages or the completion of the repairs.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Seller tape shows Purchase of Transaction per application is lower rate or term, as per the 1003 document is Cash out.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Seller tape shows Purchase of Transaction per HUD-1 is refinance rate or term, as per the 1003 document is Cash out.   Tape Source: Initial   Tape Type:
Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: $-497.95 Variance %: -0.73866% Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $xxx.xx. CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is available; COC is not getting tested due to loan failing TRID delivery and timing test.Subject loan is refinance case, originated on xx and the x-year SOL is active."
* LE/CD Issue date test Fail (lvl 3)     "Loan failed ComplianceEase delivery and timing test for Revised LE dated xx Document tracker is missing and x business days were added to get receipt date xx which is after the initial CD delivery date xx
* Loan does not conform to program guidelines (lvl 3)     "The loan was originated on xx with a loan amount of xx The seller tape shows it was delinquent for some time after we bought it back from xx but we got some HAF funds and it is now current. According to payment history as of xx the borrower is current with the loan, the next due date is x/xx/xxxx, and the current UPB is xx
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* Property is Manufactured Housing (lvl 2) "Home is affixed. As per the appraisal report located axx,” the subject property is a manufactured home. The manufactured home rider and affidavit of affixation attached with recorded mortgage located axx		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			485	Not Applicable
64395937	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,435.53	$6,860.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,264.14	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	800	Not Applicable	37.166%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx and was recorded onxx
No active liens or judgments have been found against the borrower or subject property.
The county taxes for xxxx (xst and xnd installments) were paid in the amount of $xxxx.xx.
The supplemental county taxes for xxxx (xst installment) are delinquent in the total amount of $x,xxx.xx, which was due on x/xx/xxxx and payable through x/xx/xxxx.
The supplemental county taxes for xxxx (xnd installment) are due in the total amount of $x,xxx.xx.
As per the review of payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on x/xx/xxxx in total in the amount of PITI $x,xxx.xx, which was applied for the due date of xx The current P&I is xx and the interest rate is x.xx%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property owner occupied.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan xx
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -153 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Total Debt / Legal Balance per Payment History Loan Value: xx Tape Value: xx Variance: $-xx Variance %: -5.01170% Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Subject loan originated on xx and tape shows the loan is seasoned for more than xxx days. Further details not provided."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99253755	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$134.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$797.56	6.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	814	Not Applicable	39.629%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx
No active judgments or liens were found.
The xst and xnd installments of county taxes for xxxx were paid in the total amount of $xxx.xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of xx the borrower is current with the loan and the next due date for the regular payment is xx The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which was applied for the due date of xx The current P&I is $xxx.xx and the rate of interest is x.xx%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent xx
Field: Borrower First Name   Loan Value: xx   Tape Value: xx Variance:    Variance %:    Comment: As per note borrower first name is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -123 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Last Payment Received Date Loan Value: xxx Tape Value: xx Variance: 29 (Days) Variance %: Comment: The last payment was received on xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed mortgage debts opened prior to closing, and the revised DTI is xx.xx%. Further details not provided. BWR defect. Subject loan originated on xx and the x-year SOL is active."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80044814	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,767.85	xx	xx	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$784.15	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	46.964%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx and was recorded on xxx No active liens and judgments have been found against the borrower and subject property. The annual combined tax for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $xxx.xx with an interest rate of x.xxx%. The current unpaid principal balance xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx. The payment history tape shows the deferred balance as $xx,xxx.xx.
As per the collection comment dated xx/xx/xxxx, the borrower’s income was impacted by covid-19. The borrower was on an FB plan that ran from xx/xx/xxxx until xx/xx/xxxx. As per the seller’s tape data, the borrower accepted the deferral plan with $xx,xxx.xx and deferred the payments from x/xx/xxxx to xx/xx/xxxx.
The loan has not been modified since origination.
The foreclosure was initiated in xxxx with the loan. The notice of lis pendens document located at “xx” shows that the foreclosure complaint was filed on xx/xx/xxxx in favor of xx.
No post-close bankruptcy record has been found.
As per the collection comment dated xx/xx/xxxx, the subject property was occupied by the owner. No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:The foreclosure was initiated in xxxx with the loan. The notice of lis pendens document located at “xx The foreclosure file was put on hold as the borrower accepted the deferral plan.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Current Value Lxx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $10939.21   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: The loan has not been modified.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: x   Tape Value: xxx   Variance: -852 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: 29 (Days) Variance %: Comment: The last payment was received on xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows BWR was SE owning a spa business for x.x years prior to the current employment of being a carpenter for x months. The lender failed to document a x-year history of employment. Further details not provided. Lender defect. The subject loan originated on x/xx/xxxx, and the x-year SOL is active. BWR has been an employee at xx for x months, FICO xxx, $xxK equity, and $xK disposable income."	* Loan does not conform to program guidelines (lvl 3) "Tape shows borrower in COVID forbearance that expired xx Borrower accepted work out payment deferral plan with xx deferred for the months of x/xx/xxxx-xx/xx/xx payments."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the SOL is x year expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx does not reflect appraisal re-inspection fee. The final CD dated xx/xx/xxxx reflects appraisal re-inspection fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on x/xx/xxxx and the SOL is x year expired."
* Missing Required Disclosures (lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	Not Applicable
81830575	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,060.28	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	653	Not Applicable	32.903%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated x/xx/xxxx shows that the subject mortgage was originated on xx which recorded on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The taxes are to follow.	As per review of the payment history as of xx the loan is performing. The last payment was received in the amount of $x,xxx.xx on xx which was applied for the due date of xx The next due date is x/xx/xxxx. Current UPB as of date reflected in the provided payment history is xx and current interest rate as per payment history is x.xxx%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of x/xx/xxxx, the loan is performing. The last payment was received in the amount of $x,xxx.xx on x/xx/xxxx. Current UPB as of date reflected in the provided payment history is $xxx,xxx.xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Interest Paid Through Date xxTape Source: Initial Tape Type: Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan failed compliance ease delivery and timing test for revised closing disclosure dated xx Document tracker is missing and x business days were added to get receipt date xx/xx/xxxx which is after the consummation date xx
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Lender Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx.

Loan failed QM lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Lender Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
																																																																																							* Loan does not conform to program guidelines (lvl 3) "Tape shows loan closed as no cash out refinance, but FCD reflects proceeds from the loan are used to pay off collections judgments of $x,xxx.xx, which is not allowed as per cash out refinance guidelines. Further details not provided."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			625	Not Applicable
87482460	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$377.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$790.78	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	797	761	39.494%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx and was recorded xx No active judgments or liens were found. The county taxes for xxxx (xst installment) were paid in the amount of $xxx.xx on xx/xx/xxxx. The county taxes for xxxx (xnd installment) are due in the total amount of $xxx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of x/xx/xxxx. The P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. xx No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. As per tape data, the property is occupied by the owner. CCs do not show damages. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Age of Loan xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Not applicable. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 30 (Days) Variance %: Comment: Original Note Date xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Property is Manufactured Housing (lvl 2) "The home is affixed. As per the appraisal report (xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			763	754
47235749	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$355.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,096.45	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	775	785	43.573%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx No active judgments or liens have been found. The first installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of xx the borrower is current with the loan, and the next due date is xx The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 23 (Days) Variance %: Comment: As per note. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (lvl 4) "Home is not affixed. As per the appraisal report located at “xx,” the subject property is a park model. The ALTA x endorsement is not attached to the final title policy. The legal description attached to the subject mortgage does not show a VIN or serial number. The affidavit of affixation is not available to confirm whether the manufactured home is affixed to a permanent foundation."		* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	717
52374505	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$776.14	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$924.58	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	776	803	20.072%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded onxx No active judgments or liens have been found. xnd half county taxes for xxxx/xxxx are due on x/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is xx The last payment was received on x/xx/xxxx in the amount of xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 28 (Days) Variance %: Comment: AS per note original date is xx Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "As per the seller's tape data and property report located at xx", the property type is manufactured housing. The affidavit of affixation is available in the loan file located atxx but recorded prior to the subject mortgage. Schedule B of the final title policy shows a note for recording details of the said affidavit of affixture."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Appraisal Review Fee. CD dated xx/xx/xxxx reflects Appraisal Review Fee at $xxx.xx. This is an increase in fee of $xxx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x year SOL has expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			777	791
5224543	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$784.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$985.15	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	24.605%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx was paid in the amount of $xxx.xx. The second installment of county taxes for xxxx is due in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of xx the borrower is current with the loan and the next due date is xx The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is xx The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan xx Comment: Age of loan is 10 Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xxx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 12 (Days) Variance %: Comment: Original Note Doc Date xx Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (lvl 3) "As per seller’s tape data and property report located at xx” the property type is manufactured housing. The affidavit of affixation is available in the loan file located at “xx, but recorded prior to the subject mortgage. The TPOL schedule B shows an exception for this prior affidavit of affixation."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report." * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			724	Not Applicable
81371344	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$845.24	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$486.31	3.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	780	Not Applicable	28.587%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx No active judgments or liens have been found. xnd half county taxes for xxxx are due on x/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of xx the borrower is current with the loan and next due date is xx The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Current Value is N/A Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 76 (Days) Variance %: Comment: Original Note Doc Date is xx Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (lvl 3) "As per the seller's tape data and property report located at xx” the property type is manufactured housing. The Alta-x endorsement is not attached to the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The affidavit of affixation is missing from the loan file. Final title policy schedule B shows an exception for the affidavit of affixation recorded ixx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC." * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			745	Not Applicable
67156820	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$285.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$509.97	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	793	817	20.402%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx No active judgments or liens have been found. xnd half county taxes for xxxx/xxxx are due on x/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. As per comment dated x/xx/xxxx, the roof of the subject property was damaged due to xx on x/xx/xxxx. An estimated cost of repair is $xxx,xxx.xx. No details have been found regarding completion of repairs. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Lxx1. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 35 (Days) Variance %: Comment: Original note doc date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (lvl 4) "Home is not affixed. As per the seller's tape data and property report located at “xx” the property type is manufactured housing. The Alta-x endorsement is not attached to the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The affidavit of affixation is missing from the loan file."	* Final Application Incomplete (lvl 3) "Final application was electronically signed on xx which is before the consummation date of xx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx does not reflect eClosing fee. Final CD dated xx reflects eClosing fee at $xx.xx. This is an increase in fee of $xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on xx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			812	824
25016897	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$384.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$653.45	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	737	Not Applicable	41.509%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded onxx No active judgments or liens were found. The xst installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx. The xnd installment of county taxes for xxxx is due in the total amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xx%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan LoxxTape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 32 (Days) Variance %: Comment: Seller tape shows Note date is xx as per the Note document is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (lvl 2) "As per the appraisal report dated xx/xx/xxxx located at "xx the subject property is a park model home. The seller's tape data shows the property type as a manufactured home. The recorded manufactured home affidavit of affixation document is available in loan files at "xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			726	Not Applicable
31345404	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$488.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$334.65	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	798	Not Applicable	48.468%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes for xxxx is due in the amount of $xxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is $xx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan xxTape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 16 (Days) Variance %: Comment: As per loan documents original note is xx Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "As per seller’s tape data and property report located at “xx” the property type is manufactured housing. The affidavit of affixation is available in the loan file located at xx, but recorded prior to the subject mortgage. Schedule B of the final title policy shows a note for recording details of the said affidavit of affixture."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase the x% tolerance test due to the loan estimate dated xx does not reflect Appraisal Review Fee. Final CD dated xx/xx/xxxx reflects Appraisal Review Fee at $xxx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case that originated on xx and the x-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			810	Not Applicable
8331093	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$377.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$692.68	6.490%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	48.045%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and was recorded on xxx No active liens and judgments have been found. The second installment of county tax for xxxx has been due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 15 (Days) Variance %: Comment: As per loan documents original note is xx Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (lvl 3) "As per the appraisal report located at xx”, the subject property type is park model. As per the seller’s tape data and property report located at xx”, the subject property type is manufactured housing. The affidavit of affixation is available in the loan file located at xxwhich was recorded on x/xx/xxxx prior to the subject mortgage. Schedule B of the final title policy shows a note for recording details of the said affidavit of affixation."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			782	Not Applicable
14830890	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$271.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$367.87	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	35.330%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded xx
No active judgments or liens were found.
The xst installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which was applied to the due date of x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xxx%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Transmittal (1008)	Field: Age of Loan Loan Value: 21 Txx Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 39 (Days) Variance %: Comment: Original note date is xx Tape Source: Initial Tape Type:	3: Curable	* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx/xx/xxxx does not reflect eClosing. CD dated xx/xx/xxxx reflects eClosing Fee at $xx.xx.
Loan estimate dated xx/xx/xxxx reflectsPoints - Loan Discount Fee at $xxx.xx. CD dated xx reflects Points - Loan Discount Fee at $xxx.xx.
This is a cumulative increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is x year expired."
* Property is Manufactured Housing (lvl 2)     "The home is affixed to the land.
																																																																																								As per the appraisal report, the subject property is a park model. The tape shows the property type as manufactured home. The affidavit of affixation document located at xx" shows that the home is affixed permanently to the land with xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89619966	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$333.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$547.34	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	754	799	48.955%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx No active judgments or liens were found. The first installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the total amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found in the collection comments. No evidence of damage or repair has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing Dicsloures	Field: Age of Loan Loaxx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 35 (Days) Variance %: Comment: As per loan document original note is xx Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase the x% tolerance test. The loan estimate dated x/xx/xxxx does not reflect points - loan discount fee. The final CD dated x/xx/xxxx reflects points - loan discount fee at $x,xxx.xx. This is an increase in the fee of $x,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx and the x-year SOL is expired."
* Missing Required Disclosures (lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (lvl 2) "As per the appraisal report dated xx the subject property type is a park model. The seller’s tape data and updated title report reflect that the subject property type is a manufactured home. The affidavit of affixation document is available at xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			721	778
49538336	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$513.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$528.67	5.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	49.310%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx No active judgments or liens have been found. xnd half county taxes for xxxx are due on x/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan xx Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 13 (Days) Variance %: Comment: Tape data shows original note date is xx Actual data shows original note date is xx Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (lvl 3) "As per the seller's tape data and property report located at xx” the property type is manufactured housing. The Alta-x endorsement is not attached to the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The affidavit of affixation is missing from the loan file. Final title policy schedule B shows an exception for the affidavit of affixation recorded in docxx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			759	Not Applicable
2382782	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,008.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$730.55	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	738	Not Applicable	44.497%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx and was recorded onxx No active liens or judgments have been found against the borrower or subject property. The county taxes for xxxx-xxxx (xst installment) were paid in the amount of $xxx.xx. The county taxes for xxxx-xxxx (xnd installment) are due in the amount of $xxx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The P&I is $xxx.xx, with an interest rate of x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. xx No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. As per tape data, the subject property is owner-occupied. No visible damages have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 28 xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 42 (Days) Variance %: Comment: Note date is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report.

Appraisal report is subject to the engineer's certification of the structural soundness of the subject's site-built addition. The updated xxxxD report is missing from the loan documents. Zillow search shows an estimated value of xx Current UPB is xx
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property is Manufactured Housing (lvl 3) "The home is affixed. As per the appraisal report located at xx the subject property type is PUD, and tape data shows the property type is a manufactured home. The affidavit of affixation is located at xx, which was executed on xx (prior to the subject mortgage), reflecting that the home is permanently attached to the land. But schedule B of the final title policy shows an exception for affidavit of affixture, dated xx in recording No. xx-x which is located at xx			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			713	Not Applicable
62097173	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$864.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$867.85	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	800	789	41.246%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on x/xx/xxxx xx recorded onxx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx was paid in the amount of $xxx.xx. The second installment of county taxes for xxxx is due in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is xx The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Lxx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 46 (Days) Variance %: Comment: Original note doc date is xx Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "As per the seller's tape data and property report located at “xx, the property type is manufactured housing. The affidavit of affixation is available in the loan file located at “xx” but recorded prior to the subject mortgage. The final TPOL schedule B shows affixation recording details under the “Note” clause."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* Cash out purchase (lvl 2)     "The subject loan is a purchase case. The final CD date of x/xx/xxxx reflects cash to in the amount of $xxx.xx."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated x/xx/xxxx does not reflect Points - Loan Discount Fee. CD dated x/xx/xxxx reflects Points - Loan Discount Fee at $xx.xx.
Loan estimate dated x/xx/xxxx does not reflect Lock Extension. CD dated x/xx/xxxx reflects Lock Extension at $xxx.xx.
Loan estimate dated x/xx/xxxx reflects Appraisal Fee at $xxx.xx. CD dated x/xx/xxxx reflects Appraisal Fee at $xxx.xx.
This is a cumulative increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			809	808
9637637	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$446.16	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$659.12	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	818	808	36.222%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The first installment of xxxx/xxxx county taxes was paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of xxxx/xxxx county taxes is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found in the collection comments. No evidence of damage or repair has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Lxx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 36 (Days) Variance %: Comment: Note date is xx but tape shows xx Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "The appraisal report shows the subject property type is park model under PUD. The tax report attached to the UT shows the subject property is a manufactured home. The affidavit of affixation available in the loan file at xxs that the home is affixed to the land. Schedule B of the final title policy, which is located atxx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and x-year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			803	807
75386201	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,462.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$354.92	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	756	757	28.198%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount xx No active judgments or liens were found. The first installment of county taxes for xxxx-xx was paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx-xx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found in the collection comments. No evidence of damage or repair has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Lxx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 23 (Days) Variance %: Comment: Note date is xx Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "Appraisal report shows the design style is park model home. As per the seller's tape data and tax report, the subject property is a manufactured home. Final TPOL schedule Bxxreflects informational note that the affidavit of affixture was recorded prior to subject mortgage under xx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx reflects Points - Loan Discount Fee $xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the x-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			772	766
95895743	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$548.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$502.81	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	814	806	41.037%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx in the amount oxx No active judgments or liens were found. The county taxes for xxxx were paid in the total amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx, which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found in the collection comments. No evidence of damage or repair has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 39 (Days) Variance %: Comment: Original note doc date xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (lvl 4) "As per the appraisal report dated xx/xx/xxxx, the subject property is park model under PUD. As per the seller's tape data and tax report, the subject property is a manufactured home. The affidavit of affixation available in loan files at xx Page #xxxx shows that the home is affixed to the land, but, the affixation is not recorded. Alta x endorsement is not attached to the final title policy. The VIN# is not available in the legal description of the subject mortgage."	* Transmittal (xxxx) is Missing (lvl 3) "Transmittal summary is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx does not reflect Lock extension fee. Final CD dated xx reflects Lock Extention fee at $xxx.xx. This is an increase in fee of $xxx.xx. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is x year."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			811	818
75393350	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$435.06	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$372.54	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	760	Not Applicable	53.034%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded xx No active judgments or liens were found. The xst installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx The xnd installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
The covid-19 attestation document is available axx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Age of Loan xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 32 (Days) Variance %: Comment: As per note original date is xx Tape Source: Initial Tape Type:	3: Curable	* Missing DU/GUS/AUS as required by guidelines (lvl 3) "AUS is missing from the loan file."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects Appraisal Fee at $xxx.xx. CD dated xx/xx/xxxx reflects Appraisal Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x-year SOL is expired."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (lvl 2) "As per the appraisal report dated xx/xx/xxxx located at xx property is a park model and the seller’s tape data shows that the subject property type is manufactured home. The recorded copy of the affidavit of affixation document is available in loan files at xx," reflecting that the home was affixed permanently to the land with xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			679	Not Applicable
49117499	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$448.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$627.88	3.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	751	Not Applicable	44.184%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens have been found. The second installment of county taxes for xxxx is due in the amount of $xxx.xx.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 37 (Days) Variance %: Comment: Seller tape shows Note date is xx as per the Note document is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points - Loan Discount Fee, CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x-year SOL is expired."
																																																																																								* Property is Manufactured Housing (lvl 2) "The home is affixed. As per the appraisal report located xx, the subject property is a PUD, and the seller’s tape data shows that the subject property type is a manufactured home. The updated title report dated x/xx/xxxx shows that the subject property is a manufactured home with xx. The affidavit of affixation is located atxx		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			677	Not Applicable
78834605	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$199.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$886.38	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	41.077%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated onxx No active liens and judgments were found. The first installment of county tax for xxxx was paid in the amount of $xx.xx on xx/xx/xxxx. The second installment of county tax for xxxx is due in the amount of $xx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current unpaid principal balance is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found in the collection comments. No evidence of damage or repair has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete)	Field: Age of Loan xx: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 21 (Days) Variance %: Comment: As per loan document original note is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC."
* Homeownership Counselling Disclosure is missing. (lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (lvl 2)     "Intent to proceed is missing from loan documents."
* Missing Required Disclosures (lvl 2)     "List of service providers disclosure is missing from loan documents.

Home loan toolkit is missing from the loan documents."
* Property is Manufactured Housing (lvl 2)     "As per the seller's tape data and tax report, the subject property type is manufactured home. Affidavit of affixation available axx shows that the home is affixed to the land."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (lvl 2) "Affiliate business disclosure is missing from the loan document."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			585	Not Applicable
11401087	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$441.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$476.13	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Investor	Yes	Yes	No	786	748	48.253%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found. The xst installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx. The xnd installment of county taxes for xxxx is due on x/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xx%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan xx Actual data shows age of loan is 16. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 30 (Days) Variance %: Comment: Tape data shows original note date is xx Actual data shows original note date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report." * Property is Manufactured Housing (lvl 2) "The subject property is manufactured. The ALTA x endorsement is available atxx. The affidavit of affixation document dated x/xx/xxxx is available at "xx," shows that the subject property was affixed to the permanent foundation with xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			774	760
58760902	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$577.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$662.98	6.490%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	808	Not Applicable	49.143%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments have been found. The second installment of county tax for xxxx has been due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Lxx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 49.143% Tape Value: 49.671% Variance: -0.528% Variance %: -0.52800% Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: x Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 25 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (lvl 3) "As per the appraisal report located at “xx, the subject property type is park model. As per the property report and seller’s tape data, the subject property type is manufactured housing. The affidavit of affixation is available in the loan file located at xx” which was recorded on xx prior to the subject mortgage. The final title policy schedule B shows an exception for the affidavit of affixation."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC." * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			813	Not Applicable
1246544	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$203.10	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$619.50	6.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	810	807	22.022%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx
No active judgments or liens have been found.
The second installment of combined taxes for xxxx is due in the amount of $xxx.xx.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is xx

Collections Comments:
The loan is currently performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xx,xxx.xx.
xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan xx. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 22.022%   Tape Value: 25.438%   Variance: -3.416%   Variance %: -3.41600%   Comment: DTI is 22.022%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 31 (Days)   Variance %:    Comment: Note date is xx   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xx Tape Value: Apache Junction Variance: Variance %: Comment: As per note city name is xx	3: Curable	* Property is Manufactured Housing (lvl 3) "According to the updated title report dated xx/xx/xxxx, the subject property type is a manufactured home. The affidavit of affixation dated xx is available in the UT located at “xx. The final TPOL schedule B shows affixation recording details under the “Note” clause."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx reflects Points - Loan Discount Fee at $xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx.
Loan estimate dated xx does not reflects AVM fee. Final CD dated xx reflects AVM fee at $xx.xx.
																																																																																								This is a cumulative increase in fee of $xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x-year SOL is expired."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49671895	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$577.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$652.16	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	810	810	44.161%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan xxx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 20 (Days) Variance %: Comment: As per loan documents original note is xx Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (lvl 3) "As per the appraisal report located at “xx,” the subject property is a park model. The affidavit of affixation is available in the loan file located at “xxbut recorded prior to the subject mortgage. The tax certificate attached with the updated title report shows that the subject property is a mobile home. Schedule B of the final title policy shows an exception for this prior affidavit of affixation."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			803	796
51417025	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$654.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$459.43	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	790	Not Applicable	34.751%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded oxx No active judgments or liens have been found. The first installment of county taxes for xxxx/xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx/xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Vxx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 24 (Days) Variance %: Comment: Original note doc date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report." * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents." * Property is Manufactured Housing (lvl 2) "Home is affixed. As per the appraisal report located at xxthe subject property type is a park model. The ALTA x endorsement is attached to the final title policy, which is located atxx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			808	Not Applicable
68443747	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$836.64	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$835.68	5.750%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable		Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	786	731	27.763%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx was paid in the amount of $xxx.xx. The second installment of county taxes for xxxx is due in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is xx The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 20 xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 13 (Days) Variance %: Comment: Original note doc date is xx Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (lvl 3) "As per seller’s tape data and property report located at “xx” the property type is manufactured housing. The final TPOL schedule B shows affixation recording details under the “Note” clause." * Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC." * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	761
2948802	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$795.02	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$556.72	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	36.032%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx/xxxx was paid in the amount of $xxx.xx. The second installment of county taxes for xxxx/xxxx is due in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is xx The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx The covid-19 attestation is located at "xx Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 27 xx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 36.032% Tape Value: 35.772% Variance: 0.260% Variance %: 0.26000% Comment: Borrower DTI ratio is 36.03%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 27 (Days) Variance %: Comment: Original note date is xx Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "As per seller’s tape data and property report located at “Ln#xxxxxx page#xx” the property type is manufactured Housing. The affidavit of affixation is available in the loan file located at xx”, but recorded prior to the subject mortgage. The TPOL schedule B shows an exception for this prior affidavit of affixation." * Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC."
* ComplianceEase Exceptions Test Failed (lvl 2)     "ComplianceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Engineers Cert. CD dated xx/xx/xxxx reflects Engineers Cert at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/xxxx and the x-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	Not Applicable
5571176	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$764.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$518.96	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	767	755	20.388%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded on xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for xxxx were paid in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is xx The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 28 xxSource: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 20.388%   Tape Value: 20.389%   Variance: -0.001%   Variance %: -0.00100%   Comment: AS per final DU and 1008 borrower DTI is 20.388%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 38 (Days)   Variance %:    Comment: AS per note original date is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: AS per final 1003 purpose of refinance per HUD is no cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount and Consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx/xx/xxxx. Document tracker is missing and x business days were added to get receipt date xx/xx/xxxx which is after the consummation date xx/xx/xxxx. Subject loan is refinance case, originated on xx/xx/xxxx and the x year SOL is active."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points - Loan Discount Fee. CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/xxxx and the x year SOL is active.

Loan failed charges that in total cannot increase more than xx% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at +$xxx.xx. CD dated xx/xx/xxxx reflects the sum of Section C and Recording fee at $x,xxx.xx. This is a cumulative increase of $xxx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx/xx/xxxx and the x year SOL is active."
																																																																																							* Property is Manufactured Housing (lvl 3) "As per seller’s tape data and property report located at xx” the property type is manufactured housing. The affidavit of affixation is available in the loan file located at “xx, but recorded prior to the subject mortgage. The TPOL schedule B shows an exception for this prior affidavit of affixation."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report." * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			782	770
91746075	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$450.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$486.19	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Investor	Yes	Yes	No	Unavailable	Unavailable	49.853%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded onxx No active judgments or liens were found. The xst installment of county taxes for xxxx-xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx. The xnd installment of county taxes for xxxx-xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which was applied to the due date of x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xx%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loaxx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 23 (Days) Variance %: Comment: Note date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report." * Property is Manufactured Housing (lvl 2) "The home is affixed to the land. As per the appraisal report dated xx located at xx-ClosedLoan Pg#xxx, the subject property is a park model and the seller’s tape data shows that the subject property type is manufactured housing. The affidavit of affixation document is available at xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	Not Applicable
55316818	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$806.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$481.30	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Investor	Yes	Yes	No	781	808	45.928%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx and was xx No active judgments or liens were found. The first installment of county taxes for xxxx-xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx-xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which was applied to the due date of x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xxx%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 10 xx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 45.928% Tape Value: 45.933% Variance: -0.005% Variance %: -0.00500% Comment: Borrower DTI ratio percent 45.928% Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 18 (Days) Variance %: Comment: Original Note Doc Date xx Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (lvl 3) "The home is affixed to the land. As per the appraisal report located at xx” the subject property is a park model. The tape data shows the subject property type as manufactured home. The affidavit of affixation document is available in the loan file at xx” reflecting that the home is affixed permanently to the land with xx. The final title policy schedule B located at “xx, shows the exception for the affidavit of affixture which was recorded on xx with recording numberxx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			783	794
51616152	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$419.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$683.00	3.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	816	816	34.555%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The first installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx, in the amount of $xxx.xx which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No record of post-closing bankruptcy filed by the borrower has been found. No evidence of active foreclosure has been found in the collection comments. No evidence of damage or repair has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 24 xxActual data shows age of loan is 24. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 39 (Days) Variance %: Comment: Tape data shows original note date is xx Actual data shows original note date is xx Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (lvl 3) "As per the appraisal report (xx) and tax report, the subject property is manufactured home. Final title policy schedule B shows an exception for affidavit of affixture which was recorded prior to the subject mortgage on xx under xx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC." * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			819	819
43109105	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$721.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$741.15	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	793	786	30.515%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated onxx No active judgments or liens were found. The county taxes for xxxx (xst installment) were paid in the amount of $xxx.xx on xx/xx/xxxx. The county taxes for xxxx (xnd installment) are due in the total amount of $xxx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of x/xx/xxxx. The P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
CCs do not show damages.
As per the servicing comment dated xx/xx/xxxx, the property is owner-occupied and reason for default is excessive obligation.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan xx Field: Borrower DTI Ratio Percent Loan Value: 30.515% Tape Value: 24.817% Variance: 5.698% Variance %: 5.69800% Comment: Seller tape shows DTI Ratio percent is 24.817% as per the latest document is 30.343%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 32 (Days) Variance %: Comment: Seller tape shows Note date is xx as per the Note document is xx Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "As per the tape data and tax report located at Ln#xxxxxx, page #x, the subject property is a manufactured home. The ALTA x endorsement is attached to the final title policy xx. Also, Schedule B of the final title policy shows an exception for affidavit of affixture, recorded on xx in xxxx-xx Affidavit of affixture is missing from the loan file. Unable to determine whether the home is attached to the permanent foundation."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $x,xxx.xx, CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is x year.

Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx Over by +$xxx.xx.
The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (lvl 2)     "xxFees threshold of $x,xxx.xx Over by +$xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $x,xxx.xx"
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			751	775
28774032	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$666.20	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$504.55	3.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Secondary	Yes	Yes	No	782	Not Applicable	41.715%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated onxx No active liens or judgments have been found against the borrower or subject property. The county taxes for xxxx-xxxx (xst installment) were paid in the amount of $xxx.xx on xx/xx/xxxx. The county taxes for xxxx-xxxx (xnd installment) are due in the total amount of $xxx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of x/xx/xxxx. The P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. xx No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per tape data, the subject property owner occupied. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 42 (Days) Variance %: Comment: Original note reflects, note date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC."
* ComplianceEase Exceptions Test Failed (lvl 2)     "CompliaceEase exception failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx/xx/xxxx and the SOL is x year expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points - Loan discount fee. Final CD dated xx/xx/xxxx reflects Points - Loan discount fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/xxxx and the SOL is x year expired."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (lvl 2) "The home is affixed. As per the appraisal report located atxx the subject property type is park model, and tape data shows the subject property is a manufactured home. The affidavit of affixation document is located atxx		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			746	Not Applicable
2419661	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$875.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$862.65	5.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	791	782	45.299%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated xx No prior year delinquent taxes have been found. The second installment of county taxes for xxxx is due in the amount of $xxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 16 (Days) Variance %: Comment: Note date is xx Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "As per seller’s tape data and property report located at “xx” the property type is manufactured housing. The affidavit of affixation is available in the loan file located at “xx”, recorded on xx prior to the subject mortgage origination. The TPOL schedule B shows an exception for this prior affidavit of affixation."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and x-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			794	799
17828591	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$477.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$442.97	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	808	817	19.600%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The first installment of county taxes for xxxx/xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx/xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx. No evidence of damage or repair has been found. No record of post-closing bankruptcy has been found. No evidence of foreclosure has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan xx. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 32 (Days) Variance %: Comment: Original note doc date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (lvl 4) "The home is not affixed. As per tape data and tax report located at Ln#xx page#x, the subject property is a manufactured home. The appraisal report shows property type is a park model under PUD. The affidavit of affixation document is not available in the loan file. The ALTA x endorsement is not attached to the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. We are unable to determine whether the home is attached to the permanent foundation or not."	* Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* Cash out purchase (lvl 2)     "The subject loan is a purchase case. The final CD date of x/xx/xxxx reflects cash to in the amount of $x,xxx.xx."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points - Loan Discount Fee. CD dated xx/xx/xxxx reflects Points - Loan discount Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			819	789
89396014	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$636.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$374.33	5.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	35.035%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx and was recorded xx No active judgments or liens were found. The xst installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx. The xnd installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and the rate of interest is x.xx%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan xx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 35.035% Tape Value: 35.539% Variance: -0.504% Variance %: -0.50400% Comment: AS per final 1008 and DU borrower DTI is 35.035%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 30 (Days) Variance %: Comment: AS per note original date is xx Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (lvl 3) "As per the appraisal report dated xx located at “xx,” the subject property is a park model, and the seller’s tape data shows that the subject property type is manufactured home. As per the final title policy schedule B located at “xx,” there is an exception for the affidavit of affixture was recorded on xx with recording no. xx. The affidavit of affixation document is not available in the loan file."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report." * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			746	Not Applicable
5868581	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$936.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$749.56	6.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Manufactured Housing	xx	xx	Investor	Yes	Yes	No	808	797	45.318%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx and was recorded oxx No active judgments or liens were found. The county taxes for xxxx (xst installment) were paid in the amount of $xxx.xx on xx/xx/xxxx. The county taxes for xxxx (xnd installment) are due in the amount of $xxx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of x/xx/xxxx. The P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 13 xxape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 29 (Days) Variance %: Comment: Original Note Doc Date xx Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (lvl 3) "The home is affixed. As per the appraisal report located at xx" the property type is PUD. As per the seller's tape data, the property type is a manufactured home. The affidavit of affixation is located at “xx” recorded on xx (prior to the subject mortgage), reflecting that the home is permanently attached to the land. Schedule B of the final title policy shows a note for recording details of the said affidavit of affixture."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			808	807
83187032	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$764.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$564.83	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	816	806	36.060%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded on xx No active judgments or liens have been found. The first installment of county taxes for xxxx/xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx/xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan xx Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 38 (Days) Variance %: Comment: Seller tape shows Note date is xx as per the Note document is xx Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "As per the appraisal report, which is located at ”xx” the property type is park model. The affidavit of affixation recorded on xx/xx/xxxx is available in the loan file located at xx” which was recorded prior to the subject mortgage. Schedule B of the final title policy, which is located at "xx shows an exception for this prior affidavit of affixation."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on x/xx/xxxx and the SOL is x year."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx does not reflect Appraisal Review Fee. Final, CD dated x/xx/xxxx reflects Appraisal Review Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is x year."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			750	767
92278603	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$585.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$936.51	6.250%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	776	816	49.063%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The second installment of county taxes for xxxx/xxxx is due in the amount of $xxx.xx.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 36 (Days) Variance %: Comment: As per loan documents original nate is xx Tape Source: Initial Tape Type:	3: Curable		* Property is Manufactured Housing (lvl 3) "According to updated title report dated xx the subject property type is mobile home. Appraisal report shows subject property design style as park model. The affidavit of affixation is available in the loan file located atxx shows the mobile home has been assessed. The xx. The final title policy schedule-B shows an exception for affidavit of affixation."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	802
39654778	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$535.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$710.21	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	42.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes for xxxx/xxxx is due in the amount of $xxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan xx Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "As per seller’s tape data and property report located at xx” the property type is manufactured housing. The affidavit of affixation is available in the loan file located at “xx which was recorded on xx prior to the subject mortgage origination. The TPOL schedule B shows an exception for this prior affidavit of affixation."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase TILA Test Failed (lvl 2)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate. Subject loan is a purchase, originated on x/xx/xxxx and the SOL is x year has expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			701	Not Applicable
39221186	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$626.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$465.39	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	813	827	31.800%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated onxx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes for xxxx/xxxx is due in the amount of $xxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is $xx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan xxTape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 42 (Days) Variance %: Comment: Original note doc date is xx Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "As per seller’s tape data and property report located at xx” the property type is manufactured housing. The Alta-x endorsement for manufactured home is attached with the final title policy but not signed by agent. The TPOL schedule B shows an exception for affidavit of affixation recorded on xx with xx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated x/xx/xxxx does not reflect Points - Loan Discount Fee. CD dated x/xx/xxxx reflects Points - Loan Discount Fee at $xxx.xx.
Loan estimate dated x/xx/xxxx reflects Appraisal Fee at $xxx.xx. CD dated x/xx/xxxx reflects Appraisal Fee at $x,xxx.xx.
																																																																																								This is a cumulative increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x year SOL is expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			799	820
68824355	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$620.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$466.36	4.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Unavailable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	736	746	28.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx No active judgments or liens were found. The county taxes for xxxx/xx (xst installment) were paid in the amount of $xxx.xx. The county taxes for xxxx/xx (xnd installment) are due in the total amount of $xxx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of x/xx/xxxx. The P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB is xxx	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per tape data, the subject property has been occupied by the owner. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 47 (Days) Variance %: Comment: Original note date is xx Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "The home is affixed. As per the appraisal report located axxthe subject property is a park model. As per tape data, the subject property is a manufactured home. The affidavit of affixation document is available in loan files located atxxreflecting that the home is permanently attached to the land." Title commitment locatedxx * Transmittal (xxxx) is Missing (lvl 3) "Final transmittal summary is missing from the loan documents."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "ComplianceEase exception failed the closing or reimbursement date validation test due to the loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points - Lock Extension fee. However, CD dated xx/xx/xxxx reflects Lock Extension fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is x year expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	743
16424137	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$271.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$742.65	5.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	811	Not Applicable	35.862%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated onxx No active judgments or liens were found. The county taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of x/xx/xxxx. The P&I is $xxx.xx with an interest rate of x.xx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per tape data, the subject property is owner-occupied. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 Txx Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: 35.862% Tape Value: 36.062% Variance: -0.200% Variance %: -0.20000% Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 57 (Days) Variance %: Comment: Original note doc date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is purchase case, originated on xx and the x year SOL is expired."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated x/xx/xxxx does not reflect Lock Extension Fee. Final CD dated x/xx/xxxx reflects Lock Extension Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx and the x year SOL is expired."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Property is Manufactured Housing (lvl 2) "The home is affixed. As per the appraisal report dated x/xx/xxxx located atxxated x/xx/xxxx shows that the subject property is a manufactured home with xx The affidavit of affixation document is available in loan files located at xx reflecting that the home is permanently attached to the land."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			799	Not Applicable
18388801	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$297.68	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$679.43	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	797	769	41.496%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx
No active judgments or liens have been found.
The first installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan xx Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 41.496%   Tape Value: 64.551%   Variance: -23.055%   Variance %: -23.05500%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 18 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows the revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on x/xx/xxxx, and the x-year SOL is active. BWR receives SSI income, xXxx since inception, and $xxK equity in the subject."	* Property is Manufactured Housing (lvl 3) "As per the appraisal report located at xx the subject property type is a park model, and the property report located atxx" the property type is a mobile home. The affidavit of affixation is available in the loan file located at “xx The final TPOL schedule B shows affixation recording details under the “Note” clause."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
12111822	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$234.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$431.00	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	663	Not Applicable	41.281%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. xnd half taxes for xxxx are due on x/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is xx	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xx,xxx.xx.
As per comment dated x/xx/xxxx, the subject property was damaged due to water on x/xx/xxxx. An estimated cost of repair is $xx,xxx.xx. A comment dated x/xx/xxxx shows that the claim check has been received for the amount of $xx,xxx.xx. No details have been found regarding completion of repairs.
No foreclosure activity has been found.
No details related to thxe bankruptcy have been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 10 xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 15 (Days) Variance %: Comment: Note date is xx but tape shows xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to loan contains an initial closing disclosure receipt date xx (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date xx/xx/xxxx."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan failed revised LE delivery date test. The revised loan estimate delivery date xx/xx/xxxxx is after the initial closing disclosure delivery date which is xx
																																																																																							* Property is Manufactured Housing (lvl 3) "As per the seller's tape data and property report located xx manufactured housing. The affidavit of affixation is available in the loan file located at xx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property type is manufactured home. Appraisal form xxxx is used in the loan file instead of xxxxC." * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$40,001.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			688	Not Applicable
12189572	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$640.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$667.57	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	812	Not Applicable	22.332%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes for xxxx is due in the amount of $xxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 24 Tape Value: 27 |---| -3 |----| -11.11111% Comment: Age of loan is 24 Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 44 (Days) Variance %: Comment: Original Note Doc Date xx Tape Source: Initial Tape Type:	3: Curable	* Property is Manufactured Housing (lvl 3) "As per seller’s tape data and property report located at xx” the property type is manufactured housing. The affidavit of affixation is available in the loan file located at xx”, but recorded prior to the subject mortgage. The TPOL schedule B shows an exception for this prior affidavit of affixation."	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject property is a manufactured home, and the appraiser used Form xxxx instead of Form xxxxC for the appraisal report."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points loan discount fee $x.xx. CD dated x/xx/xxxx reflects Points loan discount fee at $xxx.xx. This is an increase in fee of $xxx.xx. for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is x year."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	Not Applicable
27783968	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,574.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,600.78	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	705	767	49.952%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated oxx No active judgments or liens were found. The county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. As per tape data, the property is owner-occupied. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: D Tape Value: xx |---| |----| Comment: AS per note borrower 1 middle name is D. Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: A   Tape Value: xx   Variance:    Variance %:    Comment: AS per note borrower 2 middle name is A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -337 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment: Original Note doc date is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Valuexx	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (lvl 3) "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on xx	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xxx%. Tape shows BWR total monthly obligations were misrepresented including undisclosed other REO debt. Lender also did not document all leases. BWR defect. The subject loan originated on xx and the x-year SOL is active. BWR is qualified using rental income from multiple REOs, FICO xxx, xXxx since inception, $xxxK equity, and $x,xxx disposable."" * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	552
87109872	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,276.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,530.55	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	808	730	44.871%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx No active judgments or liens were found. The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xx%. The current UPB is xx	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Interest Paid Through Date Loxx Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (lvl 3) "Tape and review of the appraisal report show that the comps selected are outside the subject's subdivision, and large adjustments to arrive at an appraised value of xx are not supported. Comp #x with a sales price of xx is closest to the subject property. Zillow search shows an estimated value of xx Current UPB is xx			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	730
51818357	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,168.97	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$459.96	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	41.782%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx and recorded onxx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for xxxx were paid in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated xx/xx/xxxx, there is a payment dispute.
As per the comment dated xx/xx/xxxx, the subject property is impacted by disaster.
The appraisal report is 'as is', but the photo addendum reflects a hole in the ceiling of interior detached storage #x, and the interior detached shade is in poor condition. The property needs repairs. We are unable to determine whether the repairs have been completed or not.
xx
The covid-19 attestation is located atxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Current value is N/A. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The appraisal report is 'as is', but the photo addendum reflects a hole in the ceiling of interior detached storage #x, and the interior detached shed is in poor condition. The appraisal report does not reflect the cost to complete the repair. xxxxD is missing from the loan document, and the final CD does not reflect the escrow holdback." * Loan does not conform to program guidelines (lvl 3) "Tape shows MI was rescinded on the subject loan. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated x/xx/xxxx does not reflect HUD Tag Verification Fee. CD dated xx/xx/xxxx reflects HUD Tag Verification Fee at $xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is purchase case, originated on xx and the x-year SOL is expired."
																																																																																								* Property is Manufactured Housing (lvl 2) "Home is affixed. As per the appraisal report located at “xx” the subject property is a manufactured home.xx is mentioned in the legal description of the subject mortgage. The affidavit of affixation, located at xx, shows that the home is affixed. The Alta-x endorsement is attached to the short-form policy."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			705	Not Applicable
62505388	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,920.23	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,265.21	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	742	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx There are multiple credit cards and civil judgments against xx in the total amount of $xx,xxx.xx which were filed by the different plaintiffs. These judgments were recorded prior to the subject mortgage. There are x prior state tax liens axx in the total amount of $xxx.xx in favor oxx No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is xx	Collections Comments:The loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. The loan has not been modified since origination. No evidence of damage or repair has been found. No record of post-closing bankruptcy has been found. No foreclosure activity has been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 0.000% |---| |----| Comment: Unavailable. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.20   Tape Value: 1.34   Variance: -0.14   Variance %: -10.44776%   Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00000000000000000000 Tape Value: MMMMMMCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The subject loan originated on xx with a first payment date of xx PH is missing from xx to xxx The tape shows the defect as a repurchase-EPD. Further details not provided."	* Application Missing (lvl 2) "Final xxxx is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			692	Not Applicable
31793479	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$57.19	$7,290.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,834.73	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	802	Not Applicable	46.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx and was recorded on xx
There are x ECB liens found against the borrower in the total amount of $xxx.xx in xx
The xrd, and xth installments of other taxes for xxxx have been delinquent in the total amount of $xx.xx which are due on xx/xx/xxxx and x/xx/xxxx which is payable on x/xx/xxxx.
 The xth installment of other taxes for xxxx has been delinquent in the amount of $x.xx which was due on xx/xx/xxxx and is payable on xx/xx/xxxx.
The annual utilities/MUD charges for xxxx have been delinquent in the amount of $xxx.xx which were due on xx/xx/xxxx and are payable on xx/xx/xxxx.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is xx	Collections Comments:The latest collection comments are missing from the loan file. The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000 Tape Value: MMMMMMMMMMMMMMMMMMMMMMMC Variance: Variance %: Comment: 00000 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Tape shows the subject loan failed TRID xx% tolerance violation without sufficient cure provided. Infinity's compliance report also shows that the loan failed the xx% tolerance test. TRID/TILA Sol expires on xx
* ComplianceEase Exceptions Test Failed (lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that in total cannot increase more than xx% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $xxx.xx. Final, CD dated xxx reflects the sum of Section C and Recording fee at $xxx.xx. This is a cumulative increase of $x.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on x/xx/xxxx and the SOL is x year."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows income miscalculation, and revised DTI is xx%. Further details not provided. Lender defect. Subject loan originated on x/xx/xxxx, and the x-year SOL is active. xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			781	Not Applicable
83178737	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,630.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$966.87	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	624	Not Applicable	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is xx The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
The subject property is located in the state of xx and property address is "xx
As per the comment dated x/xx/xxxx, the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Borrower DTI Ratio Percent Loan Value: Not Applicable Tape Value: 0.000% |---| |----| Cxx
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 3/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000010000000001001010 Tape Value: CCCCC1C1CC1C2CCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The subject is NOO. Tape shows prior DQ; now current otherwise, no defects. Further details were not provided. According to the latest payment history as of xx the borrower is current with the loan and the next due date is x/xx/xxxx." * Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents. Settlement services provider list is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			616	Not Applicable
77207037	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,807.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$745.69	$850.50	6.999%	480	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	758	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx and was recorded on xxx No active judgments or liens were found. The combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied for the due date of x/xx/xxxx. The P&I is $xxx.xx with an interest rate of x.xx%. The current UPB is $xxx,xxx.xx. This is an interest-only loan for xxx months.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. This is an interest-only loan for xxx months. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 360 |---| 120 |----| 33.33333% Comment: As per note amortization months are 480. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: As per loan documents borrower DTI   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.21   Tape Value: 1.14   Variance: 0.07   Variance %: 6.14035%   Comment: As per loan documents DSCR ratio is 0.95.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per note the subject loan is 10 year interest only period.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $850.50   Tape Value: $745.69   Variance: $104.81   Variance %: 14.05543%   Comment: The subject loan is 10 year interest only as per note original stated P&I is 850.50.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000 Tape Value: MMMMMMMMMMCCCCCCCCCCCCCC Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (lvl 3) "Subject is a DSCR loan. Tape shows cash to close is insufficient. xxxx reflect total verified assets of xx and satisfy the cash to close requirement of x Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			732	Not Applicable
82252689	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$4,936.43	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,705.92	7.499%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	787	Not Applicable	23.889%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens found. Annual combined taxes for xxxx were paid on x/xx/xxxx in the amount of $x,xxx.xx. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the seller’s tape data, the subject property is investment. Information regarding the damage and repair is not available in the latest servicing comments. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures		3: Curable		* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The appraisal report in the loan file is as is. The improvements section shows the property was found to be in need of cosmetic updates as the carpet was found to be worn and stained and the interior walls were found to be dingy and marked. Updated xxxxD/Completion report is missing from the loan documents. Appraisal report does not reflect cost to cure. Also, the final CD does not reflect any holdbacks." * Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO and was approved at xx.xx%. Tape shows BWR never rented the subject and the revised DTI is xx.xx%. Further details not provided. BWR defect. The subject loan originated on xx and the x-year SOL is active.xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			772	Not Applicable
82204414	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$10,899.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,767.88	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	784	Not Applicable	44.855%	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2022	$362,248.15	Not Applicable	3.125%	$1,323.02	05/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xxx No active judgments or liens have been found. The first and second installments of county taxes for xxxx have been paid in the total amount of $x,xxx.xx. The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is xx	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the borrower income is impacted by covid-19. As per the seller’s tape data, the borrower was on the Covid FB plan for x months in xxxx. Then the borrower attempted an extension, but it was denied. Again, the borrower called the service for the Covid FB plan as he has to take care of the family members. Further details not provided.
As per the seller’s tape data, the borrower attempted a mod, which he entered on xx/xx/xxxx. The trial went well, and the loan was modified in June xxxx. As per the modification document, which is located at “xx
As per the comment dated xx/xx/xxxx, the subject property is owner occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/xxxx, the borrower intends to keep the property.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on x/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning on x/xx/xxxx with a maturity date of xx. The loan has been modified once since origination.	Field: Borrower DTI Ratio Percent xx but tape shows 76.245%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -84 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000000000000000044 Tape Value: 789999CCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows an income miscalculation. Revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is expired. BWR has xx years on thexx * Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			707	Not Applicable
75774084	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,584.31	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,708.52	6.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	779	687	50.070%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx No active judgments or liens have been found. The second installment of county taxes for xxxx is due in the amount of $xxxx.xx.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is xx	Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
Tape shows property damage was not remediated. The appraiser noticed signs of prior settlement on the north and south exterior brick walls of the subject, but no signs of settlement were observed on the subject's interior walls or ceilings. This is common for the subject neighborhood due to the clay soil found in the region. An inspection report from a structural engineer certifying the safety and soundness of the subject property is missing from the loan documents. CCs do not show damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 50.070% Tape Value: 45.489% |---| 4.581% |----| 4.58100% Comment: As per loan documents borrower DTI ratio 50.064%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000   Tape Value: MMMMMMMMMCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value:xx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Tape shows property damage was not remediated. The appraiser noticed signs of prior settlement on the north and south exterior brick walls of the subject, but no signs of settlement were observed on the subject's interior walls or ceilings. An inspection report from a structural engineer certifying the safety and soundness of the subject property is missing from the loan documents. Elevated for client review."		* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO and was approved at xx%. Tape shows income and debt miscalculation. The revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on xx and the x-year SOL is active. BWR has been SE for more than x years atxx Downgraded to lvl 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	735
23225823	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$5,336.11	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,619.09	2.750%	348	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	672	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated onxx There are five open code violation permits for “Ixx The water charges for xxxx have been delinquent in the amount of $xxx.xx which is payable on x/xx/xxxx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
No comments have been found stating the borrower’s income was impacted by covid-19.
Subject loan is a streamline refinance. Bxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent xxA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000001000000000000000000 Tape Value: MCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at xx Current UPB xx
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows the loan is uninsured as the subject loan is older than x year. The subject loan originated on xx Further details not provided."
* MI, FHA or MIC missing and required (lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing Initial xxxx_Application (lvl 3)     "Initial application signed by the borrower is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			723	701
67984511	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$15,315.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,590.06	6.000%	360		xx	xx		Commercial	Fixed		Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	793	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was xx No active judgments or liens found. xx The first installment of county taxes for xxxx was paid off in the amount of $x,xxx.xx on x/xx/xxxx. The second installment of county taxes for xxxx is not yet posted. xx The first installment of county taxes for xxxx was paid off in the amount of $x,xxx.xx on x/xx/xxxx. The second installment of county taxes for xxxx is not yet posted. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is xx	Collections Comments:The loan is performing. According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per servicing comment dated xx/xx/xxxx, the property is owner-occupied. As per servicing comment dated xx/xx/xxxx, the subject property is located in a xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Borrower Last Name Loan Value: MLP Properties, LLC Tape Value: MLP LLC |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Current Value Date Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type: Field: Mortgage Type Loan Value: Commercial Tape Value: Conventional Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows QM Designation:: _NA_SND Bucket:: delinquency. SND Reason" Repurchase - EPD. Know Exceptions::xx	* Application Missing (lvl 2) "Final application is missing from loan documents." * Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2) "Initial escrow account disclosure signed by borrower is missing from loan documents." * Prepayment Rider Missing (lvl 2) "Prepayment penalty rider is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			793	Not Applicable
95817940	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,446.50	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$985.15	6.250%	360	xx	xx	Commercial	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	758	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated onxx There is a prior judgment active against the subject borrower in the amount of $x,xxx.xx in favor of "xx There are multiple prior state tax liens active against the subject borrower in the total amount of $x,xxx.xx in favor of same plaintiff xx The second installment of combined tax for xxxx is due on x/xx/xxxx in the amount of $x,xxx.xx. Water/sewer charges are due in the amount of $xx.xx on x/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure and bankruptcy evidence has been found.
BWR employment details are not available. The subject loan is NOO. xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application Missing Dicsloures Prepayment Penalty Rider	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.12   Tape Value: 1.16   Variance: -0.04   Variance %: -3.44827%   Comment: Debt service coverage ration (DSCR) 0.78.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: 30 (Days)   Variance %:    Comment: Interest paid through date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is commercial.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 00000000101000001000 Tape Value: MMMMMMMCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Application Missing (lvl 3) "Final application signed by the borrower is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "Subject approved as NOO. The tape shows the loan is EPD, i.e., an early payment default. Further details were not provided. According to the payment history as of xx the borrower is current with the loan. The next due date is xx
* Missing Initial xxxx_Application (lvl 3)     "The initial application signed by the loan originator is missing from the loan documents."
* Missing Required Disclosures (lvl 3)     "Home loan toolkit is missing from the loan documents."
																																																																																							* Prepayment Rider Missing (lvl 3) "Prepayment penalty rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			787	Not Applicable
60639723	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,529.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,558.94	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	681	Not Applicable	47.056%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx and recorded oxx No active judgments or liens were found. The xnd installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is xx	Not Applicable	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.056%   Tape Value: 53.729%   Variance: -6.673%   Variance %: -6.67300%   Comment: Seller tape shows DTI Ratio percent is 53.729% as per the latest document is 47.056%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows Borrower First Name is xx as per the Note document is xx     Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: Seller tape shows Borrower Last Name is xx
Field: Current Value   Loan Value: Not Applicable   Tape Value: $393000.00   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 3/xx/2023   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000000 Tape Value: MMMMMMMMMMMMMMMMMCCCCCCC Variance: Variance %: Comment: The PH string is 000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows rental income miscalculation. Revised DTI is xx%. Lender defect. Subject loan originated on xxx and the x-year SOL is active.xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			711	Not Applicable
59280058	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,922.19	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,350.82	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	766	Not Applicable	13.178%	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2023	$332,617.54	Not Applicable	6.000%	$1,994.21	05/xx/2023	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is a junior mortgage against the subject property in favor oxx No active judgments or liens were found. The combined annual taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is xx	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per collection comment dated x/xx/xxxx, the borrower's income was impacted by Covid pandemic. The FB plans ran and were extended several times starting on xx/xx/xxxx. Further details not provided.
The loan was modified on x/xx/xxxx with a new UPB of $xxx,xxx.xx, and the first payment due date was x/xx/xxxx.
No evidence of damage or repair was found.
No record of post-closing bankruptcy was found.
No foreclosure activity has been found.
The covid-19 attestation is available at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower "xxAs per the modified terms, the UPB is $xxx,xxx.xx. The borrower promised to pay the modified UPB with a fixed interest rate of x.xx% in monthly installments of $xxxx.xx (P&I) starting on x/xx/xxxx. The new maturity date will bexx	Missing or error on the Rate Lock	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 391 |---| -31 |----| -7.92838% Comment: Amortization Term Months is 360 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 13.178%   Tape Value: 13.209%   Variance: -0.031%   Variance %: -0.03100%   Comment: Borrower DTI Ratio percent is 13.178%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current Value is N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 4/xxx19/2023   Variance:    Variance %:    Comment: Current Value date is N/A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 9/xx/2020   Tape Value: 1/xx/2024   Variance: -1217 (Days)   Variance %:    Comment: Interest Paid Through Date is 9/xx/2020.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 391   Variance: -31   Variance %: -7.92838%   Comment: Loan Original Maturity Term Months is 360   Tape Source: Initial   Tape Type:
Field: MI Company   Loan Value: Genworth   Tape Value: PMI   Variance:    Variance %:    Comment: MI Company is xx   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: $1xx994.22   Variance: $-643.40   Variance %: -32.26324%   Comment: Original Stated P&I is $1350.82   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000044444444444444 Tape Value: 8999999999999999CCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows lender required to use x years taxes but only used x year to qualify. BWR did not file tax returns for xxxx-xxxx. Further details not provided. Lender defect. The subject loan was originated on xx and the x-year SOL has expired. BWR has been SE at Amare International for x.x years, with a FICO of xxx and $xxK equity in the subject." * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			686	Not Applicable
68596011	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,839.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,148.25	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	49.278%	First	Final policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx in the amount of $x,xxx.xx which was recorded on xx There are multiple permits recorded against the subject property under different xx . The status of all the permits is expired and inactive. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: cc Comment: Borrower first name is xx . Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 8/xx/2023   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx Coverage Amount   Loan Value: 16.000%   Tape Value: 30.000%   Variance: -14.000%   Variance %: -14.00000%   Comment: MI coverage amount is 16%.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000 Tape Value: MMMMMMMMMMMMMMMMMMMMCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows, including the balance of the second mortgage of $x,xxx.xx, the LTV/CLTV is at xx.xx%. The investor inquires if the bid includes the second mortgage. Further details not provided." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed mortgage debt on REO properties. The revised DTI is xx%. Further details not provided. BWR defect. Subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			788	Not Applicable
81843809	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,373.98	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,019.46	6.985%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	776	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The xnd installment of town taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 0.000% |---| |----| Comment: Borrower DTI ratio percent is U/A. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Current value date is N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does not required MI Cert.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure activity has been found.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Alternative   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mod step indicator N/A.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 00010000000000000000 Tape Value: MMMMMMCCCCCCCCCCCCCCC1CC Variance: Variance %: Comment: The payment history string is 0004mmmmm0000000000000. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows lender was unable to sell loan as primary investor closed and did not meet other guidelines. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			765	Not Applicable
52028408	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$9,063.90	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,493.23	7.070%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	764	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens found. Annual county taxes for xxxx were paid off in the amount of $x,xxx.xx on xx/xx/xxxx. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx. No foreclosure activity has been found. No bankruptcy-related details have been found. As per the seller’s tape data, the subject property is investment. Information regarding the damage and repair is not available in the latest servicing comments. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 0.000% |---| |----| Comment: Tape Source: Initial Tape Type: Field: Loan Documentation Type Loan Value: Alternative Tape Value: Full Documentation Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows lender was unable to sell loan as primary investor closed and did not meet other guidelines. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			767	Not Applicable
58409991	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,226.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,141.56	$2,510.63	9.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
All prior year’s taxes have been paid.
Water/sewer charges have been delinquent in the amount of $xxx.xx which were good through x/xx/xxxx.
As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.
The borrower has been making interest only payments.
Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 240 |---| 120 |----| 50.00000% Comment: As per note. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 12/xx/2022   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.03   Tape Value: 1   Variance: 0.03   Variance %: 3.00000%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000000000 Tape Value: MMMMMMMMMMMMCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (lvl 3) xx is a foreign national, and the tape shows the investor approved the loan with the exception for $xxK gift fund being used for funds to close. Total assets available of $xxxK satisfy the cash to close requirement of $xxxK. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25749521	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$467.90	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	690	Not Applicable	46.775%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx There is a state tax lien found against the borrower in favor of xx in the amount of $x,xxx.xx which was recorded on xx/xx/xxxx. Taxes are to follow. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which applied for x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.
The reason for default is not available.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per seller’s tape data, the subject property is owner occupied.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock		3: Curable		* ComplianceEase Exceptions Test Failed (lvl 3) "This loan failed the Pennsylvania license validation test." * Property Marketability Issues (lvl 3) "Tape shows subject condo is ineligible. The review of the condo questionnaire shows that a special assessment of $xM for decorating the condo project has been planned. Appraisal report does not reflect any interior damage. Further details not provided. xx search shows an estimated value of $xxxK. Current UPB $xxK."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			695	Not Applicable
19048160	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$464.76	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,608.23	7.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	717	Not Applicable	33.171%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx. The servicing comments reflect the payments made in the month of August xxxx by the borrower.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is payment dispute. Further details not provided.
As per the comment dated xx/xx/xxxx, the subject property is owner-occupied, and the borrower intends to keep the property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: 30-day Average SOFR Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate   Loan Value: 12.125%   Tape Value: 5.000%   Variance: 7.125%   Variance %: 7.12500%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 2.683%   Variance %: 2.68300%   Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 12/xx/2022   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: xx   Tape Value: xx   Variance: -31 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: 366 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 1/xx/2033   Tape Value: 2/xx/2033   Variance: -31 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx Tape Value: 12/xx/2022   Variance: -1 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000110000 Tape Value: MMMMMMMMMMMMMCCCC11CCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Tape shows the loan failed a four-day waiting period test for the revised xx dated xx/xx/xxxx, as the receipt date of xx/xx/xxxx is not x days prior to the consummation date of xx/xx/xxxx. Further details not provided."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx does not reflect points - loan discount fee. The final CD dated xx/xx/xxxx reflects points - loan discount fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx does not reflect appraisal re-inspection fee. The final CD dated xx/xx/xxxx reflects appraisal re-inspection fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase x% tolerance test. Initial loan estimate dated xx/xx/xxxx reflects investor review fee at $xxx.xx. The final CD dated xx/xx/xxxx reflects investor review fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.
Subject loan is purchase case, originated on xx
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			783	Not Applicable
10117435	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,584.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,091.27	7.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	775	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments were found. The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx. No evidence of foreclosure activity was found. xx No information has been found related to damage or repairs. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xx Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: Actual DTI ratio is not available.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Actual borrower last name is xx
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/xx/2023   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.35   Tape Value: 1.5   Variance: -0.15   Variance %: -10.00000%   Comment: Actual DSCR is 1.35.   Tape Source: Initial   Tape Type:
Field: Does Lender xx ?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000   Tape Value: MMMMMMMMCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (lvl 3) "Subject property is NOO. Seller tape shows initial CD timing error."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			808	Not Applicable
26109416	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,226.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,141.56	$2,510.63	9.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	No	Yes	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The annual county taxes for xxxx have been paid in the amount of $xxxx.xx.

As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The borrower is making interest only payments. The current interest payment is $xxxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx.

Collections Comments:The loan is currently performing.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
xx
The covid-19 attestation is available in loan file located at xx
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 240 |---| 120 |----| 50.00000% Comment: Amortization term months 360. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 12/xx/2022   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.03   Tape Value: 1   Variance: 0.03   Variance %: 3.00000%   Comment: DSCR is 0.88.   Tape Source: Initial   Tape Type:
Field: Does Lender xx xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original stated P&I xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000000000 Tape Value: MMMMMMMMMMMMCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (lvl 3) "Tape shows BWR is a foreign national, and an exception for the use of foreign assets was approved for the subject loan. Total verified assets of $xxxK satisfy the cash to close requirement of $xxxK. Further detail not provided. xx is current on the loan."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25734179	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,501.86	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,797.80	7.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	805	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The xnd installment of county taxes for xxxx is due in the amount of $ x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx, and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage. xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 0.000% |---| |----| Comment: Borrower DTI ratio percent is U/A. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/xx/2023   Variance:    Variance %:    Comment: Current value date is N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does not required MI cert.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No foreclosure activity has been found.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000002100000000   Tape Value: MMMMMMMMMCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of transaction per final CD is cash out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Sales price is N/A. Tape Source: Initial Tape Type:	3: Curable		* DSCR is less than x.xx (lvl 3) "The net operating income is $xx,xxx.xx, the annual payments (debt service) are $xx,xxx.xx, and their debt service cover ratio (DSCR) is x.xx%, which is less than x%." * Loan does not conform to program guidelines (lvl 3) "Subject is a NOO-DSCR loan. Tape shows defect that proceeds from investment property will be used to pay off personal family debt outside of closing. FCD reflects cash to xx of $xxxK. Further details were not found."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			805	Not Applicable
5009949	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$5,325.79	$5,195.89	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,985.13	7.499%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	780	781	16.625%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. Annual county taxes for xxxx are due on xx/xx/xxxx in the amount of $x,xxx.xx. Annual county taxes for xxxx have been delinquent in the amount of $x,xxx.xx which were good through x/xx/xxxx.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx Comment: Borrower DTI ratio percent is 16.625% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/2xx7/2023   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000001   Tape Value: MMMMMMMMMMMMMMMMMCC1CCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx  Variance:    Variance %:    Comment: Property address xx
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Tape shows the subject loan failed TRID finance charge test. Infinity's compliance report also shows that the loan failed TILA finance charge test. TRID/TILA Sol xx
* Loan does not conform to program guidelines (lvl 3)     "Tape shows delinquency and first payment date was x/xx/xxxx. The payment of x/xx/xxxx was made on x/xxxx.  All other payments made timely. ACH set up with first payment to draft x/xx/xxxx. As per PH, the borrower is current with the loan and next due date is x/xx/xxxx."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase TILA Test Failed (lvl 2) "Loan failed finance charge test due to finance charge disclosed on final CD as $xxx,xxx.xx, calculated finance charge is $xxx,xxx.xx for an under disclosed amount of $xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a purchase, originated on x/xx/xxxx and the SOL is x year."		Moderate	Not Covered	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	767
26761163	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,106.12	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,904.42	7.750%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	711	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is open code violation lien against the subject property with xx
The annual water charges for xxxx have been due on xx/xx/xxxx in the amount of $xxx.xx
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: 0.000% |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: Borrower is xx    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: xx   Tape Value: xx   Variance: 0.10   Variance %: 6.49350%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment: Mortgage type is commercial.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000   Tape Value: MMMMMMMMMMCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment: Purpose of refinance is Cash Out.   Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Subject is a NOO-DSCR loan, and the tape shows proceeds from the cash were used to pay off the borrower's consumer debts. Subject loan was considered primary. Borrower is paying off consumer debts of $xxxxx.xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
94175131	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,483.34	xx	Unavailable	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,085.82	5.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	640	Not Applicable	32.619%	First	Final policy	Not Applicable	Not Applicable	05/xx/2023	$254,000.00	Not Applicable	6.250%	$1,563.92	05/xx/2023	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The combined taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx. The annual water charges for xxxx are due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB per tape is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB per tape is $xxx,xxx.xx.
The loan was modified on x/xx/xxxx with a modified UPB of $xxx,xxx.xx.
According to the PACER, the borrower xx
As per the updated title report dated x/xx/xxxx, the FC action was initiated several times and the latest notice of lis pendens was filed on x/xx/xxxx which was later released or cancelled on x/xx/xxxx.
No information has been found related to damage or repairs in the available collection comments.

Foreclosure Comments:As per the updated title report dated x/xx/xxxx, the FC action was initiated several times and the latest notice of lis pendens was filed on x/xx/xxxx which was later released or cancelled on x/xx/xxxx.
Bankruptcy Comments:According to the PACER, the borrower, xx	The loan modification agreement was made between the borrower "xx . As per the modified terms, the UPB is $xxx,xxx.xx. The borrower promised to pay the modified UPB with a fixed interest rate of x.xx% in monthly installments of $xxxx.xx (P&I) starting on xx	Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: 32.619%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 96.500%   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 023210000044444444321000 Tape Value: 2CCCC12345678998CCCCCC11 Variance: Variance %: Comment: 01021MMMMMMMMMMM43210000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* MI, xx or xx missing and required (lvl 2) "FHA xx certificate is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			629	Not Applicable
67398335	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,120.95	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$967.79	10.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	73.954%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx in the amount of $xx,xxx.xx which was recorded on xx with xx There is a junior state tax lien in favor of The xx of Revenue in the amount of $xxx.xx which was recorded on xx/xx/xxxx. But the xx provided on supporting document is inconsistent with the borrower's xx No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of xx.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx with an interest rate of xx.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xx,xxx.xx. No bankruptcy and foreclosure evidence has been found. No damage or repairs have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Report Flood Certificate	Field: Borrower DTI Ratio Percent Loan Value: 73.954% Tape Value: 47.040% |---| 26.914% |----| 26.91400% Comment: 73.954 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: 8.00%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Not Applicable Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows HUD-x is missing. Review of loan file shows HUD-x is available."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences."
* GSE Points and Fees Test Violations (lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx

The below fees were included in the test:

Mortgage Broker Fee (Direct) paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx
Document Preparation Fee paid by Borrower: $xxx.xx
Attorney's Fee (Other) paid by Borrower: $xxx.xx"
* Missing credit report (lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (lvl 2)     "The flood certification document is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand dated by borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			578	Unavailable
82332130	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,244.76	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$1,014.73	$1,383.92	6.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/xx/2019	$195,723.23	$25,523.23	3.000%	$639.04	05/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is junior mortgage active against the subject property in favor of xx There are two judgments active against the borrower (property) in favor of different plaintiffs in the amount of $x,xxx.xx. Both were recorded on x/xx/xxxx and x/xx/xxxx. xth half city taxes for xxxx are due on x/xx/xxxx in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
No damages have been reported.
No foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under chapter- xx with the xx . The POC was filed on xx/xx/xxxx, with the claim amount of $xxx,xxx.xx and the arrearage amount is $xx,xxx.xx. The chapter xx plan was confirmed on xx/xx/xxxx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $xx,xxx.xx. As per xx was converted to chapter-x on xx/xx/xxxx. There is no comment indicating a cram down. The case was discharged on x/xx/xxxx and terminated on x/xx/xxxx.	The modification agreement was made between the lender and borrower on x/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning on xx The deferred balance amount is $xx,xxx.xx and interest bearing is $xxx,xxx.xx.	Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -105 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -22.56200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows HUD-x is missing. Review of loan file shows HUD-x is available."	* Application Missing (lvl 2) "Final xxxx application is missing from the loan documents."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan failed TILA APR test due to Calculated APR of x.xxx% exceeds Disclosed APR of x.xxx% over by x.xxx%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (lvl 2)     "Final truth in lending disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (lvl 2)     "An appraisal report at origination is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "Right of rescission is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			711	Not Applicable
38900905	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,393.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,405.07	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	757	730	44.871%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No foreclosure and bankruptcy evidence has been found.
As per the collection comment dated x/xx/xxxx and x/xx/xxxx, the servicer provided covid-19 FB plan that ran from x/xx/xxxx to x/xx/xxxx.
The loan was originated on x/xx/xxxx. The covid-19 attestation is located at “xx
xx
As per the collection comment dated x/xx/xxxx, the subject property was damaged due to lightning on x/xx/xxxx. The actual loss amount is not available. The loss draft claim check was received in the amount of $xx,xxx.xx on x/xx/xxxx. As per the BPO report dated xx/xx/xxxx located at “xx there was siding damage on the garage and the cost of repair is $xxx.xx. No comments have been found regarding repair completion.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per note borrower 2 first name is xx Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: As per note borrower 2 last name is xx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per final 1008 and DU borrower DTI is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 2/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000120121111110000000   Tape Value: CCCCCCCCCCCCC11111111C12   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: AS per final CD purpose of transaction is cash out Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows CD issue date is not provided. Further details not found. Subject loan is a refinance case, originated on x/xx/xxxx and the x-year SOL is expired."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			547	616
72875200	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	xx	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,625.14	8.840%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	583	548	41.103%	First	Final policy	Not Applicable	Not Applicable	12/xx/2022	$250,000.00	Not Applicable	5.750%	$1,458.93	12/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is a state tax lien against the borrower in the favor of the xx There is one junior mortgage active against the subject property in favor of xx There is one civil judgment against the borrower in favor of xx No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower has been delinquent for x month, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.
According to payment history as of x/xx/xxxx, the borrower has been delinquent for x month, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the trial document located at “xx ,” the borrower was approved for a x-month trial plan, which will begin from xx/xx/xxxx to xx/xx/xxxx with a monthly amount of $x,xxx.xx.
As per the foreclosure invoice located at "xx ," the foreclosure was initiated on the loan in xxxx, and the first legal action was filed on xx/xx/xxxx. The FC was put on hold as the borrower filed for bankruptcy on xx/xx/xxxx. Further details not provided.
According to the PACER, the borrowers, xx
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The modification agreement was made between the lender and borrower on xx/xx/xxxx.
Foreclosure Comments:As per the foreclosure invoice located at "xx ," the foreclosure was initiated on the loan in xxxx, and the first legal action was filed on xx/xx/xxxx. The FC was put on hold as the borrower filed for bankruptcy on xx/xx/xxxx. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrowers, xx . As per voluntary petition Schedule D, the amount of the claim without deducting the value of the collateral is $xxx,xxx.xx, and the value of the collateral is $xxx,xxx.xx. The unsecured portion is $x.xx. The POC xx was filed by the creditor xx Management Services on xx/xx/xxxx for the secured claim amount of $xxx,xxx.xx, and the amount of arrearage is $xx,xxx.xx. The Chapter xx plan was confirmed on xx/xx/xxxx. The bankruptcy case is still active.	The modification agreement was made between the lender and borrower on xx/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning on xx . The loan has been modified three times since origination.	Loan Program Info Disclosure Notice of Servicing Transfer	Field: Borrower #2 Last Name Loan Value: xx Tape Value: Canales |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx    Tape Value: xxx   Variance: -4xx.830%   Variance %: -4.83000%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: 12/xx/2022   Variance: -5935 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 112112000000004444444444 Tape Value: MMMMMMMMMMCCCCCCCC12CCC1 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Lost Note Affidavit (lvl 3) "The lost note affidavit available in the file located at “xx “ shows that the original note has been misplaced, destroyed, or lost. A copy of the note is available in the loan file located at “xx	* Loan program disclosure missing or unexecuted (lvl 2) "The amortization type is ARM. Loan program disclosure is missing from the loan documents." * Note has LIBOR Index with Replacement Clause (lvl 2) "Note states, if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice." * Notice of Servicing Transfer missing or unexecuted (lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	530
81212164	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$38,667.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,506.55	6.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	34.674%	First	Final policy	Not Applicable	Not Applicable	07/xx/2021	$1,189,474.12	Not Applicable	6.125%	$6,648.59	07/xx/2021	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is an active mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
There is a mortgage against the subject property, which was recorded prior to the subject mortgage. The prior mortgage was originated on xx
The first installment of county taxes for xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xx,xxx.xx (PITI) which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $x,xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $x,xxx,xxx.xx.
As per the latest BPO report dated xx/xx/xxxx, which is located at “xx ,” the subject property is occupied and in good condition.
As per the comment dated xx/xx/xxxx, the borrower's income is impacted by covid-19. Further details not provided.
The modification agreement was made between the lender and borrower on x/xx/xxxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on x/xx/xxxx. As per the modified term, the new principal balance is $x,xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning on xx	Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |---| -120 |----| -25.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: 0.000%   Variance: 34.674%   Variance %: 34.67400%   Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 2/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2021   Tape Value: 7/xx/2021   Variance: -11 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 6/xx/2007   Tape Value: 7/xx/2021   Variance: -5144 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 5/xx/2007   Tape Value: 1/xx/2024   Variance: -6066 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 3.684%   Tape Value: 4.211%   Variance: -0.527%   Variance %: -0.52700%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The tape shows HUD-x is missing. Review of loan file shows an unexecuted copy of HUD-x is available, and CE was run using an unexecuted copy." * Not all borrowers signed HUD (lvl 3) "Final HUD-x is available in the loan file but it is not signed by the borrower."	* ComplianceEase State Regulations Test Failed (lvl 2) "Loan failed state regulations prohibited fees test due to the inclusion of the below fees charged to the borrower;
Rate Lock Fee paid by Borrower: $xxx.xx"
* ComplianceEase TILA Test Failed (lvl 2)     "This loan failed the TILA APR test due to Calculated APR x.xxx% exceeds the disclosed APR of x.xxx% over by x.xxx%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* HUD-x Closing Statement missing or unsigned (lvl 2)     "Final HUD-x is missing from the loan documents and unexecuted copy of HUD-x is available atxx
* Missing Appraisal (lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing credit report (lvl 2)     "Credit report is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents"
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "The right of rescission document is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			734	686
95724766	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,210.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$1,435.42	$1,957.67	6.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2023	$254,596.94	Not Applicable	6.625%	$1,513.28	05/xx/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx/xx/xxxx and recorded on xx
There are x code enforcement liens found against the subject property filed by the xx
There is a credit card judgment found against the borrower in favor of xx
There is a state tax lien found against the borrower in favor of xx
The xst installment of county taxes for xxxx-xx was paid in the amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of county taxes for xxxx-xx is due in the amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last transaction was made on x/xx/xxxx in the amount of PITI $x,xxx.xx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
As per the collection comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19. The borrower was approved for the FB plan that ended on x/xx/xxxx.
No foreclosure activity has been found.
The loan was modified on x/xx/xxxx with a principal balance of $xxx,xxx.xx.
No post-close bankruptcy record has been found.
As per the collection comment dated x/xx/xxxx, the subject property was occupied by the owner. CCs do not show any damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrowers xx shows the new modified unpaid principal balance is $xxx,xxx.xx. The borrower agreed to pay the modified monthly P& I of $x,xxx.xx with a modified interest rate of x.xxx% starting on xx	Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 480 |---| -120 |----| -25.00000% Comment: 360 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: un   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 2/xx/2023   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 12/xx/2006   Tape Value: 5/xx/2023   Variance: -5995 (Days)   Variance %:    Comment: 12/xx/2006   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yES   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: na   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 480   Variance: -120   Variance %: -25.00000%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1957.67   Tape Value: $1435.42   Variance: $522.25   Variance %: 36.38307%   Comment: The original P&I per note is $1,957.67.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000010011004444444444444 Tape Value: 999999999999999999CCC11C Variance: Variance %: Comment: The PH string is MM100110044444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (lvl 2) "The final xxxx application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (lvl 2)     "This loan failed the per diem interest amount test. The per diem interest amount charged on the loan ($xxx.xx) exceeds the per diem interest charge or credit threshold ($xx.xx)."
* ComplianceEase TILA Test Failed (lvl 2)     "Loan failed TILA APR test due to Calculated APR of x.xxx% exceeds Disclosed APR of x.xxx% over by x.xxx%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "The right of rescission document is missing from the loan files."	* Credit score not provided (lvl 1) "Credit score not provided."	Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	547
54247013	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,588.92	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,325.78	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	668	Not Applicable	19.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is a xx Statement against the subject property in favor of “xx The second installment of town taxes for xxxx is due in the amount of $x,xxx.xx. No prior year delinquent taxes have been found.	According to the payment history on the seller’s tape dated x/xx/xxxx, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history on the seller’s tape dated x/xx/xxxx, the borrower is current with the loan. Unable to determine the last payment received date. The next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx. The UPB is $xxx,xxx.xx.
As per comment dated x/xx/xxxx, the RFD is curtailment of income.
As per BPO report dated xx/xx/xxxx located at “xx ”, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
As per comment dated x/xx/xxxx, the borrowers income was impacted by covid-19. The forbearance plans ran and were extended several times from x/xx/xxxx to x/xx/xxxx.
xx
The loan was originated on x/xx/xxxx. The covid-19 attestation is located at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 11/xx/2023   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: MM0000000044444444444444 Tape Value: 3456789999999999999CCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			723	Not Applicable
96860763	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,869.34	xx	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,440.51	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	44.792%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. xnd half county taxes for xxxx are due on x/xx/xxxx in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
As per comment dated x/xx/xxxx, borrower’s income is impacted by covid-19. Further details not provided.
The covid-19 attestation is located at xx Page#xxx.
As per comment dated x/xx/xxxx, subject property has been occupied by owner.
No damages have been reported.
No details related to the bankruptcy have been found.
xx

Foreclosure Comments:As per comment dated xx/xx/xxxx, the foreclosure was initiated in xxxx. The complaint was filed on x/xx/xxxx. The FC sale was scheduled for x/xx/xxxx. The FC was put on hold as the loan was reinstated. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 0.460% |----| 0.46000% Comment: As per final 1008 and LP borrower DTI is 44.792%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 12/xx/2s023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Subject loan was a NOO loan and the CD shows proceeds in the amount of $31,xx were used for non-mortgage debt. The loan was tested for compliance through CE.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 000000000144444321000010 Tape Value: C1C1C1CCCC1C3456781CCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Subject loan was a NOO loan and the CD shows proceeds in the amount of $xx,xxx.xx were used for non-mortgage debt. The loan was tested for compliance through CE." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Right of Rescission missing or unexecuted (lvl 3) "ROR is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $xx,xxx.xx and the loan was underwritten by LP xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			547	Not Applicable
81067243	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$958.72	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$697.87	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	701	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. xnd half county taxes for xxxx are due on x/xx/xxxx in the amount of $xxx.xx. Water/sewer charges have been delinquent in the amount of $x,xxx.xx which were good through x/xx/xxxx.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is $xxx,xxx.xx. The borrower made multiple payments on xx/xx/xxxx in the amount of $x,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xxs   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/xx/2023   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 2.59   Tape Vsalue: 2.57   Variance: 0.02   Variance %: 0.77821%   Comment: DSCR is 5.32   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Alternative   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010204432100000000000000   Tape Value: MMMMMCCCCCCCCCCCCCC12345   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Application Missing (lvl 3) "Final application is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			789	Not Applicable
23362254	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,149.53	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$747.77	4.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2016	$139,240.03	Not Applicable	3.875%	$571.16	04/xx/2016	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of tape data payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The details of last payment received are not available. The current P&I is $xxx.xx and interest rate is x.xxx%. The UPB is $xxx,xxx.xx. The borrower made x payments on x/xx/xxxx in the amount of $x,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
As per comment dated x/xx/xxxx, borrower’s income was impacted by covid-19. FB plan was approved for x months, which started on x/xx/xxxx and ended on xx/xx/xxxx.
As per comment dated x/xx/xxxx, subject property has been occupied by owner.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on x/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $xxx.xx monthly with a modified interest rate of x.xxx% beginning xx	Credit Application Final Truth in Lending Discl. Good Faith Estimate HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 510 |---| -150 |----| -29.41176% Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: Natalie   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 11/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 510   Variance: -150   Variance %: -29.41176%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 106.115%   Variance: -6.115%   Variance %: -6.11500%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MM0000MMM4M4M44444444321   Tape Value: 73433444333444452345CCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (lvl 3) "Final HUD-x settlement statement along with estimated HUD-x and itemization of fees are missing from the loan documents." * Loan does not conform to program guidelines (lvl 3) "Tape and review of loan file show HUD-x is missing."	* Application Missing (lvl 2) "Final xxxx application is missing from the loan documents."
* Final TIL Missing or Not Executed (lvl 2)     "The final TIL is missing from the loan documents. The annual percentage rate x.xx% less than stated original rate x.xxx%."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final good faith estimate is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial good faith estimate is missing from loan documents."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "Initial truth in lending disclosure is missing from the loan documents."
* Missing Appraisal (lvl 2)     "An appraisal report at origination is missing from the loan documents. xx  search shows an estimated value of $xxxK. Current UPB $xxxK."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in NC. The following state disclosures are missing in the loan documents;
x. Credit Property Insurance Disclosure
x. Priority of Security Instrument Disclosure
x. Attorney Selection Disclosure."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "Right of rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			464	708
31674692	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$933.35	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$524.62	6.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	Unavailable	70.239%	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2017	$85,909.79	$11,140.00	3.750%	$300.97	08/xx/2017	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx There is a notice of commencement against the subject property located at “xx ” for the improvement of two bathrooms with hot & cold water. The amount of improvement is not mentioned in the supporting document. The annual installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of PITI $x,xxx.xx which includes the P&I of $xxx.xx applied for the due date of x/xx/xxxx. The current rate of interest is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xx,xxx.xx.
The loan was modified on x/xx/xxxx with the principal balance of $xx,xxx.xx.
The foreclosure was initiated in xxxx with the loan. The notice of lis pendens located at xx  shows that the foreclosure complaint was filed on xx/xx/xxxx in favor of “xx  which was recorded on xx ” shows that the foreclosure complaint was released on xx/xx/xxxx. Further details not provided.
No post-close bankruptcy record has been found.
As per the collection comment dated x/xx/xxxx, the subject property was occupied by the unknown party. CCs do not show any damage.

Foreclosure Comments:The foreclosure was initiated in xxxx with the loan. The notice of lis pendens located at “xx  shows that the foreclosure complaint was filed on xx  The notice of release of lis pendens located at xx  shows that the foreclosure complaint was released on xx/xx/xxxx. Further details not provided.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower “xx shows the new modified unpaid principal balance is $xx,xxx.xx out of which $xx,xxx.xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of $xxx.xx with a modified interest rate of x.xxx% starting on xx	Hazard Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 607 |---| -247 |----| -40.69192% Comment: 360 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: 70.239%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 1/xx/2024   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: 1/xx/2007   Variance: 27 (Days)   Variance %:    Comment: 2/xx/2007   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 607   Variance: -247   Variance %: -40.69192%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000003221121   Tape Value: 1211223CCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 000000000000000003221121   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: Purchase Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* GSE Points and Fees Test Violations (lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds." * Missing proof of hazard insurance (lvl 2) "Hazard insurance policy document is missing from the loan document."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			691	Not Applicable
43292164	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,405.78	xx	xx	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,345.70	$1,475.71	8.125%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	Yes	615	Not Applicable	Unavailable	First	Final policy	Not Applicable	xx	04/xx/2022	$457,903.43	Not Applicable	5.250%	$2,528.56	05/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is one junior mortgage active against the subject property in favor of xx There is one credit card judgment against the borrower in favor ofxx The annual installments of county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
As per the comment dated xx/xx/xxxx, the reason for default is excessive obligations.
As per the comment dated xx/xx/xxxx, an escrow payment dispute has been notified. Further details not provided.
As per the comment dated xx/xx/xxxx, the borrower informed the servicer that they have property problems. No comments have been found regarding the damages, the estimated cost to repair the damages, or the completion of the repairs.
According to the PACER, the borrower, xx
The foreclosure was initiated on the loan in xxxx. As per the notice of lis pendens located at “xx in favor of xx
The modification agreement was made between the lender and borrower on x/xx/xxxx.
Foreclosure Comments:The foreclosure was initiated on the loan in xxxx. As per the notice of lis pendens located at “xx,” the complaint was filed on xx/xx/xxxx in favor of xx . Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower,xx As per voluntary petition schedule D, the amount of the claim without deducting the value of the collateral is $xxx,xxx.xx, and the value of the collateral is $xxx,xxx.xx. The unsecured portion is $xx,xxx.xx. The POC was filed by the creditor, Fay Servicing, LLC, on xx/xx/xxxx for the secured claim amount of $xxx,xxx.xx, and the amount of arrearage is $xxx,xxx.xx. The chapter xx plan was confirmed on xx/xx/xxxx. The bankruptcy was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx.	The modification agreement was made between the lender and borrower on x/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning on xx The loan has been modified once since origination.	Missing Required State Disclosures Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 480 Tape Value: 547 |---| -67 |----| -12.24862% Comment: 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: UA   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 3/xx/2023   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2022   Tape Value: 5/xx/2022   Variance: -27 (Days)   Variance %:    Comment: 4/xx/2022   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Only Period?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 547   Variance: -187   Variance %: -34.18647%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1475.71   Tape Value: $1345.70   Variance: $130.01   Variance %: 9.66114%   Comment: UA   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.12500%   Tape Value: 5.25000%   Variance: 2.87500%   Variance %: 2.87500%   Comment: 8.1250%   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 011100000000000000000044 Tape Value: MMMMMMMMMCCCCCCCCCCCCC11 Variance: Variance %: Comment: 111100000000000000000004 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final Application Incomplete (lvl 2) "The final application is missing from the loan file."
* Missing Required State Disclosures (lvl 2)     "The subject property is located in Florida. The following state disclosures are missing in the loan file;
x. Anti-Coercion Notice.
x. Title Insurance Disclosure.
x. Radon Gas Disclosure.
x. Insurance Sales Disclosure."
* Note has LIBOR Index with Replacement Clause (lvl 2)     "Note states, if the index is no longer available, the note holder will choose a new index that is based upon comparable information.  The note holder will give notice of this choice."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			617	Not Applicable
68551106	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,225.00	xx	Unavailable	No	Modification/Short Sale Pending	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$2,567.54	6.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	77.025%	First	Final policy	Not Applicable	Not Applicable	08/xx/2022	$409,358.76	Not Applicable	6.500%	$2,396.61	10/xx/2022	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx There is an active junior mortgage against the subject property in favor of xx No active judgments or liens were found. The taxes are to follow.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of x/xx/xxxx. The current monthly P&I is $x,xxx.xx, with an interest rate of x.xx%. The current UPB is $x.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $x.xx.
The reason for the default is not available.
The foreclosure was initiated in xxxx with the loan.  The foreclosure final judgment xx
No information has been found related to damage or repairs.
As per seller tape data, the property is owner-occupied.
As per the loan file, bankruptcy was filed by the borrower on x/xx/xxxx under Chapter xx with xx . The bankruptcy case was dismissed on xx/xx/xxxx. Further details were not found.
As per the documentxx , the covid-19 forbearance plan has been ended, and a plan was discussed to bring the loan current. Further details were not found.

Foreclosure Comments:The foreclosure was initiated in xxxx with the loan. The foreclosure final judgment xx  was entered on x/xx/xxxx. The foreclosure sale was scheduled for xx/xx/xxxx. But foreclosure was closed because the loan had been reinstated on xx/xx/xxxx. Further details were not found.
Bankruptcy Comments:Per PACER the bankruptcy was filed by the borrower on x/xx/xxxx under Chapter xx with xx Voluntary petition was filed on x/xx/xxxx, amount of claim is $xxx,xxx.xx and value of collateral is $xxx,xxx.xx, Hence, the unsecured amount is $x.xx. The POC was filed by the creditor, Capital Trust II, by the xx on x/xx/xxxx with the secured claim amount of $xxx,xxx.xx and arrearage of $xxx,xxx.xx. The amended chapter xx plan was filed on x/xx/xxxx, and the borrower has promised to make a monthly mortgage payment of $x,xxx.xx for xx months to the trustee under the chapter xx plan. The bankruptcy case was dismissed on xx/xx/xxxx and terminated on xx/xx/xxxx. Further details are not found.	This modification agreement was made on x/xx/xxxx with a new modified UPB amount of $xxx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xx% starting on xx	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 670 |---| -310 |----| -46.26865% Comment: 360 Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xxx   Variance: xx   Variance %: xxs   Comment: 77.025%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 3/xx/2023   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2022   Tape Value: 9/xx/2022   Variance: -3 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 670   Variance: -310   Variance %: -46.26865%   Comment: 360   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 75.818%   Tape Value: 84.909%   Variance: -9.091%   Variance %: -9.09100%   Comment: 75.818%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 6.25000%   Tape Value: 6.50000%   Variance: -0.25000%   Variance %: -0.25000%   Comment: 6.25000%   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 111000000000000004444444 Tape Value: 999999999CCCCCCCCCCCC111 Variance: Variance %: Comment: 1110000000000000044M44MM Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			670	Not Applicable
47287577	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,105.80	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,825.58	8.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	570	Not Applicable	41.853%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There are four issued permits xx No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. PH tape data as of x/xx/xxxx shows the current UPB in the amount of $xxx,xxx.xx. According to the payment history as of x/xx/xxxx, the service transferred on x/xx/xxxx with the amount of $xxx,xxx.xx and the PH shows the current UPB is $x.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. PH tape data as of x/xx/xxxx shows the current UPB in the amount of $xxx,xxx.xx. According to the payment history as of x/xx/xxxx, the service transferred on x/xx/xxxx with the amount of $xxx,xxx.xx and the PH shows the current UPB is $x.xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19.
xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.853% Tape Value: 41.292% |---| 0.561% |----| 0.56100% Comment: Seller tape shows borrower DTI ratio percent is 41.292% as per as per document is 41.853% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 5/xx/2023   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: First Rate Change Date   Loan Value: 5/xx/2024   Tape Value: 4/xx/2024   Variance: 30 (Days)   Variance %:    Comment: First rate change date is 4/xx/2024 as per Note is 5/xx/2024   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 5/xx/2024   Tape Value: 4/xx/2024   Variance: 30 (Days)   Variance %:    Comment: Next rate change date is 4/xx/2024 as per Note is 5/xx/2024   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000001222121111011111 Tape Value: MMMMMMMMM11C121222CCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, originated on xx/xx/xxxx and the SOL is x year."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test.
Loan estimate dated xx/xx/xxxx does not reflect Mortgage Broker Fee. Final CD dated xx/xx/xxxx reflects Mortgage Broker Fee at $x,xxx.xx.
Loan estimate dated xx/xx/xxxx reflects Processing Fee, Underwriting Fee, Appraisal Fee and Transfer Taxes  at $xxx.xx, $xxx.xx, $xxx.xx and $xxx.xx. Final CD dated xx/xx/xxxx reflects Processing Fee, Underwriting Fee, Appraisal Fee and Transfer Taxes at +$xxx.xx, +$xxx.xx, +$xx.xx and +$x,xxx.xx. This is a cumulative increase in fee of $x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated onxx
x
Loan failed charges that in total cannot increase more than xx% tolerance test. LE dated xx/xx/xxxx reflects the sum of Section C fees and Recording fee at $xxx.xx, CD dated xx/xx/xxxx reflects the sum of Section C and Recording fee at $x,xxx.xx. This is a cumulative increase of $xxx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx/xx/xxxx and the SOL is x year."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (lvl 2)     "The borrower's intent to proceed is missing in loan file."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (lvl 2) "Settlement services provider list is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			593	Not Applicable
64552594	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$562.89	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,035.87	3.000%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	673	768	33.299%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The annual combined taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx, and the rate of interest is x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 3/xx/2023   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000210000100000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: The PH string is 00021MMMM1000000000000000000. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated xx/xx/xxxx. Document tracker is missing and x business days were added to get receipt date xx/xx/xxxx which is after the Consummation date xx/xx/xxxx. The subject is a refinance, originated on xx/xx/xxxx and the x year SOL period is active."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (lvl 3)     "Home equity loan notice of address for borrower notification is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (lvl 3) "Tape shows loan failed the TILA rescission test due to the disbursement date of xx/xx/xxxx, less than x business days from the transaction date of xx/xx/xxxx, and does not satisfy the x-day waiting period. Further details not provided."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			742	751
24703343	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$800.05	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$409.20	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	641	643	38.392%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is a junior (open-end) mortgage against the subject property in favor of xx There is a prior IRS lien against the borrower “xx in the amount of $xxxx.xx in favor of Department of xx There is an IRS lien against the borrower “xx .” in the amount of $xxxx.xx in favor of Department of xx . There is a state tax lien against the borrower xx in favor of xx The county taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is one month delinquent with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx (PITI), which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of xx/xx/xxxx, the borrower is one month delinquent with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
As per the servicing comment dated xx/xx/xxxx, the reason for default is a curtailment of income.
No evidence has been found regarding the current or prior foreclosure proceedings.
No evidence of loan modification was found.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by the owner.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Missing Dicsloures Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 38.392% Tape Value: xx |---| 1.344% |----| xx Comment: Actual data shows borrower DTI ratio is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/xx/2023   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 103.216%   Tape Value: 101.441%   Variance: 1.775%   Variance %: 1.77500%   Comment: Actual data shows original CLTV is 103.216%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Actual data shows original LTV is xx   Tape Source: Initial   Tape Type: x
Field: Payment History String Loan Value: 111001111111010111112334 Tape Value: 554443211111C1C111111C11 Variance: Variance %: Comment: 121001111111010111112344 Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (lvl 3) "Final HUD-x reflects cash to borrower amount in hand written."	* Cash out purchase (lvl 2) "Subject loan is purchase case. Final HUD-x reflects cash to in the amount of $x,xxx.xx."
* ComplianceEase Risk Indicator is "Elevated" (lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Good Faith Estimate missing or unexecuted (lvl 2)     "Final GFE is missing from the loan documents."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan testxx due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "Initial TIL is not signed by borrower."
* MI, FHA or MIC missing and required (lvl 2)     "FHA mortgage insurance certificate is missing from the loan documents."
* Missing Initial xxxx_Application (lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing proof of hazard insurance (lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Missing Required Disclosures (lvl 2) "Home loan toolkit is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			607	474
68924576	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,333.43	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$590.22	7.700%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	631	Not Applicable	71.264%	First	Final policy	Not Applicable	Not Applicable	04/xx/2015	$89,163.93	Not Applicable	7.000%	$299.39	04/xx/2015	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx There is a junior mortgage against the subject property in favor of “xx There is a certificate of tax sale for xxxx RE taxes against the subject property in favor of “xx There is a certificate of tax sale for xxxx-xx sewer charges against the subject property in favor of “xx There is a credit card judgment found against the borrower in favor of “xx The xnd installment of combined taxes for xxxx is due for $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xxx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xx,xxx.xx.
As per the collection comment dated xx/xx/xxxx, the reason for default is a curtailment of income. xx
The loan was modified on x/xx/xxxx. As per the modification agreement xx  the modified balance is $xx,xxx.xx and the first modified payment due date was x/xx/xxxx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per the collection comment dated x/xx/xxxx, there is evidence of property damage. As per the comment dated xx/xx/xxxx, there was a leakage in the pipes, and xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower " xx . As per the modified terms, the unpaid principal balance was $xx,xx.xx. The UPB was adjusted to the new UPB of $xx,xxx.xx by waiving arrearage and reducing the principal balance. The forgiven amount is $xx,xxx.xx The borrower promised to pay the new UPB with a fixed interest rate of x.xx% in monthly installments of $xxx.xx (P&I) starting on xx	Loan Program Info Disclosure Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 71.264% Tape Value: 49.899% |---| 21.365% |----| 21.36500% Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 11/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $598.78   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 5/xx/2007   Tape Value: 4/xx/2015   Variance: -2892 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 6/xx/2007   Tape Value: 12/xx/2023   Variance: -6027 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.435%   Tape Value: 99.382%   Variance: -19.947%   Variance %: -19.94700%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 111011011222210000000111 Tape Value: 11111CCCCCC1222211C11C11 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "Tape shows Final HUD-x is missing from the loan documents, but HUD-x is available in the loan documents."	* GSE Points and Fees Test Violations (lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Note has LIBOR Index with Replacement Clause (lvl 2)     "Note states, if the Index is no longer available, the note holder will choose a new index that is based upon comparable information.  The note holder will give notice of this choice."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (lvl 2) "Notice of servicing transfer disclosure is missing from the loan documents."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			520	Not Applicable
85821718	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,184.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,117.47	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	710	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2019	$446,080.23	Not Applicable	4.375%	$1,969.71	04/xx/2019	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of school and county taxes for xxxx have been paid in the total amount of $xxxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
As per the comment dated xx/xx/xxxx, the reason for default is excessive obligations.
As per the comment dated xx/xx/xxxx, the subject property is occupied by unknown party. No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/xxxx, a payment dispute has been notified. Further details not provided.
As per the comment dated xx/xx/xxxx, the borrower was approved for a x-month RPP, which began on xx/xx/xxxx with a monthly amount of $x,xxx.xx.
As per the comment dated xx/xx/xxxx, the borrower's income was impacted by covid-19. Further details not provided.
The modification agreement was made between the lender and borrower on x/xx/xxxx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on x/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning on xx	Credit Application Hazard Insurance HUD-1 Closing Statement Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing DU/GUS/AUS Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer Origination Appraisal Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 8/xx/2023   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2019   Tape Value: 3/xx/2019   Variance: 7 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 12/xx/2024   Tape Value: 12/xx/2023   Variance: 366 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx Company   Loan Value: Unavailable   Tape Value: Other   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: xx Coverage Amount   Loan Value: Unavailable   Tape Value: 30.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 011230111111121000001012 Tape Value: 22C1CCCCC112111111C11231 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (lvl 3) "Final closing disclosure is missing from the loan documents."	* Application Missing (lvl 2) "Final application is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (lvl 2)     "Intent to proceed is missing from the loan file."
* MI, FHA or MIC missing and required (lvl 2)     "Mortgage insurance certificate is missing from loan documents."
* Missing Appraisal (lvl 2)     "Appraisal report is missing from the loan documents. PIW disclosure signed by the borrower is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (lvl 2)     "AUS report is missing from the loan documents."
* Missing Initial xxxx_Application (lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (lvl 2)     "Initial closing disclosure is missing from loan documents."
* Missing Initial LE (lvl 2)     "Initial loan estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (xxxx) is Missing (lvl 2) "Final transmittal summary is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			592	Not Applicable
98848959	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,439.28	5.000%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	658	Not Applicable	50.600%	First	Final policy	Not Applicable	Not Applicable	01/xx/2019	$264,892.64	Not Applicable	4.125%	$1,283.80	03/xx/2019	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. Tax status to follow. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated x/xx/xxxx, the subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The subject property is construction to permanent. The modification agreement was made on x/xx/xxxx between the borrowers “xx . As per the modified terms, the new principal balance is $xxx,xxx.xx. The borrower agreed to pay the P&I of $x,xxx.xx and an interest rate of x.xxx% beginning on xx	Initial 1003_Application Missing or error on the Rate Lock Mortgage Insurance Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 0.907% |----| xx Comment: Borrower DTI ratio percent is 50.60%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 8/xx/2023   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2019   Tape Value: 2/xx/2019   Variance: -28 (Days)   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 90.578%   Tape Value: 95.000%   Variance: -4.422%   Variance %: -4.42200%   Comment: Original CLTV ratio percent is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 90.578%   Tape Value: 95.000%   Variance: -4.422%   Variance %: -4.42200%   Comment: Original LTV ratio percent is xx    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000111111221111111111   Tape Value: 1111111111122111111CCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: xxs Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Loan has escrow holdback. No proof it was released (lvl 4) "Final HUD-x dated x/xx/xxxx reflects escrow holdback in the amount of $xxx,xxx.xx. Proof for release of escrow holdback is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "This loan failed the Pennsylvania license validation test. The Pennsylvania HB xxxx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November xth, xxxx."
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "Loan failed FHA QM safe harbor test threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% exceed by +x.xxx% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor test threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% exceed by +x.xxx% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
* Initial Good Faith Estimate is Missing (lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (lvl 2)     "Initial TIL is missing from the loan documents."
* MI, FHA or MIC missing and required (lvl 2)     "FHA MI certificate is missing from the loan documents."
* Missing Initial xxxx_Application (lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "Notice of servicing transfer is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx% as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			656	Not Applicable
97606526	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,895.64	xx	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,152.48	5.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/xx/2022	$438,780.68	$18,631.43	2.875%	$1,612.56	01/xx/2022	Financial Hardship	As per the review of updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is an active junior mortgage against the subject property in the amount of xx No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx and the deferred amount is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx and the deferred amount is $xx,xxx.xx.
No bankruptcy evidence has been found.
As per the collection comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19.
The foreclosure was initiated on the subject property. As per the UT report, the complaint was filed on x/xx/xxxx. But the FC document “xx shows the foreclosure case was dismissed and closed on x/xx/xxxx. The foreclosure was re-initiated in xxxx. The complaint has not been filed yet. As per the comment dated xx/xx/xxxx, the foreclosure case was closed as the loan was reinstated.
No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated on the subject property. As per the UT report, the complaint was filed on x/xx/xxxx. But the FC document “xx ” shows the foreclosure case was dismissed and closed on x/xx/xxxx. The foreclosure was re-initiated in xxxx. The complaint has not been filed yet. As per the comment dated xx/xx/xxxx, the foreclosure case was closed as the loan was reinstated.
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower xx with an effective date of xx/xx/xxxx and the new modified unpaid principal balance is $xxx,xxx.xx out of which $xxx,xxx.xx is interest bearing amount and deferred amount is $xx,xxx.xx. The borrower agreed to pay the modified monthly P&I of $x,xxx.xx with a modified interest rate of x.xxx% starting xx	Credit Report Loan Program Info Disclosure Notice of Servicing Transfer	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 637 |---| -277 |----| -43.48508% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 9/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2022   Tape Value: 12/xx/2021   Variance: 22 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 637   Variance: -277   Variance %: -43.48508%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2022   Tape Value: 1/xx/2024   Variance: -730 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.875%   Tape Value: 4.000%   Variance: -1.125%   Variance %: -1.12500%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.875%   Tape Value: 4.000%   Variance: -0.125%   Variance %: -0.12500%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00012234444400000M000000   Tape Value: CCCCCCCCCCCCC1112334FF2C   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Loan program disclosure missing or unexecuted (lvl 2) "The loan program disclosure is missing from the loan documents." * Missing credit report (lvl 2) "Credit report is missing from the loan file." * Note has LIBOR Index with Replacement Clause (lvl 2) "Note states, if the index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice." * Notice of Servicing Transfer missing or unexecuted (lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			556	Not Applicable
52592946	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	xx	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$392.69	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The RE tax status is not available. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx. The monthly P&I is $xxx.xx, and the interest rate is x.x%. The current UPB per tape is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB per tape is $xx,xxx.xx.
The loan is in foreclosure which was initiated on x/xx/xxxx. The FC sale was held on x/xx/xxxx and the property was in REO. The comment dated x/xx/xxxx shows that the sale was rescinded as the loan was reinstated. The sale rescission was completed on x/xx/xxxx. As per the comment dated x/xx/xxxx, the foreclosure filed was closed. Further details are not provided.
As per the servicing comment dated xx/xx/xxxx, the loan is in active litigation. The litigation action was filed on x/xx/xxxx. The reason for litigation is unable to be determined. No comment was found indicating the litigation action was resolved. As per the comment dated x/xx/xxxx, the foreclosure filed was closed. Further details are not provided.
No information has been found related to damage or repairs.

Foreclosure Comments:According to the collection comments as of x/xx/xxxx, the loan is in foreclosure which was initiated on xx. The FC sale was held on xx and the property was in REO. The comment dated x/xx/xxxx shows that the sale was rescinded as the loan was reinstated. The sale rescission was completed on xx. As per the comment dated x/xx/xxxx, the foreclosure filed was closed. Further details are not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Credit Report Good Faith Estimate Hazard Insurance Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $744.09   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000000123444444444444444 Tape Value: 5678FFFFFFFFFFFFFFFCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Mortgage Not Recorded (lvl 4) "As per tape data, the subject mortgage was originated on xx/xx/xxxx, but the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at xx * Type of Ownership is xx (lvl 4) "As per the assignment of lease document located at xx the borrower xx are lessee and they both originated the subject mortgage on xx	* Application Missing (lvl 2) "The final application is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (lvl 2)     "This loan failed the New York subprime home loan initial GFE disclosure date validation test. The loan has a closing date after February xx, xxxx, but the Initial GFE Disclosure Date was not provided. Effective xx amends the definition of fully indexed rate and requires the annual percentage rate to be calculated using the index rate on the loan on the date the lender provides the good faith estimate required under xx USC §xxxx et seq."
* Good Faith Estimate missing or unexecuted (lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Initial Good Faith Estimate is Missing (lvl 2)     "The initial good faith estimate is missing from the loan documents."
* Missing credit report (lvl 2)     "Credit report is missing from the loan documents."
* Missing proof of hazard insurance (lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* ROR not hand dated by borrower(s) (lvl 2)     "The right of rescission document is not hand dated by the borrowers."
																																																																																								* TIL not hand dated (lvl 2) "Final TIL is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			577	Not Applicable
45619804	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,084.63	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,838.09	3.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	Not Applicable	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2023	$429,046.97	Not Applicable	4.250%	$2,110.65	12/xx/2023	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
As per comment dated x/xx/xxxx, borrower’s income is impacted by covid-19. Further details not provided.
covid-19 attestation is located at “xx
As per comment dated x/xx/xxxx, subject property has been occupied by owner.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx/xx/xxxx. As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning on xx	Mortgage Insurance	Field: Amortization Term Months (CE, S&P) Loan Value: 360 Tape Value: 0 |---| 360 |----| Comment: Actual data shows amortization term months is 360. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment: Subject loan is streamline refinance. Hence DTI is not available.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 379   Variance: -19   Variance %: -5.01319%   Comment: Actual data shows loan original maturity term months is 360.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 110004444321100000000144 Tape Value: 99992111111C12122333CCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows VA closing costs. Infinity CE result shows the loan has passed TRID tolerance tests. Further details not provided."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "This loan failed the prohibited fees test. The following fees were included in the test: Attorney's Fee (Closing Agent Only) paid by Borrower: $xxx.xx Title CPL Fee paid by Borrower: $xxx.xx Underwriting Fee paid by Borrower: $xxx.xxx." * MI, FHA or MIC missing and required (lvl 2) "VA loan guaranty certificate is missing from the loan documents."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			505	Not Applicable
92513774	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$766.36	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$575.98	9.818%	Unavailable	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/xx/2013	$59,331.24	$794.08	5.000%	$354.15	08/xx/2013	Financial Hardship	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx There is a state tax lien on the subject borrower in favor of the xx There are x credit card judgments found against the borrower in the total amount of $xx,xxx.xx filed by different plaintiffs and recorded on different dates. The xxxx county annual taxes were paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current on the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx, which was applied to the due date of x/xx/xxxx. The P&I is $xxx.xx with an interest rate of x.xx%. The current UPB is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current on the loan, and the next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the servicing comment dated x/xx/xxxx, the subject property is owner-occupied.
As per the servicing comment dated xx/xx/xxxx, the borrower’s income has been impacted due to covid-19.
The comment dated xx/xx/xxxx shows that the subject property is occupied by the owner, and the borrower's intention is to keep the property. The reason for default is the unemployment of the borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made on x/xx/xxxx with a UPB amount of $xx,xxx.xx, out of which $xx,xxx.xx is the interest-bearing amount and the deferred amount is $xxx.xx. The borrower agreed to pay the modified monthly P&I of $xxx.xx with a modified interest rate of x.xx% starting on xx and continuing until the new maturity date of xx As per the modification agreement, the lender has forgiven the principal in the amount of $xx.xx.	Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Amortization Term Months (CE, S&P) Loan Value: 240 Tape Value: 288 |---| -48 |----| -16.66666% Comment: 240 Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: Unavailable   Tape Value: 8/xx/2013   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: Unavailable   Tape Value: 1/xx/2024   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: No Documentation   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 288   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $575.98   Tape Value: $0.00   Variance: $575.98   Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.81840%   Tape Value: 5.00000%   Variance: 4.81840%   Variance %: 4.81840%   Comment: 9.81840%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000010000021000000   Tape Value: 1CCC911123CCC111CCCCCC1C   Variance:    Variance %:    Comment: 000100000010000021000000   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: Refinance   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Refinance Tape Value: Purchase Variance: Variance %: Comment: Refinance Tape Source: Initial Tape Type:	3: Curable	* HUD-x Closing Statement missing or unsigned (lvl 3) "Final HUD-x settlement statement along with estimated HUD-x and itemization of fees are missing from the loan file." * Note is missing or unexecuted (lvl 3) "The loan was originated on x/xx/xxxx with a maturity date of x/xx/xxxx. A note document is missing from the loan file. The loan was modified on x/xx/xxxx. The lost note affidavit is available in the loan file located at xx ."	* Application Missing (lvl 2) "The final application is missing from the loan documents."
* Final TIL Missing or Not Executed (lvl 2)     "The final truth in lending disclosure is missing from the loan files."
* Missing Appraisal (lvl 2)     "An appraisal report at origination is missing from the loan file. xx  search shows an estimated value of $xxxK. Current UPB $xxK."
* Notice of Servicing Transfer missing or unexecuted (lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (lvl 2) "The right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			599	577
18378132	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,207.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,838.25	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	39.054%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for xxxx were paid in the total amount of $x,xxx.xx.
No prior year's delinquent taxes were found.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of P&I $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current rate of interest is x.xx%. The UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
Borrower has six months on the job as an IT specialist with xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* Property Marketability Issues (lvl 4) "Tape and review of the appraisal report show that the subject property zone is located in a commercial corridor, and xx City is a planned neighborhood of SFR. Further details not provided. Tape and file question if the subject is legally zoned. Pictures show subject may be a conversion of a prior commercial building based on parking lot configuration. xx	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx. The following fees were included in the test: Loan Origination Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
																																																																																							* GSE Points and Fees Test Violations (lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx. The following fees were included in the test: Loan Origination Fee paid by Borrower: $x,xxx.xx Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."			Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89802422	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,789.04	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,011.31	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	701	34.987%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is prior IRS lien active against the prior owner in favor of IRS in the amount of $xx,xxx.xx which was recorded on x/xx/xxxx. xst and xnd half county taxes for xxxx are due in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
xx
The appraisal report in the loan file is "as is" but the photo addendum of the subject property shows a broken walk-out basement door. The condition of the subject property is Cx, and minor deferred maintenance is required. Appraisal report does not reflect the cost to cure. CC does not show any damage.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock		4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report in the loan file is "as is" but the photo addendum of the subject property shows a broken walk-out basement door, front wood siding needs to be repaired. The condition of the subject property is Cx, and minor deferred maintenance is required. Appraisal report does not reflect the cost to cure. Updated xxxxD/Completion report is missing from the loan documents. Also, the final CD does not reflect any holdback."	* Assets do not meet guidelines (lvl 3) "Tape shows the gift of equity iao $xxK is not supported by the gift letter. Per DU, total available assets of $xxk satisfy the cash to close requirement of $xk. Further details not provided." * ComplianceEase TILA Test Failed (lvl 3) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Not Applicable	596
4286800	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,128.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,023.95	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	729	Not Applicable	47.296%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for xxxx have been paid in the total amount of $x,xxx.xx.
No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			4: Unacceptable	* Occupancy concerns - (lvl 4) "The subject was approved as xx but the tape indicates that the property is NOO due to misrepresentation as the BWR listed the property for rent shortly after closing. Further details were not provided. Elevated for client review."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
80219650	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,230.70	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,024.50	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	No	767	Not Applicable	49.706%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of combined taxes for xxxx are paid in the amount of $xxxx.x.
As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx.

Collections Comments:
The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx.
 . xx
As per the PH transaction dated xx/xx/xxxx, the loan is paid in full in the amount of $xxx,xxx.xx. The transaction dated xx/xx/xxxx shows the misapplication reversed. As per comment dated xx/xx/xxxx, the loan paid in full is error and payoff reversed.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Dicsloures	Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) |---| |----| Comment: Subject property type is High Rise (>=9 Stories). Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows SE income miscalculation as the lender used only a x-year tax return instead of the required x-years. Further details not provided. Lender defect. The subject loan originated xx
* Occupancy concerns - (lvl 4) "The subject was approved as xx , but the tape indicates that the property is NOO due to misrepresentation as the BWR listed the property for rent shortly after closing. Further details were not provided. Elevated for client review."	* Application Missing (lvl 3) "Final application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68647198	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$560.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$589.96	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	718	734	76.226%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxx.xx. The UPB is $xx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| xx |----| xx Comment: Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 5/xx/2023   Tape Value: 12/xx/2022   Variance: 151 (Days)   Variance %:    Comment: As per note doc first payment date is 5/xx/2023; seller tape shows first payment date is 12/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 3/xx/2023   Tape Value: 10/xx/2022   Variance: 146 (Days)   Variance %:    Comment: As per note doc note date is 3/xx/2023; seller tape shows note date is 10/xx/2022.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: 12/xx/2052 Variance: 121 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xxxK. xx with a sales price of $xxxK, is closest to the subject property. Zillow search shows an estimated value of $xxK. Current UPB is $xxK."		* DTI > xx% (lvl 1) "***Duplicate***"									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			725	730
92708447	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,033.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,118.00	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	779	Not Applicable	39.542%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of city taxes for xxxx were paid in the amount of $x,xxx.xx. The water/sewer charges are paid. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.542% Tape Value: 44.850% |---| -5.308% |----| -5.30800% Comment: Borrower DTI ratio percent is 39.542%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current value is N/A.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 12/xx/2022   Tape Value: 7/xx/2019   Variance: 1249 (Days)   Variance %:    Comment: First payment date is 12/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 10/xx/2022   Tape Value: 5/xx/2019   Variance: 1253 (Days)   Variance %:    Comment: Original note document date is 10/xx/2022.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 1219 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "The seller's tape shows that "delinquency but now current". According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows the revised DTI is xx.xx%. Further details not provided. Subject loan originated on xx * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			679	Not Applicable
77232216	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$6,570.83	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,911.89	7.375%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	755	Not Applicable	29.351%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is one prior state tax against the borrower in favor of xx . The second installment of town taxes for xxxx is due in the amount of $xxxx.xx on xx/xx/xxxx.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Borrower DTI Ratio Percent Loan Value: 29.351% Tape Value: 36.150% |---| -6.799% |----| -6.79900% Comment: Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: 10/xx/2053 Tape Value: 11/xx/2053 Variance: -31 (Days) Variance %: Comment: As per note stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* Assets do not meet guidelines (lvl 3) "Tape shows reserves are insufficient, but total assets available per xxxx of $xxxK satisfy the cash to close requirement of $xxxK, and $xxK assets remain in reserves. Further details not provided." * Loan does not conform to program guidelines (lvl 3) "Tape shows the lender failed to verify the xx month rent history as the xx is xx As per xx lives rent free at the present address. Further details not provided." * Missing DU/GUS/AUS as required by guidelines (lvl 3) "AUUS report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is a NOO and was approved at xx.xx%. Tape shows the loan was repurchased due to declining income, and the revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on xx s										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			716	Not Applicable
44904482	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$0.00	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,987.29	7.875%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	20.318%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. Tax status is to follow.	The loan was originated on x/xx/xxxx and the first payment date is x/xx/xxxx. According to the payment history on the seller’s tape dated x/xx/xxxx, the borrower is current with the loan. The next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. The loan was originated on x/xx/xxxx and the first payment date is x/xx/xxxx. According to the payment history on the seller’s tape dated x/xx/xxxx, the borrower is current with the loan. The next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx. The UPB is $xxx,xxx.xx. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding covid-19. xx Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 20.318% Tape Value: 22.320% |---| -2.002% |----| -2.00200% Comment: Actual data shows borrower DTI ratio is 20.318%. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Appraisal report is as is and in Cx condition. Tape and appraisal show material damage throughout the interior and exterior of the property including but not limited to damaged drywall, damaged kitchen counter tops, missing flooring, missing outdoor steps, missing garage door. The estimated amount of cure is not available. xxxxD is missing from the loan documents. Further details not provided. xx	* ComplianceEase Exceptions Test Failed (lvl 3) "This loan failed the Pennsylvania license validation test." * Intent to Proceed Missing (lvl 3) "Intent to proceed is missing from loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			758	Not Applicable
35191918	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,108.13	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,252.87	6.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	55.313%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments have been found. The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file.
Borrower was previously working at xx  for the period xx/xx/xxxx to xx/xx/xxxx. Currently, the borrower has been working at xx  since xx/xx/xxxx as xx Also borrower started working at xx  since xx/xx/xxxx as Int. Rad. Technologist.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 55.313%   Tape Value: 55.000%   Variance: 0.313%   Variance %: 0.31300%   Comment: DTI is 55.313% but tape shows 55.00%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $206196.00   Tape Value: $xx   Variance: $-10929.00   Variance %: -5.03350%   Comment: Original balance $206,196.00 but tape shows $217,125.00.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: 98.189% Tape Value: xx Variance: xx Variance %: xx Comment: LTV is xxs but tape shows xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows the loan is not eligible for a manual UW due to a high DTI of xx%. AUS was re-run with a new credit, but the loan could not get an approve/eligible recommendation. Further details not provided. Subject loan was approved at xx% with a x/x buydown term, interest rate of x.xxx% and xx * xx or missing and required (lvl 3) "Mortgage insurance certificate is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			664	Not Applicable
65969993	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,875.92	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,527.24	8.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	750	700	34.969%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for xxxx-xxxx has been paid in the amount of $x,xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx-xxxx is due in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Unavailable Tape Value: $xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -4 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows the loan is not salable to FNMA due to the loan not meeting the seasoning period requirement, as the BWR filed for foreclosure on x/xx/xxxx. Further details were not provided." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			748	670
46013747	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$931.79	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,535.74	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	775	805	40.443%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx een xx/xx/xxxx and xx/xx/xxxx for xx.xx years. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Actual data shows age of loan is 2. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 365 (Days)   Variance %:    Comment: Actual data shows first payment date is xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: 334 (Days)   Variance %:    Comment: Actual data shows maturity date is xxs   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 358 Tape Value: 346 Variance: 12 Variance %: 3.46820% Comment: Actual data shows remaining term is 358. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Tape shows the APR increased by x.xxx% at the time of closing without satisfying a three-day waiting period on the loan. Infinity CE results fail the revised CD delivery date test. Further details were not provided."
* ComplianceEase TILA Test Failed (lvl 3)     "Loan failed the revised CD delivery date test due to a calculated APR of x.xxx% exceeding the disclosed APR of x.xxx% on the revised CD by +x.xxx%, and the three day waiting period was not satisfied at closing."
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling organizations disclosure is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from loan documents."			Moderate	Pass	Fail	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			741	772
78565619	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,027.26	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,096.22	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	744	Not Applicable	50.000%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
xx
The covid-19 attestation is located at “xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: Age of loan is 14. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape and review of the final CD show seller credit of $xxK exceeds BWR's closing cost of $xK. Further details not provided."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			755	Not Applicable
76753237	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,999.38	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,620.80	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	38.812%	First	Short Form Policy	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of the xx No active judgments or liens were found. The xst installment of combined taxes for xxxx was paid in the amount of $x,xxx.xx on xx/xx/xxxx. The xst and xnd installments of combined taxes for xxxx were paid in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: Age of loan is 11. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Borrower DTI ratio percent is 38.81%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 30.678%   Tape Value: 30.687%   Variance: -0.009%   Variance %: -0.00900%   Comment: Housing Ratio is 36.678%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: State maturity date is 4/xx/2053. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows the BWR was not employed at the time of closing. Further details not provided. BWR defect. The subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			697	Not Applicable
30038689	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,158.40	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,045.09	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	xx	Primary	Yes	Yes	No	806	Not Applicable	43.404%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx UT shows there is a permit recorded against the subject property for re-roof under xx . The status of permit is expired. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: DTI is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 42.349%   Tape Value: 45.586%   Variance: -3.237%   Variance %: -3.23700%   Comment: Housing ratio per U/W is 42.349%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. Tape shows an income miscalculation. Revised DTI is xx%. Further details not provided. Lender defect. The subject loan originated on xx	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan closed without an appraisal report. xx disclosure signed by the borrower is missing from the loan documents. Realtor search shows an estimate value at $xxxk and current UPB $xxxk." * Loan does not conform to program guidelines (lvl 3) "Tape and review of the final CD show seller credit of $xxK exceeds BWR's closing cost of $xK by $xxx. Further details not provided." * Missing Required Disclosures (lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			818	Not Applicable
32273944	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$5,651.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,731.20	7.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Investor	Yes	Yes	No	768	775	47.397%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated x/xx/xxxx, the subject mortgage originated on xx No active judgments or liens were found. The county annual taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	As per the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx, which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx, and the interest rate is x.xxx%. The UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. As per the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No evidence has been found regarding the current or prior foreclosure proceedings. As per the PACER report, the borrower has not filed bankruptcy since loan origination. No information has been found related to damage or repairs. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 47.397% Tape Value: 47.390% |---| 0.007% |----| 0.00700% Comment: Unavailable. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: xx Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Sxx	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "Tape shows critical repairs from xx are not completed yet and should have been done by April, and xx had to be built. Review of the appraisal report dated x/xx/xxxx does not reflect any interior damage, but as per the condominium manager, the HOA has planned a special assessment of $xxK for concrete restoration and exterior painting. A reinspection report certifying the completion of the repairs is not available in the loan documents. Further details not provided. Elevated for client review."		* Homeownership Counselling Disclosure is missing. (lvl 2) "Homeownership counseling disclosure is missing from loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			716	718
72555214	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$3,945.73	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,297.20	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	776	Not Applicable	40.226%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is HOA lien active against the subject property in favor of xx There are four prior judgments active against the borrower in favor of different plaintiffs in the amount of $xx,xxx.xx. All were recorded on different dates. There is prior child support lien active against the borrower in favor of xx No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Note reflects age of loan as 5 months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per final 1008 and DU borrower DTI is 40.226%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Original Appraisal Date Loan Value: xx Tape Value: xx Variance: -25 (Days) Variance %: Comment: As per appraisal report appraisal date is xx Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase State Regulations Test Failed (lvl 3) "The loan failed the state regulation for the first lien prohibited fees test. The following fees were included in the test: Secondary Marketing Fee paid by Borrower: $xx.xx Title Closing Protection Letter Fee paid by Borrower: $xx.xx Title- Transaction Management Fee paid by Borrower: $xx.xx"	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. The tape shows undisclosed child support debt, and the lender omitted RE taxes without evidence of full-year payment. The revised DTI is xx%. Further details not provided. BWR defect. The subject loan originated on xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	Not Applicable
78041975	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,263.46	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,023.33	9.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	711	Not Applicable	48.804%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage originated on xx No active liens and judgments have been found. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and the rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 3 |---| -1 |----| -33.33333% Comment: Age of loan is 2 Tape Source: Initial Tape Type: Field: Borrower #1 Middle Name Loan Value: xx Tape Value: A Variance: Variance %: Comment: Borrower Middle Name xx Tape Source: Initial Tape Type: Field: Borrower Last Name Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Borrower last name is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Loan fails QM lending points and fees test due to fees charged $xx,xxx.xx. exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.

The below fees were included in the test:

Mortgage Broker Fee (Indirect) $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx

Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by + x.xxx%."
* Loan does not conform to program guidelines (lvl 3)     "Subject is an xxloan. Tape shows subject is an HPML flip loan, and the second appraisal was not obtained as per RegZ guidelines. The review of the appraisal report does not show any prior transactions in the last x years and no major improvements for the subject to review for flipping in property value. Infinity CE result shows the loan fails state and federal HPML tests, and the subject is valued at $xxxK. xx  search shows an estimated value of $xxxK. Current UPB $xxxK. Further details not provided."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage APR Threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by + x.xxx%."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d).

																																																																																								CA AB xxx Higher-Priced Mortgage Loan Test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			697	Not Applicable
30419272	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,101.21	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,551.69	9.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	730	Not Applicable	30.174%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of city and combined taxes for xxxx have been paid in the total amount of $x,xxx.xx. The utility charges for xxxx have been delinquent in the total amount of $xxx.xx, which are good through x/xx/xxxx.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Seller tape shows Age of the loan 2, as per the Note document is 1. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance xx 0.50600%   Comment: Seller tape shows DTI Ratio percent is xx  as per the latest document is 30.174%.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date Loan Value: xx Tape Value: xx Variance: -30 (Days) Variance %: Comment: Seller tape shows Original Appraisal Date is xx as per the Appraisal document is 12/xx/2023. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx fees threshold $x,xxx.xx over By +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx

Loan failed qualified mortgage APR threshold test due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx

Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows subject is an HPML flip loan, and the second appraisal was not obtained as per RegZ guidelines. The review of the appraisal report does not show any prior transactions in the last x years and no major improvements for the subject to review for flipping in property value. Infinity CE result shows the loan fails state and federal HPML tests, and the subject is valued at $xxxK. Redfin search shows an estimated value of between $xxx and $xxxK. Current UPB $xxxK. Further details not provided."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (lvl 2) "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%.HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d).

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			708	Not Applicable
72997003	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,235.77	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$296.36	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	691	Not Applicable	41.724%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx There is a state tax lien found against the borrower in favor of “xx ” in the amount of $xx,xxx.xx which was recorded on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $xxx.xx and PITI is $xxx.xx. The UPB reflected as per the payment history is $xx,xxx.xx. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding covid-19. No evidence has been found regarding damage. xx Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Missing Required Disclosures	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Does Lender G/L Require xx Loan Value: Not Applicable Tape Value: Yes Variance: Variance %: Comment: NA Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: 31 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows lender failed to verify satisfaction and payment history of IRS debt repayment. Further details not provided. Lender defect. Subject loan originated on xx
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. Subject loan is a purchase, xx
* ComplianceEase Risk Indicator is "Moderate" (lvl 2)     "This loan failed the TRID Rate Lock Disclosure Delivery Date Test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on xx/xx/xxxx."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test and charges that in total cannot increase more than xx% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated x/xx/xxxx and was delivered on x/xx/xxxx, which is more than x business days from the initial application date of x/xx/xxxx. Subject loan is a purchase, originated on xx
* Homeownership Counselling Disclosure is missing. (lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (lvl 2)     "The borrower's intent to proceed is missing from the loan file."
* LE/CD Issue date test Fail (lvl 2)     "Loan failed initial loan estimate delivery date test due to initial le dated x/xx/xxxx and was delivered on x/xx/xxxx which is more than x business days from the initial application date x/xx/xxxx."
* Missing Initial xxxx_Application (lvl 2)     "Initial application dated x/xx/xxxx signed by loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (lvl 2) "Settlement services provider list is missing from the loan documents. Home loan toolkit is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			566	Not Applicable
82325146	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$3,280.48	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$991.90	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	664	Not Applicable	42.009%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx
There is notice of lien for HOA against the subject property in favor of xx
There is hospital lien active against the borrower in favor of xx
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: x |---| -0.400% |----| -xx Comment: Borrower DTI is 42.009%. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
																																																																																				Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: 34 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Seller's tape shows borrower deceased. Spouse has been making payments and the loan is due for x/xx/xxxx payment. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is NOO and was approved at xx.xx%. The tape shows a miscalculation of BWR's SE and SSI income. The revised DTI is xx%. Further details were not provided. Lender defect. Subject loan originated on xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26040098	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,624.95	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$570.12	3.250%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	Not Applicable	31.891%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx No active judgments or liens were found. The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. The annual city taxes for xxxx were paid in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which includes the P&I of $xxx.xx that was applied for the due date of x/xx/xxxx. The current rate of interest is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Does Lender G/L Require xx Loan Value: Not Applicable Tape Value: Yes Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: xx Tape Value: xx Variance: 28 (Days) Variance %: Comment: The last payment was received on xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan failed loan origination fee test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xx.xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $x,xxx.xx
Title - Title Services Fee paid by Borrower: $xx.xx."
* Homeownership Counselling Disclosure is missing. (lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (lvl 3)     "The tape shows the loan is not insurable by xx  due to incorrect entitlements used on the loan as the loan does not meet the minimum loan amount for bonus entitlement. Further details were not provided."
																																																																																							* Missing Required Disclosures (lvl 3) "Settlement services provider list is missing from the loan documents."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			592	Not Applicable
89933008	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,327.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,014.16	6.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	752	713	41.783%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current rate of interest is x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
xx . As per tape data, the borrower was unemployed at the time of closing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: L |---| |----| Comment: xx Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower 2# first name is xx  Tape Source: Initial   Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower 2# last name is xx
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: S   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: DTI is 41.783% but tape shows xx   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is xx
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is Sxx
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: 3/xx/2024 Tape Value: 2/xx/2024 Variance: 23 (Days) Variance %: Comment: xxs Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations." * Homeownership Counselling Disclosure is missing. (lvl 3) "Homeownership counseling disclosure is missing from loan documents." * Missing Required Disclosures (lvl 3) "Settlement services provider list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject was approved at xx.xx%. Tape shows the BWR was unemployed at the time of closing. Revised DTI is at xx.xx%. Further details not provided. BWR defect. Loan originated on xx
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges than in total cannot increase more than xx% tolerance test. LE dated xx/xx/xxxx reflects the sum of Section C fees is $xxx.xx. Final CD dated xx/xx/xxxx reflects the sum of Section C is $x,xxx.xx. This is a cumulative increase of +$x,xxx.xx for charges that in total cannot increase more than xx% test. COC for increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx/xx/xxxx and x year SOL is active.

Exception downgraded to level x as x year SOL has been expired."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			723	771
21034687	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,017.88	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,212.11	5.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	773	781	42.380%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first installment of county taxes for xxxx was paid in the amount of $xxx.xx. The second installment of county taxes for xxxx is due in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| -xx |----| -xx Comment: Borrower DTI ratio percent is xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 38.085%   Tape Value: 48.840%   Variance: -10.755%   Variance %: -10.75500%   Comment: Housing ratio is 38.085%.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: $xx   Tape Value: $xx   Variance: $90.00   Variance %: 0.01451%   Comment: Sales price is $619,990.00.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 358 Tape Value: 359 Variance: -1 Variance %: -0.27855% Comment: Stated remaining term is 358. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3) "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents.

Finance charge disclosed on PCCD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of $xx,xxx.xx.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.
Subject loan is a purchase, originated on xx/xx/xxxx and the SOL is x-year."
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Missing Initial Closing Disclosure (lvl 3)     "Initial closing disclosure is missing from the loan file."
* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows the lender used an initial interest rate instead of a fully indexed rate to qualify, and the revised DTI is xx%. Further details not provided. Lender defect. Subject loan originated on xx ."
																																																																																								* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed TILA post-consummation revised closing disclosure APR test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by -x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			762	778
65431344	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,049.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,094.00	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	777	Not Applicable	49.889%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. The loan has not been modified since origination. No evidence has been found regarding the current or prior foreclosure proceedings. No information has been found related to damage or repairs. As per the tape data, the subject property is primary residence. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: NA Tape Source: Initial Tape Type: Field: Stated Remaining Term Loan Value: 333 Tape Value: 345 Variance: -12 Variance %: -3.47826% Comment: As per note doc stated remaining term is 333; seller tape shows stated remaining term is 345. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed mortgage debt opened prior to closing. Further details not provided. BWR defect. Subject loan originated onxx
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflect points - loan discount fee at $x,xxx.xx. CD dated xx/xx/xxxx reflects points - loan discount fee at $x,xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			770	Not Applicable
31230498	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,858.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,228.31	2.750%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	739	776	43.614%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes for xxxx is due in the amount of $x,xxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
The loan was originated on xx/xx/xxxx. The covid-19 attestation is located at “xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.614% Tape Value: 43.610% |---| 0.004% |----| 0.00400% Comment: Borrower DTI ratio percent is 43.614% Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx     Variance:    Variance %:    Comment: Borrower first name xxTape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 63.066%   Tape Value: 63.070%   Variance: -0.004%   Variance %: -0.00400%   Comment: Original CLTV Ratio Percent is 63.066%   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment: Original Note Doc Date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -xx Variance %: -xx Comment: Original Standard LTV xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows SE income miscalculation as the lender used only a x-year tax return instead of the required x-years. Further details not provided. Lender defect. Subject loan originated on xx
* Qualified Mortgage DTI exceeds xx% (lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrowers' income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by LP (xx Loan Package pg. xx), and its recommendation is to accept with a DTI of xx.xx%."
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand-dated by all borrowers."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			752	771
5587312	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$760.32	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$941.35	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	49.277%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual combined taxes for xxxx have been paid in the amount of $xxx.xx.	As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current P&I is $xxx.xx and PITI is $xxxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The UPB is $xxx,xxx.xx. xx The post-closing details regarding the foreclosure and bankruptcy have not been found. No damages were reported. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 0.007% |----| xx Comment: Borrower DTI ratio percent is 49.27%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.000%   Tape Value: 57.990%   Variance: 0.010%   Variance %: 0.01000%   Comment: Original CLTV ratio percent is 58.00%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Original standard LTV is xx Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows contractual income used to qualify is not supported as BWR does not have a renewal contract. Further details not provided. Lender defect. Subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			652	Not Applicable
57572768	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,542.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,030.72	6.990%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	702	57.185%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx s No active judgments or liens were found. The first installment of county taxes for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the total amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. As per the seller’s tape data, the subject property has been occupied by the owner. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower #2 First Name Loan Value: xx Tape Value: Donavan |---| |----| Comment: Tape Source: Initial Tape Type: Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: AS per final 1008 and DU borrower DTI is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject loan was approved at xx.xx%. Tape shows income miscalculation, and the revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on xx			* Settlement date is different from note date (lvl 1) "Final CD reflects closing date as xx/xx/xxxx. Notary signature date on the Mortgage/Deed of Trust is xx/xx/xxxx. Note date is xx/xx/xxxx."	Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			743	699
2343491	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,904.53	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,613.60	10.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	724	Not Applicable	18.326%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial LE Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 28 (Days) Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (lvl 4) "The UT report dated xx/xx/xxxx shows a severe defect as the property is leasehold. Subject leasehold agreement is not in file. Reaching out to PT for further information. Elevated for client review."	* Compliance Testing (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.

The below fees were included in the test:

Commitment Fee paid by Borrower: $x,xxx.xx
Mortgage Broker Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx."
* ComplianceEase Exceptions Test Failed (lvl 3)     "This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to this loan contains an initial closing disclosure receipt date (or initial closing disclosure delivery date if receipt date was not provided) that is on or before any loan estimate delivery date. Please review the loan data to ensure the dates are in the correct fields.

Revised Loan Estimate Delivery Date Test (prior to consummation) due to the revised loan estimate delivery date is on the initial closing disclosure delivery date."
* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3)     "Compliance ease TRID tolerance test is incomplete due to initial LE is missing from loan documents. Subject loan is purchase case, originated on xx/xx/xxxx and the SOL is x year."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.

The below fees were included in the test:

Commitment Fee paid by Borrower: $x,xxx.xx
Mortgage Broker Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $xxx.xx.

Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Intent to Proceed Missing  (lvl 3)     "Intent to proceed is missing from the loan file."
* Loan does not conform to program guidelines (lvl 3)     "Tape and review of the loan file show that initial disclosures like SSPL, ITP, and the initial LE provided to the BWR are blank and do not contain BWR information. Further details not found."
* Missing Initial LE (lvl 3)     "Initial LE is missing from loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (lvl 3) "Settlement services provider list is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "Loan failed qualified mortgage APR threshold test due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d).

																																																																																								Loan failed the MD COMAR higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at xx.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			696	Not Applicable
74616148	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,726.41	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,670.82	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	791	19.919%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Value: 17 |---| -2 |----| -11.76470% Comment: Age of Loan is 15 Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Borrower DTI Ratio Percent is 19.919%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current Value is not applicable   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 13.694%   Tape Value: 13.690%   Variance: 0.004%   Variance %: 0.00400%   Comment: Housing Ratio per U/W (Initial Rate) is 13.694%   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (lvl 3) "The loan failed the state regulations for first lien prohibited fees test.
The following fees were included in the test.
Points - Loan Discount Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Seller: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (lvl 3)     "Settlement services provider list is missing from loan documents."
																																																																																							* Property Marketability Issues (lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xxxK. xx with a sales price of $xxxK, is closest to the subject property. Zillow search shows an estimated value of $xxxK. Current UPB is $xxxK."			Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	727
28884629	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,901.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$972.61	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	747	41.344%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments were found. The first and second installments of county taxes for xxxx are due in the total amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx, and the interest rate is x.xxx%.The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the subject property is owner-occupied. The covid-19 attestation is located atxx xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 26 Tape Value: 28 |---| -2 |----| -7.14285% Comment: Age of loan is 26. Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance x x   Comment: As per loan documents borrower DTI ratio is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 27.429%   Tape Value: 27.420%   Variance: 0.009%   Variance %: 0.00900%   Comment: As per loan documents borrower housing ratio is 27.429%   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xxr  Tape Value: xx   Variance:    Variance %:    Comment: Property street address is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* The property type does not match the Appraisal Report (lvl 3) "As per the appraisal report xx , the subject property type is single family, but as per tape data, the subject property type is manufactured home. Property report attached to the UT xx ) reflects that the subject property is single family residential. Appraisal notes home was converted to SF in xxxx in accordance with county regulations. Engineering report in file dated x/xx/xx states home is on a permanent foundation in accordance with the requirements of HUD (HUD compliant foundation engineering certificate). Downgraded to LVLx."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			769	794
87064192	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,625.61	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,381.51	7.625%	300	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	49.365%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The collection comments are missing from the loan file. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence has been found regarding the current or prior foreclosure proceedings. No evidence of damage or repair was found. As per tape data, the subject property is owner-occupied. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 15 Tape Value: 17 |---| -2 |----| -11.76470% Comment: As per note. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 22.742%   Tape Value: 31.070%   Variance: -8.328%   Variance %: -8.32800%   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 300   Tape Value: 360   Variance: -60   Variance %: -16.66666%   Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: 9.33333%   Comment: As per appraisal report.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xxVariance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Value: xx   Variance: -1858 (Days)   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 285 Tape Value: 345 Variance: -60 Variance %: -17.39130% Comment: As per note. Tape Source: Initial Tape Type:	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (lvl 4) "The property is leasehold. The leasehold agreement dated xx/xx/xxxx has been provided by the client. The lease agreement made between “xx	* Cash out purchase (lvl 2) "The subject loan is purchase case. Final CD reflects cash to in the amount of $x,xxx.xx."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects Appraisal Fee at $xxx.xx. CD dated xx/xx/xxxx reflects Appraisal Fee at $xxx.xx. This is an increase in fee of $xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase, originated on xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			735	Not Applicable
25746079	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,254.81	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$659.31	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	34.533%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of city and combined taxes for xxxx have been paid in the total amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
covid-19 attestation is available in the loan file, which is located at “xx
The photo addendum attached with the appraisal report dated xx/xx/xxxx shows basement wall damage, and also, xx completion of the repairs.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 38 Tape Value: 39 |---| -1 |----| -2.56410% Comment: Age of loan is 38. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Borrower DTI ratio percent is 34.52%   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 26.862%   Tape Value: 24.410%   Variance: 2.452%   Variance %: 2.45200%   Comment: Housing ratio is 26.86%.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original appraised value is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Property address street is xx
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 4) "The appraisal report dated xx/xx/xxxx is as is, but the photo addendum reflects multiple damages, including basement wall, bathroom flooring, window corner wall, kitchen furniture, bedroom wall and window paint texture damage, and floor damage. The estimated cost to cure is not available in the loan documents. xxxxD is missing from the loan file, and the final CD does not reflect any escrow holdback."	* Loan does not conform to program guidelines (lvl 3) "Tape shows lost note. However a copy of the note is available in the loan file. Elevated for client review."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																								* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects appraisal fee at $xxx.xx. Final CD dated xx/xx/xxxx reflects appraisal fee at $xxx.xx. This is an increase in fee of $xx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated on xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			814	Not Applicable
31165481	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,338.78	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,715.80	7.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	732	731	45.786%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for xxxx were paid in the amount of $x,xxx.xx. The annual city taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -12.50000% Comment: Actual data shows age of loan is 14. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -21.47200%   Comment: Actual data shows borrower DTI ratio is 45.786%.   Tape Source: Initial   Tape Type: x
Field: Current Legal Status   Loan Value: Performing   Tape Value: Foreclosure   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 31.147%   Tape Value: 31.431%   Variance: -0.284%   Variance %: -0.28400%   Comment: Actual data shows housing ratio per U/W is 31.147%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Actual data shows maturity date is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan is a NOO and was approved at xx.xx%. Tape shows undisclosed mortgage debt. The revised DTI is xx.xx%. Further details not provided. BWR defect. Subject loan originated on xx. BWR has been an employee at xx . as a digital development engineer for x.xx years, FICO xxx, xXxxx in last xx months, $xxxK equity in the subject, and $xxxx in disposable income."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			722	778
53464354	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$8,685.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,706.45	3.213%	348	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	761	Not Applicable	48.396%	First	Final policy	Not Applicable	xx	07/xx/2022	$397,022.51	Not Applicable	3.125%	$1,450.03	07/xx/2022	Financial Hardship	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx
There is an active junior mortgage against the subject property in favor of “xx .
There is credit card judgment or consumer debt found against the subject borrower in favor of “xx
There is a notice of special tax lien on the subject property which was recorded on xx/xx/xxxx with instrument# xx
The xst installment of county tax for xxxx has been paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
The xnd installment of county tax for xxxx has been paid in the total amount of $x,xxx.xx on xx/xx/xxxx.
No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The current status of the loan is current.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied for the due date of xx/xx/xxxx. The monthly P&I is in the amount of $x,xxx.xx with an interest rate of x.xxx%. The current unpaid principal balance is $xxx,xxx.xx.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
No evidence has been found regarding litigation and contested matter.
The reason for default is unable to be determined.
xx
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the property occupancy is stated as owner occupied.
The loan was originated on xx/xx/xxxx and the covid-19 attestation is missing from the loan documents.
No comments have been found stating the borrower was impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made on xx/xx/xxxx. The new modification interest rate is x.xxx%, and the borrower has promised to pay P&I in the amount of $x,xxx.xx, which began on xx The new principal balance is $xxx,xxx.xx, which is also an interest bearing amount. The last modified payment will be due on xx	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 41 Tape Value: 40 |---| 1 |----| 2.50000% Comment: Age of Loan is 41 Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: Current Value is Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 79.337%   Tape Value: 79.330%   Variance: 0.007%   Variance %: 0.00700%   Comment: Original CLTV Ratio Percent is 79.337%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original Standard LTV(CLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000004444   Tape Value: PPPPPPPPPPPPP   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Property Address Street is xx
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 4626 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xxx,xxx.xx. The current UPB is $xxx,xxx.xx."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows BWR was not employed prior to closing. Further details not provided. BWR defect. Subject loan originated xx
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Qualified Mortgage DTI exceeds xx% (lvl 2)     "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, the borrower's income is $xx,xxx.xx, and total expenses are in the amount of $x,xxx.xx. The loan was underwritten by LPxx
																																																																																								* ROR not hand dated by borrower(s) (lvl 2) "ROR is not hand-dated by the borrower."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			548	Not Applicable
71417163	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,560.63	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$349.77	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	677	Not Applicable	48.566%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The county taxes for xxxx were paid on xx/xx/xxxx in the amount of $xxxx.xx. No prior year’s delinquent taxes were found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx which was applied to the due date of x/xx/xxxx. The current UPB is $xx,xxx.xx. The monthly P&I is $xxx.xx, and the interest rate is x.xxx%.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx. No evidence of damage or repair was found in the collection comments. No record of post-closing bankruptcy filed by the borrower was found. As per the tape data, the subject property is occupied by the owner. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 14 Tape Value: 13 |---| 1 |----| 7.69230% Comment: Age of loan is 14. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $126500.00 Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 0000000000000 Tape Value: CCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Note reflects address as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject loan was approved at xx.xx%. Tape shows SE income miscalculation as the lender used only a x-year tax return instead of the required x-years, and the revised DTI is xx.xx%. Further details not provided. Lender defect. Subject loan originated on xx	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan-failed charges that cannot increase the x% tolerance test.  The loan estimate dated xx/xx/xxxx does not reflect credit monitoring service. The final CD dated x/xx/xxxx reflects credit monitoring service at $x.xx. The loan estimate dated xx/xx/xxxx reflects transfer taxes at $xxx.xx. The final CD dated x/xx/xxxx reflects transfer taxes at $xxx.xx. This is a cumulative increase in the fee of $xxx.xx for charges that cannot increase.

Loan failed charges that in total cannot increase more than xx% tolerance test. The initial LE dated xx/xx/xxxx reflects the sum of section C fees and recording fee at $x,xxx.xx.xx. The final CD dated x/xx/xxxx reflects the sum of Section C and the recording fee at $x,xxx.xx. This is a cumulative increase of $x,xxx.xx for charges that in total cannot increase more than xx% test. The COC for the increase in fee is missing from the loan documents. A valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase case that originated on xx
* Property is Manufactured Housing (lvl 2)     "The home is affixed to the land.
																																																																																								As per the appraisal report xx, the subject property type is a manufactured home. The affixation affidavit is available at xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			689	Not Applicable
56123061	xx	xx			xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,591.56	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,050.82	6.500%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	679	Not Applicable	36.072%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx/xx/xxxx shows that the subject mortgage was originated on xx No active liens and judgments were found. The first installment of county tax for xxxx was paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county tax for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of xx/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current unpaid principal balance is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current unpaid principal balance is $xxx,xxx.xx. No evidence has been found regarding the current foreclosure proceedings. No information has been found related to damage or repairs. As per tape data, the property occupancy is stated as owner occupied. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 10 Tape Value: 9 |---| 1 |----| 11.11111% Comment: Age of loan is 10. Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type: Field: Payment History String Loan Value: 00000000000 Tape Value: CCCCCCCCC Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable		* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents." * Property Marketability Issues (lvl 3) "Tape and appraisal show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xxxK. xx with a sales price of $xxx,xxx, is closest to the subject property. Zillow search shows an estimated value of $xxxK. Current UPB is $xxxK."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			632	Not Applicable
82403632	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,081.75	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,663.67	6.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	759	49.212%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Right of Rescission	Field: Age of Loan Loan Value: 7 Tape Value: 6 |---| 1 |----| 16.66666% Comment: Age of loan is 7. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 89.886%   Tape Value: 90.000%   Variance: -0.114%   Variance %: -0.11400%   Comment: Original CLTV ratio percent is 89.886%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 0000000 Tape Value: CCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "The subject loan was approved at xx.xx%. The tape shows lender excluded business debt from BWR's liabilities without supporting documents. Further details not provided. Lender defect. The subject loan originated on xx	* Right of Rescission missing or unexecuted (lvl 3) "ROR document does not reflect expiration date."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			737	655
84756402	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$13,179.43	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,248.78	4.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	802	Not Applicable	49.510%	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2022	$478,042.99	Not Applicable	2.875%	$1,677.06	03/xx/2022	Financial Hardship	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on xx . As per the modified term, the new principal balance is $xxx,xxx.xx. The borrower promises to pay $x,xxx.xx monthly with a modified interest rate of x.xxx% beginning on xx	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 76 Tape Value: 75 |---| 1 |----| 1.33333% Comment: Age of loan is 76. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.839%   Tape Value: 74.830%   Variance: 0.009%   Variance %: 0.00900%   Comment: Original CLTV ratio percent is 74.839%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard is LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: PPPPPPPPPPCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 5206 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 2) "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimated value at $xxx,xxx. Current UPB $xxx,xxx.xx."
* ATR - Unable to determine borrower's Ability To Repay (lvl 2)     "Subject loan was approved at xx%. Tape shows lender failed to document a two-year receipt history of SE income used to qualify. The revised DTI is xx%. Further details not provided. Lender defect. Subject loan originated on xx. BWR has been an employee at Montgomery College for xx.xx years, FICO xxx, xXxx since inception, a disposable income of $x,xxx.xx, and $xxxK equity in the subject."
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated x/xx/xxxx reflects Transfer Taxes at $x.xx. Final CD dated xx/xx/xxxx reflects Transfer Taxes at $xx.xx. This is an increase in fee of $x.xx for charges that cannot increase. Subject loan is a refinance, originated on xx/xx/xxxx and the x-years SOL is expired.  TRID violation due to decrease in lender credit in closing disclosure dated xx/xx/xxxx. Initial LE dated x/xx/xxxx reflects lender credit at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects lender credit at $x,xxx.xx. This is decrease of $x,xxx.xx for fee which has x% tolerance test. Subject loan is a refinance, originated onxx
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is not signed by the borrower."
* Missing or error on the Rate Lock Document (lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xxx%, as the borrower’s income is $x,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by LP xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			678	Not Applicable
70848103	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,271.34	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$460.10	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	717	Not Applicable	42.620%	First	Final policy	Not Applicable	Not Applicable	08/xx/2020	$91,595.49	Not Applicable	3.500%	$354.83	09/xx/2020	Financial Hardship	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx. The first installment of combined taxes for xxxx was paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xx,xxx.xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated x/xx/xxxx, the subject property is occupied.
As per the comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19. The forbearance plan began on x/xx/xxxx.
As per the comment dated xx/xx/xxxx, there is a dispute for delinquency.
Appraisal report reflects as is conditions. The photo addendum and improvement section shows peeling paint required on the exterior bricks. The estimated cost to cure is $xxx.xx. The property needs repairs. We are unable to determine whether the repairs have been completed or not.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on x/xx/xxxx between the borrower xx ” and the servicer “xx ”. As per the modified terms, the new principal balance is $xx,xxx.xx. The borrower agreed to pay the P&I of $xxx.xx and an interest rate of x.xxx% beginning on xx	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 76 Tape Value: 75 |---| 1 |----| 1.33333% Comment: Age of loan is 76. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 74.839%   Tape Value: 74.830%   Variance: 0.009%   Variance %: 0.00900%   Comment: Original CLTV ratio percent is 74.839%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard is LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: PPPPPPPPPPCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 5206 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Appraisal report is as is, but the photo addendum and improvement section show repairs on peeling paint required of the exterior bricks are required, and the estimated cost to cure is $xxx.xx. xxxxD report is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at DTI xx.xx%. The tape shows lender miscalculated income and the revised DTI is xx%. Further details were not provided. Lender defect. The subject loan originated on xx
* Compliance Testing (lvl 2)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx Over by +$xxx.xx.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $x,xxx.xx
Mortgage Broker Fee (Indirect) $x,xxx.xx"
* ComplianceEase Exceptions Test Failed (lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The subject loan is a purchase, originated on xx
* ComplianceEase TILA Test Failed (lvl 2)     "Finance charge disclosed on Final CD as $xx,xxx.xx. Calculated finance charge is $xx,xxx.xx for an under disclosed amount of $x,xxx.xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing. The subject loan is a purchase, originated on xx

Loan failed TILA APR test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx reflects Loan Origination Fee at $xxx.xx. CD dated xx/xx/xxxx reflects Loan Origination Fee at $x,xxx.xx. This is an increase in fee of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. The subject loan is a purchase, originated on xx
* GSE Points and Fees Test Violations (lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.

The below fees were included in the test:

Loan Origination Fee paid by Borrower: $x,xxx.xx
Mortgage Broker Fee (Indirect) $x,xxx.xx"
* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 2)     "Initial escrow account disclosure is not signed by borrower."
																																																																																								* LE/CD Issue date test Fail (lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			664	Not Applicable
20659133	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,146.95	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,708.04	7.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	Not Applicable	29.247%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage originated on xx No active judgments or liens were found. The xxxx combined annual taxes have been paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, with an interest rate of x.xx%. The current UPB reflected, as per the payment history, is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is performing with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx, which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, with an interest rate of x.xx%. The current UPB reflected, as per the payment history, is $xxx,xxx.xx.
The reason for the default is not available.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No modification or forbearance details are available in recent collection comments.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
No comments have been found stating the borrower’s income was impacted by covid-19.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Age of Loan Loan Value: 3 Tape Value: 2 |---| 1 |----| 50.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: As per loan documents original LTV is 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per loan documents original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 0000 Tape Value: CCC Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (lvl 3) "Initial escrow account disclosure signed by the borrower is missing from loan documents."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows the loan does not meet the seasoning period requirement of property ownership and indicates property flipping. The review of the appraisal report shows the date of prior sales or transfers is x/xx/xxxx, and the price of the prior sale or transfer was $xxxK. The current sale price is $xxxK. Zillow search shows an estimated value of $xxxK. Current UPB $xxxK."
																																																																																							* xx missing and required (lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			666	Not Applicable
22080067	xx	xx			xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$1,696.55	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,331.94	6.625%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	753	714	48.948%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. Post-close xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower Middle Name is xx Tape Source: Initial Tape Type: Field: Current Value Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable		* Intent to Proceed Missing (lvl 3) "The borrower's intent to proceed is missing from the loan documents." * Missing Initial xxxx_Application (lvl 3) "The initial application signed by the loan originator is missing from the loan documents." * Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents." * Missing Required Disclosures (lvl 3) "Settlement services provider list is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows BWR was not actively employed at closing and was qualified using a new employment offer letter but never started working there as employment fell through. Further details not provided. BWR defect. Subject loan originated on xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			757	732
18998512	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,576.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,780.45	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	692	Not Applicable	28.815%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Current Value is Not Applicable Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -546 (Days) Variance %: Comment: Stated Maturity Date is xx Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The following fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx"
* Final Application Incomplete (lvl 3)     "The final application was hand-signed on x/xx/xxxx. The consummation date is x/xx/xxxx."
* Hazard Insurance (lvl 3)     "The dwelling coverage amount of $xxx,xxx.xx does not cover the loan amount of $xxx,xxx.xx."
* Loan does not conform to program guidelines (lvl 3)     "Subject approved as xx  The tape shows the loan is early payment default. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			591	Not Applicable
56574691	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,493.18	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,191.57	7.999%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	37.599%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments were found. The annual county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. The annual school taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx. xx No information has been found related to damage or repairs. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Note reflects borrower last name as xx Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy at origination is Primary.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* GSE Points and Fees Test Violations (lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds the fee threshold of $xx,xxx.xx over by +$xx,xxx.xx. A signed rate lock agreement and discount point acknowledgment are missing from the loan documents. The following lists of fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx
Max Prepayment Penalty $xx,xxx.xx

Loan fails qualified mortgage lending policy points and fees  due to fees charged $xx,xxx.xx exceeds the fee threshold of $xx,xxx.xx over by +$xx,xxx.xx.
The following lists of fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Underwriting Fee paid by Borrower: $x,xxx.xx
Max Prepayment Penalty $xx,xxx.xx"
* Loan does not conform to program guidelines (lvl 3) "Subject loan was approved as NOO. Tape and review of the loan file show that proceeds in the amount of $xx,xxx.xx were used to pay off non-mortgage debts. Loan tested for compliance through CE."	* Compliance Testing (lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (lvl 2) "The loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a)(x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations xxxx.xx(b), (c), and (d). Loan failed qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Critical	Fail	Pass	Pass	Fail	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			655	Not Applicable
65960508	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,707.82	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,035.75	7.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	741	766	51.772%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for xxxx have been paid in the amount of $x,xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Tape Source: Initial Tape Type: Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: -31 (Days) Variance %: Comment: AS per note stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Tape shows DTI xx.xx%. Subject loan was approved at xx.xx% based on revised rental income calculation. Further details not provided. Lender defect. Subject loan originated on xxx BWR has x months on the new job as a trademark docketing specialist at xx and x years at another law firm as a docket specialist, BWRx has x years as a paralegal, xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			744	733
16261283	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,120.54	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$804.93	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	756	Not Applicable	38.173%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The xst and second installments of county taxes for xxxx were paid in the amount of $x,xxx.xx on xx/xx/xxxx and xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of PITI $xxx.xx which includes the P&I of $xxx.xx which was applied for the due date of x/xx/xxxx. The current rate of interest is x.xxx% and the current UPB is $xxx,xxx.xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date for the regular payment is x/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. CCs do not show any damage.
xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: xx Tape Source: Initial Tape Type:	3: Curable		* Property Marketability Issues (lvl 3) "Tape shows subject loan was repurchased from FNMA due to a high CU score. UCDP report shows property has received a high CU score of x.x, and the review of the appraisal report shows that comparables selected are not similar, and significant line adjustments were used to arrive at an appraised value of $xxxK. xx with a sales price of $xxxK, is closest to the subject property. Further details not provided. xx search shows an estimated value of $xxxK. Current UPB $xxxK."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			785	Not Applicable
72542098	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,617.81	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,449.67	6.950%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	48.014%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:
The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.014% Tape Value: 47.942% |---| 0.072% |----| 0.07200% Comment: Borrower DTI ratio percent is 48.014% Tape Source: Initial Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: 360   Tape Value: 30   Variance: 330   Variance %: xx   Comment: Loan original maturity term months is 360   Tape Source: Initial   Tape Type:
Field: xx Coverage Amount   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Variance: Variance %: Comment: Subject property type PUD Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (lvl 4) "Subject loan was approved at xx%. Tape shows the lender qualified xx. Lender defect. Subject loan originated on . xx	* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			811	767
83703028	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,703.62	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,096.21	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	3 Family	xx	xx	Primary	Yes	Yes	No	742	772	47.038%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxx and the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #2 first name is xx Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower #2 last name is xx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 47.038%   Tape Value: 47.040%   Variance: -0.002%   Variance %: -0.00200%   Comment: Borrower DTI ratio percent is 47.038%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -6 (Days) Variance %: Comment: Original note doc date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.

The below fees were included in the test:

Administration Fee paid by Borrower: $x,xxx.xx.
Mortgage Broker Fee (Indirect) $xx,xxx.xx.
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.

The below fees were included in the test:

Administration Fee paid by Borrower: $x,xxx.xx.
Mortgage Broker Fee (Indirect) $xx,xxx.xx.
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
																																																																																							* Loan does not conform to program guidelines (lvl 3) "Subject loan was approved at xx%. Tape showed issue with Kx in file but upon review, lender x year income appears reasonable. Further details not provided. Subject loan originated on xx			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			776	763
96464861	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,235.08	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,218.45	6.624%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	770	Not Applicable	38.343%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the BWR is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The monthly P&I is $x,xxx.xx and the interest rate is x.xx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the BWR is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. No evidence has been found regarding bankruptcy and foreclosure. No evidence has been found regarding covid-19. No evidence has been found regarding damage. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated x/xx/xxxx and electronically signed on x/xx/xxxx, which is greater than three business days from the initial application date x/xx/xxxx. A document tracker proving the initial LE was delivered on x/xx/xxxx. TRID is failing for timing of the initial LE."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (lvl 3) "Loan-failed charges that cannot increase the x% tolerance test and charges that in total cannot increase more than xx% tolerance test due to loan failed initial LE delivery and timing test. The initial LE was dated x/xx/xxxx and delivered on x/xx/xxxx, which is more than x business days from the initial application date of x/xx/xxxx. The subject loan is a purchase case that originated onxx	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "Subject loan was approved at xx.xx%. Tape shows BWR was not employed prior to closing, and the revised DTI from the new employment is xx.xx%. Further details not provided. BWR defect. Subject loan originated on xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			753	Not Applicable
62264785	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,699.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,103.80	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	774	Not Applicable	36.207%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Deferred Balance Amount is not applicable.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender G/L Require xx is not applicable.   Tape Source: Initial   Tape Type:
Field: xx Coverage Amount   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment: MI Coverage Amount is not applicable.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: Variance: Variance %: Comment: Subject Property Type is Single Family Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (lvl 3) "The tape shows the loan failed QM points and fees test, as the fees on the subject loan of x.xx% are in excess of the allowable maximum of x% of the federal total loan amount. Infinity CE results also show the subject loan failed the QM lending policy points and fees test."
* ComplianceEase Exceptions Test Failed (lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$xx,xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $x,xxx.xx
Loan Origination Fee paid by Borrower: $xx,xxx.xx
																																																																																							Points - Loan Discount Fee paid by Borrower: $xx,xxx.xx."	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated x/xx/xxxx reflects Points - Loan Discount fee at $xx,xxx.xx. CD dated x/xx/xxxx reflects Points - Loan Discount fee at $xx,xxx.xx. This is an increase in fee of +$x,xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is purchase case, originated xx * Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			796	Not Applicable
2606403	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$18,654.37	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$2,311.15	2.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	740	Not Applicable	41.482%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens found. The annual combined taxes for xxxx were paid off in the total amount of $xx,xxx.xx on x/xx/xxxx. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of payment history as of xx/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19.
The covid-19 attestation is located at xx
As per the data tape, the subject property is owner-occupied.
As per the updated title report dated x/xx/xxxx, the notice of commencement was filed on x/xx/xxxx. No evidence has been found regarding whether repairs have been done or not. CCs do not show damages.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx " filed for bankruptcy under chapter-x with xx . The case has been discharged and terminated on x/xx/xxxx. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx. The unsecured portion is $x.xx. There is no evidence of cramdown. The reaffirmation agreement was filed on xx/xx/xxxx.	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject was approved at xx.xx%. Tape shows BWR provided altered Wells Fargo bank statements showing $xxxK assets. BWR defect. The loan originated on xx
* ComplianceEase TRID Tolerance Test is Incomplete (lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. The subject loan is a purchase, originated on xx
* GSE Points and Fees Test Violations (lvl 2)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx,xxx.xx exceeds fees threshold of $xx,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx."
* Missing Initial Closing Disclosure (lvl 2)     "Initial closing disclosure is missing from the loan documents."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			599	Not Applicable
13668430	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	xx	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$838.84	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	707	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx and PITI is $x,xxx.xx. The UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx.
No damages have been reported.
No foreclosure activity has been found.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower Barbara Harper filed bankruptcy under chapter- xx with the xx . The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xxx,xxx.xx and the value of the collateral is $xxx,xxx.xx. Therefore, the unsecured portion is $xx,xxx.xx. There is no comment indicating a cramdown. The case was discharged on x/xx/xxxx and terminated on x/xx/xxxx.	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: xx   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is xx.   Tape Source: Initial   Tape Type:
Field: xx Coverage Amount   Loan Value: 25.000%   Tape Value: 0.000%   Variance: 25.000%   Variance %: 25.00000%   Comment: xx coverage amount is 25.00%.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Variance: Variance %: Comment: Purpose of transaction is Refinance. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (lvl 3) "The seller tape shows the issue as a mortgage never recorded; the borrower has since filed bankruptcy. According to the updated title report, the subject mortgage was originated on xx/xx/xxxx and recorded on x/xx/xxxx. According to the PACER, the borrower, Barbara Harper, filed bankruptcy under Chapter xx with the case# xx-xxxxx on x/xx/xxxx. The case was discharged on x/xx/xxxx and terminated on x/xx/xxxx."	* ComplianceEase Exceptions Test Failed (lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (lvl 2)     "Loan failed charges that cannot increase x% tolerance test. Initial LE dated xx/xx/xxxx does not reflect Points - Loan Discount Fee. Final CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. xx for the increase in fee is missing from the loan documents. Subject loan is a refinance, originated on xx
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			687	Not Applicable
92740091	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,795.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,133.28	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	730	Not Applicable	47.818%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens found. The annual combined taxes for xxxx were paid off in the total amount of $x,xxx.xx on x/xx/xxxx. The annual city taxes for xxxx were paid off in the total amount of $xxx.xx on xx/xx/xxxx. As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing. According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx. No foreclosure activity has been found. No foreclosure activity has been found. As per the data tape, the subject property is owner-occupied. The subject mortgage originated on x/xx/xxxx. The covid-19 attestation document is located at xx xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows undisclosed debt with a monthly payment of $xxx with xx . The revised DTI is xx.xx%. Further details were not provided. xx defect. The subject loan originated on xx
* ComplianceEase State Regulations Test Failed (lvl 2)     "Loan fails brokerage/finder fee test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$x,xxx.xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $x,xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx"
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			740	Not Applicable
73948072	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,371.58	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$498.14	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	736	Not Applicable	28.315%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The first and second installments of county taxes for xxxx are due in the total amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB reflected as per the payment history is $xxx,xxx.xx.
covid-19 attestation is available in the loan file, which is located at “xx
As per the comment dated xx/xx/xxxx, the reason for default is servicing problems.
As per the comment dated xx/xx/xxxx, the subject property is occupied. No details pertaining to the damage to the subject property have been observed.
As per the comment dated xx/xx/xxxx, a resolved credit dispute has been identified. Further details not provided.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower first name is xx. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require xx   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: xx Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: xx company is xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Remaining Term Loan Value: 318 Tape Value: 317 Variance: 1 Variance %: 0.31545% Comment: Stated remaining term is 318. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (lvl 3) "Tape shows the loan was repurchased by UWM as the subservicer paid off the incorrect loan. Further details not provided."	* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			679	Not Applicable
18457001	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,896.17	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,270.16	2.500%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	xx	Primary	Yes	Yes	No	801	Not Applicable	41.376%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The second installment of combined and school taxes are due in the amount of $xxxx.xx and $xxxx.xx on x/xx/xxxx, and x/xx/xxxx	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of xx/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The latest xx months of collection comments are missing from the loan file.
The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is xx/xx/xxxx. The current UPB is $xxx,xxx.xx.
The loan has not been modified since origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
The subject property is owner-occupied.
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Current Legal Status Loan Value: Performing Tape Value: Collections |---| |----| Comment: Performing Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Does Lender xx ?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Does Lender xx  is xx   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 0.000%   Variance:    Variance %:    Comment: xx Coverage amount is xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -7 (Days) Variance %: Comment: Original Note Doc Date 6/xx/2020 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TRID Tolerance Test Failed (lvl 2) "TRID Violation due to decrease in lender credit on closing disclosure dated x/xx/xxxx. The initial CD dated x/xx/xxxx reflects lender credit at $x,xxx.xx. The final CD dated x/xx/xxxx reflects lender credit at $x,xxx.xx. This is a decrease of $x,xxx.xx for the fee, which has a x% tolerance test. A valid COC for the decrease in NSLC is missing from the loan documents. The subject loan is a refinance case, originated on xx
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			796	Not Applicable
30323656	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$765.79	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$425.58	8.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	Not Applicable	xx	Primary	Yes	Yes	No	811	817	49.638%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The first and second installments of county taxes for xxxx were paid in the amount of $xxx.xx. No prior year’s delinquent taxes have been found.	The loan was originated on x/xx/xxxx with the first payment date of x/xx/xxxx. According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The borrower did not make the first payment. The unpaid principal balance is $xx,xxx.xx. The current P&I is $xxx.xx and the interest rate is x.xxx%.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx. The borrower did not make the first payment. The unpaid principal balance is $xx,xxx.xx. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The occupancy of the subject property is not available. No comment pertaining to the damage to the subject property has been observed. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Interest Paid Through Date Loan Value: 12/xx/2023 Tape Value: 4/xx/2024 |---| -118 (Days) |----| Comment: Interest paid through date is 12/xx/2023. Tape Source: Initial Tape Type: Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -7 (Days) Variance %: Comment: Original note doc date is xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. xx search show an estimated value of $xxxK. Current UPB $xxK."
* Loan program disclosure missing or unexecuted (lvl 3)     "Subject approved at xx%. Tape shows DTI can exceed xx% with the updated rate and a refer recommendation will be permitted on DTI. Review of the loan file shows that the subject loan is underwritten by a LPA and its recommendation is Accept. Further details were not provided."
* Property Marketability Issues (lvl 3) "Tape shows that the loan is secured by a unit in a condo that is determined to be non-warrantable as a result of the master project insurance deductibles. Zillow search shows an estimated value of $xxxK. Current UPB $xxK."	* ComplianceEase Risk Indicator is "Elevated" (lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (lvl 2) "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			803	803
35235600	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$840.66	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$551.22	6.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	15.374%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. The first installment of county taxes for xxxx has been paid in the amount of $xxx.xx on xx/xx/xxxx. The second installment of county taxes for xxxx is due in the amount of $xxx.xx on xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $xxx.xx (PITI), which was applied for the due date of x/xx/xxxx. The current P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xx,xxx.xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of x/xx/xxxx, the borrower is current with the loan, and the next due date is x/xx/xxxx. The current UPB is $xx,xxx.xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
xx
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Interest Paid Through Date Loan Value: xx Tape Value: 4/xx/2024 |---| -122 (Days) |----| Comment: Seller tape shows Interest paid through date is xx as per data is xx Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Exceptions Test Failed (lvl 3) "This loan failed KS license validation test." * Property Marketability Issues (lvl 3) "Tape and appraisal report show that the comps selected are not similar, and the appraiser used large adjustments to arrive at an appraised value of $xxK. xxx with a sales price of $xxK, is closest to the subject property. xx search shows an estimated value of $xxxK. Current UPB is $xxK."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			703	Not Applicable
77691757	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,073.03	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,575.70	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	768	Not Applicable	36.791%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx There is a junior mortgage that originated on xx/xx/xxxx in favor of “xx xx The annual combined taxes for xxxx were paid off in the total amount of $x,xxx.xx on xx/xx/xxxx. xx The annual combined taxes for xxxx is not available xx As per updated title report, no prior year taxes are delinquent.	According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which applied for x/xx/xxxx. The current P&I is $x,xxx.xx with an interest rate of x.xxx%. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.	Collections Comments:The loan is performing.
According to the review of payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date of payment is x/xx/xxxx. The UPB as of the date mentioned in the updated payment history is $xxx,xxx.xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per the seller's tape, the property is owner-occupied. Appraisal shows subject to and provided xxxxD shows the repairs have been completed. But, xxxxD does not provided any photos for the completion of unfinished rooms, cracks between the door and wall, and unstable decks repairs done. CCs in file do not show any damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	4: Unacceptable	* Property Marketability Issues (lvl 4) "Tape and review of the appraisal report show that the subject property is accessed by a private road, and lender failed to document a private road maintenance agreement prior to closing. Further details not provided. xx search shows an estimated value of $xxxK. Current UPB $xxxK. Elevated for client review."	* Loan does not conform to program guidelines (lvl 3) "The subject is approved at xx.xx%. The tape shows the revised DTI is xx.xx%. Further details not found. The subject loan originated on xx	* Cash out purchase (lvl 2) "The subject loan is purchase case. Final closing disclosure dated xx/xx/xxxx reflects cash to in the amount of $x,xxx.xx."
																																																																																								* Loan has escrow holdback. No proof it was released (lvl 2) "The appraisal report subject to completion of repairs and xxxxD report confirming the completion of repairs are available in loan documents. Final CD shows an escrow holdback in the amount of $xx,xxx.xx for the construction of a new well, which was supposed to be completed by x/xx/xxxx. A revised xxxxD confirming completion of the new well and proof for the release of the escrow holdback are missing from the loan documents. Proof for the release of the escrow holdback document is available at xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			809	Not Applicable
34617295	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,819.52	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$729.79	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	809	Not Applicable	32.544%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx the subject mortgage was originated on xx No active judgments or liens were found. The xst installment of county taxes for xxxx is paid in the amount of $xxx.xx on xx/xx/xxxx. The xnd installment of county taxes for xxxx is due in the total amount of $xxx.xx on xx/xx/xxxx. The annual water charges have been delinquent in the amount of $xx.xx which were due on xx/xx/xxxx.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller’s tape data, the subject property has been occupied by owner.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 32.544% Tape Value: 33.051% |---| -0.507% |----| -0.50700% Comment: Borrower DTI ratio percent is 32.54%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 22.205%   Tape Value: 22.713%   Variance: -0.508%   Variance %: -0.50800%   Comment: Housing ratio per U/W is 22.20%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2024   Variance: -118 (Days)   Variance %:    Comment: Interest paid through date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: xx  Coverage Amount   Loan Value: 25.000%   Tape Value: 35.000%   Variance: -10.000%   Variance %: -10.00000%   Comment: MI coverage amount is 25.00%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: -4 (Days) Variance %: Comment: Original note doc date is 2/xx/2024. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (lvl 3) "Tape shows assets submitted towards closing are insufficient as $xK EMD cannot be included in BWR contribution, which should be a minimum of x% of own funds. Also, excluding the large deposit of $xxxx from the total available assets of $xxxx.xx, leaves with assets of $xxx.xx do not satisfy the cash to close requirement. Further details not provided. xx
																																																																																							* Loan does not conform to program guidelines (lvl 3) "Tape shows BWR does not qualify for LLPA of $x,xxx as his annual income of $xxK exceeds xx% of the AMI, i.e., $xxK, and if the credit is changed to lender credit, then the x% IPC limit is exceeded, which renders the loan not salable for Flagstar purchase. Further details not provided."	* Cash out purchase (lvl 2) "The subject loan is a purchase case. The final CD dated x/xx/xxxx reflects cash to in the amount of $x,xxx.xx."		Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			796	Not Applicable
30614624	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,804.00	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,469.71	6.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	712	Not Applicable	45.529%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx There is an active junior mortgage against the subject property in favor of xx The first and second installments of county taxes for xxxx have been due in the total amount of $x,xxx.xx on xx/xx/xxxx & xx/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of xx/xx/xxxx, the borrower is current with the loan, and the next due date is xx/xx/xxxx. The last payment was received on xx/xx/xxxx in the amount of $xxxx.xx which was applied for the due date of xx/xx/xxxx. The current monthly P&I is $xxxx.xx with an interest rate of x.xxx%. The current UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per tape data, the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by covid-19.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: x |---| -0.732% |----| -xx Comment: Borrower DTI ratio is 45.529% but tape shows 46.261%. Tape Source: Initial Tape Type: x
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.748%   Tape Value: 30.479%   Variance: -0.731%   Variance %: -0.73100%   Comment: Housing ratio is 29.748% but tape shows 30.479%.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2024   Variance: -118 (Days)   Variance %:    Comment: Interest paid through date is 12/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: 95.000% Tape Value: 102.006% Variance: -7.006% Variance %: -7.00600% Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is purchase case, originated on x/xx/xxxx, and the SOL is x year."
* Missing Initial Closing Disclosure (lvl 3)     "The document tracker reflects that the initial CD dated x/xx/xxxx is missing from the loan documents. xx
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (lvl 3) "Tape and appraisal show subject and comps are dissimilar. Subject sold for $xxx,xxx on x/xx/xx and UPB $xxx,xxx. Prior sale on x/xx/xx for $xxxK. Zillow shows value at $xxxK. Value appears reasonable."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			729	Not Applicable
12708312	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,898.79	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,393.91	8.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	735	721	44.365%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. All prior year’s taxes have been paid. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) and was applied to the due date of x/xx/xxxx. The monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPB is $xxx,xxx.xx.	Collections Comments:The loan is currently performing. As per the review of tape data payment history as of x/xx/xxxx, the borrower is current with the loan and next due date is x/xx/xxxx. The UPB is $xxx,xxx.xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---xx xx |----| xx Comment: Borrower DTI ratio is 44.365%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment: Seller tape shows Occupancy at origination is Investor, as per the 1003 document is Primary.   Tape Source: Initial   Tape Type:
Field: Qualified Mortgage Type (ComplianceEase) Loan Value: General Qualified Mortgage Tape Value: Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Application Fee paid by Borrower: $xxx.xx
Document Preparation Fee paid by Borrower: $xxx.xx
Funding, Wire, or Disbursement Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test. Loan estimate dated xx/xx/xxxx does not reflect Points - Loan Discount Fee. CD dated xx/xx/xxxx reflects Points - Loan Discount Fee at $x,xxx.xx. This is an increase in fee of $x,xxx.xx for charges that cannot increase. . Valid COC for the increase in fee is missing from the loan documents. The subject loan is a refinance case, originated on x/xx/xxxx and the x-year SOL is active."
* GSE Points and Fees Test Violations (lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $x,xxx.xx exceeds fees threshold of $x,xxx.xx over by +$xxx.xx.
The below fees were included in the test:
Application Fee paid by Borrower: $xxx.xx
Document Preparation Fee paid by Borrower: $xxx.xx
Funding, Wire, or Disbursement Fee paid by Borrower: $xxx.xx
Points - Loan Discount Fee paid by Borrower: $x,xxx.xx
Processing Fee paid by Borrower: $xxx.xx
Underwriting Fee paid by Borrower: $xxx.xx"
* Loan does not conform to program guidelines (lvl 3)     "Subject loan was a NOO loan and the CD shows proceeds in the amount of $xx,xxx.xx were used for non-mortgage debt. The loan was tested for compliance through CE.

Tape shows the LP risk recommendation is not approve/eligible due to additional layering of risk. LP in the file shows the risk recommendation is accept at a DTI of xx%. Further details not provided."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (lvl 3) "ROR is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			671	725
85409912	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$538.94	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,160.93	6.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	732	Not Applicable	38.823%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx. No bankruptcy and foreclosure evidence has been found. xx No damage or repairs have been found. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.009%   Variance x x   Comment: Collateral value used for underwriting: $xx, loan amount: $xx. CLTV=94.60%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx loan amount: xx xx   Tape Source: Initial   Tape Type:
Field: Qualified Mortgage Type (ComplianceEase) Loan Value: xx Tape Value: Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (lvl 3) "The appraisal report in the loan file is subject to and the xxxxD report is available, but still the subject property is pending for final grading, seed, and straw. The xxxxD reflects a cost to complete of $x,xxx.xx. Also, the final CD does not reflect any holdbacks."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows subject loan originated on x/xx/xxxx is an aged loan and exceeds the time period for delivery. Further details not provided."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			740	Not Applicable
80527582	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,322.30	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,521.71	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	770	701	38.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated x/xx/xxxx, the subject mortgage was originated on xx There is a prior parking and traffic violation against the borrower in favor of xx The second installment of county taxes for xxxx is due in the amount of $xxx.xx. The first installment of city taxes for xxxx was paid in the amount of $x,xxx.xx. The second installment of city taxes for xxxx is due in the amount of $x,xxx.xx. The annual school taxes for xxxx were paid in the amount of $x,xxx.xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx. The current P&I is $x,xxx.xx and the interest rate is x.xxx%. As per the comment dated xx/xx/xxxx and x/xx/xxxx, the borrower was made payment.	Collections Comments:The loan is currently performing and the next due date is x/xx/xxxx.
The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx which was applied to the due date of x/xx/xxxx. The unpaid principal balance is $xxx,xxx.xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
As per the comment dated x/xx/xxxx, the subject property is located in the FEMA disaster area due to severe storms.
As per the comment dated xx/xx/xxxx, the reason for default is curtailment of income.
No comment pertaining to the damage to the subject property has been observed.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 38.789% Tape Value: 37.517% |---| 1.272% |----| 1.27200% Comment: Borrower DTI ratio percent is 38.78%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: 2.33025%   Comment: Original balance is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 57.895%   Tape Value: 57.890%   Variance: 0.005%   Variance %: 0.00500%   Comment: Original CLTV ratio percent is 57.89%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Qualified Mortgage Type (ComplianceEase) Loan Value: xx Tape Value: Variance: Variance %: Comment: xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "The loan failed the initial closing disclosure delivery date test due to an initial CD dated x/xx/xxxx. The document tracker is missing, and x business days were added to get the receipt date of x/xx/xxxx prior to closing on x/xx/xxxx."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan-failed charges that cannot increase the x% tolerance test.  The loan estimate dated x/xx/xxxx does not reflect points - loan discount fee. The final CD dated x/xx/xxxx reflects points - loan discount fee of $x,xxx.xx.  The loan estimate dated x/xx/xxxx does not reflect the appraisal re-inspection fee. The final CD dated x/xx/xxxx reflects an appraisal re-inspection fee of $xx.xx.  The loan estimate dated x/xx/xxxx reflects an appraisal fee of $xxx.xx. The final CD dated x/xx/xxxx reflects an appraisal fee of $xxx.xx.  This is a cumulative increase in the fee of $xx,xxx.xx for charges that cannot increase. A valid COC for the increase in fee is available. COC is not getting tested due to the loan failing TRID delivery and timing test. The subject loan is a purchase case that originated on x/xx/xxxx, and the x-year SOL is active."
*xx  "The initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows lender failed to document specifics of the temporary leave and return to work dates from xx and the employer at the time of closing. Further details not provided. Lender defect. The subject loan originated on x/xx/xxxx, and the x-year SOL is active. xx receives retirement income, xx has been an employee at JZanus Ltd. for over x years, FICO xxx, xXxx since inception, and $xxxK equity in the subject."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			772	763
94745031	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,389.28	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$540.30	$877.22	3.194%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	796	Not Applicable	49.845%	First	Final policy	Not Applicable	Not Applicable	07/xx/2023	$240,049.99	Not Applicable	3.194%	$1,037.35	09/xx/2023	Financial Hardship	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens were found. The first and second installments of county taxes for xxxx-xx were paid in the amount of $xxxx.xx on xx/xx/xxxx and x/xx/xxxx. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx (PITI) which was applied to the due date of x/xx/xxxx. The current monthly P&I is $x,xxx.xx, and the interest rate is x.xxx%. The current UPb is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of x/xx/xxxx, the borrower is current with the loan and the next due date is x/xx/xxxx. The current UPB is $xxx,xxx.xx. The loan was modified on x/xx/xxxx with a modified UPB of $xxx,xxx.xx and the first mod payment date was x/xx/xxxx. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower “xx and the lender,xx . As per the modified terms, the UPB is $xxx,xxx.xx. The borrower promised to pay the modified UPB with a fixed interest rate of x.xxx% in monthly installments of $xxxx.xx (P&I) beginning on xx	Initial 1003_Application Missing or error on the Rate Lock Right of Rescission	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx |---| 0.301% |----| xx Comment: AS per final DU borrower DTI is 47.549%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 40.197%   Tape Value: 41.180%   Variance: -0.983%   Variance %: -0.98300%   Comment: Collateral value used for underwriting: $xx Amount of secondary lien(s): $0.00 Loan amount: $xx LTV 40.197%. Current UPB $xx with current CLTV 40.197%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Collateral value used for underwriting: $xx Amount of secondary lien(s): $0.00 Loan amount: $xx LTV xx Current UPB $xx with current CLTV x   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment: AS per final documents purpose of transaction per HUD-1 is refinance.   Tape Source: Initial   Tape Type:
Field: Qualified Mortgage Type (ComplianceEase)   Loan Value: General Qualified Mortgage   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 304 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (lvl 3)     "This loan failed the qualified mortgage interest only test. (xx CFR xxxx.xx(e)(x)(i)(B)) A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage."
* ComplianceEase TILA Test Failed (lvl 3)     "Finance charge disclosed on final CD as $xxx,xxx.xx. Calculated finance charge is $xxx,xxx.xx for an under disclosed amount of -$x,xxx.xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is a refinance, originated on xx/xx/xxxx and the x years SOL is active."
* ComplianceEase TRID Tolerance Test Failed (lvl 3)     "Loan failed charges that cannot increase x% tolerance test.  Initial LE dated xx/xx/xxxx does not reflect Foundation/ Structural Inspection Fee. Final CD dated xx/xx/xxxx reflects Foundation/ Structural Inspection Fee at $xxx.xx.  Initial LE dated xx/xx/xxxx reflects Construction Draw Fee at $x,xxx.xx. Final CD dated xx/xx/xxxx reflects Construction Draw Fee at $x,xxx.xx.  This is an increase in fees of +$xxx.xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.  Subject loan is a refinance, originated on xx
* GSE Points and Fees Test Violations (lvl 3)     "This loan failed the GSE (Fannie Mae Public Guidelines) amortization test due to the loans with a date creditor received application on or after January xx, xxxx, loans eligible for sale to Fannie Mae must be fully amortizing, as defined in Regulation Z."
* Loan does not conform to program guidelines (lvl 3)     "Tape shows subject loan originated on xx/xx/xxxx is an aged loan and exceeds time period for delivery. Further details not provided."
xx    "Initial xxxx is missing from loan documents."
* Missing or error on the Rate Lock Document (lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (lvl 3) "ROR is missing from loan documents."	* Qualified Mortgage DTI exceeds xx% (lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx.xx%, as the borrower’s income is $xx,xxx.xx and total expenses are in the amount of $x,xxx.xx and the loan was underwritten by AUS/DU xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			786	Not Applicable
44228756	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,614.60	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,216.92	8.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	744	757	17.688%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active liens and judgments have been found against borrower and property. No prior year delinquent taxes have been found. The second installment of county taxes for xxxx is due on x/xx/xxxx in the amount of $x,xxx.xx.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxxand the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The last payment was received on x/xx/xxxx, which was applied for the due date of x/xx/xxxxand the next due date for payment is x/xx/xxxx. The P&I is $x,xxx.xx and PITI is $x,xxx.xx. The UPB reflected as per the payment history is $xxx,xxx.xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 58.564%   Tape Value: 58.560%   Variance: 0.004%   Variance %: 0.00400%   Comment: Actual data shows original CLTV is 58.564%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Actual data shows original LTV is xx   Tape Source: Initial   Tape Type:
Field: Qualified Mortgage Type (ComplianceEase) Loan Value: xx Tape Value: Variance: Variance %: Comment: xxis Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (lvl 3) "This loan failed the Kansas license validation test."
* Intent to Proceed Missing  (lvl 3)     "Intent to proceed is missing from loan documents."
* Loan does not conform to program guidelines (lvl 3)     "The tape shows the escrows required on the HPML loan. The x/x appraisal was received by the borrower, but the subsequent version dated x/xx, in which the seller's contributions were added, was not delivered to the borrower. The final appraisal must be provided to the borrower within three days of closing."
* Missing Initial xxxx_Application (lvl 3) "Initial xxxx application is missing from loan documents."	* ComplianceEase Risk Indicator is "Moderate" (lvl 2) "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher Price Mortgage Loan (lvl 2)     "Loan failed the higher-priced mortgage loan test (xx CFR § xxxx.xx(a) (x)) due to an APR calculated at x.xxx% exceeds APR threshold of x.xxx% over by +x.xxx%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation xxxx.xx(b), (c) and (d)."
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from loan documents."		Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			686	687
75040988	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,360.23	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,339.65	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	29.944%	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2023	$320,821.50	$200.00	3.125%	$1,170.99	10/xx/2023	Financial Hardship	As per the updated title report dated xx/xx/xxxx, the subject mortgage was originated on xx No active judgments or liens have been found. No prior year’s delinquent taxes have been found.	According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of x/xx/xxxx, the borrower is current with the loan. The next due date is x/xx/xxxx. The last payment was received on x/xx/xxxx in the amount of $x,xxx.xx with an interest rate of x.xxx% which was applied for the due date of x/xx/xxxx. The current UPB is $xxx,xxx.xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated x/xx/xxxx, the borrower’s income was impacted by covid-19. The servicer provided FB plan that ran from x/xx/xxxx to x/xx/xxxx.
The loan was originated on xx
xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	A loan modification agreement was made on xx/xx/xxxx. The new modification interest rate is x.xxx%, and the borrower has promised to pay P&I in the amount of $x,xxx.xx, which began on xx/xx/xxxx. The new principal balance is $xxx,xxx.xx, of which an interest bearing amount is $xxx,xxx.xx and a deferred amount is $xxx.xx. The last modified payment will be due on x/xx/xxxx.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xxx Tape Value: xx |---| -16.242% |----| -xx Comment: As per final 1008 and LP borrower DTI is 29.944%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 24.151%   Tape Value: 37.249%   Variance: -13.098%   Variance %: -13.09800%   Comment: As per final 1008 and LP housing ratio is 24.151%   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 6/xx/2051 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (lvl 2) "The subject loan was approved at xx.xx%. Tape shows the loan is ineligible for FreddieMac as they did not agree with the income calculation, and the revised DTI is xx.xx%. Further details not provided. Lender defect. The subject loan originated on x/xx/xxxx, and the x-year SOL will expire on x/xx/xxxx. BWR has been SE for x.xx years at xx
																																																																																								* Missing or error on the Rate Lock Document (lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable